As filed with the Securities and Exchange Commission on February 27, 1998

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                 ____________

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933 ( X )

                     Post-Effective Amendment No. 42 ( X )

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940 ( X )

                            Amendment No. 44 ( X )

                       (Check appropriate box or boxes)

                                  __________

                              GOLDMAN SACHS TRUST
              (Exact name of registrant as specified in charter)

                               4900 Sears Tower
                         Chicago, Illinois 60606-6303
                   (Address of principal executive offices)

                        Registrant's Telephone Number,
                       including Area Code 312-993-4400
                                 ____________

Michael J. Richman, Esq.                            Copies to:
Goldman, Sachs & Co.                                Jeffrey A. Dalke, Esq.
85 Broad Street - 12th Floor                        Drinker Biddle & Reath LLP
New York, New York 10004                            1345 Chestnut Street
                                                    Philadelphia, PA 19107
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

( )  Immediately upon filing pursuant to paragraph (b)
(X)  On March 1, 1998 pursuant to paragraph (b)
( )  60 days after filing pursuant to paragraph (a)(1)
( )  On (date) pursuant to paragraph (a)(1)
( )  75 days after filing pursuant to paragraph (a)(2)
( )  On (date) pursuant to paragraph (a)(2) of rule 485.

Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2. On January 26, 1998 Registrant filed a Rule 24f-2 notice on behalf of its fixed-income funds for their fiscal year ended October 31, 1997.

                              GOLDMAN SACHS TRUST
                            Institutional Shares of
                       GOLDMAN SACHS FIXED INCOME FUNDS
                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PAGE A                            CAPTION
------                            -------

GOLDMAN SACHS FIXED INCOME FUNDS
--------------------------------
Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs High Yield Fund


1.   Cover Page                   Cover Page

2.   Synopsis                     Fund Highlights

3.   Condensed Financial
     Information                  Financial Highlights

4.   General Description of       Cover Page; Fund Highlights;
     Registrant                   Investment Objectives and Policies;
                                  Description of Securities; Risk
                                  Factors; Investment Techniques;
                                  Investment Restrictions; Portfolio
                                  Turnover; Reports to Shareholders;
                                  Shares of the Trust; Additional
                                  Information

5.   Management of the Fund       Management

6.   Capital Stock and Other      Dividends; Shares of the Trust;
     Securities                   Taxation; Additional Information

7.
     Purchase of Securities       Purchase of Institutional Shares;
     Being Offered                Net Asset Value; Additional
                                  Information

8.   Redemption or Repurchase     Redemption of Institutional Shares;
                                  Additional Information

9.   Pending Legal Proceedings    Not Applicable


PART B                            CAPTION
-----                             ------------------------------------
10.  Cover Page                   Cover Page

11.  Table of Contents            Table of Contents

12.  General Information and      Not Applicable
     History

13.  Investment Objectives and    Other Investments and Practices;
     Policies                     Investment Restrictions

14.  Management of the            Management
     Registrant

15.  Control Persons and          Shares of the Trust
     Principal Holders of
     Securities

16.  Investment Advisory and      Management
     Other Services

17.  Brokerage Allocation and     Portfolio Transactions
     Other Securities

18.  Capital Stock and Other      Shares of the Trust
     Securities

19.  Purchase, Redemption and     Management; Net Asset Value
     Pricing of Securities
     Being Offered

20.  Tax Status                   Taxation

21.  Underwriters                 Management-Distributor

22.  Calculation of Performance   Performance Information
     Data

23.  Financial Statements         Financial Statements

PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST
                               Service Shares of
                     GOLDMAN SACHS FIXED INCOME FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PAGE A                            CAPTION
------                            -------

Goldman Sachs Fixed Income Funds
--------------------------------
Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs High Yield Fund


1.   Cover Page                   Cover Page

2.   Synopsis                     Fund Highlights

3.   Condensed Financial
     Information                  Financial Highlights


4.   General Description of       Cover Page; Fund Highlights;
     Registrant                   Investment Objectives and Policies;
                                  Description of Securities; Risk
                                  Factors; Investment Techniques;
                                  Investment Restrictions; Portfolio
                                  Turnover; Reports to Shareholders;
                                  Shares of the Trust; Additional
                                  Information

5.   Management of the Fund       Management

6.   Capital Stock and Other      Dividends; Shares of the Trust;
     Securities                   Taxation; Additional Information

7.   Purchase of Securities       Purchase of Service Shares; Net
     Being Offered                Asset Value; Additional Information

8.   Redemption or Repurchase     Redemption of Service Shares;
                                  Additional Information

9.   Pending Legal Proceedings    Not Applicable


PART B                                          CAPTION
-------                           ------------------------------------
10.  Cover Page                   Cover Page

11.  Table of Contents            Table of Contents

12.  General Information and      Not Applicable
     History

13   Investment Objectives and    Other Investments and Practices;
     Policies                     Investment Restrictions

14.  Management of the            Management
     Registrant

15.  Control Persons and          Shares of the Trust
     Principal Holders of
     Securities

16.  Investment Advisory and      Management
     Other Services

17.  Brokerage Allocation and     Portfolio Transactions
     Other Securities

18.  Capital Stock and Other      Shares of the Trust
     Securities

19.  Purchase, Redemption and     Management; Net Asset Value
     Pricing of Securities
     Being Offered

20.  Tax Status                   Taxation

21.  Underwriters                 Management-Distributor

22.  Calculation of Performance   Performance Information
     Data

23.  Financial Statements         Financial Statements




PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST
                      Class A, Class B and Class C Shares
                     GOLDMAN SACHS FIXED INCOME FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PAGE A                            CAPTION
------                            -------


Goldman Sachs Fixed Income Funds
--------------------------------
Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs High Yield Fund

1.   Cover Page                   Cover Page

2.   Synopsis                     Fund Highlights

3.   Condensed Financial
     Information                  Financial Highlights

4.   General Description of       Cover Page; Fund Highlights;
     Registrant                   Investment Objectives and Policies;
                                  Description of Securities; Risk
                                  Factors; Investment Techniques;
                                  Investment Restrictions; Portfolio
                                  Turnover; Reports to Shareholders;
                                  Shares of the Trust; Additional
                                  Information

5.   Management of the Fund       Management

6.   Capital Stock and Other      Dividends; Shares of the Trust;
     Securities                   Taxation; Additional Information

7.   Purchase of Securities       How to Invest; Net Asset Value;
     Being Offered                Additional Information

8.   Redemption or Repurchase     How to Sell Shares of the Funds;
                                  Additional Information

9.   Pending Legal Proceedings    Not Applicable


PART B                                          CAPTION
-------                           ------------------------------------
10.  Cover Page                   Cover Page

11.  Table of Contents            Table of Contents

12.  General Information and      Not Applicable
     History

13.  Investment Objectives and    Other Investments and Practices;
     Policies                     Investment Restrictions

14.  Management of the            Management
     Registrant

15.  Control Persons and          Shares of the Trust
     Principal Holders of
     Securities

16.  Investment Advisory and      Management
     Other Services

17.  Brokerage Allocation and     Portfolio Transactions
     Other Securities

18.  Capital Stock and Other      Shares of the Trust
     Securities

19.  Purchase, Redemption and     Management; Net Asset Value; Other
     Pricing of Securities        Information Regarding Purchases,
     Being Offered                Redemptions, Exchanges and Dividends

20.  Tax Status                   Taxation

21.  Underwriters                 Management-Distributor

22.  Calculation of Performance   Performance Information
     Data

23.  Financial Statements         Financial Statements


PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST
                           Administration Shares of
                       GOLDMAN SACHS FIXED INCOME FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PAGE A                            CAPTION
------                            -------

Goldman Sachs Fixed Income Funds
--------------------------------
Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs High Yield Fund


1.   Cover Page                   Cover Page

2.   Synopsis                     Fund Highlights

3.   Condensed Financial
     Information                  Financial Highlights

4.   General Description of       Cover Page; Fund Highlights;
     Registrant                   Investment Objectives and Policies;
                                  Description of Securities; Risk
                                  Factors; Investment Techniques;
                                  Investment Restrictions; Portfolio
                                  Turnover; Reports to Shareholders;
                                  Shares of the Trust; Additional
                                  Information

5.   Management of the Fund       Management

6.   Capital Stock and Other      Dividends; Shares of the Trust;
                                  Taxation; Additional Information
     Securities

7.   Purchase of Securities       Purchase of Administration Shares;
     Being Offered                Net Asset Value; Additional
                                  Information

8.   Redemption or Repurchase     Redemption of Administration
                                  Shares; Additional Information

9.   Pending Legal Proceedings    Not Applicable

PART B                                          CAPTION
-------                           ------------------------------------
10.  Cover Page                   Cover Page

11   Table of Contents            Table of Contents

12   General Information and      Not Applicable
     History

13   Investment Objectives and    Other Investments and Practices;
     Policies                     Investment Restrictions

14   Management of the            Management
     Registrant

15   Control Persons and          Shares of the Trust
     Principal Holders of
     Securities

16   Investment Advisory and      Management
     Other Services

17   Brokerage Allocation and     Portfolio Transactions
     Other Securities


18   Capital Stock and Other      Shares of the Trust
     Securities

19   Purchase, Redemption and     Management; Net Asset Value
     Pricing of Securities
     Being Offered

20   Tax Status                   Taxation

21.  Underwriters                 Management-Distributor

22   Calculation of Performance   Performance Information
     Data

23.  Financial Statements         Financial Statements



PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

--------------------------------------------------------------------------------
PROSPECTUS              GOLDMAN SACHS FIXED INCOME FUNDS
                            CLASS A, B AND C SHARES
March 1, 1998


GOLDMAN SACHS ADJUSTABLE RATE       GOLDMAN SACHS MUNICIPAL INCOME FUND
GOVERNMENT FUND                        Seeks a high level of current income
                                       that is exempt from regular federal in-
                                       come tax, consistent with preservation
  Seeks a high level of current        of capital. The Fund invests primarily
  income, consistent with low          in municipal securities.
  volatility of principal. The
  Fund invests primarily in         GOLDMAN SACHS CORE FIXED INCOME FUND
  adjustable rate mortgage
  pass-through securities and          Seeks a total return consisting of cap-
  other mortgage securities            ital appreciation and income that ex-
  with periodic interest rate          ceeds the total return of the Lehman
  resets, which are issued or          Brothers Aggregate Bond Index. The Fund
  guaranteed by the U.S.               invests primarily in fixed-income secu-
  government, its agencies,            rities, including securities issued or
  instrumentalities or                 guaranteed by the U.S. government, its
  sponsored enterprises.               agencies, instrumentalities or spon-
                                       sored enterprises, corporate securi-
GOLDMAN SACHS SHORT DURATION           ties, mortgage-backed securities and
GOVERNMENT FUND                        asset-backed securities.
  Seeks a high level of current
  income and secondarily, in        GOLDMAN SACHS GLOBAL INCOME FUND
  seeking current income, may
  also consider the potential
  for capital appreciation. The
  Fund invests primarily in
  securities issued or
  guaranteed by the U.S.
  government, its agencies,
  instrumentalities or
  sponsored enterprises.

GOLDMAN SACHS SHORT DURATION           Seeks a high total return, emphasizing
TAX-FREE FUND                          current income and, to a lesser extent,
                                       providing opportunities for capital ap-
  Seeks a high level of current        preciation. The Fund invests primarily
  income, consistent with              in a portfolio of high quality fixed-
  relatively low volatility of         income securities of U.S. and foreign
  principal, that is exempt            issuers and foreign currencies.
  from regular federal income
  tax. The Fund invests             GOLDMAN SACHS HIGH YIELD FUND
  primarily in municipal
  securities.

GOLDMAN SACHS GOVERNMENT
INCOME FUND
                                       Seeks a high level of current income
                                       and secondarily, may also consider the
  Seeks a high level of current        potential for capital appreciation. The
  income, consistent with              Fund invests primarily in fixed-income
  safety of principal. The Fund        securities rated below investment
  invests primarily in                 grade.
  securities, including
  mortgage-backed securities,
  issued or guaranteed by the
  U.S. government, its
  agencies, instrumentalities
  or sponsored enterprises.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                       (continued on next page)

(cover continued)

  THE ADJUSTABLE RATE GOVERNMENT, SHORT DURATION GOVERNMENT AND GOVERNMENT INCOME FUNDS' NET ASSET VALUES AND YIELDS ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  THE CORE FIXED INCOME, GLOBAL INCOME AND HIGH YIELD FUNDS MAY INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN U.S. DOLLAR-DENOMINATED FIXED-INCOME SECURITIES. IN PARTICULAR, THE SECURITIES MARKETS OF EMERGING MARKET COUNTRIES ARE LESS LIQUID, ARE SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES.

  THE HIGH YIELD FUND INVESTS PRIMARILY IN HIGH YIELD, FIXED INCOME SECURITIES RATED BELOW INVESTMENT GRADE THAT ARE CONSIDERED SPECULATIVE AND GENERALLY INVOLVE GREATER PRICE VOLATILITY AND GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED FIXED INCOME SECURITIES.

  INVESTORS SHOULD CONSIDER THE RISKS ASSOCIATED WITH INVESTMENT IN A FUND INVESTING IN FOREIGN AND/OR HIGH YIELD SECURITIES. THE FUNDS MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Fund Highlights......................   1
Fees and Expenses....................   8
Financial Highlights.................  12
Investment Objectives and Policies...  17
Description of Securities............  24
Risk Factors.........................  32
Investment Techniques................  35
Investment Restrictions..............  39
Portfolio Turnover...................  39
Management...........................  40
Reports to Shareholders..............  43
How to Invest........................  44

                                                              PAGE
                                                              ----
                         Services Available to Shareholders.   51
                         Distribution and Authorized Dealer
                          Service Plans.....................   54
                         How to Sell Shares of the Funds....   55
                         Dividends..........................   56
                         Net Asset Value....................   57
                         Performance Information............   57
                         Shares of the Trust................   58
                         Taxation...........................   59
                         Additional Information.............   61
                         Appendix...........................   62
                         Account Application

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as Investment Adviser to the Short Duration Tax-Free, Core Fixed Income, Government Income, Municipal Income and High Yield Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the Global Income Fund. As of January 26, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

                                                            EXPECTED
                                                           APPROXIMATE
                     INVESTMENT                           INTEREST RATE
  FUND NAME          OBJECTIVES            DURATION        SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY
ADJUSTABLE      A high level of       Target = 6-month    9-month note  At least 65% of       U.S. Government
RATE            current income,       to 1-year                         total assets in       Securities
GOVERNMENT      consistent with       U.S. Treasury                     securities issued or
FUND            low volatility        Security                          guaranteed by the
                of principal.         Maximum = 2 years                 U.S. government,
                                                                        its agencies,
                                                                        instrumentalities
                                                                        or sponsored
                                                                        enterprises
                                                                        ("U.S. Government
                                                                        Securities'')
                                                                        that are adjustable
                                                                        rate mortgage
                                                                        pass-through
                                                                        securities and
                                                                        other mortgage
                                                                        securities with
                                                                        periodic interest
                                                                        rate resets.
SHORT DURATION  A high level of       Target = 2-year     2-year bond   At least 65% of       U.S. Government
GOVERNMENT      current income,       U.S. Treasury                     total assets in       Securities
FUND            and secondarily,      Security plus                     U.S. Government
                in seeking current    or minus .5 years                 Securities
                income, may           Maximum = 3 years                 and repurchase
                also consider the                                       agreements
                potential for                                           collateralized
                capital appreciation.                                   by such securities.
SHORT DURATION  A high level of       Target = Lehman     3-year bond   At least 80% of       Minimum = BBB/Baa
TAX-FREE        current income,       Brothers                          net assets in
FUND            consistent with       3-year Municipal                  municipal securities.
                low volatility        Bond Index
                of principal,         plus or minus
                that is exempt        .5 years
                from regular          Maximum = 4 years
                federal
                income tax.
GOVERNMENT      A high level of       Target = Lehman     5-year bond   At least 65% of       U.S. Government
INCOME          current income,       Brothers Mutual                   total assets in U.S.  Securities; non-U.S.
FUND            consistent with       Fund Government/                  Government            Government
                safety of             Mortgage Index                    Securities, including Securities =
                principal.            plus or minus                     mortgage-backed       AAA/Aaa
                                      1 year                            U.S. Government
                                      Maximum =                         Securities and
                                      6 years                           repurchase
                                                                        agreements
                                                                        collateralized by
                                                                        U.S. Government
                                                                        Securities.
FUND NAME      OTHER INVESTMENTS    BENCHMARK
ADJUSTABLE      Fixed-rate          6-month and
RATE            mortgage            1-year U.S.
GOVERNMENT      pass-through        Treasury Security
FUND            securities
                and repurchase
                agreements
                collateralized by
                U.S. Government
                Securities.
SHORT DURATION  Mortgage pass-      2-year U.S.
GOVERNMENT      through             Treasury Security
FUND            securities and
                other securities
                representing an
                interest in or
                collateralized
                by mortgage loans.
SHORT DURATION  U.S. Government     Lehman Brothers
TAX-FREE        Securities          3-Year Municipal
FUND            and repurchase      Bond Index
                agreements
                collateralized
                by such securities.
GOVERNMENT      Non-government      Lehman Brothers
INCOME          mortgage pass-      Mutual Fund
FUND            through securities, Government/
                asset-backed        Mortgage Index
                securities and
                corporate
                fixed income
                securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                        EXPECTED
                                                      APPROXIMATE
                                                        INTEREST
                  INVESTMENT                              RATE
 FUND NAME        OBJECTIVES            DURATION      SENSITIVITY    INVESTMENT SECTOR     CREDIT QUALITY   OTHER INVESTMENTS
MUNICIPAL    A high level of       Target = Lehman    15-year bond At least 80% of       Minimum = BBB/Baa  U.S. Government
INCOME       current income        Brothers 15-year                net assets in         Average = AA/Aa    Securities and
FUND         that is exempt        Municipal Bond                  municipal securities.                    repurchase
             from regular          Index plus                                                               agreements
             federal income        or minus 1 year                                                          collateralized by
             tax, consistent       Maximum =                                                                such securities.
             with preservation     12 years
             of capital.
CORE FIXED   Total return          Target = Lehman    5-year bond  At least 65% of       Minimum = BBB/Baa  Foreign fixed-
INCOME FUND  consisting of         Brothers                        assets in fixed-      Minimum for        income,
             capital               Aggregate Bond                  income securities,    non-dollar         municipal and
             appreciation and      Index plus or                   including             securities = AA/Aa convertible
             income that           minus 1 year                    U.S. Government                          securities,
             exceeds the total     Maximum =  6 years              Securities,                              foreign currencies
             return of the                                         corporate,                               and repurchase
             Lehman Brothers                                       mortgage-backed                          agreements
             Aggregate Bond                                        and asset-backed                         collateralized
             Index.                                                securities.                              by U.S.
                                                                                                            Government
                                                                                                            Securities.
GLOBAL       A high total return,  Target = J.P.      6-year bond  Securities of U.S.    Minimum = BBB/Baa  Mortgage and asset
INCOME       emphasizing           Morgan Global                   and foreign           At least 50% =     backed securities,
FUND         current               Government                      governments and       AAA/Aaa            foreign currencies
             income, and, to       Bond Index                      corporations.                            and repurchase
             a lesser extent,      (hedged) plus                                                            agreements
             providing             or minus 2.5 years                                                       collateralized by
             opportunities         Maximum =                                                                U.S. Government
             for capital           7.5 years                                                                Securities or
             appreciation.                                                                                  certain foreign
                                                                                                            government
                                                                                                            securities.
HIGH YIELD   A high level of       Target = Lehman    6-year bond  At least 65% of       At least 65% =     Mortgage-backed
FUND         current income        Brothers High                   assets in fixed-      BB/Ba or below     and asset-backed
             and, secondarily,     Yield Bond Index                income securities                        securities, U.S.
             capital appreciation. plus or minus                   rated below                              Government
                                   2.5 years                       investment grade,                        Securities,
                                   Maximum =                       including U.S.                           investment grade
                                   7.5 years                       and non-U.S. dollar                      corporate fixed-
                                                                   corporate debt,                          income securities,
                                                                   foreign government                       structured
                                                                   securities,                              securities,
                                                                   convertible                              foreign currencies
                                                                   securities                               and repurchase
                                                                   and preferred stock.                     agreements
                                                                                                            collateralized by
                                                                                                            U.S. Government
                                                                                                            Securities.
 FUND NAME      BENCHMARK
MUNICIPAL    Lehman Brothers
INCOME       15-Year
FUND         Municipal
             Bond Index
CORE FIXED   Lehman Brothers
INCOME FUND  Aggregate Bond
             Index
GLOBAL       J.P. Morgan
INCOME       Global
FUND         Government Bond
             Index (hedged)
HIGH YIELD   Lehman Brothers
FUND         High Yield
             Bond Index

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income, Global Income and High Yield Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Interest Rate Risk. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations, and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Because of their tax-exempt status, the yields and market values of municipal securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities.

   Risks of investing in non-investment grade fixed-income securities. Non-investment grade fixed-income securities (commonly referred to as "junk bonds") are subject to greater volatility and risk of loss and are less liquid than securities which are perceived to be of higher credit quality. Such securities, also referred to as high yield securities, are considered to be speculative by traditional investment standards. High yield securities are subject to increased risk of an issuer's inability to meet principal and interest payments. The High Yield Fund may invest in securities which are in default at the time of investment. The market for non-investment grade securities tends to be concentrated in a limited number of market makers, which may affect liquidity. In addition, the market price of such securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to the general level of interest rates.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility. To the extent that the Core Fixed Income, Global Income and High Yield Funds invest in emerging markets and countries, these risks may be heightened.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.

   Diversified and Non-Diversified Funds. Each Fund, other than the Global Income Fund, is a "diversified open-end management company" as defined under the Investment Company Act of 1940, as amended (the "Act"). The Global Income Fund is a "non-diversified open-end management company" as defined under the Act and is, therefore, subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions."

 WHAT IS THE MINIMUM INVESTMENT?

                                                             MINIMUM
                                                   ----------------------------
                                                   INITIAL PURCHASE ADDITIONAL
    TYPE OF PURCHASE                                    AMOUNT      INVESTMENTS
    ----------------                               ---------------- -----------
    Regular Purchases.............................      $1,000          $50
    Tax-Sheltered Retirement Plans and UGMA/UTMA
     Purchases....................................      $  250          $50
    Automatic Investment Plan.....................      $   50          $50
    403(b) Plans..................................      $  200          $50

  For further information, see "How to Invest--How to Buy Shares of the Funds" on page 45.

 HOW DO I PURCHASE SHARES?

   You may purchase shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of shares ("Authorized Dealers"). See "How to Invest" on page 44.

 WHAT ARE MY PURCHASE ALTERNATIVES?

   The Funds offer three classes of shares through this Prospectus (other than the Adjustable Rate Government Fund which does not currently, but may in the future, offer Class B or Class C shares). These shares may be purchased at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase ("Class A shares"), (ii) with a contingent deferred sales charge imposed on redemptions within six years of purchase ("Class B shares") or (iii) without any initial or contingent deferred sales charge, as long as shares are held for one year or more ("Class C shares"). Except with respect to the Adjustable Rate Government Fund, direct purchases of $1 million ($500,000 in the case of the Short Duration Government and Short Duration Tax Free Funds) or more of Class A shares will be sold without an initial sales charge and will be subject to a contingent deferred sales charge at the time of certain redemptions.

     ADJUSTABLE RATE      MAXIMUM INITIAL                   MAXIMUM CONTINGENT
     GOVERNMENT FUND       SALES CHARGE                   DEFERRED SALES CHARGE
     ---------------      ---------------                 ---------------------
  Class
   A....                        1.5%                               N/A
      SHORT DURATION
    GOVERNMENT  FUND
      SHORT DURATION
      TAX-FREE FUND
    -----------------
  Class
   A....                        2.0%                           (See above)
  Class
   B....                        N/A                2% declining to 0% after three years
  Class
   C....                        N/A       1% if shares are redeemed within 12 months of purchase
  GOVERNMENT INCOME FUND
  MUNICIPAL INCOME FUND
  CORE FIXED INCOME FUND
    GLOBAL INCOME FUND
     HIGH YIELD FUND
  ----------------------
  Class
   A....                        4.5%                           (See above)
  Class
   B....                        N/A                 5% declining to 0% after six years
  Class
   C....                        N/A       1% if shares are redeemed within 12 months of purchase

   Over time, the deferred sales charge and distribution fees attributable to Class B or Class C shares will exceed the initial sales charge and distribution fees attributable to Class A shares. Class B shares convert to Class A shares, which are subject to lower distribution fees, eight years after initial purchase. Class C shares, which are subject to the same distribution fees as Class B shares, do not convert to Class A shares and are subject to the higher distribution fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page 44.

 HOW DO I SELL MY SHARES?

   You may redeem shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "How to Sell Shares of the Funds."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                                INVESTMENT INCOME
                                                    DIVIDENDS
                                                ------------------ CAPITAL GAINS
     FUND                                       DECLARED    PAID   DISTRIBUTIONS
     ----                                       ------------------ -------------
  Adjustable Rate Government................... Daily     Monthly    Annually
  Short Duration Government.................... Daily     Monthly    Annually
  Short Duration Tax-Free...................... Daily     Monthly    Annually
  Government Income............................ Daily     Monthly    Annually
  Municipal Income............................. Daily     Monthly    Annually
  Core Fixed Income............................ Daily     Monthly    Annually
  Global Income................................ Monthly   Monthly    Annually
  High Yield................................... Daily     Monthly    Annually

   You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive dividends in cash, shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A shares of a Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C shares of a Fund (the "ILA Portfolios"). For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES

                    ADJUSTABLE RATE     SHORT DURATION                SHORT DURATION                  GOVERNMENT
                      GOVERNMENT          GOVERNMENT                     TAX-FREE                       INCOME
                        FUND/5/             FUND/5/                        FUND                         FUND/5/
                    --------------- ---------------------------   ---------------------------   ---------------------------
                        CLASS A     CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                    --------------- -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales
 Charge Imposed on
 Purchases.........       1.5%/1/     2.0%/1/  none      none       2.0%/1/  none      none       4.5%/1/  none      none
 Maximum Sales
 Charge Imposed on
 Reinvested
 Dividends.........      none        none      none      none      none      none      none      none      none      none
 Maximum Deferred
 Sales Charge......      none/1/     none/1/    2.0%/2/   1.0%/3/  none/1/    2.0%/2/   1.0%/3/  none/1/   5.0%/2/   1.0%/3/
 Redemption
 Fees/4/...........      none        none      none      none      none      none      none      none      none      none
 Exchange Fees/4/..      none        none      none      none      none      none      none      none      none      none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (after applicable
 limitations)/6/...      0.40%       0.50%     0.50%     0.50%     0.40%     0.40%     0.40%     0.65%     0.65%     0.65%
 Distribution
 (Rule 12b-1) Fees
 (after applicable
 limitations)/7/...      0.00%       0.00%     0.60%     0.75%     0.00%     0.60%     0.75%     0.00%     0.75%     0.75%
 Other Expenses:
   Authorized
   Dealer Service
   Fees............      0.25%       0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
   Other Expenses
   (after
   applicable
   limitations)/8/.      0.13%       0.05%     0.05%     0.05%     0.05%     0.05%     0.05%     0.00%     0.00%     0.00%
                         ----        ----      ----      ----      ----      ----      ----      ----      ----      ----
 TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/...      0.78%       0.80%     1.40%     1.55%     0.70%     1.30%     1.45%     0.90%     1.65%     1.65%
                         ====        ====      ====      ====      ====      ====      ====      ====      ====      ====
                           MUNICIPAL                    CORE FIXED                      GLOBAL
                            INCOME                        INCOME                        INCOME
                             FUND                          FUND                          FUND
                    ----------------------------- ----------------------------- -----------------------------
                    CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                    --------- --------- --------- --------- --------- --------- --------- --------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales
 Charge Imposed on
 Purchases.........   4.5%/1/  none      none      4.5%/1/   none      none      4.5%/1/   none      none
 Maximum Sales
 Charge Imposed on
 Reinvested
 Dividends.........  none      none      none      none      none      none      none      none      none
 Maximum Deferred
 Sales Charge......  none/1/   5.0%/2/   1.0%/3/   none/1/   5.0%/2/   1.0%/3/   none/1/    5.0%/2/   1.0%/3/
 Redemption
 Fees/4/...........  none      none      none      none      none      none      none      none      none
 Exchange Fees/4/..  none      none      none      none      none      none      none      none      none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (after applicable
 limitations)/6/...  0.55%     0.55%     0.55%     0.40%     0.40%     0.40%     0.59%     0.59%     0.59%
 Distribution
 (Rule 12b-1) Fees
 (after applicable
 limitations)/7/...  0.00%     0.75%     0.75%     0.00%     0.75%     0.75%     0.21%     0.75%     0.75%
 Other Expenses:
   Authorized
   Dealer Service
   Fees............  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
   Other Expenses
   (after
   applicable
   limitations)/8/.  0.05%     0.05%     0.05%     0.05%     0.05%     0.05%     0.12%     0.12%     0.12%
                    --------- --------- --------- --------- --------- --------- --------- --------- ---------
 TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/...  0.85%     1.60%     1.60%     0.70%     1.45%     1.45%     1.17%     1.71%     1.71%
                    ========= ========= ========= ========= ========= ========= ========= ========= =========
                             HIGH
                             YIELD
                            FUND/5/
                    -----------------------------
                    CLASS A   CLASS B   CLASS C
                    --------- --------- ---------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales
 Charge Imposed on
 Purchases.........   4.5%/1/   none      none
 Maximum Sales
 Charge Imposed on
 Reinvested
 Dividends.........   none      none      none
 Maximum Deferred
 Sales Charge......   none/1/    5.0%/2/   1.0%/3/
 Redemption
 Fees/4/...........   none      none      none
 Exchange Fees/4/..   none      none      none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (after applicable
 limitations)/6/...  0.65%     0.65%     0.65%
 Distribution
 (Rule 12b-1) Fees
 (after applicable
 limitations)/7/...  0.00%     0.75%     0.75%
 Other Expenses:
   Authorized
   Dealer Service
   Fees............  0.25%     0.25%     0.25%
   Other Expenses
   (after
   applicable
   limitations)/8/.  0.20%     0.20%     0.20%
                    --------- --------- ---------
 TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/...  1.10%     1.85%     1.85%
                    ========= ========= =========

----

/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. Except with respect to direct purchases of the Adjustable Rate Government Fund, a contingent deferred sales charge of 1.00% is imposed on certain redemptions (within 18 months of purchase) of Class A shares sold without an initial sales charge as part of an investment of $1 million ($500,000 in the case of Short Duration Government and Short Duration Tax Free Funds) or more. See "How to Invest--Offering Price."

/2/ With the exception of the Short Duration Government Fund and the Short
    Duration Tax-Free Fund, a contingent deferred sales charge is imposed upon shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. With respect to Short Duration Government Fund and Short Duration Tax-Free Fund, a contingent deferred sales charge is imposed on shares redeemed within three years of purchase at a rate of 2.0% in the first year, declining to 1% in the third year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."

/3/ A contingent deferred sales charge of 1.00% is imposed on shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."

/4/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."

/5/ Based on estimated amounts for the current fiscal year.

/6/ The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the Global Income and High Yield Funds equal to .31% and .05%, respectively. Without such limitations, management fees would be .90% and .70% of each Fund's average daily net assets, respectively.

/7/ Goldman Sachs voluntarily has agreed not to impose the entire distribution fee attributable to Class A shares of each Fund, except Global Income Fund where Goldman Sachs voluntarily has agreed not to impose .04% of the distribution fee. Goldman Sachs has also voluntarily agreed not to impose .15% of the distribution fee attributable to Class B shares of the Short Duration Government and Short Duration Tax-Free Funds. Distribution fees for Class A and Class B shares would otherwise be payable at the rate of .25% and .75%, respectively, of average daily net assets.

/8/ The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds)) to the extent such expenses exceed .05%, .05%, .00%, .05%, .05%, .06% and .14% of the average daily net assets of the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, respectively.

/9/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Funds would have been as set forth below. The information is for the fiscal year ended October 31, 1997 with the exception of the Adjustable Rate Government Fund, Short Duration Government Fund, Government Income Fund and High Yield Fund which are estimated for the current fiscal year:

                                                                        TOTAL
                                                              OTHER   OPERATING
                                                             EXPENSES EXPENSES
                                                             -------- ---------
Adjustable Rate Government
  Class A...................................................   .13%     1.03%
Short Duration Government
  Class A...................................................   .32%     1.32%
  Class B...................................................   .32%     1.82%
  Class C...................................................   .32%     1.82%
Short Duration Tax-Free
  Class A...................................................   .83%     1.73%
  Class B...................................................   .83%     2.23%
  Class C...................................................   .83%     2.23%
Government Income
  Class A...................................................   .67%     1.82%
  Class B...................................................   .67%     2.32%
  Class C...................................................   .67%     2.32%
Municipal Income
  Class A...................................................   .57%     1.62%
  Class B...................................................   .57%     2.12%
  Class C...................................................   .57%     2.12%
Core Fixed Income
  Class A...................................................   .43%     1.33%
  Class B...................................................   .43%     1.83%
  Class C...................................................   .43%     1.83%
Global Income
  Class A...................................................   .20%     1.60%
  Class B...................................................   .20%     2.10%
  Class C...................................................   .20%     2.10%
High Yield
  Class A...................................................   .39%     1.59%
  Class B...................................................   .39%     2.09%
  Class C...................................................   .39%     2.09%

  In addition, for the year ended October 31, 1997, the Investment Adviser waived and reimbursed certain fees and expenses such that "Other Expenses" and "Total Operating Expenses" actually incurred by the Adjustable Rate Government Fund were 0.09% and 0.74%, respectively. Without such limitations, "Other Expenses" and "Total Operating Expenses" of the Fund would have been 0.12% and 1.02%, respectively.

  For the year ended October 31, 1997, the Investment Adviser voluntarily agreed that a portion of the management fee would not be imposed on the Short Duration Government and Government Income Funds equal to 0.10% and 0.40%, respectively. Without such limitations, management fees would have been 0.50% and 0.65% of each Fund's average daily net assets, respectively. In addition, the Investment Adviser reimbursed certain expenses such that "Other Expenses" actually incurred by the Short Duration Government and Government Income Funds for Class A, B and C shares were 0.05% and 0.00%, respectively and "Total Operating Expenses" were 0.70%, 1.30% and 1.45% and 0.80%, 1.25% and 1.25%, respectively. Without such limitations, "Other Expenses" would have been 0.32% and 0.67%, respectively, and "Total Operating Expenses" would have been 1.32%, 1.82% and 1.82% and 1.82%, 2.32% and 2.32%, respectively.

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                        ------ ------- ------- --------
Adjustable Rate Government Fund
   Class A Shares..............................  $23     $40     $58     $110
Short Duration Government Fund
  Class A Shares...............................   28      45      64      117
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   34      54      77      146
   --Assuming no redemption....................   14      44      77      146
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   26      49      84      185
   --Assuming no redemption....................   16      49      84      185
Short Duration Tax-Free Fund
  Class A Shares...............................   27      42      58      105
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   33      51      71      136
   --Assuming no redemption....................   13      41      71      136
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   25      46      79      174
   --Assuming no redemption....................   15      46      79      174
Government Income Fund
  Class A Shares...............................   54      72      93      151
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   67      82     110      170
   --Assuming no redemption....................   17      52      90      170
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   27      52      90      195
   --Assuming no redemption....................   17      52      90      195
Municipal Income Fund
  Class A Shares...............................   53      71      90      145
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   66      80     107      165
   --Assuming no redemption....................   16      50      87      165
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   26      50      87      190
   --Assuming no redemption....................   16      50      87      190
Core Fixed Income Fund
  Class A Shares...............................   52      66      82      128
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   65      76      99      149
   --Assuming no redemption....................   15      46      79      149
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   25      46      79      174
   --Assuming no redemption....................   15      46      79      174
Global Income Fund
  Class A Shares...............................   56      80     106      181
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   67      84     113      180
   --Assuming no redemption....................   17      54      93      180
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   27      54      93      202
   --Assuming no redemption....................   17      54      93      202
High Yield Fund
  Class A Shares...............................   56      78     N/A      N/A
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   69      88     N/A      N/A
   --Assuming no redemption....................   19      58     N/A      N/A
  Class C Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   29      58     N/A      N/A
   --Assuming no redemption....................   19      58     N/A      N/A

  The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

  The Investment Advisers and Goldman Sachs have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information with respect to the Adjustable Rate Government Fund set forth in the foregoing table and hypothetical example relates only to its Class A shares (the Fund does not currently offer Class B or Class C shares); such information with respect to the other Funds relates only to Class A, B and C shares. Each Fund also offers Institutional and Service shares. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds, but not the other Funds, also offer Administration Shares. Institutional, Administration and Service Shares are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C shares. Information regarding Institutional, Administration and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund shares and/or their salespersons may receive other compensation for the sale and distribution of Class A, Class B and Class C shares of the Funds or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in this Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended October 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                            INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)           DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------------------  ----------------------------------------
                                           NET
                                         REALIZED         NET
                                           AND         REALIZED
                                        UNREALIZED        AND
                                       GAIN (LOSS)    UNREALIZED
                                            ON        GAIN (LOSS)   TOTAL
                     NET               INVESTMENT,    ON FOREIGN    INCOME       FROM
                    ASSET     NET         OPTION       CURRENCY     (LOSS)       NET
                  VALUE AT  INVEST-        AND          RELATED      FROM      INVEST-
                  BEGINNING  MENT        FUTURES        TRANS-    INVESTMENT     MENT
                  OF PERIOD INCOME     TRANSACTIONS     ACTIONS   OPERATIONS    INCOME
-----------------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...    $9.83   $0.5914(a)   $0.0494(a)       --       $0.6408     $(0.5908)
1997-Administra-
tion Shares.....     9.83    0.5665(a)    0.0497(a)       --        0.6162      (0.5662)
1997-Service
Shares(m).......     9.84    0.3298(a)    0.0400(a)       --        0.3698      (0.3298)
1997-Class A
Shares..........     9.83    0.5662(a)    0.0500(a)       --        0.6162      (0.5662)
1996-Institu-
tional Shares...     9.77    0.5759(a)    0.0772(a)       --        0.6531      (0.5725)
1996-Administra-
tion Shares.....     9.77    0.5489(a)    0.0797(a)       --        0.6286      (0.5489)
1996-Class A
Shares..........     9.77    0.5481(a)    0.0806(a)       --        0.6287      (0.5489)
1995-Institu-
tional Shares...     9.74    0.5630(a)    0.0717(a)       --        0.6347      (0.5759)
1995-Administra-
tion Shares.....     9.74    0.5366(a)    0.0737(a)       --        0.6103      (0.5528)
1995-Class A
Shares(c).......     9.79    0.2721(a)   (0.0090)(a)      --        0.2631      (0.2697)
1994-Institu-
tional Shares...    10.00    0.4341(a)   (0.2455)(a)      --        0.1886      (0.4486)
1994-Administra-
tion Shares.....    10.00    0.4211(a)   (0.2572)(a)      --        0.1639      (0.4239)
1993-Institu-
tional Shares...    10.04    0.4397      (0.0376)(d)      --        0.4021      (0.4397)
1993-Administra-
tion Shares(e)..    10.02    0.2146      (0.0173)(d)      --        0.1973      (0.2146)
1992-Institu-
tional Shares...    10.03    0.5599      (0.0029)(d)      --        0.5570      (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------------------------------------
1991-Institu-
tional Shares...    10.00    0.1531       0.0322(d)       --        0.1853      (0.1553)




                         DISTRIBUTIONS TO SHAREHOLDERS
                  --------------------------------------------------------
                                         IN EXCESS                                                                   RATIO OF
                    FROM NET               OF NET                                                                      NET
                    REALIZED              REALIZED                                                                   INVEST-
                    GAIN ON      IN       GAIN ON                             NET                                      MENT
                  INVESTMENT,  EXCESS   INVESTMENT,                         INCREASE    NET                RATIO OF   INCOME
                     OPTION    OF NET      OPTION     FROM       TOTAL     (DECREASE)  ASSET                 NET        TO
                      AND      INVEST-      AND       PAID   DISTRIBUTIONS   IN NET   VALUE AT             EXPENSES  AVERAGE
                    FUTURES     MENT      FUTURES      IN         TO         ASSET     END OF    TOTAL    TO AVERAGE   NET
                  TRANSACTIONS INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD  RETURN(K)  NET ASSETS  ASSETS
------------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...       --        --          --         --     $(0.5908)    $0.0500    $9.88     6.70%       0.49%    5.99%
1997-Administra-
tion Shares.....       --        --          --         --      (0.5662)     0.0500     9.88     6.43        0.74      5.73
1997-Service
Shares(m).......       --        --          --         --      (0.3298)     0.0400     9.88     3.81(f)     1.05(b)   5.64(b)
1997-Class A
Shares..........       --        --          --         --      (0.5662)     0.0500     9.88     6.43        0.74      5.60
1996-Institu-
tional Shares...       --      (0.0206)      --        --       (0.5931)     0.0600     9.83     6.86        0.45      5.85
1996-Administra-
tion Shares.....       --      (0.0198)      --        --       (0.5687)     0.0600     9.83     6.60        0.70      5.59
1996-Class A
Shares..........       --      (0.0198)      --        --       (0.5687)     0.0600     9.83     6.60        0.70      5.59
1995-Institu-
tional Shares...       --      (0.0287)      --        --       (0.6046)     0.0301     9.77     6.75        0.46      5.77
1995-Administra-
tion Shares.....       --      (0.0275)      --        --       (0.5803)     0.0300     9.77     6.48        0.71      5.50
1995-Class A
Shares(c).......       --      (0.0134)      --        --       (0.2831)    (0.0200)    9.77     2.74(f)     0.69(b)   5.87(b)
1994-Institu-
tional Shares...       --        --          --        --       (0.4486)    (0.2600)    9.74     1.88        0.46      4.38
1994-Administra-
tion Shares.....       --        --          --        --       (0.4239)    (0.2600)    9.74     1.63        0.71      4.27
1993-Institu-
tional Shares...       --      (0.0024)      --        --       (0.4421)    (0.0400)   10.00     4.13        0.45      4.36
1993-Administra-
tion Shares(e)..       --      (0.0027)      --        --       (0.2173)    (0.0200)   10.00     2.01(f)     0.70(b)   3.81(b)
1992-Institu-
tional Shares...       --        --          --        --       (0.5470)     0.0100    10.04     6.12        0.42      5.61
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------------------------------------
1991-Institu-
tional Shares...       --        --          --        --       (0.1553)     0.0300    10.03     2.14(f)     0.20(b)   7.31(b)
                                              RATIOS ASSUMING
                                               NO VOLUNTARY
                                             WAIVER OF FEES OR
                                                  EXPENSE
                                                LIMITATIONS
                                           ---------------------

                                                       RATIO OF
                                                         NET
                                    NET                INVEST-
                                  ASSETS                 MENT
                                  AT END    RATIO OF    INCOME
                     PORTFOLIO      OF      EXPENSES      TO
                     TURNOVER     PERIOD   TO AVERAGE  AVERAGE
                      RATE(D)    (IN 000S) NET ASSETS NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...           46.58%    $ 463,511    0.52%      5.96%
1997-Administra-
tion Shares.....           46.58         2,793    0.77       5.70
1997-Service
Shares(m).......           46.58(f)        346    1.08(b)    5.61(b)
1997-Class A
Shares..........           46.58        43,393    1.02       5.32
1996-Institu-
tional Shares...           52.36       613,149    0.51       5.79
1996-Administra-
tion Shares.....           52.36         3,792    0.76       5.53
1996-Class A
Shares..........           52.36        10,728    1.01       5.28
1995-Institu-
tional Shares...           24.12       657,358    0.53       5.70
1995-Administra-
tion Shares.....           24.12         3,572    0.78       5.43
1995-Class A
Shares(c).......           24.12(f)     15,203    1.01(b)    5.55(b)
1994-Institu-
tional Shares...           37.81       942,523    0.49       4.35
1994-Administra-
tion Shares.....           37.81         6,960    0.74       4.24
1993-Institu-
tional Shares...          103.74     2,760,871    0.48       4.33
1993-Administra-
tion Shares(e)..          103.74(f)      5,326    0.73(b)    3.78(b)
1992-Institu-
tional Shares...          286.40     2,145,064    0.55       5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------------------------------------
1991-Institu-
tional Shares...          145.67(f)    239,642    1.02(b)    6.49(b)



                                INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                DISTRIBUTIONS TO SHAREHOLDERS
                              --------------------------------------------------- -----------------------------------------------
                                           NET REALIZED
                                               AND        NET REALIZED
                                            UNREALIZED        AND
                                           GAIN (LOSS)     UNREALIZED    TOTAL
                                                ON        GAIN (LOSS)    INCOME
                    NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                    VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                    BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                    OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                    --------- ----------   ------------   ------------ ---------- ----------
                                            SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
 tional Shares..     $ 9.83    $0.6412(a)    $0.0300(a)          --     $0.6712    $(0.6412)
1997-Administra-
 tion Shares....       9.85     0.6183(a)     0.0400(a)          --      0.6583     (0.6183)
1997-Service
 Shares.........       9.82     0.5904(a)     0.0401(a)          --      0.6305     (0.5904)
1997-Class A
 Shares(o)......       9.78     0.3121(a)     0.0883(a)          --      0.4004     (0.3004)
1997-Class B
 Shares(o)......       9.75     0.2787(a)     0.1011(a)          --      0.3798     (0.2698)
1997-Class C
 Shares (p).....       9.83     0.1185(a)     0.0225(a)          --      0.1410     (0.1110)
1996-Institutional
 Shares ........       9.82     0.6290(a)     0.0136 (a)         --      0.6426     (0.6326)
1996-Administra-
 tion
 Shares(h)......       9.86     0.3837(a)     0.0003 (a)         --      0.3840     (0.3940)
1996-Service
 Shares(i)......       9.72     0.3134(a)     0.1018 (a)         --      0.4152     (0.3152)
1995-Institu-
 tional Shares..       9.64     0.6652(a)     0.1666 (a)         --      0.8318     (0.6518)
1995-Administra-
 tion Shares....       9.64     0.2384(a)    (0.0433)(a)         --      0.1951     (0.2051)
1994-Institu-
 tional Shares..      10.14     0.5628(a)    (0.4592)(a)         --      0.1036     (0.5598)
1994-Administra-
 tion Shares....      10.14     0.5329(a)    (0.4539)(d)         --      0.0790     (0.5352)
1993-Institu-
 tional Shares..      10.16     0.5627       (0.0135)(d)         --      0.5492     (0.5627)
1993-Administra-
 tion
 Shares(e)......      10.23     0.2725       (0.0900)(d)         --      0.1825     (0.2725)
1992-Institu-
 tional Shares..      10.22     0.6703       (0.0600)(d)         --      0.6103     (0.6703)
1991-Institu-
 tional Shares..      10.00     0.8020        0.2200 (d)         --      1.0220     (0.8020)
1990-Institu-
 tional Shares..      10.07     0.8300       (0.0700)(d)         --      0.7600     (0.8300)
1989-Institu-
 tional Shares..      10.10     0.8800           --              --      0.8800     (0.8800)
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1988-Institu-
 tional Shares..      10.00     0.1800        0.1000 (d)         --      0.2800     (0.1800)



                             DISTRIBUTIONS TO SHAREHOLDERS
                    -----------------------------------------------------------
                      FROM NET              IN EXCESS OF
                      REALIZED              NET REALIZED                           NET
                      GAIN ON                 GAIN ON                            INCREASE                         RATIO OF
                    INVESTMENT,  IN EXCESS  INVESTMENT,    FROM       TOTAL     (DECREASE) NET ASSET                NET
                     OPTION AND    OF NET    OPTION AND    PAID   DISTRIBUTIONS   IN NET   VALUE AT               EXPENSES
                      FUTURES    INVESTMENT   FUTURES       IN         TO         ASSET     END OF      TOTAL    TO AVERAGE
                    TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS    VALUE     PERIOD    RETURN(K)  NET ASSETS
                    ------------ ---------- ------------ -------- ------------- ---------- ---------- ---------- ----------
                                            SHORT DURATION GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
 tional Shares..           --          --          --         --    $(0.6412)    $0.0300     $9.86       7.07%      0.45%
1997-Administra-
 tion Shares....           --          --          --         --     (0.6183)     0.0400      9.89       6.91       0.70
1997-Service
 Shares.........           --          --          --         --     (0.5904)     0.0401      9.86       6.63       0.95
1997-Class A
 Shares(o)......           --          --          --         --     (0.3004)     0.1000      9.88       4.14(f)    0.70(b)
1997-Class B
 Shares(o)......           --          --          --         --     (0.2698)     0.1100      9.86       3.94(f)    1.30(b)
1997-Class C
 Shares (p).....           --          --          --         --     (0.1110)     0.0300      9.86       1.44(f)    1.45(b)
1996-Institutional
 Shares ........           --          --          --         --     (0.6326)     0.0100      9.83       6.75       0.45
1996-Administra-
 tion
 Shares(h)......           --          --          --         --     (0.3940)    (0.0100)     9.85       4.00(f)    0.70(b)
1996-Service
 Shares(i)......           --          --          --         --     (0.3152)     0.1000      9.82       4.35(f)    0.95(b)
1995-Institu-
 tional Shares..           --          --          --         --     (0.6518)     0.1800      9.82       8.97       0.45
1995-Administra-
 tion Shares....           --          --          --         --     (0.2051)    (0.0100)     9.63(h)    2.10       0.70(b)
1994-Institu-
 tional Shares..      (0.0438)         --          --         --     (0.6036)    (0.5000)     9.64       0.99       0.45
1994-Administra-
 tion Shares....      (0.0438)         --          --         --     (0.5790)    (0.5000)     9.64       0.73       0.70
1993-Institu-
 tional Shares..           --     (0.0065)         --         --     (0.5692)    (0.0200)    10.14       5.55       0.45
1993-Administra-
 tion
 Shares(e)......           --          --          --         --     (0.2725)    (0.0900)    10.14       1.74(f)    0.70(b)
1992-Institu-
 tional Shares..           --          --          --         --     (0.6703)    (0.0600)    10.16       6.24       0.45
1991-Institu-
 tional Shares..           --          --          --         --     (0.8020)     0.2200     10.22      10.93       0.45
1990-Institu-
 tional Shares..           --          --          --         --     (0.8300)    (0.0700)    10.00       8.23       0.45
1989-Institu-
 tional Shares..           --          --          --    (0.0300)    (0.9100)    (0.0300)    10.07       9.08       0.46
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1988-Institu-
 tional Shares..           --          --          --         --    (0.1800)      0.1000     10.10       3.30(f)    0.55(b)
                                                          RATIOS ASSUMING
                                                        NO VOLUNTARY WAIVER
                                                            OF FEES OR
                                                        EXPENSE LIMITATIONS
                                                       ---------------------

                      RATIO OF                 NET                 RATIO OF
                        NET                   ASSETS                 NET
                     INVESTMENT               AT END    RATIO OF  INVESTMENT
                       INCOME   PORTFOLIO       OF      EXPENSES    INCOME
                     TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                     NET ASSETS  RATE(D)    (IN 000'S) NET ASSETS NET ASSETS
                     ---------- ----------- ---------- ---------- ----------
                                            SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
 tional Shares..        6.43%    102.58%     $103,729     0.82%      6.06%
1997-Administra-
 tion Shares....        6.19     102.58         1,060     1.07       5.82
1997-Service
 Shares.........        5.92     102.58         3,337     1.32       5.55
1997-Class A
 Shares(o)......        6.05(b)  102.58(f)      9,491     1.32(b)    5.43(b)
1997-Class B
 Shares(o)......        5.52(b)  102.58(f)        747     1.82(b)    5.00(b)
1997-Class C
 Shares (p).....        5.52(b)  102.58(f)        190     1.82(b)    5.15(b)
1996-Institutional
 Shares ........        6.44     115.45        99,944     0.71       6.18
1996-Administra-
 tion
 Shares(h)......        5.97(b)  115.45           252     0.96(b)    5.71(b)
1996-Service
 Shares(i)......        6.05(b)  115.45         1,822     1.21(b)    5.79(b)
1995-Institu-
 tional Shares..        6.87     292.56       103,760     0.72       6.60
1995-Administra-
 tion Shares....        7.91(b)  292.56           --      0.90(b)    7.71(b)
1994-Institu-
 tional Shares..        5.69     289.79       193,095     0.59       5.55
1994-Administra-
 tion Shares....        5.38     289.79           730     0.84       5.24
1993-Institu-
 tional Shares..        5.46     411.66       359,708     0.64       5.31
1993-Administra-
 tion
 Shares(e)......        4.84(b)  411.66        16,490     0.80(b)    4.74(b)
1992-Institu-
 tional Shares..        6.60     216.07       277,927     0.69       6.36
1991-Institu-
 tional Shares..        8.25     155.44       158,848     0.79       7.91
1990-Institu-
 tional Shares..        8.62     173.21        68,995     0.95       8.12
1989-Institu-
 tional Shares..        8.71     137.37        31,015     1.39       7.78
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1988-Institu-
 tional Shares..        8.55(b)  167.00(f)     39,052     1.42(b)    7.68(b)



                              INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                            ---------------------------------------------------
                                         NET REALIZED
                                             AND        NET REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...   $ 9.96    $0.4181(a)    $ 0.1091(a)      --        $ 0.5272
1997-Administra-
tion Shares.....     9.96     0.3924(a)      0.1100(a)      --          0.5024
1997-Service
Shares..........     9.97     0.3675(a)      0.1000(a)      --          0.4675
1997-Class A
Shares(o).......     9.94     0.1950(a)      0.1400(a)      --          0.3350
1997-Class B
Shares(o).......     9.94     0.1663(a)      0.1368(a)      --          0.3031
1997-Class C
Shares(p).......    10.04     0.0670(a)      0.0300(a)      --          0.0970
1996-Institu-
tional Shares...     9.94     0.4192(a)      0.0200(a)      --          0.4392
1996-Administra-
tion Shares.....     9.94     0.3944(a)      0.0200(a)      --          0.4144
1996-Service
Shares..........     9.95     0.3697(a)      0.0200(a)      --          0.3897
1995-Institu-
tional Shares...     9.79     0.4235(a)      0.1500(a)      --          0.5735
1995-Administra-
tion Shares.....     9.79     0.3989(a)      0.1500(a)      --          0.5489
1995-Service
Shares..........     9.79     0.3744(a)      0.1600(a)      --          0.5344
1994-Institu-
tional Shares...    10.23     0.3787(a)     (0.3575)(a)     --          0.0212
1994-Administra-
tion Shares.....    10.23     0.3537(a)     (0.3575)(a)     --         (0.0038)
1994-Service
Shares(j).......     9.86     0.0475(a)     (0.0700)(a)     --         (0.0225)
1993-Institu-
tional Shares...     9.93     0.3834         0.3000(d)      --          0.6834
1993-Administra-
tion Shares(j)..    10.16     0.1555         0.0720(d)      --          0.2275
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-Institu-
tional Shares...    10.00     0.0341        (0.0700)(d)     --         (0.0359)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........   $14.36    $  0.91       $   0.29          --       $   1.20
1997-Class B
Shares..........    14.37       0.80           0.30          --           1.10
1997-Class C
Shares(p).......    14.38       0.17           0.22          --           0.39
1997-
Institutional
Shares(p).......    14.37       0.20           0.22          --           0.42
1997-Service
Shares(p).......    14.37       0.20           0.21          --           0.41
1996-Class A
shares..........    14.47       0.92          (0.11)         --           0.81
1996-Class B
shares(q).......    14.11       0.41           0.26          --           0.67
1995-Class A
shares..........    13.47       0.94           1.00          --           1.94
1994-Class A
shares..........    14.90       0.85          (1.28)         --          (0.43)
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
-------------------------------------------------------
1993-Class A
shares..........    14.32       0.56           0.58          --           1.14
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........   $14.37      $0.67          $0.62         --           $1.29
1997-Class B
Shares..........    14.37       0.56           0.63         --            1.19
1997-Class C
Shares(p).......    14.85       0.12           0.14         --            0.26
1997-
Institutional
Shares(p).......    14.84       0.15           0.16         --            0.31
1997-Service
Shares(p).......    14.84       0.14           0.15         --            0.29
1996-Class A
shares..........    14.17       0.65           0.20         --            0.85
1996-Class B
shares(q).......    14.03       0.27           0.34         --            0.61
1995-Class A
shares..........    13.08       0.67           1.09         --            1.76
1994-Class A
shares..........    14.64       0.73          (1.51)        --           (0.78)
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
---------------------------------------------------
1993-Class A
shares..........    14.32       0.22           0.32         --            0.54



                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ---------------------------------------------------------------------
                               FROM NET              IN EXCESS OF
                               REALIZED              NET REALIZED                          NET
                               GAIN ON                 GAIN ON                           INCREASE                         RATIO OF
                             INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) NET ASSET                NET
                   FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   VALUE AT               EXPENSES
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET     END OF     TOTAL     TO AVERAGE
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD   RETURN(K)   NET ASSETS
                  ---------- ------------ ---------- ------------ ------- ------------- ---------- --------- ----------- ----------
                                                           SHORT DURATION TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...   $(0.4172)       --         --          --        --      $(0.4172)    $ 0.1100   $10.07      5.40%       0.45%
1997-Administra-
tion Shares.....    (0.3924)       --         --          --        --       (0.3924)      0.1100    10.07      5.14        0.70
1997-Service
Shares..........    (0.3675)       --         --          --        --       (0.3675)      0.1000    10.07      4.77        0.95
1997-Class A
Shares(o).......    (0.1950)       --         --          --        --       (0.1950)      0.1400    10.08      3.39(f)     0.70(b)
1997-Class B
Shares(o).......    (0.1631)       --         --          --        --       (0.1631)      0.1400    10.08      3.07(f)     1.30(b)
1997-Class C
Shares(p).......    (0.0670)       --         --          --        --       (0.0670)      0.0300    10.07      0.97(f)     1.45(b)
1996-Institu-
tional Shares...    (0.4192)       --         --          --        --       (0.4192)      0.0300     9.96      4.50        0.45
1996-Administra-
tion Shares.....    (0.3944)       --         --          --        --       (0.3944)      0.0300     9.96      4.24        0.70
1996-Service
Shares..........    (0.3697)       --         --          --        --       (0.3697)      0.0200     9.97      3.98        0.95
1995-Institu-
tional Shares...    (0.4235)       --         --          --        --       (0.4235)      0.1500     9.94      5.98        0.45
1995-Administra-
tion Shares.....    (0.3989)       --         --          --        --       (0.3989)      0.1500     9.94      5.76        0.70
1995-Service
Shares..........    (0.3744)       --         --          --        --       (0.3744)      0.1600     9.95      5.59        0.95
1994-Institu-
tional Shares...    (0.3787)   (0.0825)       --          --        --       (0.4612)     (0.4400)    9.79      0.17        0.45
1994-Administra-
tion Shares.....    (0.3537)   (0.0825)       --          --        --       (0.4362)     (0.4400)    9.79     (0.11)       0.70
1994-Service
Shares(j).......    (0.0475)       --         --          --        --       (0.0475)     (0.0700)    9.79     (0.32)(f)    0.95(b)
1993-Institu-
tional Shares...    (0.3834)       --         --          --        --       (0.3834)      0.3000    10.23      7.03        0.41
1993-Administra-
tion Shares(j)..    (0.1555)       --         --          --        --       (0.1555)      0.0720    10.23      2.28(f)     0.70(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-Institu-
tional Shares...    (0.0341)       --         --          --        --       (0.0341)     (0.0700)    9.93     (0.34)(f)    0.05(b)
                                         GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........   $  (0.90)   $ (0.07)        --          --        --     $  (0.97)    $   0.23   $14.59      8.72%       0.50%
1997-Class B
Shares..........      (0.79)     (0.07)        --          --        --        (0.86)        0.24    14.61      7.96        1.25
1997-Class C
Shares(p).......      (0.17)        --         --          --        --        (0.17)        0.22    14.60      2.72(f)     1.25(b)
1997-
Institutional
Shares(p).......      (0.20)        --         --          --        --        (0.20)        0.22    14.59      2.94(f)     0.25(b)
1997-Service
Shares(p).......      (0.19)        --         --          --        --        (0.19)        0.22    14.59      2.85(f)     0.75(b)
1996-Class A
shares..........      (0.92)        --         --          --        --        (0.92)       (0.11)   14.36      5.80        0.50
1996-Class B
shares(q).......      (0.41)        --         --          --        --        (0.41)        0.26    14.37      4.85(f)     1.25(b)
1995-Class A
shares..........      (0.94)        --         --          --        --        (0.94)        1.00    14.47     14.90        0.47
1994-Class A
shares..........      (0.85)     (0.12)     (0.02)      (0.01)       --        (1.00)       (1.43)   13.47     (2.98)       0.11
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
-------------------------------------------------------
1993-Class A
shares..........      (0.56)        --         --          --        --        (0.56)        0.58    14.90      8.03(f)     0.00(b)
                                          MUNICIPAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........   $  (0.67)       --         --          --        --        $(0.67)       $0.62   $14.99      9.23%       0.85%
1997-Class B
Shares..........      (0.56)       --         --          --        --         (0.56)        0.63    15.00      8.48        1.60
1997-Class C
Shares(p).......      (0.12)       --         --          --        --         (0.12)        0.14    14.99      1.75(f)     1.60(b)
1997-
Institutional
Shares(p).......      (0.15)       --         --          --        --         (0.15)        0.16    15.00      2.10(f)     0.60(b)
1997-Service
Shares(p).......      (0.14)       --         --          --        --         (0.14)        0.15    14.99      1.93(f)     1.10(b)
1996-Class A
shares..........      (0.65)       --         --          --        --         (0.65)        0.20    14.37      6.13        0.85
1996-Class B
shares(q).......      (0.27)       --         --          --        --         (0.27)        0.34    14.37      4.40(f)     1.60(b)
1995-Class A
shares..........      (0.67)       --         --          --        --         (0.67)        1.09    14.17     13.79        0.76
1994-Class A
shares..........      (0.73)     (0.05)       --          --        --         (0.78)       (1.56)   13.08     (5.51)       0.45
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
---------------------------------------------------
1993-Class A
shares..........      (0.22)       --         --          --        --         (0.22)        0.32    14.64      3.73(f)     0.00(b)
                                                        RATIOS ASSUMING
                                                      NO VOLUNTARY WAIVER
                                                          OF FEES OR
                                                      EXPENSE LIMITATIONS
                                                     ---------------------

                    RATIO OF                 NET                 RATIO OF
                      NET                   ASSETS                 NET
                   INVESTMENT               AT END    RATIO OF  INVESTMENT
                     INCOME   PORTFOLIO       OF      EXPENSES    INCOME
                   TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                   NET ASSETS  RATE(D)    (IN 000'S) NET ASSETS NET ASSETS
                   ---------- ----------- ---------- ---------- ----------
                                                           SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Institu-
tional Shares...      4.18%    194.75%     $ 28,821     1.23%      3.40%
1997-Administra-
tion Shares.....      3.91     194.75            77     1.48       3.13
1997-Service
Shares..........      3.66     194.75         2,051     1.73       2.88
1997-Class A
Shares(o).......      3.81(b)  194.75(f)      4,023     1.73(b)    2.78(b)
1997-Class B
Shares(o).......      3.31(b)  194.75(f)        106     2.23(b)    2.38(b)
1997-Class C
Shares(p).......      2.60(b)  194.75(f)          2     2.23(b)    1.82(b)
1996-Institu-
tional Shares...      4.21     231.65        34,814     1.01       3.65
1996-Administra-
tion Shares.....      3.96     231.65            48     1.26       3.40
1996-Service
Shares..........      3.74     231.65           695     1.51       3.18
1995-Institu-
tional Shares...      4.31     259.52        58,389     0.77       3.99
1995-Administra-
tion Shares.....      4.14     259.52            46     1.02       3.82
1995-Service
Shares..........      3.87     259.52           454     1.27       3.55
1994-Institu-
tional Shares...      3.74     354.00        83,704     0.61       3.58
1994-Administra-
tion Shares.....      3.51     354.00         3,866     0.86       3.35
1994-Service
Shares(j).......      4.30(b)  354.00           440     1.11(b)    4.14(b)
1993-Institu-
tional Shares...      3.70     404.60       115,803     1.06       3.05
1993-Administra-
tion Shares(j)..      3.32(b)  404.60           911     1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-Institu-
tional Shares...      4.58(b)   31.19(f)     14,601     2.68(b)    1.95(b)
                                         GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........      6.38%    395.75%     $ 68,859     1.82%      5.06%
1997-Class B
Shares..........      5.59     395.75         8,041     2.32       4.52
1997-Class C
Shares(p).......      5.45(b)  395.75(f)      1,196     2.32(b)    4.38(b)
1997-
Institutional
Shares(p).......      7.03(b)  395.75(f)      1,894     1.32(b)    5.96(b)
1997-Service
Shares(p).......      6.49(b)  395.75(f)          2     1.82(b)    5.42(b)
1996-Class A
shares..........      6.42     485.09        30,603     1.89       5.03
1996-Class B
shares(q).......      5.65(b)  485.09           234     2.39(b)    4.51(b)
1995-Class A
shares..........      6.67     449.53        29,503     2.34       4.80
1994-Class A
shares..........      6.06     654.90        14,452     2.86       3.31
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
-------------------------------------------------------
1993-Class A
shares..........      4.87(b)  725.41(f)     12,860     4.00(b)    0.87(b)
                                          MUNICIPAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
Shares..........      4.60%    153.12%      $64,553     1.62%      3.83%
1997-Class B
Shares..........      3.74     153.12         1,750     2.12       3.22
1997-Class C
Shares(p).......      3.24(b)  153.12(f)        130     2.12(b)    2.72(b)
1997-
Institutional
Shares(p).......      4.41(b)  153.12(f)        351     1.12(b)    3.89(b)
1997-Service
Shares(p).......      4.24(b)  153.12(f)          2     1.62(b)    3.72(b)
1996-Class A
shares..........      4.58     344.13        52,267     1.55       3.88
1996-Class B
shares(q).......      3.55(b)  344.13(f)        255     2.05(b)    3.10(b)
1995-Class A
shares..........      4.93     335.55        53,797     1.49       4.20
1994-Class A
shares..........      5.28     357.54        47,373     1.55       4.18
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
---------------------------------------------------
1993-Class A
shares..........      5.15(b)   99.99(f)     30,166     2.42(b)    2.73(b)



                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)     DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- ---------------------------------
                                      NET REALIZED
                                          AND      NET REALIZED
                                       UNREALIZED      AND
                                      GAIN (LOSS)   UNREALIZED    TOTAL
                                           ON      GAIN (LOSS)    INCOME
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME
                 --------- ---------- ------------ ------------ ---------- ----------
                                         CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........  $ 9.85    $0.6431     $0.2282      $(0.0005)   $ 0.8708   $(0.6408)
1997-
Administration
Shares..........    9.84     0.6182      0.2380       (0.0005)     0.8557    (0.6157)
1997-Service
Shares..........    9.86     0.5937      0.2287       (0.0005)     0.8219    (0.5919)
1997-Class A
Shares(o).......    9.70     0.3059      0.3596       (0.0008)     0.6647    (0.3048)
1997-Class B
Shares(o).......    9.72     0.2686      0.3695       (0.0008)     0.6373    (0.2673)
1997-Class C
Shares(p).......    9.93     0.1118      0.1591       (0.0003)     0.2706    (0.1107)
1996-
Institutional
Shares..........   10.00     0.6448     (0.0704)          --       0.5744    (0.6438)
1996-
Administrative
Shares(/1/).....    9.91     0.4083     (0.0703)          --       0.3380    (0.4080)
1996-Service
Shares(l).......    9.77     0.3756      0.0898           --       0.4654    (0.3754)
1995-
Institutional
Shares..........    9.24     0.6423      0.7610           --       1.4033    (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares..........   10.00     0.4648     (0.7617)          --      (0.2969)   (0.4648)
                                           GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares..........  $14.53    $  0.59     $  0.50      $   0.27    $   1.36   $  (0.79)
1997-Class B
shares..........   14.53       0.72        0.36          0.20        1.28      (0.73)
1997-Class C
shares(p).......   14.80       0.16        0.19          0.10        0.45      (0.19)
1997-
Institutional
Shares..........   14.52       0.88        0.37          0.19        1.44      (0.87)
1997-Service
Shares(s).......   14.69       0.53        0.25          0.14        0.92      (0.52)
1996-Class A
shares..........   14.45       0.71        0.62          0.18        1.51      (1.43)
1996-Class B
shares(q).......   14.03       0.34        0.41          0.11        0.86      (0.36)
1996-
Institutional
shares..........   14.45       1.15        0.32          0.10        1.57      (1.50)
1995-Class A
shares..........   13.43       0.89        0.92          0.15        1.96      (0.94)
1995-
Institutional
shares(r).......   14.09       0.22        0.34          0.06        0.62      (0.26)
1994-Class A
shares..........   15.07       0.84       (1.37)        (0.12)      (0.65)     (0.22)
1993-Class A
shares..........   14.69       0.85        1.07         (0.42)       1.50      (0.85)
1992-Class A
shares..........   14.60       1.14        0.45         (0.36)       1.23      (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........   14.55       0.25        0.23         (0.19)       0.29      (0.24)









                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------

                   FROM NET              IN EXCESS OF                                                                   RATIO OF
                   REALIZED              NET REALIZED                          NET                                        NET
                   GAIN ON                 GAIN ON                           INCREASE                        RATIO OF  INVESTMENT
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) NET ASSET               NET       INCOME
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   VALUE AT              EXPENSES    (LOSS)
                   FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET     END OF     TOTAL    TO AVERAGE TO AVERAGE
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD   RETURN(K)  NET ASSETS NET ASSETS
                 ------------ ---------- ------------ ------- ------------- ---------- --------- ---------- ---------- ----------
                                         CORE FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........       --        --          --          --     $(0.6408)    $ 0.2300   $10.08      9.19%      0.45%      6.53%
1997-
Administration
Shares..........       --        --          --          --      (0.6157)      0.2300    10.07      8.92       0.70       6.27
1997-Service
Shares..........       --        --          --          --      (0.5919)      0.2300    10.09      8.65       0.95       6.00
1997-Class A
Shares(o).......       --        --          --          --      (0.3048)      0.3599    10.06      6.94(f)    0.70(b)    6.13(b)
1997-Class B
Shares(o).......       --        --          --          --      (0.2673)      0.3700    10.09      6.63(f)    1.45(b)    5.28(b)
1997-Class C
Shares(p).......       --        --          --          --      (0.1107)      0.1599    10.09      2.74(f)    1.45(b)    4.84(b)
1996-
Institutional
Shares..........   (0.0806)      --          --          --      (0.7244)     (0.1500)    9.85      5.98       0.45       6.51
1996-
Administrative
Shares(/1/).....       --        --          --          --      (0.4080)     (0.0700)    9.84      3.56(f)    0.70(b)    6.41(b)
1996-Service
Shares(l).......       --        --          --          --      (0.3754)      0.0900     9.86      4.90(f)    0.95(b)    6.37(b)
1995-
Institutional
Shares..........       --        --          --          --      (0.6433)      0.7600    10.00     15.72       0.45       6.56
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares..........       --        --          --          --      (0.4648)     (0.7617)    9.24     (3.00)      0.45(b)    6.48(b)
                                           GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares..........        --        --          --          --    $  (0.79)    $   0.57   $15.10      9.66%      1.17%      5.19%
1997-Class B
shares..........        --        --          --          --       (0.73)        0.55    15.08      9.04       1.71       4.76
1997-Class C
shares(p).......        --        --          --          --       (0.19)        0.26    15.06      3.03(f)    1.71(b)    4.98(b)
1997-
Institutional
Shares..........        --        --          --          --       (0.87)        0.57    15.09     10.26       0.65       5.72
1997-Service
Shares(s).......        --        --          --          --       (0.52)        0.40    15.09      6.42(f)    1.15(b)    5.33(b)
1996-Class A
shares..........        --        --          --          --       (1.43)        0.08    14.53     11.05       1.16       5.81
1996-Class B
shares(q).......        --        --          --          --       (0.36)        0.50    14.53      6.24(f)    1.70(b)    5.16(b)
1996-
Institutional
shares..........        --        --          --          --       (1.50)        0.07    14.52     11.55       0.65       6.35
1995-Class A
shares..........        --        --          --          --       (0.94)        1.02    14.45     15.08       1.29       6.23
1995-
Institutional
shares(r).......        --        --          --          --       (0.26)        0.36    14.45      4.42(f)    0.65(b)    6.01(b)
1994-Class A
shares..........     (0.16)       --          --       (0.61)      (0.99)       (1.64)   13.43     (4.49)      1.28       5.73
1993-Class A
shares..........     (0.27)       --          --          --       (1.12)        0.38    15.07     10.75       1.30       5.78
1992-Class A
shares..........        --        --          --          --       (1.14)        0.09    14.69      8.77       1.37       7.85
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........        --        --          --          --       (0.24)        0.05    14.60      2.00(f)    0.38(f)    1.72(f)
                                           RATIOS ASSUMING
                                         NO VOLUNTARY WAIVER
                                             OF FEES OR
                                         EXPENSE LIMITATIONS
                                        ---------------------

                                                    RATIO OF
                                NET                   NET
                               ASSETS              INVESTMENT
                               AT END    RATIO OF    INCOME
                 PORTFOLIO       OF      EXPENSES    (LOSS)
                 TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                  RATE(D)    (IN 000'S) NET ASSETS NET ASSETS
                 ----------- ---------- ---------- ----------
                                         CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........     361.27%      $79,230     0.83%      6.15%
1997-
Administration
Shares..........     361.27         6,176     1.08       5.89
1997-Service
Shares..........     361.27         1,868     1.33       5.62
1997-Class A
Shares(o).......     361.27(f)      9,336     1.33(b)    5.50(b)
1997-Class B
Shares(o).......     361.27(f)        621     1.83(b)    4.90(b)
1997-Class C
Shares(p).......     361.27(f)        272     1.83(b)    4.46(b)
1996-
Institutional
Shares..........     414.20        72,061     0.83       6.13
1996-
Administrative
Shares(/1/).....     414.20           702     1.08(b)    6.03(b)
1996-Service
Shares(l).......     414.20           381     1.33(b)    5.99(b)
1995-
Institutional
Shares..........     382.26        55,502     0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares..........     285.25        24,508     1.46(b)    5.47(b)
                                           GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares..........       383.72%     $167,096     1.60%      4.76%
1997-Class B
shares..........       383.72         3,465     2.10       4.37
1997-Class C
shares(p).......       383.72(f)        496     2.10(b)    4.59(b)
1997-
Institutional
Shares..........       383.72        60,929     1.04       5.33
1997-Service
Shares(s).......       383.72(f)        151     1.54(b)    4.94(b)
1996-Class A
shares..........       232.15       198,665     1.64       5.33
1996-Class B
shares(q).......       232.15(f)        256     2.14(b)    4.72(b)
1996-
Institutional
shares..........       232.15        54,254     1.11       5.89
1995-Class A
shares..........       265.86       245,835     1.58       5.94
1995-
Institutional
shares(r).......       265.86(f)     31,619     1.08(b)    5.58(b)
1994-Class A
shares..........       343.74       396,584     1.53       5.48
1993-Class A
shares..........       313.88       675,662     1.55       5.53
1992-Class A
shares..........       270.75       588,893     1.62       7.60
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........        34.22(f)    388,744     0.44(f)    1.66(f)




                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           -----------------------------------------------
                                      NET REALIZED
                                          AND      NET REALIZED
                                       UNREALIZED      AND
                                      GAIN (LOSS)   UNREALIZED    TOTAL
                                           ON      GAIN (LOSS)    INCOME
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS
                 --------- ---------- ------------ ------------ ----------
                                            HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares..........  $10.00     $0.17       $(0.03)       0.01       $0.15
1997-Class B
Shares..........   10.00      0.15        (0.03)       0.01        0.13
1997-Class C
Shares(p).......    9.97      0.14          --         0.01        0.12
1997-Institu-
tional Shares...   10.00      0.18        (0.03)       0.01        0.16
1997-Service
Shares..........   10.00      0.17        (0.03)       0.01        0.15



                                     DISTRIBUTIONS TO SHAREHOLDERS
                 ---------------------------------------------------------------------

                              FROM NET              IN EXCESS OF
                              REALIZED              NET REALIZED                          NET
                              GAIN ON                 GAIN ON                           INCREASE                         RATIO OF
                            INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) NET ASSET                NET
                  FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   VALUE AT               EXPENSES
                 INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET     END OF     TOTAL     TO AVERAGE
                   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD   RETURN(K)   NET ASSETS
                 ---------- ------------ ---------- ------------ ------- ------------- ---------- --------- ----------- -----------
                                            HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares..........   $(0.17)      --         $(0.01)      --         --       $(0.18)      $(0.03)    $9.97     1.50%(f)     0.95%(b)
1997-Class B
Shares..........    (0.15)      --          (0.01)      --         --        (0.16)       (0.03)     9.97     1.31(f)      1.70(b)
1997-Class C
Shares(p).......    (0.14)      --          (0.01)      --         --        (0.15)       (0.03)     9.97     1.46(f)      1.70(b)
1997-Institu-
tional Shares...    (0.18)      --          (0.01)      --         --        (0.19)       (0.03)     9.97     1.58(f)      0.70(b)
1997-Service
Shares..........    (0.17)      --          (0.01)      --         --        (0.18)       (0.03)     9.97     1.46(f)      1.20(b)
                                                        RATIOS ASSUMING
                                                      NO VOLUNTARY WAIVER
                                                          OF FEES OR
                                                      EXPENSE LIMITATIONS
                                                     -----------------------

                   RATIO OF                                       RATIO OF
                     NET                     NET                    NET
                  INVESTMENT                ASSETS               INVESTMENT
                    INCOME                  AT END    RATIO OF     INCOME
                    (LOSS)    PORTFOLIO       OF      EXPENSES     (LOSS)
                  TO AVERAGE  TURNOVER      PERIOD   TO AVERAGE  TO AVERAGE
                  NET ASSETS   RATE(D)    (IN 000'S) NET ASSETS  NET ASSETS
                  ----------- ----------- ---------- ----------- -----------
                                            HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares..........       7.06%(b)   44.80%(f)  $325,911     1.57%(b)    6.44%(b)
1997-Class B
Shares..........       6.28(b)    44.80(f)     10.308     2.07(b)     5.91(b)
1997-Class C
Shares(p).......       6.17(b)    44.80(f)      1,791     2.07(b)     5.80(b)
1997-Institu-
tional Shares...       7.16(b)    44.80(f)          2     1.07(b)     6.79(b)
1997-Service
Shares..........       6.69(b)    44.80(f)          2     1.57(b)     6.32(b)

(a) Calculated based on the average shares outstanding methodology.

(b) Annualized

(c) Class A share activity commenced on May 15, 1995.

(d) Includes the effect of mortgage dollar roll transactions.

(e) Administration share activity commenced on April 15, 1993.

(f) Not annualized.

(g) Commencement of operations.

(h) Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.

(i) Service share activity commenced on April 10, 1996.

(j) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sale charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.

(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996, respectively.

(m) Service charge activity commenced on March 27, 1997.

(n) Includes the balancing effect of calculating per share amounts.

(o) Class A and Class B share activity commenced on May 1, 1997.

(p) Commenced operations on August 15, 1997.

(q) Class B shares commenced operations on May 1, 1996.

(r) Institutional shares commenced operations on June 1, 1995.

(s) Service Class shares commenced operations on March 12, 1997.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one nationally recognized statistical rating organization ("NRSRO") including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") even though it has been rated below the minimum rating by one or more other NRSROs, or, if unrated, is determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of a Fund and its shareholders.

  The Investment Adviser will usually have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed two years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a nine-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including fixed rate mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the two-year U.S. Treasury security, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed three years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a two-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers three-year Municipal Bond Index, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed four years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a three-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed- income securities issued by or on behalf of states, territories and possessions of the United States (including the

District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Municipal Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 GOVERNMENT INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with safety of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the Fund's assets may be invested in non-government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities and corporate securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund's non-U.S. Government Securities will be rated, at the time of investment, AAA or Aaa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 MUNICIPAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers fifteen-year Municipal Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed twelve years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a fifteen-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 80% of its net assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its net assets in private activity bonds, the interest from certain of which (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. Under normal market conditions, the weighted average credit quality of the Fund's portfolio will be equivalent to that of securities rated AA or Aa by an NRSRO. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 CORE FIXED INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed-income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar, 10% of which may be invested in issuers in countries with emerging markets and economies. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa by an NRSRO. The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of Asset-Backed Securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed-income securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. The non-U.S. dollar-denominated fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least AA or Aa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign securities and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques."

 GLOBAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed
7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a six-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund may also invest up to 10% of its total assets in issuers in countries with emerging markets and economies. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed-income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations.

  The fixed-income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper; and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. However, the Fund will invest at least 50% of its total assets in securities rated, at the time of investment, AAA or Aaa by an NRSRO. Unrated securities will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. Not more than 25% of the Fund's total assets will be invested in the securities of issuers in any other single foreign country.

 HIGH YIELD FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers High Yield Bond Index, plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in high yield, fixed income securities rated, at the time of investment, below investment grade. Non-investment grade securities are securities rated BB, Ba or below by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest in all types of fixed-income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations, custodial receipts, municipal securities and preferred stock. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers (including securities of issuers located in countries with emerging markets and economies) which are denominated in currencies other than the U.S. dollar. Under normal market conditions, the Fund may invest up to 35% of its total assets in investment grade fixed income securities, including U.S. Government Securities, Asset-Backed and Mortgage-Backed Securities and corporate securities. The Fund may also invest in common stocks, warrants, rights and other equity securities, but will generally hold such equity investments only when debt or preferred stock of the issuer of such equity securities is held by the Fund. A number of investment strategies are used to seek to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  CREDIT QUALITY. The Fund invests primarily in high yield, fixed income securities rated below investment grade, including securities of issuers in default. Non-investment grade securities (commonly known as "junk bonds") tend to offer higher yields than higher rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. See "Description of Securities." A description of the corporate bond and preferred stock ratings is contained in Appendix B to the Additional Statement.

  For your information, set forth below is the average distribution of ratings for the portfolio securities (including commercial paper and nonconvertible bonds) held by the Fund during the most recent fiscal year:

                                                                   PERCENTAGE OF
                                                                   FUND'S ASSETS
                            CREDIT QUALITY                         -------------
     AAA/Aaa......................................................      1.3%
     AA/Aa........................................................        0%
     A............................................................        0%
     BBB/Baa......................................................      0.3%
     BB/Ba........................................................     13.1%
     Below Ba.....................................................     85.3%
     Not rated....................................................        0%
      Comparable to A.............................................        0%
      Comparable to BBB/Baa.......................................        0%
      Comparable to BB/Ba.........................................        0%
      Comparable to Below Ba......................................        0%
                                                                       -----
                                                                        100%
                                                                       =====

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign securities and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps, and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, and entering into repurchase agreements and other investment practices described under "Investment Techniques."


                           DESCRIPTION OF SECURITIES

U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed-rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to amortize fully principal by maturity, although certain fixed-rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities."

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or

Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement."

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. A Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

ASSET-BACKED SECURITIES

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Asset-Backed Securities. The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

LOAN PARTICIPATIONS

  The High Yield Fund may invest in loan participations. Such loans must be to issuers in whose obligations the High Yield Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

  Participation interests acquired by the High Yield Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When the High Yield Fund acts as co-lender in connection with a participation interest or when the High Yield Fund acquires certain participation interests, the High Yield Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the High Yield Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the High Yield Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the High Yield Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the High Yield Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the High Yield Fund will be regarded as illiquid.

  For purposes of certain investment limitations pertaining to diversification of the High Yield Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the High Yield Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the High Yield Fund and the borrower will be deemed issuers of a loan participation.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free and Municipal Income Funds and, to a limited extent, the Core Fixed Income and High Yield Funds invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. The Core Fixed Income and High Yield Funds may also invest in taxable Municipal Securities.

  PRIVATE ACTIVITY BONDS. Municipal Securities include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free and Municipal Income Funds' distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover a Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

CORPORATE DEBT OBLIGATIONS

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred stock but junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

CONVERTIBLE SECURITIES

  The Core Fixed Income and High Yield Funds may invest in convertible securities, including debt obligations, and for High Yield Fund preferred stock, of an issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities.

PREFERRED STOCK, WARRANTS AND RIGHTS

  The High Yield Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

  Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Global Income Fund will, and the Core Fixed Income and High Yield Funds may, invest in fixed-income securities of foreign issuers denominated in any currency. However, the Core Fixed Income and High Yield Funds will limit their investments in non-U.S. dollar-denominated fixed-income securities to 25% of their total assets. Investment in foreign securities may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed-income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in fixed-income securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income, Global Income and High Yield Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets."

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN GOVERNMENT SECURITIES. The Core Fixed Income, Global Income and High Yield Funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  EMERGING MARKETS. The Core Fixed Income and Global Income Funds may invest up to 10% and the High Yield Fund may invest up to 25% of their total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of a Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make a Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding a Fund's investments in emerging markets.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income, Global Income and High Yield Funds will usually involve currencies of foreign countries, and because the Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, a Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Advisers determine that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or to otherwise cover its position in a manner permitted by the SEC. A Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Core Fixed Income, Global Income and High Yield Funds' use of foreign currency management techniques in emerging markets may be limited. Due to the limited market for these instruments in emerging markets, the Investment Adviser does not currently anticipate that a significant portion of the Funds' currency exposure in emerging markets, if any, will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objectives and Policies" in the Additional Statement.

STRUCTURED SECURITIES

  The Core Fixed Income, Global Income and High Yield Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS

  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined.Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed-rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay more slowly. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating-rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities, inverse floating-rate securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

  TAX RISK OF MUNICIPAL SECURITIES. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect a Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  RISKS OF INVESTING IN NON-INVESTMENT GRADE FIXED-INCOME SECURITIES. Non-investment grade fixed- income securities are considered predominantly speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

  Non-investment grade fixed-income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.

  The market value of non-investment grade fixed-income securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, a Fund's ability to achieve its investment objectives may depend to a greater extent on the Investment Adviser's judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed-income securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated securities by economic downturns, specific corporate developments or the issuer's inability to meet specific projected business forecasts. Negative publicity about the junk bond market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

  A holder's risk of loss from default is significantly greater for non-investment grade fixed-income securities than is the case for holders of other debt securities because such non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation is uncertain.

  The secondary market for non-investment grade fixed-income securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield fixed-income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.

  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Investment Adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The Investment Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Investment Adviser continually monitors the investments in a Fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES

  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund . Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index comprised of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income, Global Income and High Yield Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Core Fixed Income, Global Income and High Yield Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, a Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income, Global Income and High Yield Funds, currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income, Global Income and High Yield Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on a Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of a Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income, Global Income and High Yield Funds may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Core Fixed Income, Global Income and High Yield Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in (i) U. S. Government Securities or
(ii) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free and Municipal Income Funds may for temporary defensive purposes depart from their stated investment objectives and invest more than 20% of their respective net assets in taxable investments. The High Yield Fund may for temporary defensive purposes invest in investment grade securities.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free and Municipal Income Funds) and interest rate swaps, caps, floors and collars, (iii) inverse floating rate securities, (iv) yield curve options, (v) other investment companies, (vi) custodial receipts and (vii) with respect to the Short Duration Tax-Free and Municipal Income Funds, tender option bonds and standby commitments.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free and Municipal Income Funds' policies to invest, under normal market conditions, at least 80% of their respective net assets in Municipal Securities, the interest on which is exempt from regular federal income tax, is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFIED STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.


                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.

                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 26, 1998, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Advisers will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides office space and all necessary office equipment and services.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio managers are Jonathan A. Beinner, Richard C. Lucy, James B. Clark, Peter A. Dion and James P. McCarthy. Their responsibilities include investing in the particular types of securities the Funds may hold. Mr. Beinner is a Managing Director of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Beinner joined the Investment Adviser in 1990. Mr. Lucy is a Vice President of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Lucy joined the Investment Adviser in 1992. Mr. Clark joined GSAM in 1994 after working as a senior trader at the Federal Home Loan Mortgage Corporation. Prior to that, he was an investment manager at Travelers Insurance Company. Mr. Dion is a Vice President of Goldman Sachs and joined GSAM in 1992. Mr. McCarthy is a Vice President of Goldman Sachs. Mr. McCarthy joined GSAM in 1995 after working as a bond trader at Nomura Securities.

  GOVERNMENT INCOME AND CORE FIXED INCOME FUNDS. The Funds' portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner and Mr. Lucy. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. James Clark is also a portfolio manager for the Government Income Fund. See above for information about Mr. Clark.

  SHORT DURATION TAX-FREE AND MUNICIPAL INCOME FUNDS. The Funds' portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in the Goldman Sachs Municipal Finance Department.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies.

  HIGH YIELD FUND. The Fund's portfolio managers are Richard Buckholz, Christopher Testa, Michael L. Pasternak and Andrew Jessop. Mr. Buckholz is a Vice President of Goldman Sachs and is responsible for emerging markets fixed income portfolio management. Mr. Buckholz joined GSAM in 1994. Prior to joining GSAM, Mr. Buckholz was Head of Emerging Market Fixed Income Research at Bear Stearns & Company and previously in a similar position at Citibank. Mr. Testa is a Vice President of Goldman Sachs and Director of Credit Research responsible for corporate bond research. Mr. Testa joined GSAM in 1994. Prior to joining GSAM, Mr. Testa was a credit analyst with CS First Boston and prior to that he was an analyst for Metropolitan Life Insurance Company investing in private placements and public debt. Mr. Pasternak is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Pasternak joined GSAM in 1997. Prior to joining GSAM, Mr. Pasternak spent eight years managing high yield corporate bond and loan portfolios at Saudi International Bank (an affiliate of JP Morgan) in London. Prior to that, he was an officer of the bank in Eurocurrency Lending and Syndications and served as an investment analyst in New York. Mr. Jessop is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Jessop joined GSAM in 1997. Prior to joining GSAM, Mr. Jessop spent six years managing high yield portfolios at Saudi International Bank in London. Prior to that, he worked for the bank on the interest rate swap desk and served as an investment analyst in New York.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                                YEAR OR PERIOD
                                                   CONTRACTUAL       ENDED
                                                      RATE*    OCTOBER 31, 1997*
                                                   ----------- -----------------
GSAM
----
Short Duration Tax-Free...........................    0.40%          0.40%
Government Income.................................    0.65%          0.25%
Municipal Income..................................    0.55%          0.55%
Core Fixed Income.................................    0.40%          0.40%
High Yield........................................    0.70%          0.65%
GSFM
----
Adjustable Rate Government........................    0.40%          0.40%
Short Duration Government.........................    0.50%          0.40%
GSAMI
-----
Global Income.....................................    0.90%          0.59%

--------

* The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled for the year ended October 31, 1997. Effective March 1, 1998, the management fee for the Short Duration Government Fund and Government Income Fund will equal 0.50% and 0.65%, respectively. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers to the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds)) to the extent such expenses exceed 0.05%, 0.05%, 0.00%, 0.05%, 0.05%, 0.06% and 0.14%
per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management-- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. The Global Income and High Yield Funds pay Goldman Sachs (as Transfer Agent) a fee with respect to Class A, Class B and Class C shares of $12,000 per year plus $7.50 per account (plus out-of-pocket and transaction-related expenses). The Global Income and High Yield Funds' Class A, Class B and Class C shares may also bear fees paid to Authorized Dealers or other persons providing sub-transfer agency and similar services. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income and Core Fixed Income Funds pay Goldman Sachs transfer agency fees and expenses with respect to Class A, Class B and Class C shares equal to each class's proportionate share of a Fund's total transfer agency costs. Such costs are equal to the charges set forth above applicable to Class A, Class B and Class C shares plus 0.04% of the average daily net assets of the other classes of the Fund plus any sub-transfer agency expenses. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.

                                 HOW TO INVEST


ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this Prospectus Class A, Class B and Class C shares as described more fully in "How to Buy Shares of the Funds." (As of the date of this Prospectus, the Adjustable Rate Government Fund did not offer Class B and Class C shares.) If you do not specify in your instructions to the Funds which class of shares you wish to purchase, the Funds will assume that your instructions apply to Class A shares.

  CLASS A SHARES. If you invest less than $1 million ($500,000 in the case of Short Duration Government and Short Duration Tax-Free Funds) in Class A shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you initially invest $1 million ($500,000 in the case of Short Duration Government and Short Duration Tax-Free Funds) or more in Class A shares of a Fund, no sales charge will be imposed at the time of purchase, but you will incur a deferred sales charge equal to 1.00% if you redeem your shares within 18 months of purchase. Direct purchases (as opposed to exchanges) of $1 million or more of Class A shares of the Adjustable Rate Government Fund will not be subject to a deferred sales charge when redeemed. Class A shares are subject to distribution fees of 0.25% (which currently are being waived in the case of Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Core Fixed Income, Municipal Income, Government Income and High Yield Funds and are limited to 0.21% for the Global Income Fund) and authorized dealer service fees of 0.25%, per annum respectively, of each Fund's average daily net assets attributable to Class A shares.

  CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 2% in the case of the Short Duration Government and Short Duration Tax-Free Funds if redeemed within three years of purchase and up to 5% in the case of the Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds if redeemed within six years of purchase. Class B shares are subject to distribution and authorized dealer service fees of 0.75% (which is currently being limited to 0.60% in the case of the Short Duration Government and Short Duration Tax-Free Funds) and 0.25%, per annum respectively, of a Fund's average daily net assets attributable to Class B shares. See "Distribution and Authorized Dealer Service Plans." Class B shares will automatically convert to Class A shares, based on their relative net asset values, eight years after the initial purchase. Your entire investment in Class B shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B shares will cause your Class B shares (until conversion to Class A shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares.

  CLASS C SHARES. Class C shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of a Fund's average daily net assets attributable to Class C shares. See "Distribution and Authorized Dealer Service Plans." Class C shares have no conversion feature, and accordingly, an investor that purchases Class C shares will be subject to the distribution fees imposed on Class C shares for an indefinite period, subject to annual approval by the Trust's Board of Trustees and certain regulatory limitations. Your entire investment in Class C shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares (or Class B shares after conversion to Class A shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $100,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least six years (three in the case of the Short Duration Government and Short Duration Tax-Free Funds), you might consider purchasing Class B shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than eight years, you may prefer Class C shares. There is no size limit on the purchase of Class A shares. A maximum purchase limitation of $250,000 in the aggregate normally applies to purchases of Class B shares and $1,000,000 ($500,000 in the case of Short Duration Government and Short Duration Tax-Free) in the aggregate normally applies to purchases of Class C shares. Although Class C shares are subject to a CDSC for only twelve months and at a lower rate than Class B shares, Class C shares do not have the conversion feature applicable to Class B shares, making them subject to higher distribution fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C shares.

HOW TO BUY SHARES OF THE FUNDS -- CLASS A, CLASS B AND CLASS C SHARES

  You may purchase shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the net asset value next determined after receipt of an order as described below under "Other Purchase Information" plus, in the case of Class A shares, any applicable sales charge. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 4:00 p.m. New York time) ("Close of Trading"). If a purchase order for shares of a Fund (other than Global Income Fund) is received with a specified settlement date in proper form by the Close of Trading and payment is made by (a) wire transfer or ACH transfer, shares will be issued and dividends declared with respect to such shares will begin to accrue on the later of (i) the Business Day after receipt of the purchase order or (ii) the date of receipt of payment for the shares or (b) check, Federal Reserve draft or bank wire, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after the date payment is received. If a purchase order for shares of a Fund (other than the Global Income Fund) is received in proper form without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is received. Shares of the Global Income Fund will begin to be eligible for dividends paid on or after the day the shares are purchased.

  The minimum initial investment in each Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with Individual Retirement Account Plans or accounts established under the Uniform Gift to Minors Act ("UGMA"). An initial minimum investment of $250 applies to purchases in connection with 403(b) Plans. For purchases through the Automatic Investment Plan, the minimum investment is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Fixed Income Funds -- (Name of Fund and Class of shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company

("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Funds may refuse to open an account for any investor who fails to (i) provide a social security number or other taxpayer identification number, or (ii) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which shares are offered and the sales charge rates applicable to future purchases of shares.

OFFERING PRICE -- CLASS A SHARES

  The offering price of Class A shares of the Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                  SALES CHARGE   MAXIMUM DEALER
                                  SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
(INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------  --------------- ------------- -----------------
Less Than $100,000.............        4.50%          4.71%           4.00%
$100,000 up to (but less than)
 $250,000......................        3.00           3.09            2.50
$250,000 up to (but less than)
 $500,000......................        2.50           2.56            2.00
$500,000 up to (but less than)
 $1 million....................        2.00           2.04            1.75
$1 million or more.............        0.00*          0.00*            **

  The offering price of Class A shares of the Short Duration Government and Short Duration Tax-Free Funds is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                  SALES CHARGE   MAXIMUM DEALER
                                  SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
(INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------  --------------- ------------- -----------------
Less than $250,000.............        2.00%          2.04%           1.75%
$250,000 up to (but less than)
 $500,000......................        1.50           1.52            1.25
$500,000 or more...............        0.00%*         0.00*             **

  The offering price of Class A shares of the Adjustable Rate Government Fund is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                  SALES CHARGE   MAXIMUM DEALER
                                  SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
(INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------  --------------- ------------- -----------------
Less Than $500,000.............        1.50%          1.52%           1.25%
$500,000 up to (but less than)
 $1 million....................        1.00           1.01            0.75
$1 million or more.............        0.00           0.00            0.00

--------

  * No sales charge is payable at the time of purchase of Class A shares of $1 million ($500,000 in the case of the Short Duration Government and Short Duration Tax Free Funds) or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of each Fund ($500,000 in the case of the Short Duration Government and Short Duration Tax-Free Funds) equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by plans or $1 million or more ($500,000 in the case of the Short Duration Government and Short Duration Tax-Free Funds) by "wrap" accounts satisfying the criteria set forth in (h) or (i) below. Purchases by such plans will be made at net asset value with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a contingent deferred sales charge (CDSC), as described below, of 1.00% will be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers will remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million ($500,000 in the case of the Short Duration Government and Short Duration Tax-Free Funds) or more of Class A shares of each Fund (other than the Adjustable Rate Government Fund) will be made at net asset value with no initial sales charge, but if the shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an ILA Portfolio (the contingent deferred sales charge period), a CDSC of 1.00% will be imposed. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A shares of the Funds may be sold at net asset value without payment of any sales charge to (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buy shares costing $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by a third-party administrator that in the aggregate satisfies (1) or (3) above; (i) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (j) registered investment advisers investing for accounts for which they receive asset-based fees;
(k) accounts over which GSAM or its advisory affiliates have investment discretion; and (l) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing shares of the Funds at net asset value without payment of any initial sales charge may be charged a fee if they effect transactions in shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in shares of each Fund at net asset value, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION -- CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more in the case of the Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, $250,000 or more in the case of the Short Duration Government and Short Duration Tax-Free Funds and $500,000 or more in the case of the Adjustable Rate Government Fund. Class A shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION -- CLASS A SHARES

  Purchases of $100,000 or more in the case of the Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, $250,000 or more in the case of the Short Duration Government and Short Duration Tax-Free Funds and $500,000 in the case of the Adjustable Rate Government Fund made over a 13-month period are eligible for reduced sales charges. Class A shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE -- CLASS B SHARES

  Investors may purchase Class B shares of a Fund (other than Adjustable Rate Government Fund) at the next determined net asset value without the imposition of an initial sales charge. However, Class B shares redeemed within six years (three years in the case of the Short Duration Government and Short Duration Tax-Free Funds) of purchase will be subject to a CDSC at the applicable rates shown in the tables that follow. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B shares, the Funds will first redeem shares not subject to any CDSC, and then shares held longest during the applicable period.

                                                CDSC AS A PERCENTAGE OF
                                            DOLLAR AMOUNTS SUBJECT TO CDSC
                                       -----------------------------------------
                                        GOVERNMENT INCOME,
                                        MUNICIPAL INCOME,      SHORT DURATION
                                          GLOBAL INCOME,    GOVERNMENT AND SHORT
       YEAR SINCE                       CORE FIXED INCOME      DURATION TAX-
       PURCHASE                        AND HIGH YIELD FUNDS      FREE FUNDS
       ----------                      -------------------- --------------------
       First..........................         5.0%                 2.0%
       Second.........................         4.0%                 1.0%
       Third..........................         3.0%                 1.0%
       Fourth.........................         3.0%                 none
       Fifth..........................         2.0%                 none
       Sixth..........................         1.0%                 none
       Seventh and thereafter.........         none                 none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B shares, including the payment of compensation to Authorized Dealers. A commission equal to 2.0% in the case of the Short Duration Government and Short Duration Tax-Free Funds and 4.0% in the case of the other Funds of the amount invested is paid to Authorized Dealers.

  Class B shares of a Fund will automatically convert into Class A shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares of a Fund acquired by exchange from Class B shares of another Fund will convert into Class A shares of such Fund based on the date of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The conversion of Class B shares to Class A shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

OFFERING PRICE -- CLASS C SHARES

  Investors may purchase Class C shares of a Fund (other than the Adjustable Rate Government Fund) at the next determined net asset value without the imposition of an initial sales charge. However, if Class C shares are redeemed within 12 months of purchase a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C shares, the Funds will first redeem shares held for longer than 12 months, and then shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class C shares, including the payment of compensation to Authorized Dealers. A commission equal to 1.00% of the amount invested is paid to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B shares of a Fund may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in Class A shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C Shares of a Fund may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in Class C Shares of the same Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least thirty (30) days before the redemption and that the reinvestment is effected within ninety (90) days after such redemption. If you redeemed Class A or Class C shares, paid a CDSC upon a redemption and reinvest in Class A or Class C shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed shares. If you redeemed Class B shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A shares at net asset value as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of Class A shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A shares received in the reinvestment. To the extent that any loss is realized and shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES

  The CDSC on Class B shares, Class C shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption relates to (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in section 72 of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in section 72 of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being returned to a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being reinvested into a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C shares and 10% of the value of your Class A shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at net asset value and will not be subject to any initial or contingent deferred sales charge as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions:
(i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross- reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds (other than the Short Duration Tax-Free and Municipal Income Funds) offer their shares for purchase by retirement plans, including IRA plans for individuals and their non-employed spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at net asset value without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Fund, Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares of these other funds acquired by an exchange may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined net asset value without the imposition of an initial or contingent deferred sales charge if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be materially modified or withdrawn at any time upon sixty (60) days' notice to shareholders and is subject to certain limitations.

  An exchange of shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned shares will be measured from the date the shareholder acquired the original shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and class of shares and either writing to Goldman Sachs, Attention: Goldman Sachs Fixed Income Funds, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (8:00 a.m. to 4:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds." Under the telephone exchange privilege, shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of shares received in the exchange. If such redemption occurs within ninety
(90) days after the purchase of such shares, to the extent an initial sales charge that would otherwise apply to the shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Eligible investors may exchange Class A shares for Institutional shares of the same Fund. For further information contact Goldman Sachs at the number set forth in the back of the Prospectus.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized to accept on the Trust's behalf orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. Otherwise, a Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Funds within the period agreed upon by them. Customers should contact their Authorized Dealers or intermediaries to learn whether they are authorized to accept orders for the Trust.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Advisers, Distributor, and/or their affiliates, also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other investment funds of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in a Fund) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Authorized Dealers depending upon such factors as the amounts their customers have invested (or may invest) in particular investment funds of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLAN -- CLASS A, CLASS B AND CLASS C SHARES

  The Trust, on behalf of the Funds' Class A, Class B and Class C shares, has adopted Distribution Plans pursuant to Rule 12b-1 under the Act (each a "Distribution Plan"). Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively, of such Fund. Currently, with respect to Class A shares, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Core Fixed Income, Government Income, Municipal Income and High Yield Funds and to limit the amount of such fee to 0.21% of average daily net assets attributable to Class A shares of the Global Income Fund. Goldman Sachs has also voluntarily agreed to limit such fee to 0.60% of the average daily net assets attributable to Class B shares of the Short Duration Government and Short Duration Tax-Free Funds. Goldman Sachs has no current intention of modifying or discontinuing such waivers, but may do so in the future at its discretion. For the fiscal year ended October 31, 1997 the Funds paid distribution fees at the foregoing rate.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class A, Class B and Class C shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Distribution Plans include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C shares. If the fees received by Goldman Sachs pursuant to the Distribution Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. The Distribution Plans will be reviewed and are subject to approval annually by the Trustees. The aggregate compensation that may be received under the Distribution Plans for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.



  In connection with the sale of Class C shares, Goldman Sachs begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year. Goldman Sachs pays the distribution fee on a quarterly basis.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of each Fund's Class A, Class B and Class C shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs, Authorized Dealers or other persons are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A, Class B or Class C Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A, Class B or Class C shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Trustees. For the fiscal year ended October 31, 1997, each Fund paid Authorized Dealer service fees at the foregoing rate for each Fund's Class A, Class B and Class C shares.

  In connection with the sale of Class C shares of any Fund or Class A shares or Class B shares of the Short Duration Government and Short Duration Tax-Free Funds, Goldman Sachs begins paying the 0.25% ongoing service fee to Authorized Dealers after the shares have been held for one year. Goldman Sachs pays the service fee on a quarterly basis.


                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its shares upon request of a shareholder on any Business Day at the net asset value next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will be mailed by check to a shareholder within three (3) Business Days of receipt of a properly executed request. If shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of shares for amounts up to $50,000 within any seven (7) calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time. Shares of each Fund (other than Global Income Fund) earn dividends accrued through the day on which such shares are redeemed.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C shares. The CDSC applicable to Class A, Class B and Class C shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid (i) in cash, (ii) in additional shares of the same class of the Fund or (iii) in shares of the same or an equivalent class of any other Goldman Sachs Fund or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C) as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gains distributions will be reinvested in the applicable Fund.

  The election to reinvest dividends and distributions paid by the Fund in additional shares or units of the Fund or any other Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. In the case of the Core Fixed Income, Global Income and High Yield Funds, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. Each Fund (other than the Global Income Fund) will declare dividends daily and pay dividends monthly. The Global Income Fund will declare and pay dividends monthly. All of the Funds will pay dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets of each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free and Municipal Income Funds may publish their tax equivalent yields in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if a sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the tax-free yield of the Short Duration Tax-Free or the Municipal Income Funds. Tax equivalent yield is calculated by dividing the applicable Fund's tax-exempt yield by one minus a stated federal tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. The investment performance of the Class A, Class B and Class C shares will be affected by the payment of a sales charge and distribution fees and other class specific expenses. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the

Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  As of February 1, 1998, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of the following Fund: Short Duration Government Fund--State Street Bank and Trust Company, P.O. Box 1992, Boston, MA 02105-1992 (29.64%); Core Fixed Income Fund--Vinson and Elkins Lawyers, Retirement Plan, Texas Commerce Bank N.A., P.O. Box 2550, Houston, TX 77252-2558 (25.48%).


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free and Municipal Income Funds intend to satisfy certain requirements of the Code so that they may distribute the tax-exempt interest they receive as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free and Municipal

Income Funds that are attributable to interest on tax-exempt obligations and that the Funds properly designate as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of these distributions may be subject to the federal alternative minimum tax and may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free and Municipal Income Funds. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free and Municipal Income Funds is not deductible to the extent attributable to the Funds' distributions that are exempt-interest dividends.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any exempt-interest dividends paid by the Short Duration Tax-Free and Municipal Income Funds, as described above. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund, will be taxed to shareholders as long term capital gains, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. Such long-term capital gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December
31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions (other than exempt-interest dividends), redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income, Global Income and High Yield Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income, if any. As an alternative, if more than 50% of the value of the total assets of the Global Income Fund is comprised of securities of foreign corporations at the end of its taxable year and the Fund so elects, the Fund's shareholders will include in their gross incomes (in addition to dividends and distributions they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled under the Code to claim foreign tax credits or deductions with respect to such taxes.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds, including exempt-interest dividends. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $100,000 ($500,000 in the case of the Adjustable Rate Government Fund and $250,000 in the case of Short Duration Government and Short Duration Tax-Free Funds) or more of Class A shares of a Fund alone or in combination with Class A shares of another Fund or another Goldman Sachs Fund within a 13-month period, the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if his purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, he will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his order. When the minimum investment so specified is completed (either prior to or by the end of the thirteenth month), the shareholder will be notified and the escrowed shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE

NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . .  800-526-7384


FIPROAB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS

FIXED INCOME FUNDS

--------------------------------------------------------------------------------

PROSPECTUS CLASS A, B AND C SHARES



LOGO GOLDMAN SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS
March 1, 1998           GOLDMAN SACHS FIXED INCOME FUNDS
                              INSTITUTIONAL SHARES

GOLDMAN SACHS ADJUSTABLE RATE       GOLDMAN SACHS MUNICIPAL INCOME FUND
GOVERNMENT FUND                        Seeks a high level of current income
                                       that is exempt from regular federal in-
  Seeks a high level of current        come tax, consistent with preservation
  income, consistent with low          of capital. The Fund invests primarily
  volatility of principal. The         in municipal securities.
  Fund invests primarily in ad-
  justable rate mortgage pass-
  through securities and other
  mortgage securities with peri-
  odic interest rate resets,
  which are issued or guaranteed
  by the U.S. government, its
  agencies, instrumentalities or
  sponsored enterprises.

                                    GOLDMAN SACHS CORE FIXED INCOME FUND
                                       Seeks a total return consisting of
                                       capital appreciation and income that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Bond Index. The Fund
                                       invests primarily in fixed-income
                                       securities, including securities issued
                                       or guaranteed by the U.S. government,
GOLDMAN SACHS SHORT DURATION           its agencies, instrumentalities or
GOVERNMENT FUND                        sponsored enterprises, corporate
                                       securities, mortgage-backed securities
  Seeks a high level of current        and asset-backed securities.
  income and secondarily, in
  seeking current income, may
  also consider the potential for
  capital appreciation. The Fund
  invests primarily in securities
  issued or guaranteed by the
  U.S. government, its agencies,
  instrumentalities or sponsored
  enterprises.

                                    GOLDMAN SACHS GLOBAL INCOME FUND
                                       Seeks a high total return, emphasizing
                                       current income and, to a lesser extent,
                                       providing opportunities for capital
                                       appreciation. The Fund invests
                                       primarily in a portfolio of high
                                       quality fixed-income securities of U.S.
                                       and foreign issuers and foreign
GOLDMAN SACHS SHORT                    currencies.
DURATIONTAX-FREE FUND

                                    GOLDMAN SACHS HIGH YIELD FUND
  Seeks a high level of current
  income, consistent with rela-
  tively low volatility of prin-       Seeks a high level of current income
  cipal, that is exempt from reg-      and, secondarily, may also consider the
  ular federal income tax. The         potential for capital appreciation. The
  Fund invests primarily in mu-        Fund invests primarily in fixed-income
  nicipal securities.                  securities rated below investment
                                       grade.
GOLDMAN SACHS GOVERNMENT INCOME
FUND
  Seeks a high level of current
  income, consistent with safety
  of principal. The Fund invests
  primarily in securities, in-
  cluding mortgage-backed securi-
  ties, issued or guaranteed by
  the U.S. government, its agen-
  cies, instrumentalities or
  sponsored enterprises.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                       (continued on next page)

(cover continued)

  THE ADJUSTABLE RATE GOVERNMENT, SHORT DURATION GOVERNMENT AND GOVERNMENT INCOME FUNDS' NET ASSET VALUES AND YIELDS ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  THE CORE FIXED INCOME, GLOBAL INCOME AND HIGH YIELD FUNDS MAY INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN U.S. DOLLAR-DENOMINATED FIXED-INCOME SECURITIES. IN PARTICULAR, THE SECURITIES MARKETS OF EMERGING MARKET COUNTRIES ARE LESS LIQUID, ARE SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES.

  THE HIGH YIELD FUND INVESTS PRIMARILY IN HIGH YIELD, FIXED-INCOME SECURITIES RATED BELOW INVESTMENT GRADE THAT ARE CONSIDERED SPECULATIVE AND GENERALLY INVOLVE GREATER PRICE VOLATILITY AND GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED FIXED-INCOME SECURITIES.

  INVESTORS SHOULD CONSIDER THE RISKS ASSOCIATED WITH INVESTMENT IN A FUND INVESTING IN FOREIGN AND/OR HIGH YIELD SECURITIES. THE FUNDS MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Fund Highlights.....................    1
Fees and Expenses...................    7
Financial Highlights................    9
Investment Objectives and Policies..   15
Description of Securities...........   22
Risk Factors........................   30
Investment Techniques...............   33
Investment Restrictions.............   37
Portfolio Turnover..................   38
Management..........................   38
Dividends...........................   42

                                    PAGE
                                    ----
Net Asset Value...................   43
Performance Information...........   43
Shares of the Trust...............   44
Taxation..........................   45
Additional Information............   46
Reports to Shareholders...........   47
Purchase of Institutional Shares..   47
Exchange Privilege................   50
Redemption of Institutional
 Shares...........................   50
Appendix..........................  A-1
Account Information Form

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as Investment Adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the Global Income Fund. As of January 26, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

                                                          EXPECTED
                                                        APPROXIMATE
                                                          INTEREST
                    INVESTMENT                              RATE
  FUND NAME         OBJECTIVES           DURATION       SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY
 --------------------------------------------------------------------------------------------
ADJUSTABLE      A high level of     Target = 6-month    9-month note At least 65% of       U.S. Government
RATE            current income,     to 1-year                        total assets in       Securities
GOVERNMENT      consistent with     U.S. Treasury                    securities issued or
FUND            low volatility      Security                         guaranteed by the
                of principal.       Maximum = 2 years                U.S. government,
                                                                     its agencies,
                                                                     instrumentalities
                                                                     or sponsored
                                                                     enterprises
                                                                     ("U.S. Government
                                                                     Securities")
                                                                     that are adjustable
                                                                     rate mortgage
                                                                     pass-through
                                                                     securities and
                                                                     other mortgage
                                                                     securities with
                                                                     periodic interest
                                                                     rate resets.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of     Target = 2-year     2-year bond  At least 65% of       U.S. Government
GOVERNMENT      current income,     U.S. Treasury                    total assets in       Securities
FUND            and secondarily,    Security plus                    U.S. Government
                in seeking current  or minus .5 years                Securities
                income, may also    Maximum = 3 years                and repurchase
                consider the poten-                                  agreements
                tial for capital                                     collateralized
                appreciation.                                        by such securities.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of     Target = Lehman     3-year bond  At least 80% of       Minimum = BBB/Baa
TAX-FREE        current income,     Brothers                         net assets in
FUND            consistent with     3-year Municipal                 municipal securities.
                low volatility      Bond Index
                of principal,       plus or minus
                that is exempt      .5 years
                from regular        Maximum = 4 years
                federal
                income tax.
 --------------------------------------------------------------------------------------------
GOVERNMENT      A high level of     Target = Lehman     5-year bond  At least 65% of total U.S. Government
INCOME          current income,     Brothers Mutual                  assets in U.S.        Securities; non-U.S.
FUND            consistent with     Fund Government/                 Government            Government
                safety of           Mortgage Index                   Securities, including Securities =
                principal.          plus or minus                    mortgage-backed       AAA/Aaa
                                    1 year                           U.S. Government
                                    Maximum = 6 years                Securities and
                                                                     repurchase
                                                                     agreements
                                                                     collateralized by
                                                                     U.S. Government
                                                                     Securities.
  FUND NAME      OTHER INVESTMENTS      BENCHMARK
 --------------------------------------------------------------------------------------------
ADJUSTABLE      Fixed-rate          6-month and
RATE            mortgage            1-year U.S.
GOVERNMENT      pass-through        Treasury Security
FUND            securities and
                repurchase
                agreements
                collateralized by
                U.S. Government
                Securities.
 --------------------------------------------------------------------------------------------
SHORT DURATION  Mortgage pass-      2-year U.S.
GOVERNMENT      through             Treasury Security
FUND            securities and
                other securities
                representing an
                interest in or
                collateralized
                by mortgage loans.
 --------------------------------------------------------------------------------------------
SHORT DURATION  U.S. Government     Lehman Brothers
TAX-FREE        Securities          3-Year Municipal
FUND            and repurchase      Bond Index
                agreements
                collateralized
                by such securities.
 --------------------------------------------------------------------------------------------
GOVERNMENT      Non-government      Lehman Brothers
INCOME          mortgage pass-      Mutual Fund
FUND            through securities, Government/
                asset-backed        Mortgage Index
                securities and
                corporate
                fixed-income
                securities.

                                                          EXPECTED
                                                        APPROXIMATE
                                                          INTEREST
                  INVESTMENT                                RATE
 FUND NAME        OBJECTIVES             DURATION       SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY
 --------------------------------------------------------------------------------------------
MUNICIPAL    A high level of       Target = Lehman      15-year bond At least 80% of        Minimum = BBB/Baa
INCOME       current income        Brothers 15-year                  net assets in          Average = AA/Aa
FUND         that is exempt        Municipal Bond                    municipal securities.
             from regular          Index plus
             federal income        or minus 1 year
             tax, consistent       Maximum = 12 years
             with preservation
             of capital.
 --------------------------------------------------------------------------------------------
CORE FIXED   Total return          Target = Lehman      5-year bond  At least 65% of        Minimum = BBB/Baa
INCOME FUND  consisting            Brothers                          assets in fixed-income Minimum for non-
             of capital            Aggregate Bond                    securities, including  dollar securities =
             appreciation          Index plus or                     U.S. Government        AA/Aa
             and income that       minus 1 year                      Securities, corporate,
             exceeds the total     Maximum = 6 years                 mortgage-backed
             return of the                                           and asset-backed
             Lehman Brothers                                         securities.
             Aggregate Bond
             Index.
 --------------------------------------------------------------------------------------------
GLOBAL       A high total return,  Target = J.P. Morgan 6-year bond  Securities of U.S.     Minimum =  BBB/Baa
INCOME       emphasizing current   Global Government                 and foreign            At least 50% =
FUND         income, and, to a     Bond Index                        governments and        AAA/Aaa
             lesser extent,        (hedged)                          corporations.
             providing             plus or minus
             opportunities         2.5 years
             for capital           Maximum = 7.5 years
             appreciation.
 --------------------------------------------------------------------------------------------
HIGH YIELD   A high level of       Target = Lehman      6-year bond  At least 65% of        At least 65% =
FUND         current income        Brothers High                     assets in fixed-       BB/Ba or below
             and, secondarily,     Yield Bond Index                  income securities
             capital appreciation. plus or minus                     rated below
                                   2.5 years                         investment grade,
                                   Maximum =7.5 years                including U.S. and
                                                                     non-U.S. dollar
                                                                     corporate debt,
                                                                     foreign government
                                                                     securities,
                                                                     convertible
                                                                     securities
                                                                     and preferred stock.

 FUND NAME     OTHER INVESTMENTS       BENCHMARK
-----------------------------------------------------
MUNICIPAL    U.S. Government        Lehman Brothers
INCOME       Securities and         15-Year
FUND         repurchase             Municipal
             agreements             Bond Index
             collateralized by
             such securities.
-----------------------------------------------------
CORE FIXED   Foreign fixed-         Lehman Brothers
INCOME FUND  income,                Aggregate Bond
             municipal and          Index
             convertible
             securities,
             foreign currencies
             and repurchase
             agreements
             collateralized
             by U.S.
             Government
             Securities.
 --------------------------------------------------------------------------------------------
GLOBAL       Mortgage and asset-    J.P. Morgan
INCOME       backed securities,     Global
FUND         foreign currencies     Government Bond
             and repurchase         Index (hedged)
             agreements
             collateralized by
             U.S. Government
             Securities or
             certain foreign
             government securities.
 --------------------------------------------------------------------------------------------
HIGH YIELD   Mortgage-backed        Lehman Brothers
FUND         and asset-backed       High Yield
             securities, U.S.       Bond Index
             Government
             Securities,
             investment grade
             corporate fixed-
             income securities,
             structured
             securities,
             foreign currencies
             and repurchase
             agreements
             collateralized by
             U.S. Government
             Securities.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income, Global Income and High Yield Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Interest Rate Risk. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations, and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Because of their tax-exempt status, the yields and market values of municipal securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities.

   Risks of investing in non-investment grade fixed-income securities. Non-investment grade fixed-income securities (commonly referred to as "junk bonds") are subject to greater volatility and risk of loss and are less liquid than securities which are perceived to be of higher credit quality. Such securities, also referred to as high yield securities, are considered to be speculative by traditional investment standards. High yield securities are subject to increased risk of an issuer's inability to meet principal and interest payments. The High Yield Fund may invest in securities which are in default at the time of investment. The market for non-investment grade securities tends to be concentrated in a limited number of market makers, which may affect liquidity. In addition, the market price of such securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to the general level of interest rates.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility. To the extent that the Core Fixed Income, Global Income and High Yield Funds invest in emerging markets and countries, these risks may be heightened.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.

   Diversified and Non-Diversified Funds. Each Fund, other than the Global Income Fund, is a "diversified open-end management company" as defined under the Investment Company Act of 1940, as amended (the "Act"). The Global Income Fund is a "non-diversified" open-end management company as defined under the Act, and is, therefore, subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions."

 WHAT IS THE MINIMUM INVESTMENT?

   The minimum initial investment for the Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds is $50,000 in Institutional Shares of a Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose. The minimum initial investment for the Government Income, Municipal Income, Global Income and High Yield Funds is either $1,000,000 or $10,000,000 depending upon an investor's eligibility.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

   You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

   You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                               INVESTMENT INCOME
                                                   DIVIDENDS
                                               ------------------ CAPITAL GAINS
    FUND                                       DECLARED    PAID   DISTRIBUTIONS
    ----                                       ------------------ -------------
  Adjustable Rate Government.................. Daily     Monthly  Annually
  Short Duration Government................... Daily     Monthly  Annually
  Short Duration Tax-Free..................... Daily     Monthly  Annually
  Government Income........................... Daily     Monthly  Annually
  Municipal Income............................ Daily     Monthly  Annually
  Core Fixed Income........................... Daily     Monthly  Annually
  Global Income............................... Monthly   Monthly  Annually
  High Yield.................................. Daily     Monthly  Annually

   Recordholders of Institutional Shares may receive dividends in additional Institutional Shares of the Fund in which they have invested or may elect to receive cash. For further information concerning dividends, see "Dividends."

                   FEES AND EXPENSES (INSTITUTIONAL SHARES)



                         ADJUSTABLE   SHORT     SHORT                         CORE
                            RATE     DURATION  DURATION GOVERNMENT MUNICIPAL FIXED  GLOBAL  HIGH
                         GOVERNMENT GOVERNMENT TAX-FREE   INCOME    INCOME   INCOME INCOME  YIELD
                          FUND/1/    FUND/1/     FUND    FUND/1/     FUND     FUND   FUND  FUND/1/
                         ---------- ---------- -------- ---------- --------- ------ ------ -------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Pur-
  chases...............     none       none      none      none      none     none   none   none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends............     none       none      none      none      none     none   none   none
 Redemption Fees.......     none       none      none      none      none     none   none   none
 Exchange Fees.........     none       none      none      none      none     none   none   none
ANNUAL FUND OPERATING EXPENSES:
 (as a
 percentage of average daily net
 assets)
 Management Fees (after
  applicable limita-
  tions)/2/............     0.40%      0.50%     0.40%     0.65%     0.55%    0.40%  0.59%  0.65%
 Distribution (Rule
  12b-1) Fees..........     none       none      none      none      none     none   none   none
 Other Expenses (after
  applicable
  limitations)/3/......     0.13%      0.05%     0.05%     0.00%     0.05%    0.05%  0.06%  0.18%
                            ----       ----      ----      ----      ----     ----   ----   ----
  TOTAL FUND OPERATING
   EXPENSES (after fee
   and
   expense limita-
   tions)/4/...........     0.53%      0.55%     0.45%     0.65%     0.60%    0.45%  0.65%  0.83%
                            ====       ====      ====      ====      ====     ====   ====   ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

   FUND                                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
   ----                                          ------ ------- ------- --------
Adjustable Rate Government......................  $ 5     $17     $30     $66
Short Duration Government.......................  $ 6     $18     $31     $69
Short Duration Tax-Free.........................  $ 5     $14     $25     $57
Government Income...............................  $ 7     $21     $36     $81
Municipal Income................................  $ 6     $19     $33     $75
Core Fixed Income...............................  $ 5     $14     $25     $57
Global Income...................................  $ 7     $21     $36     $81
High Yield......................................  $ 8     $26     N/A     N/A

--------
/1/ Based on estimated amounts for the current fiscal year.

/2/ The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the Global Income and High Yield Funds equal to .31% and .05%, respectively. Without such limitations, management fees would be .90% and .70% of each Fund's average daily net assets, respectively.
/3/ The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds)) to the extent such expenses exceed .05%, .05%, .00%, .05%, .05%, .06% and .14% of the average daily net assets of the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, respectively.

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Funds (with the exception of the High Yield Fund which is estimated for the current fiscal year) for the fiscal year ended October 31, 1997 would have been as follows:

                                                         OTHER   TOTAL OPERATING
                                                        EXPENSES    EXPENSES
                                                        -------- ---------------
   Short Duration Government...........................   .32%         .82%
   Short Duration Tax-Free.............................   .83%        1.23%
   Government Income...................................   .67%        1.32%
   Municipal Income....................................   .57%        1.12%
   Core Fixed Income...................................   .43%         .83%
   Global Income.......................................   .14%        1.04%
   High Yield..........................................   .37%        1.07%

 In addition, for the year ended October 31, 1997, the Investment Adviser waived and reimbursed certain fees and expenses such that the "Other Expenses" and "Total Operating Expenses" actually incurred by the Adjustable Rate Government Fund were 0.09% and 0.49%, respectively. Without such limitations, "Other Expenses" and "Total Operating Expenses" of the Fund would have been 0.12% and 0.52%, respectively. For the year ended October 31, 1997, the Investment Adviser voluntarily agreed that a portion of the management fee would not be imposed on the Short Duration Government and Government Income Funds equal to 0.10% and 0.40%, respectively. Without such limitations, management fees would have been 0.50% and 0.65% of each Fund's average daily net assets, respectively. In addition, the Investment Adviser reimbursed certain expenses such that "Other Expenses" actually incurred by the Short Duration Government and Government Income Funds for Institutional Shares were 0.05% and 0.00%, respectively, and "Total Operating Expenses" were 0.45% and 0.25%, respectively. Without such limitations, "Other Expenses" would have been 0.32% and 0.67%, respectively, and "Total Operating Expenses" would have been 0.82% and 1.32%, respectively.

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service and Class A Shares and, with the exception of the Adjustable Rate Government Fund, Class B and Class C Shares. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds also offer Administration Shares. The other classes of the Funds are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  Certain institutions that invest in Institutional Shares on behalf of their customers may receive certain compensation in connection with the sale and distribution of such Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Institutional Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management --Investment Advisers."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended October 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           --------------------------------------------------- ---------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........  $ 9.83    $0.5914(a)    $ 0.0494 (a)     --        $0.6408    $(0.5908)
1997-
Administration
Shares..........    9.83     0.5665(a)      0.0497 (a)     --         0.6162     (0.5662)
1997-Service
Shares(m).......    9.84     0.3298(a)      0.0400 (a)     --         0.3698     (0.3298)
1997-Class A
Shares..........    9.83     0.5662(a)      0.0500 (a)     --         0.6162     (0.5662)
1996-
Institutional
Shares..........    9.77     0.5759(a)      0.0772 (a)     --         0.6531     (0.5725)
1996-
Administration
Shares..........    9.77     0.5489(a)      0.0797 (a)     --         0.6286     (0.5489)
1996-Class A
Shares..........    9.77     0.5481(a)      0.0806 (a)     --         0.6287     (0.5489)
1995-
Institutional
Shares..........    9.74     0.5630(a)      0.0717 (a)     --         0.6347     (0.5759)
1995-
Administration
Shares..........    9.74     0.5366(a)      0.0737 (a)     --         0.6103     (0.5528)
1995-Class A
Shares(c).......    9.79     0.2721(a)     (0.0090)(a)     --         0.2631     (0.2697)
1994-
Institutional
Shares..........   10.00     0.4341(a)     (0.2455)(a)     --         0.1886     (0.4486)
1994-
Administration
Shares..........   10.00     0.4211(a)     (0.2572)(a)     --         0.1639     (0.4239)
1993-
Institutional
Shares..........   10.04     0.4397        (0.0376)(d)     --         0.4021     (0.4397)
1993-
Administration
Shares(e).......   10.02     0.2146        (0.0173)(d)     --         0.1973     (0.2146)
1992-
Institutional
Shares..........   10.03     0.5599        (0.0029)(d)     --         0.5570     (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........   10.00     0.1531         0.0322(d)      --         0.1853     (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------



                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------
                                          IN EXCESS
                   FROM NET                 OF NET
                   REALIZED                REALIZED
                   GAIN ON                 GAIN ON
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                   FUTURES    INVESTMENT   FUTURES      IN         TO
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                 ------------ ---------- ------------ ------- -------------
                                 ADJUSTABLE RATE GOVERNMENT FUND
----------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........     --            --        --         --      $(0.5908)
1997-
Administration
Shares..........     --            --        --         --       (0.5662)
1997-Service
Shares(m).......     --            --        --         --       (0.3298)
1997-Class A
Shares..........     --            --        --         --       (0.5662)
1996-
Institutional
Shares..........     --        (0.0206)      --         --       (0.5931)
1996-
Administration
Shares..........     --        (0.0198)      --         --       (0.5687)
1996-Class A
Shares..........     --        (0.0198)      --         --       (0.5687)
1995-
Institutional
Shares..........     --        (0.0287)      --         --       (0.6046)
1995-
Administration
Shares..........     --        (0.0275)      --         --       (0.5803)
1995-Class A
Shares(c).......     --        (0.0134)      --         --       (0.2831)
1994-
Institutional
Shares..........     --            --        --         --       (0.4486)
1994-
Administration
Shares..........     --            --        --         --       (0.4239)
1993-
Institutional
Shares..........     --        (0.0024)      --         --       (0.4421)
1993-
Administration
Shares(e).......     --        (0.0027)      --         --       (0.2173)
1992-
Institutional
Shares..........     --            --        --         --       (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........     --            --        --         --       (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          RATIOS ASSUMING NO
                                                                                          VOLUNTARY WAIVER OF
                                                                                            FEES OR EXPENSE
                                                                                              LIMITATIONS
                                                                                          --------------------

                                               RATIO OF
                     NET      NET                NET      RATIO OF                        RATIO OF   RATIO OF
                   INCREASE  ASSET             EXPENSES     NET                    NET    EXPENSES     NET
                  (DECREASE) VALUE                TO     INVESTMENT             ASSETS AT    TO     INVESTMENT
                    IN NET   AT END            AVERAGE   INCOME TO  PORTFOLIO    END OF   AVERAGE   INCOME TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER     PERIOD     NET      AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)    (IN 000S)  ASSETS   NET ASSETS
                  ---------- ------ ---------- --------- ---------- ----------- --------- --------- ----------
--------------------------------------------------------------------------------------------------------------
FOR THE YEARS END
-------------
1997-
Institutional
Shares..........   $ 0.0500  $ 9.88   6.70%      0.49%      5.99%     46.58%    $ 463,511   0.52%      5.96%
1997-
Administration
Shares..........     0.0500    9.88   6.43       0.74       5.73      46.58         2,793   0.77       5.70
1997-Service
Shares(m).......     0.0400    9.88   3.81(f)    1.05(b)    5.64(b)   46.58(f)        346   1.08(b)    5.61(b)
1997-Class A
Shares..........     0.0500    9.88   6.43       0.74       5.60      46.58        43,393   1.02       5.32
1996-
Institutional
Shares..........     0.0600    9.83   6.86       0.45       5.85      52.36       613,149   0.51       5.79
1996-
Administration
Shares..........     0.0600    9.83   6.60       0.70       5.59      52.36         3,792   0.76       5.53
1996-Class A
Shares..........     0.0600    9.83   6.60       0.70       5.59      52.36        10,728   1.01       5.28
1995-
Institutional
Shares..........     0.0301    9.77   6.75       0.46       5.77      24.12       657,358   0.53       5.70
1995-
Administration
Shares..........     0.0300    9.77   6.48       0.71       5.50      24.12         3,572   0.78       5.43
1995-Class A
Shares(c).......    (0.0200)   9.77   2.74(f)    0.69(b)    5.87(b)   24.12(f)     15,203   1.01(b)    5.55(b)
1994-
Institutional
Shares..........    (0.2600)   9.74   1.88       0.46       4.38      37.81       942,523   0.49       4.35
1994-
Administration
Shares..........    (0.2600)   9.74   1.63       0.71       4.27      37.81         6,960   0.74       4.24
1993-
Institutional
Shares..........    (0.0400)  10.00   4.13       0.45       4.36     103.74     2,760,871   0.48       4.33
1993-
Administration
Shares(e).......    (0.0200)  10.00   2.01(f)    0.70(b)    3.81(b)  103.74(f)      5,326   0.73(b)    3.78(b)
1992-
Institutional
Shares..........     0.0100   10.04   6.12       0.42       5.61     286.40     2,145,064   0.55       5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........     0.0300   10.03   2.14(f)    0.20(b)    7.31(b)  145.67(f)    239,642   1.02(b)    6.49(b)
-----------------------------------------------------------------------------------------------------------------------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           ---------------------------------------------------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-----------------
1997-
Institutional
Shares..........  $ 9.83    $0.6412(a)    $ 0.0300(a)      --        $ 0.6712   $(0.6412)
1997-
Administration
Shares..........    9.85     0.6183(a)      0.0400(a)      --          0.6583    (0.6183)
1997-Service
Shares..........    9.82     0.5904(a)      0.0401(a)      --          0.6305    (0.5904)
1997-Class A
Shares(o).......    9.78     0.3121(a)      0.0883(a)      --          0.4004    (0.3004)
1997-Class B
Shares(o).......    9.75     0.2787(a)      0.1011(a)      --          0.3798    (0.2698)
1997-Class C
Shares(p).......    9.83     0.1185(a)      0.0225(a)      --          0.1410    (0.1110)
1996-
Institutional
Shares..........    9.82     0.6290(a)      0.0136(a)      --          0.6426    (0.6326)
1996-
Administration
Shares(h).......    9.86     0.3837(a)      0.0003(a)      --          0.3840    (0.3940)
1996-Service
Shares(i).......    9.72     0.3134(a)      0.1018(a)      --          0.4152    (0.3152)
1995-
Institutional
Shares..........    9.64     0.6652(a)      0.1666(a)      --          0.8318    (0.6518)
1995-
Administration
Shares..........    9.64     0.2384(a)     (0.0433)(a)     --          0.1951    (0.2051)
1994-
Institutional
Shares..........   10.14     0.5628(a)     (0.4592)(a)     --          0.1036    (0.5598)
1994-
Administration
Shares..........   10.14     0.5329(a)     (0.4539)(d)     --          0.0790    (0.5352)
1993-
Institutional
Shares..........   10.16     0.5627        (0.0135)(d)     --          0.5492    (0.5627)
1993-
Administration
Shares(e).......   10.23     0.2725        (0.0900)(d)     --          0.1825    (0.2725)
1992-
Institutional
Shares..........   10.22     0.6703        (0.0600)(d)     --          0.6103    (0.6703)
1991-
Institutional
Shares..........   10.00     0.8020         0.2200(d)      --          1.0220    (0.8020)
1990-
Institutional
Shares..........   10.07     0.8300        (0.0700)(d)     --          0.7600    (0.8300)
1989-
Institutional
Shares..........   10.10     0.8800            --          --          0.8800    (0.8800)
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------
1988-
Institutional
Shares..........   10.00     0.1800         0.1000(d)      --          0.2800    (0.1800)
------------------------------------------------------------------------------------------------------------------------------------




                          DISTRIBUTIONS TO SHAREHOLDERS
                                          IN EXCESS
                   FROM NET                 OF NET                                                           RATIO OF
                   REALIZED                REALIZED                             NET      NET                   NET      RATIO OF
                   GAIN ON                 GAIN ON                            INCREASE  ASSET                EXPENSES     NET
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM        TOTAL     (DECREASE) VALUE                   TO     INVESTMENT
                  OPTION AND    OF NET    OPTION AND   PAID    DISTRIBUTIONS   IN NET   AT END               AVERAGE   INCOME TO
                   FUTURES    INVESTMENT   FUTURES      IN          TO         ASSET      OF        TOTAL      NET      AVERAGE
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS    VALUE    PERIOD    RETURN(K)   ASSETS   NET ASSETS
                 ------------ ---------- ------------ -------- ------------- ---------- --------- ---------- --------- ----------
                                  SHORT DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-----------------
1997-
Institutional
Shares..........       --          --        --           --     $(0.6412)    $ 0.0300  $ 9.86       7.07%     0.45%      6.43%
1997-
Administration
Shares..........       --          --        --           --      (0.6183)      0.0400    9.89       6.91      0.70       6.19
1997-Service
Shares..........       --          --        --           --      (0.5904)      0.0401    9.86       6.63      0.95       5.92
1997-Class A
Shares(o).......       --          --        --           --      (0.3004)      0.1000    9.88       4.14(f)   0.70(b)    6.05(b)
1997-Class B
Shares(o).......       --          --        --           --      (0.2698)      0.1100    9.86       3.94(f)   1.30(b)    5.52(b)
1997-Class C
Shares(p).......       --          --        --           --      (0.1110)      0.0300    9.86       1.44(f)   1.45(b)    5.52(b)
1996-
Institutional
Shares..........       --          --        --           --      (0.6326)      0.0100    9.83       6.75      0.45       6.44
1996-
Administration
Shares(h).......       --          --        --           --      (0.3940)     (0.0100)   9.85       4.00(f)   0.70(b)    5.97(b)
1996-Service
Shares(i).......       --          --        --           --      (0.3152)      0.1000    9.82       4.35(f)   0.95(b)    6.05(b)
1995-
Institutional
Shares..........       --          --        --           --      (0.6518)      0.1800    9.82       8.97      0.45       6.87
1995-
Administration
Shares..........       --          --        --           --      (0.2051)     (0.0100)   9.63(h)    2.10      0.70(b)    7.91(b)
1994-
Institutional
Shares..........   (0.0438)        --        --           --      (0.6036)     (0.5000)   9.64       0.99      0.45       5.69
1994-
Administration
Shares..........   (0.0438)        --        --           --      (0.5790)     (0.5000)   9.64       0.73      0.70       5.38
1993-
Institutional
Shares..........       --      (0.0065)      --           --      (0.5692)     (0.0200)  10.14       5.55      0.45       5.46
1993-
Administration
Shares(e).......       --          --        --           --      (0.2725)     (0.0900)  10.14       1.74(f)   0.70(b)    4.84(b)
1992-
Institutional
Shares..........       --          --        --           --      (0.6703)     (0.0600)  10.16       6.24      0.45       6.60
1991-
Institutional
Shares..........       --          --        --           --      (0.8020)      0.2200   10.22      10.93      0.45       8.25
1990-
Institutional
Shares..........       --          --        --           --      (0.8300)     (0.0700)  10.00       8.23      0.45       8.62
1989-
Institutional
Shares..........       --          --        --       (0.0300)    (0.9100)     (0.0300)  10.07       9.08      0.46       8.71
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------
1988-
Institutional
Shares..........       --          --        --           --      (0.1800)      0.1000   10.10       3.30(f)   0.55(b)    8.55(b)
---------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS ASSUMING NO
                                     VOLUNTARY WAIVER OF
                                       FEES OR EXPENSE
                                         LIMITATIONS
                                     --------------------

                              NET
                             ASSETS  RATIO OF   RATIO OF
                             AT END  EXPENSES     NET
                               OF       TO     INVESTMENT
                PORTFOLIO    PERIOD  AVERAGE   INCOME TO
                TURNOVER      (IN      NET      AVERAGE
                 RATE(D)     000S)    ASSETS   NET ASSETS
                ----------- -------- --------- ----------

------------------
FOR THE YEARS ENDED OCTOBER 31,
----------------
1997-
Institutional
Shares.......... 102.58%    $103,729   0.82%      6.06%
1997-
Administration
Shares.......... 102.58        1,060   1.07       5.82
1997-Service
Shares.......... 102.58        3,337   1.32       5.55
1997-Class A
Shares(o)....... 102.58(f)     9,491   1.32(b)    5.43(b)
1997-Class B
Shares(o)....... 102.58(f)       747   1.82(b)    5.00(b)
1997-Class C
Shares(p)....... 102.58(f)       190   1.82(b)    5.15(b)
1996-
Institutional
Shares.......... 115.45       99,944   0.71       6.18
1996-
Administration
Shares(h)....... 115.45          252   0.96(b)    5.71(b)
1996-Service
Shares(i)....... 115.45        1,822   1.21(b)    5.79(b)
1995-
Institutional
Shares.......... 292.56      103,760   0.72       6.60
1995-
Administration
Shares.......... 292.56          --    0.90(b)    7.71(b)
1994-
Institutional
Shares.......... 289.79      193,095   0.59       5.55
1994-
Administration
Shares.......... 289.79          730   0.84       5.24
1993-
Institutional
Shares.......... 411.66      359,708   0.64       5.31
1993-
Administration
Shares(e)....... 411.66       16,490   0.80(b)    4.74(b)
1992-
Institutional
Shares.......... 216.07      277,927   0.69       6.36
1991-
Institutional
Shares.......... 155.44      158,848   0.79       7.91
1990-
Institutional
Shares.......... 173.21       68,995   0.95       8.12
1989-
Institutional
Shares.......... 137.37       31,015   1.39       7.78
FOR THE PERIOD A
----------------
1988-
Institutional
Shares.......... 167.00(f)    39,052   1.42(b)    7.68(b)
------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           --------------------------------------------------- ---------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1997-
Institutional
Shares..........  $ 9.96    $0.4181(a)    $ 0.1091(a)      --        $ 0.5272   $(0.4172)
1997-
Administration
Shares..........    9.96     0.3924(a)      0.1100(a)      --          0.5024    (0.3924)
1997-Service
Shares..........    9.97     0.3675(a)      0.1000(a)      --          0.4675    (0.3675)
1997-Class A
Shares(o).......    9.94     0.1950(a)      0.1400(a)      --          0.3350    (0.1950)
1997-Class B
Shares(o).......    9.94     0.1663(a)      0.1368(a)      --          0.3031    (0.1631)
1997-Class C
Shares(p).......   10.04     0.0670(a)      0.0300(a)      --          0.0970    (0.0670)
1996-
Institutional
Shares..........    9.94     0.4192(a)      0.0200(a)      --          0.4392    (0.4192)
1996-
Administration
Shares..........    9.94     0.3944(a)      0.0200(a)      --          0.4144    (0.3944)
1996-Service
Shares..........    9.95     0.3697(a)      0.0200(a)      --          0.3897    (0.3697)
1995-
Institutional
Shares..........    9.79     0.4235(a)      0.1500(a)      --          0.5735    (0.4235)
1995-
Administration
Shares..........    9.79     0.3989(a)      0.1500(a)      --          0.5489    (0.3989)
1995-Service
Shares..........    9.79     0.3744(a)      0.1600(a)      --          0.5344    (0.3744)
1994-
Institutional
Shares..........   10.23     0.3787(a)     (0.3575)(a)     --          0.0212    (0.3787)
1994-
Administration
Shares..........   10.23     0.3537(a)     (0.3575)(a)     --         (0.0038)   (0.3537)
1994-Service
Shares(j).......    9.86     0.0475(a)     (0.0700)(a)     --         (0.0225)   (0.0475)
1993-
Institutional
Shares..........    9.93     0.3834         0.3000(d)      --          0.6834    (0.3834)
1993-
Administration
Shares(j).......   10.16     0.1555         0.0720(d)      --          0.2275    (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........   10.00     0.0341        (0.0700)(d)     --         (0.0359)   (0.0341)
------------------------------------------------------------------------------------------------------------------------------------



                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------
                                          IN EXCESS
                   FROM NET                 OF NET
                   REALIZED                REALIZED
                   GAIN ON                 GAIN ON
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                   FUTURES    INVESTMENT   FUTURES      IN         TO
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                 ------------ ---------- ------------ ------- -------------
                                   SHORT DURATION TAX-FREE FUND
---------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1997-
Institutional
Shares..........       --        --          --         --      $(0.4172)
1997-
Administration
Shares..........       --        --          --         --       (0.3924)
1997-Service
Shares..........       --        --          --         --       (0.3675)
1997-Class A
Shares(o).......       --        --          --         --       (0.1950)
1997-Class B
Shares(o).......       --        --          --         --       (0.1631)
1997-Class C
Shares(p).......       --        --          --         --       (0.0670)
1996-
Institutional
Shares..........       --        --          --         --       (0.4192)
1996-
Administration
Shares..........       --        --          --         --       (0.3944)
1996-Service
Shares..........       --        --          --         --       (0.3697)
1995-
Institutional
Shares..........       --        --          --         --       (0.4235)
1995-
Administration
Shares..........       --        --          --         --       (0.3989)
1995-Service
Shares..........       --        --          --         --       (0.3744)
1994-
Institutional
Shares..........   (0.0825)      --          --         --       (0.4612)
1994-
Administration
Shares..........   (0.0825)      --          --         --       (0.4362)
1994-Service
Shares(j).......       --        --          --         --       (0.0475)
1993-
Institutional
Shares..........       --        --          --         --       (0.3834)
1993-
Administration
Shares(j).......       --        --          --         --       (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........       --        --          --         --       (0.0341)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER OF
                                                                                           FEES OR EXPENSE
                                                                                             LIMITATIONS
                                                                                         --------------------

                                               RATIO OF                           NET
                    NET      NET                 NET      RATIO OF               ASSETS  RATIO OF   RATIO OF
                  INCREASE  ASSET              EXPENSES     NET                  AT END  EXPENSES     NET
                 (DECREASE) VALUE                 TO     INVESTMENT                OF       TO     INVESTMENT
                   IN NET   AT END             AVERAGE   INCOME TO  PORTFOLIO    PERIOD  AVERAGE   INCOME TO
                   ASSET      OF     TOTAL       NET      AVERAGE   TURNOVER      (IN      NET      AVERAGE
                   VALUE    PERIOD RETURN(K)    ASSETS   NET ASSETS  RATE(D)     000S)    ASSETS   NET ASSETS
                 ---------- ------ ----------- --------- ---------- ----------- -------- --------- ----------
-------------------------------------------------------------------------------------------------------------
FOR THE YEARS END
1997-
Institutional
Shares..........  $ 0.1100  $10.07    5.40%      0.45%      4.18%    194.75%    $ 28,821   1.23%      3.40%
1997-
Administration
Shares..........    0.1100   10.07    5.14       0.70       3.91     194.75           77   1.48       3.13
1997-Service
Shares..........    0.1000   10.07    4.77       0.95       3.66     194.75        2,051   1.73       2.88
1997-Class A
Shares(o).......    0.1400   10.08    3.39(f)    0.70(b)    3.81(b)  194.75(f)     4,023   1.73(b)    2.78(b)
1997-Class B
Shares(o).......    0.1400   10.08    3.07(f)    1.30(b)    3.31(b)  194.75(f)       106   2.23(b)    2.38(b)
1997-Class C
Shares(p).......    0.0300   10.07    0.97(f)    1.45(b)    2.60(b)  194.75(f)         2   2.23(b)    1.82(b)
1996-
Institutional
Shares..........    0.0300    9.96    4.50       0.45       4.21     231.65       34,814   1.01       3.65
1996-
Administration
Shares..........    0.0300    9.96    4.24       0.70       3.96     231.65           48   1.26       3.40
1996-Service
Shares..........    0.0200    9.97    3.98       0.95       3.74     231.65          695   1.51       3.18
1995-
Institutional
Shares..........    0.1500    9.94    5.98       0.45       4.31     259.52       58,389   0.77       3.99
1995-
Administration
Shares..........    0.1500    9.94    5.76       0.70       4.14     259.52           46   1.02       3.82
1995-Service
Shares..........    0.1600    9.95    5.59       0.95       3.87     259.52          454   1.27       3.55
1994-
Institutional
Shares..........   (0.4400)   9.79    0.17       0.45       3.74     354.00       83,704   0.61       3.58
1994-
Administration
Shares..........   (0.4400)   9.79   (0.11)      0.70       3.51     354.00        3,866   0.86       3.35
1994-Service
Shares(j).......   (0.0700)   9.79   (0.32)(f)   0.95(b)    4.30(b)  354.00          440   1.11(b)    4.14(b)
1993-
Institutional
Shares..........    0.3000   10.23    7.03       0.41       3.70     404.60      115,803   1.06       3.05
1993-
Administration
Shares(j).......    0.0720   10.23    2.28(f)    0.70(b)    3.32(b)  404.60          911   1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........   (0.0700)   9.93   (0.34)(f)   0.05(b)    4.58(b)   31.19(f)    14,601   2.68(b)    1.95(b)
------------------------------------------------------------------------------------------------------------------------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                       DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- -------------------------------------------------------
                                      NET REALIZED     NET
                                          AND        REALIZED                                                  IN EXCESS
                                       UNREALIZED      AND                              FROM NET                 OF NET
                                      GAIN (LOSS)   UNREALIZED    TOTAL                 REALIZED                REALIZED
                                           ON      GAIN (LOSS)    INCOME                GAIN ON                 GAIN ON
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,   FROM
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET   OPTION AND    OF NET    OPTION AND   PAID
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL
                 --------- ---------- ------------ ------------ ---------- ---------- ------------ ---------- ------------ -------
                                                                                                  GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares            $14.36     $0.91       $0.29          --        $1.20      $(0.90)     $(0.07)        --          --        --
1997-Class B
Shares             14.37      0.80        0.30          --         1.10       (0.79)      (0.07)        --          --        --
1997-Class C
Shares(p)          14.38      0.17        0.22          --         0.39       (0.17)         --         --          --        --
1997-
Institutional
Shares(p)          14.37      0.20        0.22          --         0.42       (0.20)         --         --          --        --
1997-Service
Shares(p)          14.37      0.20        0.21          --         0.41       (0.19)         --         --          --        --
1996-Class A
shares             14.47      0.92       (0.11)         --         0.81       (0.92)         --         --          --        --
1996-Class B
shares(q)          14.11      0.41        0.26          --         0.67       (0.41)         --         --          --        --
1995-Class A
shares             13.47      0.94        1.00          --         1.94       (0.94)         --         --          --        --
1994-Class A
shares             14.90      0.85       (1.28)         --        (0.43)      (0.85)      (0.12)     (0.02)      (0.01)       --
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A
shares             14.32      0.56        0.58          --         1.14       (0.56)         --         --          --        --
                                                                                                   MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares            $14.37     $0.67       $0.62         --         $1.29      $(0.67)        --         --          --        --
1997-Class B
Shares             14.37      0.56        0.63         --          1.19       (0.56)        --         --          --        --
1997-Class C
Shares(p)          14.85      0.12        0.14         --          0.26       (0.12)        --         --          --        --
1997-
Institutional
Shares(p)          14.84      0.15        0.16         --          0.31       (0.15)        --         --          --        --
1997-Service
Shares(p)          14.84      0.14        0.15         --          0.29       (0.14)        --         --          --        --
1996-Class A
shares             14.17      0.65        0.20         --          0.85       (0.65)        --         --          --        --
1996-Class B
shares(q)          14.03      0.27        0.34         --          0.61       (0.27)        --         --          --        --
1995-Class A
shares             13.08      0.67        1.09         --          1.76       (0.67)        --         --          --        --
1994-Class A
shares             14.64      0.73       (1.51)        --         (0.78)      (0.73)      (0.05)       --          --        --
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
------------------------------------
1993-Class A
shares             14.32      0.22        0.32         --          0.54       (0.22)        --         --          --        --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     RATIOS ASSUMING NO
                                                                                                     VOLUNTARY WAIVER OF
                                                                                                       FEES OR EXPENSE
                                                                                                         LIMITATIONS
                                                                                                     --------------------
                                                            RATIO OF   RATIO OF                NET              RATIO OF
                                  NET      NET                NET        NET                 ASSETS  RATIO OF     NET
                                INCREASE  ASSET             EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                     TOTAL     (DECREASE) VALUE                TO       INCOME                 OF       TO       INCOME
                 DISTRIBUTIONS   IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                      TO         ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                 SHAREHOLDERS    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                 ------------- ---------- ------ ---------- --------- ---------- ----------- ------- --------- ----------
                                                                                                  GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares              $(0.97)      $0.23    $14.59    8.72%     0.50%      6.38%    395.75%    $68,859   1.82%      5.06%
1997-Class B
Shares               (0.86)       0.24     14.61    7.96      1.25       5.59     395.75       8,041   2.32       4.52
1997-Class C
Shares(p)            (0.17)       0.22     14.60    2.72(f)   1.25(b)    5.45(b)  395.75(f)    1,196   2.32(b)    4.38(b)
1997-
Institutional
Shares(p)            (0.20)       0.22     14.59    2.94(f)   0.25(b)    7.03(b)  395.75(f)    1,894   1.32(b)    5.96(b)
1997-Service
Shares(p)            (0.19)       0.22     14.59    2.85(f)   0.75(b)    6.49(b)  395.75(f)        2   1.82(b)    5.42(b)
1996-Class A
shares               (0.92)      (0.11)    14.36    5.80      0.75       6.42     485.09      30,603   1.89       5.03
1996-Class B
shares(q)            (0.41)       0.26     14.37    4.85(f)   1.25(b)    5.65(b)  485.09         234   2.39(b)    4.51(b)
1995-Class A
shares               (0.94)       1.00     14.47   14.90      0.47       6.67     449.53      29,503   2.34       4.80
1994-Class A
shares               (1.00)      (1.43)    13.47   (2.98)     0.11       6.06     654.90      14,452   2.86       3.31
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A
shares               (0.56)       0.58     14.90    8.03(f)   0.00(b)    4.87(e)  725.41(f)   12,860   4.00(b)
                                                                                                   MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares              $(0.67)      $0.62    $14.99    9.23%     0.85%      4.60%    153.12%    $64,553   1.62%      3.83%
1997-Class B
Shares               (0.56)       0.63     15.00    8.48      1.60       3.74     153.12       1,750   2.12       3.22
1997-Class C
Shares(p)            (0.12)       0.14     14.99    1.75(f)   1.60(b)    3.24(b)  153.12(f)      130   2.12(b)    2.72(b)
1997-
Institutional
Shares(p)            (0.15)       0.16     15.00    2.10(f)   0.60(b)    4.41(b)  153.12(f)      351   1.12(b)    3.89(b)
1997-Service
Shares(p)            (0.14)       0.15     14.99    1.93(f)   1.10(b)    4.24(b)  153.12(f)        2   1.62(b)    3.72(b)
1996-Class A
shares               (0.65)       0.20     14.37    6.13      0.85       4.58     344.13      52,267   1.55       3.88
1996-Class B
shares(q)            (0.27)       0.34     14.37    4.40(f)   1.60(b)    3.55(b)  344.13(f)      255   2.05(b)    3.10(b)
1995-Class A
shares               (0.67)       1.09     14.17   13.79      0.76       4.93     335.55      53,797   1.49       4.20
1994-Class A
shares               (0.78)      (1.56)    13.08   (5.51)     0.45       5.28     357.54      47,373   1.55       4.18
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
------------------------------------
1993-Class A
shares               (0.22)       0.32     14.64    3.73(f)   0.00(b)    5.15(b)   99.99(f)   30,166   2.42(b)    2.73(b)
----------------------------------------------------------------------------------------------------------------------------------

                                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                                           -----------------------------------------------
                                                      NET REALIZED     NET
                                                          AND        REALIZED
                                                       UNREALIZED      AND
                                                      GAIN (LOSS)   UNREALIZED    TOTAL
                                                           ON      GAIN (LOSS)    INCOME
                                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)
                                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET
                                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT
                                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME
                                 --------- ---------- ------------ ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                            $ 9.85    $0.6431     $0.2282      $(0.0005)   $ 0.8708   $(0.6408)
1997-
Administration
Shares                              9.84     0.6182      0.2380       (0.0005)     0.8557    (0.6157)
1997-Service
Shares                              9.86     0.5937      0.2287       (0.0005)     0.8219    (0.5919)
1997-Class A
Shares(o)                           9.70     0.3059      0.3596       (0.0008)     0.6647    (0.3048)
1997-Class B
Shares(o)                           9.72     0.2686      0.3695       (0.0008)     0.6373    (0.2673)
1997-Class C
Shares(p)                           9.93     0.1118      0.1591       (0.0003)     0.2706    (0.1107)
1996-
Institutional
Shares                             10.00     0.6448     (0.0704)          --       0.5744    (0.6438)
1996-
Administrative
Shares(/1/)                         9.91     0.4083     (0.0703)          --       0.3380    (0.4080)
1996-Service
Shares(l)                           9.77     0.3756      0.0898           --       0.4654    (0.3754)
1995-
Institutional
Shares                              9.24     0.6423      0.7610           --       1.4033    (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                             10.00     0.4648     (0.7617)          --      (0.2969)   (0.4648)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                            $14.53    $  0.59     $  0.50      $   0.27    $   1.36   $  (0.79)
1997-Class B
shares                             14.53       0.72        0.36          0.20        1.28      (0.73)
1997-Class C
shares(p)                          14.80       0.16        0.19          0.10        0.45      (0.19)
1997-
Institutional
Shares                             14.52       0.88        0.37          0.19        1.44      (0.87)
1997-Service
Shares(s)                          14.69       0.53        0.25          0.14        0.92      (0.52)
1996-Class A
shares                             14.45       0.71        0.62          0.18        1.51      (1.43)
1996-Class B
shares(q)                          14.03       0.34        0.41          0.11        0.86      (0.36)
1996-
Institutional
shares                             14.45       1.15        0.32          0.10        1.57      (1.50)
1995-Class A
shares                             13.43       0.89        0.92          0.15        1.96      (0.94)
1995-
Institutional
shares(r)                          14.09       0.22        0.34          0.06        0.62      (0.26)
1994-Class A
shares                             15.07       0.84       (1.37)        (0.12)      (0.65)     (0.22)
1993-Class A
shares                             14.69       0.85        1.07         (0.42)       1.50      (0.85)
1992-Class A
shares                             14.60       1.14        0.45         (0.36)       1.23      (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                             14.55       0.25        0.23         (0.19)       0.29      (0.24)
                                          DISTRIBUTIONS TO SHAREHOLDERS
                                 ----------------------------------------------------------
                                                          IN EXCESS
                                   FROM NET                 OF NET
                                   REALIZED                REALIZED
                                   GAIN ON                 GAIN ON
                                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                                   FUTURES    INVESTMENT   FUTURES      IN         TO
                                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                                 ------------ ---------- ------------ ------- -------------
                                                        CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                                 --        --          --          --     $(0.6408)
1997-
Administration
Shares                                 --        --          --          --      (0.6157)
1997-Service
Shares                                 --        --          --          --      (0.5919)
1997-Class A
Shares(o)                              --        --          --          --      (0.3048)
1997-Class B
Shares(o)                              --        --          --          --      (0.2673)
1997-Class C
Shares(p)                              --        --          --          --      (0.1107)
1996-
Institutional
Shares                             (0.0806)      --          --          --      (0.7244)
1996-
Administrative
Shares(/1/)                            --        --          --          --      (0.4080)
1996-Service
Shares(l)                              --        --          --          --      (0.3754)
1995-
Institutional
Shares                                 --        --          --          --      (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                                 --        --          --          --      (0.4648)
                                                           GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                                  --        --          --          --    $  (0.79)
1997-Class B
shares                                  --        --          --          --       (0.73)
1997-Class C
shares(p)                               --        --          --          --       (0.19)
1997-
Institutional
Shares                                  --        --          --          --       (0.87)
1997-Service
Shares(s)                               --        --          --          --       (0.52)
1996-Class A
shares                                  --        --          --          --       (1.43)
1996-Class B
shares(q)                               --        --          --          --       (0.36)
1996-
Institutional
shares                                  --        --          --          --       (1.50)
1995-Class A
shares                                  --        --          --          --       (0.94)
1995-
Institutional
shares(r)                               --        --          --          --       (0.26)
1994-Class A
shares                               (0.16)       --          --       (0.61)      (0.99)
1993-Class A
shares                               (0.27)       --          --          --       (1.12)
1992-Class A
shares                                  --        --          --          --       (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                                  --        --          --          --       (0.24)
                                                                                                            RATIOS ASSUMING NO
                                                                                                            VOLUNTARY WAIVER OF
                                                                                                              FEES OR EXPENSE
                                                                                                                LIMITATIONS
                                                                                                            --------------------

                                                              RATIO OF     RATIO OF                  NET               RATIO OF
                                    NET      NET                NET          NET                    ASSETS  RATIO OF     NET
                                  INCREASE  ASSET             EXPENSES    INVESTMENT                AT END  EXPENSES  INVESTMENT
                                 (DECREASE) VALUE                TO         INCOME                    OF       TO       INCOME
                                   IN NET   AT END            AVERAGE     (LOSS) TO    PORTFOLIO    PERIOD  AVERAGE   (LOSS) TO
                                   ASSET      OF     TOTAL      NET        AVERAGE     TURNOVER      (IN      NET      AVERAGE
                                   VALUE    PERIOD RETURN(K)   ASSETS     NET ASSETS    RATE(D)     000S)    ASSETS   NET ASSETS
                                 ---------- ------ ---------- ----------- ------------ ----------- -------- --------- ----------
--------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                            $ 0.2300  $10.08    9.19%      0.45%        6.53%     361.27%     $79,230   0.83%      6.15%
1997-
Administration
Shares                              0.2300   10.07    8.92       0.70         6.27      361.27        6,176   1.08       5.89
1997-Service
Shares                              0.2300   10.09    8.65       0.95         6.00      361.27        1,868   1.33       5.62
1997-Class A
Shares(o)                           0.3599   10.06    6.94(f)    0.70(b)      6.13(b)   361.27(f)     9,336   1.33(b)    5.50(b)
1997-Class B
Shares(o)                           0.3700   10.09    6.63(f)    1.45(b)      5.28(b)   361.27(f)       621   1.83(b)    4.90(b)
1997-Class C
Shares(p)                           0.1599   10.09    2.74(f)    1.45(b)      4.84(b)   361.27(f)       272   1.83(b)    4.46(b)
1996-
Institutional
Shares                             (0.1500)   9.85    5.98       0.45         6.51      414.20       72,061   0.83       6.13
1996-
Administrative
Shares(/1/)                        (0.0700)   9.84    3.56(f)    0.70(b)      6.41(b)   414.20          702   1.08(b)    6.03(b)
1996-Service
Shares(l)                           0.0900    9.86    4.90(f)    0.95(b)      6.37(b)   414.20          381   1.33(b)    5.99(b)
1995-
Institutional
Shares                              0.7600   10.00   15.72       0.45         6.56      382.26       55,502   0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                             (0.7617)   9.24   (3.00)   0.45(b)      6.48(b)      285.25       24,508   1.46(b)    5.47(b)

-------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                            $   0.57  $15.10    9.66%      1.17%        5.19%     383.72%    $167,096   1.60%      4.76%
1997-Class B
shares                                0.55   15.08    9.04       1.71         4.76      383.72        3,465   2.10       4.37
1997-Class C
shares(p)                             0.26   15.06    3.03(f)    1.71(b)      4.98(b)   383.72(f)       496   2.10(b)    4.59(b)
1997-
Institutional
Shares                                0.57   15.09   10.26       0.65         5.72      383.72       60,929   1.04       5.33
1997-Service
Shares(s)                             0.40   15.09    6.42(f)    1.15(b)      5.33(b)   383.72(f)       151   1.54(b)    4.94(b)
1996-Class A
shares                                0.08   14.53   11.05       1.16         5.81      232.15      198,665   1.64       5.33
1996-Class B
shares(q)                             0.50   14.53    6.24(f)    1.70(b)      5.16(b)   232.15(f)       256   2.14(b)    4.72(b)
1996-
Institutional
shares                                0.07   14.52   11.55       0.65         6.35      232.15       54,254   1.11       5.89
1995-Class A
shares                                1.02   14.45   15.08       1.29         6.23      265.86      245,835   1.58       5.94
1995-
Institutional
shares(r)                             0.36   14.45    4.42(f)    0.65(b)      6.01(b)   265.86(f)    31,619   1.08(b)    5.58(b)
1994-Class A
shares                               (1.64)  13.43   (4.49)      1.28         5.73      343.74      396,584   1.53       5.48
1993-Class A
shares                                0.38   15.07   10.75       1.30         5.78      313.88      675,662   1.55       5.53
1992-Class A
shares                                0.09   14.69    8.77       1.37         7.85      270.75      588,893   1.62       7.60
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                                0.05   14.60    2.00(f)    0.38(f)      1.72(f)    34.22(f)   388,744   0.44(f)    1.66(f)

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                       DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- -------------------------------------------------------
                                      NET REALIZED     NET
                                          AND        REALIZED                                                  IN EXCESS
                                       UNREALIZED      AND                              FROM NET                 OF NET
                                      GAIN (LOSS)   UNREALIZED    TOTAL                 REALIZED                REALIZED
                                           ON      GAIN (LOSS)    INCOME                GAIN ON                 GAIN ON
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,   FROM
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET   OPTION AND    OF NET    OPTION AND   PAID
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL
                 --------- ---------- ------------ ------------ ---------- ---------- ------------ ---------- ------------ -------
                                                                                                    HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares            $10.00     $0.17       $(0.03)       0.01       $0.15      $(0.17)      --         $(0.01)      --         --
1997-Class B
Shares             10.00      0.15        (0.03)       0.01        0.13       (0.15)      --          (0.01)      --         --
1997-Class C
Shares(p)           9.97      0.14          --         0.01        0.12       (0.14)      --          (0.01)      --         --
1997-
Institutional
Shares             10.00      0.18        (0.03)       0.01        0.16       (0.18)      --          (0.01)      --         --
1997-Service
Shares             10.00      0.17        (0.03)       0.01        0.15       (0.17)      --          (0.01)      --         --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         RATIOS ASSUMING NO
                                                                                                         VOLUNTARY WAIVER OF
                                                                                                           FEES OR EXPENSE
                                                                                                             LIMITATIONS
                                                                                                         ----------------------
                                                             RATIO OF    RATIO OF                 NET                RATIO OF
                                  NET      NET                 NET         NET                   ASSETS  RATIO OF      NET
                                INCREASE  ASSET              EXPENSES   INVESTMENT               AT END  EXPENSES   INVESTMENT
                     TOTAL     (DECREASE) VALUE                 TO        INCOME                   OF       TO        INCOME
                 DISTRIBUTIONS   IN NET   AT END             AVERAGE    (LOSS) TO   PORTFOLIO    PERIOD  AVERAGE    (LOSS) TO
                      TO         ASSET      OF     TOTAL       NET       AVERAGE    TURNOVER      (IN      NET       AVERAGE
                 SHAREHOLDERS    VALUE    PERIOD RETURN(K)    ASSETS    NET ASSETS   RATE(D)     000S)    ASSETS    NET ASSETS
                 ------------- ---------- ------ ----------- ---------- ----------- ----------- -------- ---------- -----------
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares              $(0.18)      $(0.03)  $9.97    1.50%(f)    0.95%(b)    7.06%(b)   44.80%(f) $325,911   1.57%(b)    6.44%(b)
1997-Class B
Shares               (0.16)       (0.03)   9.97    1.31(f)     1.70(b)     6.28(e)    44.80(f)    10.308   2.07(b)     5.91(b)
1997-Class C
Shares(p)            (0.15)       (0.03)   9.97    1.46(f)     1.70(b)     6.17(b)    44.80(f)     1,791   2.07(b)     5.80(b)
1997-
Institutional
Shares               (0.19)       (0.03)   9.97    1.58(f)     0.70(b)     7.16(b)    44.80(f)         2   1.07(b)     6.79(b)
1997-Service
Shares               (0.18)       (0.03)   9.97    1.46(f)     1.20(b)     6.69(b)    44.80(f)         2   1.57(b)     6.32(b)
----------------------------------------------------------------------------------------------------------------------------------

(a) Calculated based on the average shares outstanding methodology.

(b) Annualized.

(c) Class A share activity commenced on May 15, 1995.

(d) Includes the effect of mortgage dollar roll transactions.

(e) Administration share activity commenced on April 15, 1993.

(f) Not annualized.

(g) Commencement of operations.

(h) Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.

(i) Service share activity commenced on April 10, 1996.

(j) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.

(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996, respectively.

(m) Service share activity commenced on March 27, 1997.

(n) Includes the balancing effect of calculating per share amounts.

(o) Class A and Class B share activity commenced on May 1, 1997.

(p) Commenced operations on August 15, 1997.

(q) Class B shares commenced operations on May 1, 1996.

(r) Institutional shares commenced operations on June 1, 1995.

(s) Service Class shares commenced operations on March 12, 1997.


-------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one nationally recognized statistical rating organization ("NRSRO") including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") even though it has been rated below the minimum rating by one or more other NRSROs or, if unrated, is determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of a Fund and its shareholders.

  The Investment Adviser will usually have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed two years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a nine-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including fixed rate mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the two-year U.S. Treasury security, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed three years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a two-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers three-year Municipal Bond Index, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed four years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a three-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Municipal Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 GOVERNMENT INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with safety of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the Fund's assets may be invested in non-government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities and corporate securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund's non-U.S. Government Securities will be rated, at the time of investment, AAA or Aaa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 MUNICIPAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers fifteen-year Municipal Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed twelve years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a fifteen-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 80% of its net assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its net assets in private activity bonds, the interest from certain of which (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. Under normal market conditions, the weighted average credit quality of the Fund's portfolio will be equivalent to that of securities rated AA or Aa by an NRSRO. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed-income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar, 10% of which may be invested in issuers in countries with emerging markets and economies. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa by an NRSRO. The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of Asset-Backed Securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed-income securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. The non-U.S. dollar-denominated fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least AA or Aa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques."

 GLOBAL INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed
7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a six-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund may also invest up to 10% of its total assets in issuers in countries with emerging markets and economies. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed-income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations.

  The fixed-income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper; and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. However, the Fund will invest at least 50% of its total assets in securities rated, at the time of investment, AAA or Aaa by an NRSRO. Unrated securities will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S.

issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. Not more than 25% of the Fund's total assets will be invested in securities of issuers in any other single foreign country.

 HIGH YIELD FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers High Yield Bond Index, plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in high yield, fixed-income securities rated, at the time of investment, below investment grade. Non-investment grade securities are securities rated BB, Ba or below by an NRSRO, or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest in all types of fixed-income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations, custodial receipts, municipal securities and preferred stock. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers (including securities of issuers located in countries with emerging markets and economies) which are denominated in currencies other than the U.S. dollar. Under normal market conditions, the Fund may invest up to 35% of its total assets in investment grade fixed-income securities, including U.S. Government Securities, Asset-Backed and Mortgage-Backed Securities and corporate securities. The Fund may also invest in common stocks, warrants, rights and other equity securities, but will generally hold such equity investments only when debt or preferred stock of the issuer of such equity securities is held by the Fund. A number of investment strategies are used to seek to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  CREDIT QUALITY. The Fund invests primarily in high yield, fixed income securities rated below investment grade, including securities of issuers in default. Non-investment grade securities (commonly known as "junk bonds") tend to offer higher yields than higher rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. See "Description of Securities." A description of the corporate bond and preferred stock ratings is contained in Appendix B to the Additional Statement.

  For your information, set forth below is the average distribution of ratings for the portfolio securities (including commercial paper and nonconvertible bonds) held by Fund during the most recent fiscal year:

                              CREDIT QUALITY

                                                                   PERCENTAG  OF
                                                                   FUND'S ASSETS
                                                                   -------------
     AAA/Aaa......................................................       1.3%
     AA/Aa........................................................         0%
     A............................................................         0%
     BBB/Baa......................................................       0.3%
     BB/Ba........................................................      13.1%
     Below Ba.....................................................      85.3%
     Not rated....................................................         0%
      Comparable to A.............................................         0%
      Comparable to BBB/Baa.......................................         0%
      Comparable to BB/Ba or lower................................         0%
      Comparable to Below Ba......................................         0%
                                                                       -----
                                                                       100.0%
                                                                       =====


  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign securities and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps, and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed-rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed-rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to amortize fully principal by maturity, although certain fixed-rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities."

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement."

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. A Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

ASSET-BACKED SECURITIES

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Asset-Backed Securities. The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

LOAN PARTICIPATIONS

  The High Yield Fund may invest in loan participations. Such loans must be to issuers in whose obligations the High Yield Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

  Participation interests acquired by the High Yield Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When the High Yield Fund acts as co-lender in connection with a participation interest or when the High Yield Fund acquires certain participation interests, the High Yield Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the High Yield Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the High Yield Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the High Yield Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the High Yield Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the High Yield Fund will be regarded as illiquid.

  For purposes of certain investment limitations pertaining to diversification of the High Yield Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the High Yield Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the High Yield Fund and the borrower will be deemed issuers of a loan participation.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free and Municipal Income Funds and, to a limited extent, the Core Fixed Income and High Yield Funds invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. The Core Fixed Income and High Yield Funds may also invest in taxable Municipal Securities.

  PRIVATE ACTIVITY BONDS. Municipal Securities include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free and Municipal Income Funds' distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

CORPORATE DEBT OBLIGATIONS

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred stock but junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

CONVERTIBLE SECURITIES

  The Core Fixed Income and High Yield Funds may invest in convertible securities, including debt obligations, and for High Yield Fund preferred stock, of an issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities.

PREFERRED STOCK, WARRANTS AND RIGHTS

  The High Yield Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

  Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Global Income Fund will, and the Core Fixed Income and High Yield Funds may, invest in fixed-income securities of foreign issuers denominated in any currency. However, the Core Fixed Income and High Yield Funds will limit their investments in non-U.S. dollar-denominated fixed-income securities to 25% of their total assets. Investment in foreign securities may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed-income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in fixed-income securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income, Global Income and High Yield Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets."

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN GOVERNMENT SECURITIES. The Core Fixed Income, Global Income and High Yield Funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  EMERGING MARKETS. The Core Fixed Income and Global Income Funds may invest up to 10% and the High Yield Fund may invest up to 25% of their total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of a Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make a Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets

(such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding a Fund's investments in emerging markets.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income, Global Income and High Yield Funds will usually involve currencies of foreign countries, and because the Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, a Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or to otherwise cover its position in a manner permitted by the SEC. A Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Core Fixed Income, Global Income and High Yield Funds' use of foreign currency management techniques in emerging markets may be limited. Due to the limited market for these instruments in emerging markets, the Investment Adviser does not currently anticipate that a significant portion of the Funds' currency exposure in emerging markets, if any, will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objectives and Policies" in the Additional Statement.

STRUCTURED SECURITIES

  The Core Fixed Income, Global Income and High Yield Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed-rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed-rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay more slowly. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities, inverse floating-rate securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

  TAX RISK OF MUNICIPAL SECURITIES. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect a Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  RISKS OF INVESTING IN NON-INVESTMENT GRADE FIXED-INCOME SECURITIES. Non-investment grade fixed-income securities are considered predominantly speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

  Non-investment grade fixed-income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.

  The market value of non-investment grade fixed-income securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, a Fund's ability to achieve its investment objectives may depend to a greater extent on the Investment Adviser's judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed-income securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated securities by economic downturns, specific corporate developments or the issuer's inability to meet specific projected business forecasts. Negative publicity about the junk bond market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

  A holder's risk of loss from default is significantly greater for non-investment grade fixed-income securities than is the case for holders of other debt securities because such non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation is uncertain.

  The secondary market for non-investment grade fixed-income securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield fixed-income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.

  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Investment Adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The Investment Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Investment Adviser continually monitors the investments in a Fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

  OTHER RISKS. Floating-rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES


  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold.

However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index comprised of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income, Global Income and High Yield Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Core Fixed Income, Global Income and High Yield Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, a Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return, to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income, Global Income and High Yield Funds, currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income, Global Income and High Yield Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on a Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of a Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income, Global Income and High Yield Funds may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Core Fixed Income, Global Income and High Yield Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in (i) U. S. Government Securities or
(ii) repurchase agreements collateralized by U.S. Government

Securities. The Short Duration Tax-Free and Municipal Income Funds may for temporary defensive purposes depart from their stated investment objectives and invest more than 20% of their respective net assets in taxable investments. The High Yield Fund may for temporary defensive purposes invest in investment grade securities.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free and Municipal Income Funds) and interest rate swaps, caps, floors and collars, (iii) inverse floating-rate securities, (iv) yield curve options, (v) other investment companies, (vi) custodial receipts and (vii) with respect to the Short Duration Tax-Free and Municipal Income Funds, tender option bonds and standby commitments.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund, as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free and Municipal Income Funds' policy to invest, under normal market conditions, at least 80% of their respective net assets in Municipal Securities, the interest on which is exempt from regular federal income tax, is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFIED STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.

                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 26, 1998, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Advisers will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides the Funds with office space and all necessary office equipment and services.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio managers are Jonathan A. Beinner, Richard C. Lucy, James B. Clark, Peter D. Dion and James P. McCarthy. Their responsibilities include investing in the particular types of securities the Funds may hold. Mr. Beinner is a Managing Director of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Beinner joined the Investment Adviser in 1990. Mr. Lucy is a Vice President of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Lucy joined the Investment Adviser in 1992. Mr. Clark joined GSAM in 1994 after working as a senior trader at the Federal Home Loan Mortgage Corporation. Prior to that, he was an investment manager at Travelers Insurance Company. Mr. Dion is a Vice President of Goldman Sachs and joined GSAM in 1992. Mr. McCarthy is a Vice President of Goldman Sachs. Mr. McCarthy joined GSAM in 1995 after working as a bond trader at Nomura Securities.

  GOVERNMENT INCOME AND CORE FIXED INCOME FUNDS. The Funds' portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner and Mr. Lucy. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. James Clark is also a portfolio manager for the Government Income Fund. See above for information about Mr. Clark.

  SHORT DURATION TAX-FREE AND MUNICIPAL INCOME FUNDS. The Funds' portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in the Goldman Sachs Municipal Finance Department.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies.

  HIGH YIELD FUND. The Fund's portfolio managers are Richard Buckholz, Christopher Testa, Michael L. Pasternak and Andrew Jessop. Mr. Buckholz is a Vice President of Goldman Sachs and is responsible for emerging markets fixed income portfolio management. Mr. Buckholz joined GSAM in 1994. Prior to joining GSAM, Mr. Buckholz was Head of Emerging Market Fixed Income Research at Bear Stearns & Company and previously in a similar position at Citibank. Mr. Testa is a Vice President of Goldman Sachs and Director of Credit Research responsible for corporate bond research. Mr. Testa joined GSAM in 1994. Prior to joining GSAM, Mr. Testa was a credit analyst with CS First Boston and prior to that he was an analyst for Metropolitan Life Insurance Company investing in private placements and public debt. Mr. Pasternak is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Pasternak joined GSAM in 1997. Prior to joining GSAM, Mr. Pasternak spent eight years managing high yield corporate bond and loan portfolios at Saudi International Bank (an affiliate of JP Morgan) in London. Prior to that, he was an officer of the bank in Eurocurrency Lending and Syndications and served as an investment analyst in New York. Mr. Jessop is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Jessup joined GSAM in 1997. Prior to joining GSAM, Mr. Jessop spent six years managing high yield portfolios at Saudi International Bank in London. Prior to that, he worked for the bank on the interest rate swap desk and served as an investment analyst in New York.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for a Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     OCTOBER 31,  1997*
                                                ----------- --------------------
GSAM
----
  Short Duration Tax-Free......................    0.40%           0.40%
  Government Income............................    0.65%           0.25%
  Municipal Income.............................    0.55%           0.55%
  Core Fixed Income............................    0.40%           0.40%
  High Yield...................................    0.70%           0.65%
GSFM
----
  Adjustable Rate Government...................    0.40%           0.40%
  Short Duration Government....................    0.50%           0.40%
GSAMI
-----
  Global Income................................    0.90%           0.59%

--------

* The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled for the year ended October 31, 1997. Effective March 1, 1998, the management fee for the Short Duration Government Fund and Government Income Fund will equal 0.50% and 0.65%, respectively. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers to the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds), to the extent such expenses exceed 0.05%, 0.05%, 0.00%, 0.05%, 0.05%, 0.06% and 0.14% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a fee from the Global Income Fund with respect to the Institutional and Service Shares for transfer agency services. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income and Core Fixed Income Funds pay Goldman Sachs transfer agency fees and expenses with respect to Institutional and Service Shares equal to that class's proportionate share of the total transfer agency costs borne by the Fund. Those costs are equal to a fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses applicable to Class A, Class B and Class C shares where applicable plus 0.04% of the average daily net assets of the other classes of the Funds. Goldman Sachs is entitled to receive a fee from the High Yield Fund equal to .04% of the average daily net assets of Institutional and Service Shares. In each case, Institutional Shares of a Fund may bear fees paid to Service Organizations or other persons providing sub-transfer agency and similar services.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.


                                   DIVIDENDS

  Each Fund (other than the Global Income Fund) will declare a daily dividend which will be paid monthly. The Global Income Fund will declare and pay dividends monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Funds' net investment income. From time to time a portion of such dividends may constitute a return of capital. In the case of Core Fixed Income, Global Income and High Yield Funds, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. The Funds also intend that all net realized capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses, including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis (monthly in the case of the Global Income Fund). On days on which net asset value is calculated, such determination is made immediately prior to the calculation of a Fund's net asset value. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends (other than the Global Income Fund) from net investment income will be made on the last calendar day of each month in additional shares of a Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. In the case of Global Income Fund, reinvestment of dividends from net investment income in additional shares of the Fund will be made on the second to last Business Day of each month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long-term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets of each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free and Municipal Income Funds may publish their tax equivalent yields in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semiannual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free and Municipal Income Funds' tax-free yield. Tax equivalent yield is calculated by dividing a Fund's tax-exempt yield by one minus a stated federal tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  As of February 1, 1998, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of the following Funds: Short Duration Government Fund--State Street Bank and Trust Company, P.O. Box 1992, Boston, MA 02105-1992 (29.64%); Core Fixed Income Fund--Vinson and Elkins Lawyers, Retirement Plan, Texas Commerce Bank N.A., P.O. Box 2550, Houston, TX 77252-2558 (25.48%).

                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free and Municipal Income Funds intend to satisfy certain requirements of the Code so that they may distribute the tax-exempt interest they receive as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free and Municipal Income Funds that are attributable to interest on tax-exempt obligations and that the Funds properly designate as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of these distributions may be subject to the federal alternative minimum tax and may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free and Municipal Income Funds. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free and Municipal Income Funds is not deductible to the extent attributable to the Funds' distributions that are exempt-interest dividends.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any exempt-interest dividends paid by Short Duration Tax-Free and Municipal Income Funds, as described above. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund, will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. Such long-term capital gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December
31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions (other than exempt-interest dividends), redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income, Global Income and High Yield Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income, if any. As an alternative, if more than 50% of the value of the total assets of the Global Income Fund is comprised of securities of foreign corporations at the end of its taxable year and the Fund so elects, the Fund's shareholders will include in their gross incomes (in addition to dividends and distributions they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled under the Code to claim foreign tax credits or deductions with respect to such taxes.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds, including exempt-interest dividends. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                          ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Recordholders of Institutional Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and an individual monthly statement (quarterly in the case of Global Income Fund). A year-to-date statement for any account will be provided upon request made to Goldman Sachs.

SUB-ACCOUNTING SERVICE

  Each Fund has designed special procedures to assist institutional investors (including banks) desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service unless otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month end and the income, if any, together with the total share balance and income, if any, for the master account. The Global Income Fund does not generally provide sub-accounting services with respect to beneficial ownership of Institutional Shares.


                       PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order. No sales load will be charged. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to such Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES APPLICABLE TO EACH FUND OTHER THAN THE GLOBAL INCOME FUND

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to The Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft payable to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

PURCHASE PROCEDURES APPLICABLE TO THE GLOBAL INCOME FUND

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft made payable to Goldman Sachs Fixed Income Funds-- Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares c/o National Financial Data Services, Inc., P.O. Box 419711, Kansas City, MO 64141-6711.

MINIMUM INITIAL INVESTMENTS

  In the case of each Fund other than the Government Income, Municipal Income, Global Income and High Yield Funds, the minimum initial investment is $50,000 in Institutional Shares of a Fund alone or in combination with Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and the corresponding class of any portfolio of the Goldman Sachs Money Market Funds.

  Institutional Shares of the Government Income, Municipal Income, Global Income and High Yield Funds may be offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) any state, county, city or any instrumentality, department, authority or agency thereof; (d) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (e) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (f) registered investment advisers investing for accounts for which they receive asset-based fees. With respect to these investors, the minimum initial investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates.

  The minimum initial investment in Institutional Shares for (a) individual investors; (b) qualified non-profit organizations, charitable trusts, foundations and endowments; and (c) accounts over which GSAM or its advisory affiliates have investment discretion is $10,000,000. The minimum investment requirement may be waived at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

  The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers.

OTHER PURCHASE INFORMATION

  Normally purchase, exchange and redemption orders will not be effective until received by Goldman Sachs. The Trust may, however, authorize certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf orders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The institution or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer should contact an institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds' Institutional Shares. These payments may be in addition to other servicing and/or subtransfer agency payments borne by the Funds and their share classes.

  Institutional Shares of the Global Income Fund will be issued and dividends will begin to be paid with respect to dividends which accrue on or after the purchase of Institutional Shares. For the other Funds, the following applies:

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received with a specified settlement date in proper form before the determination of net asset value that day and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt of the purchase order or (ii) the day of receipt of a federal funds wire or an ACH transfer by State Street. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a purchase order is received with a specified settlement date in proper form before the determination of net asset value that day and payment is made by check or Federal Reserve draft, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

  Banks, trust companies or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in Institutional Shares. Such institutions should be consulted for information regarding such charges.

  The Investment Advisers, Distributor, and/or their affiliates may pay compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions (including banks, trust companies, brokers and investment advisers) and other persons in connection with the sale and/or servicing of shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among institutions depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further information, see the Additional Statement.

  The Funds reserve the right to redeem the Institutional Shares of any shareholder of record whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to recordholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                              EXCHANGE PRIVILEGE


  Institutional Shares of a Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares, c/o GSAM Shareholders Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "Redemption of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a redemption of the Institutional Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Funds received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Trust. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on sixty (60) days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."


                      REDEMPTION OF INSTITUTIONAL SHARES

  The Funds will redeem their Institutional Shares upon request of a recordholder of such Shares on any Business Day at the net asset value next determined after receipt of a request in proper form by Goldman Sachs from the recordholder. (See "Purchase of Institutional Shares--Other Purchase Information" for a description of limited situations where an institution or other intermediary may be authorized to accept redemptions for the Funds.) If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by a shareholder of record by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus. A shareholder of record may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each recordholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent. Institutional Shares of each Fund (other than Global Income Fund) earn dividends declared on the day the shares are redeemed.

  The Fund will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the recordholder's Account Information Form or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the recordholder's bank in the transfer process. If a problem with such performance arises, the recordholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

  Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by an institution.

                               ----------------

                                   APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are awaiting receipt of a TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET                       GOLDMAN SACHS
MANAGEMENT                                FIXED INCOME FUNDS
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004                  --------------------

GOLDMAN SACHS FUNDS                       PROSPECTUS
MANAGEMENT, L.P.                          INSTITUTIONAL SHARES
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110



TOLL FREE (IN U.S.) .  . . 800-621-2550   GOLDMAN
                                          SACHS
FIPROINST
---------------------------------------   --------------------------------------
---------------------------------------   --------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1998   GOLDMAN SACHS FIXED INCOME FUNDS SERVICE SHARES

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
  Seeks a high level of current income, consistent with low volatility of principal. The Fund invests primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
  Seeks a high level of current income and secondarily, in seeking current in-come, may also consider the potential for capital appreciation. The Fund in-vests primarily in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
  Seeks a high level of current income, consistent with relatively low vola-tility of principal, that is exempt from regular federal income tax. The Fund invests primarily in municipal securities.

GOLDMAN SACHS GOVERNMENT
INCOME FUND
  Seeks a high level of current
  income, consistent with
  safety of principal. The Fund
  invests primarily in
  securities, including
  mortgage-backed securities,
  issued or guaranteed by the
  U.S. government, its
  agencies, instrumentalities
  or sponsored enterprises.
GOLDMAN SACHS MUNICIPAL INCOME FUND
  Seeks a high level of current income that is exempt from regular federal in-come tax, consistent with preservation of capital. The Fund invests primar-ily in municipal securities.

GOLDMAN SACHS CORE FIXED INCOME FUND
  Seeks a total return consisting of capital appreciation and income that ex-ceeds the total return of the Lehman Brothers Aggregate Bond Index. The Fund invests primarily in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or spon-sored enterprises, corporate securities, mortgage-backed securities and as-set-backed securities.

GOLDMAN SACHS GLOBAL INCOME FUND
  Seeks a high total return, emphasizing current income and, to a lesser ex-tent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.

GOLDMAN SACHS HIGH YIELD FUND

  Seeks a high level of current income and, secondarily, may also consider the potential for capital appreciation. The Fund invests primarily in fixed-in-come securities rated below investment grade.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein) or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
                                                        (continued on next page)

(cover continued)

  THE ADJUSTABLE RATE GOVERNMENT, SHORT DURATION GOVERNMENT AND GOVERNMENT INCOME FUNDS' NET ASSET VALUES AND YIELDS ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  THE CORE FIXED INCOME, GLOBAL INCOME AND HIGH YIELD FUNDS MAY INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN U.S. DOLLAR-DENOMINATED FIXED-INCOME SECURITIES. IN PARTICULAR, THE SECURITIES MARKETS OF EMERGING MARKET COUNTRIES ARE LESS LIQUID, ARE SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES.

  THE HIGH YIELD FUND INVESTS PRIMARILY IN HIGH YIELD, FIXED-INCOME SECURITIES RATED BELOW INVESTMENT GRADE THAT ARE CONSIDERED SPECULATIVE AND GENERALLY INVOLVE GREATER PRICE VOLATILITY AND GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED FIXED-INCOME SECURITIES.

  INVESTORS SHOULD CONSIDER THE RISKS ASSOCIATED WITH INVESTMENT IN A FUND INVESTING IN FOREIGN AND/OR HIGH YIELD SECURITIES. THE FUNDS MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
Fund Highlights........................   1
Fees and Expenses......................   7
Financial Highlights...................   9
Investment Objectives and Policies.....  15
Description of Securities..............  22
Risk Factors...........................  30
Investment Techniques..................  33
Investment Restrictions................  37
Portfolio Turnover.....................  38
Management.............................  38
Dividends..............................  42

                                                                            PAGE
                                                                            ----
                          Net Asset Value..................................  43
                          Performance Information..........................  43
                          Shares of the Trust..............................  44
                          Taxation.........................................  45
                          Additional Information...........................  46
                          Additional Services..............................  47
                          Reports to Shareholders..........................  47
                          Purchase of Service Shares.......................  48
                          Exchange Privilege...............................  50
                          Redemption of Service Shares.....................  50
                          Appendix......................................... A-1

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as Investment Adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the Global Income Fund. As of January 26, 1998, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

                                                         EXPECTED
                                                       APPROXIMATE
                                                         INTEREST
                    INVESTMENT                             RATE
  FUND NAME         OBJECTIVES          DURATION       SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY     OTHER INVESTMENTS
--------------  ------------------ ------------------- ------------ --------------------- -------------------- -------------------
ADJUSTABLE      A high level of    Target = 6-month    9-month note At least 65% of       U.S. Government      Fixed-rate
RATE            current income,    to 1-year                        total assets in       Securities           mortgage
GOVERNMENT      consistent with    U.S. Treasury                    securities issued or                       pass-through
FUND            low volatility     Security                         guaranteed by the                          securities and
                of principal.      Maximum = 2 years                U.S. government,                           repurchase
                                                                    its agencies,                              agreements
                                                                    instrumentalities                          collateralized by
                                                                    or sponsored                               U.S. Government
                                                                    enterprises                                Securities.
                                                                    ("U.S. Government
                                                                    Securities'')
                                                                    that are adjustable
                                                                    rate mortgage
                                                                    pass-through
                                                                    securities and other
                                                                    mortgage securities
                                                                    with periodic
                                                                    interest rate resets.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of    Target = 2-year     2-year bond  At least 65% of       U.S. Government      Mortgage pass-
GOVERNMENT      current income,    U.S. Treasury                    total assets in       Securities           through
FUND            and secondarily,   Security plus                    U.S. Government                            securities and
                in seeking current or minus .5 years                Securities                                 other securities
                income, may        Maximum = 3 years                and repurchase                             representing an
                also consider                                       agreements                                 interest in or
                the potential                                       collateralized                             collateralized
                for capital                                         by such securities.                        by mortgage loans.
                appreciation.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of    Target = Lehman     3-year bond  At least 80% of       Minimum = BBB/Baa    U.S. Government
TAX-FREE        current income,    Brothers                         net assets in                              Securities
FUND            consistent with    3-year Municipal                 municipal securities.                      and repurchase
                low volatility     Bond Index                                                                  agreements
                of principal,      plus or minus                                                               collateralized
                that is exempt     .5 years                                                                    by such securities.
                from regular       Maximum = 4 years
                federal
                income tax.
 --------------------------------------------------------------------------------------------
GOVERNMENT      A high level of    Target = Lehman     5-year bond  At least 65% of total U.S. Government      Non-government
INCOME          current income,    Brothers Mutual                  assets in U.S.        Securities; non-U.S. mortgage pass-
FUND            consistent with    Fund Government/                 Government            Government           through securities,
                safety of          Mortgage Index                   Securities, including Securities =         asset-backed
                principal.         plus or minus                    mortgage-backed       AAA/Aaa              securities and
                                   1 year                           U.S. Government                            corporate
                                   Maximum = 6 years                Securities and                             fixed-income
                                                                    repurchase                                 securities.
                                                                    agreements
                                                                    collateralized by
                                                                    U.S. Government
                                                                    Securities.
  FUND NAME         BENCHMARK
--------------- -----------------
ADJUSTABLE      6-month and
RATE            1-year U.S.
GOVERNMENT      Treasury Security
FUND
 --------------------------------------------------------------------------------------------
SHORT DURATION  2-year U.S.
GOVERNMENT      Treasury Security
FUND
 --------------------------------------------------------------------------------------------
SHORT DURATION  Lehman Brothers
TAX-FREE        3-Year Municipal
FUND            Bond Index
 --------------------------------------------------------------------------------------------
GOVERNMENT      Lehman Brothers
INCOME          Mutual Fund
FUND            Government/
                Mortgage Index

                                                          EXPECTED
                                                        APPROXIMATE
                                                          INTEREST
                  INVESTMENT                                RATE
 FUND NAME        OBJECTIVES             DURATION       SENSITIVITY    INVESTMENT SECTOR       CREDIT QUALITY
 --------------------------------------------------------------------------------------------
MUNICIPAL    A high level of       Target = Lehman      15-year bond At least 80% of        Minimum = BBB/Baa
INCOME       current income        Brothers 15-year                  net assets in          Average = AA/Aa
FUND         that is exempt        Municipal Bond                    municipal securities.
             from regular          Index plus
             federal income        or minus 1 year
             tax, consistent       Maximum = 12 years
             with preservation
             of capital.
 --------------------------------------------------------------------------------------------
CORE FIXED   Total return          Target = Lehman      5-year bond  At least 65% of        Minimum = BBB/Baa
INCOME FUND  consisting            Brothers                          assets in fixed-income Minimum for
             of capital            Aggregate Bond                    securities, including  non-dollar securities
             appreciation          Index plus or                     U.S. Government        = AA/Aa
             and income that       minus 1 year                      Securities, corporate,
             exceeds the total     Maximum = 6 years                 mortgage-backed
             return of the                                           and asset-backed
             Lehman Brothers                                         securities.
             Aggregate Bond
             Index.
 --------------------------------------------------------------------------------------------
GLOBAL       A high total return,  Target = J.P. Morgan 6-year bond  Securities of          Minimum = BBB/Baa
INCOME       emphasizing current   Global Government                 U.S. and foreign       At least 50% =
FUND         income, and, to       Bond Index                        governments and        AAA/Aaa
             a lesser extent,      (hedged) plus or                  corporations.
             providing             minus 2.5 years
             opportunities         Maximum = 7.5 years
             for capital
             appreciation.
 --------------------------------------------------------------------------------------------
HIGH YIELD   A high level of       Target = Lehman      6-year bond  At least 65% of        At least 65% =
FUND         current income        Brothers High                     assets in fixed-       BB/Ba or below
             and, secondarily,     Yield Bond Index                  income securities
             capital appreciation. plus or minus                     rated below
                                   2.5 years                         investment grade,
                                   Maximum =7.5 years                including U.S. and
                                                                     non-U.S. dollar
                                                                     corporate debt,
                                                                     foreign
                                                                     government
                                                                     securities,
                                                                     convertible
                                                                     securities
                                                                     and preferred stock.
 FUND NAME     OTHER INVESTMENTS       BENCHMARK
 --------------------------------------------------------------------------------------------
MUNICIPAL    U.S. Government        Lehman Brothers
INCOME       Securities and         15-Year
FUND         repurchase             Municipal
             agreements             Bond Index
             collateralized by
             such securities.
 --------------------------------------------------------------------------------------------
CORE FIXED   Foreign fixed-         Lehman Brothers
INCOME FUND  income,                Aggregate Bond
             municipal and          Index
             convertible
             securities,
             foreign currencies
             and repurchase
             agreements
             collateralized
             by U.S.
             Government
             Securities.
 --------------------------------------------------------------------------------------------
GLOBAL       Mortgage and           J.P. Morgan
INCOME       asset-backed           Global
FUND         securities, foreign    Government
             currencies and         Bond Index
             repurchase             (hedged)
             agreements
             collateralized by
             U.S. Government
             Securities or
             certain foreign
             government securities.
 --------------------------------------------------------------------------------------------
HIGH YIELD   Mortgage-backed        Lehman Brothers
FUND         and asset-backed       High Yield
             securities, U.S.       Bond Index
             Government
             Securities,
             investment grade
             corporate fixed-
             income securities,
             structured
             securities,
             foreign currencies
             and repurchase
             agreements
             collateralized by
             U.S. Government
             Securities.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income, Global Income and High Yield Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Interest Rate Risk. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations, and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Because of their tax-exempt status, the yields and market values of municipal securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities.

   Risks of investing in non-investment grade fixed-income securities. Non-investment grade fixed-income securities (commonly referred to as "junk bonds") are subject to greater volatility and risk of loss and are less liquid than securities which are perceived to be of higher credit quality. Such securities, also referred to as high yield securities, are considered to be speculative by traditional investment standards. High yield securities are subject to increased risk of an issuer's inability to meet principal and interest payments. The High Yield Fund may invest in securities which are in default at the time of investment. The market for non-investment grade securities tends to be concentrated in a limited number of market makers, which may affect liquidity. In addition, the market price of such securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to the general level of interest rates.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility. To the extent that the Core Fixed Income, Global Income and High Yield Funds invest in emerging markets and countries, these risks may be heightened.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.

   Diversified and Non-Diversified Funds. Each Fund, other than the Global Income Fund, is a "diversified open-end management company" as defined under the Investment Company Act of 1940, as amended (the "Act"). The Global Income Fund is a "non-diversified" open-end management company as defined under the Act and is, therefore, subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions."

 WHAT IS THE MINIMUM INVESTMENT?

   The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

   Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased at the current net asset value without any sales load. See "Purchase of Service Shares."

   ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Services Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

   You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                               INVESTMENT INCOME
                                                   DIVIDENDS
                                               ------------------ CAPITAL GAINS
       FUND                                    DECLARED    PAID   DISTRIBUTION
       ----                                    ------------------ -------------
  Adjustable Rate Government.................. Daily      Monthly   Annually
  Short Duration Government .................. Daily      Monthly   Annually
  Short Duration Tax-Free..................... Daily      Monthly   Annually
  Government Income........................... Daily      Monthly   Annually
  Municipal Income............................ Daily      Monthly   Annually
  Core Fixed Income........................... Daily      Monthly   Annually
  Global Income .............................. Monthly    Monthly   Annually
  High Yield.................................. Daily      Monthly   Annually

   Recordholders of Service Shares may receive dividends in additional Service Shares of the Fund in which they have invested or may elect to receive cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)


                                 ADJUSTABLE RATE SHORT DURATION                GOVERNMENT MUNICIPAL CORE FIXED GLOBAL  HIGH
                                   GOVERNMENT      GOVERNMENT   SHORT DURATION   INCOME    INCOME     INCOME   INCOME  YIELD
                                     FUND/1/        FUND/1/     TAX-FREE FUND   FUND/1/     FUND       FUND     FUND  FUND/1/
                                 --------------- -------------- -------------- ---------- --------- ---------- ------ -------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge Im-
  posed on Purchases.......           none            none           none         none      none       none     none   none
 Maximum Sales Charge Im-
  posed on Reinvested Divi-
  dends....................           none            none           none         none      none       none     none   none
 Redemption Fees...........           none            none           none         none      none       none     none   none
 Exchange Fees.............           none            none           none         none      none       none     none   none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average daily
  net assets)
 Management Fees (after ap-
  plicable limita-
  tions)/2/................           0.40%           0.50%          0.40%        0.65%     0.55%      0.40%    0.59%  0.65%
 Service Fees/3/...........           0.50%           0.50%          0.50%        0.50%     0.50%      0.50%    0.50%  0.50%
 Other Expenses (after ap-
  plicable limita-
  tions)/4/,/5/............           0.13%           0.05%          0.05%        0.00%     0.05%      0.05%    0.06%  0.18%
                                      ----            ----           ----         ----      ----       ----     ----   ----
  TOTAL FUND OPERATING
   EXPENSES (AFTER FEE AND
   EXPENSE LIMITA-
   TIONS)/5/...............           1.03%           1.05%          0.95%        1.15%     1.10%      0.95%    1.15%  1.33%
                                      ====            ====           ====         ====      ====       ====     ====   ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

   FUND                                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
   ----                                          ------ ------- ------- --------
Adjustable Rate Government......................  $11     $33     $57     $126
Short Duration Government.......................  $11     $33     $58     $128
Short Duration Tax-Free.........................  $10     $30     $53     $117
Government Income...............................  $12     $37     $63     $140
Municipal Income................................  $11     $35     $61     $134
Core Fixed Income...............................  $10     $30     $53     $117
Global Income...................................  $12     $37     $63     $140
High Yield......................................  $14     $42     N/A      N/A

--------

/1/. Based on estimated amounts for the current fiscal year.

/2/. The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the Global Income and High Yield Funds equal to .31% and .05%, respectively. Without such limitations, management fees would be .90% and .70%, respectively, of each Fund's average daily net assets.

/3/. Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.

/4/. The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds)) to the extent such expenses exceed .05%, .05%, .00%, .05%, .05%, .06% and .14% of the average daily net assets of the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds, respectively.

/5/. Without the limitations described above, "Other Expenses" and "Total
     Operating Expenses" of the Funds (with the exception of the High Yield Fund which is estimated for the current fiscal year) for the fiscal year ended October 31, 1997 would have been as follows:

                                                         OTHER   TOTAL OPERATING
                                                        EXPENSES    EXPENSES
                                                        -------- ---------------
   Short Duration Government...........................   .32%        1.32%
   Short Duration Tax-Free.............................   .83%        1.73%
   Government Income...................................   .67%        1.82%
   Municipal Income....................................   .57%        1.62%
   Core Fixed Income...................................   .43%        1.33%
   Global Income.......................................   .14%        1.54%
   High Yield..........................................   .37%        1.57%

     In addition, for the year ended October 31, 1997, the Investment Adviser waived and reimbursed certain fees and expenses such that the "Other Expenses" and "Total Operating Expenses" actually incurred by the Adjustable Rate Government Fund were 0.15% and 1.05%, respectively. Without such limitations, "Other Expenses" and "Total Operating Expenses" of the Fund would have been 0.18% and 1.08%, respectively. For the year ended October 31, 1997, the Investment Adviser voluntarily agreed that a portion of the management fee would not be imposed on the Short Duration Government and Government Income Funds equal to 0.10% and 0.40%, respectively. Without such limitations, management fees would have been 0.50% and 0.65% of each Fund's average daily net assets, respectively. In addition, the Investment Adviser reimbursed certain expenses such that "Other Expenses" actually incurred by the Short Duration Government and Government Income Funds for Service Shares were 0.05% and 0.00%, respectively, and "Total Operating Expenses" were 0.95% and 0.75%, respectively. Without such limitations, "Other Expenses" would have been 0.32% and 0.67%, respectively, and "Total Operating Expenses" would have been 1.32% and 1.82%, respectively.

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each fund also offers Institutional and Class A Shares and, with the exception of the Adjustable Rate Government Fund, Class B and Class C Shares. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds also offer Administration Shares. The other classes of the Funds are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  In addition to the compensation itemized above, certain Service Organizations may receive other compensation in connection with the sale and distribution of Service Shares or for service to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Service Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Additional Services."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended October 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           --------------------------------------------------- ---------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........  $ 9.83    $0.5914(a)    $ 0.0494 (a)     --        $0.6408    $(0.5908)
1997-
Administration
Shares..........    9.83     0.5665(a)      0.0497 (a)     --         0.6162     (0.5662)
1997-Service
Shares(m).......    9.84     0.3298(a)      0.0400 (a)     --         0.3698     (0.3298)
1997-Class A
Shares..........    9.83     0.5662(a)      0.0500 (a)     --         0.6162     (0.5662)
1996-
Institutional
Shares..........    9.77     0.5759(a)      0.0772 (a)     --         0.6531     (0.5725)
1996-
Administration
Shares..........    9.77     0.5489(a)      0.0797 (a)     --         0.6286     (0.5489)
1996-Class A
Shares..........    9.77     0.5481(a)      0.0806 (a)     --         0.6287     (0.5489)
1995-
Institutional
Shares..........    9.74     0.5630(a)      0.0717 (a)     --         0.6347     (0.5759)
1995-
Administration
Shares..........    9.74     0.5366(a)      0.0737 (a)     --         0.6103     (0.5528)
1995-Class A
Shares(c).......    9.79     0.2721(a)     (0.0090)(a)     --         0.2631     (0.2697)
1994-
Institutional
Shares..........   10.00     0.4341(a)     (0.2455)(a)     --         0.1886     (0.4486)
1994-
Administration
Shares..........   10.00     0.4211(a)     (0.2572)(a)     --         0.1639     (0.4239)
1993-
Institutional
Shares..........   10.04     0.4397        (0.0376)(d)     --         0.4021     (0.4397)
1993-
Administration
Shares(e).......   10.02     0.2146        (0.0173)(d)     --         0.1973     (0.2146)
1992-
Institutional
Shares..........   10.03     0.5599        (0.0029)(d)     --         0.5570     (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........   10.00     0.1531         0.0322(d)      --         0.1853     (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------



                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------
                                          IN EXCESS
                   FROM NET                 OF NET
                   REALIZED                REALIZED
                   GAIN ON                 GAIN ON
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                   FUTURES    INVESTMENT   FUTURES      IN         TO
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                 ------------ ---------- ------------ ------- -------------
                                 ADJUSTABLE RATE GOVERNMENT FUND
----------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........     --            --        --         --      $(0.5908)
1997-
Administration
Shares..........     --            --        --         --       (0.5662)
1997-Service
Shares(m).......     --            --        --         --       (0.3298)
1997-Class A
Shares..........     --            --        --         --       (0.5662)
1996-
Institutional
Shares..........     --        (0.0206)      --         --       (0.5931)
1996-
Administration
Shares..........     --        (0.0198)      --         --       (0.5687)
1996-Class A
Shares..........     --        (0.0198)      --         --       (0.5687)
1995-
Institutional
Shares..........     --        (0.0287)      --         --       (0.6046)
1995-
Administration
Shares..........     --        (0.0275)      --         --       (0.5803)
1995-Class A
Shares(c).......     --        (0.0134)      --         --       (0.2831)
1994-
Institutional
Shares..........     --            --        --         --       (0.4486)
1994-
Administration
Shares..........     --            --        --         --       (0.4239)
1993-
Institutional
Shares..........     --        (0.0024)      --         --       (0.4421)
1993-
Administration
Shares(e).......     --        (0.0027)      --         --       (0.2173)
1992-
Institutional
Shares..........     --            --        --         --       (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........     --            --        --         --       (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          RATIOS ASSUMING NO
                                                                                          VOLUNTARY WAIVER OF
                                                                                            FEES OR EXPENSE
                                                                                              LIMITATIONS
                                                                                          --------------------

                                               RATIO OF
                     NET      NET                NET      RATIO OF                        RATIO OF   RATIO OF
                   INCREASE  ASSET             EXPENSES     NET                    NET    EXPENSES     NET
                  (DECREASE) VALUE                TO     INVESTMENT             ASSETS AT    TO     INVESTMENT
                    IN NET   AT END            AVERAGE   INCOME TO  PORTFOLIO    END OF   AVERAGE   INCOME TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER     PERIOD     NET      AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)    (IN 000S)  ASSETS   NET ASSETS
                  ---------- ------ ---------- --------- ---------- ----------- --------- --------- ----------
--------------------------------------------------------------------------------------------------------------
FOR THE YEARS END
-------------
1997-
Institutional
Shares..........   $ 0.0500  $ 9.88   6.70%      0.49%      5.99%     46.58%    $ 463,511   0.52%      5.96%
1997-
Administration
Shares..........     0.0500    9.88   6.43       0.74       5.73      46.58         2,793   0.77       5.70
1997-Service
Shares(m).......     0.0400    9.88   3.81(f)    1.05(b)    5.64(b)   46.58(f)        346   1.08(b)    5.61(b)
1997-Class A
Shares..........     0.0500    9.88   6.43       0.74       5.60      46.58        43,393   1.02       5.32
1996-
Institutional
Shares..........     0.0600    9.83   6.86       0.45       5.85      52.36       613,149   0.51       5.79
1996-
Administration
Shares..........     0.0600    9.83   6.60       0.70       5.59      52.36         3,792   0.76       5.53
1996-Class A
Shares..........     0.0600    9.83   6.60       0.70       5.59      52.36        10,728   1.01       5.28
1995-
Institutional
Shares..........     0.0301    9.77   6.75       0.46       5.77      24.12       657,358   0.53       5.70
1995-
Administration
Shares..........     0.0300    9.77   6.48       0.71       5.50      24.12         3,572   0.78       5.43
1995-Class A
Shares(c).......    (0.0200)   9.77   2.74(f)    0.69(b)    5.87(b)   24.12(f)     15,203   1.01(b)    5.55(b)
1994-
Institutional
Shares..........    (0.2600)   9.74   1.88       0.46       4.38      37.81       942,523   0.49       4.35
1994-
Administration
Shares..........    (0.2600)   9.74   1.63       0.71       4.27      37.81         6,960   0.74       4.24
1993-
Institutional
Shares..........    (0.0400)  10.00   4.13       0.45       4.36     103.74     2,760,871   0.48       4.33
1993-
Administration
Shares(e).......    (0.0200)  10.00   2.01(f)    0.70(b)    3.81(b)  103.74(f)      5,326   0.73(b)    3.78(b)
1992-
Institutional
Shares..........     0.0100   10.04   6.12       0.42       5.61     286.40     2,145,064   0.55       5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
-------------------
1991-
Institutional
Shares..........     0.0300   10.03   2.14(f)    0.20(b)    7.31(b)  145.67(f)    239,642   1.02(b)    6.49(b)
-----------------------------------------------------------------------------------------------------------------------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           ---------------------------------------------------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-----------------
1997-
Institutional
Shares..........  $ 9.83    $0.6412(a)    $ 0.0300(a)      --        $ 0.6712   $(0.6412)
1997-
Administration
Shares..........    9.85     0.6183(a)      0.0400(a)      --          0.6583    (0.6183)
1997-Service
Shares..........    9.82     0.5904(a)      0.0401(a)      --          0.6305    (0.5904)
1997-Class A
Shares(o).......    9.78     0.3121(a)      0.0883(a)      --          0.4004    (0.3004)
1997-Class B
Shares(o).......    9.75     0.2787(a)      0.1011(a)      --          0.3798    (0.2698)
1997-Class C
Shares(p).......    9.83     0.1185(a)      0.0225(a)      --          0.1410    (0.1110)
1996-
Institutional
Shares..........    9.82     0.6290(a)      0.0136(a)      --          0.6426    (0.6326)
1996-
Administration
Shares(h).......    9.86     0.3837(a)      0.0003(a)      --          0.3840    (0.3940)
1996-Service
Shares(i).......    9.72     0.3134(a)      0.1018(a)      --          0.4152    (0.3152)
1995-
Institutional
Shares..........    9.64     0.6652(a)      0.1666(a)      --          0.8318    (0.6518)
1995-
Administration
Shares..........    9.64     0.2384(a)     (0.0433)(a)     --          0.1951    (0.2051)
1994-
Institutional
Shares..........   10.14     0.5628(a)     (0.4592)(a)     --          0.1036    (0.5598)
1994-
Administration
Shares..........   10.14     0.5329(a)     (0.4539)(d)     --          0.0790    (0.5352)
1993-
Institutional
Shares..........   10.16     0.5627        (0.0135)(d)     --          0.5492    (0.5627)
1993-
Administration
Shares(e).......   10.23     0.2725        (0.0900)(d)     --          0.1825    (0.2725)
1992-
Institutional
Shares..........   10.22     0.6703        (0.0600)(d)     --          0.6103    (0.6703)
1991-
Institutional
Shares..........   10.00     0.8020         0.2200(d)      --          1.0220    (0.8020)
1990-
Institutional
Shares..........   10.07     0.8300        (0.0700)(d)     --          0.7600    (0.8300)
1989-
Institutional
Shares..........   10.10     0.8800            --          --          0.8800    (0.8800)
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------
1988-
Institutional
Shares..........   10.00     0.1800         0.1000(d)      --          0.2800    (0.1800)
------------------------------------------------------------------------------------------------------------------------------------




                          DISTRIBUTIONS TO SHAREHOLDERS
                                          IN EXCESS
                   FROM NET                 OF NET                                                           RATIO OF
                   REALIZED                REALIZED                             NET      NET                   NET      RATIO OF
                   GAIN ON                 GAIN ON                            INCREASE  ASSET                EXPENSES     NET
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM        TOTAL     (DECREASE) VALUE                   TO     INVESTMENT
                  OPTION AND    OF NET    OPTION AND   PAID    DISTRIBUTIONS   IN NET   AT END               AVERAGE   INCOME TO
                   FUTURES    INVESTMENT   FUTURES      IN          TO         ASSET      OF        TOTAL      NET      AVERAGE
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS    VALUE    PERIOD    RETURN(K)   ASSETS   NET ASSETS
                 ------------ ---------- ------------ -------- ------------- ---------- --------- ---------- --------- ----------
                                  SHORT DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-----------------
1997-
Institutional
Shares..........       --          --        --           --     $(0.6412)    $ 0.0300  $ 9.86       7.07%     0.45%      6.43%
1997-
Administration
Shares..........       --          --        --           --      (0.6183)      0.0400    9.89       6.91      0.70       6.19
1997-Service
Shares..........       --          --        --           --      (0.5904)      0.0401    9.86       6.63      0.95       5.92
1997-Class A
Shares(o).......       --          --        --           --      (0.3004)      0.1000    9.88       4.14(f)   0.70(b)    6.05(b)
1997-Class B
Shares(o).......       --          --        --           --      (0.2698)      0.1100    9.86       3.94(f)   1.30(b)    5.52(b)
1997-Class C
Shares(p).......       --          --        --           --      (0.1110)      0.0300    9.86       1.44(f)   1.45(b)    5.52(b)
1996-
Institutional
Shares..........       --          --        --           --      (0.6326)      0.0100    9.83       6.75      0.45       6.44
1996-
Administration
Shares(h).......       --          --        --           --      (0.3940)     (0.0100)   9.85       4.00(f)   0.70(b)    5.97(b)
1996-Service
Shares(i).......       --          --        --           --      (0.3152)      0.1000    9.82       4.35(f)   0.95(b)    6.05(b)
1995-
Institutional
Shares..........       --          --        --           --      (0.6518)      0.1800    9.82       8.97      0.45       6.87
1995-
Administration
Shares..........       --          --        --           --      (0.2051)     (0.0100)   9.63(h)    2.10      0.70(b)    7.91(b)
1994-
Institutional
Shares..........   (0.0438)        --        --           --      (0.6036)     (0.5000)   9.64       0.99      0.45       5.69
1994-
Administration
Shares..........   (0.0438)        --        --           --      (0.5790)     (0.5000)   9.64       0.73      0.70       5.38
1993-
Institutional
Shares..........       --      (0.0065)      --           --      (0.5692)     (0.0200)  10.14       5.55      0.45       5.46
1993-
Administration
Shares(e).......       --          --        --           --      (0.2725)     (0.0900)  10.14       1.74(f)   0.70(b)    4.84(b)
1992-
Institutional
Shares..........       --          --        --           --      (0.6703)     (0.0600)  10.16       6.24      0.45       6.60
1991-
Institutional
Shares..........       --          --        --           --      (0.8020)      0.2200   10.22      10.93      0.45       8.25
1990-
Institutional
Shares..........       --          --        --           --      (0.8300)     (0.0700)  10.00       8.23      0.45       8.62
1989-
Institutional
Shares..........       --          --        --       (0.0300)    (0.9100)     (0.0300)  10.07       9.08      0.46       8.71
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------
1988-
Institutional
Shares..........       --          --        --           --      (0.1800)      0.1000   10.10       3.30(f)   0.55(b)    8.55(b)
---------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS ASSUMING NO
                                     VOLUNTARY WAIVER OF
                                       FEES OR EXPENSE
                                         LIMITATIONS
                                     --------------------

                              NET
                             ASSETS  RATIO OF   RATIO OF
                             AT END  EXPENSES     NET
                               OF       TO     INVESTMENT
                PORTFOLIO    PERIOD  AVERAGE   INCOME TO
                TURNOVER      (IN      NET      AVERAGE
                 RATE(D)     000S)    ASSETS   NET ASSETS
                ----------- -------- --------- ----------

------------------
FOR THE YEARS ENDED OCTOBER 31,
----------------
1997-
Institutional
Shares.......... 102.58%    $103,729   0.82%      6.06%
1997-
Administration
Shares.......... 102.58        1,060   1.07       5.82
1997-Service
Shares.......... 102.58        3,337   1.32       5.55
1997-Class A
Shares(o)....... 102.58(f)     9,491   1.32(b)    5.43(b)
1997-Class B
Shares(o)....... 102.58(f)       747   1.82(b)    5.00(b)
1997-Class C
Shares(p)....... 102.58(f)       190   1.82(b)    5.15(b)
1996-
Institutional
Shares.......... 115.45       99,944   0.71       6.18
1996-
Administration
Shares(h)....... 115.45          252   0.96(b)    5.71(b)
1996-Service
Shares(i)....... 115.45        1,822   1.21(b)    5.79(b)
1995-
Institutional
Shares.......... 292.56      103,760   0.72       6.60
1995-
Administration
Shares.......... 292.56          --    0.90(b)    7.71(b)
1994-
Institutional
Shares.......... 289.79      193,095   0.59       5.55
1994-
Administration
Shares.......... 289.79          730   0.84       5.24
1993-
Institutional
Shares.......... 411.66      359,708   0.64       5.31
1993-
Administration
Shares(e)....... 411.66       16,490   0.80(b)    4.74(b)
1992-
Institutional
Shares.......... 216.07      277,927   0.69       6.36
1991-
Institutional
Shares.......... 155.44      158,848   0.79       7.91
1990-
Institutional
Shares.......... 173.21       68,995   0.95       8.12
1989-
Institutional
Shares.......... 137.37       31,015   1.39       7.78
FOR THE PERIOD A
----------------
1988-
Institutional
Shares.......... 167.00(f)    39,052   1.42(b)    7.68(b)
------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                           --------------------------------------------------- ---------
                                        NET REALIZED       NET
                                            AND          REALIZED
                                         UNREALIZED        AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET        OPTION AND      CURRENCY      FROM     FROM NET
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS   INCOME
                 --------- ----------   ------------   ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1997-
Institutional
Shares..........  $ 9.96    $0.4181(a)    $ 0.1091(a)      --        $ 0.5272   $(0.4172)
1997-
Administration
Shares..........    9.96     0.3924(a)      0.1100(a)      --          0.5024    (0.3924)
1997-Service
Shares..........    9.97     0.3675(a)      0.1000(a)      --          0.4675    (0.3675)
1997-Class A
Shares(o).......    9.94     0.1950(a)      0.1400(a)      --          0.3350    (0.1950)
1997-Class B
Shares(o).......    9.94     0.1663(a)      0.1368(a)      --          0.3031    (0.1631)
1997-Class C
Shares(p).......   10.04     0.0670(a)      0.0300(a)      --          0.0970    (0.0670)
1996-
Institutional
Shares..........    9.94     0.4192(a)      0.0200(a)      --          0.4392    (0.4192)
1996-
Administration
Shares..........    9.94     0.3944(a)      0.0200(a)      --          0.4144    (0.3944)
1996-Service
Shares..........    9.95     0.3697(a)      0.0200(a)      --          0.3897    (0.3697)
1995-
Institutional
Shares..........    9.79     0.4235(a)      0.1500(a)      --          0.5735    (0.4235)
1995-
Administration
Shares..........    9.79     0.3989(a)      0.1500(a)      --          0.5489    (0.3989)
1995-Service
Shares..........    9.79     0.3744(a)      0.1600(a)      --          0.5344    (0.3744)
1994-
Institutional
Shares..........   10.23     0.3787(a)     (0.3575)(a)     --          0.0212    (0.3787)
1994-
Administration
Shares..........   10.23     0.3537(a)     (0.3575)(a)     --         (0.0038)   (0.3537)
1994-Service
Shares(j).......    9.86     0.0475(a)     (0.0700)(a)     --         (0.0225)   (0.0475)
1993-
Institutional
Shares..........    9.93     0.3834         0.3000(d)      --          0.6834    (0.3834)
1993-
Administration
Shares(j).......   10.16     0.1555         0.0720(d)      --          0.2275    (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........   10.00     0.0341        (0.0700)(d)     --         (0.0359)   (0.0341)
------------------------------------------------------------------------------------------------------------------------------------



                          DISTRIBUTIONS TO SHAREHOLDERS
                 ----------------------------------------------------------
                                          IN EXCESS
                   FROM NET                 OF NET
                   REALIZED                REALIZED
                   GAIN ON                 GAIN ON
                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                   FUTURES    INVESTMENT   FUTURES      IN         TO
                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                 ------------ ---------- ------------ ------- -------------
                                   SHORT DURATION TAX-FREE FUND
---------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1997-
Institutional
Shares..........       --        --          --         --      $(0.4172)
1997-
Administration
Shares..........       --        --          --         --       (0.3924)
1997-Service
Shares..........       --        --          --         --       (0.3675)
1997-Class A
Shares(o).......       --        --          --         --       (0.1950)
1997-Class B
Shares(o).......       --        --          --         --       (0.1631)
1997-Class C
Shares(p).......       --        --          --         --       (0.0670)
1996-
Institutional
Shares..........       --        --          --         --       (0.4192)
1996-
Administration
Shares..........       --        --          --         --       (0.3944)
1996-Service
Shares..........       --        --          --         --       (0.3697)
1995-
Institutional
Shares..........       --        --          --         --       (0.4235)
1995-
Administration
Shares..........       --        --          --         --       (0.3989)
1995-Service
Shares..........       --        --          --         --       (0.3744)
1994-
Institutional
Shares..........   (0.0825)      --          --         --       (0.4612)
1994-
Administration
Shares..........   (0.0825)      --          --         --       (0.4362)
1994-Service
Shares(j).......       --        --          --         --       (0.0475)
1993-
Institutional
Shares..........       --        --          --         --       (0.3834)
1993-
Administration
Shares(j).......       --        --          --         --       (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........       --        --          --         --       (0.0341)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER OF
                                                                                           FEES OR EXPENSE
                                                                                             LIMITATIONS
                                                                                         --------------------

                                               RATIO OF                           NET
                    NET      NET                 NET      RATIO OF               ASSETS  RATIO OF   RATIO OF
                  INCREASE  ASSET              EXPENSES     NET                  AT END  EXPENSES     NET
                 (DECREASE) VALUE                 TO     INVESTMENT                OF       TO     INVESTMENT
                   IN NET   AT END             AVERAGE   INCOME TO  PORTFOLIO    PERIOD  AVERAGE   INCOME TO
                   ASSET      OF     TOTAL       NET      AVERAGE   TURNOVER      (IN      NET      AVERAGE
                   VALUE    PERIOD RETURN(K)    ASSETS   NET ASSETS  RATE(D)     000S)    ASSETS   NET ASSETS
                 ---------- ------ ----------- --------- ---------- ----------- -------- --------- ----------
-------------------------------------------------------------------------------------------------------------
FOR THE YEARS END
1997-
Institutional
Shares..........  $ 0.1100  $10.07    5.40%      0.45%      4.18%    194.75%    $ 28,821   1.23%      3.40%
1997-
Administration
Shares..........    0.1100   10.07    5.14       0.70       3.91     194.75           77   1.48       3.13
1997-Service
Shares..........    0.1000   10.07    4.77       0.95       3.66     194.75        2,051   1.73       2.88
1997-Class A
Shares(o).......    0.1400   10.08    3.39(f)    0.70(b)    3.81(b)  194.75(f)     4,023   1.73(b)    2.78(b)
1997-Class B
Shares(o).......    0.1400   10.08    3.07(f)    1.30(b)    3.31(b)  194.75(f)       106   2.23(b)    2.38(b)
1997-Class C
Shares(p).......    0.0300   10.07    0.97(f)    1.45(b)    2.60(b)  194.75(f)         2   2.23(b)    1.82(b)
1996-
Institutional
Shares..........    0.0300    9.96    4.50       0.45       4.21     231.65       34,814   1.01       3.65
1996-
Administration
Shares..........    0.0300    9.96    4.24       0.70       3.96     231.65           48   1.26       3.40
1996-Service
Shares..........    0.0200    9.97    3.98       0.95       3.74     231.65          695   1.51       3.18
1995-
Institutional
Shares..........    0.1500    9.94    5.98       0.45       4.31     259.52       58,389   0.77       3.99
1995-
Administration
Shares..........    0.1500    9.94    5.76       0.70       4.14     259.52           46   1.02       3.82
1995-Service
Shares..........    0.1600    9.95    5.59       0.95       3.87     259.52          454   1.27       3.55
1994-
Institutional
Shares..........   (0.4400)   9.79    0.17       0.45       3.74     354.00       83,704   0.61       3.58
1994-
Administration
Shares..........   (0.4400)   9.79   (0.11)      0.70       3.51     354.00        3,866   0.86       3.35
1994-Service
Shares(j).......   (0.0700)   9.79   (0.32)(f)   0.95(b)    4.30(b)  354.00          440   1.11(b)    4.14(b)
1993-
Institutional
Shares..........    0.3000   10.23    7.03       0.41       3.70     404.60      115,803   1.06       3.05
1993-
Administration
Shares(j).......    0.0720   10.23    2.28(f)    0.70(b)    3.32(b)  404.60          911   1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........   (0.0700)   9.93   (0.34)(f)   0.05(b)    4.58(b)   31.19(f)    14,601   2.68(b)    1.95(b)
------------------------------------------------------------------------------------------------------------------------------------

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                       DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- -------------------------------------------------------
                                      NET REALIZED     NET
                                          AND        REALIZED                                                  IN EXCESS
                                       UNREALIZED      AND                              FROM NET                 OF NET
                                      GAIN (LOSS)   UNREALIZED    TOTAL                 REALIZED                REALIZED
                                           ON      GAIN (LOSS)    INCOME                GAIN ON                 GAIN ON
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,   FROM
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET   OPTION AND    OF NET    OPTION AND   PAID
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL
                 --------- ---------- ------------ ------------ ---------- ---------- ------------ ---------- ------------ -------
                                                                                                  GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares            $14.36     $0.91       $0.29          --        $1.20      $(0.90)     $(0.07)        --          --        --
1997-Class B
Shares             14.37      0.80        0.30          --         1.10       (0.79)      (0.07)        --          --        --
1997-Class C
Shares(p)          14.38      0.17        0.22          --         0.39       (0.17)         --         --          --        --
1997-
Institutional
Shares(p)          14.37      0.20        0.22          --         0.42       (0.20)         --         --          --        --
1997-Service
Shares(p)          14.37      0.20        0.21          --         0.41       (0.19)         --         --          --        --
1996-Class A
shares             14.47      0.92       (0.11)         --         0.81       (0.92)         --         --          --        --
1996-Class B
shares(q)          14.11      0.41        0.26          --         0.67       (0.41)         --         --          --        --
1995-Class A
shares             13.47      0.94        1.00          --         1.94       (0.94)         --         --          --        --
1994-Class A
shares             14.90      0.85       (1.28)         --        (0.43)      (0.85)      (0.12)     (0.02)      (0.01)       --
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A
shares             14.32      0.56        0.58          --         1.14       (0.56)         --         --          --        --
                                                                                                   MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares            $14.37     $0.67       $0.62         --         $1.29      $(0.67)        --         --          --        --
1997-Class B
Shares             14.37      0.56        0.63         --          1.19       (0.56)        --         --          --        --
1997-Class C
Shares(p)          14.85      0.12        0.14         --          0.26       (0.12)        --         --          --        --
1997-
Institutional
Shares(p)          14.84      0.15        0.16         --          0.31       (0.15)        --         --          --        --
1997-Service
Shares(p)          14.84      0.14        0.15         --          0.29       (0.14)        --         --          --        --
1996-Class A
shares             14.17      0.65        0.20         --          0.85       (0.65)        --         --          --        --
1996-Class B
shares(q)          14.03      0.27        0.34         --          0.61       (0.27)        --         --          --        --
1995-Class A
shares             13.08      0.67        1.09         --          1.76       (0.67)        --         --          --        --
1994-Class A
shares             14.64      0.73       (1.51)        --         (0.78)      (0.73)      (0.05)       --          --        --
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
------------------------------------
1993-Class A
shares             14.32      0.22        0.32         --          0.54       (0.22)        --         --          --        --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     RATIOS ASSUMING NO
                                                                                                     VOLUNTARY WAIVER OF
                                                                                                       FEES OR EXPENSE
                                                                                                         LIMITATIONS
                                                                                                     --------------------
                                                            RATIO OF   RATIO OF                NET              RATIO OF
                                  NET      NET                NET        NET                 ASSETS  RATIO OF     NET
                                INCREASE  ASSET             EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                     TOTAL     (DECREASE) VALUE                TO       INCOME                 OF       TO       INCOME
                 DISTRIBUTIONS   IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                      TO         ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                 SHAREHOLDERS    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                 ------------- ---------- ------ ---------- --------- ---------- ----------- ------- --------- ----------
                                                                                                  GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares              $(0.97)      $0.23    $14.59    8.72%     0.50%      6.38%    395.75%    $68,859   1.82%      5.06%
1997-Class B
Shares               (0.86)       0.24     14.61    7.96      1.25       5.59     395.75       8,041   2.32       4.52
1997-Class C
Shares(p)            (0.17)       0.22     14.60    2.72(f)   1.25(b)    5.45(b)  395.75(f)    1,196   2.32(b)    4.38(b)
1997-
Institutional
Shares(p)            (0.20)       0.22     14.59    2.94(f)   0.25(b)    7.03(b)  395.75(f)    1,894   1.32(b)    5.96(b)
1997-Service
Shares(p)            (0.19)       0.22     14.59    2.85(f)   0.75(b)    6.49(b)  395.75(f)        2   1.82(b)    5.42(b)
1996-Class A
shares               (0.92)      (0.11)    14.36    5.80      0.75       6.42     485.09      30,603   1.89       5.03
1996-Class B
shares(q)            (0.41)       0.26     14.37    4.85(f)   1.25(b)    5.65(b)  485.09         234   2.39(b)    4.51(b)
1995-Class A
shares               (0.94)       1.00     14.47   14.90      0.47       6.67     449.53      29,503   2.34       4.80
1994-Class A
shares               (1.00)      (1.43)    13.47   (2.98)     0.11       6.06     654.90      14,452   2.86       3.31
FOR THE PERIOD FEBRUARY 10, 1993(G) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A
shares               (0.56)       0.58     14.90    8.03(f)   0.00(b)    4.87(e)  725.41(f)   12,860   4.00(b)
                                                                                                   MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------
1997-Class A
Shares              $(0.67)      $0.62    $14.99    9.23%     0.85%      4.60%    153.12%    $64,553   1.62%      3.83%
1997-Class B
Shares               (0.56)       0.63     15.00    8.48      1.60       3.74     153.12       1,750   2.12       3.22
1997-Class C
Shares(p)            (0.12)       0.14     14.99    1.75(f)   1.60(b)    3.24(b)  153.12(f)      130   2.12(b)    2.72(b)
1997-
Institutional
Shares(p)            (0.15)       0.16     15.00    2.10(f)   0.60(b)    4.41(b)  153.12(f)      351   1.12(b)    3.89(b)
1997-Service
Shares(p)            (0.14)       0.15     14.99    1.93(f)   1.10(b)    4.24(b)  153.12(f)        2   1.62(b)    3.72(b)
1996-Class A
shares               (0.65)       0.20     14.37    6.13      0.85       4.58     344.13      52,267   1.55       3.88
1996-Class B
shares(q)            (0.27)       0.34     14.37    4.40(f)   1.60(b)    3.55(b)  344.13(f)      255   2.05(b)    3.10(b)
1995-Class A
shares               (0.67)       1.09     14.17   13.79      0.76       4.93     335.55      53,797   1.49       4.20
1994-Class A
shares               (0.78)      (1.56)    13.08   (5.51)     0.45       5.28     357.54      47,373   1.55       4.18
FOR THE PERIOD JULY 20, 1993(G) THROUGH OCTOBER 31,
------------------------------------
1993-Class A
shares               (0.22)       0.32     14.64    3.73(f)   0.00(b)    5.15(b)   99.99(f)   30,166   2.42(b)    2.73(b)
----------------------------------------------------------------------------------------------------------------------------------

                                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)
                                           -----------------------------------------------
                                                      NET REALIZED     NET
                                                          AND        REALIZED
                                                       UNREALIZED      AND
                                                      GAIN (LOSS)   UNREALIZED    TOTAL
                                                           ON      GAIN (LOSS)    INCOME
                                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)
                                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET
                                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT
                                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME
                                 --------- ---------- ------------ ------------ ---------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                            $ 9.85    $0.6431     $0.2282      $(0.0005)   $ 0.8708   $(0.6408)
1997-
Administration
Shares                              9.84     0.6182      0.2380       (0.0005)     0.8557    (0.6157)
1997-Service
Shares                              9.86     0.5937      0.2287       (0.0005)     0.8219    (0.5919)
1997-Class A
Shares(o)                           9.70     0.3059      0.3596       (0.0008)     0.6647    (0.3048)
1997-Class B
Shares(o)                           9.72     0.2686      0.3695       (0.0008)     0.6373    (0.2673)
1997-Class C
Shares(p)                           9.93     0.1118      0.1591       (0.0003)     0.2706    (0.1107)
1996-
Institutional
Shares                             10.00     0.6448     (0.0704)          --       0.5744    (0.6438)
1996-
Administrative
Shares(/1/)                         9.91     0.4083     (0.0703)          --       0.3380    (0.4080)
1996-Service
Shares(l)                           9.77     0.3756      0.0898           --       0.4654    (0.3754)
1995-
Institutional
Shares                              9.24     0.6423      0.7610           --       1.4033    (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                             10.00     0.4648     (0.7617)          --      (0.2969)   (0.4648)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                            $14.53    $  0.59     $  0.50      $   0.27    $   1.36   $  (0.79)
1997-Class B
shares                             14.53       0.72        0.36          0.20        1.28      (0.73)
1997-Class C
shares(p)                          14.80       0.16        0.19          0.10        0.45      (0.19)
1997-
Institutional
Shares                             14.52       0.88        0.37          0.19        1.44      (0.87)
1997-Service
Shares(s)                          14.69       0.53        0.25          0.14        0.92      (0.52)
1996-Class A
shares                             14.45       0.71        0.62          0.18        1.51      (1.43)
1996-Class B
shares(q)                          14.03       0.34        0.41          0.11        0.86      (0.36)
1996-
Institutional
shares                             14.45       1.15        0.32          0.10        1.57      (1.50)
1995-Class A
shares                             13.43       0.89        0.92          0.15        1.96      (0.94)
1995-
Institutional
shares(r)                          14.09       0.22        0.34          0.06        0.62      (0.26)
1994-Class A
shares                             15.07       0.84       (1.37)        (0.12)      (0.65)     (0.22)
1993-Class A
shares                             14.69       0.85        1.07         (0.42)       1.50      (0.85)
1992-Class A
shares                             14.60       1.14        0.45         (0.36)       1.23      (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                             14.55       0.25        0.23         (0.19)       0.29      (0.24)
                                          DISTRIBUTIONS TO SHAREHOLDERS
                                 ----------------------------------------------------------
                                                          IN EXCESS
                                   FROM NET                 OF NET
                                   REALIZED                REALIZED
                                   GAIN ON                 GAIN ON
                                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                                  OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                                   FUTURES    INVESTMENT   FUTURES      IN         TO
                                 TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                                 ------------ ---------- ------------ ------- -------------
                                                        CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                                 --        --          --          --     $(0.6408)
1997-
Administration
Shares                                 --        --          --          --      (0.6157)
1997-Service
Shares                                 --        --          --          --      (0.5919)
1997-Class A
Shares(o)                              --        --          --          --      (0.3048)
1997-Class B
Shares(o)                              --        --          --          --      (0.2673)
1997-Class C
Shares(p)                              --        --          --          --      (0.1107)
1996-
Institutional
Shares                             (0.0806)      --          --          --      (0.7244)
1996-
Administrative
Shares(/1/)                            --        --          --          --      (0.4080)
1996-Service
Shares(l)                              --        --          --          --      (0.3754)
1995-
Institutional
Shares                                 --        --          --          --      (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                                 --        --          --          --      (0.4648)
                                                           GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                                  --        --          --          --    $  (0.79)
1997-Class B
shares                                  --        --          --          --       (0.73)
1997-Class C
shares(p)                               --        --          --          --       (0.19)
1997-
Institutional
Shares                                  --        --          --          --       (0.87)
1997-Service
Shares(s)                               --        --          --          --       (0.52)
1996-Class A
shares                                  --        --          --          --       (1.43)
1996-Class B
shares(q)                               --        --          --          --       (0.36)
1996-
Institutional
shares                                  --        --          --          --       (1.50)
1995-Class A
shares                                  --        --          --          --       (0.94)
1995-
Institutional
shares(r)                               --        --          --          --       (0.26)
1994-Class A
shares                               (0.16)       --          --       (0.61)      (0.99)
1993-Class A
shares                               (0.27)       --          --          --       (1.12)
1992-Class A
shares                                  --        --          --          --       (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                                  --        --          --          --       (0.24)
                                                                                                            RATIOS ASSUMING NO
                                                                                                            VOLUNTARY WAIVER OF
                                                                                                              FEES OR EXPENSE
                                                                                                                LIMITATIONS
                                                                                                            --------------------

                                                              RATIO OF     RATIO OF                  NET               RATIO OF
                                    NET      NET                NET          NET                    ASSETS  RATIO OF     NET
                                  INCREASE  ASSET             EXPENSES    INVESTMENT                AT END  EXPENSES  INVESTMENT
                                 (DECREASE) VALUE                TO         INCOME                    OF       TO       INCOME
                                   IN NET   AT END            AVERAGE     (LOSS) TO    PORTFOLIO    PERIOD  AVERAGE   (LOSS) TO
                                   ASSET      OF     TOTAL      NET        AVERAGE     TURNOVER      (IN      NET      AVERAGE
                                   VALUE    PERIOD RETURN(K)   ASSETS     NET ASSETS    RATE(D)     000S)    ASSETS   NET ASSETS
                                 ---------- ------ ---------- ----------- ------------ ----------- -------- --------- ----------
--------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares                            $ 0.2300  $10.08    9.19%      0.45%        6.53%     361.27%     $79,230   0.83%      6.15%
1997-
Administration
Shares                              0.2300   10.07    8.92       0.70         6.27      361.27        6,176   1.08       5.89
1997-Service
Shares                              0.2300   10.09    8.65       0.95         6.00      361.27        1,868   1.33       5.62
1997-Class A
Shares(o)                           0.3599   10.06    6.94(f)    0.70(b)      6.13(b)   361.27(f)     9,336   1.33(b)    5.50(b)
1997-Class B
Shares(o)                           0.3700   10.09    6.63(f)    1.45(b)      5.28(b)   361.27(f)       621   1.83(b)    4.90(b)
1997-Class C
Shares(p)                           0.1599   10.09    2.74(f)    1.45(b)      4.84(b)   361.27(f)       272   1.83(b)    4.46(b)
1996-
Institutional
Shares                             (0.1500)   9.85    5.98       0.45         6.51      414.20       72,061   0.83       6.13
1996-
Administrative
Shares(/1/)                        (0.0700)   9.84    3.56(f)    0.70(b)      6.41(b)   414.20          702   1.08(b)    6.03(b)
1996-Service
Shares(l)                           0.0900    9.86    4.90(f)    0.95(b)      6.37(b)   414.20          381   1.33(b)    5.99(b)
1995-
Institutional
Shares                              0.7600   10.00   15.72       0.45         6.56      382.26       55,502   0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1994-
Institutional
Shares                             (0.7617)   9.24   (3.00)   0.45(b)      6.48(b)      285.25       24,508   1.46(b)    5.47(b)

-------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-Class A
shares                            $   0.57  $15.10    9.66%      1.17%        5.19%     383.72%    $167,096   1.60%      4.76%
1997-Class B
shares                                0.55   15.08    9.04       1.71         4.76      383.72        3,465   2.10       4.37
1997-Class C
shares(p)                             0.26   15.06    3.03(f)    1.71(b)      4.98(b)   383.72(f)       496   2.10(b)    4.59(b)
1997-
Institutional
Shares                                0.57   15.09   10.26       0.65         5.72      383.72       60,929   1.04       5.33
1997-Service
Shares(s)                             0.40   15.09    6.42(f)    1.15(b)      5.33(b)   383.72(f)       151   1.54(b)    4.94(b)
1996-Class A
shares                                0.08   14.53   11.05       1.16         5.81      232.15      198,665   1.64       5.33
1996-Class B
shares(q)                             0.50   14.53    6.24(f)    1.70(b)      5.16(b)   232.15(f)       256   2.14(b)    4.72(b)
1996-
Institutional
shares                                0.07   14.52   11.55       0.65         6.35      232.15       54,254   1.11       5.89
1995-Class A
shares                                1.02   14.45   15.08       1.29         6.23      265.86      245,835   1.58       5.94
1995-
Institutional
shares(r)                             0.36   14.45    4.42(f)    0.65(b)      6.01(b)   265.86(f)    31,619   1.08(b)    5.58(b)
1994-Class A
shares                               (1.64)  13.43   (4.49)      1.28         5.73      343.74      396,584   1.53       5.48
1993-Class A
shares                                0.38   15.07   10.75       1.30         5.78      313.88      675,662   1.55       5.53
1992-Class A
shares                                0.09   14.69    8.77       1.37         7.85      270.75      588,893   1.62       7.60
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares                                0.05   14.60    2.00(f)    0.38(f)      1.72(f)    34.22(f)   388,744   0.44(f)    1.66(f)

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS(N)                       DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------------- -------------------------------------------------------
                                      NET REALIZED     NET
                                          AND        REALIZED                                                  IN EXCESS
                                       UNREALIZED      AND                              FROM NET                 OF NET
                                      GAIN (LOSS)   UNREALIZED    TOTAL                 REALIZED                REALIZED
                                           ON      GAIN (LOSS)    INCOME                GAIN ON                 GAIN ON
                 NET ASSET            INVESTMENT,   ON FOREIGN    (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,   FROM
                 VALUE AT     NET      OPTION AND    CURRENCY      FROM     FROM NET   OPTION AND    OF NET    OPTION AND   PAID
                 BEGINNING INVESTMENT   FUTURES      RELATED    INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN
                 OF PERIOD   INCOME   TRANSACTIONS TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL
                 --------- ---------- ------------ ------------ ---------- ---------- ------------ ---------- ------------ -------
                                                                                                    HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares            $10.00     $0.17       $(0.03)       0.01       $0.15      $(0.17)      --         $(0.01)      --         --
1997-Class B
Shares             10.00      0.15        (0.03)       0.01        0.13       (0.15)      --          (0.01)      --         --
1997-Class C
Shares(p)           9.97      0.14          --         0.01        0.12       (0.14)      --          (0.01)      --         --
1997-
Institutional
Shares             10.00      0.18        (0.03)       0.01        0.16       (0.18)      --          (0.01)      --         --
1997-Service
Shares             10.00      0.17        (0.03)       0.01        0.15       (0.17)      --          (0.01)      --         --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         RATIOS ASSUMING NO
                                                                                                         VOLUNTARY WAIVER OF
                                                                                                           FEES OR EXPENSE
                                                                                                             LIMITATIONS
                                                                                                         ----------------------
                                                             RATIO OF    RATIO OF                 NET                RATIO OF
                                  NET      NET                 NET         NET                   ASSETS  RATIO OF      NET
                                INCREASE  ASSET              EXPENSES   INVESTMENT               AT END  EXPENSES   INVESTMENT
                     TOTAL     (DECREASE) VALUE                 TO        INCOME                   OF       TO        INCOME
                 DISTRIBUTIONS   IN NET   AT END             AVERAGE    (LOSS) TO   PORTFOLIO    PERIOD  AVERAGE    (LOSS) TO
                      TO         ASSET      OF     TOTAL       NET       AVERAGE    TURNOVER      (IN      NET       AVERAGE
                 SHAREHOLDERS    VALUE    PERIOD RETURN(K)    ASSETS    NET ASSETS   RATE(D)     000S)    ASSETS    NET ASSETS
                 ------------- ---------- ------ ----------- ---------- ----------- ----------- -------- ---------- -----------
----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(G) THROUGH OCTOBER 31,
----------------------------------------------------
1997-Class A
Shares              $(0.18)      $(0.03)  $9.97    1.50%(f)    0.95%(b)    7.06%(b)   44.80%(f) $325,911   1.57%(b)    6.44%(b)
1997-Class B
Shares               (0.16)       (0.03)   9.97    1.31(f)     1.70(b)     6.28(e)    44.80(f)    10.308   2.07(b)     5.91(b)
1997-Class C
Shares(p)            (0.15)       (0.03)   9.97    1.46(f)     1.70(b)     6.17(b)    44.80(f)     1,791   2.07(b)     5.80(b)
1997-
Institutional
Shares               (0.19)       (0.03)   9.97    1.58(f)     0.70(b)     7.16(b)    44.80(f)         2   1.07(b)     6.79(b)
1997-Service
Shares               (0.18)       (0.03)   9.97    1.46(f)     1.20(b)     6.69(b)    44.80(f)         2   1.57(b)     6.32(b)
----------------------------------------------------------------------------------------------------------------------------------

(a) Calculated based on the average shares outstanding methodology.

(b) Annualized.

(c) Class A share activity commenced on May 15, 1995.

(d) Includes the effect of mortgage dollar roll transactions.

(e) Administration share activity commenced on April 15, 1993.

(f) Not annualized.

(g) Commencement of operations.

(h) Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.

(i) Service share activity commenced on April 10, 1996.

(j) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.

(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996, respectively.

(m) Service share activity commenced on March 27, 1997.

(n) Includes the balancing effect of calculating per share amounts.

(o) Class A and Class B share activity commenced on May 1, 1997.

(p) Commenced operations on August 15, 1997.

(q) Class B shares commenced operations on May 1, 1996.

(r) Institutional shares commenced operations on June 1, 1995.

(s) Service Class shares commenced operations on March 12, 1997.


-------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one nationally recognized statistical rating organization ("NRSRO") including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") even though it has been rated below the minimum rating by one or more other NRSROs or, if unrated, is determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of a Fund and its shareholders.

  The Investment Adviser will usually have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed two years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a nine-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including fixed rate mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the two-year U.S. Treasury security, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed three years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a two-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers three-year Municipal Bond Index, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed four years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a three-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Municipal Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 GOVERNMENT INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with safety of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the Fund's assets may be invested in non-government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities and corporate securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund's non-U.S. Government Securities will be rated, at the time of investment, AAA or Aaa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 MUNICIPAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers fifteen-year Municipal Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed twelve years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a fifteen-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 80% of its net assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its net assets in private activity bonds, the interest from certain of which (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. Under normal market conditions, the weighted average credit quality of the Fund's portfolio will be equivalent to that of securities rated AA or Aa by an NRSRO. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed-income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar, 10% of which may be invested in issuers in countries with emerging markets and economies. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa by an NRSRO. The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of Asset-Backed Securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed-income securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. The non-U.S. dollar-denominated fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least AA or Aa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques."

 GLOBAL INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed
7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a six-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund may also invest up to 10% of its total assets in issuers in countries with emerging markets and economies. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed-income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations.

  The fixed-income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper; and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. However, the Fund will invest at least 50% of its total assets in securities rated, at the time of investment, AAA or Aaa by an NRSRO. Unrated securities will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S.

issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. Not more than 25% of the Fund's total assets will be invested in securities of issuers in any other single foreign country.

 HIGH YIELD FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers High Yield Bond Index, plus or minus 2.5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in high yield, fixed-income securities rated, at the time of investment, below investment grade. Non-investment grade securities are securities rated BB, Ba or below by an NRSRO, or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest in all types of fixed-income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations, custodial receipts, municipal securities and preferred stock. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers (including securities of issuers located in countries with emerging markets and economies) which are denominated in currencies other than the U.S. dollar. Under normal market conditions, the Fund may invest up to 35% of its total assets in investment grade fixed-income securities, including U.S. Government Securities, Asset-Backed and Mortgage-Backed Securities and corporate securities. The Fund may also invest in common stocks, warrants, rights and other equity securities, but will generally hold such equity investments only when debt or preferred stock of the issuer of such equity securities is held by the Fund. A number of investment strategies are used to seek to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets.

  CREDIT QUALITY. The Fund invests primarily in high yield, fixed income securities rated below investment grade, including securities of issuers in default. Non-investment grade securities (commonly known as "junk bonds") tend to offer higher yields than higher rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. See "Description of Securities." A description of the corporate bond and preferred stock ratings is contained in Appendix B to the Additional Statement.

  For your information, set forth below is the average distribution of ratings for the portfolio securities (including commercial paper and nonconvertible bonds) held by Fund during the most recent fiscal year:

                              CREDIT QUALITY

                                                                   PERCENTAG  OF
                                                                   FUND'S ASSETS
                                                                   -------------
     AAA/Aaa......................................................       1.3%
     AA/Aa........................................................         0%
     A............................................................         0%
     BBB/Baa......................................................       0.3%
     BB/Ba........................................................      13.1%
     Below Ba.....................................................      85.3%
     Not rated....................................................         0%
      Comparable to A.............................................         0%
      Comparable to BBB/Baa.......................................         0%
      Comparable to BB/Ba or lower................................         0%
      Comparable to Below Ba......................................         0%
                                                                       -----
                                                                       100.0%
                                                                       =====


  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign securities and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps, and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed-rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed-rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to amortize fully principal by maturity, although certain fixed-rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities."

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement."

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. A Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

ASSET-BACKED SECURITIES

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in Asset-Backed Securities. The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

LOAN PARTICIPATIONS

  The High Yield Fund may invest in loan participations. Such loans must be to issuers in whose obligations the High Yield Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

  Participation interests acquired by the High Yield Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When the High Yield Fund acts as co-lender in connection with a participation interest or when the High Yield Fund acquires certain participation interests, the High Yield Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the High Yield Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the High Yield Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the High Yield Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the High Yield Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the High Yield Fund will be regarded as illiquid.

  For purposes of certain investment limitations pertaining to diversification of the High Yield Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the High Yield Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the High Yield Fund and the borrower will be deemed issuers of a loan participation.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free and Municipal Income Funds and, to a limited extent, the Core Fixed Income and High Yield Funds invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. The Core Fixed Income and High Yield Funds may also invest in taxable Municipal Securities.

  PRIVATE ACTIVITY BONDS. Municipal Securities include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free and Municipal Income Funds' distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

CORPORATE DEBT OBLIGATIONS

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  The Government Income, Core Fixed Income, Global Income and High Yield Funds may also invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred stock but junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

CONVERTIBLE SECURITIES

  The Core Fixed Income and High Yield Funds may invest in convertible securities, including debt obligations, and for High Yield Fund preferred stock, of an issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities.

PREFERRED STOCK, WARRANTS AND RIGHTS

  The High Yield Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

  Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Global Income Fund will, and the Core Fixed Income and High Yield Funds may, invest in fixed-income securities of foreign issuers denominated in any currency. However, the Core Fixed Income and High Yield Funds will limit their investments in non-U.S. dollar-denominated fixed-income securities to 25% of their total assets. Investment in foreign securities may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed-income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in fixed-income securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income, Global Income and High Yield Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets."

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN GOVERNMENT SECURITIES. The Core Fixed Income, Global Income and High Yield Funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  EMERGING MARKETS. The Core Fixed Income and Global Income Funds may invest up to 10% and the High Yield Fund may invest up to 25% of their total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of a Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make a Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets

(such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding a Fund's investments in emerging markets.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income, Global Income and High Yield Funds will usually involve currencies of foreign countries, and because the Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, a Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or to otherwise cover its position in a manner permitted by the SEC. A Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Core Fixed Income, Global Income and High Yield Funds' use of foreign currency management techniques in emerging markets may be limited. Due to the limited market for these instruments in emerging markets, the Investment Adviser does not currently anticipate that a significant portion of the Funds' currency exposure in emerging markets, if any, will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objectives and Policies" in the Additional Statement.

STRUCTURED SECURITIES

  The Core Fixed Income, Global Income and High Yield Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed-rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed-rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay more slowly. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities, inverse floating-rate securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

  TAX RISK OF MUNICIPAL SECURITIES. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect a Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  RISKS OF INVESTING IN NON-INVESTMENT GRADE FIXED-INCOME SECURITIES. Non-investment grade fixed-income securities are considered predominantly speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

  Non-investment grade fixed-income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.

  The market value of non-investment grade fixed-income securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, a Fund's ability to achieve its investment objectives may depend to a greater extent on the Investment Adviser's judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed-income securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated securities by economic downturns, specific corporate developments or the issuer's inability to meet specific projected business forecasts. Negative publicity about the junk bond market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

  A holder's risk of loss from default is significantly greater for non-investment grade fixed-income securities than is the case for holders of other debt securities because such non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation is uncertain.

  The secondary market for non-investment grade fixed-income securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield fixed-income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.

  Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Investment Adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The Investment Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Investment Adviser continually monitors the investments in a Fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

  OTHER RISKS. Floating-rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES


  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold.

However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index comprised of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income, Global Income and High Yield Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Core Fixed Income, Global Income and High Yield Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, a Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return, to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income, Global Income and High Yield Funds, currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income, Global Income and High Yield Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on a Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of a Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income, Global Income and High Yield Funds may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Core Fixed Income, Global Income and High Yield Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in (i) U. S. Government Securities or
(ii) repurchase agreements collateralized by U.S. Government

Securities. The Short Duration Tax-Free and Municipal Income Funds may for temporary defensive purposes depart from their stated investment objectives and invest more than 20% of their respective net assets in taxable investments. The High Yield Fund may for temporary defensive purposes invest in investment grade securities.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free and Municipal Income Funds) and interest rate swaps, caps, floors and collars, (iii) inverse floating-rate securities, (iv) yield curve options, (v) other investment companies, (vi) custodial receipts and (vii) with respect to the Short Duration Tax-Free and Municipal Income Funds, tender option bonds and standby commitments.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund, as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free and Municipal Income Funds' policy to invest, under normal market conditions, at least 80% of their respective net assets in Municipal Securities, the interest on which is exempt from regular federal income tax, is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFIED STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.

                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income and High Yield Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 26, 1998, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Advisers will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides the Funds with office space and all necessary office equipment and services.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio managers are Jonathan A. Beinner, Richard C. Lucy, James B. Clark, Peter D. Dion and James P. McCarthy. Their responsibilities include investing in the particular types of securities the Funds may hold. Mr. Beinner is a Managing Director of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Beinner joined the Investment Adviser in 1990. Mr. Lucy is a Vice President of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Lucy joined the Investment Adviser in 1992. Mr. Clark joined GSAM in 1994 after working as a senior trader at the Federal Home Loan Mortgage Corporation. Prior to that, he was an investment manager at Travelers Insurance Company. Mr. Dion is a Vice President of Goldman Sachs and joined GSAM in 1992. Mr. McCarthy is a Vice President of Goldman Sachs. Mr. McCarthy joined GSAM in 1995 after working as a bond trader at Nomura Securities.

  GOVERNMENT INCOME AND CORE FIXED INCOME FUNDS. The Funds' portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner and Mr. Lucy. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. James Clark is also a portfolio manager for the Government Income Fund. See above for information about Mr. Clark.

  SHORT DURATION TAX-FREE AND MUNICIPAL INCOME FUNDS. The Funds' portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in the Goldman Sachs Municipal Finance Department.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies.

  HIGH YIELD FUND. The Fund's portfolio managers are Richard Buckholz, Christopher Testa, Michael L. Pasternak and Andrew Jessop. Mr. Buckholz is a Vice President of Goldman Sachs and is responsible for emerging markets fixed income portfolio management. Mr. Buckholz joined GSAM in 1994. Prior to joining GSAM, Mr. Buckholz was Head of Emerging Market Fixed Income Research at Bear Stearns & Company and previously in a similar position at Citibank. Mr. Testa is a Vice President of Goldman Sachs and Director of Credit Research responsible for corporate bond research. Mr. Testa joined GSAM in 1994. Prior to joining GSAM, Mr. Testa was a credit analyst with CS First Boston and prior to that he was an analyst for Metropolitan Life Insurance Company investing in private placements and public debt. Mr. Pasternak is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Pasternak joined GSAM in 1997. Prior to joining GSAM, Mr. Pasternak spent eight years managing high yield corporate bond and loan portfolios at Saudi International Bank (an affiliate of JP Morgan) in London. Prior to that, he was an officer of the bank in Eurocurrency Lending and Syndications and served as an investment analyst in New York. Mr. Jessop is a Vice President of Goldman Sachs and is responsible for managing high yield assets. Mr. Jessup joined GSAM in 1997. Prior to joining GSAM, Mr. Jessop spent six years managing high yield portfolios at Saudi International Bank in London. Prior to that, he worked for the bank on the interest rate swap desk and served as an investment analyst in New York.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for a Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     OCTOBER 31,  1997*
                                                ----------- --------------------
GSAM
----
  Short Duration Tax-Free......................    0.40%           0.40%
  Government Income............................    0.65%           0.25%
  Municipal Income.............................    0.55%           0.55%
  Core Fixed Income............................    0.40%           0.40%
  High Yield...................................    0.70%           0.65%
GSFM
----
  Adjustable Rate Government...................    0.40%           0.40%
  Short Duration Government....................    0.50%           0.40%
GSAMI
-----
  Global Income................................    0.90%           0.59%

--------

* The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled for the year ended October 31, 1997. Effective March 1, 1998, the management fee for the Short Duration Government Fund and Government Income Fund will equal 0.50% and 0.65%, respectively. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers to the Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of the Global Income and High Yield Funds), to the extent such expenses exceed 0.05%, 0.05%, 0.00%, 0.05%, 0.05%, 0.06% and 0.14% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a fee from the Global Income Fund with respect to the Institutional and Service Shares for transfer agency services. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free, Government Income, Municipal Income and Core Fixed Income Funds pay Goldman Sachs transfer agency fees and expenses with respect to Institutional and Service Shares equal to that class's proportionate share of the total transfer agency costs borne by the Fund. Those costs are equal to a fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses applicable to Class A, Class B and Class C shares where applicable plus 0.04% of the average daily net assets of the other classes of the Funds. Goldman Sachs is entitled to receive a fee from the High Yield Fund equal to .04% of the average daily net assets of Institutional and Service Shares. In each case, Institutional Shares of a Fund may bear fees paid to Service Organizations or other persons providing sub-transfer agency and similar services.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.


                                   DIVIDENDS

  Each Fund (other than the Global Income Fund) will declare a daily dividend which will be paid monthly. The Global Income Fund will declare and pay dividends monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Funds' net investment income. From time to time a portion of such dividends may constitute a return of capital. In the case of Core Fixed Income, Global Income and High Yield Funds, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. The Funds also intend that all net realized capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses, including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis (monthly in the case of the Global Income Fund). On days on which net asset value is calculated, such determination is made immediately prior to the calculation of a Fund's net asset value. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends (other than the Global Income Fund) from net investment income will be made on the last calendar day of each month in additional shares of a Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. In the case of Global Income Fund, reinvestment of dividends from net investment income in additional shares of the Fund will be made on the second to last Business Day of each month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long-term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets of each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free and Municipal Income Funds may publish their tax equivalent yields in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semiannual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free and Municipal Income Funds' tax-free yield. Tax equivalent yield is calculated by dividing a Fund's tax-exempt yield by one minus a stated federal tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  As of February 1, 1998, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of the following Funds: Short Duration Government Fund--State Street Bank and Trust Company, P.O. Box 1992, Boston, MA 02105-1992 (29.64%); Core Fixed Income Fund--Vinson and Elkins Lawyers, Retirement Plan, Texas Commerce Bank N.A., P.O. Box 2550, Houston, TX 77252-2558 (25.48%).

                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free and Municipal Income Funds intend to satisfy certain requirements of the Code so that they may distribute the tax-exempt interest they receive as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free and Municipal Income Funds that are attributable to interest on tax-exempt obligations and that the Funds properly designate as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of these distributions may be subject to the federal alternative minimum tax and may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free and Municipal Income Funds. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free and Municipal Income Funds is not deductible to the extent attributable to the Funds' distributions that are exempt-interest dividends.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any exempt-interest dividends paid by Short Duration Tax-Free and Municipal Income Funds, as described above. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund, will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. Such long-term capital gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December
31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions (other than exempt-interest dividends), redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income, Global Income and High Yield Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income, if any. As an alternative, if more than 50% of the value of the total assets of the Global Income Fund is comprised of securities of foreign corporations at the end of its taxable year and the Fund so elects, the Fund's shareholders will include in their gross incomes (in addition to dividends and distributions they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled under the Code to claim foreign tax credits or deductions with respect to such taxes.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds, including exempt-interest dividends. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                          ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES

  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate certain institutions ("Service Organizations") for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, processing orders to purchase, redeem or exchange Service Shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  Normally, purchase, exchange and redemption orders processed by a Service Organization on behalf of its customers will not be effective until received by Goldman Sachs as described herein. The Trust may, however, authorize certain Service Organizations, to accept on the Trust's behalf orders placed by their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Funds or Goldman Sachs that are in addition to the payments payable to the Trust under the Service Plan.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Service Organizations under the Service Plan as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to the owners' Service Organization.

  For the fiscal year ended October 31, 1997, the Trust, on behalf of each Fund, paid the Service Organizations fees at the annual rate of 0.50% of each Fund's average daily net assets attributable to Service Shares.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirmation for each transaction in its account and a monthly account statement (quarterly in the case of Global Income Fund). A year-to-date statement for any account will be provided to a Service Organization upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.


                          PURCHASE OF SERVICE SHARES

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) No sales load will be charged. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Service Shares of the Funds must be settled within three
(3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to Northern, State Street or Goldman Sachs. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES APPLICABLE TO EACH FUND OTHER THAN THE GLOBAL INCOME FUND

  Purchases of Service Shares by a Service Organization may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to the Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft made payable to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

PURCHASE PROCEDURES APPLICABLE TO THE GLOBAL INCOME FUND

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft made payable to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares c/o National Financial Data Services, Inc., P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges.

  Service Shares of the Global Income Fund will be issued and dividends will begin to be paid with respect to dividends which accrue on or after the purchase of Service Shares. For the other Funds, the following applies:

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received with a specified settlement date from a Service Organization in proper form before the determination of net asset value that day and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt of the purchase order or (ii) the day of receipt of a federal funds wire or an ACH transfer by State Street. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a purchase order is received with a specified settlement date from a Service Organization in proper form before the determination of net asset value that day and payment is made by check or Federal Reserve draft, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

  The Funds reserve the right to redeem Service Shares of any Service Organization whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Advisers, Distributor, and/or their affiliates, also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale of shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales amounts exceeding pre-established thresholds, or the length of time customer assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see the Additional Statement.


                              EXCHANGE PRIVILEGE

  Service Shares of the Funds may be exchanged by a Service Organization for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Fixed Income Funds--Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a redemption of the Service Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Service Shares, or the corresponding class of any Goldman Sachs Money Market Funds received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on sixty (60) days' written notice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares."


                         REDEMPTION OF SERVICE SHARES

  The Funds will redeem their Service Shares upon request of a recordholder of such Shares on any Business Day at the net asset value next determined after receipt of a request in proper form by Goldman Sachs. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept requests for the Funds.) If Service Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to fifteen (15) days.

Redemption requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone. Service Shares of each Fund (other than Global Income Fund) to be redeemed earn dividends declared on the day the shares are redeemed.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                               ----------------

                                   APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are awaiting receipt of a TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . .  800-621-2550

FIPROSVC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
FIXED INCOME FUNDS


--------------------------------------------------------------------------------

PROSPECTUS
SERVICE SHARES



[LOGO] GOLDMAN
       SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1998, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein) or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

ADMINISTRATION SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)
PROSPECTUS
                        GOLDMAN SACHS FIXED INCOME FUNDS
March 1, 1998                ADMINISTRATION SHARES
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
  Seeks a high level of current income, consistent with low volatility of principal. The Fund invests primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
  Seeks a high level of current income and secondarily, in seeking current in-come, may also consider the potential for capital appreciation. The Fund in-vests primarily in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
  Seeks a high level of current income, consistent with relatively low vola-tility of principal, that is exempt from regular federal income tax. The Fund invests primarily in municipal securities.

GOLDMAN SACHS CORE FIXED INCOME FUND
  Seeks a total return consisting of capital appreciation and income that ex-ceeds the total return of the Lehman Brothers Aggregate Bond Index. The Fund invests primarily in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or spon-sored enterprises, corporate securities, mortgage-backed securities and as-set-backed securities.

(cover continued)

  THE ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS' NET ASSET VALUES AND YIELDS ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  THE CORE FIXED INCOME FUND MAY INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN U.S. DOLLAR-DENOMINATED FIXED-INCOME SECURITIES. IN PARTICULAR, THE SECURITIES MARKETS OF EMERGING MARKET COUNTRIES ARE LESS LIQUID, ARE SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. INVESTORS SHOULD CONSIDER THE RISKS ASSOCIATED WITH INVESTMENT IN A FUND INVESTING IN FOREIGN SECURITIES. THE FUND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Fund Highlights.....................    1
Fees and Expenses...................    5
Financial Highlights................    7
Investment Objectives and Policies..   11
Description of Securities...........   14
Risk Factors........................   21
Investment Techniques...............   23
Investment Restrictions.............   26
Portfolio Turnover..................   26
Management..........................   27
Dividends...........................   30

                                                                       PAGE
                                                                       ----
Net Asset Value.......................................................  31
Performance Information...............................................  31
Shares of the Trust...................................................  32
Taxation..............................................................  33
Additional Information................................................  34
Administration Plan...................................................  35
Reports to Shareholders...............................................  35
Purchase of Administration Shares.....................................  36
Exchange Privilege....................................................  37
Redemption of Administration Shares...................................  38
Appendix.............................................................. A-1

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

 WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P., serves as Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as Investment Adviser to the Short Duration Tax-Free and Core Fixed Income Funds. As of January 26, 1998, the Investment Advisers, together with their affiliates, acted as Investment Adviser or distributor for assets in excess of $140 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

                                                         EXPECTED
                                                       APPROXIMATE
                                                         INTEREST
                    INVESTMENT                             RATE
  FUND NAME         OBJECTIVES          DURATION       SENSITIVITY    INVESTMENT SECTOR      CREDIT QUALITY    OTHER INVESTMENTS
--------------  ------------------ ------------------- ------------ ---------------------- ------------------ -------------------
ADJUSTABLE      A high level of    Target = 6-month    9-month note At least 65% of        U.S. Government    Fixed-rate
RATE            current income,    to 1-year                        total assets in        Securities         mortgage
GOVERNMENT      consistent with    U.S. Treasury                    securities issued or                      pass-through
FUND            low volatility     Security                         guaranteed by the                         securities and
                of principal.      Maximum = 2 years                U.S. government,                          repurchase
                                                                    its agencies,                             agreements
                                                                    instrumentalities                         collateralized by
                                                                    or sponsored                              U.S. Government
                                                                    enterprises                               Securities.
                                                                    ("U.S. Government
                                                                    Securities'')
                                                                    that are adjustable
                                                                    rate mortgage
                                                                    pass-through
                                                                    securities and
                                                                    other mortgage
                                                                    securities with
                                                                    periodic interest
                                                                    rate resets.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of    Target = 2-year     2-year bond  At least 65% of        U.S. Government    Mortgage pass-
GOVERNMENT      current income,    U.S. Treasury                    total assets in        Securities         through
FUND            and secondarily,   Security plus                    U.S. Government                           securities and
                in seeking current or minus .5 years                Securities                                other securities
                income, may        Maximum = 3 years                and repurchase                            representing an
                also consider the                                   agreements                                interest in or
                potential for                                       collateralized                            collateralized
                capital                                             by such securities.                       by mortgage loans.
                appreciation.
 --------------------------------------------------------------------------------------------
SHORT DURATION  A high level of    Target = Lehman     3-year bond  At least 80% of        Minimum = BBB/Baa  U.S. Government
TAX-FREE        current income,    Brothers                         net assets in                             Securities
FUND            consistent with    3-year Municipal                 municipal securities.                     and repurchase
                low volatility     Bond Index                                                                 agreements
                of principal,      plus or minus                                                              collateralized
                that is exempt     .5 years                                                                   by such securities.
                from regular       Maximum = 4 years
                federal
                income tax.
 --------------------------------------------------------------------------------------------
CORE FIXED      Total return       Target = Lehman     5-year bond  At least 65% of        Minimum = BBB/Baa  Foreign fixed-
INCOME FUND     consisting         Brothers                         assets in fixed-income Minimum for        income,
                of capital         Aggregate Bond                   securities, including  non-dollar         municipal and
                appreciation       Index plus or                    U.S. Government        securities = AA/Aa convertible
                and income that    minus 1 year                     Securities, corporate,                    securities,
                exceeds the total  Maximum = 6 years                mortgage-backed                           foreign currencies
                return of the                                       and asset-backed                          and repurchase
                Lehman Brothers                                     securities.                               agreements
                Aggregate Bond                                                                                collateralized
                Index.                                                                                        by U.S.
                                                                                                              Government
                                                                                                              Securities.
  FUND NAME         BENCHMARK
--------------- -----------------
ADJUSTABLE      6-month and
RATE            1-Year U.S.
GOVERNMENT      Treasury Security
FUND
 --------------------------------------------------------------------------------------------
SHORT DURATION  2-Year U.S.
GOVERNMENT      Treasury Security
FUND
 --------------------------------------------------------------------------------------------
SHORT DURATION  Lehman Brothers
TAX-FREE        3-Year Municipal
FUND            Bond Index
 --------------------------------------------------------------------------------------------
CORE FIXED      Lehman Brothers
INCOME FUND     Aggregate Bond
                Index

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income Fund, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Interest Rate Risk. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations, and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Because of their tax-exempt status, the yields and market values of municipal securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility. To the extent that the Core Fixed Income Fund invests in emerging markets and countries, these risks may be heightened.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHAT IS THE MINIMUM INVESTMENT?

   The Funds do not have any minimum purchase or account requirements with respect to Administration Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Administration Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE ADMINISTRATION SHARES?

   Customers of Service Organizations may invest in Administration Shares only through their Service Organizations. Administration Shares of a Fund are purchased at the current net asset value without any sales load. See "Purchase of Administration Shares."

   ADMINISTRATION PLAN. The Trust, on behalf of the Funds, has adopted an Administration Plan with respect to the Administration Shares which authorizes a Fund to compensate Service Organizations for providing account administration services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Administration Plan."

 HOW DO I SELL MY ADMINISTRATION SHARES?

   You may redeem Administration Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Administration Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                                     INVESTMENT
                                                       INCOME
                                                     DIVIDENDS
                                                  ---------------- CAPITAL GAINS
     FUND                                         DECLARED  PAID   DISTRIBUTIONS
     ----                                         -------- ------- -------------
  Adjustable Rate Government ....................  Daily   Monthly   Annually
  Short Duration Government .....................  Daily   Monthly   Annually
  Short Duration Tax-Free .......................  Daily   Monthly   Annually
  Core Fixed Income .............................  Daily   Monthly   Annually

   Recordholders of Administration Shares may receive dividends in additional Administration Shares of the Fund in which they have invested or may elect to receive cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                            (ADMINISTRATION SHARES)

                                     ADJUSTABLE   SHORT      SHORT
                                        RATE     DURATION  DURATION
                                     GOVERNMENT GOVERNMENT   TAX-    CORE FIXED
                                      FUND/1/    FUND/1/   FREE FUND INCOME FUND
                                     ---------- ---------- --------- -----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on
  Purchases........................     none       none      none       none
 Maximum Sales Charge Imposed on
  Reinvested Dividends.............     none       none      none       none
 Redemption Fees...................     none       none      none       none
 Exchange Fees.....................     none       none      none       none
ANNUAL FUND OPERATING EXPENSES: (as
 a percentage of average daily
 net assets)
 Management Fees ..................     0.40%      0.50%     0.40%      0.40%
 Administration Fees*..............     0.25%      0.25%     0.25%      0.25%
 Other Expenses (after applicable
  limitations)/2/ .................     0.13%      0.05%     0.05%      0.05%
                                        ----       ----      ----       ----
 TOTAL FUND OPERATING EXPENSES
  (after fee and expense limita-
  tions)/3/........................     0.78%      0.80%     0.70%      0.70%
                                        ====       ====      ====       ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

          FUND                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
          ----                                  ------ ------- ------- --------
Adjustable Rate Government.....................   $8     $25     $43     $97
Short Duration Government......................   $8     $26     $44     $99
Short Duration Tax-Free........................   $7     $22     $39     $87
Core Fixed Income..............................   $7     $22     $39     $87

--------

/1/. Based on estimated amounts for the current fiscal year.

/2/. The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, administration fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed .05% of a Fund's average daily net assets (other than the Adjustable Rate Government Fund).

/3/. Without the limitations described above, "Other Expenses" and "Total
     Operating Expenses" of the Funds for the fiscal year ended October 31, 1997 would have been as follows:

                                                         OTHER   TOTAL OPERATING
                                                        EXPENSES    EXPENSES
                                                        -------- ---------------
     Short Duration Government.........................   .32%        1.07%
     Short Duration Tax-Free...........................   .83%        1.48%
     Core Fixed Income.................................   .43%        1.08%

 In addition, for the year ended October 31, 1997, the Investment Adviser waived and reimbursed certain fees and expenses such that the "Other Expenses" and "Total Operating Expenses" actually incurred by the Adjustable Rate Government Fund were 0.09% and 0.74%, respectively. Without such limitations, "Other Expenses" and "Total Operating Expenses" of the Fund would have been 0.12% and 0.77%, respectively. For the year ended October 31, 1997, the Investment Adviser voluntarily agreed that a portion of the management fee would not be imposed on the Short Duration Government Fund equal to 0.10%. Without such limitations, management fees would have been 0.50% of the Fund's average daily net assets. In addition, the Investment Adviser reimbursed certain expenses such that "Other Expenses" actually incurred by the Short Duration Government Fund for Administration Shares were 0.05% and "Total Operating Expenses" were 0.70%. Without such limitations, "Other Expenses" would have been 0.32% and "Total Operating Expenses" would have been 1.07%.

* Service Organizations may charge other fees to their customers who are beneficial owners of Administration Shares in connection with their customer accounts. See "Administration Plan."

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Administration Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares; Adjustable Rate Government Fund also offers Institutional Shares, Service Shares and Class A Shares. The other classes of the Funds are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  In addition to the compensation itemized above, certain Service
Organizations may receive other compensation in connection with the sale and distribution of Administration Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Administration Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Administration Plan."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                               Income (loss) from investment operations(n)
                           ------------------------------------------------------
                                         Net realized    Net realized
                                        and unrealized  and unrealized   Total
                                         gain (loss)     gain (loss)     income
                 Net asset              on investment,    on foreign     (loss)
                 value at     Net         option and       currency       from     From net
                 beginning investment      futures         related     investment investment
                 of period   income      transactions    transactions  operations   income
      --------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........  $ 9.83    $0.5914(a)     $ 0.0494(a)       --         $0.6408    $(0.5908)
1997-
Administration
Shares..........    9.83     0.5665(a)       0.0497(a)       --          0.6162     (0.5662)
1997-Service
Shares(m).......    9.84     0.3298(a)       0.0400(a)       --          0.3698     (0.3298)
1997-Class A
Shares..........    9.83     0.5662(a)       0.0500(a)       --          0.6162     (0.5662)
1996-
Institutional
Shares..........    9.77     0.5759(a)       0.0772(a)       --          0.6531     (0.5725)
1996-
Administration
Shares..........    9.77     0.5489(a)       0.0797(a)       --          0.6286     (0.5489)
1996-Class A
Shares..........    9.77     0.5481(a)       0.0806(a)       --          0.6287     (0.5489)
1995-
Institutional
Shares..........    9.74     0.5630(a)       0.0717(a)       --          0.6347     (0.5759)
1995-
Administration
Shares..........    9.74     0.5366(a)       0.0737(a)       --          0.6103     (0.5528)
1995-Class A
Shares(c).......    9.79     0.2721(a)      (0.0090)(a)      --          0.2631     (0.2697)
1994-
Institutional
Shares..........   10.00     0.4341(a)      (0.2455)(a)      --          0.1886     (0.4486)
1994-
Administration
Shares..........   10.00     0.4211(a)      (0.2572)(a)      --          0.1639     (0.4239)
1993-
Institutional
Shares..........   10.04     0.4397         (0.0376)(d)      --          0.4021     (0.4397)
1993-
Administration
Shares(e).......   10.02     0.2146         (0.0173)(d)      --          0.1973     (0.2146)
1992-
Institutional
Shares..........   10.03     0.5599         (0.0029)(d)      --          0.5570     (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------
1991-
Institutional
Shares..........   10.00     0.1531          0.0322(d)       --          0.1853     (0.1553)
-----------------------------------------------------------------------------------------------------------------------------------



                           Distributions to shareholders
                 ------------------------------------------------------------
                                           In excess of
                    From net               net realized                          Net                                      Ratio of
                 realized gain               gain on                           increase                        Ratio of     net
                 on investment, In excess  investment,   From       Total     (decrease) Net asset               net     investment
                     option       of net    option and   paid   distributions   in net   value at              expenses    income
                  and futures   investment   futures      in         to         asset     end of     Total    to average to average
                  transactions    income   transactions capital shareholders    value     period   return(k)  net assets net assets
      --------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........      --             --        --         --      $(0.5908)    $ 0.0500   $ 9.88     6.70%       0.49%      5.99%
1997-
Administration
Shares..........      --             --        --         --       (0.5662)      0.0500     9.88     6.43        0.74       5.73
1997-Service
Shares(m).......      --             --        --         --       (0.3298)      0.0400     9.88     3.81(f)     1.05(b)    5.64(b)
1997-Class A
Shares..........      --             --        --         --       (0.5662)      0.0500     9.88     6.43        0.74       5.60
1996-
Institutional
Shares..........      --         (0.0206)      --         --       (0.5931)      0.0600     9.83     6.86        0.45       5.85
1996-
Administration
Shares..........      --         (0.0198)      --         --       (0.5687)      0.0600     9.83     6.60        0.70       5.59
1996-Class A
Shares..........      --         (0.0198)      --         --       (0.5687)      0.0600     9.83     6.60        0.70       5.59
1995-
Institutional
Shares..........      --         (0.0287)      --         --       (0.6046)      0.0301     9.77     6.75        0.46       5.77
1995-
Administration
Shares..........      --         (0.0275)      --         --       (0.5803)      0.0300     9.77     6.48        0.71       5.50
1995-Class A
Shares(c).......      --         (0.0134)      --         --       (0.2831)     (0.0200)    9.77     2.74(f)     0.69(b)    5.87(b)
1994-
Institutional
Shares..........      --             --        --         --       (0.4486)     (0.2600)    9.74     1.88        0.46       4.38
1994-
Administration
Shares..........      --             --        --         --       (0.4239)     (0.2600)    9.74     1.63        0.71       4.27
1993-
Institutional
Shares..........      --         (0.0024)      --         --       (0.4421)     (0.0400)   10.00     4.13        0.45       4.36
1993-
Administration
Shares(e).......      --         (0.0027)      --         --       (0.2173)     (0.0200)   10.00     2.01(f)     0.70(b)    3.81(b)
1992-
Institutional
Shares..........      --             --        --         --       (0.5470)      0.0100    10.04     6.12        0.42       5.61
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------
1991-
Institutional
Shares..........      --             --        --         --       (0.1553)      0.0300    10.03     2.14(f)     0.20(b)    7.31(b)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Ratios assuming
                                             no voluntary waiver
                                                 of fees or
                                             expense limitations
                                            ---------------------

                                     Net                Ratio of
                                   assets                 net
                                   at end    Ratio of  investment
                      Portfolio      of      expenses    income
                      turnover     period   to average to average
                       rate(d)    (in 000s) net assets net assets
      --------------------------------------------------------------------------------------------------------------------------
                                       ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------
1997-
Institutional
Shares..........         46.58%    $ 463,511    0.52%      5.96%
1997-
Administration
Shares..........         46.58         2,793    0.77       5.70
1997-Service
Shares(m).......         46.58(f)        346    1.08(b)    5.61(b)
1997-Class A
Shares..........         46.58        43,393    1.02       5.32
1996-
Institutional
Shares..........         52.36       613,149    0.51       5.79
1996-
Administration
Shares..........         52.36         3,792    0.76       5.53
1996-Class A
Shares..........         52.36        10,728    1.01       5.28
1995-
Institutional
Shares..........         24.12       657,358    0.53       5.70
1995-
Administration
Shares..........         24.12         3,572    0.78       5.43
1995-Class A
Shares(c).......         24.12(f)     15,203    1.01(b)    5.55(b)
1994-
Institutional
Shares..........         37.81       942,523    0.49       4.35
1994-
Administration
Shares..........         37.81         6,960    0.74       4.24
1993-
Institutional
Shares..........        103.74     2,760,871    0.48       4.33
1993-
Administration
Shares(e).......        103.74(f)      5,326    0.73(b)    3.78(b)
1992-
Institutional
Shares..........        286.40     2,145,064    0.55       5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------
1991-
Institutional
Shares..........        145.67(f)    239,642    1.02(b)    6.49(b)
-----------------------------------------------------------------------------------------------------------------------------------

                               Income (loss) from investment operations(n)
                           ------------------------------------------------------
                                         Net realized    Net realized
                                        and unrealized  and unrealized   Total
                                         gain (loss)     gain (loss)     income
                 Net asset              on investment,    on foreign     (loss)
                 value at     Net         option and       currency       from     From net
                 beginning investment      futures         related     investment investment
                 of period   income      transactions    transactions  operations   income
      -----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------------
1997-
Institutional
Shares..........  $ 9.83    $0.6412(a)     $ 0.0300(a)       --         $ 0.6712   $(0.6412)
1997-
Administration
Shares..........    9.85     0.6183(a)       0.0400(a)       --           0.6583    (0.6183)
1997-Service
Shares..........    9.82     0.5904(a)       0.0401(a)       --           0.6305    (0.5904)
1997-Class A
Shares(o).......    9.78     0.3121(a)       0.0883(a)       --           0.4004    (0.3004)
1997-Class B
Shares(o).......    9.75     0.2787(a)       0.1011(a)       --           0.3798    (0.2698)
1997-Class C
Shares(p).......    9.83     0.1185(a)       0.0225(a)       --           0.1410    (0.1110)
1996-
Institutional
Shares..........    9.82     0.6290(a)       0.0136(a)       --           0.6426    (0.6326)
1996-
Administration
Shares(h).......    9.86     0.3837(a)       0.0003(a)       --           0.3840    (0.3940)
1996-Service
Shares(i).......    9.72     0.3134(a)       0.1018(a)       --           0.4152    (0.3152)
1995-
Institutional
Shares..........    9.64     0.6652(a)       0.1666(a)       --           0.8318    (0.6518)
1995-
Administration
Shares..........    9.64     0.2384(a)      (0.0433)(a)      --           0.1951    (0.2051)
1994-
Institutional
Shares..........   10.14     0.5628(a)      (0.4592)(a)      --           0.1036    (0.5598)
1994-
Administration
Shares..........   10.14     0.5329(a)      (0.4539)(d)      --           0.0790    (0.5352)
1993-
Institutional
Shares..........   10.16     0.5627         (0.0135)(d)      --           0.5492    (0.5627)
1993-
Administration
Shares(e).......   10.23     0.2725         (0.0900)(d)      --           0.1825    (0.2725)
1992-
Institutional
Shares..........   10.22     0.6703         (0.0600)(d)      --           0.6103    (0.6703)
1991-
Institutional
Shares..........   10.00     0.8020          0.2200(d)       --           1.0220    (0.8020)
1990-
Institutional
Shares..........   10.07     0.8300         (0.0700)(d)      --           0.7600    (0.8300)
1989-
Institutional
Shares..........   10.10     0.8800             --           --           0.8800    (0.8800)
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-------------------------------
1988-
Institutional
Shares..........   10.00     0.1800          0.1000(d)       --           0.2800    (0.1800)
------------------------------------------------------------------------------------------------------------------------------------



                         Distributions to shareholders
               -------------------------------------------------------------
                                         In excess of
                  From net               net realized                           Net                                        Ratio of
               realized gain               gain on                            increase                          Ratio of     net
               on investment, In excess  investment,   From        Total     (decrease) Net asset                 net     investment
                   option       of net    option and   paid    distributions   in net   value at                expenses    income
                and futures   investment   futures      in          to         asset     end of       Total    to average to average
                transactions    income   transactions capital  shareholders    value     period     return(k)  net assets net assets
      -----------------------------------------------------------------------------------------------------------------------
                                        SHORT DURATION GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------------
1997-
Institutional
Shares..........        --           --        --           --     $(0.6412)    $ 0.0300   $ 9.86        7.07%      0.45%   6.43%
1997-
Administration
Shares..........        --           --        --           --      (0.6183)      0.0400     9.89        6.91       0.70    6.19
1997-Service
Shares..........        --           --        --           --      (0.5904)      0.0401     9.86        6.63       0.95    5.92
1997-Class A
Shares(o).......        --           --        --           --      (0.3004)      0.1000     9.88        4.14(f)    0.70(b) 6.05(b)
1997-Class B
Shares(o).......        --           --        --           --      (0.2698)      0.1100     9.86        3.94(f)    1.30(b) 5.52(b)
1997-Class C
Shares(p).......        --           --        --           --      (0.1110)      0.0300     9.86        1.44(f)    1.45(b) 5.52(b)
1996-
Institutional
Shares..........        --           --        --           --      (0.6326)      0.0100     9.83        6.75       0.45    6.44
1996-
Administration
Shares(h).......        --           --        --           --      (0.3940)     (0.0100)    9.85        4.00(f)    0.70(b) 5.97(b)
1996-Service
Shares(i).......        --           --        --           --      (0.3152)      0.1000     9.82        4.35(f)    0.95(b) 6.05(b)
1995-
Institutional
Shares..........        --           --        --           --      (0.6518)      0.1800     9.82        8.97       0.45    6.87
1995-
Administration
Shares..........        --           --        --           --      (0.2051)     (0.0100)    9.63(h)     2.10       0.70(b) 7.91(b)
1994-
Institutional
Shares..........    (0.0438)         --        --           --      (0.6036)     (0.5000)    9.64        0.99       0.45    5.69
1994-
Administration
Shares..........    (0.0438)         --        --           --      (0.5790)     (0.5000)    9.64        0.73       0.70    5.38
1993-
Institutional
Shares..........        --       (0.0065)      --           --      (0.5692)     (0.0200)   10.14        5.55       0.45    5.46
1993-
Administration
Shares(e).......        --           --        --           --      (0.2725)     (0.0900)   10.14        1.74(f)    0.70(b) 4.84(b)
1992-
Institutional
Shares..........        --           --        --           --      (0.6703)     (0.0600)   10.16        6.24       0.45    6.60
1991-
Institutional
Shares..........        --           --        --           --      (0.8020)      0.2200    10.22       10.93       0.45    8.25
1990-
Institutional
Shares..........        --           --        --           --      (0.8300)     (0.0700)   10.00        8.23       0.45    8.62
1989-
Institutional
Shares..........        --           --        --       (0.0300)    (0.9100)     (0.0300)   10.07        9.08       0.46    8.71
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-------------------------------
1988-
Institutional
Shares..........        --           --        --           --      (0.1800)      0.1000    10.10        3.30(f)    0.55(b) 8.55(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Ratios assuming
                                               no voluntary waiver
                                                   of fees or
                                               expense limitations
                                              ---------------------

                                       Net                Ratio of
                                     assets                 net
                                     at end    Ratio of  investment
                        Portfolio      of      expenses    income
                        turnover     period   to average to average
                         rate(d)    (in 000s) net assets net assets
      -----------------------------------------------------------------------------------------------------------------------
                                        SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------------
1997-
Institutional
Shares..........         102.58%    $103,729     0.82%      6.06%
1997-
Administration
Shares..........         102.58        1,060     1.07       5.82
1997-Service
Shares..........         102.58        3,337     1.32       5.55
1997-Class A
Shares(o).......         102.58(f)     9,491     1.32(b)    5.43(b)
1997-Class B
Shares(o).......         102.58(f)       747     1.82(b)    5.00(b)
1997-Class C
Shares(p).......         102.58(f)       190     1.82(b)    5.15(b)
1996-
Institutional
Shares..........         115.45       99,944     0.71       6.18
1996-
Administration
Shares(h).......         115.45          252     0.96(b)    5.71(b)
1996-Service
Shares(i).......         115.45        1,822     1.21(b)    5.79(b)
1995-
Institutional
Shares..........         292.56      103,760     0.72       6.60
1995-
Administration
Shares..........         292.56          --      0.90(b)    7.71(b)
1994-
Institutional
Shares..........         289.79      193,095     0.59       5.55
1994-
Administration
Shares..........         289.79          730     0.84       5.24
1993-
Institutional
Shares..........         411.66      359,708     0.64       5.31
1993-
Administration
Shares(e).......         411.66       16,490     0.80(b)    4.74(b)
1992-
Institutional
Shares..........         216.07      277,927     0.69       6.36
1991-
Institutional
Shares..........         155.44      158,848     0.79       7.91
1990-
Institutional
Shares..........         173.21       68,995     0.95       8.12
1989-
Institutional
Shares..........         137.37       31,015     1.39       7.78
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-------------------------------
1988-
Institutional
Shares..........         167.00(f)    39,052     1.42(b)    7.68(b)
------------------------------------------------------------------------------------------------------------------------------------

                               Income (loss) from investment operations(n)
                           ------------------------------------------------------ ----------
                                         Net realized    Net realized
                                        and unrealized  and unrealized   Total
                                         gain (loss)     gain (loss)     income
                 Net asset              on investment,    on foreign     (loss)
                 value at     Net         option and       currency       from     From net
                 beginning investment      futures         related     investment investment
                 of period   income      transactions    transactions  operations   income
      ----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........  $ 9.96    $0.4181(a)     $ 0.1091(a)       --         $ 0.5272   $(0.4172)
1997-
Administration
Shares..........    9.96     0.3924(a)       0.1100(a)       --           0.5024    (0.3924)
1997-Service
Shares..........    9.97     0.3675(a)       0.1000(a)       --           0.4675    (0.3675)
1997-Class A
Shares(o).......    9.94     0.1950(a)       0.1400(a)       --           0.3350    (0.1950)
1997-Class B
Shares(o).......    9.94     0.1663(a)       0.1368(a)       --           0.3031    (0.1631)
1997-Class C
Shares(p).......   10.04     0.0670(a)       0.0300(a)       --           0.0970    (0.0670)
1996-
Institutional
Shares..........    9.94     0.4192(a)       0.0200(a)       --           0.4392    (0.4192)
1996-
Administration
Shares..........    9.94     0.3944(a)       0.0200(a)       --           0.4144    (0.3944)
1996-Service
Shares..........    9.95     0.3697(a)       0.0200(a)       --           0.3897    (0.3697)
1995-
Institutional
Shares..........    9.79     0.4235(a)       0.1500(a)       --           0.5735    (0.4235)
1995-
Administration
Shares..........    9.79     0.3989(a)       0.1500(a)       --           0.5489    (0.3989)
1995-Service
Shares..........    9.79     0.3744(a)       0.1600(a)       --           0.5344    (0.3744)
1994-
Institutional
Shares..........   10.23     0.3787(a)      (0.3575)(a)      --           0.0212    (0.3787)
1994-
Administration
Shares..........   10.23     0.3537(a)      (0.3575)(a)      --          (0.0038)   (0.3537)
1994-Service
Shares(j).......    9.86     0.0475(a)      (0.0700)(a)      --          (0.0225)   (0.0475)
1993-
Institutional
Shares..........    9.93     0.3834          0.3000(d)       --           0.6834    (0.3834)
1993-
Administration
Shares(j).......   10.16     0.1555          0.0720(d)       --           0.2275    (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-
Institutional
Shares..........   10.00     0.0341         (0.0700)(d)      --          (0.0359)   (0.0341)
------------------------------------------------------------------------------------------------------------------------------------



                         Distributions to shareholders
                 -----------------------------------------------------------
                                           In excess of
                    From net               net realized                          Net                                      Ratio of
                 realized gain               gain on                           increase                       Ratio of      net
                 on investment, In excess  investment,   From       Total     (decrease) Net asset              net      investment
                     option       of net    option and   paid   distributions   in net   value at             expenses     income
                  and futures   investment   futures      in         to         asset     end of    Total    to average  to average
                  transactions    income   transactions capital shareholders    value     period  return(k)  net assets  net assets
      ----------------------------------------------------------------------------------------------------------------------------
                                         SHORT DURATION TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........        --         --          --         --      $(0.4172)    $ 0.1100   $10.07      5.40%       0.45%    4.18%
1997-
Administration
Shares..........        --         --          --         --       (0.3924)      0.1100    10.07      5.14        0.70     3.91
1997-Service
Shares..........        --         --          --         --       (0.3675)      0.1000    10.07      4.77        0.95     3.66
1997-Class A
Shares(o).......        --         --          --         --       (0.1950)      0.1400    10.08      3.39(f)     0.70(b)  3.81(b)
1997-Class B
Shares(o).......        --         --          --         --       (0.1631)      0.1400    10.08      3.07(f)     1.30(b)  3.31(b)
1997-Class C
Shares(p).......        --         --          --         --       (0.0670)      0.0300    10.07      0.97(f)     1.45(b)  2.60(b)
1996-
Institutional
Shares..........        --         --          --         --       (0.4192)      0.0300     9.96      4.50        0.45     4.21
1996-
Administration
Shares..........        --         --          --         --       (0.3944)      0.0300     9.96      4.24        0.70     3.96
1996-Service
Shares..........        --         --          --         --       (0.3697)      0.0200     9.97      3.98        0.95     3.74
1995-
Institutional
Shares..........        --         --          --         --       (0.4235)      0.1500     9.94      5.98        0.45     4.31
1995-
Administration
Shares..........        --         --          --         --       (0.3989)      0.1500     9.94      5.76        0.70     4.14
1995-Service
Shares..........        --         --          --         --       (0.3744)      0.1600     9.95      5.59        0.95     3.87
1994-
Institutional
Shares..........    (0.0825)       --          --         --       (0.4612)     (0.4400)    9.79      0.17        0.45     3.74
1994-
Administration
Shares..........    (0.0825)       --          --         --       (0.4362)     (0.4400)    9.79     (0.11)       0.70     3.51
1994-Service
Shares(j).......        --         --          --         --       (0.0475)     (0.0700)    9.79     (0.32)(f)    0.95(b)  4.30(b)
1993-
Institutional
Shares..........        --         --          --         --       (0.3834)      0.3000    10.23      7.03        0.41     3.70
1993-
Administration
Shares(j).......        --         --          --         --       (0.1555)      0.0720    10.23      2.28(f)     0.70(b)  3.32(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-
Institutional
Shares..........        --         --          --         --       (0.0341)     (0.0700)    9.93     (0.34)(f)    0.05(b)  4.58(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Ratios assuming
                                               no voluntary waiver
                                                   of fees or
                                               expense limitations
                                              ---------------------

                                       Net                Ratio of
                                     assets                 net
                                     at end    Ratio of  investment
                        Portfolio      of      expenses    income
                        turnover     period   to average to average
                         rate(d)    (in 000s) net assets net assets
      ----------------------------------------------------------------------------------------------------------------------
                                         SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........          194.75%    $ 28,821     1.23%      3.40%
1997-
Administration
Shares..........          194.75           77     1.48       3.13
1997-Service
Shares..........          194.75        2,051     1.73       2.88
1997-Class A
Shares(o).......          194.75(f)     4,023     1.73(b)    2.78(b)
1997-Class B
Shares(o).......          194.75(f)       106     2.23(b)    2.38(b)
1997-Class C
Shares(p).......          194.75(f)         2     2.23(b)    1.82(b)
1996-
Institutional
Shares..........          231.65       34,814     1.01       3.65
1996-
Administration
Shares..........          231.65           48     1.26       3.40
1996-Service
Shares..........          231.65          695     1.51       3.18
1995-
Institutional
Shares..........          259.52       58,389     0.77       3.99
1995-
Administration
Shares..........          259.52           46     1.02       3.82
1995-Service
Shares..........          259.52          454     1.27       3.55
1994-
Institutional
Shares..........          354.00       83,704     0.61       3.58
1994-
Administration
Shares..........          354.00        3,866     0.86       3.35
1994-Service
Shares(j).......          354.00          440     1.11(b)    4.14(b)
1993-
Institutional
Shares..........          404.60      115,803     1.06       3.05
1993-
Administration
Shares(j).......          404.60          911     1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-
Institutional
Shares..........           31.19(f)    14,601     2.68(b)    1.95(b)
------------------------------------------------------------------------------------------------------------------------------------

                               Income (loss) from investment operations(n)
                           ---------------------------------------------------
                                       Net realized   Net realized
                                      and unrealized and unrealized   Total
                                       gain (loss)    gain (loss)     income
                 Net asset            on investment,   on foreign     (loss)
                 value at     Net       option and      currency       from     From net
                 beginning investment    futures        related     investment investment
                 of period   income    transactions   transactions  operations   income
      --------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........  $ 9.85    $0.6431      $0.2282        $(0.0005)    $ 0.8708   $(0.6408)
1997-
Administration
Shares..........    9.84     0.6182       0.2380         (0.0005)      0.8557    (0.6157)
1997-Service
Shares..........    9.86     0.5937       0.2287         (0.0005)      0.8219    (0.5919)
1997-Class A
Shares(o).......    9.70     0.3059       0.3596         (0.0008)      0.6647    (0.3048)
1997-Class B
Shares(o).......    9.72     0.2686       0.3695         (0.0008)      0.6373    (0.2673)
1997-Class C
Shares(p).......    9.93     0.1118       0.1591         (0.0003)      0.2706    (0.1107)
1996-
Institutional
Shares..........   10.00     0.6448      (0.0704)            --        0.5744    (0.6438)
1996-
Administrative
Shares(/1/).....    9.91     0.4083      (0.0703)            --        0.3380    (0.4080)
1996-Service
Shares(l).......    9.77     0.3756       0.0898             --        0.4654    (0.3754)
1995-
Institutional
Shares..........    9.24     0.6423       0.7610             --        1.4033    (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-------------------------------------------------------------
1994-
Institutional
Shares..........   10.00     0.4648      (0.7617)            --       (0.2969)   (0.4648)



                           Distributions to shareholders
                 ------------------------------------------------------------
                                           In excess of
                    From net               net realized                          Net                                      Ratio of
                 realized gain               gain on                           increase                       Ratio of      net
                 on investment, In excess  investment,   From       Total     (decrease) Net asset              net      investment
                     option       of net    option and   paid   distributions   in net   value at             expenses     income
                  and futures   investment   futures      in         to         asset     end of    Total    to average  to average
                  transactions    income   transactions capital shareholders    value     period  return(k)  net assets  net assets
      ----------------------------------------------------------------------------------------------------------------------------
                                         CORE FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........        --         --          --         --      $(0.6408)    $ 0.2300   $10.08      9.19%      0.45%      6.53%
1997-
Administration
Shares..........        --         --          --         --       (0.6157)      0.2300    10.07      8.92       0.70       6.27
1997-Service
Shares..........        --         --          --         --       (0.5919)      0.2300    10.09      8.65       0.95       6.00
1997-Class A
Shares(o).......        --         --          --         --       (0.3048)      0.3599    10.06      6.94(f)    0.70(b)    6.13(b)
1997-Class B
Shares(o).......        --         --          --         --       (0.2673)      0.3700    10.09      6.63(f)    1.45(b)    5.28(b)
1997-Class C
Shares(p).......        --         --          --         --       (0.1107)      0.1599    10.09      2.74(f)    1.45(b)    4.84(b)
1996-
Institutional
Shares..........    (0.0806)       --          --         --       (0.7244)     (0.1500)    9.85      5.98       0.45       6.51
1996-
Administrative
Shares(/1/).....        --         --          --         --       (0.4080)     (0.0700)    9.84      3.56(f)    0.70(b)    6.41(b)
1996-Service
Shares(l).......        --         --          --         --       (0.3754)      0.0900     9.86      4.90(f)    0.95(b)    6.37(b)
1995-
Institutional
Shares..........        --         --          --         --       (0.6433)      0.7600    10.00     15.72       0.45       6.56
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-------------------------------------------------------------------
1994-
Institutional
Shares..........        --         --          --         --       (0.4648)     (0.7617)    9.24     (3.00)      0.45(b)    6.48(b)
                                           Ratios assuming
                                         no voluntary waiver
                                             of fees or
                                         expense limitations
                                        ---------------------

                                 Net                Ratio of
                               assets                 net
                               at end    Ratio of  investment
                  Portfolio      of      expenses    income
                  turnover     period   to average to average
                   rate(d)    (in 000s) net assets net assets
      --------------------------------------------------------------------------------------------------------------------------
                                         CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........      361.27%     $79,230     0.83%      6.15%
1997-
Administration
Shares..........      361.27        6,176     1.08       5.89
1997-Service
Shares..........      361.27        1,868     1.33       5.62
1997-Class A
Shares(o).......      361.27(f)     9,336     1.33(b)    5.50(b)
1997-Class B
Shares(o).......      361.27(f)       621     1.83(b)    4.90(b)
1997-Class C
Shares(p).......      361.27(f)       272     1.83(b)    4.46(b)
1996-
Institutional
Shares..........      414.20       72,061     0.83       6.13
1996-
Administrative
Shares(/1/).....      414.20          702     1.08(b)    6.03(b)
1996-Service
Shares(l).......      414.20          381     1.33(b)    5.99(b)
1995-
Institutional
Shares..........      382.26       55,502     0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
-------------------------------------------------------------------
1994-
Institutional
Shares..........      285.25       24,508     1.46(b)    5.47(b)

(a) Calculated based on the average shares outstanding methodology.
(b) Annualized.
(c) Class A share activity commenced on May 15, 1995.
(d) Includes the effect of mortgage dollar roll transactions.
(e) Administration share activity commenced on April 15, 1993.
(f) Not annualized.
(g) Commencement of operations.
(h) Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.
(i) Service share activity commenced on April 10, 1996.

(j) Administration and Service share activity commenced on May 20, 1993 and September 20, 1994, respectively.
(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.
(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996, respectively.
(m) Service share activity commenced on March 27, 1997.
(n) Includes the balancing effect of calculating per share amounts.
(o) Class A and Class B share activity commenced on May 1, 1997.
(p) Class C share activity commenced on August 15, 1997.
-------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one nationally recognized statistical rating organization ("NRSRO") including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") even though it has been rated below the minimum rating by one or more other NRSROs, or, if unrated, is determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of a Fund and its shareholders.

  The Investment Adviser will usually have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed two years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a nine-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate results. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including fixed rate mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the two-year U.S. Treasury security, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed three years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a two-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques."

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers three-year Municipal Bond Index, plus or minus .5 years. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed four years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a three-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed- income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB or Baa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Municipal Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into repurchase agreements and other investment practices described under "Investment Techniques."

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. In addition to federal income tax, shareholders may be subject to state, local or foreign taxes on distributions of such income received from the Fund. See "Description of Securities."

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus one year. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed six years. The approximate interest rate sensitivity of the Fund is expected to be comparable to a five-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed- income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar, 10% of which may be invested in issuers in countries with emerging markets and economies. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed income markets.

  The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa by an NRSRO. The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of Asset-Backed Securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed-income securities purchased by the Fund will be rated, at the time of investment, at least BBB or Baa by an NRSRO. The non-U.S. dollar-denominated fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least AA or Aa by an NRSRO or, if unrated, will be determined by the Investment Adviser to be of comparable quality. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. It is expected that the Fund will use certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques."


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed-rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to amortize fully principal by maturity, although certain fixed-rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government and Core Fixed Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities."

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Core Fixed Income Fund may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement."

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. A Fund's investments in SMBS may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

ASSET-BACKED SECURITIES

  The Core Fixed Income Fund may invest in Asset-Backed Securities. The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free Fund and, to a limited extent, the Core Fixed Income Fund invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. The Core Fixed Income Fund may also invest in taxable Municipal Securities.

  PRIVATE ACTIVITY BONDS. Municipal Securities include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

CORPORATE DEBT OBLIGATIONS

  The Core Fixed Income Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  The Core Fixed Income Fund may also invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred stock but junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

CONVERTIBLE SECURITIES

  The Core Fixed Income Fund may invest in convertible debt obligations of an issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fixed Income Fund invests are subject to the same rating criteria as its other investments in fixed-income securities.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Core Fixed Income Fund may invest in fixed-income securities of foreign issuers denominated in any currency but will limit its investments in non-U.S. dollar-denominated fixed-income securities to 25% of its total assets. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed-income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in fixed-income securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income Fund may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Fund may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency "baskets."

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN GOVERNMENT SECURITIES. The Core Fixed Income Fund may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  EMERGING MARKETS. The Core Fixed Income Fund may invest up to 10% of its total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of the Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make the Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding the Fund's investments in emerging markets.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income Fund will usually involve currencies of foreign countries, and because the Fund may have currency exposure independent of its securities position, the value of a Fund's assets as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. The Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If the Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or to sell foreign currency to seek to increase total returns, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or to otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency in U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Core Fixed Income Fund's use of foreign currency management techniques in emerging markets may be limited. Due to the limited market for these instruments in emerging markets, the Investment Adviser does not currently anticipate that a significant portion of the Fund's currency exposure in emerging markets, if any, will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objectives and Policies" in the Additional Statement.

STRUCTURED SECURITIES

  The Core Fixed Income Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the

Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed-income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. Call risk typically results when interest rates have declined. Under such circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. Extension risk typically results when interest rates have increased. Under such circumstances, a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed-income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed-rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed-rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay more slowly. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities, inverse floating-rate securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

  TAX RISK OF MUNICIPAL SECURITIES. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating-rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES


  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index comprised of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income Fund may, to the extent it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Core Fixed Income Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that the Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or to hedge against changes in interest rates or securities prices or, in the case of the Core Fixed Income Fund, currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income Fund, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on a Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of a Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income Fund may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Core Fixed Income Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in (i) U. S. Government Securities or
(ii) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free Fund may for temporary defensive purposes depart from its stated investment objectives and invest more than 20% of its net assets in taxable investments.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free Fund) and interest rate swaps, caps, floors and collars, (iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts and (vii) with respect to the Short Duration Tax-Free Fund, tender option bonds and standby commitments. For more information see the Additional Statement.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities, the interest on which is exempt from regular federal income tax, is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.


                              PORTFOLIO TURNOVER


  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as investment adviser to the Short Duration Government and Adjustable Rate Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds. Goldman Sachs registered as an investment adviser in 1981. As of January 26, 1998, GSAM and GSFM, together with their affiliates, acted as investment adviser or distributor for assets in excess of $140 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Advisers will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio managers are Jonathan A. Beinner, Richard C. Lucy, James B. Clark, Peter D. Dion and James P. McCarthy. Their responsibilities include investing in the particular types of securities the Funds may hold. Mr. Beinner is a Managing Director of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Beinner joined the Investment Adviser in 1990. Mr. Lucy is a Vice President of Goldman Sachs and Co-Head of GSAM's U.S. Fixed Income Department. Mr. Lucy joined the Investment Adviser in 1992. Mr. Clark joined GSAM in 1994 after working as a senior trader at the Federal Home Loan Mortgage Corporation. Prior to that, he was an investment manager at Travelers Insurance Company. Mr. Dion is a Vice President of Goldman Sachs and joined GSAM in 1992. Mr. McCarthy is a Vice President of Goldman Sachs. Mr. McCarthy joined GSAM in 1995 after working as a bond trader at Nomura Securities.

  CORE FIXED INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner and Mr. Lucy. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold.

  SHORT DURATION TAX-FREE FUND. The Fund's portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in Goldman Sachs's Municipal Finance Department.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for a Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSFM are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                                YEAR OR PERIOD
                                                   CONTRACTUAL       ENDED
                                                      RATE*    OCTOBER 31, 1997*
                                                   ----------- -----------------
GSAM
----
  Short Duration Tax-Free.........................    0.40%          0.40%
  Core Fixed Income...............................    0.40%          0.40%
GSFM
----
  Short Duration Government.......................    0.50%          0.40%
  Adjustable Rate Government......................    0.40%          0.40%

--------

* The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled for the year ended October 31, 1997. Effective March 1, 1998, the management fee for the Short Duration Government Fund will equal 0.50%. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers have voluntarily agreed to reduce or limit certain "Other Expenses" of each Fund, other than the Adjustable Rate Government Fund (excluding management fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses), to the extent such expenses exceed 0.05% per annum of a Fund's average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Service Organizations and other persons for providing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange shares and responding to certain customer inquiries. In addition, these services may also include responding to certain inquiries from and providing written materials to institutions and their customers about a Fund; furnishing advice about and assisting institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of institutions.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which

Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds pay Goldman Sachs transfer agency fees and expenses with respect to, Administration Shares equal to that class's proportionate share of the total transfer agency costs borne by the Fund. Those costs are equal to a fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses applicable to Class A, Class B and Class C shares where applicable plus 0.04% of the average daily net assets of the other classes of the Funds.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.


                                   DIVIDENDS

  Each Fund will declare a daily dividend which will be paid monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Funds' net investment income. From time to time a portion of such dividends may constitute a return of capital. In the case of Core Fixed Income Fund, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. The Funds also intend that all net realized capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses, including any available capital loss carryovers from prior years, will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis. On days on which net asset value is calculated, such determination is made immediately prior to the calculation of a Fund's net asset value. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends from net investment income will be made on the last calendar day of each month in additional shares of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long-term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend. Net asset value per share of each class is calculated by determining the net assets of each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION


  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semiannual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Short Duration Tax-Free Fund's tax-exempt yield by one minus a stated federal tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST


  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder of record receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  As of February 1, 1998, the shareholder listed below owned beneficially and of record 25% or more of the outstanding shares of the following Fund: Short Duration Government Fund--State Street Bank and Trust Company, P.O. Box 1992, Boston, MA 02105-1992 (29.64%).


                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of these distributions may be subject to the federal alternative minimum tax and may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free Fund is not deductible to the extent attributable to the Short Duration Tax-Free Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any exempt-interest dividends paid by Short Duration Tax-Free Fund, as described above. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund, will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. Such long-term capital gain will constitute 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. These tax consequences will apply whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions (other than exempt-interest dividends), redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund may deduct these taxes in computing its taxable income, if any. As an alternative, if more than 50% of the value of its total assets is comprised of stock or securities of foreign corporations at the end of its taxable year and the Fund so elects, the Fund's shareholders will include in their gross incomes (in addition to dividends and distributions they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled under the Code to claim foreign tax credits or deductions with respect to such taxes.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds, including exempt-interest dividends. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                          ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADMINISTRATION PLAN

  The Trust, on behalf of the Funds, has adopted an Administration Plan with respect to the Administration Shares which authorizes a Fund to compensate certain institutions ("Service Organizations") for providing account administration services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Administration Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of the Fund attributable to or held in the name of the Service Organization for its customers. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers and processing orders to purchase, redeem or exchange Administration Shares for customers.

  Normally, purchase, exchange and redemption orders processed by a Service Organization on behalf of its customers will not be effective until received by Goldman Sachs as described herein. The Trust may, however, authorize certain Service Organizations to accept on the Trust's behalf orders placed by their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Funds or Goldman Sachs that are in addition to the payments payable by the Trust under the Administration Plan.

  Holders of Administration Shares of a Fund bear all expenses and fees paid to Service Organizations under the Administration Plan as well as any other expenses which are attributed to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of Administration Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Administration Shares should be directed to the owners' Service Organizations.

  For the fiscal year ended October 31, 1997, the Trust, on behalf of each Fund, paid Service Organizations fees at the annual rate of 0.25% of each Fund's average daily net assets attributable to Administration Shares.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Administration Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Administration Shares will also be provided with a printed confirmation for each transaction in its account and a monthly account statement. A year-to-date statement for any account will be provided to a Service Organization upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.


                       PURCHASE OF ADMINISTRATION SHARES

  Customers of Service Organizations may invest in Administration Shares only through their Service Organizations. Administration Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Administration Plan" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) No sales load will be charged. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Administration Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Administration Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to Northern or Goldman Sachs. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Administration Shares by a Service Organization may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to the Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third-party check) or Federal Reserve draft made payable to Goldman Sachs Fixed Income Funds -- Name of Fund and Class of shares and should be directed to Goldman Sachs Fixed Income Funds -- Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Administration Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Administration Shares, and may establish other requirements such as a minimum required account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges.

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received with a specified settlement date from a Service Organization in proper form before the determination of net asset value that day and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt of the purchase order or

  (ii) the day of receipt of a federal funds wire or an ACH transfer by Northern. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a purchase order is received with a specified settlement date from a Service Organization in proper form before the determination of net asset value that day and payment is made by check or Federal Reserve draft, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received. For purchases without a specified settlement date, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after payment is so received.

  The Funds reserve the right to redeem Administration Shares of any Service Organization whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to Service Organizations whose Administration Shares are being redeemed to allow them to purchase sufficient additional Administration Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Administration Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Advisers, Distributor, and/or their affiliates, also pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale of shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see the Additional Statement.


                              EXCHANGE PRIVILEGE

  Administration Shares of the Funds may be exchanged by a Service Organization for (i) Administration Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention:
Goldman Sachs Fixed Income Funds -- Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Administration Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Administration Shares of the Fund for which the exchange is being made.

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Administration Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a redemption of the Administration Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Administration Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on sixty (60) days' written notice to the recordholders of Administration Shares and is subject to certain limitations. See "Purchase of Administration Shares."


                      REDEMPTION OF ADMINISTRATION SHARES

  The Funds will redeem their Administration Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined after receipt of such request in proper form by Goldman Sachs. (See "Administration Plan" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept redemptions for the Funds.) If Administration Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Administration Shares. This may take up to fifteen (15) days. Redemption requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone. Administration Shares of each Fund earn dividends declared on the day the shares are redeemed.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Administration Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three
(3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Administration Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                               ----------------

                                   APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are awaiting receipt of a TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS, 02171

ARTHUR ANDERSEN LLP

INDEPENDENT PUBLIC ACCOUNTANTS

225 FRANKLIN STREET

BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . .  800-621-2550


FIPROADMIN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
FIXED INCOME FUNDS

--------------------------------------------------------------------------------

PROSPECTUS
ADMINISTRATION SHARES



GOLDMAN
SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                 GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
                  GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
                   GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
                      GOLDMAN SACHS GOVERNMENT INCOME FUND
                      GOLDMAN SACHS MUNICIPAL INCOME FUND
                      GOLDMAN SACHS CORE FIXED INCOME FUND
                        GOLDMAN SACHS GLOBAL INCOME FUND
                         GOLDMAN SACHS HIGH YIELD FUND
                   (EACH A PORTFOLIO OF GOLDMAN SACHS TRUST)

                              Goldman Sachs Trust
                                4900 Sears Tower
                            Chicago, Illinois 60606

  This Statement of Additional Information (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the prospectus for the Class A, Class B and Class C Shares of Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs High Yield Fund dated March 1, 1998, as amended and/or supplemented from time to time, which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below. Goldman Sachs Adjustable Rate Government Fund currently does not offer Class B or Class C Shares.

                        TABLE OF CONTENTS

   Introduction                                           B-3
   Other Investments and Practices                        B-11
   Investment Restrictions                                B-58
   Management                                             B-61
   Portfolio Transactions                                 B-77
   Shares of the Trust                                    B-80
   Net Asset Value                                        B-86
   Taxation                                               B-88
   Performance Information                                B-100
   Other Information                                      B-112
   Financial Statements                                   B-113
   Other Information Regarding Purchases, Redemptions,
     Exchanges and Dividends                              B-114
   Distribution and Authorized Dealer Service Plans       B-118
   Appendix A                                             1-A
   Appendix B                                             1-B


   The date of this Additional Statement is March 1, 1998.

   GOLDMAN SACHS TRUST                    GOLDMAN, SACHS & CO.
   4900 Sears Tower                       Distributor
   Chicago, Illinois 60606                85 Broad Street
                                          New York, NY 10004


   GOLDMAN SACHS ASSET MANAGEMENT
   ADVISER TO GOLDMAN SACHS MUNICIPAL
    INCOME FUND
   GOLDMAN SACHS GOVERNMENT INCOME FUND
   GOLDMAN SACHS SHORT DURATION TAX FREE
    FUND
   GOLDMAN SACHS CORE FIXED INCOME FUND
   GOLDMAN SACHS HIGH YIELD FUND
   ONE NEW YORK PLAZA
   NEW YORK, NEW YORK 10004

   GOLDMAN SACHS FUNDS MANAGEMENT, L.P.   GOLDMAN,SACHS & CO.
    Adviser to Goldman Sachs              Transfer Agent
    ADJUSTABLE RATE GOVERNMENT FUND       4900 SEARS TOWER
    AND SHORT DURATION GOVERNMENT FUND    CHICAGO, ILLINOIS 60606
   One New York Plaza
   New York, New York 10004

   GOLDMAN SACHS ASSET MANAGEMENT
    INTERNATIONAL
   ADVISER TO GOLDMAN SACHS
    GLOBAL INCOME FUND
   133 PETERBOROUGH COURT
   LONDON EC4A 2BB ENGLAND


                         TOLL FREE .......800-526-7384

                     OTHER INFORMATION REGARDING PURCHASES,
                      REDEMPTIONS,EXCHANGES AND DIVIDENDS

     The following information supplements the information in the Prospectus under the captions "How to Invest," "How to Sell Shares of the Funds" and "Dividends." Please see the Prospectus for more complete information.

OTHER PURCHASE INFORMATION
--------------------------

     If shares of a Fund are held in a "street name" account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

     Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional amounts to their clients for such services, which charges would reduce a client's return. If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give information about the account.

     The Adviser, Distributor and/or their affiliates may pay, out of their own assets, compensation to Authorized Dealers and other persons for the sale and distribution of Class A, Class B and Class C Shares of the Funds and/or for the servicing of those shares. These payments ("Additional Payments") would be in addition to the payments by the Funds described in the Funds' Prospectus and this Statement of Additional Information for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to dealers as set forth in the Prospectus. These Additional Payments may take the form of "due diligence" payments for an Authorized Dealer's examination of the Funds and payments for providing extra employee training and information relating to the Funds; "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' Class A, Class B and Class C Shares; and payments for the sale of Class A, Class B and Class C Shares and/or the maintenance of Shares balances. In addition, the Adviser, Distributor and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, Distributor and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Authorized Dealer, or may be based on a percentage of the value of Shares sold to, or held by, customers of the Authorized Dealers involved, and may be different for different Authorized Dealers. Furthermore, the Adviser, Distributor and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. The Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Authorized Dealers and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Distributor currently expects that such additional bonuses or incentives will not exceed 0.50% of the amount of any sales.

RIGHT OF ACCUMULATION - (CLASS A)
---------------------------------

     A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder's current holdings of existing Class A Shares (acquired by purchase or exchange) of the Funds and Class A Shares of any other Goldman Sachs Fund (as defined in the Prospectus) total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $65,000 and purchases additional Class A Shares of the Government Income Fund with a purchase price of $45,000, the sales charge for the $45,000 purchase would be 3.0% (the rate applicable to a single purchase of more than $100,000). Class A Shares purchased without the imposition of a sales charge and shares of another class of the Funds may not be aggregated with Class A Shares purchased subject to a sales charge. Class A Shares of the Funds and any other Goldman Sachs Fund purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of the Private Client Services Division of Goldman Sachs will be combined with Class A Shares held by any other Private Client Services account. In addition, Class A Shares of the Funds and Class A Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization or by groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organization (collectively, "eligible persons") may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions: (i) the business organization's, group's or firm's agreement to cooperate in the offering of the Funds' shares to eligible persons; and (ii) notification to the Funds at the time of purchase that the investor is eligible for this right of accumulation.

STATEMENT OF INTENTION - (CLASS A)
----------------------------------

     If a shareholder anticipates purchasing at least $100,000 ($500,000 in the case of Adjustable Rate Government Fund and $250,000 in the case of Short Duration Government and Short Duration Tax-Free Funds) of Class A Shares of a Fund alone or in combination with Class A Shares of any other Goldman Sachs Fund within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the "Statement"). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A Shares on which a sales charge has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made only on Class A Shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------

     A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Fund or ILA Portfolio (as defined in the Prospectus) and its shares or units and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund or Portfolio. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other Goldman Sachs Funds or in units of ILA Portfolios is available only in states where such reinvestment may legally be made.

AUTOMATIC EXCHANGE PROGRAM
--------------------------

     A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Fund and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Fund.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

     A systematic withdrawal plan (the "Systematic Withdrawal Plan") is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

     Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on purchases of Class A Shares or the imposition of a CDSC on redemptions of Class A, Class B and Class C Shares. The CDSC applicable to Class B and Class C Shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge" in the Prospectus. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

OFFERING PRICE OF CLASS A SHARES
--------------------------------

     Class A Shares of Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds are sold at a maximum sales charge of 4.5%, Adjustable Rate Government Fund at 1.5% and Short Duration Government and Short Duration Tax-Free Funds at 2%. Using the offering price as of October 31, 1997, the maximum offering price of the Class A shares of each Fund's shares then in existence would be as follows:


                            Net Asset   Maximum Sales    Offering Price
                              Value         Charge         to Public

Adjustable Rate                 $ 9.88           $0.15            $10.03
 Government
Municipal Income                 14.99            0.71             15.70
Government Income                14.59            0.68             15.27
Global Income                    15.10            0.71             15.81
Short Duration                    9.88            0.20             10.08
 Government
Short Duration Tax-Free          10.08            0.21             10.29
Core Fixed Income                10.06            0.47             10.53
High Yield                        9.97            0.47             10.44


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS



  CLASS A DISTRIBUTION PLANS.  As described in the Prospectus, the Trust with
  --------------------------
respect to the Class A Shares of each Fund has adopted a distribution plan (the "Class A Plans") pursuant to Rule 12b-1 under the Act. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

  The Class A Plans were most recently approved on April 23, 1997 by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not interested Trustees of the Trust, and have no direct or indirect financial interest in the Class A Plans (the "non-interested Trustees"), cast in person at a meeting called for the purpose of approving the Plans. The Plans were approved by the sole initial shareholder of Class A Shares of Adjustable Rate Fund on May 12, 1995, Municipal Income Fund on July 16, 1993, Government Income Fund on January 29, 1993, and Global Income Fund on December 5, 1991.

  The compensation payable under the Class A Plans may not exceed 0.25% per annum of each Fund's average daily net assets attributable to its Class A Shares. Currently, Goldman Sachs is waiving its entire fee under the Class A Plans applicable to each Fund other than Global Income Fund and is limiting the fee payable by Global Income Fund to 0.21% of average daily net assets attributable to Class A Shares. Goldman Sachs has no current intention of modifying or discontinuing such waivers and limitation, but may do so in the future at its discretion.

  Effective June 30, 1995, the Class A Plan for Adjustable Rate Government, Government Income, Municipal and Global Income Funds was amended to reduce the fee payable under the Plan from 0.50% to 0.25% of a Fund's average daily net assets attributable to Class A Shares. At the same time, each Fund adopted an Authorized Dealer Service Plan. See "Authorized Dealer Service Plans." For the fiscal years ended October 31, 1997, 1996 and 1995, each Fund paid Goldman Sachs the following amounts under the Class A Plans:


                                     1997          1996            1995
                                 ------------  -------------  --------------
Adjustable Rate Government
  with fee waivers                   $      0       $      0        $      0
  without fee waivers                  81,928         30,905          17,967

Municipal Income
  with fee waivers                          0              0          70,023
  without fee waivers                 143,712        131,925         195,152

Government Income
  with fee waivers                          0              0          25,630
  without fee waivers                 125,705         73,949          76,499

Global Income
  with fee waivers                    382,046        493,170         645,259
  without fee waivers                 454,906        549,164       1,257,211

Core Fixed Income(1)
  with fee waivers                          0
  without fee waivers                   4,437           N/A            N/A

Short Duration Government(1)
  with fee waivers                          0
  without fee waivers                   3,709           N/A            N/A

Short Duration Tax-Free(1)
  with fee waivers                          0
  without fee waivers                   2,364           N/A            N/A

                                     1997          1996            1995
                                 ------------  -------------  --------------
High Yield(2)                                     N/A            N/A
  with fee waivers                         0
  without fee waivers                152,945

----------------------

1 Class A Shares of the Core Fixed Income, Short Duration Government and Short Duration Tax-Free Funds commenced operations on May 1, 1997.

2    High Yield Fund commenced operations on August 1, 1997.

     Goldman Sachs may pay up to the entire amount of such fee under the Plans to Authorized Dealers for providing services in connection with the sale of each Fund's shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses incurred in accordance with the Plans of distributing a Fund's shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     The Plans are compensation plans which provide for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If a Plan were terminated by the Trustees of the Trust and no successor plan were adopted, the Fund would cease to make payments under the Plan to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed expenditures. However, Goldman Sachs does not intend to make expenditures for which it may be compensated under a Plan at a rate that materially exceeds the rate of compensation received under the Plan.

     During the fiscal year ended October 31, 1997, Goldman Sachs incurred the following distribution expenses under the Class A Plan on behalf of Adjustable Rate Government, Government Income, Municipal Income, Global Income Short Duration Government, Short Duration Tax-Free, Core Fixed Income, and High Yield Funds (Goldman Sachs used the fees, if any, received under the Plan in the same proportion to the amounts set forth below).


   Fiscal Year     Compensation to    Compensation     Allocable       Printing and      Preparation
  ended October       Dealers        and Expenses     Overhead,        Mailing of           and
    31, 1997                             of the      Telephone and   Prospectuses to    Distribution
                                      Distributor        Travel         Other than        of Sales
                                     and its Sales      Expenses         Current       Literature and
                                       Personnel                       Shareholders      Advertising
---------------    --------------    -------------   -------------   ---------------   --------------
Adjustable Rate
Government(1)            N/A              N/A             N/A              N/A               N/A

Municipal                N/A              N/A             N/A              N/A               N/A
 Income(2)


Government               N/A              N/A             N/A              N/A               N/A
 Income(2)

Global Income         $126,000         $88,000        $109,000           $15,000          $38,000

Short Duration           N/A              N/A             N/A              N/A               N/A
  Government(1)

Short Duration           N/A              N/A             N/A              N/A               N/A
  Tax-Free(1)

Core Fixed               N/A              N/A             N/A              N/A               N/A
 Income(1)

High Yield(1)            N/A              N/A             N/A              N/A               N/A

-------------------------

/1/ Since inception of this class, Goldman Sachs has waived the 0.25% Class A
    Plan fee, as no distribution revenue has therefore been earned, no expenses are reflected above.

/2/ Commencing June 1, 1995, Goldman Sachs is waiving the 0.25% Class A Plan fee; as no distribution revenue has therefore been earned after June 1, 1995, no expenses are reflected above.

     Under the Class A Plans, Goldman Sachs, as distributor of each Fund's Class A Shares, will provide to the Trustees of the Trust for their review, and the Trustees of the Trust will review at least quarterly a written report of the services provided and amounts expended by Goldman Sachs under the Plans and the purposes for which such services were performed and expenditures were made.

     The Class A Plans will remain in effect until May 1, 1998 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Class A Plans. A Class A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of a majority of the outstanding Class A Shares of the applicable Fund. All material amendments of the Class A Plan must also be approved by the Trustees of the Trust in the manner described above. A Class A Plan may be terminated at any time without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the Class A Shares of the applicable Fund. So long as a Class A Plan is in effect, the selection and nomination of non-interested Trustees of the Trust shall be committed to the discretion of the non-interested Trustees of the Trust. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Funds and their Class A Shareholders.

     CLASS B DISTRIBUTION PLAN.  As described in the Prospectus, the Trust has
     -------------------------
adopted on behalf of each Fund distribution plans (the "Class B Plans") pursuant to Rule 12b-1 under the Act with respect to Class B Shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The Class B Plans were most recently approved on April 23, 1997 by a majority vote of the Trust's Board of Trustees, including the non-interested Trustees and have no direct or indirect financial interest in the Class B Plans (the "non-interested Trustees"), cast in person at a meeting called for the purpose of approving the Class B Plans.

     The compensation payable under the Class B Plans is equal to 0.75% per annum of the average daily net assets attributable to Class B Shares of each Fund other than the Short Duration Government and Short Duration Tax-Free Funds. With respect to these Funds, Goldman Sachs has voluntarily agreed to limit such fee to 0.60% of the Funds' average daily net assets. The fees received by Goldman Sachs under the Class B Plans and contingent deferred sales charge on Class B Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class B Shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class B Shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     For the fiscal years ended October 31, 1997 and October 31, 1996, each Fund paid Goldman Sachs the following amounts under the Class B Plans:

                                        1997               1996
                                 ------------------  -----------------

Municipal Income
  with fee waivers                            6,660                378
  without fee waivers                         6,660                378

Government Income
  with fee waivers                           25,662                332
  without fee waivers                        25,662                332

Global Income
  with fee waivers                           10,696                374
  without fee waivers                        10,696                374

Core Fixed Income(1)
  with fee waivers                            1,016                N/A
  without fee waivers                         1,016                N/A

Short Duration Government(1)

  with fee waivers                            1,363                N/A
  without fee waivers                         1,704                N/A

Short Duration Tax-Free(1)
  with fee waivers                              149                N/A
  without fee waivers                           186                N/A

                                        1997               1996
                                 ------------------  ----------------

High Yield(2)
  with fee waivers                           10,016        N/A
  without fee waivers                        10,016        N/A

________________________

(1) Class B Shares of Core Fixed Income, Short Duration and Short Duration Tax-Free commenced operations on May 1, 1997.

(2) High Yield Fund commenced operations on August 1, 1997. No Class B shares were outstanding as of October 31, 1995.

*    No Class B Shares were outstanding as of October 31, 1995.

     Goldman Sachs may pay up to the entire amount of such fee under the Plans to Authorized Dealers for providing services in connection with the sale of each Fund's shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses incurred in accordance with the Plans of distributing a Fund's shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     The Class B Plans are compensation plans which provide for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class B Plans were terminated by the Trust's Board of Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     During the fiscal year ended October 31, 1997, Goldman Sachs incurred the following expenses in connection with distribution under the Class B Plan on behalf of each Fund (Goldman Sachs used the fees, if any, received under the Plan in the same proportion to the amounts set forth below).

                                      Compensation
                                           and                                            Preparation
                                        Expenses                       Printing and           and
                                         of the         Allocable       Mailing of        Distribution
  Fiscal Year                          Distributor      Overhead,      Prospectuses         of Sales
     ended                               and its        Telephone     to Other than        Literature
  October 31,       Compensation          Sales        and Travel        Current              and
     1997            to Dealers         Personnel       Expenses       Shareholders       Advertising
---------------  ------------------  ---------------  -------------  ----------------  ------------------

Adjustable Rate
  Government(1)        N/A                 N/A             N/A             N/A                N/A

Municipal                 $5,534(1)        N/A             N/A             N/A                N/A
 Income

Government               $20,309(1)        N/A             N/A             N/A                N/A
 Income

Global Income            $ 8,575(1)        N/A             N/A             N/A                N/A


Short Duration
 Government                  862           N/A             N/A             N/A                N/A
 Fund(1)(2)


Short Duration
 Tax-Free              N/A                 N/A             N/A             N/A                N/A
 Fund(1)(2)



Core Fixed                   605           N/A             N/A             N/A                N/A
 Income
 Fund(1)(2)

High Yield                 3,626           N/A             N/A             N/A                N/A
 Fund(1)(3)

_______________________

(1) Advance commissions paid to dealers of 4% on Class B shares are considered deferred assets which are amortized over a period of six years; amounts presented above reflect amortization expense recorded during the period presented.

(2) Class B Shares for Core Fixed Income, Short Duration Government and Short Duration Tax-Free Funds commenced operations on May 1, 1997.

(3) High Yield Fund commenced operations on August 1, 1997.

     Under the Class B Plans, Goldman Sachs, as distributor of the Funds' shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class B Plans and the purposes for which such services were performed and expenditures were made.

     The Class B Plans will remain in effect with respect to the Funds from year to year, provided such continuance is approved annually by a majority vote of the Board of Trustees, including a majority of the non-interested Trustees. A Class B Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class B Shares of that Fund. All material amendments of the Class B Plan must also be approved by the Board of Trustees of the Trust in the manner described above. With respect to any Fund, a Class B Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class B Shares of that Fund. So long as a Class B Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class B Plans will benefit each Fund and their respective Class B shareholders.

     Class C Distribution Plans.  As described in the Prospectus, the Trust has
     --------------------------
adopted, on behalf of the Funds, distribution plans (the "Class C Plans") pursuant to Rule 12b-1 under the Act with respect to the Class C Shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The Class C Plans of each Fund were approved for the Funds on July 22, 1997, on behalf of the Trust by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class C Plans, cast in person at a meeting called for the purpose of approving the Class C Plans.

     With respect to each fund, the compensation payable under the Class C Plans is equal to 0.75% per annum of the average daily net assets attributable to Class C Shares of each Fund. The fees received by Goldman Sachs under the Class C Plans and contingent deferred sales charge on Class C Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class C Shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class C Shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     For the fiscal year ended October 31, 1997, each Fund paid Goldman Sachs the following amounts under the Class C Plans:

                                                    1997(1)
                                               ------------------

Municipal Income                                         $    40
  with fee waivers                                            40
  without fee waivers

Government Income
  with fee waivers                                           827
  without fee waivers                                        827

Global Income
  with fee waivers                                           285
  without fee waivers                                        285

Core Fixed Income
  with fee waivers                                           145
  without fee waivers                                        145

Short Duration Government
  with fee waivers                                            83
  without fee waivers                                         83

Short Duration Tax-Free
  with fee waivers                                            12
  without fee waivers                                         12

High Yield
  with fee waivers                                         1,296
  without fee waivers                                      1,296

________________________

(1)  Class C Shares of each Fund commenced operations on August 15, 1997.

     Goldman Sachs may pay up to the entire amount of such fee under the Plans to Authorized Dealers for providing services in connection with the sale of each Fund's shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses incurred in accordance with the Plans of distributing a Fund's shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     The Class C Plans are compensation plans which provide for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class C Plans were terminated by the Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     During the fiscal year ended October 31, 1997, Goldman Sachs incurred the following expenses in connection with distribution under the Class C Plan on behalf of each Fund (Goldman Sachs used the fees, if any, received under the Plan in the same proportion to the amounts set forth below).

                                                                        Printing and
                                       Compensation      Allocable       Mailing of       Preparation and
                                     and Expenses of     Overhead,     Prospectuses to    Distribution of
                                     the Distributor     Telephone       Other than      Sales Literature
 Fiscal Year ended    Compensation    and its Sales     and Travel         Current        and Advertising
 October 31, 1997      to Dealers                        Expenses       Shareholders
------------------    ------------   ---------------    ----------     ---------------   ----------------
Municipal Income         $  175               N/A            N/A                N/A                N/A

Government Income         2,004               N/A            N/A                N/A                N/A

Global Income             1,082               N/A            N/A                N/A                N/A

Short Duration
 Government Fund(1)         237               N/A            N/A                N/A                N/A

Short Duration
 Tax-Free Fund(1)            33               N/A            N/A                N/A                N/A

Core Fixed Income           585               N/A            N/A                N/A                N/A
 Fund

High Yield Fund(2)        3,508               N/A            N/A                N/A                N/A

_______________________

/(1)/ Advance commissions paid to dealers of 1% on Class C Shares are considered deferred assets which are amortized over a period of one year; amounts presented above reflect amortization expense recorded during the period presented.

/(2)/  High Yield Fund commenced operations on August 1, 1997.

     Under the Class C Plans, Goldman Sachs, as distributor of the Funds' shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class C Plans and the purposes for which such services were performed and expenditures were made.

     The Class C Plans will remain in effect until May 1, 1998 and from year to year, provided such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees. A Class C Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class C Shares of that Fund. All material amendments of the Class C Plans must also be approved by the Trustees in the manner described above. With respect to any Fund, a Class C Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class C Shares of that Fund. So long as Class C Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class C Plans will benefit each Fund and their respective Class C shareholders.

     AUTHORIZED DEALER SERVICE PLAN.  As described in the Prospectus, the Trust
     ------------------------------
with respect to each Fund has adopted non-Rule 12b-1 Authorized Dealer Service Plans (the "Service Plans") with respect to Class A, Class B and Class C Shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The compensation under the Service Plans may not exceed 0.25% per annum of the average daily net assets attributable to the class of shares to which the plan relates. Up to the entire amount of the fee under the Service Plans may be paid to Authorized Dealers for providing personal and account maintenance services in connection with each Fund's Shares. Under the Service Plans, Goldman Sachs will provide to the Trustees for their review at least quarterly a written report of the services provided and amount expended under the Service Plans.

     For the fiscal years ended October 31, 1997 and October 31, 1996 the Adjustable Rate Government, Government Income, Municipal Income and Global Income Funds paid Goldman Sachs the following amounts under their respective Service Plans with respect to their Class A Shares and Class B shares*:

                                         CLASS A                         CLASS B        CLASS C

                           1997          1996          1995         1997       1996      1997
                        ----------   ------------  ------------  ----------  --------  --------
Adjustable
 Rate Government          81,928        30,905        17,967         N/A       N/A       N/A
Municipal Income         143,714       131,925        55,106       2,222       126        13
Government Income        125,744        74,060        25,239       8,546       111       273
Global Income            454,817       549,164       281,949       3,565       125        95
Core Fixed Income(1)       4,437           N/A           N/A         346       N/A        49
Short Duration                                                                            36
 Government(1)             3,709           N/A           N/A         568       N/A
Short Duration                                                                             4
 Tax-Free(1)               2,364           N/A           N/A          62       N/A
High Yield(2)            152,941           N/A           N/A       3,342       N/A       432

-----------------------

/1/    Class A and Class B Shares commenced operations on May 1, 1997.

/2/    High Yield Fund commenced operations on August 1, 1997.

*      No Class C Shares were outstanding as of October 31, 1995 and 1996.

       The Service Plans applicable to Class A, Class B and Class C Shares were most recently approved on April 23, 1997 by a majority of the Board of Trustees of the Trust. The Service Plans will remain in effect until May 1, 1998 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plans.

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                 SERVICE SHARES

                 GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
                  GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
                   GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
                      GOLDMAN SACHS GOVERNMENT INCOME FUND
                      GOLDMAN SACHS MUNICIPAL INCOME FUND
               GOLDMAN SACHS CORE FIXED INCOME FIXED INCOME FUND
                        GOLDMAN SACHS GLOBAL INCOME FUND
                         GOLDMAN SACHS HIGH YIELD FUND
                   (EACH A PORTFOLIO OF GOLDMAN SACHS TRUST)

                              Goldman Sachs Trust
                                4900 Sears Tower
                            Chicago, Illinois 60606


  This Statement of Additional Information (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the prospectuses for the Service Shares of each of Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Core Fixed Income Fixed Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs High Yield Fund, each dated March 1, 1998, as amended and/or supplemented from time to time (each a "Prospectus"), which may be obtained without charge from institutions ("Service Organizations") that hold Service Shares for the benefit of their customers, or by calling Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.



                                 TABLE OF CONTENTS

   Introduction                       B-3
   Other Investments and Practices    B-12
   Investment Restrictions            B-61
   Management                         B-63
   Portfolio Transactions             B-80
   Shares of the Trust                B-84
   Net Asset Value                    B-90
   Taxation                           B-92
   Performance Information            B-104
   Other Information                  B-119
   Financial Statements               B-120
   Service Plan                       B-121
   Appendix A                         1-A
   Appendix B                         1-B

The date of this Additional Statement is March 1, 1998.

GOLDMAN SACHS ASSET MANAGEMENT      GOLDMAN SACHS ASSET MANAGEMENT
ADVISER TO GOLDMAN SACHS SHORT          INTERNATIONAL
  DURATION TAX-FREE FUND,           ADVISER TO GOLDMAN SACHS
  GOLDMAN SACHS GOVERNMENT              GLOBAL INCOME FUND
  INCOME FUND, GOLDMAN SACHS        133 PETERBOROUGH COURT
  MUNICIPAL INCOME FUND,            LONDON EC4A 2BB, ENGLAND
  GOLDMAN SACHS CORE FIXED
  INCOME FUND AND GOLDMAN           GOLDMAN, SACHS & CO.
  SACHS HIGH YIELD FUND             DISTRIBUTOR
ONE NEW YORK PLAZA                  85 BROAD STREET
NEW YORK, NEW YORK 10004            NEW YORK, NEW YORK  10004

GOLDMAN SACHS FUNDS                 GOLDMAN, SACHS & CO.
MANAGEMENT, L.P.                    TRANSFER AGENT
ADVISER TO GOLDMAN SACHS            4900 SEARS TOWER
  ADJUSTABLE RATE GOVERNMENT        CHICAGO, ILLINOIS 60606
  FUND AND GOLDMAN SACHS SHORT
  DURATION GOVERNMENT FUND
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004






                    TOLL FREE (IN U.S.) .......800-621-2550

                                 SERVICE PLAN



     Each Fund has adopted a service plan (the "Plan") with respect to its Service Shares which authorizes it to compensate Service Organizations for providing certain administration services and personal and account maintenance services to their customers who are or may become beneficial owners of such Shares. Pursuant to the Plan, a Fund will enter into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Service Shares of a Fund, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Service Shares of a Fund, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about Service Shares of a Fund, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information,
(h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and a Fund, including obtaining information from a Fund, working with a Fund to correct errors and resolve problems and providing statistical and other information to a Fund. As compensation for such services, a Fund will pay each Service Organization a service fee in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of such Fund attributable to or held in the name of such Service Organization; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. For the fiscal years ended October 31, 1997, October 31, 1996 and October 31, 1995 service fees were paid by the Funds as follows:



               Fund                  1997       1996         1995
               ----                  ----       ----         ----
Adjustable Rate Government           $292        (1)          (1)
Short Duration Government          12,087     $1,222          (2)
Short Duration Tax-Free             6,435      2,322       $1,797
Government Income                       2        (3)          (3)
Municipal Income                        2        (4)          (4)
Core Fixed Income                   6,207        422          (5)
Global Income                         523        (6)          (6)
High Yield(7)                           8        N/A          N/A


_________________________

(1) No Service Shares of Adjustable Rate Government Fund were outstanding at October 31, 1996 and 1995.

(2) No Service Shares of Short Duration Government Fund were outstanding at October 31, 1995.
(3) No Service Shares of Government Income Fund were outstanding at October 31, 1996 and 1995.
(4) No Service Shares of Municipal Income Fund were outstanding at October 31, 1996 and 1995.
(5) No Service Shares of Core Fixed Income Fund were outstanding at October 31, 1995.
(6) No Service Shares of Global Income Fund were outstanding at October 31, 1996 and 1995.

(7)  High Yield Fund commenced operations on August 1, 1998.


     Each Fund has adopted its Plan pursuant to Rule 12b-1 under the 1940 Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the 1940 Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.


     The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Funds, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing a Fund's method of operations or providing alternative means of offering Service Shares of a Fund to customers of such Service Organizations, in which case the operation of such Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alternation of a Fund's operations would have any effect on the net asset value per share or result in financial losses to any shareholder.


     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of such Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities regulators, are urged to consult legal advisers before investing fiduciary assets in Service Shares of the Funds.


     The Plans with respect to the Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds were approved by The Goldman Sachs Group, L.P., as the sole shareholder of Service Shares of each Fund. The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the related Service Agreements, most recently voted to approve each Fund's Plan and Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on April 23, 1997, including Global and High Yield Funds. Each Plan and Service Agreement will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. No Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the applicable Fund, and all material amendments of each Plan must also be approved by the Board of Trustees in the manner described above. Each Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Service Shares of the applicable Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Service Shares of the applicable Fund on not more than sixty
(60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that a Fund's Plan will benefit such Fund and its holders of Service Shares. In the Board of Trustees' quarterly review of the Plans and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                             INSTITUTIONAL SHARES

                 GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
                 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
                  GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
                     GOLDMAN SACHS GOVERNMENT INCOME FUND
                      GOLDMAN SACHS MUNICIPAL INCOME FUND
                     GOLDMAN SACHS CORE FIXED INCOME FUND
                       GOLDMAN SACHS GLOBAL INCOME FUND
                         GOLDMAN SACHS HIGH YIELD FUND
                   (EACH A PORTFOLIO OF GOLDMAN SACHS TRUST)

                              Goldman Sachs Trust
                               4900 Sears Tower
                            Chicago, Illinois 60606

This Statement of Additional Information (the "Additional Statement") is not a prospectus. This Additional Statement describes each of the above-referenced series of Goldman Sachs Trust. This Additional Statement should be read in conjunction with the prospectus for the Institutional Shares of Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs High Yield Fund, dated March 1, 1998, as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below.

                               TABLE OF CONTENTS

   Introduction                       B-3
   Other Investments and Practices    B-12
   Investment Restrictions            B-61
   Management                         B-63
   Portfolio Transactions             B-80
   Shares of the Trust                B-84
   Net Asset Value                    B-90
   Taxation                           B-92
   Performance Information            B-104
   Other Information                  B-119
   Financial Statements               B-120
   Appendix A                         1-A
   Appendix B                         1-B

The date of this Additional Statement is March 1, 1998.

GOLDMAN SACHS ASSET MANAGEMENT                  GOLDMAN SACHS ASSET
Adviser to Goldman Sachs                        MANAGEMENT INTERNATIONAL
 Short Duration Tax-Free Fund,                  Adviser to Goldman Sachs
 Goldman Sachs Government                        Global Income Fund
 Income Fund, Goldman Sachs                     133 Peterborough Court
 Municipal Income Fund,                         London EC4A 2BB, England
 Goldman Sachs Core Fixed
 Income Fund and Goldman
 Sachs High Yield Fund                          Goldman, Sachs & Co.
One New York Plaza                              Distributor
New York, New York 10004                        85 Broad Street
                                                New York, NY 10004
GOLDMAN SACHS FUNDS
 MANAGEMENT, L.P.
Adviser to Goldman Sachs                        GOLDMAN, SACHS & CO.
 Adjustable Rate Government Fund                Transfer Agent
 and Goldman Sachs Short Duration               4900 Sears Tower
 Government Fund                                Chicago, Illinois 60606
One New York Plaza
New York, New York 10004



                    TOLL FREE (IN U.S.) .......800-621-2550

INTRODUCTION

     Goldman Sachs Trust (the "Trust") was formed under the laws of the state of Delaware on January 28, 1997. The Trust is a successor to a Massachusetts business trust that was merged with the Trust on April 30, 1997. The Trust assumed its current name on March 22, 1991. The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the following series, among others: Goldman Sachs Adjustable Rate Government Fund ("Adjustable Rate Government Fund"), Goldman Sachs Core Fixed Income Fund ("Core Fixed Income"), Goldman Sachs Global Income Fund ("Global Income Fund"), Goldman Sachs Government Income Fund ("Government Income Fund"), Goldman Sachs Municipal Income Fund ("Municipal Income Fund"), Goldman Sachs Short Duration Tax-Free Fund ("Short Duration Tax-Free Fund"), Goldman Sachs Short Duration Government Fund ("Short Duration Government Fund") and Goldman Sachs High Yield Fund ("High Yield Fund") and 34 other series of shares. Adjustable Rate Government Fund, Core Fixed Income, Global Income Fund, Government Income Fund, Municipal Income Fund, Short Duration Tax-Free Fund, Short Duration Government Fund and High Yield Fund are each sometimes referred to herein as a "Fund" and collectively as the "Funds." Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income are each authorized to issue six classes of shares: Institutional Shares, Administration Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares. Adjustable Rate Government Fund is authorized to issue four classes of shares:
Institutional Shares, Administration Shares, Service Shares and Class A Shares. Government Income Fund, Municipal Income Fund, Global Income Fund and High Yield Fund are authorized to issue five classes of shares: Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares. Additional series may be added in the future from time to time.

     Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the investment adviser to Core Fixed Income, Government Income Fund, Municipal Income Fund, Short Duration Tax-Free Fund and High Yield Fund. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the Global Income Fund. Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, serves as the investment adviser to Adjustable Rate Government Fund and Short Duration Government Fund. GSAM, GSAMI and GSFM are each sometimes referred to herein as the "Adviser" and collectively herein as the "Advisers." In addition, Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company.

     Because each Fund's shares may be redeemed upon request of a shareholder on any business day at net asset value, the Funds offer greater liquidity than many competing investments, such as certificates of deposit and direct investments in certain securities in which the respective Fund may invest. However, unlike certificates of deposits, shares of the Funds are not insured by the Federal Deposit Insurance Corporation.

     The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of each Fund's investment objective and policies. Investing in the Funds entails certain risks and there is no assurance that a Fund will achieve its objective.

     EXPERIENCED MANAGEMENT.  Successfully creating and managing a diversified
     ----------------------
portfolio of securities requires professionals with extensive experience. Goldman Sachs' highly skilled portfolio management team brings together many years of experience in the analysis, valuation and trading of U.S. and foreign fixed-income securities.

ADJUSTABLE RATE GOVERNMENT FUND AND SHORT DURATION GOVERNMENT FUND

     Adjustable Rate Government Fund and Short Duration Government Fund are both designed for investors who seek a high level of high current income, relative stability of principal and the high credit quality of securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, without incurring the administrative and accounting burdens involved in direct investment.

     Market and economic conditions may affect the investments of Adjustable Rate Government and Short Duration Government Funds differently than the investments normally purchased by such investors. Relative to U.S. Treasury and non-fluctuating money market instruments, the market value of adjustable rate mortgage securities in which Adjustable Rate and Short Duration Government Funds may invest may be adversely affected by increases in market interest rates. Conversely, decreases in market interest rates may result in less capital appreciation for adjustable rate mortgage securities in relation to U.S. Treasury and money market investments.

     HIGH CURRENT INCOME.  Adjustable Rate Government and Short Duration
     -------------------
Government Funds seek a higher current yield than a money market fund or than that offered by bank certificates of deposit and money market accounts. However, the Adjustable Rate and Short Duration Government Funds do not maintain a constant net asset value per share and are subject to greater fluctuations in the value of their shares than a money market fund. Unlike bank certificates of deposit and money market accounts, investments in shares of the Funds are not insured or guaranteed by any government agency. Each of the Adjustable Rate and Short Duration

Government Funds seeks to provide such high current income without sacrificing credit quality.

     RELATIVE LOW VOLATILITY OF PRINCIPAL.  Adjustable Rate Government Fund
     -------------------------------------
seeks to minimize net asset value fluctuations by investing primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, maintaining a maximum duration of two years and a target duration equal to that of a six-month to one-year U.S. Treasury security, and utilizing certain active management techniques to seek to hedge interest rate risk. Short Duration Government Fund seeks to minimize net asset value fluctuations by utilizing certain interest rate hedging techniques and by maintaining a maximum duration of not more than three years. The duration target of the Short Duration Government Fund is that of the 2-year U.S. Treasury Security plus or minus .5 years. There is no assurance that these strategies for the Adjustable Rate Government Fund and Short Duration Government Fund will always be successful.

     PROFESSIONAL MANAGEMENT AND ADMINISTRATION.  Investors who invest in
     -------------------------------------------
securities of the Government National Mortgage Association ("Ginnie Mae") and other mortgage-backed securities may prefer professional management and administration of their mortgage-backed securities portfolios. A well-diversified portfolio of such securities emphasizing minimal fluctuation of net asset value requires significant active management as well as significant accounting and administrative resources. Members of Goldman Sachs' highly skilled portfolio management team bring together many years of experience in the analysis, valuation and trading of U.S. fixed-income securities.

GOVERNMENT INCOME FUND

     Government Income Fund is designed for investors who seek the relatively high current income, relative safety of principal and the high credit quality of securities issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises, without incurring the administrative and account burdens involved in direct investment.

     Government Income Fund's overall returns are generally likely to move in the same direction as interest rates. Therefore, when interest rates decline, Government Income Fund's return is also likely to decline. In exchange for accepting a higher degree of share price fluctuation, investors have the potential to achieve a higher return from the Government Income Fund than from shorter-term investments.

     High Current Income.  Government Income Fund is designed to have a higher
     -------------------
current yield than a money market fund, since it can invest in longer-term, higher yielding securities, and may utilize certain investment techniques not available to a money market fund. Similarly, Government Income Fund's yield is expected to exceed that offered by bank certificates of deposit and money market accounts. However, Government Income Fund does not maintain a constant net asset value per share and is subject to greater fluctuation in the value of its shares than a money market fund. Unlike bank certificates of deposit and money market accounts, investments in shares of Government Income Fund are not insured or guaranteed by any government agency. Government Income Fund seeks to provide high current income without, however, sacrificing credit quality.

     Liquidity. Because Government Income Fund's shares may be redeemed upon
     ---------
request of a shareholder on any business day at net asset value, Government Income Fund offers greater liquidity than many competing investments such as certificates of deposit and direct investments in certain securities in which Government Income Fund may invest.

     A Sophisticated Investment Process.  Government Income Fund's investment
     ----------------------------------
process starts with a review of trends for the overall economy as well as for different sectors of the U.S. government and mortgage-backed securities markets. Goldman Sachs' portfolio managers then analyze yield spreads, implied volatility and the shape of the yield curve. In planning the Government Income Fund's portfolio investment strategies, the Adviser is able to draw upon the economic and fixed-income research resources of Goldman Sachs. The Adviser will use a sophisticated analytical process involving Goldman Sachs' proprietary mortgage prepayment model and option-adjusted spread model to structure and maintain the Government Income Fund's investment portfolio. In determining the Government Income Fund's investment strategy and making market timing decisions, the Adviser will have access to information from Goldman Sachs' economists, fixed-income analysts and mortgage specialists.

     Convenience of a Fund Structure.  Government Income Fund eliminates many of
     -------------------------------
the complications that direct ownership of U.S. government and mortgage-backed securities entails. Government Income Fund automatically reinvests all principal payments within the Fund and distributes only current income each month, thereby conserving principal and eliminating the investor's need to segregate and reinvest the principal portion of each payment on his own.

SHORT DURATION TAX-FREE AND MUNICIPAL INCOME FUNDS

     Short Duration Tax-Free Fund and Municipal Income Fund (the "Tax Exempt Funds") are not money market funds. Each is designed for investors who seek the tax benefits associated with investing in municipal securities and who are able to accept greater risk with the possibility of higher returns than investors in municipal money market funds. While municipal money market funds almost always maintain a constant net asset value, they must meet stringent high quality credit standards, their portfolios must be broadly diversified and their portfolio securities must have remaining maturities of 397 days or less. An example of an "eligible" investment for the Tax Exempt Funds is auction rate municipal securities, which generally have higher yields than money market municipal securities, but which typically are not eligible investments for municipal money market funds.

     In addition, unlike a municipal money market fund, the Tax Exempt Funds' increased investment flexibility permits their portfolios to be more easily adjusted to reflect the shape of the current yield curve as well as to respond to anticipated developments that might affect the shape of the yield curve.

     Investors who wish to invest in municipal securities may find that a mutual fund structure offers some important advantages when compared to investing in individual municipal securities, including:

          . The ratings given to municipal securities by the rating organizations are difficult to evaluate. For example, some municipal securities with relatively low credit ratings have yields comparable to municipal securities with much higher ratings. The credit research professionals at Goldman Sachs closely follow market events and are well positioned to judge current and expected credit conditions of municipal issuers;

          . Because of the relative inefficiency of the secondary market in municipal securities, the value of an individual municipal security is often difficult to determine. As such, investors may obtain a wide range of different prices when asking for quotes from different dealers. In addition, a dealer may have a large inventory of a particular issue that it wants to reduce. Obtaining the best overall prices can require extensive negotiation, which is a function performed by the portfolio manager;

          . Market expertise is also an important consideration for municipal investors, and because the Tax Exempt Funds take relatively large positions in different securities, the Tax Exempt Funds may be able to obtain more favorable prices in the municipal securities market than investors with relatively small positions; and

          . Industry and geographical diversification are important considerations for municipal investors. The Tax Exempt Funds are designed to provide this diversification.

CORE FIXED INCOME

     Core Fixed Income is designed for investors seeking a total return consisting of both income and capital appreciation that exceeds the total return of the Lehman Brothers Aggregate Bond Index, without incurring the administrative and accounting burdens involved in direct investment. Such investors also prefer liquidity, experienced professional management and administration, a sophisticated investment process, and the convenience of a mutual fund structure. Core Fixed Income may be appropriate as part of a balanced investment strategy consisting of stocks, bonds and cash or as a complement to positions in other types of fixed-income investments.

     Core Fixed Income's overall returns are generally likely to move in the opposite direction from interest rates. Therefore, when interest rates decline, Core Fixed Income's return is likely to increase. Conversely, when interest rates increase, Core Fixed Income's return is likely to decline. However, the Adviser believes that, given the flexibility of managers to invest in a diversified portfolio of securities, Core Fixed Income's return is not likely to decline as quickly as that of other fixed-income funds with a comparable average portfolio duration. In exchange for accepting a higher degree of potential share price fluctuation, investors have the opportunity to achieve a higher return from Core Fixed Income than from shorter-term investments.

     A number of investment strategies will be used to achieve the Core Fixed Income's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets. Market sector selection is the underweighting or overweighting of one or more of the five market sectors (i.e., U.S. Treasuries, U.S. government agencies, corporate securities, mortgage-backed securities and asset-backed securities) in which the Fund primarily invests. The decision to overweight or underweight a given market sector is based on expectations of future yield spreads between different sectors. Yield curve exposure strategy consists of overweighting or underweighting different maturity sectors to take advantage of the shape of the yield curve. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing. To take advantage of price discrepancies between securities resulting from supply and demand imbalances or other technical factors, the Fund may simultaneously purchase and sell comparable, but not identical, securities. The Adviser will usually have access to the research of, and proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

     A SOPHISTICATED INVESTMENT PROCESS.  Core Fixed Income will attempt to
     ----------------------------------
control its exposure to interest rate risk, including overall market exposure and the spread risk of particular sectors and securities, through active portfolio management techniques. Core Fixed Income's investment process starts with a review of trends for the overall economy as well as for different sectors of the fixed- income securities markets. Goldman Sachs' portfolio managers then analyze yield spreads, implied volatility and the shape of the yield curve. In planning Core Fixed Income's portfolio investment strategies, the Adviser is able to draw upon the economic and fixed-income research resources of Goldman Sachs. The Adviser will use a sophisticated analytical process including Goldman Sachs' proprietary mortgage prepayment model and option-adjusted spread model to assist in structuring and maintaining Core Fixed Income's investment portfolio. In determining Core Fixed Income's investment strategy and making market timing decisions, the Adviser will have access to input from Goldman Sachs' economists, fixed-income analysts and mortgage specialists.

GLOBAL INCOME FUND

     Global Income Fund is designed for investors seeking a combination of high income, capital appreciation, stability of principal, experienced professional management, flexibility and liquidity. However, investing in the Fund involves certain risks and there is no assurance that the Fund will achieve its investment objective.

     In selecting securities for the Fund, portfolio managers consider such factors as the security's duration, sector and credit quality rating as well as the security's yield and prospects for capital appreciation. In determining the countries and currencies in which the Fund will invest, the Fund's portfolio managers form opinions based primarily on the views of Goldman Sachs' economists as well as information provided by securities dealers, including information relating to factors such as interest rates, inflation, monetary and fiscal policies, taxation, and political climate. The portfolio managers apply the Black-Litterman Model (the "Model") to their views to develop a portfolio that produces, in the view of the Adviser, the optimal expected return for a given level of risk. The Model factors in the opinions of the portfolio managers, adjusting for their level of confidence in such opinions, with the views implied by an international capital asset pricing formula. The Model is also used to maintain the level of portfolio risk within the guidelines established by the Adviser.

     High Income.  Global Income Fund's portfolio managers will seek out the
     -----------
highest yielding bonds in the global fixed-income market that meet the Global Income Fund's credit quality standards and certain other criteria.

     Capital Appreciation.  Investing in the foreign bond markets offers the
     --------------------
potential for capital appreciation due to both interest rate and currency exchange rate fluctuations. The portfolio managers attempt to identify investments with appreciation potential by carefully evaluating trends affecting a country's currency as well as a country's fundamental economic strength. However, there is a risk of capital depreciation as a result of unanticipated interest rate and currency fluctuations.

     Portfolio Management Flexibility.  Global Income Fund is actively managed.
     --------------------------------
The Fund's portfolio managers invest in countries that, in their judgment, meet the Fund's investment guidelines and often have strong currencies and stable economies and in securities that they believe offer favorable performance prospects.

     Relative Stability of Principal.  Global Income Fund may be able to reduce
     -------------------------------
principal fluctuation by investing in foreign countries with economic policies or business cycles different from those of the United States and in foreign securities markets that do not necessarily move in the same direction or magnitude as the U.S. market. Investing in a broad range of U.S. and foreign fixed-income securities and currencies reduces the dependence of the Fund's performance on developments in any particular market to the extent that adverse events in one market are offset by favorable events in other markets. The Fund's policy of investing primarily in high quality securities may also reduce principal fluctuation. However, there is no assurance that these strategies will always be successful.

     Professional Management.  Individual U.S. investors may prefer professional
     -----------------------
management of their global bond and currency portfolios because a well-diversified portfolio requires a large amount of capital and because the size of the global market requires access to extensive resources and a substantial commitment of time.

HIGH YIELD FUND

     High Yield Fund's Investment Process.  GSAM starts the investment process
     -------------------------------------
with economic analysis based on research generated by the Goldman Sachs Global Economic Research Group and others to determine broad growth trends, industry-specific events and market forecasts. The market value of non-investment grade fixed income securities tends to reflect individual developments within a company to a greater extent than higher rated corporate debt or Treasury bonds that react primarily to fluctuations in interest rates. Therefore, determining the creditworthiness of issuers is critical. To that end, the High Yield Fund's portfolio managers have access to Goldman, Sachs & Co.'s highly regarded Credit Research and Global Investment Research Departments, as well as analysis from the firm's High Yield Research Group, a dedicated group of 14 professionals in the high yield and emerging market corporate bond research area, consisting of industry and regional market specialists. In addition, the Fund's portfolio managers may review the opinions of the two largest independent credit rating agencies, Standard & Poor's Ratings Group and Moody's Investors Services, Inc. High Yield Fund's portfolio managers and credit analysts also conduct their own in-depth analysis of each issue considered for inclusion in the Fund's portfolio. The portfolio managers and credit analysts evaluate such factors as a company's competitive position, the strength of its balance sheet, its ability to withstand economic downturns and its potential to generate ample cash flow to service its debt. The ability to analyze accurately a company's future cash flow by correctly anticipating the impact of economic, industry-wide and specific events are critical to successful high yield investing. GSAM's goal is to identify companies with the potential to strengthen their balance sheets by increasing their earnings, reducing their debt or effecting a turnaround. GSAM analyzes trends in a company's debt picture (i.e., the level of its interest coverage) as well as new developments in its capital structure on an ongoing basis. GSAM believes that this constant reassessment is more valuable than relying on a "snapshot" view of a company's ability to service debt at one or two points in time.

     High Yield Fund's portfolio is diversified among different sectors and industries on a global basis in an effort to reduce overall risk. While GSAM will avoid excessive concentration in any one industry, the Fund's specific industry weightings are the result of individual security selection. Emerging market debt considered for the High Yield Fund's portfolio will be selected by specialists knowledgeable about the political and economic structure of those economies.

     Return on and Risks of High Yield Securities.  Over the past decade, high
     ---------------------------------------------
yield bonds have delivered consistently higher yields and total return (and higher volatility) than either investment grade corporate bonds or U.S. Treasury bonds. However, because these non-investment grade securities involve higher risks in return for higher income, they are best suited to long-term investors who are financially secure enough to withstand volatility and the risks associated with such investments. See "Other Investments and Practices." Different types of fixed income securities may react differently to changes in the economy. High yield bonds, like stocks, tend to perform best when the economy is strong, inflation is low and companies experience healthy profits, which can lead to higher stock prices and higher credit ratings. Government bonds are likely to appreciate more in a weaker economy when interest rates are declining. In certain types of markets, adding some diversification in the high yield asset class may help to increase returns and decrease overall portfolio risk.

     For high yield, non-investment grade securities, as for most investments, there is a direct relationship between risk and return. Along with their potential to deliver higher yields and greater capital appreciation than most other types of fixed income securities, high yield securities are subject to higher risk of loss, greater volatility and are considered speculative by traditional investment standards. The most significant risk associated with high yield securities is credit risk: the risk that the company issuing a high yield security may have difficulty in meeting its principal and/or interest payments on a timely basis. As a result, extensive credit research and diversification are essential factors in managing risk in the high yield arena. To a lesser extent, high yield bonds are also subject to interest rate risk: when interest rates increase, the value of fixed income securities tends to decline.

                        OTHER INVESTMENTS AND PRACTICES

OBLIGATIONS OF THE UNITED STATES, ITS AGENCIES, INSTRUMENTALITIES
AND SPONSORED ENTERPRISES

     Each Fund may invest in U.S. government securities ("U.S. Government Securities"), which are obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities or sponsored enterprises. Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States of America. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (a) the full faith and credit of the U.S. government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of Federal National Mortgage Association ("Fannie Mae")) or (d) only the credit of the issuer (such as securities of the Financing Corporation). The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future.

     U.S. Government Securities include (to the extent consistent with the Investment Company Act of 1940, as amended (the "Act")) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, or its agencies, instrumentalities or sponsored enterprises. U.S. Government Securities also include (to the extent consistent with the Act) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a substantial secondary market, such participations are regarded as illiquid. Each Fund may also purchase U.S. Government

Securities in private placements, subject to the Fund's limitation on investment in illiquid securities.

     The Funds may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the separate trading of registered interest and principal of securities program ("STRIPS").

CUSTODIAL RECEIPTS

     Each Fund may acquire custodial receipts in respect of U.S. Government Securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. Government Securities.

MORTGAGE LOANS AND MORTGAGE-BACKED SECURITIES

     Adjustable Rate, Short Duration Government, Core Fixed Income Global Income, High Yield and Government Income Funds (collectively, the "Taxable Funds") may each invest in mortgage loans and mortgage pass-through securities and other securities representing an interest in or collateralized by adjustable and fixed-rate mortgage loans ("Mortgage-Backed Securities").

     GENERAL CHARACTERISTICS.  Each mortgage pool underlying Mortgage-Backed
     -----------------------
Securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multi-family (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multi-family dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     The investment characteristics of adjustable and fixed rate Mortgage-Backed Securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on Mortgage-Backed Securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. To the extent that the Funds invest in Mortgage-Backed Securities, the Advisers will seek to manage these potential risks by investing in a variety of Mortgage-Backed Securities and by using certain hedging techniques.

     ADJUSTABLE RATE MORTGAGE LOANS ("ARMs").  ARMs generally provide for a
     ---------------------------------------
fixed initial mortgage interest rate for a specified period of time.
Thereafter, the interest rates (the "Mortgage Interest Rates") may be subject to periodic adjustment based on changes in the applicable index rate (the "Index Rate"). The adjusted rate would be equal to the Index Rate plus a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

     Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment"). Other ARMs ("Negatively Amortizing ARMs") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to build up equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

     There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of each Taxable Fund's portfolio and therefore in the net asset value of each Taxable Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

     FIXED-RATE MORTGAGE LOANS.  Generally, fixed-rate mortgage loans included
     -------------------------
in a mortgage pool (the "Fixed-Rate Mortgage Loans") will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed-Rate Mortgage Loans generally provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain Fixed-Rate Mortgage Loans provide for a large final "balloon" payment upon maturity.

     LEGAL CONSIDERATIONS OF MORTGAGE LOANS.  The following is a discussion of
     --------------------------------------
certain legal and regulatory aspects of the mortgage loans in which the Taxable Funds may invest. These regulations may impair the ability of a mortgage lender to enforce its rights under the mortgage documents. These regulations may adversely affect the Funds' investments in Mortgage-Backed Securities (including those issued or guaranteed by the U.S. government, its agencies or instrumentalities) by delaying the Funds' receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

1.   Foreclosure.  A foreclosure of a defaulted mortgage loan may be delayed due
     -----------
     to compliance with statutory notice or service of process provisions, difficulties in locating necessary parties or legal challenges to the mortgagee's right to foreclose. Depending upon market conditions, the ultimate proceeds of the sale of foreclosed property may not equal the amounts owed on the Mortgage-Backed Securities.

     Furthermore, courts in some cases have imposed general equitable principles upon foreclosure generally designed to relieve the borrower from the legal effect of default and have required lenders to undertake affirmative and expensive actions to determine the causes for the default and the likelihood of loan reinstatement.

2.   Rights of Redemption.  In some states, after foreclosure of a mortgage
     --------------------
     loan, the borrower and foreclosed junior lienors are given a statutory period in which to redeem the property, which right may diminish the mortgagee's ability to sell the property.

3.   Legislative Limitations.  In addition to anti-deficiency and related
     -----------------------
     legislation, numerous other federal and state statutory provisions, including the federal bankruptcy laws and state laws affording relief to debtors, may interfere with or affect the ability of a secured mortgage lender to enforce its security interest. For example, a bankruptcy court may grant the debtor a reasonable time to cure a default on a mortgage loan, including a payment default. The court in certain instances may also reduce the monthly payments due under such mortgage loan, change the rate of interest, reduce the principal balance of the loan to the then-current appraised value of the related mortgaged property, alter the mortgage loan repayment schedule and grant priority of certain liens over the lien of the mortgage loan. If a court relieves a borrower's obligation to repay amounts otherwise due on a mortgage loan, the mortgage loan servicer will not be required to advance such amounts, and any loss may be borne by the holders of securities backed by such loans. In addition, numerous federal and state consumer protection laws impose penalties for failure to comply with specific requirements in connection with origination and servicing of mortgage loans.

4.   "Due-on-Sale" Provisions.  Fixed-rate mortgage loans may contain a so-
     ------------------------
     called "due-on-sale" clause permitting acceleration of the maturity of the mortgage loan if the borrower transfers the property. The Garn-St. Germain Depository Institutions Act of 1982 sets forth nine specific instances in which no mortgage lender covered by that Act may exercise a "due-on-sale" clause upon a transfer of property. The inability to enforce a "due-on-sale" clause or the lack of such a clause in mortgage loan documents may result in a mortgage loan being assumed by a purchaser of the property that bears an interest rate below the current market rate.

5.   Usury Laws.  Some states prohibit charging interest on mortgage loans in
     ----------
     excess of statutory limits. If such limits are exceeded, substantial penalties may be incurred and, in some cases, enforceability of the obligation to pay principal and interest may be affected.

     GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES.  There are several types
     ------------------------------------------------
     of guaranteed Mortgage-Backed Securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), other collateralized mortgage obligations and stripped Mortgage-Backed Securities. The Taxable Funds are permitted to invest in other types of Mortgage-Backed Securities that may be available in the future to the extent consistent with their respective investment policies and objectives.

GUARANTEED MORTGAGE PASS-THROUGH SECURITIES

     GINNIE MAE CERTIFICATES.  Ginnie Mae is a wholly-owned corporate
     -----------------------
instrumentality of the United States authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations, Ginnie Mae is authorized to borrow from the U.S. Treasury in an unlimited amount.

     FANNIE MAE CERTIFICATES.  Fannie Mae is a stockholder-owned corporation
     -----------------------
chartered under an act of the U.S. Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. government agency) or Mortgage Loans that are either insured by the FHA or guaranteed by the VA. However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

     Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

     FREDDIE MAC CERTIFICATES.  The Federal Home Loan Corporation ("Freddie
     ------------------------
Mac") is a publicly held U.S. government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac

Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participations in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

     Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

     The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed-rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one- to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     CONVENTIONAL MORTGAGE LOANS.  The conventional mortgage loans underlying
     ---------------------------
the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed-rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one- to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     MORTGAGE PASS-THROUGH SECURITIES.  The Taxable Funds may invest in
     --------------------------------
government guaranteed mortgage pass-through securities ("Mortgage Pass-Throughs"), that are fixed or adjustable rate Mortgage-Backed Securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

     The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

     DESCRIPTION OF CERTIFICATES.  Mortgage Pass-Throughs may be issued in one
     ---------------------------
or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

     Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate
                                                    --- ----
basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

     Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of
            --- ----
principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of such
                    --- ----
mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

     MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE
     ---------------------------------------------------------------------
OBLIGATIONS.  Each Taxable Fund may invest in multiple class securities
-----------
including collateralized mortgage obligations ("CMOs") and REMIC Certificates issued by U.S. government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or, in the case of Core Fixed Income Global and Government Income Funds, by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class Mortgage-Backed Securities represent direct ownership interests in, a pool of mortgage loans or Mortgage-Backed Securities the payments on which are used to make payments on the CMOs or multiple class Mortgage-Backed Securities.

     Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

     CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class Mortgage-Backed Securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed Mortgage-Backed Securities (the "Mortgage Assets").
The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

     CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class certificates ("PAC Certificates"), which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates, even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

     STRIPPED MORTGAGE-BACKED SECURITIES.  The Taxable Funds may invest in
     -----------------------------------
Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multi-class mortgage securities, issued or guaranteed by the U.S. government, its agencies or instrumentalities. Core Fixed Income, Government Income Fund and Global Fund may also invest in privately-issued SMBS. Although the market for such securities is increasingly liquid, privately-issued SMBS may not be readily marketable and will be considered illiquid for purposes of each Fund's limitation on investments in illiquid securities. The Adviser may determine that SMBS which are U.S. Government Securities are liquid for purposes of each Fund's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES

     RATINGS.  The ratings assigned by a rating organization to Mortgage Pass-
     -------
Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

     CREDIT ENHANCEMENT.  Credit support falls generally into two categories:
     ------------------
(i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

     SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND.  In order to achieve
     -------------------------------------------------
ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

     In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

     The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due to them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event that the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among
                                                                  --- ----
all certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

     ALTERNATIVE CREDIT ENHANCEMENT.  As an alternative, or in addition to the
     ------------------------------
credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

     VOLUNTARY ADVANCES.  Generally, in the event of delinquencies in payments
     ------------------
on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

     OPTIONAL TERMINATION.  Generally, the servicer may, at its option with
     --------------------
respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

ASSET-BACKED SECURITIES

     Core Fixed Income, Government Income, High Yield and Global Income Funds may invest in asset-backed securities. Such securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

     Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

LOAN PARTICIPATIONS

     The High Yield Fund may invest in loan participations. Usually, neither the co-lender nor any other participant guarantees the participations in any way.
As a result, the principal credit risk associated with acquiring participation interests is the credit risk associated with the underlying corporate borrower. The High Yield Fund may incur additional credit risk, however, when a Fund is in the position of participant rather than a co-lender because the High Yield Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender.

     Typically, the High Yield Fund will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co- lenders of any adverse change in the borrower's financial condition or declaration of insolvency. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.

     The High Yield Fund does not believe that price quotations currently obtainable from banks, dealers or pricing services consistently represent the market values of participation interests. Therefore, the Adviser will, following guidelines established by the board of trustees of the Trust (the "Board of Trustees") value the participation interests held by the High Yield Fund at fair value, which approximates market value. In valuing a participation interest, the Adviser may consider the factors it deems appropriate, including:
(i) the characteristics of the participation interest, including the cost, size, interest rate, period until next interest rate reset, maturity and base lending rate of the participation interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the High Yield Fund's rights, remedies and interest with respect to the collateral;
(iii) the creditworthiness of the borrower, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) the market for the participation interest, including price quotations for and trading in the participation interest and similar participation interests or instruments and the market environment and investor attitudes towards the participation interest or participation interests generally; (v) the quality and creditworthiness of any intermediate participants; and (vi) general economic or market conditions.

ZERO COUPON, DEFERRED INTEREST, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS

     Each Fund may invest in zero coupon bonds, deferred interest and capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon, deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon, deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

     PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds and deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

     Zero coupon, deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Funds are nonetheless required to accrue income on such investments for each taxable year and generally are required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES

     The interest rates payable on certain securities in which each Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The absence of an unconditional demand feature on variable and floating rate municipal securities exercisable within seven days would, and the failure of the issuer or a third party to honor its obligations under a demand or put feature might, require a variable or floating rate obligation to be treated as illiquid for purposes of the Tax Exempt Funds' limitation on illiquid investments.

     Each Fund may invest in "leveraged" inverse floating rate debt instruments ("inverse floaters"), including "leveraged inverse floaters." The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of each Fund's limitation on illiquid investments.

CORPORATE DEBT OBLIGATIONS

     Core Fixed Income Global Income, Government Income and High Yield Funds may invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     TRUST PREFERREDS.  The Government Income, Core Fixed Income, Global Income
     ----------------
and High Yield Funds may invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred but are junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

     HIGH YIELD SECURITIES.  Bonds rated BB or below by Standard & Poor's
     ---------------------
Ratings Group (Standard & Poor's) or Ba or below by Moody's Investor Service, Inc. ("Moody's") (or comparable rated and unrated securities) are commonly referred to as "junk bonds" and are considered speculative; the ability of their issuers to make principal and interest payments may be questionable. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater risks than those associated with investment grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard and Poor's or Aaa, Aa, A or Baa by Moody's). Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities. See Appendix B for a description of the corporate bond and preferred stock ratings by Standard & Poor's, Moody's, Fitch Investors Service Corp. and Duff & Phelps.

     The amount of high yield, fixed-income securities proliferated in the 1980s and early 1990s as a result of increased merger and acquisition and leveraged buyout activity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.

     The market values of high yield, fixed-income securities tends to reflect those individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers' inability to meet specific projected business forecasts. These non-investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the junk bond market and investor perceptions regarding lower-rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

     Since investors generally perceive that there are greater risks associated with non-investment grade securities of the type in which High Yield Fund invests, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of Fixed-Income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the High Yield Fund's net asset value.

     The risk of loss from default for the holders of high yield, fixed-income securities is significantly greater than is the case for holders of other debt securities because such high yield Fixed-Income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the High Yield Fund in already defaulted securities poses an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the High Yield Fund of its initial investment and any anticipated income or appreciation is uncertain. The High Yield Fund may be required to liquidate other portfolio securities to satisfy the High Yield Fund's annual distribution obligations in respect of accrued interest income on securities which are subsequently written off, even though the High Yield Fund has not received any cash payments of such interest.

     The secondary market for high yield, fixed-income securities is concentrated in relatively few markets and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher-rated securities. In addition, the trading volume for high-yield, fixed-income securities is generally lower than that of higher rated securities and the secondary market for high yield, fixed-income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the High Yield Fund's ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the High Yield Fund's net asset value. A less liquid secondary market also may make it more difficult for the High Yield Fund to obtain precise valuations of the high yield securities in its portfolio.

     Certain proposed and recently enacted federal laws could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of proposed legislation and the probability of such legislation being enacted is uncertain.

     Non-investment grade or high-yield, fixed-income securities also present risks based on payment expectations. High yield, fixed-income securities frequently contain "call" or buy-back features which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a "call option" and redeems the security, the High Yield Fund may have to replace such security with a lower-yielding security, resulting in a decreased return for investors. In addition, if the High Yield Fund experiences unexpected net redemptions of the High Yield Fund's shares, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the High Yield Fund's portfolio and increasing the exposure of the High Yield Fund to the risks of high yield securities. The High Yield Fund may also incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on a portfolio security.

     Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser continually monitors the investments in the High Yield Fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

BANK OBLIGATIONS

     Government Income, Global Income, High Yield and Core Fixed Income may each invest in obligations issued or guaranteed by United States and foreign banks (Government Income Fund may only invest in U.S. dollar denominated securities). Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be obligations only of the issuing branch pursuant to the terms of the specific obligations or government regulation.

     Banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. Foreign banks are subject to different regulations and are generally permitted to engage in a wider variety of activities than U.S. banks. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

MUNICIPAL SECURITIES

     Core Fixed Income, Municipal Income, High Yield and Short Duration Tax-Free Funds may invest in bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from the income taxes of any state or local government). In addition, Municipal Securities include participation interests in such securities the interest on which is, in the opinion of bond counsel or counsel selected by the Adviser, excluded from gross income for federal income tax purposes. The Core Fixed Income Municipal Income, High Yield and Short Duration Tax-Free Funds may revise their definition of Municipal Securities in the future to include other types of securities that currently exist, the interest on which is or will be, in the opinion of such counsel, excluded from gross income for federal income tax purposes, provided that investing in such securities is consistent with each Fund's investment objective and policies.

     Municipal Securities are often issued to obtain funds for various public purposes including refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Securities also include certain "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

     The two principal classifications of Municipal Securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest, although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer, and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer of a revenue obligation may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and zero coupon bonds, deferred interest bonds and capital appreciation bonds.

     In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of Municipal Securities. There are also numerous differences in the security of Municipal Securities both within and between these two principal classifications.

     For the purpose of applying a Fund's investment restrictions, the identification of the issuer of a Municipal Security which is not a general obligation is made by the Adviser based on the characteristics of the Municipal Security, the most important of which is the source of funds for the payment of principal and interest on such securities.

     An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors such as Short Duration Tax-Free, Municipal Income, High Yield and Core Fixed Income. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many Municipal Securities that were not publicly offered initially and such securities may be readily marketable.

     The obligations of the issuer to pay the principal of and interest on a Municipal Security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a Municipal Security may be materially affected.

     MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION
     -----------------------------------------------------------------------
INTERESTS.  The Core Fixed Income, High Yield, Municipal Income, and Short-
---------
Duration Tax-Free Funds may invest in municipal leases, certificates of participation and other participation interests. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover a Fund's original investment.

     Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

     Certain municipal lease obligations and certificates of participation may be deemed to be illiquid for the purpose of the Funds' limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Fund may be determined by the Adviser, pursuant to guidelines adopted by the Trustees of the Trust, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

     The Core Fixed Income, High Yield, Municipal Income and Short Duration Tax-Free Funds may purchase participations in Municipal

Securities held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying Municipal Securities. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying Municipal Security, plus accrued interest. A Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax.

     MUNICIPAL NOTES.  Municipal Securities in the form of notes generally are
     ---------------
used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the FHA; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

     TAX-EXEMPT COMMERCIAL PAPER.  Issues of commercial paper typically
     ---------------------------
represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

     PRE-REFUNDED MUNICIPAL SECURITIES.  The principal of and interest on pre-
     ---------------------------------
refunded Municipal Securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. Government Securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Securities. Issuers of Municipal Securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded Municipal Securities are usually purchased at a price which represents a premium over their face value.

     PRIVATE ACTIVITY BONDS.  Short Duration Tax-Free, Municipal Income, High
     ----------------------
Yield, and Core Fixed Income may each invest in certain types of Municipal Securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), which are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although the current federal tax laws place substantial limitations on the size of such issues. A Tax Exempt Fund's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax whereas Core Fixed Income's distributions of any tax-exempt interest it receives from any source will be taxable for regular federal income tax purposes.

     TENDER OPTION BONDS.  A tender option bond is a Municipal Security
     -------------------
(generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the Fund's credit quality requirements, to be inadequate and the bond would not otherwise be readily marketable. The Tax Exempt Funds intend to invest in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the Adviser, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (the "Service") will agree with such counsel's opinion in any particular case, there is a risk that a Tax Exempt Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees in relation to various regulated investment company tax provisions is unclear. The Tax Exempt Funds intend to manage their portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

     AUCTION RATE SECURITIES.  The Core Fixed Income, High Yield, Municipal
     -----------------------
Income and Short Duration Tax-Free Funds may invest in auction rate securities. Auction rate securities consist of auction rate Municipal Securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in Municipal Securities (collectively, "auction rate securities"). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities.

     Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to exempt income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain tests under the Code.

     A Fund's investments in auction rate securities of closed-end funds are subject to the limitations prescribed by the Act and certain state securities regulations. The Funds will indirectly bear their proportionate share of any management and other fees paid by such closed-end funds in addition to the advisory fees payable directly by the Funds.

     INSURANCE.  The Funds may invest in "insured" tax-exempt Municipal
     ---------
Securities. Insured Municipal Securities are securities for which scheduled payments of interest and principal are guaranteed by a private (nongovernmental) insurance company. The insurance only entitles a Fund to receive the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the value of the shares of a Fund.

     The Funds may utilize new issue or secondary market insurance. A new issue insurance policy is purchased by a bond issuer who wishes to increase the credit rating of a security. By paying a premium and meeting the insurer's underwriting standards, the bond issuer is able to obtain a high credit rating (usually, Aaa from Moody's or AAA from Standard & Poor's) for the issued security. Such insurance is likely to increase the purchase price and resale value of the security. New issue insurance policies are non-cancelable and continue in force as long as the bonds are outstanding.

     A secondary market insurance policy is purchased by an investor (such as a Fund) subsequent to a bond's original issuance and generally insures a particular bond for the remainder of its term. The Funds may purchase bonds which have already been insured under a secondary market insurance policy by a prior investor, or the Funds may directly purchase such a policy from insurers for bonds which are currently uninsured.

     An insured Municipal Security acquired by a Fund will typically be covered by only one of the above types of policies. All of the insurance policies used by a Fund will be obtained only from insurance companies rated, at the time of purchase, Aaa by Moody's or AAA by Standard & Poor's. The Municipal Securities invested in by the High Yield Fund will not be subject to this requirement.

     STANDBY COMMITMENTS.  In order to enhance the liquidity of Municipal
     -------------------
Securities, the Tax Exempt Funds may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a "standby commitment" or liquidity put, depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

     Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from a Tax Exempt Fund. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by a Tax Exempt Fund. In considering whether a security meets a Tax Exempt Fund's quality standards, the particular Tax Exempt Fund will look to the creditworthiness of the party providing the Fund with the right to sell as well as the quality of the security itself.

     The Tax Exempt Funds value Municipal Securities which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining a Tax Exempt Fund's net asset value. The cost of a standby commitment is carried as unrealized depreciation from the time of purchase until it is exercised or expires. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, a Tax Exempt Fund's policy is to enter into standby commitment transactions only with banks, brokers or dealers which present a minimal risk of default.

     The Adviser understands that the Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax Exempt Funds intend to take the position that they are the owner of any Municipal Securities acquired subject to a standby commitment or acquired or held with certain other types of put rights and that tax-exempt interest earned with respect to such Municipal Securities will be tax-exempt in their hands. There is no assurance that standby commitments will be available to the Tax Exempt Funds nor have the Tax Exempt Funds assumed that such commitments would continue to be available under all market conditions.

     CALL RISK AND REINVESTMENT RISK.  Municipal Securities may include "call"
     -------------------------------
provisions which permit the issuers of such securities, at any time or after a specified period, to redeem the securities prior to their stated maturity. In the event that Municipal Securities held in a Fund's portfolio are called prior to the maturity, the Fund will be required to reinvest the proceeds on such securities at an earlier date and may be able to do so only at lower yields, thereby reducing the Fund's return on its portfolio securities.

FOREIGN INVESTMENTS

     Core Fixed Income, High Yield and Global Income Funds may invest in securities of foreign issuers and in fixed-income securities quoted or denominated in a currency other than U.S. dollars. Investing in the securities of foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, and since Core Fixed Income High Yield and Global Income Funds may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, Core Fixed Income High Yield and Global Income Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

     Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, there may be less publicly available information about a foreign company than about a comparable U.S. company.
Volume and liquidity in most foreign bond markets are less than in the United States markets and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges are often fixed and generally are higher than negotiated commissions or dealer mark-ups in the U.S. markets, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities markets and exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlement of portfolio transactions or loss of certificates for portfolio securities.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of Core Fixed Income, High Yield Fund or Global Income Fund is uninvested and no return is earned thereon. The inability of Core Fixed Income, High Yield Fund or Global Income Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to Core Fixed Income, High Yield Fund or Global Income Fund due to subsequent declines in value of the portfolio securities, or, if Core Fixed Income, High Yield Fund or Global Income Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could adversely affect Core Fixed Income High Yield or Global Income Funds' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources self-sufficiency and balance of payments position.

INVESTING IN EMERGING COUNTRIES

     MARKET CHARACTERISTICS.  Debt securities of most emerging markets issuers
     ----------------------
may be less liquid and are generally subject to greater price volatility than securities of issuers in the U.S. and other developed countries. The markets for securities of emerging markets may have substantially less volume than the market for similar securities in the U.S. and may not be able to absorb, without price disruptions, a significant increase in trading volume or trade size. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The less liquid the market, the more difficult it may be for the Fund to price accurately its portfolio securities or to dispose of such securities at the times determined to be appropriate. The risks associated with reduced liquidity may be particularly acute to the extent that a Fund needs cash to meet redemption requests, to pay dividends and other distributions or to pay its expenses.

     Securities markets of emerging markets may also have less efficient clearance and settlement procedures than U.S. markets, making it difficult to conduct and complete transactions. Delays in the settlement could result in temporary periods when a portion of a Fund's assets is uninvested and settlement could result in temporary periods when a portion of the Fund's assets is uninvested and no return is earned thereon. Inability to make intended security purchases could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability of the Fund to the purchaser.

     Transaction costs, including brokerage commissions and dealer mark-ups, in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     ECONOMIC, POLITICAL AND SOCIAL FACTORS.  Emerging markets may be subject to
     --------------------------------------
a greater degree of economic, political and social instability than the U.S., Japan and most Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection and conflict. Many emerging markets have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging markets may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

     RESTRICTIONS ON INVESTMENT AND REPATRIATION.  Certain emerging markets
     -------------------------------------------
require governmental approval prior to investments by foreign persons or limit investments by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Fund.

SOVEREIGN DEBT OBLIGATIONS

     Investments in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a Fund's net asset value, may be more volatile than prices of debt obligations of U.S. issuers. In the past, the governments of certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

     A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of the third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.  Core Fixed Income High Yield
     -------------------------------------------
and Global Income Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward contract, Global Income Fund, High Yield Fund and Core Fixed Income may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     Global Income, High Yield or Core Fixed Income Incomes may enter into forward foreign currency exchange contracts in several circumstances. First, when Global Income, High Yield or Core Fixed Income enter into a contract for the purchase or sale of a security quoted or denominated in a foreign currency, or when Global Income, High Yield or Core Fixed Income anticipate the receipt in a foreign currency of a dividend or interest payment on such a security which it holds, Global Income, High Yield or Core

Fixed Income may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, Global Income, High Yield or Core Fixed Income will attempt to protect themselves against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

      Global Income, High Yield and Core Fixed Income Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated or quoted in a different currency if the Advisers determine that there is a pattern of correlation between the two currencies. The Global Income, High Yield and Core Fixed Income may also purchase and sell forward contracts to seek to increase total return when the Advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in a Fund's portfolio.

     Global Income, High Yield and Core Fixed Income Funds' custodian will place cash or liquid assets, into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies and forward contracts entered into to seek to increase total return. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. The segregated accounts will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Trading Futures Commission ("CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted. The Global Income, Core Fixed Income and High Yield Funds will not enter into a forward contract with a term of greater than one year.

     While Global Income, Core Fixed Income and High Yield Funds may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while Global Income, Core Fixed Income and High Yield Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by Global Income, Core Fixed Income and High Yield Funds. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

     Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Adviser.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CURRENCY SWAPS AND INTEREST RATE CAPS, FLOORS AND COLLARS

     Each Fund may enter into interest rate swaps, caps, floors and collars. In addition, Core Fixed Income, Adjustable Rate, Government Income, Short Duration Government, Global Income and High Yield Funds may enter into mortgage swaps and Core Fixed Income High Yield and Global Income Funds may also enter into currency swaps. Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate, mortgage and currency swaps and interest rate caps, floors and collars are individually negotiated, each Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

     A Fund will enter into interest rate and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In contrast, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate or currency swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by cash or liquid assets, as permitted by applicable law, maintained in a segregated account the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restriction.

     The Funds will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either AA or A-1 or better by Standard & Poor's or Aa or P-1 or better by Moody's or their equivalent ratings. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. The investment advisers, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the Funds' transactions in swaps, caps, floors and collars.

     The use of interest rate, mortgage and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put
     -----------------------
options on any securities in which it may invest or on any securities index based on securities in which it may invest. A Fund may purchase and write such options on securities that are listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding or use the other methods described below. The purpose of a Fund in writing covered call options is to realize greater income than would be realized in portfolio securities transactions alone. However, in writing covered call options for additional income, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The purpose of writing such options is to generate additional income. However, in return for the option premium, the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     All call and put options written by a Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid assets, as permitted by applicable law, either of which, in the case of Global Income Fund, Core Fixed Income or High Yield Fund, may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

     A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an
offsetting transaction with the counterparty to such option.   Such purchases
are referred to as "closing purchase transactions."

     Each Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by their respective custodian) upon conversion or exchange of other securities in its portfolio. The Funds may also cover call and put options on a securities index by maintaining cash or liquid assets, as permitted by applicable law, with a value equal to the exercise price in a segregated account with their custodian or by using the other methods described above.

     PURCHASING OPTIONS.  Each Fund may also purchase put and call options on
     ------------------
any securities in which it may invest or on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

     A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the underlying portfolio securities.

     A Fund may purchase put and call options on securities indices for the same purposes as it may purchase options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Transactions by a Fund in options on securities and securities indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

     WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS.  Core Fixed Income,
     ----------------------------------------------------
Global Income and High Yield Funds may write covered put and call options and purchase put and call options on foreign currencies in an attempt to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Global Income, Core Fixed Income and High Yield Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to seek to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition,

Global Income, Fixed Income and High Yield Funds may purchase call options on currency to seek to increase total return when the Advisers anticipate that the currency will appreciate in value, but the securities denominated or quoted in that currency do not present attractive investment opportunities and are not included in the Fund's portfolios.

     A call option written by Core Fixed Income, Global Income and High Yield Funds obligates the Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund obligates the Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

     A Fund may terminate its obligations under a written call or put option by purchasing an option identical to the one written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on purchased options.

     Core Fixed Income, Global Income and High Yield Funds would normally purchase call options in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by the Fund are denominated or quoted. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     Core Fixed Income, Global Income and High Yield Funds would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are denominated or quoted ("protective puts"). The purchase of a put option would entitle Core Fixed Income, Global Income and High Yield Funds, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the U.S. dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency.

     In addition to using options for the hedging purposes described above, Core Fixed Income, Global Income and High Yield Funds may use options on currency to seek to increase total return. Global Income Fund, High Yield Fund and Core Fixed Income may write (sell) covered put and call options on any currency in an attempt to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Global Income, High Yield and Core Fixed Income may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Global Income, High Yield and Core Fixed Income Funds accept, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     Global Income, High Yield and Core Fixed Income Funds would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Global Income, High Yield and Core Fixed Income would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise Global Income, High Yield and Core Fixed Income Funds would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by the Global Income, High Yield and Core Fixed Income for the purpose of benefiting from a decline in the value of currencies which it does not own. Global Income, High Yield and Core Fixed Income Funds would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise Global Income, High Yield and Core Fixed Income Funds would realize either no gain or a loss on the purchase of the put option.

     YIELD CURVE OPTIONS.  Each Fund may enter into options on the yield
     -------------------
"spread," or yield differential between two securities. Such options are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

     Yield curve options may be used for the same purposes as other options on securities. For example, a Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an attempt to increase its current income) if, in the judgment of the Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

     Yield curve options written by a Fund must be "covered." A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid assets, as permitted by applicable law, sufficient to cover the Fund's net liability under the two options. Therefore, a Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

     RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS.  There is no assurance that a
     ------------------------------------------
liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Funds will treat purchased over-the counter options and all assets used to cover written over-thecounter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government Securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the SEC.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options for hedging purposes depends in part on the applicable Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     To seek to increase total return or to hedge against changes in interest rates or securities prices or, in the case of Core Fixed Income High Yield and Global Income Funds, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), securities indices, foreign currencies in the case of Global Income, Core Fixed Income and High Yield Funds and any other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the CFTC. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

     FUTURES CONTRACTS.  A futures contract may generally be described as an
     -----------------
agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Core Fixed Income, Global Income and High Yield Funds may each seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

     Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     HEDGING STRATEGIES.  Hedging, by use of futures contracts, seeks to
     ------------------
establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the U.S. dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund's portfolio securities. Similarly, Core Fixed Income, High Yield Fund and Global Income Fund may each sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Advisers, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Funds may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available.

     OPTIONS ON FUTURES CONTRACTS.  The acquisition of put and call options on
     ----------------------------
futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     Other Considerations.  Each Fund will engage in futures and related options
     --------------------
transactions only for bona fide hedging or to seek to increase total return as permitted by CFTC regulations which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that a Fund owns or futures contracts will be purchased to protect a Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     In addition to bona fide hedging definition, a CFTC regulation permits the Funds to engage in other futures transactions if the aggregate initial margin and premiums required to establish such positions in futures contracts and options on futures do not exceed 5% of the net asset value of a Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining their qualifications as regulated investment companies for federal income tax purposes. See "Taxation."

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid assets, as permitted by applicable law, in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

     Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government Securities. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government Securities, securities indices and foreign currencies.

MORTGAGE DOLLAR ROLLS

     The Taxable Funds (other than High Yield Fund) may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the applicable Fund. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets, as permitted by applicable law, in an amount equal to its forward purchase price.

     For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

     Mortgage dollar rolls involve certain risks including the following: if the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted and the instrument which a Fund is required to repurchase may be worth less than an instrument which a Fund originally held. Successful use of mortgage dollar rolls will depend upon the Adviser's ability to manage a Fund's interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

CONVERTIBLE SECURITIES

     Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fixed Income and High Yield Fund invest will be subject to the same rating criteria as its other investments in fixed-income securities.

LENDING OF PORTFOLIO SECURITIES

     Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents, letters of credit or U.S. Government Securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. A Fund has the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans are made only to firms deemed by the applicable Adviser to be of good standing, and when, in the judgment of the applicable Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If an Adviser determines to make securities loans, the value of the securities loaned will not exceed one-third of the value of the total assets (including assets received by a Fund as collateral for securities loaned) of each Fund.

RESTRICTED AND ILLIQUID SECURITIES

     Each Fund may purchase securities that are not registered or offered in an exempt non-public offering ("Restricted Securities") under the Securities Act of 1933, as amended ("1933 Act"), including securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. However, a Fund will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements maturing in more than seven days, certain interest rate, currency and mortgage swaps, certain interest rate caps, floors and collars, certain SMBS, municipal leases, certain over-the-counter options, securities that are not readily marketable and Restricted Securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific Restricted Securities, that such Restricted Securities are liquid. Certain commercial paper issued in reliance on
Section 4(2) of the 1933 Act is treated like Rule 144A Securities. The Trustees have adopted guidelines and delegated to the Advisers the daily function of determining and monitoring the liquidity of the Funds' portfolio securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Restricted Securities sold and offered under Rule 144A or Section 4(2) will develop, the Trustees will carefully monitor the Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these Restricted Securities.

     The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Funds will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Funds may realize a capital gain or loss in connection with these transactions. For purposes of determining each Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. Each Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets, in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

OTHER INVESTMENT COMPANIES

     Each Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which the Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that a Fund invests in a money market fund for which the Adviser acts as adviser, the management fees payable by the Fund to the Adviser will be reduced by an amount equal to the Fund's proportionate share of the management fees paid by such money market fund to the Adviser or any of its affiliates.

     The Core Fixed Income High Yield and Global Income Funds may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. The Core Fixed Income High Yield and Global Income Funds may invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities will be maintained by each Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

     For purposes of the Act and, generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     As with any unsecured debt instrument purchased for each Fund, the applicable Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), each Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, the Funds, together with other registered investment companies having management agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

                            INVESTMENT RESTRICTIONS

     The Trust has adopted the following investment restrictions on behalf of the Funds, none of which may be changed without the approval of the holders of a majority of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of the Funds, except for Short Duration Tax-Free Fund's and Municipal Income Fund's policy to invest under normal market conditions 80% of its net assets in Municipal Securities, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "INVESTMENT OBJECTIVES AND POLICIES" in the Prospectuses. As defined in the Act, "a majority of the outstanding voting securities" of a Fund means the vote (a) of 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund, whichever is less.

     For the purposes of the limitations (except for the asset coverage requirement with respect to borrowings), any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Tax Exempt Funds, the identification of the issuer of a Municipal Security that is not a general obligation is made by the Adviser based on the characteristics of the Municipal Security, the most important of which is the source of funds for the payment of principal and interest on such securities.

AS A MATTER OF FUNDAMENTAL POLICY, A FUND MAY NOT:

     (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

     (2) invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. government or its agencies or instrumentalities). (For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents). This restriction does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. government or any of its agencies or instrumentalities. Each of the Municipal Income and Short Duration Tax-Free Funds may invest 25% or more of the value of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one municipal security would also affect the other municipal securities. These municipal securities include (a) municipal securities, the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) municipal securities whose issuers are in the same state and (c) industrial development obligations.

     (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3% or its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

     (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

     (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

     (6)(a) for each Fund other than Core Fixed Income, purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

     (6)(b) in the case of the Core Fixed Income, purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although the Fund may purchase and sell securities that are secured by real estate or interests therein, may purchase mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

     (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same fundamental investment objectives, restrictions and policies as the Fund.

In addition, as non-fundamental policies, a Fund may not:

     (1) Invest in companies for the purpose of exercising control or management.

     (2) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (3) Purchase additional securities if the Fund's borrowings exceed (excluding covered mortgage dollar rolls) 5% of its net assets.

(4)  Make short sales of securities, except short sales against the box.


                                 MANAGEMENT

Trustees and Officers
---------------------

     Information pertaining to the Trustees and officers of the Trust is set forth below together with their respective positions and a brief statement of their principal occupations during the past five years. Trustees and Officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.

Ashok N. Bakhru, Age 55, 1325 Avenue of the Americas, 34th Floor, New York, New York 10019. Chairman and Trustee. Executive Vice President-Finance and Administration and Chief Financial Officer, Coty Inc. (since April 1996); President, ABN Associates, Inc. (June 1994 through March 1996); Senior Vice President, Scott Paper Company (until June 1994); Director, Arkwright Mutual Insurance Company; Trustee, International House of Philadelphia; Member of Cornell University Council; Trustee of Walnut Street Theater.

David B. Ford,* Age 51, One New York Plaza, New York, New York 10004. Trustee. Managing Director, Goldman Sachs (since 1996); General Partner, Goldman Sachs, (1986-1996); Co-Head of GSAM since December 1994.

Douglas C. Grip,* Age 35, One New York Plaza, New York, New York 10004. President and Trustee. Vice President, Goldman Sachs since May 1996; President, MFS Retirement Services Inc., of Massachusetts Financial Services prior thereto.


John P. McNulty,* Age 45, One New York Plaza, New York, New York 10004. Trustee. Managing Director, Goldman Sachs since 1996; General Partner of Goldman Sachs from 1990 to 1994 and 1995-1996; Co-Head of GSAM since November 1996; Limited Partner of Goldman Sachs from 1994 to November 1995.

Mary P. McPherson, Age 62, Taylor Hall, Bryn Mawr College, Bryn Mawr, PA 19010. Trustee. President of Bryn Mawr College since 1978; Director of Josiah Macy, Jr. Foundation since 1977; Director of the Philadelphia Contributionship since 1985; Director of Amherst College since 1986; Director of Dayton Hudson Corporation since 1988; Director of the Spencer Foundation since 1993; and member of PNC Advisory Board since 1993.

Alan A. Shuch,* Age 48, One New York Plaza, New York, New York 10004. Trustee. Limited Partner, Goldman Sachs (since 1994); Director and Vice President, Goldman Sachs Funds Management, Inc. from April 1990 to November 1994; President and Chief Operating Officer, GSAM from September 1988 to November 1994; Limited Partner, Goldman Sachs since December 1994.

Jackson W. Smart, Jr., Age 67, One Northfield Plaza, #218, Northfield, Illinois 60093. Trustee. Chairman, Executive Committee, First Commonwealth, Inc. (a managed dental care company, since January 1996); Chairman and Chief Executive Officer, MSP Communications Inc. (a company engaged in radio broadcasting) since November 1988; Director, Federal Express Corporation since 1976; Evanston Hospital Corporation (since 1980) and First Commonwealth, Inc. (since 1988) and North American Private Equity Group (a venture capital fund).

William H. Springer, Age 68, 701 Morningside Drive, Lake Forest, Illinois 60045. Trustee. Vice Chairman and Chief Financial and Administrative Officer, Ameritech
-------
(a telecommunications holding company) from February 1987 to retirement in June 1992; Director, Walgreen Co. (a retail drugstore business); and Director, Baker, Fentress & Co. (a closed-end non-diversified management investment company) April 1992 to present.

Richard P. Strubel, Age 58, 70 West Madison Street, Suite 1400, Chicago, Illinois 60602. Trustee. Managing Director, Tandem Partners, Inc. (since
                 -------
1990); President and Chief Executive Officer, Microdot, Inc. (a diversified manufacturer of fastening systems and connectors) from January 1984 to October 1994.

Nancy L. Mucker,* Age 48, 4900 Sears Tower, Chicago, Illinois 60606.  Vice
                                                                      ----
President.  Vice President, Goldman Sachs;  Manager, Shareholder Services for
---------
GSAM since November 1989.

John W. Mosior,* Age 58, 4900 Sears Tower, Chicago, Illinois 60606. Vice
                                                                    ----
President.  Vice President, Goldman Sachs since April 1, 1985; Manager,
---------
Shareholder Services for GSAM since November 1989.

James A. Fitzpatrick,* Age 33, 4900 Sears Tower, Chicago, Illinois 60606.  Vice
                                                                           ----
President.  Vice President of Goldman Sachs Asset Management since April 1997;
---------
Vice President and General Manager, First Data Corporation-Investor Services Group prior thereto.

Scott M. Gilman,* Age 38, One New York Plaza, New York, New York 10004. Treasurer. Director, Mutual Funds Administration, GSAM since April 1994.
---------
Assistant Treasurer of Goldman Sachs Funds Management, Inc. since March 1993. Vice President, Goldman Sachs since March, 1990.

John M. Perlowski,* Age 32, One New York Plaza, New York, New York 10004. Assistant Treasurer. Vice President, Goldman, Sachs & Co., since July 1995.
-------------------
Director/Fund Accounting & Custody, Investors Bank & Trust Co., November 1993 to July 1995. Formerly, Manager, Audit Division, Arthur Andersen, September 1986 to November 1993.

Michael J. Richman,* Age 37, 85 Broad Street, New York, New York 10004. Secretary. General Counsel of GSAM since December 1997; Vice President and
---------
Assistant General Counsel of Goldman Sachs since June 1992; Counsel to the Funds Group, GSAM since June 1992; Partner, Hale and Dorr from September 1991 to June 1992.

Howard B. Surloff,* Age 32, 85 Broad Street, New York, New York 10004. Assistant
                                                                       ---------
Secretary. Assistant General Counsel, Goldman Sachs Asset Management and
---------
Associate General Counsel to the Funds Group since December 1997; Vice President and Assistant General Counsel, Goldman Sachs since November 1993 and May 1994, respectively; Counsel to the Funds Group, GSAM since November 1993; Associate of Shereff, Friedman, Hoffman & Goodman, LLP prior thereto.

Valerie A. Zondorak,* Age 32, 85 Broad Street, New York, New York 10004. Assistant Secretary. Assistant General Counsel, Goldman Sachs Asset Management
--------------------
and Associate General Counsel to the Funds Group since December 1997; Vice President, Goldman Sachs (since March 1997); Counsel to the Funds Group, GSAM (since March 1997); Associate of Shereff, Friedman, Hoffman & Goodman, LLP (prior thereto).

Steven E. Hartstein*, Age 33, 85 Broad Street, New York, New York 10004. Assistant Secretary. Legal Products Analyst, Goldman Sachs since June 1993;
-------------------
Funds Compliance Officer, Citibank Global Asset Management from August 1991 to June 1993); Legal Assistant, Brown & Wood prior thereto.

Deborah A. Farrell*, Age 26, 85 Broad Street, New York, New York 10004. Assistant Secretary. Administrative Assistant, Goldman Sachs from January 1996
-------------------
to Present. Secretary at Cleary, Gottlieb, Stein and Hamilton from September 1990 to January 1994.

Kaysie P. Uniacke*, Age 36, One New York Plaza, New York, New York 10004. Assistant Secretary. Managing Director, Goldman Sachs since December 1997; Vice
-------------------
President and Senior Portfolio Manager, GSAM since 1988.

Elizabeth D. Anderson*, Age 28, One New York Plaza, New York, New York 10004. Assistant Secretary. Portfolio Manager, GSAM since April 1996; Junior Portfolio
-------------------
Manager, Goldman Sachs 1995-1996. Funds Trading Assistant, GSAM 1993-1995. Compliance Analyst, Prudential Insurance, from 1991 to 1993.

     The Trustees and officers of the Trust hold comparable positions with certain other investment companies of which Goldman Sachs, GSAM or GSFM is the investment adviser, administrator and/or distributor. As of February 1, 1998, the Trustees and officers as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended October 31, 1997:


                                                                       Total
                                                  Retirement        Compensation
                                Pension or         Benefits         from Goldman
                                 Aggregate        Accrued as        Sachs Trust
                               Compensation         Part of        (including the
                                 from the           Trust's           Funds)/2/
                                  Funds/1/         Expenses      ------------------
                             -----------------  ---------------
Name of Trustees

Ashok N. Bakhru                         $4,688               $0             $93,750
David B. Ford                                0                0                   0
Douglas C. Grip                              0                0                   0
Mary P. McPherson                        3,525                0              70,500

Alan A. Shuch                                0                0                   0
Jackson W. Smart                         3,525                0              70,500
William H. Springer                      3,525                0              70,500
Richard P. Strubel                       3,525                0              70,500

--------------------
1    Reflects amount paid by Goldman Sachs Trust, a Delaware business trust, during fiscal year ended October 31, 1997.

2    Goldman Sachs Trust consisted of 36 mutual funds, including eight fixed-income Funds, on October 31, 1997.

INVESTMENT ADVISERS
-------------------

     GSAM, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to Municipal Income Fund, Government Income Fund, Short Duration Tax-Free Fund, High Yield Fund and Core Fixed Income pursuant to a management agreement. GSFM, One New York Plaza, New York, New York 10004, serves as the investment adviser to Adjustable Rate Government Fund and Short Duration Government Fund pursuant to a management agreement. GSFM, a Delaware limited partnership, is an affiliate of Goldman Sachs. GSAMI, 133 Peterborough Court, London EC4A 2BB, England, serves as investment adviser to Global Income Fund pursuant to a management agreement. As a company with unlimited liability under the laws of England, GSAMI is regulated by the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, in the conduct of its investment advisory business. See "MANAGEMENT" in the Funds' Prospectuses for a description of the applicable Adviser's duties as investment adviser.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York and has offices throughout the United States and in Beijing, Brazil, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico, Milan, Montreal, Osaka, Paris, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Advisers are able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $200 million, Goldman Sachs' Investment Research Department covers approximately 2,000 companies, including approximately 1,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. The Advisers manage money for some of the world's largest institutional investors.

     For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios. For example, Goldman Sachs' options evaluation model analyzes each security's term, coupon and call option, providing an overall analysis of the security's value relative to its interest risk.

     In planning the Tax Exempt Funds' strategies, the portfolio managers also evaluate and monitor individual issues by using analytical techniques that have traditionally been applied to corporate bonds and Mortgage-Backed Securities. In particular, the Adviser's embedded option valuation model provides a picture of an individual security's relative value and the portfolio's overall interest rate risk. By constantly reviewing the positions of securities within the portfolio, the Adviser looks for opportunities to enhance the Tax Exempt Funds' yields by fine-tuning the portfolio, using quantitative tools designed for municipal portfolio management. The Adviser, which managed approximately $3 billion in tax-free securities in 1996, has assembled an experienced team of professionals for selection of the Tax Exempt Funds' portfolio securities.

     In structuring Adjustable Rate Government Fund's and Short Duration Government Fund's respective securities portfolio, the Adviser will review the existing overall economic and mortgage market trends. The Adviser will then study yield spreads, the implied volatility and the shape of the yield curve. The Adviser will then apply this analysis to a list of eligible securities that meet the respective Fund's investment guidelines. With respect to Adjustable Rate Government Fund, this analysis is used to plan a two-part portfolio, which will consist of a "Core Fixed Income" portfolio of ARMs and a "relative value" portfolio of other mortgage assets that can enhance portfolio returns and lower risk (such as investments in CMO floating-rate tranches and interest only stripped Mortgage-Backed Securities).

     With respect to Adjustable Rate Government Fund, Government Income Fund, Short Duration Government Fund, High Yield Fund and Core Fixed Income, the applicable Adviser expects to utilize Goldman Sachs' sophisticated option-adjusted analytics to help make strategic asset allocations within the markets for U.S. government, Mortgage-Backed and other securities and to employ this technology periodically to re-evaluate the Funds' investments as market conditions change. Goldman Sachs has also developed a prepayment model designed to estimate mortgage prepayments and cash flows under different interest rate scenarios. Because a Mortgage-Backed Security incorporates the borrower's right to prepay the mortgage, the Advisers use a sophisticated option-adjusted spread (OAS) model to measure expected returns. A security's OAS is a function of the level and shape of the yield curve, volatility and the applicable Adviser's expectation of how a change in interest rates will affect prepayment levels. Since the OAS model assumes a relationship between prepayments and interest rates, the Advisers consider it a better way to measure a security's expected return and absolute and relative values than yield to maturity. In using OAS technology, the Advisers will first evaluate the absolute level of a security's OAS considering its liquidity and its interest rate, volatility and prepayment sensitivity. The Advisers will then analyze its value relative to alternative investments and to its own investments. The Advisers will also measure a security's interest rate risk by computing an option adjusted duration (OAD). The Advisers believe a security's OAD is a better measurement of its price sensitivity than cash flow duration, which systematically misstates portfolio duration. The Advisers also evaluate returns for different mortgage market sectors and evaluate the credit risk of individual securities. This sophisticated technical analysis allows the Advisers to develop portfolio and trading strategies using Mortgage-Backed Securities that are believed to be superior investments on a risk-adjusted basis and which provide the flexibility to meet the respective Fund's duration targets and cash flow pattern requirements.

     Because the OAS is adjusted for the differing characteristics of the underlying securities, the OAS of different Mortgage-Backed Securities can be compared directly as an indication of their relative value in the market. The Advisers also expect to use OAS-based pricing methods to calculate projected security returns under different, discrete interest rate scenarios, and Goldman Sachs' proprietary prepayment model to generate yield estimates under these scenarios. The OAS, scenario returns, expected returns, and yields of securities in the mortgage market can be combined and analyzed in an optimal risk-return matching framework.

     The Advisers will use OAS analytics to choose what they believe is an appropriate portfolio of investments for Adjustable Rate Government Fund, Government Income Fund, Short Duration Government Fund and Core Fixed Income from a universe of eligible investments. In connection with initial portfolio selections, in addition to using OAS analytics as an aid to meeting each Fund's particular composition and performance targets, the Advisers will also take into account important market criteria like the available supply and relative liquidity of various mortgage securities in structuring the portfolio.

     The Advisers also expect to use OAS analytics to evaluate the mortgage market on an ongoing basis. Changes in the relative value of various Mortgage-Backed Securities could suggest tactical trading opportunities for the Funds. The Advisers will have access to both current market analysis as well as historical information on the relative value relationships among different Mortgage-Backed Securities. Current market analysis and historical information is available in the Goldman Sachs database for most actively traded Mortgage-Backed Securities.

     Goldman Sachs has agreed to provide the Advisers, on a non- exclusive basis, use of its mortgage prepayment model, OAS model and any other proprietary services which it now has or may develop, to the extent such services are made available to other similar customers. Use of these services by the Advisers with respect to a Fund does not preclude Goldman Sachs from providing these services to third parties or using such services as a basis for trading for its own account or the account of others.

     The fixed-income research capabilities of Goldman Sachs available to the Advisers include the Goldman Sachs Fixed Income Research Department and the Credit Department. The Fixed Income Research Department monitors developments in U.S. and foreign fixed-income markets, assesses the outlooks for various sectors of the markets and provides relative value comparisons, as well as analyzes trading opportunities within and across market sectors. The Fixed Income Research Department is at the forefront in developing and using computer-based tools for analyzing fixed- income securities and markets, developing new fixed income products and structuring portfolio strategies for investment policy and tactical asset allocation decisions. The Credit Department tracks specific governments, regions and industries and from time to time may review the credit quality of a Fund's investments.

     In addition to fixed-income research and credit research, the Advisers in managing Global Income Fund are supported by Goldman Sachs' economics research. The Economics Research Department, based in London, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movements worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; International Government Bond Market 1993-1995; and Currency Movements 1986-1993.

     In allocating assets in the Global Income Fund's portfolio among currencies, the Adviser will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, the Adviser will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with Goldman Sachs' research professionals' expectations to produce an optimal currency and asset allocation for the level of risk suitable for the Fund's investment objective and criteria.

     Each Fund's management agreement (the "Management Agreements") was most recently approved by the Trustees of the Trust, including a majority of the Trustees of the Trust who are not parties to such agreements or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 23, 1997. The applicable Fund's Management Agreement was approved by the shareholders of Adjustable Rate Government Fund on October 30, 1991, the shareholders of Short Duration Government Fund on March 27, 1989, the sole initial shareholder of Short Duration Tax-Free Fund on September 25, 1992, the sole initial shareholder of Core Fixed Income on October 29, 1993, and the shareholders of each other Fund on April 21, 1997. Each Management Agreement will remain in effect until June 30, 1998 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees of the Trust, and (b) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

     Each Management Agreement will terminate automatically if assigned (as defined in the Act). Each Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of a Fund on 60 days' written notice to the applicable Adviser or by the Adviser on 60 days' written notice of the Trust.

     The Management Agreements provide that GSAM, GSFM and GSAMI, in their capacity as advisers may each render similar services to others so long as the services under the Management Agreements are not impaired thereby. Pursuant to the Management Agreements, the Advisers are entitled to receive the fee set forth below and the Advisers are currently limiting the fee to the rate set forth below:

                                                   Rate for Period or
                                 Contractual           Year Ended
             Fund                   Rate**          October 31, 1997
------------------------------  --------------  ------------------------

GSAM
  Municipal Income                        .55%                      .55%
  Government Income*                      .65%                      .25%
  Short Duration Tax-Free                 .40%                      .40%
  Core Fixed Income                       .40%                      .40%
  High Yield                              .70%                      .65%

GSFM
  Short Duration Government*              .50%                      .40%
  Adjustable Rate Government              .40%                      .40%

GSAMI                                     .90%                      .59%
  Global Income

_____________________

*Effective March 1, 1998, the management fee for the Short Duration Government and Government Income Funds will be equal to 0.50% and 0.65%, respectively.

** With respect to the Government Income, Municipal Income and Global Income Funds, a Management Agreement combining both advisory and administration services (and subadvisory services in the case of Global Income Fund) was adopted effective April 30, 1997. The Management Agreements for the other Funds previously combined such services. The contractual rate set forth in the table is the rate payable under the Management Agreements (and, in the case of Government Income, Municipal Income and Global Income Funds, is identical to the aggregate advisory, subadvisory and administration fee rate payable by such Funds under the previously separate investment advisory, subadvisory and administration agreements). For the fiscal year ended October 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations).

     For the fiscal years ended October 31, 1997, 1996 and 1995, the amounts of the investment advisory and administration fees incurred by each Fund then in existence were as follows:



                                           1997             1996            1995
                                           ----             ----            ----
Adjustable Rate Government              $2,293,118      $2,535,709      $2,947,492
Short Duration Government(1)               422,632         411,360         517,091
Short Duration Tax-Free                    144,157         169,796         260,970
Core Fixed Income                          334,580         246,568         137,158
Global Income(2)(5)                      1,415,050       1,117,226         706,460
Government Income(3)(5)                    134,628          74,060          44,037
Municipal Income(4)                        320,868         211,283         154,707
High Yield(6)                              407,474           N/A             N/A

_________________________

(1) Had expense limitations not been in effect, Short Duration Government Fund would have paid advisory fees of $528,290, $514,200 and $646,364 respectively, for such years.

(2) For the same periods, Global Income Fund paid GSAMI subadvisory fees of $0, $837,920 and $1,412,921, respectively. If expense limitations had not been in effect, Global Income Fund would have paid advisory and subadvisory fees of $2,158,925 for the year ended October 31, 1997 and $1,474,204 and $491,401, respectively, for the year ended October 31, 1996 and $789,127 and $1,578,254, respectively, for the year ended October 31, 1995.

(3) Had expense limitations not been in effect, Government Income Fund would have paid advisory fees of $350,034, $148,120 and $101,737 respectively, for such years.

(4) Had expense limitations not been in effect for the year ended October 31, 1995, Municipal Income Fund would have paid advisory fees of $200,207 for the year.

(5) Reflects combined fees under separate investment advisory and administration agreements which were combined in a Management Agreement effective May 1, 1997.

(6) High Yield Fund commenced operations on August 1, 1997. Had expense limitations not been in effect, High Yield Fund would have paid $438,819 for the period.

     The fees and services under the Investment Advisory and Administration Agreements are identical to the fees and services under the Management Agreement.

     Each Adviser performs administrative services for the applicable Funds under the Management Agreement. Such administrative services include, subject to the general supervision of the Trustees of the Trust, (a) providing supervision of all aspects of the Funds' non-investment operations (other than certain operations performed by others pursuant to agreements with the Funds), (b) providing the Funds, to the extent not provided pursuant to the agreement with the Trust's custodian, transfer and dividend disbursing agent or agreements with other institutions, with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds, (c) arranging, to the extent not provided pursuant to such agreements, for the preparation, at the Funds' expense, of each Fund's tax returns, reports to shareholders, periodic updating of the Funds' prospectuses and statements of additional information, and reports filed with the SEC and other regulatory authorities, (d) providing the Funds, to the extent not provided pursuant to such agreements, with adequate office space and certain related office equipment and services, and (e) maintaining all of the Funds' records other than those maintained pursuant to such agreements.

     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER  ACCOUNTS MANAGED
     --------------------------------------------------------------------------
BY GOLDMAN SACHS.  The involvement of the Advisers and Goldman Sachs and their
----------------
affiliates, in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed-income markets, in each case on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Funds invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion of such entitles to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers, and/or their affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which, or in securities of issuers for which, the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities, but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities, currencies and investments similar to those in which the Fund invests.

     Also, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities.

     The Advisers may enter into transactions and invest in instruments and, in the case of Global Income, High Yield and Core Fixed Income Funds, currencies on behalf of the applicable Funds in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Funds, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities currencies or instruments of which may be those in which the Funds invest or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter into transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interest of the Funds. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arm's-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on a Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

DISTRIBUTOR AND TRANSFER AGENT
------------------------------

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust. Pursuant to the distribution agreement, after the Funds' Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs has entered into sales agreements with certain investment dealers and financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A, Class B and Class C Shares of each of the Funds that offer such classes of shares. Goldman Sachs receives a portion of the sales load imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal year ended October 31, 1995. No Class C Shares were outstanding during the fiscal years ended October 31, 1995 and 1996. Goldman Sachs retained approximately the following combined commissions on sales of Class A, B and C Shares during the following periods:

                                       1997          1996         1995
                                   -------------  -----------  ----------

Adjustable Rate Government(1)         $  156,000      $79,000     $40,000
Municipal Income(2)                       57,000       24,900      48,000
Government Income(2)                     193,000       17,300      22,000
Global Income(2)                         176,000       52,600      15,000
Short Duration Government(3)              63,000         N/A         N/A
Short Duration Tax-Free(3)                 6,000         N/A         N/A
Core Fixed Income(3)                      14,000         N/A         N/A
High Yield(3)                          3,194,000         N/A         N/A

_____________________

(1)  The Adjustable Rate Government Fund does not offer Class B and C
     Shares.

(2) Prior to May 1, 1996 and August 15, 1997, the Municipal Income, Government Income and Global Income Funds did not offer Class B and Class C Shares respectively.

(3) Prior to May 1, 1996 and August 15, 1997, Short Duration, Short Duration Tax-Free, and Core Fixed Income Funds did not offer Class A and B and C Shares, respectively. High Yield Fund commenced operations on August 1, 1997 with the exception of Class C Shares which commenced August 15, 1997.

     Goldman Sachs serves as the Trust's transfer and dividend disbursing agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust with respect to each Fund to (i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements,
(iii) provide certain information to the Trust's custodian and the relevant subcustodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information, (vii) provide shareholders and certain regulatory authorities with tax-related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services.

     As compensation for the services rendered to the Trust by Goldman Sachs as transfer and dividend disbursing agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs received fees for the fiscal years ended October 31, 1997, 1996 and 1995 by each Fund then in existence as follows:

Fund                                     1997          1996          1995
-------------------------------      --------      --------      --------

Adjustable Rate Government           $272,449      $278,337      $306,662
Short Duration Government              77,989             0             0
Short Duration Tax-Free                61,185        16,980        26,098
Core Fixed Income                      85,882        24,657        13,716
Global Income                         106,886       121,212       106,764
Municipal Income                      152,152        90,284        63,695
Government Income Fund                163,181        72,237        94,095
High Yield Fund(1)                     27,280          N/A           N/A

________________________

(1)  High Yield Fund commenced operations on August 1, 1997.

     The foregoing distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services each provides thereunder to the Funds are not impaired thereby. Each such agreement also provides that the Trust will indemnify Goldman Sachs against certain liabilities.

EXPENSES
--------

     Except as set forth in the Prospectuses under "MANAGEMENT" the Trust, on behalf of each Fund, is responsible for the payment of each Fund's respective expenses. The expenses borne by the outstanding classes of each Fund include, without limitation, the fees payable to the Adviser, the fees and expenses of the Trust's custodian, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs, or its affiliates, with respect to the Trust), expenses of preparing and setting in type Prospectuses, Additional Statements, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, fees under any distribution, authorized dealer service, administration or service plans applicable to a particular class, any compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

     The Advisers voluntarily have agreed to reduce or otherwise limit certain Other Expenses (excluding management fees, fees payable under administration, distribution, service and authorized dealer service plans, taxes, interest, brokerage fees and litigation, indemnification, transfer agency fees in the case of Global Income Fund and High Yield Fund and other extraordinary expenses) to the following percentage of each Fund's average daily net assets:

Short Duration Government Fund                  0.05%
Municipal Income Fund                           0.05%
Government Income Fund                          0.00%
Short Duration Tax-Free Fund                    0.05%
Core Fixed Income                               0.05%
Global Income Fund                              0.06%
High Yield Fund                                 0.14%

     Such reductions or limits are calculated monthly on a cumulative basis. Although the Advisers have no current intention of modifying or discontinuing such expense limitations or the limitations on the management fees, described above under "Management -- Investment Advisers," each may do so in the future at its discretion. For the fiscal years ended October 31, 1997,

October 31, 1996 and October 31, 1995, Other Expenses of each Fund were reduced by the Advisers in the following amounts:



                                  1997           1996           1995
                              -------------  -------------  -------------
Adjustable Rate Government         $191,739       $386,863       $551,405
Short Duration Government           285,329        169,069        219,994
Short Duration Tax-Free             282,291        238,097        213,139
Core Fixed Income                   311,343        233,065        176,469
Municipal Income                    299,884        238,203        196,265
Government Income                   364,989        219,091        242,036
Global Income                       223,969        337,079         70,195
High Yield*                         200,097          N/A            N/A

______________________

*    High Yield Fund commenced operations on August 1, 1997.

     Fees and expenses of legal counsel, registering shares of each Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the costs incurred by the Advisers in performing certain accounting services not being provided by the Trust's custodian.

CUSTODIAN AND SUB-CUSTODIANS
----------------------------

     State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust in foreign countries and to hold cash and currencies for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------

     Arthur Andersen LLP, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

                            PORTFOLIO TRANSACTIONS

     The portfolio transactions for the Funds are generally effected at a net price without a broker's commission (i.e., a dealer is dealing with a Fund as principal and receives compensation equal to the spread between the dealer's cost for a given security and the resale price of such security). In certain foreign countries, debt securities in which the Global Income Fund, Core Fixed Income and High Yield Funds may invest are traded on exchanges at fixed commission rates. In connection with portfolio transactions, the Management Agreement provides that the Advisers shall attempt to obtain the best net price and the most favorable execution. The Management Agreement provides that, on occasions when an Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Advisers or an affiliate act as investment adviser), a Fund, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the applicable Fund and such other customers. In some instances, this procedure may adversely affect the size and price of the position obtainable for a Fund. The Management Agreement permits each Adviser, in its discretion, to purchase and sell portfolio securities to and from dealers who provide the Trust with brokerage or research services in which dealers may execute brokerage transactions at a higher cost to the Fund. Brokerage and research services furnished by firms through which the Fund's effect their securities transactions may be used by the Advisers in servicing other accounts and not all of these services may be used by the Adviser in connection with the specific Fund generating the brokerage credits. The fees received under the Management Agreement are not reduced by reason of the Adviser receiving such brokerage and research services. In addition, in selecting brokers and dealers, the Advisers may take into account sales of shares of the Funds and other funds in the Goldman Sachs Group of Funds by such brokers and dealers.

     For the fiscal year ended October 31, 1995, the Funds then in existence paid no brokerage commissions.

For the fiscal year ended October 31, 1996, the Funds then in existence paid brokerage commissions as follows:



                                                    Total               Total                Brokerage
                                                  Brokerage           Amount of             Commissions
                                     Total       Commissions         Transaction               Paid
                                   Brokerage       Paid to            on which              to Brokers
                                  Commissions    Affiliated          Commissions             Providing
                                     Paid          Persons              Paid/3/              Research
                                  ===========  ================= =====================      ===========

Fiscal Year Ended
October 31, 1996:

Adjustable Rate Fund                 $108,000  $108,000(100%)/1/  $2,121,317,579(100%)/2/         $N/A

Short Duration Government Fund         24,000    24,000(100%)/1/     447,205,928(100%)/2/          N/A

Short Duration Tax-Free Fund            1,000     1,000(100%)/1/       8,559,280(100%)/2/          N/A

Core Fixed Income Fund                  4,000     4,000(100%)/1/      43,548,299(100%)/2/          N/A

Government Income Fund                  1,200     1,200(100%)/1/      24,437,288(100%)/2/          N/A

Municipal Income Fund                   2,750     2,750(100%)/1/      51,101,625(100%)/2/          N/A

_______________________________
1    Percentage of total commissions paid.

2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

3    Refers to Market Value of Futures Contracts.

For the fiscal year ended October 31, 1997, the Funds then in existence paid brokerage commissions as follows:





                                                    Total               Total              Brokerage
                                                  Brokerage           Amount of           Commissions
                                     Total       Commissions         Transaction             Paid
                                   Brokerage       Paid to            on which            to Brokers
                                  Commissions    Affiliated          Commissions           Providing
                                     Paid          Persons              Paid/3/             Research
                                  ===========  =================  ===================     ===========

Fiscal Year Ended
October 31, 1997:

Adjustable Rate Fund                  $61,000   $61,000(100%)/1/  $739,605,010(100%)/2/         $N/A

Short Duration Government Fund         19,000    19,000(100%)/1/   494,733,847(100%)/2/          N/A

Core Fixed Income Fund                  3,000     3,000(100%)/1/     8,429,994(100%)/2/          N/A

Government Income Fund                  2,400     2,400(100%)/1/    26,765,840(100%)/2/          N/A

Municipal Income Fund                   1,800     1,800(100%)/1/    33,112,625(100%)/2/          N/A

_______________________________

1    Percentage of total commissions paid.

2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

3    Refers to Market Value of Futures Contracts.

     During the fiscal year ended October 31, 1997, the Funds acquired and sold securities of their regular broker-dealers: Smith Barnery, Inc., Lehman Brothers, Inc., Salomon Brothers, Inc., Merrill Lynch, Dresdner Bank, Sanwa Securities, J.P. Morgan & Co., Inc., Bear Stearns & Co., Nomura Securities and Morgan Stanley & Co.

     At October 31, 1997, Short Duration Tax-Free Fund and Municipal Income Fund held no securities of their regular broker-dealers. As of the same date, Short Duration Government Fund, Global Income Fund, Adjustable Rate Government Fund, Government Income Fund, Core Fixed Income and High Yield Fund held the following amounts of securities of their regular broker-dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands): Short Duration Government
Fund: Lehman Brothers, Inc. ($1,350), Nomura Securities ($1,680) and Bear Stearns ($1,680); Global Income: Morgan Stanley ($681); Adjustable Rate Government Fund: Lehman Brothers, Inc. ($1,856), Bear Stearns ($2,310) and Nomura Securities ($2,310); Government Income Fund: Lehman Brothers, Inc. ($6,209), Nomura Securities ($8,100), Bear Stearns ($7,200); Salomon Brothers ($959); J.P. Morgan & Co. ($523); Morgan Stanley & Co. ($524) and Merrill Lynch ($2,240); Core Fixed Income: Lehman Brothers, Inc. ($7,143), Nomura Securities ($8,100), Bear Stearns ($8,100), J.P. Morgan ($1,046) and Morgan Stanley & Co. ($943). High Yield Fund: Bear Stearns ($2,580) and Lehman Brothers, Inc. ($2,073).

                              SHARES OF THE TRUST

     The Funds were reorganized from series of a Massachusetts business trust as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997 on April 30, 1997.

     The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. The Trustees have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have authorized: (i) the issuance of six classes of shares of Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income:
Institutional Shares, Administration Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares; (ii) the issuance of four classes of shares of Adjustable Rate Government Fund: Institutional Shares, Administration Shares, Service Shares and Class A Shares; and (iii) the issuance of five classes of shares of Global Income Fund, Government Income Fund, Municipal Income Fund and High Yield Fund: Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares. As of October 31, 1997, no Service Shares of the Adjustable Rate Government Fund were outstanding; no Class A, Class B or Class C Shares of Short Duration Government Fund, Short Duration Tax-Free

Fund and Core Fixed Income were outstanding; no Class C Shares of Government Income Fund and Municipal Income Fund were outstanding; and no shares of High Yield Fund were outstanding.

     Each Institutional Share, Administration Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Administration and Service Plans are borne exclusively by Administration and Service Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by Class A, Class B or Class C Shares than Institutional, Administration and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

     Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers.

     Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Administration Shares. Administration Shares bear the cost of account administration fees at the annual rate of up to 0.25% of the average daily net assets of such Administration Shares.

     Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

     Class A Shares are sold, with an initial sales charge, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares of the Funds bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of average daily net assets attributable to Class A Shares.

     Class B Shares of the Funds are sold subject to a contingent deferred sales charge through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B shares. Class B shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B shares.

     Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

     It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Administration, Service, Class A, Class B and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be in the same amount, except for differences caused by the fact that the respective account administration, service, authorized dealer service plan and distribution fees relating to a particular class will be borne exclusively by that class. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

     Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     When issued, each Fund's shares are fully paid and non- assessable by the Trust. In the event of liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

     As of February 1, 1998, the following entities and persons beneficially owned 5% or more of the outstanding shares of the following funds: Adjustable Rate Government Fund -- First Trust of New York, 100 Wall Street, Suite 1600, New York, NY (14.19%); State Treasurer/Nebraska Investment Council, 841 "O" Street, Suite 500, Lincoln, NE 68508 (8.08%); First Security Bank of Idaho FBO, Idaho Housing Agency, P.O. Box 30007, Salt Lake City, UT 84130 (7.55%); Meadows Foundation Inc., 3003 Swiss Avenue, Dallas, TX 75204 (5.15%); Regents of the University of Minnesota, 100 Church Street SE, Room 311A, Minneapolis, MN 55455 (5.08%); Short Duration Government Fund -- Central Carolina Bank & Trust Co., P.O. Box 931, Durham, NC 27702, (6.10%); State Street Bank & Trust Co., (29.64%); P.O. Box 1992, Boston, MA 02105 (24.69%); Richfield Bank & Trust Co.,
Kirchbak Co., 6625 Lyndale Avenue South, Richfield, MN 55423 (5.50%); Norwest Bank Iowa NA, P.O. Box 1450 NW 8477, Minneapolis, MN 55480 (6.65%); Short Duration Tax-Free Fund -- Donald R. Gant, Partner, Goldman, Sachs & Co., 85 Broad Street, 22nd Floor, New York, NY 10004 (15.20%); K-G, Inc., 166 Oak Knoll Terrace, Highland Park, IL 60035 (8.97%); Lafayette American Bank c/o Hubco, 1000 MacArthur Blvd., Mahwah, NJ 07430 (7.34%); Nelda Start, P.O. Box 909, Orange, TX 77631-0909 (6.62%); Government Income Fund -- Frontier Trust Co., Inc. TR, FBO Dade County Public Schools, 1720 S. Gadsden Street, Tallahassee, FL 32301-5547 (5.4%); Core Fixed Income -- Local 234 Electric Workers Retirement Fund, 10300 Merritt Street, Castroville, CA 95012 (5.29%); Vinson and Elkins Pension Plan c/o Banc One, 910 Travis Street, FL 6, Houston, TX 77002-5802 (7.88%); Vinson and Elkins Lawyers, Retirement Plan, Texas Commerce Bank N.A., P.O. Box 2550, Houston, TX 77252 (25.48%) Norwest Bank Iowa, P.O. Box 1450 NW 8477, Minneapolis, MN 55480 (5.25%); Global Income Fund -- First National Bank North Dakota, P.O. Box 6001, Grand Forks, ND 58206-6001 (5.4%); State Street Bank and Trust, GS Profit Sharing Master Trust, P.O. Box 1992, Boston, MA 02105-1992 (15.9%).

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act, applicable state law or otherwise to the holders of the outstanding voting securities of an investment company (such as the Trust) shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of Trustees from the separate voting requirements of Rule 18f-2.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

     The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

     The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

     The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of a obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders is remote.

     In addition to the requirement under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                                 NET ASSET VALUE

     Under the Act, the Trustees of the Trust are responsible for determining in good faith the fair value of securities of the Funds. In accordance with procedures adopted by the Trustees of the Trust, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund (assets, including securities at value, minus liabilities) and dividing by the number of outstanding shares of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each Business Day (as defined in each Fund's Prospectus).

     For the purpose of calculating the net asset value of the Funds, investments are valued under valuation procedures established by the Trustees. Portfolio securities, other than money market instruments for which accurate market quotations are readily available are valued as follows: (a) via electronic feeds to the custodian bank containing dealer-supplied bid quotations or bid quotations from a nationally recognized pricing service; (b) securities for which the custodian bank is unable to obtain an external price or with respect to which the Adviser believes an external price does not reflect accurate market values, will be valued by the Adviser in good faith based on valuation models that take into account daily spread and yield changes on government securities (i.e., matrix pricing); (c) overnight repurchase agreements will be valued by the Adviser at cost; (d) term repurchase agreements (i.e., those whose maturity exceeds seven days) and interest rate swaps, caps, collars and floors will be valued at the average of the bid quotations obtained daily from at least one dealer; (e) debt securities with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost, which the Trustees have determined to approximate fair value; (f) spot and forward foreign currency exchange contracts will be valued using a pricing service such as Reuters (if quotations are unavailable from a pricing service or, if the quotations by the Adviser are believed to be inaccurate, the contracts will be valued by calculating the mean between the last bid and asked quotations supplied by at least one independent dealers in such contracts); (g) exchange-traded options and futures contracts will be valued by the custodian bank at the last sale price on the exchange where such contracts and options are principally traded; and (h) over-the-counter options will be valued by a broker identified by the portfolio manager/trader.

     In addition, portfolio securities of the Global Income Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded will be valued at the mean between the closing bid and asked prices, or if closing bid and asked prices are not available, at the exchange defined close price on the exchange or system in which such securities are principally traded. If the relevant exchange or system has not closed by the time for determining the Fund's net asset value; the securities will be valued at the mean between the bid and asked prices at the time the net asset value is determined. Over-the-counter securities not quoted on NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices.

     All other securities, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate; will be valued at fair value as stated in the valuation procedures which were approved by the Board of Trustees.

     Money market instruments held by a Fund with a remaining maturity of sixty days or less will be valued by the amortized cost method, which the Trustees have determined approximates market value.

     The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at current exchange rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.

     Generally, trading in foreign securities is substantially completed each day at various times prior to the time the Global Income, Core Fixed Income and High Yield Funds calculate their net asset value. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the calculation of net asset value which will not be reflected in the computation of the Fund's net asset value unless the Trustees deem that such event would materially affect the net asset value, in which case an adjustment may be made.

                                 TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in the Funds. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. This summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.

GENERAL
-------

     Each series of the Trust, including each Fund, is a separate taxable entity. Each Fund has qualified and elected or intends to qualify and elect to be treated and intends to continue to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income (including tax-exempt interest) for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities, or foreign currencies or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) a Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government Securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than United States Government Securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

     Future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to Core Fixed Income's or Global Income Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward contracts for purposes other than hedging currency risk with respect to securities in Core Fixed Income's or Global Income Fund's portfolio or anticipated to be acquired may not qualify as "directly related" under these tests.

     As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains, and any other taxable income other than "net capital gain" as defined below and is reduced by deductible expenses) and at least 90% of the excess of its gross tax-exempt interest income, if any, over certain disallowed deductions ("net tax-exempt interest"). A Fund may retain for investment its "net capital gain" (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, that Fund may designate the retained amount as undistributed net capital gain in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by that Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income (if any), net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as Global Income Fund or Core Fixed Income and may therefore make it more difficult for Global Income Fund or Core Fixed Income to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, Global Income Fund and Core Fixed Income generally expect to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, its net tax-exempt interest (if any) may be subject to the alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. At October 31, 1997, the Funds had approximately the following amounts of capital loss carry forwards:



                                                          Years of
                                     Amount              Expiration
                              --------------------  --------------------
Adjustable Rate Government             $49,069,000        2000-2004
Short Duration Government               14,144,000        2002-2004
Short Duration Tax-Free                  4,058,000        2002-2003
Municipal Income                           641,973           2004

     These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

     In order to avoid a 4% federal excise tax, each Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which the Fund did not pay federal income tax. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax.

     For federal income tax purposes, dividends declared by a Fund in October, November or December as of a record date in such a month that are actually paid in January of the following year will be treated as if they were received by shareholders on December 31 of the year declared.

     The Tax Exempt Funds may purchase Municipal Securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." The Tax Exempt Funds may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities that are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available. Additionally, the Tax Exempt Funds may purchase beneficial interests in Municipal Securities held by trusts, custodial arrangements or partnerships and/or combined with third-party puts and other types of features such as interest rate swaps; those investments may require the Fund to pay "tender fees" or other fees for the various features provided.

     The Internal Revenue Service (the "Service") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Tax Exempt Funds intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or other third party put and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees paid by these Funds, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Tax Exempt Funds' portfolios in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gain and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, that Fund may be required to defer the recognition of losses on futures or forward contracts and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by the Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund's distributions to shareholders. Certain tax elections may be available to the Funds to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by Core Fixed Income and Global Income Fund. Under these rules, foreign exchange gain or loss realized by Core Fixed Income or Global Income Fund with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foreign currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of Core Fixed Income's, High Yield Fund's or Global Income Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

     Core Fixed Income, Global Income, and High Yield Funds may be subject to foreign taxes on income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Because more than 50% of Global Income Fund's total assets at the close of any taxable year will generally consist of stock or securities of foreign corporations, Global Income Fund will generally qualify to file an election with the Internal Revenue Service pursuant to which shareholders of Global Income Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by Global Income Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Global Income Fund may or may not make this election for any particular taxable year. Core Fixed Income and High Yield Funds will not satisfy the 50% requirement described above and, therefore, will not make this election. Core Fixed Income and High Yield Funds and, if it does not make the election, Global Income Fund will, however, be entitled to deduct such taxes in computing the amounts they are required to distribute.

     If Global Income Fund makes this election, its shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by Global Income Fund, although such shareholders will be required to include their shares of such taxes in gross income if Global Income Fund makes the election referred to above.

     If a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder as a result of any such election by Global Income Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by Global Income Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of Global Income Fund may not be able to claim a credit for the full amount of their proportionate shares of the foreign taxes paid by the Fund.

     Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that Global Income Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign income taxes paid by Global Income Fund and (ii) the portion of Fund dividends which represents income from each foreign country.

     If Core Fixed Income, Global Income or High Yield Funds acquire stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies") Core Fixed Income, Global Income or High Yield Funds could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of such stock in such companies, even if all income or gain actually received by Core Fixed Income, Global Income or High Yield Funds is timely distributed to its shareholders. Core Fixed Income, Global Income or High Yield Funds would not be able to pass through to their shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require Core Fixed Income, Global Income or High Yield Funds to recognize taxable income or gain without the concurrent receipt of cash. Core Fixed Income, Global Income or High Yield Funds may limit and/or manage their holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     A Fund's investment in zero coupon securities, deferred interest securities, capital appreciation bonds or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark-to-market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     The federal income tax rules applicable to mortgage dollar rolls and interest rate and currency swaps, floors, caps and collars are unclear in certain respects, and a Fund may also be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.

TAXABLE U.S. SHAREHOLDERS  DISTRIBUTIONS

     TAX EXEMPT FUNDS. Each Tax Exempt Fund expects to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the applicable Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in Municipal Securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing Municipal Securities, each Tax Exempt Fund intends to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Tax Exempt Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued.
In that event, a portion of a Tax Exempt Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of a Tax Exempt Fund's portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar, future legislation. If a Tax Exempt
Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on Municipal Securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. Exempt-interest dividends a Tax
Exempt Fund receives from other regulated investment companies, including exempt-interest dividends on auction rate preferred securities of such companies held by a Fund, are treated as interest on Municipal Securities and may be distributed by a Tax Exempt Fund as exempt-interest dividends. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" under Section 147(a)(1) with respect to some or all of the tax-exempt obligations held by a Tax Exempt Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of a Tax Exempt Fund is not deductible to the extent attributable to exempt-interest dividends.

     Although all or a substantial portion of the dividends paid by a Tax Exempt Fund may be excluded by shareholders of such Fund from their gross income for federal income tax purposes, each Tax Exempt Fund may purchase specified private activity bonds, the interest from which (including a Fund's distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from a Tax Exempt Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax, and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.

     ALL FUNDS. Distributions from investment company taxable income, as defined above, are taxable to shareholders who are subject to tax as ordinary income whether paid in cash or reinvested in additional shares. Taxable distributions include distributions from any Fund, including Short Duration Tax-Free Fund and Municipal Income Fund, that are attributable to (i) taxable income, including but not limited to dividends, taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate or currency swaps, caps, floors and collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons or (ii) capital gains from the sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options, futures or certain forward contracts. Any portion of such taxable distributions that is attributable to a Fund's net capital gain, as defined above, may be designated by the Fund as a "capital gain dividend," taxable to shareholders as long-term capital gain (20% or 28%, as applicable) whether received in cash or additional shares and regardless of the length of time their shares of a Fund have been held.

     It is expected that distributions made by the Funds will ordinarily not qualify for the dividends-received deduction for corporations because qualifying distributions may be made only from a Fund's dividend income that it receives from stock in U.S. domestic corporations. The Funds do not intend to purchase stock of domestic corporations other than in limited instances, including investments in investment companies, distributions from which may in rare cases qualify as dividends for this purpose. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares and may give rise to or increase its liability for federal corporate alternative minimum tax.

     Distributions in excess of a Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first reduce a shareholder's basis in his shares and, after the shareholder's basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce a Fund's current earnings and profits for these purposes. Consequently, the portion, if any, of Short Duration Tax-Free Fund's or Municipal Income Fund's distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital.

     Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that they would have received had they elected to receive cash and will have a cost basis in the shares received equal to such amount.

     After the close of each calendar year, each Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends, if any, that qualifies as tax-exempt or as capital gain, the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax and the foreign tax credits, if any, associated with such dividends. Shareholders who have not held shares of Short Duration Tax-Free Fund or Municipal Income Fund for such Fund's full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of tax-exempt income or tax preference item income earned by Short Duration Tax-Free Fund or Municipal Income Fund during the period of their investment in Short Duration Tax-Free Fund or Municipal Income Fund, as the case may be.

     All distributions, whether received in shares or in cash, as well as redemptions and exchanges, must be reported by each shareholder who is required to file a U.S. Federal income tax return.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS -- SALE OF SHARES

     When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term, subject to the rules described below. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund Shares is properly treated as a sale for tax purposes, as is assumed in this discussion. All or a portion of a sales charge paid in purchasing Class A shares of Adjustable Rate Government Fund or Global Income Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of that Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. If a shareholder received a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of the sale or redemption, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. Also, any losses realized by shareholders who dispose of shares of Short Duration Tax-Free or Municipal Income Funds with a tax holding period of six months or less are disallowed to the extent of any exempt-interest dividends received with respect to such shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

BACKUP WITHHOLDING

     Each Fund will be required to report to the Service all taxable distributions, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Funds with their correct taxpayer identification number and with certain required certifications or if the Service or a broker notifies the Funds that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from Short Duration Tax-Free Fund or Municipal Income Fund will not be subject to backup withholding if the applicable Fund reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

NON-U.S. SHAREHOLDERS

     The foregoing discussion relates solely to U.S. federal income tax law as it applies to "U.S. persons" (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. Dividends from investment company taxable income distributed by a Fund to a shareholder who is not a U.S. person will be subject to U.S. withholding tax at the rate of 30% (or a lower rate provided by an applicable tax treaty) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a shareholder who is not a U.S. person will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. withholding tax on deemed income resulting from any election by Global Income Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

     Any capital gain realized by a shareholder who is not a U.S. person upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the United States, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

     Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from a Fund.

STATE AND LOCAL TAXES

     A Fund may be subject to state or local taxes in certain jurisdictions in which the Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in a Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                           PERFORMANCE INFORMATION

     Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature.

     The Service Shares of Adjustable Rate Government Fund commenced operations on March 27, 1997; the Service shares of Government Income and Municipal Income Funds commenced operations August 15, 1997. The Service Shares of these funds had no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, each of these Funds has adopted the performance records of its respective Class A Shares from that class' inception date (May 15, 1995, February 10, 1993 and July 20, 1993 respectively) to the inception dates of Service Shares stated above. Any quotation of performance data of these Funds relating to this period will include the adjusted performance record of the applicable Class A Shares. The performance records of the applicable Class A Shares reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC-approved methodology.

     Thirty-day yield is derived by dividing net investment income per share earned during the period by the maximum public offering price per share on the last day of such period. Yield is then annualized by assuming that yield is realized each month for twelve months and is reinvested every six months. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

     Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, a Tax Exempt Fund's tax-free yield. Tax equivalent yield is calculated by dividing a Tax Exempt Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

     Distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share on the last day of the period.

     Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class (i.e., net asset value in the case of each class other than Class A) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption (and in the case of Class B and Class C Shares payment of any contingent deferred sales charge) at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price per share with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

     The following table presents thirty-day yield, tax equivalent yield (Short Duration Tax-Free and Municipal Income Funds only), distribution rate and average annual total return (capital plus reinvestment of all distributions) for each class of shares outstanding for the periods indicated.

     Thirty-day yield, tax equivalent yield (Short Duration Tax- Free and Municipal Income Funds only), distribution rate and average annual total return are calculated separately for each class of shares in existence of each Fund. Each class of shares of each Fund is subject to different fees and expenses and may have different returns for the same period. Any performance data for Class A, Class B or Class C Shares which is based upon a Fund's net asset value per share would be reduced if a sales charge were taken into account.

     The Service Shares of Adjustable Rate Government Fund commenced operations on March 27, 1997; the Service Shares of Government Income and Municipal Income Funds commenced or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, each of these Funds has adopted the performance records of its respective Class A shares from that class' inception date (May 15, 1995, February 10, 1993 and July 20, 1993, respectively) to the inception dates of the Service Shares stated above. Any quotation of performance data of these Funds relating to this period will include the adjusted performance record of the applicable Class A Shares. The performance records of the applicable Class A Shares reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC-approved methodology.

                                     YIELD

                                      Investment     SEC 30-Day      Pro-Forma
               Fund                     Period         Yield         Yield(1)
-----------------------------------  ------------  --------------  -------------

                                       30-Days
                                        ended
                                       10/31/97
ADJUSTABLE RATE GOVERNMENT FUND
  Institutional Shares                                      5.98%          5.98%
  Administration Shares                                     5.74%          5.74%
  Service Shares(2)                                         5.48%          5.48%
  Class A Shares
    (assumes 1.5% sales charge)                             5.64%          5.39%

SHORT DURATION GOVERNMENT FUND
  Institutional Shares                                      6.19%          5.82%
  Administration Shares                                     5.93%          5.55%
  Service Shares                                            5.68%          5.31%
  Class A Shares(4)
    (assumes 2.0% sales charge)                             5.75%          5.14%
  Class B Shares(4)                                         5.35%          4.82%
  Class C Shares(5)                                          N/A            N/A

SHORT DURATION TAX-FREE FUND
  Institutional Shares                                      4.09%          3.30%
  Administration Shares                                     3.84%          3.05%
  Service Shares                                            3.59%          2.81%
  Class A Shares(4)
    (assumes 2.0% sales charge)                             3.77%          2.78%
  Class B Shares(4)                                         3.23%          2.28%
  Class C Shares(5)                                          N/A            N/A

CORE FIXED INCOME
  Institutional Shares                                      6.27%          5.89%
  Administration Shares                                     6.03%          5.66%
  Service Shares                                            5.76%          5.38%
  Class A Shares(4)
    (assumes 4.5% sales charge)                             5.75%          5.14%
  Class B Shares(4)                                         5.27%          4.89%
  Class C Shares(5)                                         5.23%          4.82%

GLOBAL INCOME FUND
  Institutional Shares                                      5.10%          4.66%
  Service Shares(2)                                         4.59%          4.15%
  Class A Shares
    (assumes 4.5% sales charge)                             4.36%          3.95%
  Class B Shares                                            4.02%          3.64%
  Class C Shares(7)                                         4.01%          3.63%

                                     YIELD

                                      Investment     SEC 30-Day      Pro-Forma
               Fund                     Period         Yield         Yield(1)
-----------------------------------  ------------  --------------  -------------

                                       30-Days
                                        ended
                                      10/31/97
MUNICIPAL INCOME FUND
  Institutional Shares(6)                                    N/A            N/A
  Service Shares (6)                                         N/A            N/A
  Class A Shares                                            4.16%          3.42%
    (assumes 4.5% sales charge)
  Class B Shares                                            3.60%          3.08%
  Class C Shares(7)                                         3.61%          2.97%

GOVERNMENT INCOME FUND
  Institutional Shares(6)                                    N/A            N/A
  Service Shares(6)                                          N/A            N/A
  Class A Shares
    (assumes 4.5% sales charge)                             5.81%          4.54%
  Class B Shares                                            5.33%          4.26%
  Class C Shares(7)                                         5.31%          4.22%

HIGH YIELD FUND(8)
  Institutional Shares                                       N/A            N/A
  Service Shares                                             N/A            N/A
  Class A Shares
   (assumes 4.5% sales charge)                               N/A            N/A
  Class B Shares(7)                                          N/A            N/A
  Class C Shares                                             N/A            N/A

                               DISTRIBUTION RATE

                                                                        30 Day              Pro-Forma
                                                Investment           Distribution          Distribution
Fund                                              Period                 Rate                Rate(1)
-----------------------------------------  --------------------  --------------------  --------------------

                                                 30 Days
                                                  ended
                                                 10/31/97

ADJUSTABLE RATE GOVERMENT FUND
  Institutional Shares                                                  6.00%                 6.00%
  Administration Shares                                                 5.75%                 5.75%
  Service Shares(2)                                                     5.50%                 5.50%
  Class A Shares
     assumes no sales charge                                            5.75%                 5.47%

SHORT DURATION GOVERNMENT FUND
  Institutional Shares                                                  6.15%                 5.78%
  Administration Shares                                                 5.89%                 5.51%
  Service Shares                                                        5.65%                 5.28%
  Class A Shares(4)
     assumes no sales charge                                            5.90%                 5.27%
  Class B Shares(4)                                                     5.29%                 4.77%
  Class C Shares(5)                                                     5.13%                 4.75%

SHORT DURATION TAX-FREE FUND
  Institutional Shares                                                  4.04%                 3.25%
  Administration Shares                                                 3.79%                 3.00%
  Service Shares(4)                                                     3.54%                 2.76%
  Class A Shares
     assumes no sales charge                                            3.79%                 2.79%
  Class B Shares(4)                                                     3.18%                 2.24%
  Class C Shares(5)                                                     2.99%                 2.03%

CORE FIXED INCOME
  Institutional Shares                                                  6.15%                 5.77%
  Administration Shares                                                 5.90%                 5.53%
  Service Shares(4)                                                     5.64%                 5.27%
  Class A Shares
     assumes no sales charge                                            5.90%                 5.27%
  Class B Shares(4)                                                     5.15%                 4.77%
  Class C Shares(5)                                                     5.10%                 4.69%

GLOBAL INCOME FUND
  Institutional Shares                                                  5.77%                 5.38%
  Service Shares(2)                                                     5.35%                 4.96%
  Class A Shares
     assumes no sales charge                                            5.24%                 4.81%
  Class B Shares                                                        4.73%                 4.34%
  Class C Shares(7)                                                     4.77%                 4.39%

                               DISTRIBUTION RATE

                                                                        30 Day              Pro-Forma
                                                Investment           Distribution          Distribution
Fund                                              Period                 Rate                Rate(1)
-----------------------------------------  --------------------  --------------------  --------------------

                                                 30 Days
                                                  ended
                                                10/31/97

MUNICIPAL INCOME FUND
  Institutional Shares(6)                                                4.51%                 4.45%
  Service Shares(6)                                                      4.04%                 3.51%
  Class A Shares
     assumes no sales charge                                             4.29%                 3.52%
  Class B Shares                                                         3.54%                 3.02%
  Class C Shares(7)                                                      3.55%                 2.92%

GOVERNMENT INCOME FUND
  Institutional Shares(6)                                                6.32%                 5.40%
  Service Shares(6)                                                      5.84%                 4.77%
  Class A Shares
     assumes no sales charge                                             6.06%                 4.74%
  Class B Shares                                                         5.31%                 4.24%
  Class C Shares(7)                                                      5.29%                 4.21%

HIGH YIELD FUND(8)
  Institutional Shares                                                   8.25%                 7.87%
  Service Shares                                                         7.78%                 7.39%
  Class A Shares
     assumes no sales charge                                             7.98%                 7.35%
  Class B Shares                                                         7.21%                 6.83%
  Class C Shares(7)                                                      7.17%                 6.78%

                            TAX-EQUIVALENT YIELD(3)



                                                                                         Pro-Forma
                                              Investment        Tax-Equivalent        Tax-Equivalent
Fund                                            Period               Rate                Yield(1)
----------------------------------------  ------------------   -----------------   ---------------------
                                               30 Days
                                                ended
                                               10/31/97

SHORT DURATION TAX-FREE FUND(3)
   Institutional Shares                                               6.69%                  5.38%
   Administration Shares                                              6.27%                  4.97%
   Service Shares                                                     5.86%                  4.57%
   Class A Shares
     assumes no sales charge                                          6.27%                  4.62%
   Class B Shares                                                     5.26%                  3.71%
   Class C Shares                                                     4.95%                  3.36%

MUNICIPAL INCOME FUND(3)
   Institutional Shares                                               7.47%                  7.37%
   Service Shares                                                     6.69%                  5.81%
   Class A Shares
     assumes no sales charge                                          7.10%                  5.83%
   Class B Shares                                                     5.86%                  5.00%
   Class C Shares                                                     5.88%                  4.83%

_______________________________

(1) Yield, tax equivalent yield and distribution rate if the applicable Adviser had not voluntarily agreed to limit its advisory fees and to maintain expenses at a specified level.

(2) Service Shares commenced operations on March 27, 1997 for Adjustable Rate Government Fund, and March 12, 1997 for Global Income Fund.

(3) The tax-equivalent rate of Short Duration Tax-Free Fund and Municipal Income Fund is computed based on the 39.6% federal income tax rate.

(4) Class A and B Shares of Short Duration Government, Short Duration Tax-Free and Core Fixed Income commenced operations on May 1, 1997.

(5)  Class C Shares commenced operations on August 15, 1997.

(6) Institutional and Service Shares of Municipal Income and Government Income Funds commenced operations on August 15, 1997.

(7)  Class C Shares commenced operations on August 15, 1997.

(8)  High Yield Fund commenced operations on August 1, 1997.

     The above tables should not be considered a representation of future performance.

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)


                                                                              Average Annual
                                   --------------------------------------------------------------------
                                   Investment        Investment           With Fee        Without Fee
                                      Date             Period            Reductions        Reductions
              Fund                                                         and/or            and/or
--------------------------------                                          Expense           Expense
                                                                        Limitations       Limitations
                                   --------------------------------------------------------------------
ADJUSTABLE RATE GOVERNMENT FUND
  Institutional Shares            7/17/91/1a/    ended 10/31/97                  5.54%             5.43%

                                                 one year ended
                                  11/1/96        10/31/97                        6.70%             6.67%

                                                 five years ended
                                  11/1/92        10/31/97                        5.25%             5.20%


  Administration Shares           4/15/93/1b/    ended 10/31/97                  5.07%             5.02%

                                                 one year ended
                                  11/1/96        10/31/97                        6.43%             6.40%

  Service Shares                  3/27/97/1c/    ended 10/31/97                  3.81%             3.78%

  Class A Shares                  5/12/95/1d/    ended 10/31/97
     assumes 1/5% sales charge                                                   5.75%             5.43%
     assumes no sales charge                                                     6.41%             6.09%
                                                 one year ended
                                  11/1/96        10/31/97
     assumes 1.5% sales charge                                                   4.83%             4.53%
     assumes no sales charge                                                     6.43%             6.13%

SHORT DURATION GOVERNMENT FUND

  Institutional Shares            8/15/88/2a/    ended 10/31/97                  7.22%             6.82%

                                                 one year ended
                                  11/1/96        10/31/97                        7.07%             6.68%

                                                 five years ended
                                  11/1/92        10/31/97                        5.83%             5.57%

  Administration Shares           2/28/96/2b/    ended 10/31/97                  6.53%             6.19%
                                                 one year ended
                                  11/1/96        10/31/97                        6.91%             6.52%


  Service Shares                  4/10/96/2b/    ended 10/31/97                  7.07%             6.73%

                                  11/1/96        one year ended
                                                 10/31/97                        6.63%             6.24%

  Class A Shares                  5/1/97/2c/     ended 10/31/97
     assumes 2.0% sales charge                                                   2.06%             1.74%
     assumes no sales charge                                                     4.14%             3.82%

  Class B Shares                  5/1/97/2c/     ended 10/31/97                  3.94%             3.65%

  Class C Shares                  8/15/97/2d/    ended 10/31/97                  1.44%             1.36%

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                        Average Annual
                         ---------------------------------------------------------------------
                            Investment        Investment          With Fee        Without Fee
                               Date             Period           Reductions       Reductions
          Fund                                                     and/or           and/or
-------------------------                                          Expense          Expense
                                                                 Limitations      Limitations
                         ---------------------------------------------------------------------
SHORT DURATION TAX-FREE FUND
  Institutional Shares     10/1/92/3a/    ended 10/31/97                 4.44%            3.88%

                           11/1/96        one year ended                 5.40%            4.59%
                                          10/31/97

                           11/1/92        five years ended               4.59%            4.06%
                                          10/31/97

  Administration Shares    5/20/93/3b/    ended 10/31/97                 3.87%            3.41%

                           11/1/96        one year ended                 5.14%            4.33%
                                          10/31/97

  Service Shares           9/20/94/3c/    ended 10/31/97                 4.49%            3.93%

                           11/1/96        one year ended                 4.77%            3.96%
                                          10/31/97

  Class A Shares           5/1/97/3d/     ended 10/31/97
   assumes 2.05% sales                                                   1.35%            0.83%
   charge
   assumes no sales                                                      3.39%            2.86%
   charge

  Class B Shares           5/1/97/3d/     ended 10/31/97                 3.07%            2.59%

  Class C Shares           8/15/97/3e/    ended 10/31/97                 0.97%            0.80%

CORE FIXED INCOME

  Institutional Shares     1/15/94/4a/    10/31/97                       7.08%            6.50%

                           11/1/96        one year ended
                                          10/31/97                       9.19%            8.78%

  Administration Shares    2/28/96/4b/    ended 10/31/97                 7.45%            7.05%

                           11/1/96        one year ended
                                          10/31/97                       8.92%            8.52%

  Service Shares           3/13/96/4b/    ended 10/31/96                 8/31%            7.93%

                           11/1/96        one year ended                 8.65%            8.25%
                                          10/31/97

  Class A Shares           5/1/97/4c/     ended 10/31/97/4c/
   assumes 4/5% sales                                                    2.10%            1.78%
    charge
   assumes no sales                                                      6.94%            6.61%
    charge

  Class B Shares           5/1/97/4c/     ended 10/31/97                 6.63%            6.42%
  Class C Shares           8/15/97/4d/    ended 10/31/97                 2.74%            2.64%

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                        Average Annual
                           -------------------------------------------------------------------
                             Investment       Investment          With Fee       Without Fee
                                Date            Period           Reductions       Reductions
           Fund                                                    and/or           and/or
---------------------------                                       Expense          Expense
                                                                Limitations      Limitations
                           -------------------------------------------------------------------
GLOBAL INCOME FUND/5c/

Class A Shares                8/2/91/5a/      ended 10/31/97
     assumes 4.5% sales                                                 7.49%             7.15%
      charge
     assumes no sales                                                   8.28%             7.94%
      charge

                              11/1/96         one year ended
                                                 10/31/97
     assumes 4.5% sales                                                 3.76%             4.31%
      charge                                                            9.66%             9.20%
     assumes no sales
      charge
                              11/1/92         five years ended
                                                 10/31/97
     assumes 4.5% sales                                                 7.20%             6.85%
      charge                                                            8.19%             7.83%
     assumes no sales
      charge

  Class B Shares              5/1/96/5b/      ended 10/31/96           10.27%             9.84%

                              11/1/96         one year ended            9.04%             8.63%
                                              ended 10/31/97

  Institutional Shares        8/1/95/5d/      ended 10/31/96           11.75%            11.28%

                              11/1/96         one year ended           10.26%             9.83%
                                              10/31/97

  Service Shares              3/12/97/5e/     ended 10/31/97            6.42%             6.19%

  Class C Shares              8/15/97/5f/     ended 10/31/97            3.03%             2.96%

MUNICIPAL INCOME FUND

  Class A Shares              7/20/93/6a/     ended 10/31/97
     assumes 4.5% sales                                                 5.04%             4.06%
      charge
     assumes no sales                                                   6.18%             5.18%
      charge

                              11/1/96         one year ended
                                              10/31/97
     assumes 4.5% sales                                                 4.29%             3.50%
      charge
     assumes no sales                                                   9.23%             8.40%
      charge

  Class B Shares              5/1/96/6b/      ended 10/31/96            8.63%             8.02%

                              11/1/96         one year ended
                                                10/31/97                8.48%             7.92%

  Class C Shares              8/15/97/6c/     ended 10/31/97            1.75%             1.61%

  Institutional Shares        8/15/97/6c/     ended 10/31/97            2.10%             1.50%

  Service Shares              8/15/97/6c/     ended 10/31/97            1.93%             1.80%


                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                           Average Annual
                           -----------------------------------------------------------------------
                              Investment        Investment          With Fee          Without Fee
                                 Date             Period           Reductions         Reductions
           Fund                                                      and/or             and/or
---------------------------                                          Expense            Expense
                                                                   Limitations        Limitations
                           -----------------------------------------------------------------------
GOVERNMENT INCOME FUND

Class A Shares                 2/10/93/7a/      ended 10/31/97
     assume 4.5% sales                                                     6.10%              3.84%
      charge
     assumes no sales                                                      7.14%              4.85%
      charge

                               11/1/96          one year ended
                                                10/31/97
     assumes 4.5% sales                                                    3.80%              2.45%
      charge
     assumes no sales                                                      8.72%              7.30%
      charge

  Class B Shares               5/1/96/7b/       ended 10/31/97             8.59%              7.36%

                               11/1/96          one year ended             7.96%              6.82%
                                                10/31/97

  Class C Shares               8/15/97/7c/      ended 10/31/97             2.72%              2.49%

  Institutional Shares         8/15/97/7c/      ended 10/31/97             2.94%              2.72%

  Service Shares               8/15/97/7c/      ended 10/31/97             2.85%              2.60%

HIGH YIELD FUND

  Class A Shares               8/1/97/8a/       ended 10/31/97
     assumes 4.5% sales                                                   (3.06%)            (3.21%)
      charge
     assumes no sales                                                      1.50%              1.35%
      charge

  Class B Shares               8/1/97/8a/       ended 10/31/97             1.31%              1.21%

  Class C Shares               8/15/97/8b/      ended 10/31/97             1.46%              1.38%

  Institutional Shares         8/1/97/8a/       ended 10/31/97             1.58%              1.48%

  Service Shares               8/1/97/8a/       ended 10/31/97             1.46%              1.36%

_____________________________

/1a/ Institutional Shares of Adjustable Rate Government Fund commenced operations on July 17, 1991.

/1b/ Administration Shares of Adjustable Rate Government Fund commended operations on April 15, 1993.

/1c/ Service Shares of Adjustable Rate Government Fund commenced operations on March 27, 1997.

/1d/ Class A shares of Adjustable Rate Government Fund commenced operations on May 12, 1995.

/2a/ Institutional Shares of Short Duration Government Fund commenced operations on August 15, 1988.

/2b/ Administration Shares of Short Duration Government Fund commenced operations on February 28, 1996.Service Shares of Short Duration Government Fund commenced operations on April 10, 1996.

/2c/ Class A and Class B Shares of Short Duration Government Fund commenced operations on May 1, 1997. An aggregate total return (not annualized) is shown instead of an average annual total return since Class A and Class B

         Shares have not completed a full 12 months of operation as of October 31, 1997.
/2d/ Class C Shares of Short Duration Government Fund commenced operations on August 15, 1997. An aggregate total return (not annualized) is shown instead of an average annual total return since Class C Shares have not completed a full 12 months of operation as of October 31, 1997.
/3a/ Institutional Shares of Short Duration Tax-Free Fund commenced operations on October 1, 1992.
/3b/ Administration Shares of Short Duration Tax-Free Fund commenced operations on May 20, 1993.
/3c/ Service Shares of Short Duration Tax-Free Fund commenced operations on September 20, 1994.
/3d/ Class A and Class B Shares of Short Duration Tax-Free Fund commenced operations on May 1, 1997. An aggregate total return (not annualized) is shown instead of an average annual total return since Class A and Class B shares have not completed a full 12 months of operation as of October 31, 1997.
/3e/ Class C Shares of Short Duration Tax-Free Fund commenced operations on August 15, 1997. An aggregate total return (not annualized) is shown instead of an average annual total return since Class C Shares have not completed a full 12 months of operation as of October 31, 1997.
/4a/ Institutional Shares of Core Fixed Income commenced operations on January 5, 1994.
/4b/ Administration Shares of Core Fixed Income commenced operations on February 28, 1996. Service Shares of Core Fixed Income commenced operations on March 13, 1996.
/4c/ Class A and Class B Shares of Core Fixed Income commenced operations on May 1, 1997. An aggregate total return (not annualized) is shown instead of an average annual total return since Class A and Class B Shares have not completed a full 12 months of operation as of October 31, 1997.
/4d/ Class C Shares of Core Fixed Income commenced operations on August 15, 1997. An aggregate total return (not annualized) is shown instead of an average annual total return since Class C Shares have not completed a full 12 months of operation as of October 31, 1997.
/5a/     Class A Shares of Global Income Fund commenced operations on August 2,
         1991.
/5b/     Class B Shares of Global Income Fund commenced operations on May 1,
         1996.
/5c/ On November 27, 1992, the maximum sales charge was changed from 3% to 4.5% of the offering price. All performance figures in this table incorporate the sales charge currently in effect.
/5d/ Institutional Shares of Global Income Fund commenced operations on August 1, 1995.
/5e/ Service Shares of Global Income Fund commenced operations on March 12, 1997. An aggregate total return (not annualized) is shown instead of an average annual total refund since Service Shares have not completed a full 12 months of operation since October 31, 1997.
/5f/ Class C Shares of Global Income Fund commenced operations August 15, 1997. An aggregate total return (not annualized) is shown instead of an average annual total return since Class C Shares have not completed a full 12 months of operation as of October 31, 1997.
/6a/ Class A shares of Municipal Income Fund commenced operations on July 20, 1993.
/6b/     Class B Shares of Municipal Income Fund commenced operations on May 1,
         1996.
/6c/ Class C, Institutional and Service Shares of the Municipal Income Fund commenced operations on August 15, 1997. An aggregate total return (not annualized) is shown instead on an average annual total return since Class C Shares have not completed a full 12 months of operation as October 31, 1997.
/7a/ Class A, Shares of Government Income Fund commenced operations on February 10, 1993.
/7b/     Class B Shares of Government Income Fund commenced operations on
         May 1, 1996.
/7c/ Class C, Institutional and Service Shares of the Government Income Fund commenced operations on August 15, 1997. An aggregate total return (not annualized) is shown instead on an average annual total return since Class C Shares have not completed a full 12 months of operation as of October 31, 1997.

/8a/ Class A, Class B, Institutional and Service Shares, Shares of High Yield Fund commenced operations on August 1, 1997. An aggregate total return (not annualized) is shown instead of an average annual total return Since Class A, Class B, Institutional and Service Shares of High Yield Fund have not completed a full 12 months of operation as of October 31, 1997.

/8b/ Class C Shares of High Yield Fund commenced operations on August 15, 1997. An aggregate total return (not annualized) is shown instead of an average annual total return since Class C Shares of High Yield Fund have not completed a full 12 months of operation as of October 31, 1997.

The above table should not be considered a representation of future performance.

     Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     Each Fund may from time to time advertise comparative performance as measured by various independent sources, including, but not limited to, Lipper
                                                                        ------
Analytical Services, Inc.,  Donaghues Money Fund Report,  Barron's, The Wall
-------------------------   ---------------------------   --------  --------
Street Journal, Weisenberger Investment Companies Service, Business Week,
--------------  -----------------------------------------  -------------
Changing Times, Financial World, Forbes, Fortune, Morningstar Mutual Funds The
--------------  ---------------  ------  -------  ------------------------ ---
New York Times, Personal Investor, Sylvia Porter's Personal Finance and Money.
--------------  -----------------  --------------------------------     -----

     In addition, Adjustable Rate, Government Income and Short Duration Government Funds may from time to time advertise their performance relative to certain indices and benchmark investments, including: (a) the Shearson Lehman Government/Corporate (Total) Index, (b) Shearson Lehman Government Index, (c) Merrill Lynch 1-3 Year Treasury Index, (d) Merrill Lynch 2-Year Treasury Curve Index, (e) the Salomon Brothers Treasury Yield Curve Rate of Return Index, (f) the Payden & Rygel 2-Year Treasury Note Index, (g) 1 through 3 year U.S. Treasury Notes, (h) constant maturity U.S. Treasury yield indices, (i) the Consumer Price Index, (j) the London Interbank Offered Rate, (k) other taxable investments such as certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds, repurchase agreements, commercial paper and (l) historical data concerning the performance of adjustable and fixed-rate mortgage loans.

     Short Duration Tax-Free and Municipal Income Funds may from time to time advertise their performance relative to certain indices, any components of such indices and benchmark investments, including but not limited to: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the Lehman Brothers Municipal Bond Indices; (c) the Merrill Lynch Municipal Bond Institutional Total Rate of Return Indices; (d) Bond Buyer Indices; (e) IBC/Donoghue's Money Fund Averages/Institutional Only Tax Free; and constant maturity U.S. Treasury yield indices.

     Core Fixed Income, Global Income and High Yield Funds may each from time to time advertise its performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements;
(j) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers Inc., First Boston Corporation, Morgan Stanley & Co. Incorporated, Salomon Brothers, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Donaldson Lufkin and Jenrette Securities Corporation; and (k) Donoghue's Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. government money funds).

     The composition of the investments in the above-referenced indices and the characteristics of a Fund's benchmark investments are not identical to, and in some cases may be very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by the a Fund to calculate its performance figures.

     From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of Goldman Sachs as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and regulated matters believed to be of relevance to a Fund.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

 .    The performance of various types of securities (taxable money market funds,
     U.S. Treasury securities, adjustable rate mortgage securities, government securities, municipal bonds) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

 .    Volatility of total return of various market indices (i.e. Lehman
     Government Bond Index, S&P 500, IBC/Donoghue's Money Fund Average/ All Taxable Index) over varying periods of time.

 .    Credit Ratings of domestic government bonds in various countries

 .    Price volatility comparisons of types of securities over different periods of time.

 .    Price and yield comparisons of a particular security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other material which highlight or summarize the services provided in support of an asset allocation program.

     In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Performance data is based on historical results and is not intended to indicate future performance. Total return, thirty-day yield, tax equivalent yield and distribution rate will vary based on changes in market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

                               OTHER INFORMATION

     A Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value of each Fund during any 90- day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of each respective Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

     The right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of a Fund.

     The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

     The Prospectuses and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this

Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectuses or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

The audited financial statements and related report of Arthur Andersen LLP, independent public accounts, for each Fund contained in each Fund's 1997 Annual Report are hereby incorporated by reference and attached hereto. A copy of the annual reports may be obtained without charge by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606 or by calling Goldman, Sachs & Co., at the telephone number on the back cover of each Fund's Prospectus. No other portions of the Fund's Annual Report are incorporated herein by reference.

                                   APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are awaiting receipt of a TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B:    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca:   Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C:    Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     UNRATED: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issuer was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designed by the symbols Aa1, A1, Baa1 and B1.

     Moody's also provides credit ratings for commercial paper. These are promissory obligations (1) not having an original maturity in excess of one year, unless explicitly noted.

                                      2-A

                 Description of Ratings of State and Municipal
                               Commercial Paper
                 ---------------------------------------------

                        MOODY'S INVESTORS SERVICE, INC.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity in excess of nine months. Moody's three highest commercial paper rating categories are as follows:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                      3-A

                        STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds and debt rated AAA have the highest rating assigned by Standard & Poor's. Capacity to meet the financial commitment on the obligation is extremely strong.

     AA:   Bonds and debt rated AA have a very strong capacity to meet the financial commitment on the obligation and differ from the higher rated issues only in small degree.

     A:    Bonds and debt rated A have a strong capacity to meet the financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds and debt rated BBB are regarded as having an adequate capacity to meet the financial commitment on the obligation. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligtor.

     BB, B, CCC, CC, C: Bonds and debt rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics with respect to the capacity meet the financial commitment on the obligation. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

     BB:   Bonds and debt rated BB have less vulnerability to non-payment than other speculative issues. However, such securities face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligtor's inadequate capacity to meet the financial commitment on the obligation.

     B:    Bonds and debt rated B are more vulnerable to non-payment but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

     CCC: Bonds and debt rated CCC is currently vulnerable to non-payment, and are dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, such securities are not likely to have the capacity to meet its financial commitment on the obligation.

     CC:   The rating CC is typically applied to bonds and debt that are currently highly vulnerable to non-payment.

                                      4-A

     C:    The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments on this obligation are continued.

     D:    Bonds and debt rated D are in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     R     This rating is attached to highlight derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies, certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                        STANDARD & POOR'S RATINGS GROUP

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Standard & Poor's commercial paper rating categories are as follows:

     A-1   Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2   Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3   Obligations exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B-    Obligations are regarded as having significant speculative characteristics.  The obligor currently has the

                                      5-A
capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

     D - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                               FITCH IBCA, INC.
Bond Ratings
------------

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

     AAA: Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment at financial commitments, which is unlikely to be adversely affected by reasonably foreseeable events.

     AA:   Bonds rated AA are considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A:    Bonds rated A are considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity of timely payment of financial commitments.

     BBB: Bonds rated BBB are considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse circumstances and in economic conditions are more likely to impair this category.

                                      6-A

     BB: Bonds are considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B:    Bonds are considered highly speculative.  These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC:   Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

     C:    Bonds are in imminent default in payment of interest or
principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

     PLUS (+) AND MINUS (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. The Fitch IBCA ratings from and including "AA" to "b" may be modified by the addition of a plus or minus sign.

Investment Grade Short-Term Ratings
-----------------------------------

     Fitch IBCA's short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations or up to three years for U.S. public finance securities.

F 1: Highest Credit Quality. Issues assigned this rating reflect the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F 2: Good Credit Quality. Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues assigned F 1 ratings.

                                      7-A

F 3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                                 DUFF & PHELPS
                                 -------------

Long-Term Debt and Preferred Stock
----------------------------------

     AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because economic conditions. However, risk factors are more variable and greater in periods of stress.

     A=, A, A-: Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

     B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for

                                      8-A
frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     D:    Defaulted debt obligation.

Commercial Paper/Certificates of Deposits
-----------------------------------------

D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3: Satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5: Issuer failed to meet scheduled principal and/or interest payments.

Notes: Bonds which are unrated may expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated bonds. The Fund is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

          Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                      9-A

              Description of Ratings of State and Municipal Notes
              ---------------------------------------------------

                        MOODY'S INVESTORS SERVICE, INC.

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Symbols used will be as follows:

     MIG-1/VMIG-1: This designation denotes best quality enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG-2/VMIG-2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG-3/VMIG-3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG-4/VMIG-4: This designation denotes adequate quality carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


                        STANDARD & POOR'S RATINGS GROUP

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:     Speculative capacity to pay principal and interest.

                                      10-A

                                  APPENDIX B

                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

     Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

     OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

     OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

     WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

     WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

     WE STRESS TEAMWORK IN EVERYTHING WE DO. While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

     INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      1-B

                   GOLDMAN, SACHS & CO.'S INVESTMENT BANKING
                           AND SECURITIES ACTIVITIES

Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

 .    Privately owned and ranked among Wall Street's best capitalized firms, with partners' capital of approximately $______ billion as of November __, 1997.


 .    With thirty-four offices worldwide Goldman Sachs employs over 9,000 professionals focused on opportunities in major markets.

 .    The number one underwriter of all international equity issues from 1993-
     1996.

 .    A research budget of $200 million for 1997.

 .    Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1995).

 .    The number one lead manager of U.S. common stock offerings for the past eight years (1989-1996).*

 .    The number one lead manager for initial public offerings (IPOs) worldwide
     (1989-1996).


*    Source: Securities Data Corporation. Common stock ranking excludes REITS,
     -----------------------------------
     Investment Trusts and Rights.

                                      2-B

                 GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865      End of Civil War

1869      Marcus Goldman opens Goldman Sachs for business

1890      Dow Jones Industrial Average first published

1896      Goldman Sachs joins New York Stock Exchange

1906 Goldman Sachs takes Sears Roebuck & Co. public (longest-standing client relationship)

          Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956      Goldman Sachs co-manages Ford's public offering, the largest to date

1970      Goldman Sachs opens London office

1972      Dow Jones Industrial Average breaks 1000

1986      Goldman Sachs takes Microsoft public

1991 Goldman Sachs provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1995      Dow Jones Industrial Average breaks 5000

1996      Goldman Sachs takes Deutsche Telekom public

          Dow Jones Industrial Average breaks 6000

1997      Dow Jones Industrial Average breaks 7000

          Goldman Sachs increases assets under management by 100% over 1996

                                      3-B

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                             ADMINISTRATION SHARES

                 GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
                  GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
                   GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
               GOLDMAN SACHS CORE FIXED INCOME FIXED INCOME FUND

                   (EACH A PORTFOLIO OF GOLDMAN SACHS TRUST)

                              Goldman Sachs Trust
                                4900 Sears Tower
                            Chicago, Illinois 60606


  This Statement of Additional Information (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the prospectuses for the Administration Shares of each of GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund and GS Core Fixed Income Fixed Income, each dated March 1, 1998, as amended and/or supplemented from time to time (each a "Prospectus"), which may be obtained without charge from institutions ("Service Organizations") that hold Administration Shares for the benefit of their customers, or from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below. Goldman Sachs Global Income Fund does not offer Administration Shares.

                               TABLE OF CONTENTS

   Introduction                       B-3
   Other Investments and Practices    B-12
   Investment Restrictions            B-61
   Management                         B-63
   Portfolio Transactions             B-80
   Shares of the Trust                B-84
   Net Asset Value                    B-90
   Taxation                           B-92
   Performance Information            B-104
   Other Information                  B-119
   Financial Statements               B-120
   Administration Plan                B-121
   Appendix A                         1-A
   Appendix B                         1-B
   Appendix C                         1-C


The date of this Additional Statement is March 1, 1998.

GOLDMAN SACHS ASSET MANAGEMENT            GOLDMAN, SACHS & CO.
ADVISER TO GS SHORT DURATION              DISTRIBUTOR
  TAX-FREE FUND AND GS CORE FIXED INCOME FIXED         85 BROAD STREET
  INCOME FUND                             NEW YORK, NEW YORK 10004
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS                       GOLDMAN, SACHS & CO.
MANAGEMENT, L.P.                          TRANSFER AGENT
ADVISER TO GS ADJUSTABLE RATE             4900 SEARS TOWER
  GOVERNMENT FUND                         CHICAGO, ILLINOIS 60606
  AND GS SHORT DURATION
  GOVERNMENT FUND
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004


                         TOLL FREE .......800-621-2550

                                 ADMINISTRATION PLAN

     Each Fund has adopted an administration plan (the "Plan") with respect to its Administration Shares which authorizes it to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such Shares. Pursuant to the Plans, a Fund enters into agreements with Service Organizations which purchase Administration Shares on behalf of their customers ("Service Agreements").
Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Administration Shares of a Fund,
(c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Administration Shares of a Fund and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in shares by customers. As compensation for such services, a Fund will pay each Service Organization an account administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of such Fund attributable to or held in the name of such Service Organization. For the fiscal years ended October 31, 1997, 1996 and 1995, administration fees accrued by the Funds were as follows:

Fund                                1997           1996         1995
----                                ----           ----         ----

Adjustable Rate Government       $ 9,699         $9,833       $12,632
Core Fixed Income                 14,647            741             *
Short Duration Government          3,203            107           425
Short Duration Tax-Free              222            129         1,244

__________________

* No Administration Shares of Core Fixed Income Fund were outstanding at October 31, 1995.


     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Administration Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Administration Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Administration Shares on behalf of their customers may be required to register as dealers.

     The Plans with respect to Adjustable Rate Government Fund, Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund were approved by The Goldman Sachs Group, L.P., as the sole shareholder of Administration Shares of each Fund. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the related Service Agreements, most recently voted to approve each Plan and Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on April 23, 1997. The Plans and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. No Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the Administration Shareholders of the applicable Fund and all material amendments of the Plans must also be approved by the Board of Trustees in the manner described above. Each Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Administration Shares of the applicable Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Administration Shares of the applicable Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that each Fund's Plan will benefit such Fund and the holders of its Administration Shares. In the Board of Trustees' quarterly review of the Plans and Service Agreements, the Board will consider continued appropriateness and the level of compensation provided therein.

The Goldman Sachs

FIXED INCOME FUNDS

                     Goldman Sachs Government Income Fund

                     Goldman Sachs Global Income Fund

                     Goldman Sachs Municipal Income Fund

                     Goldman Sachs High Yield Fund




ANNUAL REPORT                                                   Goldman Sachs

October 31, 1997

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
---------------------------------------  ---------------------------------------
DEAR SHAREHOLDERS:

  We are pleased to present the annual report for the Goldman Sachs Fixed Income Funds for the fiscal year ended October 31, 1997. In addition to reviewing the performance and activity of the Goldman Sachs Fixed Income Funds during this period, we will also provide a brief overview of the economy and bond market to help put their performance in perspective. Though the U.S. economy continued to grow at a healthy pace, inflation remained subdued and the fixed income markets achieved favorable results.

ECONOMIC REVIEW
  The U.S. economy was strong throughout the period under review, but during the summer and fall, growth cooled slightly from the torrid pace of earlier in the year. Annualized real Gross Domestic Product (GDP) climbed 3.8% for the fourth quarter of 1996 and a dramatic 4.9% for the first quarter of 1997, fueled by a sharp increase in retail sales, rising factory orders and buoyant construction outlays. To curb potential overheating, the Federal Reserve raised the Federal funds rate a quarter-percentage point to 5.50% at the end of March. During the second quarter, real GDP moderated to a 3.3% rate (annualized) when an unusually cool spring impacted weather-sensitive sectors such as retail sales and construction. Though consumer consumption picked up significantly during the summer, overall economic growth was somewhat restrained because of weaker export growth and a slower rate of inventory accumulation. As a result, third-quarter GDP expanded at a 3.3% annual rate, the same pace as the prior quarter. In October, the pattern of economic activity remained robust, as retail sales held firm, consumer confidence remained high and the unemployment rate sank to a 24-year low. Despite continued economic strength, consumer inflation shrank to 2.1% over the 12-month period, its lowest level since 1986.

FIXED INCOME MARKET REVIEW
  When the Funds' fiscal year began in November 1996, bonds rallied on expectations of a continuation of the slow-growth, low-inflation environment. However, this optimistic view quickly soured when a steady flow of stronger-than-expected economic data revived inflation fears. From December through March, bond yields climbed as investors feared that the acceleration would prompt the Fed to raise rates. When the Fed eventually increased the Federal funds rate, the move was perceived as the first in a series of hikes.
  During the second quarter of 1997, prospects for the bond market brightened due to slowing economic growth. As the threat of inflation receded, the need for additional rate hikes subsided and bonds began to recoup their earlier losses. However, fixed income investors remained wary of reports suggesting that the economy was reaccelerating. In this skittish environment, the bond market came under renewed pressure when signs of strengthening activity emerged during the summer. The decline proved to be short-lived: Bonds quickly recovered on the back of reassuring inflation data and a surge of buying interest. Treasury prices continued to rise sharply through the end of the period, when demand soared as investors sought a safe haven in the wake of steep sell-offs in global equity markets. By the end of October, Treasury yields fell to 20-month lows.
 TABLE OF CONTENTS

Market Overview                         1
Goldman Sachs Government Income Fund    3
Goldman Sachs Global Income Fund       11
Goldman Sachs Municipal Income Fund    20

Goldman Sachs High Yield Fund   29
Financial Statements            38
Notes to Financial Statements   42
Financial Highlights            51

                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


THE YIELD CURVE SHIFTED LOWER FOR MOST MATURITIES
  During the period under review, the yield on six-month Treasury bills rose from 5.26% on October 31, 1996 to approximately 5.31% on October 31, 1997. For the same period, the yield on the 30-year U.S. Treasury bond fell from 6.64% to 6.15%.

HISTORICAL TREASURY YIELD CURVE

                                    [GRAPH]


                      10/31/96                 10/31/97

        3-Month        0.0514                   0.0519
        6-Month        0.0526                   0.0531
        1-Year         0.054                    0.0535
        2-Year         0.0573                   0.0561
        3-Year         0.0586                   0.0568
        5-Year         0.0607                   0.0572
        10-Year        0.0634                   0.0583
        30-Year        0.0664                   0.0615


Source: Bloomberg, L.P.

The one- to 30-year portion of the yield curve shifted downward while the short end of the curve rose slightly.

OUTLOOK: FED IS LIKELY TO REMAIN ON HOLD WHILE IT ASSESSES THE IMPACT OF THE ASIAN FINANCIAL CRISIS
  Uncertainty regarding the U.S. economic and financial outlook has climbed sharply recently, as the tug-of-war between a strong domestic economy and the expected trade drag from emerging market economies has intensified. Though most domestic economic indicators continue to point toward considerable forward momentum, Federal Reserve officials are likely to defer any rate hikes until they can assess the potential impact of Asia's financial crisis on U.S. economic activity. If evidence mounts that the repercussions from the recent turmoil will be insufficient to slow U.S. growth to a sustainable long-term pace, Goldman Sachs' economists expect the Fed to resume tightening in 1998.


  We thank you for your investment in the Goldman Sachs Fixed Income Funds, and we look forward to continuing to help you achieve your investment goals in the future.

Sincerely,


/s/ David B. Ford

David B. Ford
Co-Head,
Goldman Sachs Asset Management


/s/ John P. McNulty
John P. McNulty
Co-Head,
Goldman Sachs Asset Management


/s/ Sharmin Mossavar-Rahmani

Sharmin Mossavar-Rahmani
Chief Investment Officer - Fixed Income Investments,
Goldman Sachs Asset Management

November 28, 1997

---------------------------------------  ---------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
---------------------------------------  ---------------------------------------
INVESTMENT OBJECTIVE
  The Goldman Sachs Government Income Fund seeks to provide shareholders with a high level of current income consistent with safety of principal. Under normal conditions, at least 65% of the portfolio's total assets will be invested in U.S. government securities and in repurchase agreements collateralized by such securities. The fund may also invest in securities of nongovernmental issuers, including asset-backed securities, privately issued mortgage-backed securities and corporate debt obligations. Such securities will be rated triple-A at the time of investment or, if unrated, deemed to be of comparable quality by Goldman Sachs Asset Management, the fund's investment adviser. The fund's interest rate sensitivity is expected to be comparable to that of a five-year bond.

NEW SHARE CLASSES
  To accommodate different clients' needs and preferences, the fund added three new share classes as of August 15, 1997: Class C, Institutional and Service shares.

MORTGAGE-BACKED SECURITIES PERFORMED WELL, BUOYED BY LOW VOLATILITY AND STRONG INVESTOR DEMAND
  Mortgage-backed securities (MBS) performed well throughout the 12-month period under review, supported by an accommodative interest rate environment. During most of the period, rates remained within a generally narrow range, which reassured investors that the pace of mortgage refinancing was likely to remain subdued. (In contrast, declining interest rates tend to accelerate the pace of mortgage refinancing, which depresses MBS prices.) As a result, the MBS sector enjoyed strong demand from a wide range of investors, who viewed these securities as a yield-enhanced alternative to Treasuries. Most of the MBS sector's gains were achieved during the first half of the period, when yield spreads relative to Treasuries narrowed significantly. Although the sector's outperformance slowed during the balance of the period, spreads remained firm due to low volatility and MBS's continued attractiveness relative to Treasuries and agencies.

PERFORMANCE REVIEW
  The fund's strongest performers during the period under review were its investments in collateralized mortgage obligations (CMOs), which benefited along with other mortgage-backed securities in the favorable interest rate environment.
  We are pleased to report that the fund performed well relative to its peers. For the 12-month period ended October 31, 1997, the fund's Class A shares ranked within

PERFORMANCE SUMMARY

                             CLASS A    CLASS B   CLASS C*  INSTITUTIONAL* SERVICE*
                            (10/31/96- (10/31/96- (8/15/97-   (8/15/97-    (8/15/97-
                            10/31/97)  10/31/97)  10/31/97)   10/ 31/97)   10/31/97)
                            ---------- ---------- --------- -------------- ---------
  Total Return (based on        8.72%      7.96%     2.72%        2.94%       2.85%
   net asset value [NAV])
    Return From Monthly         7.04%      6.22%     1.19%        1.40%
     Distributions                                                            1.31%
    Return From Price           1.68%      1.74%     1.53%        1.54%       1.54%
     Appreciation
  Total Return of Lehman
   Brothers Government /
   Mortgage Index               8.82%      8.82%     2.93%        2.93%       2.93%
  NAV (as of 10/31/97)        $14.59     $14.61    $14.60       $14.59      $14.59
  NAV Change                  +$0.23     +$0.24    +$0.22       +$0.22      +$0.22
  Total Distributions Paid
   Per Share+                  $0.97      $0.86     $0.17        $0.20       $0.19

* New share class opened during the period. Performance and NAV change are cumulative from inception date.
+ Dividends are declared daily and paid on a monthly basis. The fund distributes substantially all of its taxable income, as is required for all investment companies.

The fund's NAV and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. All performance figures represent past performance and in no way guarantee future results, which will fluctuate as market conditions change. The investment return and principal value of an investment in the fund will fluctuate, and therefore an investor's shares when redeemed may be worth more or less than their original cost. Goldman, Sachs & Co., the distributor of the fund, is not a bank, and fund shares distributed by Goldman, Sachs & Co. are not deposits or obligations of, or endorsed or guaranteed by, any bank or depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal
Reserve Board or any other government agency.
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

the top 20% of intermediate U.S. government income funds (16th out of 123) based on total return, according to Lipper Analytical Services, Inc. In addition, the fund's Class B shares were ranked in the top third of its category, 39th out of 123 funds, for the same period. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class C, Institutional and Service shares were not ranked for this period because they have been in existence less than 12 months.)

PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES
  During the period, we adhered to our strategy of focusing on securities that we believed would fare well relative to the overall market regardless of the direction of interest rates. Our investment philosophy is to match the fund's duration (4.2 years as of October 31) to that of its benchmark and seek excess return over the benchmark through sector weightings and specific security selection.

                 PORTFOLIO COMPOSITION AS OF OCTOBER 31, 1997*

                                  [PIE CHART]

Fixed Rate Mortgage Pass-Throughs       29.6%
U.S. Treasuries                         22.7%
CMOs                                    18.6%
Asset-Backed Securities                 17.9%
U.S. Government Agency Obligations       8.2%
Municipal Bonds                          2.7%
Repos/Cash Equivalents                   0.3%


* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 . Fixed Rate Mortgage Pass-Throughs. As of October 31, fixed rate mortgage pass-throughs represented 29.6% of the portfolio, compared with 40.4% a year earlier. After yield spreads between pass-throughs and Treasuries narrowed during the period due to the favorable market environment and strong investor demand, we reduced the fund's allocation to the sector in favor of more attractively valued securities.
  We also used mortgage dollar rolls during the period, which helped the portfolio to benefit from short-term supply and demand imbalances in the mortgage settlement process. (Mortgage dollar rolls refer to transactions that involve selling mortgage securities owned by the fund and simultaneously contracting to buy back similar mortgage securities with the same coupon on a specified future date--usually one month forward.) At all times, we "cover" the mortgage dollar rolls by keeping cash or high-grade liquid assets equal to the dollar amount of the forward commitment in a segregated account with the fund's custodian.

 . U.S. Treasuries and Repurchase Agreements/Cash Equivalents. The portfolio held a 22.7% allocation in U.S. Treasuries as of October 31, up from 16.2% a year earlier. We added to the fund's holdings in Treasuries as we trimmed its exposure to alternative sectors, such as pass-throughs, that had become more fully valued and appeared to have limited potential for further outperformance. The fund's repurchase agreement/cash equivalent holdings, which accounted for 1.1% of the portfolio a year ago, represented a scant 0.3% by the end of the period.

 . CMOs. CMO securities performed well during the period as the sector benefited from the same favorable influences as other mortgage-backed securities. During the period, we trimmed the CMO allocation to 18.6%, down from 22.0% last October, as these securities became more fully valued. Within the sector, planned amortization class (PAC) CMOs were 9.0% of the portfolio, sequential-pay/support CMOs were 7.1% of the portfolio and the remainder was invested in a variety of other CMO structures, discussed below.

---------------------------------------  ---------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 . Asset-Backed Securities (ABS). As of October 31, 17.9% of the portfolio was invested in asset-backed securities. ABSs continued to perform well during the period, but heavy issuance during the second half of the period caused yield spreads to widen and restrained the sector's relative performance.

 . U.S. Government Agency Obligations. During the period, the fund's allocation to agency obligations was raised to 8.2%, up from 0.4% a year ago, as we added securities backed by Small Business Administration (SBA) loans. These securities are guaranteed by the U.S. government and offer nearly twice the yield spread of conventional (i.e., GNMA, FNMA, FHLMC) agencies.

 . Municipal Bonds. We added a small position in municipal bonds (2.7% as of October 31) to take advantage of seasonal supply imbalances in the municipal sector. We expect to "unwind" this trade when equilibrium is restored.

 . Issuer Composition. The portfolio composition of the fund's mortgage-backed security holdings by issuer was 16.5% in Federal National Mortgage Association
(FNMA) issues, 11.5% in Federal Home Loan Mortgage Corporation (FHLMC) issues and 10.6% in Government National Mortgage Association (GNMA) issues.

 . Credit Quality. As of October 31, 69.5% of the portfolio was invested in U.S. government and agency securities, 27.5% of the portfolio was invested in triple-A-rated securities, 2.7% was invested in municipal bond issues and 0.3% was invested in repurchase agreements/cash equivalents.

 . Prudent Use of Derivatives. As noted, the portfolio held PAC CMOs and sequential-pay/support CMOs, which are generally considered to be lower risk derivative instruments. The portfolio also had small positions in higher risk derivative securities, which we used in seeking to enhance return without incurring undue risk. These included inverse floaters, interest-only (IO) CMOs and principal-only (PO) CMOs, and their combined position accounted for 2.5% of the portfolio as of the end of the period. In addition, we used futures in seeking to manage the duration to approximate that of the benchmark.

MARKET OUTLOOK
  We believe Federal Reserve officials are likely to keep monetary policy on hold until the first half of 1998, when tight labor markets may generate sufficient wage pressures to prompt the Fed to raise rates.
  In terms of individual fixed income sectors, the recent turmoil in the financial markets caused the spreads of mortgage pass-throughs to widen relative to Treasuries. Lower coupon pass-throughs underperformed higher coupon pass-throughs during this volatile period and, as a result, currently represent a more attractive risk/return trade-off. In the CMO sector, liquidity is poor in the wake of the recent gyrations in the financial markets, largely due to investor attention being diverted elsewhere rather than sector-specific reasons. Similarly, the ABS sector also came under pressure at the end of the period due to supply pressures and general uncertainty related to the Asian financial crisis. Although investors have been buying selectively at these wider yield spread levels, we believe the sector may remain soft through year-end.


/s/ Jonathan A. Beinner

Jonathan A. Beinner


/s/ Erica Adelberg

Erica Adelberg


/s/ James B. Clark

James B. Clark

Portfolio Managers
Goldman Sachs Government Income Fund
November 28, 1997

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
October 31, 1997
--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1997. The performance for each class of the Goldman Sachs Government Income Fund (assuming both the maximum sales charge of 4.5% and no sales charge for Class A shares and the appropriate redemption fee and no redemption fee for the Class B and Class C shares), is compared with its benchmarks--the Lehman Brothers Mutual Fund Government/Mortgage Index ("Lehman Gov't/MBS Index") and the Lehman Brothers Mutual Fund General U.S. Government Index ("Lehman U.S. Gov't Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                         [GRAPH APPEARS HERE]

                        Class A Shares (a)      Class A Shares (a)      Lehman Gov't/MBS        Lehman U.S. Gov't
                        (No Sales Charge)       (W/Sales Charge)             Index                   Index
3/1/93                       10000                     9550                   10000                   10000
10/31/93                     10506                    10033                   10584                   10699
10/31/94                     10192                     9734                   10267                   10220
10/31/95                     11710                    11183                   11819                   11792
10/31/96                     12392                    11834                   12500                   12395
10/31/97                     13472                    12866                   13603                   13468

                         [GRAPH APPEARS HERE]

                          Class B Shares          Class B Shares        Lehman Gov't/MBS        Lehman U.S. Gov't
                       (W/out redempt. charge)  (W/redempt. charge)          Index                   Index
5/1/96                       10000                    10000                   10000                   10000
10/31/96                     10485                    10485                   10512                   10508
10/31/97                     11319                    10919                   11439                   11418

                         [GRAPH APPEARS HERE]

                         Class C Shares          Class C Shares       Lehman Gov't/MBS        Lehman U.S. Gov't
                     (W/out redempt. charge)   (W/redempt. charge)           Index                   Index
8/15/97                      10000                    10000                   10000                   10000
10/31/97                     10272                    10172                   10293                   10326

--------------------------------------------------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
October 31, 1997
--------------------------------------------------------------------------------



                             [GRAPH APPEARS HERE]

            Institutional Shares    Lehman Gov't/MBS Index    Lehman U.S. Gov't

8/15/97           50000                   50000                   50000
10/31/97          51470                   51465                   51630

                             [GRAPH APPEARS HERE]

            Service Shares          Lehman Gov't/MBS Index    Lehman U.S. Gov't


8/15/97           50000                   50000                   50000
10/31/97          51425                   51465                   51630

                                        ------------------------

                                           Average Annual Total
                                                  Return
                                        ------------------------
                                                       Since
                                           One Year Inception(b)
          Class A Shares, excluding sales
           charge                           8.72%      7.14%
              --------------------------------------------------
          Class A Shares, including sales
           charge                           2.45%      6.06%
              --------------------------------------------------
          Class B Shares, excluding
           redemption charge                7.96%      8.59%
              --------------------------------------------------
          Class B Shares, including
           redemption charge                3.19%      4.59%
              --------------------------------------------------
          Class C Shares, excluding
           redemption charge                 N/A       2.72%(c)
              --------------------------------------------------
          Class C Shares, including
           redemption charge                 N/A       1.72%(c)
              --------------------------------------------------
          Institutional Shares               N/A       2.94%(c)
              --------------------------------------------------
          Service Shares                     N/A       2.85%(c)

(a) For comparative purposes, initial investments are assumed to be made on the first day of the month following the Fund's commencement of operations.
(b) Class A, Class B, Class C, Institutional and Service shares commenced operations February 10, 1993, May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997, respectively.
(c) An aggregate total return (not annualized) is shown instead of an average annual total return since the Class C, Institutional and Service had not completed a full twelve months of operations.

---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
October 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity
   Amount                Rate                         Date                            Value
----------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS--47.3%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--5.0%
$  1,000,000             7.00%                      TBA-15 Yr(a)                   $ 1,014,060
   2,000,000             6.50                       TBA-15 Yr(a)                     1,999,360
   1,000,000             7.50                       TBA-30 Yr(a)                     1,022,180
----------------------------------------------------------------------------------------------
                                                                                   $ 4,035,600
----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--13.7%
$    493,919             6.50%                      08/01/25                       $   488,051
     273,298             6.50                       09/01/25                           269,712
     319,238             6.50                       10/01/25                           315,050
     376,084             6.50                       11/01/25                           371,150
      69,575             6.50                       12/01/25                            68,510
     405,889             6.50                       12/01/25                           400,478
   2,000,000             6.50                       TBA-7 Yr(a)                      2,004,360
   1,000,000             7.50                       TBA-15 Yr(a)                     1,025,620
   6,000,000             7.00                       TBA-30 Yr(a)                     6,018,720
----------------------------------------------------------------------------------------------
                                                                                   $10,961,651
----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--10.3%
$    216,326             9.00%                      10/15/19                       $   234,443
      92,691             9.00                       12/15/19                           100,338
     290,474             7.50                       04/15/23                           297,916
     306,387             7.00                       05/15/23                           308,970
     330,300             7.00                       06/15/23                           333,084
     330,759             7.00                       07/15/23                           333,547
     521,822             7.50                       07/15/23                           535,191
     161,311             8.00                       12/15/26                           167,410
     470,106             8.00                       12/15/26                           487,881
     330,803             8.00                       12/15/26                           343,209
   1,000,000             7.00                       TBA-30 Yr(a)                     1,005,620
   3,000,000             7.50                       TBA-30 Yr(a)                     3,067,500
   1,000,000             8.00                       TBA-30 Yr(a)                     1,037,810
----------------------------------------------------------------------------------------------
                                                                                   $ 8,252,919
----------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--18.3%
INTEREST ONLY--0.2%
FNMA Interest-Only Stripped Security, Series 151, Class 2
$    574,420             9.50%(b)                   07/25/22                       $   163,164
----------------------------------------------------------------------------------------------
                                                                                   $   163,164
----------------------------------------------------------------------------------------------
INVERSE FLOATER--1.8%
FHLMC Series 1666, Class SB
$  1,082,875             6.24%(c)                   01/15/24                       $ 1,030,984

 Principal              Interest                        Maturity
   Amount                 Rate                            Date                          Value
------------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
INVERSE FLOATER (CONTINUED)
FNMA Remic Trust, Series 1992-62, Class S
$    404,038              9.42%(c)                      05/25/99                     $   410,220
------------------------------------------------------------------------------------------------
                                                                                     $ 1,441,204
------------------------------------------------------------------------------------------------
NON-AGENCY COMMERCIAL MBS--1.9%
First Union--Lehman Brothers Commercial Mortgage Services
 Series 1997-C1, Class A2
$    400,000              7.30%                         12/18/06                     $   422,469
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C4
     500,000              7.32                          12/26/28                         522,813
Morgan Stanley Capital Commercial Mortgage, Inc. Series 1997-C1
     500,000              7.46                          05/15/06                         524,063
------------------------------------------------------------------------------------------------
                                                                                     $ 1,469,345
------------------------------------------------------------------------------------------------
PLANNED AMORTIZATION CLASS (PAC) CMOS--8.9%
FHLMC Series 1919, Class D
$  3,000,000              6.50%                         06/15/22                     $ 3,007,020
FHLMC Series 1985, Class PC
   1,000,000              6.35                          05/17/18                       1,005,310
FNMA Remic Trust, Series 1997-9, Class B
   1,000,000              6.50                          10/25/22                       1,005,580
GE Capital Mortgage Services, Inc. Series 1997-8, Class A13
   2,000,000              7.25                          10/25/27                       2,054,000
------------------------------------------------------------------------------------------------
                                                                                     $ 7,071,910
------------------------------------------------------------------------------------------------
PRINCIPAL ONLY--0.5%
FNMA Remic Trust, Series G-35, Class N
$    521,085             6.30%(d)                       10/25/21                     $   423,595
------------------------------------------------------------------------------------------------
                                                                                     $   423,595
------------------------------------------------------------------------------------------------
SEQUENTIAL FIXED RATE CMOS--2.1%
Citicorp Mortgage Securities Inc. Series 1993-11, Class A6
$    743,151              6.25%                         09/25/08                     $   737,005
GE Capital Mortgage Services, Inc., Series 1994-10, Class A22
     996,703              6.50                          03/25/24                         932,196
------------------------------------------------------------------------------------------------
                                                                                     $ 1,669,201
------------------------------------------------------------------------------------------------
SUPPORT--2.9%
Housing Securities, Inc., Series 1994-1, Class A13
$  1,455,585              6.50%                         03/25/09                     $ 1,415,105

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND (continued)
October 31, 1997
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity
   Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Salomon Brothers Mortgage Securities
$  1,000,000               6.00%                        09/30/08                       $   959,490
--------------------------------------------------------------------------------------------------
                                                                                       $ 2,374,595
--------------------------------------------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                             $14,613,014
--------------------------------------------------------------------------------------------------
TOTAL MORTGAGE BACKED OBLIGATIONS (COST $37,315,183)                                   $37,863,184
--------------------------------------------------------------------------------------------------
AGENCY DEBENTURES--2.9%
Sri Lanka Aid
$  2,375,000               5.84%                        02/21/16                       $ 2,356,000
--------------------------------------------------------------------------------------------------
TOTAL AGENCY DEBENTURES
 (COST $2,339,375)                                                                     $ 2,356,000
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--17.4%
AESOP Funding Series 1997-1, Class A2(g)
$  1,350,000               6.40%                        10/20/03                       $ 1,364,573
AFC Series 1997-1, Class A
   1,307,028               5.88                         07/25/27                         1,302,532
Chemical Bank Master Credit Card Trust, Series 1995-2, Class A
     720,000               6.23                         06/15/03                           723,370
CPS Auto Grantor Trust
     737,835               6.30                         08/15/02                           740,115
Fasco Auto Trust, Series 1996-1
     940,730               6.65                         11/15/01                           953,693
Fingerhut Master Trust, Series 1996-1, Class A
     590,000               6.45                         02/20/02                           594,053
First Merchants Auto Trust Series 1996-B, Class A1
     846,804               5.74                         03/15/00                           846,279
First USA Credit Card Master Trust Series 1997-6, Class A
   1,600,000               6.42                         03/17/05                         1,616,992
Ford Credit Auto Loan Master Trust, Series 1996-1, Class A
     650,000               5.50                         02/15/03                           636,591
Merrill Lynch Mortgage Investments, Inc. Series 1997-FF2, Class A
   2,240,134               5.93                         08/25/28                         2,240,134
Mid-State Trust Series 4, Class A
   1,138,418               8.33                         04/01/30                         1,227,977
Olympic Automobile Receivables Trust, Series 1994-B, Class A2
     313,954               6.85                         06/15/01                           318,912

 Principal                Interest                     Maturity
   Amount                   Rate                         Date                          Value
-----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
Premier Auto Trust, Series 1993-6, Class A2
$    159,891                4.65%                      11/02/99                     $   158,692
Premier Auto Trust, Series 1994-1, Class A3
      65,058                4.75                       02/02/00                          64,935
Prudential Securities, Series 1995-2, Class A
     630,842                6.02                       11/15/15                         632,817
Sears Credit Account Master Trust, Series 1995-2, Class A
     460,000                8.10                       06/15/04                         475,953
-----------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (COST $13,870,581)                                                                 $13,897,618
-----------------------------------------------------------------------------------------------
INSURED REVENUE BONDS--2.7%
New Jersey Economic Development Authority Series A
$  2,000,000                7.43%                      02/15/29                     $ 2,171,840
-----------------------------------------------------------------------------------------------
TOTAL INSURED REVENUE BONDS
 (COST $2,000,000)                                                                  $ 2,171,840
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--5.0%
Small Business Administration
$  1,676,696                7.15%                      03/01/17                     $ 1,737,543
   1,380,207                7.50                       04/01/17                       1,456,022
     800,000                7.30                       05/01/17                         834,128
-----------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $3,856,903)                                                                  $ 4,027,693
-----------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--22.0%
United States Treasury Bonds
$    450,000                7.50%                      11/15/16                     $   514,899
   2,120,000                8.75                       05/15/20                       2,763,950
     700,000                7.88                       02/15/21                         840,112
     100,000(e)             8.13                       05/15/21                         123,187
     690,000                7.63                       02/15/25                         817,001
United States Treasury Notes
   3,400,000                6.00                       08/15/99                       3,419,652
   2,310,000(e)             6.88                       08/31/99                       2,358,371
   3,900,000                5.63                       11/30/00                       3,888,417
   1,750,000                6.63                       07/31/01                       1,800,855
United States Treasury Principal Only Stripped Securities(d)
     950,000                5.93                       11/15/04                         630,069
   1,850,000                5.96                       05/15/20                         450,826
-----------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $17,086,592)                                                                 $17,607,339
-----------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--25.3%
Joint Repurchase Agreement Account(e)
$20,200,000               5.76%                        11/03/97                       $20,200,000
-------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
 (COST $20,200,000)                                                                   $20,200,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $96,668,634(F))                                                                $98,123,674
-------------------------------------------------------------------------------------------------

Futures contracts open at October 31, 1997 are as follows:

                                Number of
                                Contracts                     Unrealized
           Type              Long (Short)(h) Settlement Month Gain (Loss)
---------------------------  --------------- ---------------- -----------
5 Year U.S. Treasury Notes          31        December 1997     $ 24,594
10 Year U.S. Treasury Notes        (21)       December 1997      (20,938)
U.S. 20 Year Long Term Bond          9        December 1997       55,162
                                                              ----------
                                                                $ 58,818
--------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
Gross unrealized gain for investments in which value
 exceeds cost                                                  $1,557,196
Gross unrealized loss for investments in which cost
 exceeds value                                                   (102,858)
--------------------------------------------------------------------------
Net unrealized gain                                            $1,454,338
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally + / -2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.
(c) Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 1997.
(d) The interest rate disclosed for these securities represents effective yields to maturity.
(e) Portions of these securities are being segregated for open TBA purchases, open futures contracts and futures margin requirements.
(f) The aggregate cost for Federal income tax purposes is $96,669,336.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of the Rule 144A securities amounted to $1,364,573 as of October 31, 1997.
(h) Each 5-Year and 10-Year U.S. Treasury Note and each U.S. Long 20-Year Term Bond contract represents $100,000 in notional par value. The total notional amount and market value at risk are $6,100,000 and $3,412,969, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS GLOBAL INCOME FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
INVESTMENT OBJECTIVE
  The Goldman Sachs Global Income Fund seeks high total return, composed of both current income and capital appreciation. All securities purchased by the fund will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. The fund will invest at least 50% of its total assets in securities rated AAA by S&P or Aaa by Moody's, at the time of investment. The maximum duration of the fund is 7.5 years and its approximate interest rate sensitivity is comparable to that of a six-year bond. Under normal market conditions, the fund's neutral position is to be fully hedged into U.S. dollars to best serve the needs of U.S. shareholders. However, the fund may engage in currency transactions, both to hedge exchange rate risk and to seek to enhance returns.

NEW SHARE CLASSES
  To accommodate different clients' needs and preferences, the fund added Service shares on March 12, 1997 and Class C shares on August 15, 1997.

MOST GLOBAL BONDS PERFORMED WELL, SUPPORTED BY FAVORABLE ECONOMIC CONDITIONS AND EMU-RELATED YIELD CONVERGENCE
  Global bonds performed well during the period under review. Though fears of rising inflation impacted several major markets during the first quarter of 1997, most of these bonds subsequently rebounded. Government bonds in the U.S. and Europe closed the period on a particularly strong note. Demand for these securities surged when they were perceived as a safe haven in the wake of the spreading Asian financial crisis.
  In Europe, the U.K. and the higher yielding markets (e.g., Spain and Italy) significantly outperformed the "core" and "near core" markets (e.g., Germany, France and the Netherlands). The U.K. was the strongest European performer during the fiscal year under review, which was particularly notable because it trailed most other markets early in the period. Within continental Europe, Spain and Italy achieved the best returns as their markets were buoyed by weak economic growth and low inflation. In addition, these markets benefited from convergence trades triggered by rising optimism regarding their inclusion in the European Monetary Union (EMU). However, "core" European markets lagged, as a rebound in German manufacturing and production toward the end of the period led the Bundesbank to increase interest rates in a preemptive strike against inflation.
  The dollar bloc achieved positive returns, but performance varied widely. Australia posted the strongest performance of the major global bond markets, as lower-than-expected wage and inflation data prompted the Reserve Bank to continue to cut interest rates. In contrast, the U.S. trailed all other bond markets. Though Treasuries performed well during the latter half of the period, their 12-month return suffered because of their weak performance during the first quarter of 1997, when accelerating growth pushed yields higher. In Japan, Japanese Governments Bonds (JGBs) rallied as poor economic conditions-- including weak production, a buildup in inventories and anemic domestic demand--made interest rate hikes increasingly unlikely. As a result, JGBs fared better than Treasuries and several European bonds.

PERFORMANCE REVIEW: COUNTRY ALLOCATIONS CONTRIBUTED TO PERFORMANCE
  During the period under review, the fund underperformed its benchmark, the J.P. Morgan Global Government Bond Index (hedged into U.S. dollars) (the "Index"). The Index covers 14 major bond markets and reflects their currency exposures. The largest contributors to the fund's performance included its overweighted positions in the U.K. and Italy, two of the strongest markets during the period. However, the fund's underweightings in Canada and Japan proved to be a drag on its performance relative to the benchmark when those markets performed well.
  However, we are pleased to report that the fund fared well relative to its peers. For the three-year period ended October 31, 1997, Morningstar, Inc., an independent

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
rating agency, rated the fund's Class A shares five stars (in a universe of 1,338 taxable bond funds), its highest rating./1/
  The fund also performed well compared with its peers in Lipper Analytical Services, Inc.'s global income category. For the 12-month period ended October 31, the Institutional, Class A and Class B shares ranked 6th, 10th and 14th, respectively, out of 137 global income funds based on total return. For the five-year period ended October 31, 1997, the fund's Class A shares ranked within the top quartile (10th out of 48 funds) of its category. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class C and Service shares were not ranked for these periods because they were in existence less than 12 months.)
  Though the portfolio is typically fully hedged into U.S. dollars, we successfully employed several currency strategies during the period. For example, the fund held long U.S. dollar positions against the yen and several European currencies, which benefited performance when continued weakness in Japanese and European economies was reflected in their exchange rates.

------------------------

/1/ Source: (C)1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 10/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The fund's Class A shares received four stars for the five-year period and were rated among 732 taxable bond funds. The Morningstar ratings apply only to the fund's Class A shares; the fund's Class B, Class C, Institutional and Service shares have not been rated. Class B, Class C, Institutional and Service shares are subject to additional fees and expenses, which may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates each fund against its peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

PERFORMANCE SUMMARY


                              CLASS A     CLASS B    CLASS C*  INSTITUTIONAL  SERVICE*
                            (10/31/96 - (10/31/96 - (8/15/97 -  (10/31/96 -  (3/12/97 -
                             10/31/97)   10/31/97)  10/31/97)    10/31/97)   10/31/97)
                            ----------- ----------- ---------- ------------- ----------
  Total Return (based on
   net asset value [NAV])       9.66%       9.04%       3.03%      10.26%        6.42%
    Return From Monthly
     Distributions              5.62%       5.15%       1.27%       6.21%        0.22%
    Return From Price
     Appreciation               4.04%       3.89%       1.76%       4.05%        6.20%
  Total Return of J.P.
   Morgan Global
   Government Bond Index       10.58%      10.58%       3.01%      10.58%        7.41%
  NAV (as of 10/31/97)        $15.10      $15.08      $15.06      $15.09       $15.09
  NAV Change                  +$0.57      +$0.55      +$0.26      +$0.57       +$0.40
  Total Distributions Paid
   Per Share+                  $0.79       $0.73       $0.19       $0.87        $0.52

* New share class opened during the period. Performance and NAV change are cumulative from inception date.
+ The fund declares and pays dividends on a monthly basis. The fund distributes substantially all of its taxable income, as is required for all investment companies.

The fund's foreign investments and active management techniques entail risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. The fund may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates or both. All performance figures represent past performance and in no way guarantee future results, which will fluctuate as market conditions change. The investment return and principal value of an investment in the fund will fluctuate, and therefore an investor's shares when redeemed may be worth more or less than their original cost. Goldman, Sachs & Co., the distributor of the fund, is not a bank, and fund shares distributed by Goldman, Sachs & Co. are not deposits or obligations of, or endorsed or guaranteed by, any bank or depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal
Reserve Board or any other government agency.
                                         ---------------------------------------
---------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS GLOBAL INCOME FUND (continued)
---------------------------------------  ---------------------------------------


PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES

                 PORTFOLIO COMPOSITION AS OF OCTOBER 31, 1997*

                                 [PIE CHART]

U.S.                    31.5%
U.K.                    14.1%
Japan                   12.1%
Italy                   11.1%
Germany                 11.0%
New Zealand              7.4%
Spain                    4.0%
Cash                     3.5%
France                   3.0%
Sweden                   1.3%
Australia                1.0%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 . Dollar Bloc. As of October 31, 1997, 39.9% of the fund was invested in the dollar bloc countries (e.g., the U.S., Australia and New Zealand) compared with 43.8% for the Index. Though the fund was underweighted in the dollar bloc in terms of market positions, the sector represented a neutral allocation relative to the benchmark on a duration-weighted basis.
  U.S. As noted, the U.S. lagged other major bond markets. The fund was underweighted in U.S. Treasuries relative to the Index (31.5% versus 39.6% as of October 31), which worked in its favor when Treasuries came under pressure during the first quarter of 1997 amid accelerating growth and a Federal Reserve rate hike. When Treasuries later rallied, however, the underweighting detracted from the fund's performance relative to the benchmark.
  Other Dollar Bloc Countries. In June, we initiated a position in New Zealand (7.4% of the portfolio as of October 31), in the expectation that economic weakness would push interest rates lower (and bond prices higher). When yield spreads between the U.S. and New Zealand narrowed, the allocation contributed to performance. The portfolio also held an overweighted position in Australian bonds during the first half of the period, which we then sold at a profit after that market rallied. Toward the end of the period, we reestablished a neutral weighting in Australia (1.0% as of October 31). The fund briefly held a position in Canada, but was not invested in that market during most of the period because Canada's strengthening economy indicated an unattractive risk/return trade-off.

 . Europe. The fund was overweighted in Europe compared with the Index, 44.5% versus 41.7%. This strategy worked to the fund's advantage because most European bonds performed well due to favorable bond market conditions throughout the region.
  U.K. During the first half of the period, the U.K. gilt sold off when a surge in consumer spending contributed to a sharp acceleration in growth and fueled fears of inflation. However, later in the year, gilts rebounded dramatically. Fixed income investors were encouraged when the newly independent Bank of England demonstrated its determination to fight inflation by initiating a series of rate hikes. In January, we increased the fund's U.K. allocation to an overweighting when our analysis indicated that the gilt market had become oversold. When the U.K. market recovered, this strategy significantly contributed to the fund's performance. The fund continued to overweight the U.K. at the end of the period, 14.1% compared with 6.9% for the benchmark.
  Germany and France. Within the "core" European markets, weak economic activity in Germany and France helped support their bond markets during the first half of the period. During the summer, however, the performance of these markets began to deteriorate when accelerating growth in Germany rekindled inflationary fears. In early October, these concerns prompted the Bundesbank to raise its repo rate, and other "core" markets, such as France, quickly followed with their own rate hikes. As of the end of the period, the fund was overweighted in Germany (11.0% versus 8.6% for the Index) and underweighted in France (3.0% versus 8.0%).

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Italy, Spain and Sweden. In the higher yielding markets, the portfolio benefited from a significant overweighting in Italy (11.1% versus 5.6% for the Index as of October 31) and a slight overweighting in Spain (4.0% versus 3.2%). Both of these markets performed extremely well as yield spreads relative to other European markets narrowed significantly in anticipation of their participation in EMU. The fund held a neutral weighting in Sweden during most of the period, which we then reduced to an under-weighting (1.3% versus 1.8%) because its accelerating economy is likely to trigger rising bond yields.

 . Japan. During the first half of the period, the fund significantly underweighted Japan. This strategy detracted from performance, since JGBs performed well as investors focused on the fragility of Japan's banking system. When Japan's economy deteriorated during the latter half of the period, we increased the portfolio's duration-weighted exposure in the expectation that interest rates would need to remain at historically low levels in the absence of fiscal stimulus. As of October 31, the fund held a 12.1% allocation in Japan.

 . Cash Equivalents. As of October 31, 3.5% of the fund was in cash equivalents. We reduced this position from 15.4% a year ago as we identified attractive investment opportunities.

 . Duration. The fund's duration was slightly longer than that of the Index as of October 31, 5.6 years versus 5.3 years, primarily due to overweightings in U.K. and Italy. (Duration is a measurement of the fund's sensitivity to interest rate movements; the shorter the duration, the less the fund's NAV should move in relation to interest rate fluctuations.)

FUND OUTLOOK
  In the near term, the outlook for global bond markets will be heavily dependent on the fortunes of global equity markets. If uncertainty related to the Asian financial crisis continues to impact equities, we expect bonds will continue to benefit from investor demand for lower risk assets.
  In the U.S., inflationary pressures remain in place with tight labor market conditions, strong consumer confidence, robust growth and solid corporate earnings. Though the deflationary impact of the Asian situation will help offset these domestic influences, we expect Treasury prices to decline if investors regain confidence in global equity markets and begin to reduce their Treasury holdings. In other dollar bloc countries, we are neutral on Australia, which has experienced significant spread contraction in recent months; positive on New Zealand, which is attractively valued following a recent sell-off; and remain negative on Canada, which is vulnerable to the rising risks of an overheating economy.
  Within Europe, we believe yields in several countries reflect an overly pessimistic view of future interest rate increases. As a result, we expect these markets to offer attractive returns as current steep yield curves flatten. We are particularly positive on the U.K., which we expect to continue to benefit from the Bank of England's proactive stance toward monetary policy, and Italy, which we believe will experience further spread contraction as the likelihood of its participation in EMU increases. In Japan, we expect that bond yields will remain near their current levels with the economy remaining very weak and concerns rising over the extent of Japanese banks' exposure to other Asian markets.


/s/ Stephen C. Fitzgerald
Stephen C. Fitzgerald
Portfolio Manager, Fixed Income Investments


/s/ Andrew F. Wilson
Andrew F. Wilson
Portfolio Manager, Fixed Income Investments


/s/ Gareth I. Evans
Gareth I. Evans
Portfolio Manager, Currency

Goldman Sachs Global Income Fund
London, November 28, 1997

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS GLOBAL INCOME FUND
October 31, 1997
--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1997. The performance for each class of the Goldman Sachs Global Income Fund (assuming both the maximum sales charge of 4.5% and no sales charge for the Class A shares and the appropriate redemption fee and no redemption fee for the Class B and Class C shares) is compared with its benchmark--the J.P. Morgan Global Government Bond Index hedged to U.S. Dollars ("J.P. Morgan GGB Index-$ Hedged"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Class A Shares (a)  Class A Shares (a)  JP Morgan GGB Index - $
          (No Sales Charge)   (W/Sales Charge)         Hedged

9/1/91          10000               9550                10000
10/31/91        10145               9688                10263
10/31/92        11034              10538                11156
10/31/93        12220              11670                12509
10/31/94        11672              11146                12051
10/31/95        13432              12827                13903
10/31/96        14921              14250                15306
10/31/97        16362              15627                16925

              Class B Shares        Class B Shares        JP Morgan GGB Index
          (w/out redempt. charge) (w/redempt. charge)         $ Hedged

5/1/96          10000                   10000                   10000
10/31/96        10624                   10624                   10653
10/31/97        11584                   11184                   11780


                Class C Shares        Class C Shares      JP Morgan GGB Index
           (w/out redempt. charge)  (w/redempt. charge)        $ Hedged

8/15/97         10000                     10000                 10000
10/31/97        10303                     10203                 10301

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         Institutional Shares   JP Morgan GGB Index - $ Hedged

8/1/95          10000                       10000
10/31/95        10442                       10351
10/31/96        11651                       11395
10/31/97        l2846                       12601


            Service Shares      JP Morgan GGB Index - $ Hedged

3/12/97         10000                       10000
10/31/97        10642                       10741

                                  ------------------------------------

                                                 Average Annual Total Return
                                  --------------------------------------------
                                                                     Since
                                               One Year Five Year Inception(b)
       Class A Shares, excluding sales charge    9.66%    8.19%       8.28%
     -------------------------------------------------------------------------
       Class A Shares, including sales charge    3.26%    7.36%       7.48%
     -------------------------------------------------------------------------
       Class B Shares, excluding redemption
        charge                                   9.04%     N/A       10.27%
     -------------------------------------------------------------------------
       Class B Shares, including redemption
        charge                                   4.33%     N/A        6.27%
     -------------------------------------------------------------------------
       Class C Shares, excluding redemption
        charge                                   N/A       N/A        3.03%(c)
     -------------------------------------------------------------------------
       Class C Shares, including redemption
        charge                                   N/A       N/A        2.03%(c)
     -------------------------------------------------------------------------
       Institutional Shares                     10.26%     N/A       11.75%
     -------------------------------------------------------------------------
       Service Shares                            N/A       N/A        6.42%(c)

(a) For comparative purposes, initial investments are assumed to be made on the first day of the month following the Fund's commencement of operations of Class A, Class C and Service shares.
(b) The Class A, Class B, Institutional, Service and Class C shares commenced operations August 2, 1991, May 1, 1996, August 1, 1995, March 12, 1997 and August 15, 1997, respectively.
(c) An aggregate total return (not annualized) is shown instead of an average annual total return since Class C and Service had not completed a full twelve months of operations.

---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS GLOBAL INCOME FUND
October 31, 1997
---------------------------------------  ---------------------------------------

Principal                    Interest                   Maturity
Amount(a)                      Rate                       Date                        Value
-----------------------------------------------------------------------------------------------
DEBT OBLIGATIONS--79.4%
AUSTRALIAN DOLLAR--1.0%
Commonwealth of Australia
AUD      2,500,000            10.00%                    02/15/06                   $  2,223,818
-----------------------------------------------------------------------------------------------
BRITISH POUND STERLING--13.9%
United Kingdom Treasury
BPS     17,000,000             8.50%                    07/16/07                   $ 32,283,075
-----------------------------------------------------------------------------------------------
DEUTSCHEMARK--10.8%
Federal Republic of Germany
DEM     13,500,000             8.00%                    07/22/02                   $  8,783,066
         2,000,000             6.50                     10/14/05                      1,233,670
         7,000,000             6.25                     04/26/06                      4,251,247
        13,000,000             6.00                     01/04/07                      7,752,640
Treuhandanstalt
         5,000,000             6.38                     07/01/99                      2,996,287
-----------------------------------------------------------------------------------------------
                                                                                   $ 25,016,910
-----------------------------------------------------------------------------------------------
FRENCH FRANC--3.0%
Government of France
FRF     40,000,000             4.75%                    03/12/02                   $  6,862,393
-----------------------------------------------------------------------------------------------
ITALIAN LIRA--10.8%
Republic of Italy
ITL 26,000,000,000             9.50%                    05/01/01                   $ 17,180,272
    13,000,000,000             6.75                     07/01/07                      8,000,413
-----------------------------------------------------------------------------------------------
                                                                                   $ 25,180,685
-----------------------------------------------------------------------------------------------
JAPANESE YEN--12.1%
Asian Development Bank
JPY    350,000,000             5.63%                    02/18/02                   $  3,449,834
Federal National Mortgage Association
       740,000,000             2.22                     10/09/07                      6,256,950
Government of Japan
       850,000,000             2.50                     06/20/07                      7,477,245
Kingdom of Spain
       600,000,000             3.10                     09/20/06                      5,490,237
Republic of Italy
       550,000,000             5.13                     07/29/03                      5,472,580
-----------------------------------------------------------------------------------------------
                                                                                   $ 28,146,846
-----------------------------------------------------------------------------------------------
NEW ZEALAND DOLLAR--7.4%
Federal National Mortgage Association
NZD      8,500,000             7.00%                    09/26/00                   $  5,257,964

Principal                   Interest                   Maturity
Amount(a)                     Rate                       Date                        Value
----------------------------------------------------------------------------------------------
DEBT OBLIGATIONS (CONTINUED)
NEW ZEALAND DOLLAR (CONTINUED)
Government of New Zealand
NZD     9,700,000             8.00%                    02/15/01                   $  6,245,054
International Bank for Reconstruction & Development
        9,000,000             7.00                     09/18/00                      5,575,830
----------------------------------------------------------------------------------------------
                                                                                  $ 17,078,848
----------------------------------------------------------------------------------------------
SPANISH PESETA--3.9%
Kingdom of Spain
ESP 1,100,000,000            10.30%                    06/15/02                   $  9,026,397
----------------------------------------------------------------------------------------------
SWEDISH KRONA--1.2%
Kingdom of Sweden
SEK    22,000,000             6.00%                    02/09/05                   $  2,899,398
----------------------------------------------------------------------------------------------
UNITED STATES DOLLAR--15.3%
International Bank for Reconstruction & Development
USD     8,000,000             6.63%                    08/21/06                   $  8,217,600
United States Treasury Bonds
        5,100,000             7.50                     11/15/16                      5,835,522
        3,250,000             7.63                     02/15/25                      3,848,195
        6,000,000             6.75                     08/15/26                      6,448,140
United States Treasury Notes
        2,050,000             7.00                     07/15/06                      2,199,589
        8,600,000             6.50                     10/15/06                      8,945,376
----------------------------------------------------------------------------------------------
                                                                                  $ 35,494,422
----------------------------------------------------------------------------------------------
TOTAL DEBT OBLIGATIONS
 (COST $180,581,438)                                                              $184,212,792
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.9%
AESOP Funding Series 1997-1, Class A2(c)
USD     1,250,000             6.40%                    10/20/03                   $  1,263,494
AFC Series 1997-1, Class A(b)
        1,307,028             5.85                     07/25/27                      1,302,532
ALAC Automobile Receivable Series 1997-1, Class A
          431,466             6.29                     12/15/02                        431,970
Cit RV Trust Series 1995-B, Class A
          252,266             6.50                     04/15/11                        254,142
EQCC Home Equity Loan Trust Series 1997-3, Class A
          890,097             5.80                     11/15/28                        890,097
First Chicago Mortgage Trust Series 1992-E, Class A
          750,000             6.25                     08/15/99                        748,823

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

Principal                 Interest                     Maturity
Amount(a)                   Rate                         Date                          Value
------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
First USA Credit Card Master Trust Series 1997-6, Class A
USD    900,000              6.42%                      03/17/05                     $    909,558
Ford Motor Credit Trust Series 1993-B, Class A
        51,114              4.30                       07/15/98                           51,066
MBNA Master Card Series 1992-1, Class A
       666,667              7.25                       06/15/99                          665,833
Navistar Financial Corp. Series 1994-A, Class A
       634,284              5.93                       10/15/99                          634,372
Nissan Auto Receivables Series 1995-A, Class A
       986,455              6.10                       08/15/01                          986,760
Premier Auto Trust Series 1994-3, Class A
       811,060              6.85                       03/02/99                          813,087
------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (COST $8,924,066)                                                                  $  8,951,734
------------------------------------------------------------------------------------------------
CORPORATE BONDS--5.7%
BankAmerica Corp.
USD    900,000              7.75%                      07/15/02                     $    953,586
Bayerische Landesbank Girozent
    10,000,000              6.63                       06/25/07                       10,388,200
Beneficial Corp.
       500,000              6.43                       04/10/02                          500,325
Capital One Bank
     1,000,000              7.35                       06/20/00                          996,800
Countrywide Funding Corp.
       450,000              6.38                       10/08/02                          453,830
------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (COST $12,884,606)                                                                 $ 13,292,741
------------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS--7.1%
Asset Securitization Corp. Series 1997-D5, Class A1
USD    450,000              6.73%                      02/14/41                     $    452,385
CMC Series 1997-2, Class A
     2,000,000              6.60                       11/25/27                        2,010,488
Countrywide Funding Corp. Series 1994-2, Class A
     1,000,000              6.50                       02/25/09                          988,120
Countrywide Funding Corp. Series 1994-I, Class A
     2,000,000              6.25                       07/25/09                        1,998,120
FHLMC Series 1985, Class PC
     2,000,000              6.35                       05/17/18                        2,010,620

Principal                  Interest                     Maturity
Amount(a)                    Rate                         Date                          Value
-------------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS (CONTINUED)
General Electric Capital Mortgage Services Series 1994-2,
 Class A
USD     564,879              4.82%                      01/25/09                     $    491,772
        968,367              6.69                       01/25/09                          997,737
General Motors Acceptance Corp. Series 1997-C1, Class A
        450,000              6.85                       09/15/06                          464,702
Government National Mortgage Association (GNMA)
        270,468              9.00                       03/15/05                          287,540
        217,927              9.00                       02/15/06                          231,833
        737,597              9.00                       02/15/10                          795,245
        710,845              7.50                       01/15/23                          729,057
        153,476              7.50                       04/15/23                          157,408
        134,544              7.50                       05/15/23                          137,991
        685,072              7.00                       07/15/23                          690,848
        103,932              7.00                       07/15/23                          104,808
        254,393              7.00                       08/15/23                          256,537
        532,123              7.00                       08/15/23                          536,609
        255,536              7.50                       08/15/23                          262,083
        213,908              7.00                       09/15/23                          215,711
        325,641              7.00                       09/15/23                          328,387
        358,388              7.00                       10/15/23                          361,409
        211,500              7.00                       10/15/23                          213,283
        316,425              7.00                       11/15/23                          319,093
        481,311              7.50                       12/15/23                          493,642
        257,886              7.50                       12/15/23                          264,733
Morgan Stanley Capital Commercial Mortgage, Inc.
 Series 1997-C1
        650,000              7.46                       05/15/06                          681,280
-------------------------------------------------------------------------------------------------
TOTAL MORTGAGE BACKED OBLIGATIONS
 (COST $16,322,630)                                                                  $ 16,481,441
-------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--9.4%
State Street Bank & Trust Euro-Time Deposit
USD  21,901,526              5.66%                      11/03/97                     $ 21,901,526
-------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
 (COST $21,901,526)                                                                  $ 21,901,526
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $240,614,266(B))                                                              $244,840,234
-------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS GLOBAL INCOME FUND (continued)
October 31, 1997
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
Gross unrealized gain for investments in which
 value exceeds cost                                                                  $  5,500,234
Gross unrealized loss for investments in which
 cost exceeds value                                                                    (1,274,266)
--------------------------------------------------------------------------------------------------
Net unrealized gain                                                                  $  4,225,968
--------------------------------------------------------------------------------------------------

(a) The principal amount of each security is stated in the currency in which the bond is denominated. See below.
AUD = Australian    JPY = Japanese Yen
    Dollar          NZD = New Zealand Dollar
BPS = British       ESP = Spanish Peseta
    Pound Sterling  SEK = Swedish Krona
DEM = Deutschemark  USD = United States Dollar
FRF = French Franc
ITL = Italian Lira

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of the Rule 144A securities amounted to $2,566,026.
(c) The amount stated also represents aggregate cost for Federal income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

----------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MUNICIPAL INCOME FUND
---------------------------------------  ---------------------------------------


INVESTMENT OBJECTIVE
  The Goldman Sachs Municipal Income Fund seeks to provide a high level of current income that is exempt from regular federal income tax, consistent with the preservation of capital. In pursuit of its objective, the fund invests in a diversified portfolio of municipal securities with a weighted average credit quality of double-A or better. The fund buys only investment-grade securities or, if unrated, securities deemed to be of comparable quality. Under normal interest rate conditions, the fund's duration is expected to be within one year of its benchmark, the Lehman Brothers 15-Year Municipal Bond Index. The fund's approximate interest rate sensitivity is comparable to that of a 15-year bond.

NEW SHARE CLASSES ADDED
  On August 15, 1997, the fund added Class C, Institutional Class and Service Class shares.

MUNICIPAL BOND MARKET SHOWS SIGNS OF STRENGTH AND STABILITY
  The municipal market remained at relatively strong levels compared with the taxable market for much of the year, including four consecutive months of rallying from April through July. A typical August slowdown, some rallying in September, and mixed performance for municipals during October, capped off a year that saw overall municipal prices rise. The average price of a 15-year municipal bond (as calculated from data provided by Municipal Market Data, an independent municipal market information provider) increased, while yields fell from 5.30% on October 31, 1996 to 4.98% on October 31, 1997.
  New issue supply increased during 1997 vs. 1996, up a solid 5% through October, versus the first ten months of 1996. The 1997 new issue supply has followed historical early-month patterns, with January and February supply well below annual averages (slightly more than $10 billion each month) and March and April supply closer to normal levels ($13 to $14 billion). Spikes in new issue supply to $21.9 billion in June and $20.6 billion in September were approximately 50% greater than the monthly average for the rest of 1997, and contributed significantly to the year's overall supply increase. Heavy June and July coupon and principal payments flooded the market with enough reinvestment cash to absorb most of the new issue supply during the summer, but heavy fall supply has weakened the municipal market relative to treasuries.
  Demand from individual investors, who control approximately two-thirds of municipal bond ownership either through mutual funds or direct investment, continued to dominate the market, though municipal rates below the psychologically key 6% level may have discouraged some investors. The budget bill, passed in August, was favorable to municipals both on the demand side--an exemption allowing corporations with outstanding debt to invest in the municipal market was left intact--as well as on the supply side, where restrictions on the amount that private universities can issue were loosened.

MUNICIPAL BOND YIELD CURVE

                                    [GRAPH]


                                      10/31/97        10/31/96

                        1998            3.70%           3.90%
                        1999            3.85            4.15
                        2000            3.95            4.30
                        2001            4.05            4.40
                        2002            4.15            4.50
                        2003            4.25            4.60
                        2004            4.35            4.70
                        2005            4.45            4.80
                        2006            4.50            4.90
                        2007            4.55            5.00
                        2008            4.65            5.10
                        2009            4.75            5.20
                        2010            4.85            5.25
                        2011            4.93            5.30
                        2012            4.98            5.35
                        2013            5.03            5.40
                        2014            5.08            5.40
                        2015            5.13            5.45
                        2016            5.15            5.45
                        2017            5.15            5.45
                        2018            5.18            5.50
                        2019            5.18            5.50
                        2020            5.20            5.50
                        2021            5.20            5.50
                        2022            5.20            5.50
                        2023            5.20            5.50
                        2024            5.20            5.50
                        2025            5.23            5.50
                        2026            5.23            5.50
                        2027            5.23            5.50


The yield curve experienced a downward parallel shift in contrast to one year ago.
Source: Municipal Market Data

PERFORMANCE REVIEW: POSITIVE PERFORMANCE RELATIVE TO PEERS
  We are pleased to report that the fund's Class A and B shares outperformed most of their peers, for the one-year period ended October 31, 1997. Class A shares ranked in the top 10% of general municipal debt funds (22 out of 231) based on total return, according to Lipper

---------------------------------------  ---------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MUNICIPAL INCOME FUND (continued)
---------------------------------------  ---------------------------------------
Analytical Services, Inc. The fund's Class B shares ranked in the top one-third of all general municipal debt funds for the period (73 out of 231). Class C, Institutional and Service shares did not exist for the entire period and were not ranked by Lipper. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)
  The fund's positive performance during the period can be attributed to our term structure management, sector weightings and specific security selections. As always, we did not make any bets on the direction of interest rates, but rather kept the fund's duration in line with the Index, occasionally using municipal and Treasury futures contracts to manage sector allocation and duration.

 .The ratio of credit upgrades to credit downgrades in the municipal market increased during the year, reflected in a tightening of spreads between higher- and lower-rated securities. We have maintained a "credit-barbell" in the portfolio, emphasizing high-quality bonds with maturities of 20 to 30 years on the long end of the yield curve, as we do not feel there is adequate compensation in more volatile, lower-quality, long-term bonds. The portfolio's concentration of lower quality--though still investment-grade--bonds is on the less volatile, short end of the yield curve in the four- to 10-year maturity range. This strategy is intended to allow us to extract extra yield from the shorter end of the market while maintaining higher quality on the more interest-rate-sensitive long end of the market. We regularly adjusted the credit and term structure in seeking to take advantage of changing market conditions.

 .During the period, we employed several strategies using municipal and/or treasury futures contracts. These trades are designed to exploit relative pricing discrepancies between different markets, and are not designed to incur additional interest rate risk. The fund stood at a 100% municipal bond weighting at the end of the reporting period, indicating attractive opportunities across the entire length of the municipal yield curve. Also, we were able to take advantage of the municipal market's tendency to overvalue callable discount bonds

PERFORMANCE SUMMARY

                              CLASS A     CLASS B    CLASS C*  INSTITUTIONAL*  SERVICE*
                            (10/31/96 - (10/31/96 - (8/15/97 -   (8/15/97 -   (8/15/97 -
                             10/31/97)   10/31/97)  10/31/97)     10/31/97)   10/31/97)
                            ----------- ----------- ---------- -------------- ----------
  Total Return (based on
   net asset value)             9.23%       8.48%       1.75%        2.10%        1.93%
    Return From Monthly
     Distributions              4.81%       4.16%       0.81%        1.02%        0.91%
    Return From Price
     Appreciation               4.42%       4.32%       0.94%        1.08%        1.02%
  Lehman Brothers 15-Year
   Municipal Bond Index         9.62%       9.62%       1.94%        1.94%        1.94%
  NAV (as of 10/31/97)        $14.99      $15.00      $14.99       $15.00       $14.99
  NAV Change                  +$0.62      +$0.63      +$0.14       +$0.16       +$0.15
  Total Distributions Paid
   Per Share+                  $0.68       $0.56       $0.12        $0.15        $0.14


* New share class opened during the period. Performance and NAV change are cumulative from inception date.
+ Dividends are declared daily and paid on a monthly basis. The fund intends to distribute substantially all of its investment company tax-exempt and taxable income, as required by tax law.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank or other insured depository institution, and are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency, and an investment in a Fund involves risk, including possible loss of principal. All performance figures represent past performance and in no way guarantee future results, which will fluctuate as market conditions change. The investment return and principal value of an investment in a Fund will fluctuate and, therefore, an investor's shares when redeemed, may be worth more or less than their original cost. The Fund may invest up to 20% in private activity bonds the interest from which is subject to the alternative minimum tax (AMT).
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
and undervalue callable par or premium bonds by strategically trading between the two.
  The fund's performance also benefited from our extensive credit analysis. Our research helped identify specific investment opportunities, such as "story" bonds. These securities are often misunderstood or incorrectly valued, but can have unique security structures and attractive yield potential. One "story" bond in the portfolio is the Cleveland-Cuyahoga County Port Authority bonds for the Rock 'n Roll Hall of Fame. Rated BBB by Fitch Investors Service, L.P., our research analysis conservatively indicated that the anticipated combination of admission receipts, sponsorship fees, and a county-wide hotel tax (benefiting from the overall emergence of downtown Cleveland as a tourist destination), as well as an additional debt service reserve, would make this an attractive addition to the portfolio. As of October 31, 1997, the Fund owned approximately 0.9% of the outstanding issue.

PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES:EMPHASIS ON REVENUE BONDS

                 PORTFOLIO COMPOSITION AS OF OCTOBER 31, 1997*

                                 [PIE CHART]

Insured Revenue Bonds           45.3%
Revenue Bonds                   28.6%
Insured General Obligations     15.7%
General Obligations              6.6%
Variable Rate Demand Notes       3.8%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 . Revenue Bonds. We emphasized revenue bonds over general obligation bonds because the sector offers higher yields and better price appreciation potential. As of October 31, the fund held a 73.9% position in a combination of insured and uninsured revenue bonds, overweight compared with the Index (55.8%). (Revenue bonds pay interest and principal out of a specific revenue stream, such as sales taxes, hospital charges, tolls, electric rates and airport fees.)

 . General Obligation (GO) Bonds. As of October 31, the fund's GO holdings, which are backed by the general taxing power of a municipality, were reduced to 22.3% of the portfolio from 29.8% one year ago, and is underweighted relative to the Index (43.4%).

 . Variable Rate Demand Notes (VRDNs). VRDNs, which are high-quality cash equivalents, were used to manage the portfolio's excess liquidity. VRDNs fell to 3.8% from 7.6% of the portfolio one year ago. The Index has no VRDNs.

 . Credit Quality. As of October 31, 69.6% of the fund was invested in triple-A-rated securities, down slightly from 70.5% one year ago. Double-A-securities were basically unchanged, to 9.0% from 9.3%, while single-A-rated securities were increased to 9.9% from 1.8%. We continued to maintain a position in triple-B-rated securities (the lowest credit category for investment-grade securities), which accounted for 11.5% of the portfolio, down from 18.4%. We used extensive credit research to identify specific securities that offered unique value within the universe of triple-B-rated securities, but still were believed to be of sound credit quality. The triple-B-rated position benefited the fund's performance during the period by enabling us to lock in above-market yields and provide greater price appreciation potential relative to the market. Each of these positions is monitored carefully, and we will remain vigilant for any changes in their credit quality.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MUNICIPAL INCOME FUND (continued)
---------------------------------------  ---------------------------------------

MARKET OUTLOOK
  Our long-term outlook for municipal bonds is essentially bullish. With municipals escaping unscathed from the federal budget accord, we do not see any near-term fundamental problems for tax-exempts, and are left with technical forces as the key driver in relative market performance. The recent cheapening of the market was more related to the heavy seasonal new issue supply and weaker demand than from the global volatility that affected the taxable sectors; we do not feel that municipals are at risk to cheapen much more. In anticipation of near-term outperformance, we feel that municipals are attractive enough to warrant an allocation from investors who do not currently benefit from tax-exempt income.
  We value your investment in the Goldman Sachs Municipal Income Fund and we look forward to reporting on the fund's progress in the coming year.

Sincerely,


/s/ Benjamin S. Thompson
Benjamin S. Thompson


/s/ Elisabeth Schupf Lonsdale
Elisabeth Schupf Lonsdale

Portfolio Managers
Goldman Sachs Municipal Income Fund
November 28, 1997

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS MUNICIPAL INCOME FUND
October 31, 1997
--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1997. The performance for each class of the Goldman Sachs Municipal Income Fund (assuming both the maximum sales charge of 4.5% and no sales charge for Class A shares and the appropriate redemption fee and no redemption fee for the Class B and Class C shares) is compared with its benchmark--the Lehman Brothers 15-Year Municipal Bond Index ("Lehman 15-Year Muni Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                Class A Shares (a)   Class A Shares (a)  Lehman 15 - Year Muni
                (No Sales Charge)   (W/Sales Charge)              Index

8/1/93                10000               9550                    10000
10/31/93              10455               9984                    10385
10/31/94              9878                9434                     9860
10/31/95              11241              10735                    11414
10/31/96              11933              11395                    12100
10/31/97              13034              12447                    13264

                 Class B Shares        Class B Shares     Lehman 15 - Year Muni
             (w/out redempt charge)  (w/redempt. charge)           Index

5/1/96               10000                  10000                    10000
10/31/96             10440                  10440                    10480
10/31/97             11325                  10925                    11489


                  Class C Shares       Class C Shares     Lehman 15 - Year Muni
             (w/out redempt. charge) (w/redempt. charge)           Index

8/15/97              10000                  10000                  10000
10/31/97             10175                  10075                  10194

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS MUNICIPAL INCOME FUND
October 31, 1997
--------------------------------------------------------------------------------

             Institutional Shares   Lehman 15 - Year Muni Index

8/15/97              10000                  10000
10/31/97             10210                  10194

                Service Shares      Lehman 15 - Year Muni Index

8/15/97              10000                  10000
10/31/97             10193                  10194

                                        ------------------------

                                           Average Annual Total
                                                  Return
                                        ------------------------
                                                       Since
                                           One Year Inception(b)
          Class A Shares, excluding sales
           charge                           9.23%      6.18%
              --------------------------------------------------
          Class A Shares, including sales
           charge                           2.98%      5.12%
              --------------------------------------------------
          Class B Shares, excluding
           redemption charge                8.48%      8.63%
              --------------------------------------------------
          Class B Shares, including
           redemption charge                3.69%      4.63%
              --------------------------------------------------
          Class C Shares, excluding
           redemption charge                 N/A       1.75%(c)
              --------------------------------------------------
          Class C Shares, including
           redemption charge                 N/A       0.75%(c)
              --------------------------------------------------
          Institutional Shares               N/A       2.10%(c)
              --------------------------------------------------
          Service Shares                     N/A       1.93%(c)

(a) For comparative purposes, Class A, Class C, Institutional and Service shares initial investment is assumed to be made on the first day of the month following the Fund's commencement of operations.
(b) Class A, Class B, Class C, Institutional and Service commenced operations July 20, 1993, May 1, 1996, August 15, 1997, August 15, 1997 and August 15,
    1997, respectively.
(c) An aggregate total return (not annualized) is shown instead of an average annual total return since Class C, Institutional and Service had not completed a full twelve months of operations.

---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS MUNICIPAL INCOME FUND
October 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
   Amount                 Rate                           Date                            Value
-------------------------------------------------------------------------------------------------
 DEBT OBLIGATIONS--97.4%
 ARIZONA--6.9%
 Maricopa County MFH IDA (A)
 $1,795,000               5.85%                        01/01/08                       $ 1,898,966
 Maricopa County Unifed School District No. 41 GO (FSA) (AAA)
  2,500,000               6.25                         07/01/15                         2,711,475
-------------------------------------------------------------------------------------------------
                                                                                      $ 4,610,441
-------------------------------------------------------------------------------------------------
 CONNECTICUT--3.3%
 Mashantucket Western Pequot Tribe RB (BBB/Baa)
 $2,000,000               6.50%                        09/01/05                       $ 2,205,900
-------------------------------------------------------------------------------------------------
 FLORIDA--6.2%
 Escambia County Housing Authority, Single Family Multi-County Progress
  (FNMA/GNMA) (Aaa)
 $1,390,000               6.80%                        10/01/15                       $ 1,509,290
 Santa Rosa Bay Bridge Authority RB (BBB-)
  2,500,000               6.25                         07/01/28                         2,611,425
-------------------------------------------------------------------------------------------------
                                                                                      $ 4,120,715
-------------------------------------------------------------------------------------------------
 HAWAII--3.3%
 Hawaii GO Bond Series CA (FGIC) (AAA)
 $2,000,000               6.00%                        01/01/09                       $ 2,193,700
-------------------------------------------------------------------------------------------------
 ILLINOIS--9.6%
 Chicago Midway Airport RB (MBIA) (AAA/Aaa)
 $2,500,000               5.50%                        01/01/10                       $ 2,598,225
 Lake County Unified School District No. 116 GO (FSA)(AAA)
  1,000,000               7.60                         02/01/13                         1,264,960
  2,000,000               7.60                         02/01/14                         2,552,660
-------------------------------------------------------------------------------------------------
                                                                                      $ 6,415,845
-------------------------------------------------------------------------------------------------
 INDIANA--6.4%
 Indiana Bond Bank for Hendricks County RB (AA-)
 $1,420,000               6.00%                        02/01/12                       $ 1,505,399
 Indiana Transportation Airport Series A RB (AAA/Aaa)
  2,500,000               6.00                         11/01/11                         2,743,625
-------------------------------------------------------------------------------------------------
                                                                                      $ 4,249,024
-------------------------------------------------------------------------------------------------
 KENTUCKY--1.6%
 Nelson County Industrial Building Mabex Universal Corp. Project (AMT)
  (A3)
 $1,000,000               6.50%                        04/01/05                       $ 1,088,640
-------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity
   Amount                 Rate                           Date                            Value
-------------------------------------------------------------------------------------------------
 DEBT OBLIGATIONS (CONTINUED)
 LOUISIANA--3.2%
 Orleans Levee District Improvement Bonds (AAA/Aaa)
 $2,000,000               5.95%                        11/01/15                       $ 2,125,940
-------------------------------------------------------------------------------------------------
 MAINE--1.1%
 Maine Educational Loan Authority RB Series A-1 (AMT) (Aaa)(a)
 $  675,000               6.80%                        12/01/07                       $   734,029
-------------------------------------------------------------------------------------------------
 MASSACHUSETTS--1.5%
 Massachusetts Bay Transportation Authority General Transportation System
  Bonds Series A (A+/A1)
 $1,000,000               5.63%                        03/01/26                       $ 1,019,460
-------------------------------------------------------------------------------------------------
 MICHIGAN--1.5%
 Detroit Self Insurance Series A (BBB-)
 $1,000,000               5.60%                        05/01/01                       $ 1,027,990
-------------------------------------------------------------------------------------------------
 MISSOURI--3.2%
 St. Louis Municipal Finance Leasehold RB Series A (A/Aa3)
 $2,100,000               5.30%                        07/15/02                       $ 2,170,287
-------------------------------------------------------------------------------------------------
 NEVADA--2.9%
 Washoe County GO (MBIA) (AAA/Aaa)
 $2,000,000               5.00%                        06/01/17                       $ 1,939,100
-------------------------------------------------------------------------------------------------
 NEW MEXICO--5.0%
 Santa Fe County Correctional System RB (AAA/Aaa)
 $3,000,000               6.00%                        02/01/27                       $ 3,311,100
-------------------------------------------------------------------------------------------------
 NEW YORK--4.5%
 New York City Municipal Water Finance Authority Series B (MBIA) (AAA/Aaa)
 $3,000,000               5.50%                        06/15/27                       $ 3,015,210
-------------------------------------------------------------------------------------------------
 NORTH DAKOTA--3.2%
 Mercer County PCRB for Basin Electric & Power 2nd Series (AMBAC) (AAA/Aaa)
 $2,000,000               6.05%                        01/01/19                       $ 2,125,920
-------------------------------------------------------------------------------------------------
 OHIO--2.4%
 Butler County Transportation Improvement District Series 1997-A (FSA)
  (AAA/Aaa)(b)
 $1,000,000               5.13%                        04/01/17                       $   972,900
 Cleveland-Cuyahoga County Port Authority Bonds for Rock & Roll Hall of
  Fame RB
    600,000               5.45                         12/01/05                           610,236
-------------------------------------------------------------------------------------------------
                                                                                      $ 1,583,136
-------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS MUNICIPAL INCOME FUND (continued)
October 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
   Amount                 Rate                           Date                            Value
-------------------------------------------------------------------------------------------------
 DEBT OBLIGATIONS (CONTINUED)
 OKLAHOMA--3.6%
 Holdenville IDA RB (BBB/Baa)
 $1,245,000               5.95%                        07/01/02                       $ 1,305,619
 Tulsa County Public Facilities RB (A-)
  1,000,000               6.60                         11/01/08                         1,100,580
-------------------------------------------------------------------------------------------------
                                                                                      $ 2,406,199
-------------------------------------------------------------------------------------------------
 RHODE ISLAND--4.6%
 Rhode Island Clean Water Finance Authority Waste Water Treatment System
  Bonds (MBIA) (AAA/Aaa)
 $3,000,000               5.80%                        09/01/22                       $ 3,055,140
-------------------------------------------------------------------------------------------------
 TENNESSEE--6.0%
 McMinnville Housing Authority RB (A2)
 $1,510,000               6.00%                        10/01/09                       $ 1,578,599
 Metropolitian Government of Nashville and Davidson County GO Refunding
  Bonds (AA/Aa2)
  2,500,000               5.13                         05/15/25                         2,430,300
-------------------------------------------------------------------------------------------------
                                                                                      $ 4,008,899
-------------------------------------------------------------------------------------------------
 TEXAS--9.4%
 East Texas Criminal Justice Facilities Financing Corp. RB (AMBAC)
  (AAA/Aaa)
 $2,000,000               5.75%                        11/01/09                       $ 2,112,820
 Lago Vista Independent School District Refunding Bonds Series 1997 (Aaa)
  1,000,000               5.50                         08/15/27                         1,003,910
 Tarrant County Health Facilities Development Corp. RB (MBIA) (AAA/Aaa)
  3,000,000               5.75                         02/15/15                         3,193,200
-------------------------------------------------------------------------------------------------
                                                                                      $ 6,309,930
-------------------------------------------------------------------------------------------------
 WASHINGTON--8.0%
 Chelan County Public Utility RB (MBIA) (AAA/Aaa)
 $2,500,000               6.35%                        07/01/28                       $ 2,713,650
 Washington State Public Power Supply System RB Series A (AMBAC) (AAA/Aaa)
  2,500,000               5.70                         07/01/11                         2,604,175
-------------------------------------------------------------------------------------------------
                                                                                      $ 5,317,825
-------------------------------------------------------------------------------------------------
 TOTAL DEBT OBLIGATIONS
  (COST $62,618,455)                                                                  $65,034,430
-------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity
   Amount                 Rate                           Date                            Value
-------------------------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--4.5%
 CALIFORNIA--3.3%
 California GO Bond Series 23 (VMIG1)(c)
 $2,200,000               5.25%                        11/01/97                       $ 2,200,000
-------------------------------------------------------------------------------------------------
 GEORGIA--0.2%
 Monroe County Development Authority PCRB (A2)(c)
 $  100,000               3.20%                        11/01/97                       $   100,000
-------------------------------------------------------------------------------------------------
 NEVADA--0.4%
 Clark County Industrial Development Revenue, Cogeneration Associates
  Project I (VMIG1)(c)
 $  300,000               3.70%                        11/01/97                       $   300,000
-------------------------------------------------------------------------------------------------
 TOTAL SHORT-TERM OBLIGATIONS (COST $2,600,000)                                       $ 2,600,000
-------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $65,218,455)(D)                                                               $67,634,430
-------------------------------------------------------------------------------------------------

Futures contract open at October 31, 1997:

                                  Number of
                                  Contracts            Settlement           Unrealized
           Type                   (Short)(e)             Month                 Gain
---------------------------       ----------           ----------           ----------
U.S. 20 Year Long Term Bond          (27)              March 1998            $23,625
--------------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION:

Gross unrealized
 gain for
 investments in
 which value
 exceeds cost     $2,417,645
Gross unrealized
 loss for
 investments in
 which cost
 exceeds value        (1,670)
-----------------------------
Net unrealized
 gain             $2,415,975
-----------------------------

(a) Portion of this security is segregated for a when-issued security and an open futures contract.
(b) When-issued security.
(c) Securities with "Put" features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d) The amount stated also represents aggregate cost for federal income tax purposes.
(e) Each U.S. 20 Year Long Term Bond contract represents $100,000 in notional par value. The total notional amount and market value at risk are $2,700,000 and $3,191,063, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
INVESTMENT ABBREVIATIONS:
AMBAC--Insured by American Municipal Bond Assurance Corp.
AMT--Alternative Minimum Tax
FGIC--Insured by Financial Guaranty Insurance Co.
FNMA--Insured by Federal National Mortgage Association
FSA--Financial Security Assurance Co.
GNMA--Insured by Government National Mortgage Association
GO--General Obligation
IDA--Industrial Development Authority
MBIA--Insured by Municipal Bond Investors Assurance
MFH--Multi-Family Housing
PCRB--Pollution Control Revenue Bond
RB--Revenue Bond
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

  On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs High Yield Fund. In the future, we will be sending you annual and semiannual reports that describe the fund's performance, as well as information regarding specific holdings. This annual report covers the abbreviated period from August 1, 1997, when the fund's Class A, B, Institutional and Service shares began operations, through October 31, 1997. (The fund's Class C shares were added on August 15, 1997.)

INVESTMENT OBJECTIVE
  The Goldman Sachs High Yield Fund seeks to provide shareholders with a high level of current income and secondarily, capital appreciation. Under normal conditions, at least 65% of the portfolio's total assets will be invested in high-yield, fixed income securities rated, at the time of investment, below investment grade. The fund may invest in all types of fixed income securities, including senior and subordinated debt obligations, convertible and nonconvertible corporate debt obligations, and preferred stock. Under normal interest rate conditions, the fund's duration is expected to be equal to that of the fund's benchmark, the Lehman Brothers High Yield Bond Index, plus or minus 2.5 years.

INVESTMENT STRATEGY AND APPROACH
  Our investment process employs a combination of bottom-up company research and fundamental economic analysis. Bottom-up research is critical to identify attractive investments in the high-yield market, since market values of individual securities tend to reflect developments within a company to a greater extent than higher rated corporate debt. To determine a company's creditworthiness, we conduct an in-depth analysis of each issue considered for the fund. Among the factors we evaluate are a company's competitive position, the strength of its balance sheet and its ability to generate ample cash flow to service its debt. We then diversify the portfolio among different sectors and industries on a global basis in an effort to reduce overall portfolio risk.

THE HIGH YIELD MARKET FARED WELL RELATIVE TO OTHER ASSET CLASSES
  During the period under review, the high-yield market benefited from favorable economic conditions. Buoyant economic activity enabled many companies to achieve strong growth in cash flows and earnings, which in turn kept default rates extremely low relative to historical averages. As a result, the spread, or difference in yield, between high-yield bonds and similar-duration Treasuries was very tight during most of the period. During October, however, the high-yield market came under pressure when the financial crisis in Southeast Asia impacted U.S. markets. Though the yield spread widened sharply as a result, the high-yield sector proved to be resilient--high-yield bonds weathered the market turbulence very well relative to other asset classes. For the period under review, the Lehman Brothers High Yield Bond Index returned 1.84%, outperforming the U.S. equity market's -3.76% return (as measured by the S&P 500 stock index) and modestly trailing the 2.07% return of the broad Lehman Brothers Aggregate Bond Index.

PERFORMANCE REVIEW
  From its inception on August 1, 1997 through October 31, 1997, the fund underperformed its benchmark due to the weak performance of its investments in emerging market debt. Though this sector represented only a small portion of the portfolio (7.0% as of October 31) and the majority of the allocation was to Latin American securities, it nonetheless proved to be a drag on performance when the turmoil in Southeast Asian markets spread across all regions. However, investors should remember that a period of only three months is obviously too short a time frame to measure performance meaningfully.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

PORTFOLIO COMPOSITION
  As of October 31, the portfolio was well diversified with 129 issues. We maintained this relatively broad allocation because of low credit differentials among sectors and individual issues. In addition, demand has outstripped the supply of bonds issued by industrial companies, which has made it difficult to build up sizable positions in individual issues at attractive levels.
  The fund's largest holding as of the end of the period was PRINTPACK, INC., a packaging manufacturer with strong market positions in nearly all of the niches it serves. Printpack has had difficulties integrating its acquisition of James River's flexible packaging operations, but once completed, the merger is expected to provide substantial opportunities for cost savings and help to deleverage the company. Other significant positions were INTERTEK, a global testing company, and ALLIED WASTE INDUSTRIES, INC., a solid waste management company.
  We also invested in bonds issued by several non-U.S. companies that offered attractive risk-adjusted returns relative to U.S. debt. For example, as of the end of the period, our fourth-largest holding was Germany-based GEBERIT INTERNATIONAL, one of the largest suppliers of plumbing-based sanitary systems. Geberit has operations throughout Europe, and is well positioned to benefit from the ongoing home improvement trend.

CREDIT QUALITY
  As of October 31, the portfolio primarily consisted of single-B-rated and double-B-rated securities (82.7% and 13.1%, respectively). The remainder of the fund was invested in triple-C-rated securities (2.6%), triple-B-rated securities (0.4%) and repurchase agreements/cash equivalents (1.2%).

                 PORTFOLIO COMPOSITION AS OF OCTOBER 31, 1997*

                                  [PIE CHART]

U.S. High-Yield Corporates             84.2%
Foreign Debt                            7.6%
Other Foreign Debt (Emerging Markets)   7.0%
Repos/Cash Equivalents                  1.2%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

PERFORMANCE SUMMARY**

                             CLASS A   CLASS B   CLASS C   INSTITUTIONAL  SERVICE
                            (8/1/97 - (8/1/97 - (8/15/97 -   (8/1/97 -   (8/1/97 -
                            10/31/97) 10/31/97) 10/31/97)    10/31/97)   10/31/97)
                            --------- --------- ---------- ------------- ---------
  Total Return (based on
   net asset value [NAV])      1.50%     1.31%     1.46%        1.58%       1.46%
    Return From Monthly
     Distributions             1.80%     1.61%     1.46%        1.88%       1.76%
    Return From Price
     Depreciation             -0.30%    -0.30%     0.00%       -0.30%      -0.30%
  Total Return of Lehman
   Brothers High Yield
   Bond Index                  1.84%     1.84%     2.07%        1.84%       1.84%
  NAV (as of 10/31/97)       $9.97     $9.97     $9.97        $9.97       $9.97
  NAV Change                -$0.03    -$0.03     $0.00       -$0.03      -$0.03
  Total Distributions Paid
   Per Share+                $0.18     $0.16     $0.15        $0.19       $0.18


**
 Performance and NAV change are cumulative from each class's inception date. +The fund declares and pays dividends on a monthly basis. The fund distributes substantially all of its taxable income, as is required for all investment companies.

The fund invests primarily in high-yield, fixed income securities rated below investment grade that are considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than investments in higher rated fixed income securities. All performance figures represent past performance and in no way guarantee future results, which will fluctuate as market conditions change. The investment return and principal value of an investment in the fund will fluctuate, and therefore an investor's shares when redeemed may be worth more or less than their original cost. Goldman, Sachs & Co., the distributor of the fund, is not a bank, and fund shares distributed by Goldman, Sachs & Co. are not deposits or obligations of, or endorsed or guaranteed by, any bank or depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal
Reserve Board or any other government agency.
                                         ---------------------------------------
---------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND (continued)
---------------------------------------  ---------------------------------------


TOP 10 HOLDINGS AS OF OCTOBER 31, 1997

                            CORPORATE  PERCENTAGE OF
COMPANY (LINE OF BUSINESS)   RATING   TOTAL NET ASSETS
----------------            --------- ----------------
Printpack, Inc.                 BB          2.4%
 Packaging
Intertek Finance                BB-         2.3
 PIC
 Financial
 Services
Geberit                         BB          2.1
 International
 Building
 Products
Tekni-Plex Inc.                 B+          1.6
 Packaging
Jitney-Jungle                   B+          1.6
 Stores of
 America, Inc.
 Grocery
International                   B+          1.6
 Wire Group
 Manufacturing
ITC Deltacom,                   B+          1.6
 Inc.
 Telecommunications
Newport News                    BB          1.5
 Shipbuilding
 Inc.
 Defense
Viasystems, Inc.                B-          1.5
Fresenius                       BB          1.5
 Medical Care
 Healthcare

MARKET OUTLOOK
  We continue to have a positive view of the high-yield market, which we expect to benefit from continued strength in mergers and acquisition activity as well as other favorable fundamental factors. In addition, in the wake of the October market turmoil, there is greater credit differential within the high-yield market than in previous months. As bonds with attractive upside potential become more readily available, we intend to trim the number of portfolio holdings to concentrate on fewer issues. Finally, we believe that fundamentals remain sound in most of the emerging markets in which the fund has invested. Given a period of recovery and stability in global equity markets, we expect yield spreads in the sector to recover from their recent slide.

Sincerely,


/s/ Andrew R. Jessop

Andrew R. Jessop

/s/ Michael L. Pasternak

Michael L. Pasternak


/s/ Richard H. Buckholz
Richard H. Buckholz

Portfolio Managers
Goldman Sachs High Yield Fund
November 28, 1997

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
October 31, 1997
--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1997. The performance for each class of the Goldman Sachs High Yield Fund (assuming both the maximum sales charge of 4.5% and no sales charge for the Class A shares and the appropriate redemption fee and no redemption fee for the Class B and Class C shares) is compared with its benchmark--the Lehman High Yield Bond Index. All performance data shown represents past performance and should not be considered indicative future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.


             Class A Shares      Class A Shares       Lehman High Yield Bond
           (No Sales Charge)    (W/Sales Charge)               Index

8/1/97           10000                9550                     10000
10/31/97         10150                9693                     10184

              Class B Shares          Class B Shares    Lehman High Yield Bond
          (w/out redempt. charge)  (w/redempt. charge)           Index

8/1/97           10000                     10000               10000
10/31/97         10131                      9631               10184

              Class C Shares          Class C Shares    Lehman High Yield Bond
          (w/out redempt. charge)  (w/redempt. charge)          Index


8/15/97          10000                     10000               10000
10/31/97         10146                     10046               10207

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Fixed Income Trust
--------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND (continued)
October 31, 1997
--------------------------------------------------------------------------------


        Institutional Shares            Lehman High Yield Bond Index

8/1/97          10000                               10000
10/31/97        10158                               10184


           Service Shares               Lehman Gov't/MBS Index

8/1/97          10000                               10000
10/31/97        10146                               10184

                                        -----------------------

                                           Average Annual Total
                                                  Return
                                        -------------------------
                                                       Since
                                           One Year Inception(a)
          Class A Shares, excluding sales
           charge                            N/A        1.50% (b)
              ---------------------------------------------------
          Class A Shares, including sales
           charge                            N/A       (2.32%)(b)
              ---------------------------------------------------
          Class B Shares, excluding
           redemption charge                 N/A        1.31% (b)
              ---------------------------------------------------
          Class B Shares, including
           redemption charge                 N/A       (3.64%)(b)
              ---------------------------------------------------
          Class C Shares, excluding
           redemption charge                 N/A        1.46% (b)
              ---------------------------------------------------
          Class C Shares, including
           redemption charge                 N/A        0.46% (b)
              ---------------------------------------------------
          Institutional Shares               N/A        1.58% (b)
              ---------------------------------------------------
          Service Shares                     N/A        1.46% (b)

(a) The Fund commenced operations on August 1, 1997 except for Class C which commenced on August 15, 1997.
(b) An aggregate total return (not annualized) is shown instead of an average annual total return since the Fund has not completed a full twelve months of operations.

--------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
October 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
   Amount                 Rate                           Date                        Value
----------------------------------------------------------------------------------------------
CORPORATE BONDS--80.8%
Adelphia Communications Co.(d)
$  3,000,000                 9.25%                     10/01/02                   $  2,985,000
Advanced Accessory Systems(d)
   2,000,000                 9.75                      10/01/07                      1,965,000
Allied Waste Industries, Inc.(d)
   7,000,000           0.00/11.30(a)                   06/01/07                      4,760,000
Allied Waste North America
   2,000,000                10.25                      12/01/06                      2,170,020
Ameriserv Food Distributors
   3,000,000                 8.88                      10/15/06                      3,000,000
Amtrol, Inc.
   3,000,000                10.63                      12/31/06                      3,060,000
Anker Coal Group, Inc.(d)
   2,000,000                 9.75                      10/01/07                      2,015,000
Argo-tech Corp.(d)
   5,000,000                 8.62                      10/01/07                      4,975,000
Aurora Foods, Inc.
   3,750,000                 9.88                      02/15/07                      3,862,500
Axiohm Transaction Solutions(d)
   3,000,000                 9.75                      10/01/07                      3,045,000
B&G Foods, Inc.(d)
   4,000,000                 9.63                      08/01/07                      4,020,000
Benton Oil & Gas Co.(b)
   4,000,000                 9.38                      11/01/07                      3,990,000
Brooks Fiber Properties, Inc.
  $3,000,000           0.00/11.87(a)                   11/01/06                      2,340,000
Burke Industries, Inc.(d)
   2,000,000                10.00                      08/15/07                      2,070,000
Cabot Safety Acquisition Corp.
   2,000,000                12.50                      07/15/05                      2,260,000
Cellnet Data Systems, Inc.(d)
   3,000,000           0.00/14.00(a)                   10/01/07                      1,500,000
Central European Media Enterprises
   2,000,000                 9.38                      08/15/04                      1,960,000
Colt Telecom
   5,500,000           0.00/12.00(a)                   12/15/06                      4,097,500
Communications Instruments, Inc.(d)
   3,500,000                10.00                      09/15/04                      3,517,500
Cross Timbers Oil Co.
   2,750,000                 8.75                      11/01/09                      2,746,563

 Principal             Interest                       Maturity
  Amount                 Rate                           Date                        Value
---------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Decisionone Holdings Corp.
$ 2,000,000                 9.75%                     08/01/07                   $  2,060,000
  4,500,000           0.00/11.50(a)                   08/01/08                      2,902,500
Delta Mills, Inc.(d)
  3,000,000                 9.63                      09/01/07                      3,030,000
Doskocil Manufacturing(d)
  2,000,000                10.13                      09/15/07                      2,060,000
Econophone, Inc.(d)
  2,000,000                13.50                      07/15/07                      2,190,000
Falcon Building Products, Inc.
  2,000,000           0.00/10.50(a)                   06/15/07                      1,280,000
Fleming Companies, Inc.(d)
  3,000,000                10.50                      12/01/04                      3,120,000
Fresenius Medical Care
  5,000,000                 9.00                      12/01/06                      5,100,000
Frontiervision Holdings LP(d)
  2,500,000           0.00/11.87(a)                   09/15/07                      1,700,000
GCI, Inc.
  2,000,000                 9.75                      08/01/07                      2,050,000
Gensis Eldercare
  2,000,000                 9.00                      08/01/07                      1,960,000
General Chemical Corp.
  2,000,000                 9.25                      08/15/03                      2,050,000
Globalstar LP
  2,000,000                10.75                      11/01/04                      1,905,000
Graphic Controls Corp.
  2,805,000                12.00                      09/15/05                      3,120,563
Greyhound Lines, Inc.
  2,000,000                11.50                      04/15/07                      2,165,000
GST Equipment Funding, Inc.
  2,000,000                13.25                      05/01/07                      2,250,000
Hawk Corp.
  3,000,000                10.25                      12/01/03                      3,135,000
Hayes Wheels International Inc.(d)
  3,000,000                 9.13                      07/15/07                      3,090,000
Hermes Europe Railtel B.V.
  2,000,000                11.50                      08/15/07                      2,180,000
Hyperion Telecommunications
  2,000,000                12.25                      09/01/04                      2,130,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND (continued)
October 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
   Amount                 Rate                           Date                        Value
----------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
ICN Pharmaceutical, Inc.(d)
$  2,000,000                 9.25%                     08/15/05                   $  2,100,000
Integrated Health Services, Inc.
   5,000,000                 9.25                      01/15/08                      5,075,000
Intermedia Communications Inc(d)
   2,000,000           0.00/11.25(a)                   07/15/07                      1,315,000
   2,250,000                 8.88                      11/01/07                      2,199,375
International Wire Group
   5,000,000                11.75                      06/01/05                      5,440,625
Intertek Finance PLC
   7,500,000                10.25                      11/01/06                      7,800,000
Iridium LLC
   3,000,000                11.25                      07/15/05                      2,835,000
ISP Holdings, Inc.
   4,000,000                 9.75                      02/15/02                      4,230,000
ITC Deltacom, Inc.(d)
   5,000,000                11.00                      06/01/07                      5,300,000
James Cable Partners(d)
   2,000,000                10.75                      08/15/04                      2,090,000
Jitney-Jungle Stores America(d)
   3,000,000                12.00                      03/01/06                      3,367,500
   2,000,000                10.38                      09/15/07                      2,080,000
Johnstown American Industries, Inc.(d)
   2,000,000                11.75                      08/15/05                      2,140,000
K&F Industries, Inc.
   3,000,000                 9.25                      10/15/07                      3,015,000
Kabelmedia Holdings
   5,500,000           0.00/13.63(a)                   08/01/06                      3,987,500
Kinetic Concepts, Inc.(b)
   1,750,000                 9.63                      11/01/07                      1,750,000
Knology Holdings, Inc.
   1,750,000           0.00/11.88(a)                   10/15/07                        892,500
Microcell Telecommunications
   3,000,000           0.00/14.00(a)                   06/01/06                      1,980,000
Millicom International Cellular
   4,000,000           0.00/13.50(a)                   06/01/06                      3,000,000
Mettler Toledo, Inc.
   2,125,000                 9.75                      10/01/06                      2,385,313
Newport News Shipbuilding
   5,000,000                 9.25                      12/01/06                      5,200,000

 Principal              Interest                        Maturity
   Amount                 Rate                            Date                        Value
-----------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Nextel Communications, Inc.(d)
$  3,750,000            0.00/9.75%(a)                   08/15/04                   $  3,206,250
   1,000,000           0.00/10.65(a)                    09/15/07                        567,500
Nextlink Communications, Inc.
   2,000,000                 9.63                       10/01/07                      2,005,000
Nortek, Inc.(d)
   2,000,000                 9.88                       03/01/04                      2,030,000
   2,000,000                 9.13                       09/01/07                      2,010,000
NTL, Inc.
   1,000,000                10.00                       02/15/07                      1,042,500
Omnipoint Corp.
   1,500,000                11.63                       08/15/06                      1,560,000
Oxford Automotive, Inc.(d)
   3,000,000                10.13                       06/15/07                      3,120,000
Packard Bioscience, Inc.
   5,000,000                 9.38                       03/01/07                      5,025,000
Pathmark Stores, Inc.
   3,000,000                 9.63                       05/01/03                      2,835,000
PCI Chemicals Canada, Inc.
   4,000,000                 9.25                       10/15/07                      3,920,000
Physician Sales And Services, Inc.
   2,500,000                 8.50                       10/01/07                      2,450,000
Prime Succession, Inc.
     420,000                10.75                       08/15/04                        464,100
Printpack, Inc.
   7,500,000                10.63                       08/15/06                      7,950,000
Randalls Food Markets, Inc.(d)
   2,000,000                 9.38                       07/01/07                      2,010,000
Red Roof Inns, Inc.
   2,000,000                 9.63                       12/15/03                      2,030,000
Revlon Consumer Products Corp.
   1,500,000                10.50                       02/15/03                      1,582,500
Rogers Cantel, Inc.
   3,500,000                 8.80                       10/01/07                      3,465,000
RSL Communications Ltd.
   3,225,000                12.25                       11/15/06                      3,483,000
Rutherford Moran Oil Corp.(d)
   2,000,000                10.75                       10/01/04                      1,980,000
SD Warren Co.
   3,000,000                12.00                       12/15/04                      3,375,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Principal            Interest                      Maturity
   Amount                Rate                          Date                        Value
--------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Southern Foods Group LP
 $  5,000,000                9.88%                   09/01/07                   $  5,150,000
Southwest Royalties, Inc.
    1,000,000               10.50                    10/15/04                        992,500
Sovereign Specialty Chemicals(d)
    4,000,000                9.50                    08/01/07                      4,070,000
Sun World International, Inc.(d)
    1,000,000               11.25                    04/15/04                      1,072,500
Tekni-Plex, Inc.(d)
    5,000,000               11.25                    04/01/07                      5,462,500
Telesystem International Wireless(d)
    2,000,000          0.00/13.25(a)                 06/30/07                      1,200,000
Telewest PLC
    4,000,000          0.00/11.00(a)                 10/01/07                      3,000,000
United Defense Industries, Inc.(d)
    1,250,000                8.75                    11/15/07                      1,250,000
Venture Holdings Trust(d)
    3,750,000                9.50                    07/01/05                      3,684,375
Viasystems, Inc.(d)
    5,000,000                9.75                    06/01/07                      5,125,000
Williams Scotsman, Inc.(d)
    3,000,000                9.88                    06/01/07                      3,090,000
Young Broadcasting, Inc.
    5,000,000                8.75                    06/15/07                      4,850,000
--------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $273,633,612)                                      $ 273,057,684
--------------------------------------------------------------------------------------------
EMERGING MARKET DEBT--6.6%
Abril SA
  $ 1,500,000               12.00%                   10/25/03                   $  1,662,315
Acindar Industries
      670,000               11.75                    11/12/98                        694,757
Argentina Bontes
      950,000                8.75                    05/09/02                        869,250
Asia Pulp and Paper International Finance Co.
      900,000                8.53(c)                 06/28/99                        887,013
      390,000               10.25                    10/01/00                        401,111
Axa S.A de C.V.
    1,000,000                9.00                    08/04/04                        940,000

  Principal              Interest                       Maturity
   Amount                  Rate                           Date                        Value
-----------------------------------------------------------------------------------------------
EMERGING MARKET DEBT (CONTINUED)
Banco Nacional de Obras
  $   860,000                 9.63%                     11/15/03                   $    866,450
Bridas Corp.
      750,000                12.50                      06/10/03                        922,440
Groupo Iusacell S.A. de C.V.
    1,000,000                10.00                      07/15/04                      1,048,980
Grupo Industrial Durango
    2,030,000                12.63                      08/01/03                      2,355,957
Grupo Televisa
    4,250,000           0.00/13.25(a)                   05/15/08                      3,022,813
Impsa Industrias Metal
    2,000,000                 9.50                      05/31/02                      2,029,080
Indah Kiat Paper & Pulp(b)
       40,000                 8.88                      11/01/00                         38,900
Ministry of Finance Russia
    2,180,000                10.00                      06/26/07                      2,350,934
MRS Logistica S.A.(d)
      120,000                10.63                      08/15/05                        111,600
Polysindo Eka Perkasa
    1,000,000                15.45                      07/15/98                        910,200
Poland Communications, Inc.
      700,000                 9.88                      11/01/03                        705,250
Providence of Tucuman
    1,000,000                 9.45                      08/01/04                      1,007,250
Republic of Argentina
    1,000,000                 9.75                      09/19/27                        797,500
Trikem S.A.
      500,000                10.00                      05/08/98                        476,100
United Mexican States Global Bond
      300,000                11.50                      05/15/26                        373,584
-----------------------------------------------------------------------------------------------
TOTAL EMERGING MARKET DEBT (COST $22,805,541)                                      $ 22,471,484
-----------------------------------------------------------------------------------------------
FOREIGN BONDS(E)--6.7%
DEUTSCHEMARK--5.4%
Central European Media Enterprises
DEM 3,000,000                 8.13%                     08/15/04                    $ 1,653,324
Exide Holdings(d)
    8,000,000                 9.13                      04/15/04                      4,640,910

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND (continued)
October 31, 1997
---------------------------------------  ---------------------------------------

  Principal               Interest                     Maturity
    Amount                  Rate                         Date                          Value
------------------------------------------------------------------------------------------------
FOREIGN BONDS (CONTINUED)
DEUTSCHEMARK (CONTINUED)
Geberit International S.A.
DEM 11,600,000             10.13%                      04/16/07                     $  7,183,548
ITT Promedia CVA
     8,000,000              9.13                       09/15/07                        4,687,319
------------------------------------------------------------------------------------------------
                                                                                    $ 18,165,101
------------------------------------------------------------------------------------------------
FRENCH FRANC--1.3%
Financiere Neopost(d)
FRF 25,000,000              5.88                       09/30/07                        4,334,070
------------------------------------------------------------------------------------------------
TOTAL FOREIGN BONDS
 (COST 21,956,882)                                                                  $ 22,499,171
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.1%
Joint Repurchase Agreement Account(f)
   $ 7,200,000              5.76%                      11/3/97                      $  7,200,000
------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $7,200,000)                                        $  7,200,000
------------------------------------------------------------------------------------------------
                                                       Maturity
    Shares                                               Date                          Value
------------------------------------------------------------------------------------------------
PREFERRED STOCK--1.9%
Cablevision Systems Corp. Series H, 11.75%(g)
        45,975                                         10/01/02                     $  5,218,163
Intermedia Communications, Inc. Series B, 13.50%(g)
         1,000                                         03/31/09                        1,150,000
------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
 (COST $6,399,047)                                                                  $  6,368,163
------------------------------------------------------------------------------------------------
WARRANTS--0.0%
RSL Communications Ltd., expiring July 7, 2077*
           725                                                                      $     68,875
------------------------------------------------------------------------------------------------
TOTAL WARRANTS
 (COST $36,250)                                                                     $     68,875
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $332,031,332(H))                                            $331,665,377
------------------------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION:

Gross unrealized
 gain for
 investments in
 which value
 exceeds cost     $ 2,965,536
Gross unrealized
 loss for
 investments in
 which cost
 exceeds value     (3,303,595)
------------------------------
Net unrealized
 gain             $  (338,059)
------------------------------

 * Non-income producing security.
(a) These securities are issued with a zero coupon which increases to the stated rate at a set date in the future.
(b) When-issued security.
(c) Variable rate security. Coupon rate declared is that which is in effect at October 31, 1997.
(d) Securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $115,599,080 as of October 31, 1997.
(e) The principal amount of each security is stated in the currency in which the bond is denominated. See below.
 DEM=Deutsche Mark
 FRF=French Franc
(f) Portions of this security is being segregated for when-issued securities and forwards.
(g) Pay-in-kind security.
(h) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1997
--------------------------------------------------------------------------------

                            GOVERNMENT     GLOBAL      MUNICIPAL      HIGH
                              INCOME       INCOME       INCOME       YIELD
                               FUND         FUND         FUND         FUND
                           ---------------------------------------------------
ASSETS:
Investments in
 securities, at value
 (cost $96,668,634,
 $240,614,266,
 $65,218,455 and
 $332,031,332)             $ 98,123,674 $244,840,234  $67,634,430 $331,665,377
Cash, at value                   36,283          --        94,347       94,291
Receivables:
 Investment securities
  sold                        8,052,214   11,752,792          --    12,169,433
 Interest                       665,287    4,225,594    1,095,616    6,052,483
 Forward foreign currency
  exchange contracts                --     1,997,772          --         3,864
 Fund shares sold             1,068,545    2,954,399      172,672    5,758,585
 Variation margin                 5,624          --           --           --
 Foreign tax withheld               --       206,286          --           --
Deferred organization
 expenses, net                    5,201          --        12,545       33,236
Other assets                    188,250       67,675      152,755      146,170
-------------------------------------------------------------------------------
 Total assets               108,145,078  266,044,752   69,162,365  355,923,439
-------------------------------------------------------------------------------
LIABILITIES:
Payables:
 Investment securities
  purchased                  27,847,701   20,519,286    1,972,669   15,735,687
 Income distribution            106,752       15,591       97,593      599,767
 Forward foreign currency
  exchange contracts                --     7,755,584          --     1,049,541
 Fund shares repurchased         44,691    5,256,750      171,019       18,476
 Management fees                 16,011      116,948       30,844      183,745
 Authorized dealer
  service fees                   43,807      113,348       38,493      156,715
 Distribution fees               15,662       96,969          455       11,312
Accrued expenses and
 other liabilities               78,620       33,276       64,941      153,940
-------------------------------------------------------------------------------
 Total Liabilities           28,153,244   33,907,752    2,376,014   17,909,183
-------------------------------------------------------------------------------
NET ASSETS:
Paid in capital              78,059,005  217,234,970   64,172,166  338,613,072
Accumulated undistributed
 (distributions in excess
 of) net investment
 income                         134,310   16,021,332       69,879     (131,443)
Accumulated net realized
 gain on investment
 transactions                   284,661    3,266,230      104,706      931,960
Accumulated net realized
 foreign currency gain
 (loss)                             --    (4,042,742)         --         3,863
Net unrealized gain
 (loss) on investments
 and futures                  1,513,858    3,116,981    2,439,600   (1,424,443)
Net unrealized gain
 (loss) on translation of
 assets and liabilities
 denominated in foreign
 currencies                         --    (3,459,771)         --        21,247
-------------------------------------------------------------------------------
 Net assets                $ 79,991,834 $232,137,000  $66,786,351 $338,014,256
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 SHARE:(A)
Class A                          $14.59       $15.10       $14.99        $9.97
Class B                          $14.61       $15.08       $15.00        $9.97
Class C                          $14.60       $15.06       $14.99        $9.97
Institutional                    $14.59       $15.09       $15.00        $9.97
Service                          $14.59       $15.09       $14.99        $9.97
-------------------------------------------------------------------------------
SHARES OUTSTANDING:
Class A                       4,717,984   11,066,854    4,305,257   32,686,166
Class B                         550,353      229,899      116,684    1,033,828
Class C                          81,888       32,914        8,681      179,625
Institutional                   129,772    4,038,267       23,435          153
Service                             105        9,985          102          153
-------------------------------------------------------------------------------
Total shares outstanding,
 $.001 par value
 (unlimited number of
 shares authorized)           5,480,102   15,377,919    4,454,159   33,899,925
-------------------------------------------------------------------------------

(a) Maximum public offering price per share (NAV per share X 1.0471) for Class
    A shares is $15.27, $15.81, $15.70 and $10.44 for Government Income, Global Income, Municipal Income, and High Yield, respectively. At redemption,
    Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust -- Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 1997
--------------------------------------------------------------------------------

                                GOVERNMENT    GLOBAL     MUNICIPAL      HIGH
                                  INCOME      INCOME       INCOME      YIELD
                                   FUND        FUND         FUND      FUND(B)
                                       -----------------------------------------
Interest(a)                     $3,706,833  $15,271,687  $3,181,789  $5,023,956
--------------------------------------------------------------------------------
  TOTAL INCOME                   3,706,833   15,271,687   3,181,789   5,023,956
--------------------------------------------------------------------------------
EXPENSES:
Management fees                    350,034    2,158,925     320,868     438,819
Authorized dealer service fees     134,563      458,477     145,949     156,715
Distribution fees                  152,194      465,887     150,412     164,257
Custodian fees                      74,488      169,209      48,385      36,261
Transfer agent fees                163,181      106,886     152,152      27,280
Professional fees                   61,189       82,286      59,477      28,781
Registration fees                   26,633       56,758      29,284     130,000
Amortization of deferred
 organization expenses              18,797           --      17,545       1,764
Trustee fees                           669        4,686       1,116         982
Other                               21,348       64,044      22,916       8,580
--------------------------------------------------------------------------------
  TOTAL EXPENSES                 1,003,096    3,567,158     948,104     993,439
  LESS--EXPENSES REIMBURSABLE
   AND FEES WAIVED BY GOLDMAN
   SACHS                          (706,060)  (1,040,703)   (443,596)   (384,387)
--------------------------------------------------------------------------------
  NET EXPENSES                     297,036    2,526,455     504,508     609,052
--------------------------------------------------------------------------------
  NET INVESTMENT INCOME          3,409,797   12,745,232   2,677,281   4,414,904
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENT, FUTURES
 AND FOREIGN CURRENCY
 TRANSACTIONS:
Net realized gain from:
 Investment transactions           445,057    7,902,917     985,727     931,960
 Futures transactions               44,614           --     143,869          --
 Foreign currency related
  transactions                          --    5,653,361          --      62,153
Net change in unrealized gain
 (loss) on:
 Investments                     1,378,438   (1,747,881)  1,424,846  (1,424,443)
 Futures                           (15,782)          --      23,625          --
 Translation of assets and
  liabilities denominated in
  foreign currencies                    --   (2,249,013)         --      21,247
--------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENT,
   FUTURES AND FOREIGN
   CURRENCY TRANSACTIONS         1,852,327    9,559,384   2,578,067    (409,083)
--------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS    $5,262,124  $22,304,616  $5,255,348  $4,005,821
--------------------------------------------------------------------------------

(a) Net of $104,329 and $2,652 in foreign withholding tax for the Global Income and High Yield Funds, respectively.
(b) Commencement of operations was August 1, 1997 for all classes except Class
    C which commenced operations on August 15, 1997.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 1997
--------------------------------------------------------------------------------

                           GOVERNMENT      GLOBAL      MUNICIPAL        HIGH
                             INCOME        INCOME        INCOME        YIELD
                              FUND          FUND          FUND        FUND(A)
                          ------------------------------------------------------
FROM OPERATIONS:
Net investment income     $  3,409,797  $ 12,745,232  $  2,677,281  $  4,414,904
Net realized gain from
 investment transactions       489,671     7,902,917     1,129,596       931,960
Net realized gain from
 foreign currency
 related transactions               --     5,653,361            --        62,153
Net change in unrealized
 gain on investments and
 futures                     1,362,656    (1,747,881)    1,448,471    (1,424,443)
Net change in unrealized
 loss on translation of
 assets and liabilities
 denominated in foreign
 currencies                         --    (2,249,013)           --        21,247
---------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations                5,262,124    22,304,616     5,255,348     4,005,821
---------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income
 Class A                    (3,152,235)   (9,752,023)   (2,651,661)   (4,377,263)
 Class B                      (186,284)      (74,972)      (33,375)      (85,036)
 Class C                        (5,823)       (2,823)         (172)      (10,842)
 Institutional Class            (2,853)   (3,332,259)          (56)          (27)
 Service Class                     (20)       (5,785)          (14)          (26)
In excess of net
 investment income
 Class A                            --            --            --      (126,302)
 Class B                            --            --            --        (4,386)
 Class C                            --            --            --          (755)
 Institutional Class                --            --            --            (1)
 Service Class                      --            --            --            (1)
 Net realized gain on
  investment
  transactions                      --            --            --            --
 Class A                      (157,471)           --            --            --
 Class B                        (1,780)           --            --            --
 Class C                            --            --            --            --
 Institutional                      --            --            --            --
 Service                            --            --            --            --
---------------------------------------------------------------------------------
  Total distributions to
   shareholders             (3,506,466)  (13,167,862)   (2,685,278)   (4,604,637)
---------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales
 of shares                  69,513,073    56,787,564    21,242,873   344,880,814
Reinvestment of
 dividends and
 distributions               2,614,489     9,138,023     1,598,487     3,439,274
Cost of shares
 repurchased               (24,728,808)  (96,100,786)  (11,147,479)   (9,707,016)
---------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting from
   share transactions       47,398,754   (30,175,199)   11,693,881   338,613,072
---------------------------------------------------------------------------------
  Total increase
   (decrease)               49,154,412   (21,038,445)   14,263,951   338,014,256
NET ASSETS:
Beginning of period         30,837,422   253,175,445    52,522,400            --
---------------------------------------------------------------------------------
End of period             $ 79,991,834  $232,137,000  $ 66,786,351  $338,014,256
---------------------------------------------------------------------------------
Accumulated
 undistributed
 (distributions in
 excess of) net
 investment income        $    134,310  $ 16,036,268  $     69,879  $   (131,443)
---------------------------------------------------------------------------------
SUMMARY OF SHARE
 TRANSACTIONS:
Shares sold                  4,877,554     3,836,511     1,451,690    34,524,040
Reinvestment of
 dividends and
 distributions                 182,774       620,219       109,016       343,632
Shares repurchased          (1,728,010)   (6,501,935)     (761,762)     (967,747)
---------------------------------------------------------------------------------
Net increase (decrease)
 in shares outstanding       3,332,318    (2,045,205)      798,944    33,899,925
---------------------------------------------------------------------------------

(a) Commencement of operations was August 1, 1997 for all classes except Class
    C which commenced operations August 15, 1997.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                  GOVERNMENT      GLOBAL      MUNICIPAL
                                    INCOME        INCOME       INCOME
                                     FUND          FUND         FUND
                                  -------------------------------------------
FROM OPERATIONS:
Net investment income             $ 1,900,328  $ 15,455,369  $ 2,420,375
Net realized gain from
 investment transactions               47,581     9,268,666    1,239,690
Net realized loss from foreign
 currency related transactions             --    (2,192,328)          --
Net change in unrealized gain
 (loss) on investments and
 futures                             (257,605)       54,149     (513,085)
Net change in unrealized loss on
 translation of assets and
 liabilities denominated in
 foreign currencies                        --     4,948,769           --
-----------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations        1,690,304    27,534,625    3,146,980
-----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income
 Class A                           (1,898,372)  (22,455,377)  (2,418,570)
 Class B                               (3,324)       (3,052)      (1,805)
 Institutional Class                       --    (4,050,770)          --
-----------------------------------------------------------------------------
  Total distributions to
   shareholders                    (1,901,696)  (26,509,199)  (2,420,375)
-----------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales of
 shares                             8,922,548    39,747,372    6,389,765
Reinvestment of dividends and
 distributions                      1,614,587    16,968,046    1,484,778
Cost of shares repurchased         (8,990,920)  (82,019,748)  (9,875,982)
-----------------------------------------------------------------------------
  Net increase (decrease) in net
   assets resulting from share
   transactions                     1,546,215   (25,304,330)  (2,001,439)
-----------------------------------------------------------------------------
  Total increase (decrease)         1,334,823   (24,278,904)  (1,274,834)
NET ASSETS:
Beginning of year                  29,502,599   277,454,349   53,797,234
-----------------------------------------------------------------------------
End of year                       $30,837,422  $253,175,445  $52,522,400
-----------------------------------------------------------------------------
Accumulated undistributed net
 investment income                $    53,331  $  6,704,225  $    60,331
-----------------------------------------------------------------------------
SUMMARY OF SHARE TRANSACTIONS:
Shares sold                           624,626     2,811,314      449,496
Reinvestment of dividends and
 distributions                        112,977     1,198,568      104,201
Shares repurchased                   (628,175)   (5,784,097)    (694,794)
-----------------------------------------------------------------------------
Net increase (decrease) in
 shares outstanding                   109,428    (1,774,215)    (141,097)
-----------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
1. ORGANIZATION
Goldman Sachs Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. Included in this report are the financial statements for the Goldman Sachs Government Income Fund (Government Income), the Goldman Sachs Global Income Fund (Global Income), the Goldman Sachs Municipal Income Fund (Municipal Income) and the Goldman Sachs High Yield Fund (High Yield), collectively, "the Funds" or individually a "Fund." Government Income,
Municipal Income and High Yield are diversified portfolios whereas Global
Income is a non-diversified portfolio. The Funds currently offer Class A shares, Class B shares, Class C shares, Institutional shares and Service shares. Effective May 1, 1997, the Trust was reorganized from a Massachusetts business trust to a Delaware business trust and various operational changes were approved, including updating certain investment restrictions and amending the management contracts.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund's which are in conformity with those generally accepted in the investment company industry.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation
Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

B. Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the basis of interest accrued. Premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized, on an effective yield basis, over the expected lives of the respective securities, taking into account principal prepayment experience and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. For Municipal Income, market premiums on other long-term debt securities are amortized to interest income while for Global Income, market discounts on other long-term debt securities are accreted to interest income.

C. Foreign Currency Translations
Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
  Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received.

D. Forward Foreign Currency Exchange Contracts
The Global Income and High Yield Funds may enter into forward foreign exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Global Income and High Yield may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

E. Mortgage Dollar Rolls
Government Income and Global Income may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold but benefits to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account, until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

F. Option Accounting Principles
The Funds may purchase or write call and put options to hedge against changes in security prices. When call or put options are written, an amount equal to the premium received is recorded as a liability in the Statement of Assets and Liabilities which is subsequently marked-to-market to reflect the current value of the written option. Upon the purchase of a call option or a protective put option, the premium paid is recorded as an investment, and subsequently marked-to-market to reflect the current market value of the option. If a closing transaction has been entered into, a gain or loss may be realized on the written or purchased option. When options expire, the premium received from a written option is treated as a realized gain while the cost of a purchased option is treated as a realized loss. If an option is exercised, the premium paid or received will be offset against the proceeds on the sale or the purchase cost of the underlying security to determine realized gains or losses. Gains and losses are reported in the Statement of Operations.
  Certain risks arise upon entering into options contracts. The risk in writing a call option is that the Fund gives up the opportunity to profit if the underlying security's market value increases beyond the exercise price and the option is exercised. The risk in writing a put option is that the Fund may realize a loss if the market price of an underlying security declines and the option is exercised. A premium must be paid for purchased options regardless of whether or not the

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
option is exercised. The Fund also has the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

G. Futures Contracts
The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Global Income and High Yield) or to seek to increase total return.
  Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Payments for futures contracts ("variation margin") are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes, as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss equal to the difference between the value of the futures contract to sell and the value of the futures contract to buy. Gains and losses are reported in the Statement of Operations.
  The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities decreasing the effectiveness of the Funds' hedging strategies potentially resulting in a loss.

H. Federal Taxes
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company tax-exempt and taxable income to its shareholders each year. Accordingly, no federal tax provisions are required.
  The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
  The Municipal Income Fund, at its most recent tax year-end of December 31, had approximately the following amount of capital loss carryforward for U.S. federal tax purposes:

--------------------------------------
                             YEAR OF
FUND               AMOUNT   EXPIRATION
--------------------------------------
Municipal Income  $641,973    2004
--------------------------------------

I. Deferred Organization Expenses
Organization-related costs are being amortized on a straight-line basis over a period of five years.

J. Expenses
Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are generally allocated to the portfolios based on each portfolio's relative average net assets for the period.
  Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares. Transfer agent fees are subject to separate arrangements for each class. Shareholders of Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares as well as other expenses (subject to expense limitations) which are directly attributable to such shares.

3.  AGREEMENTS
As of May 1, 1997 each Fund's advisory and administration agreements were combined into a single management agreement encompassing the same services and fee structure. The investment adviser for Global Income changed from GSAM to GSAM International, an affiliate of GSAM.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
Under the Agreement, GSAM and GSAM International (GSAM), subject to the general supervision of the Trust's Board of Trustees, manage the Funds' portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Fund's business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to .65%, .90%, .55% and .70% of average daily net assets of Government Income, Global Income, Municipal Income and High Yield Funds, respectively.
  Goldman Sachs has voluntarily agreed to limit certain of the Funds' expenses (excluding management, service, distribution and authorized dealer service fees, taxes, interest, brokerage, litigation, indemnification and other extraordinary expenses and with respect to the Global Income and High Yield Funds, transfer agent fees) to the extent such expenses exceed .00%, .06%, .05% and .01% per annum of Government Income, Global Income, Municipal Income and High Yield Funds, respectively.
  Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement and as such may receive a portion of the sales load imposed on the sale of Fund shares. During the period ended October 31, 1997, Goldman Sachs retained approximately $193,000, $176,000, $57,000 and $3,194,000 of sales loads related to sales of Government Income, Global Income, Municipal Income and High Yield Funds, respectively.
  The Trust, on behalf of each Fund, has adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to .25%, .75% and .75% of each Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Trust, on behalf of each Fund, has adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Service Plan equal, on an annual basis, up to .25% of the average daily net assets attributable to the Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the Funds for a fee.
  For the year ended October 31, 1997, the Managers and Distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

               Waivers

                             ------------------------------ ---
                                                Reimburse-
                             Class A Reimburse-    ment
      Fund        Management  12b-1     ment    Outstanding
---------------------------------------------------------------
Government
 Income              $215     $126      $365       $ 139
Global
 Income               744       73       224          56
Municipal Income      --       144       300         113
High Yield             31      153       200         146


  The Manager and Distributor may discontinue or modify such waivers and limitations in the future at their discretion.
  For the year ended October 31, 1997, Government Income and Municipal Income Funds incurred commissions expense of approximately $2,400 and $1,800 respectively, in connection with futures contracts entered into with Goldman Sachs. At October 31, 1997, Goldman Sachs owes approximately $5,600 to Government Income related to variation margin on futures contracts.

4. LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, Global Income and High Yield Funds participate in a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings is based on the federal funds rate. The committed facility also

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
requires a fee to be paid based on the amount of the commitment which has not been utilized. For the year ended October 31, 1997, the Funds did not have any borrowings under these facilities.

5. INVESTMENT TRANSACTIONS
Purchases and proceeds of sales or maturities of long-term securities for the year ended October 31, 1997, were as follows:

-------------------------------------------------------------------------------
                              GOVERNMENT     GLOBAL     MUNICIPAL      HIGH
FUND                            INCOME       INCOME      INCOME       YIELD
-------------------------------------------------------------------------------
Purchases of U.S.
 Government and agency
 obligations                 $233,289,609 $141,309,917          --           --
-------------------------------------------------------------------------------
Purchases (excluding
 U.S. Government and agency
 obligations)                  17,622,785  678,102,464 $97,409,474 $439,712,607
-------------------------------------------------------------------------------
Sales or maturities of
 U.S. Government and agency
 obligations                  199,313,496  183,217,390          --           --
-------------------------------------------------------------------------------
Sales or maturities
 (excluding U.S. Government
 and agency obligations)        5,883,622  619,012,989  88,394,031  117,559,082
-------------------------------------------------------------------------------

  At October 31, 1997, Global Income had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

-----------------------------------------------------------------------------
                                            VALUE ON
            FOREIGN CURRENCY               SETTLEMENT    CURRENT   UNREALIZED
           PURCHASE CONTRACTS                 DATE        VALUE       GAIN
-----------------------------------------------------------------------------
DEUTSCHE MARK
 Expiring 01/09/98                         $ 5,646,960 $ 5,761,656  $114,696
SWEDISH KRONA
 Expiring 12/12/97                           8,268,563   8,399,403   130,840
-----------------------------------------------------------------------------
Total Foreign Currency Purchase Contracts  $13,915,523 $14,161,059  $245,536
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         VALUE ON
          FOREIGN CURRENCY              SETTLEMENT    CURRENT    UNREALIZED
           SALE CONTRACTS                  DATE        VALUE     GAIN/(LOSS)
-----------------------------------------------------------------------------
AUSTRALIAN DOLLAR Expiring 12/18/97    $  2,382,288 $  2,259,392 $   122,896
BRITISH POUND STERLING Expiring
 11/17/97                                30,871,825   32,890,869  (2,019,044)
 Expiring 01/26/98                        7,043,389    7,087,943     (44,554)
DEUTSCHE MARK Expiring 11/21/97          12,767,425   13,026,336    (258,911)
 Expiring 12/12/97                       11,185,084   11,537,531    (352,447)
FRENCH FRANC Expiring 01/23/98           18,369,370   19,024,538    (655,168)
ITALIAN LIRA Expiring 11/13/97           17,068,610   18,122,461  (1,053,851)
JAPANESE YEN Expiring 11/21/97            6,820,529    6,869,362     (48,833)
 Expiring 01/22/98                       27,706,724   27,929,410    (222,686)
NEW ZEALAND DOLLAR Expiring 12/19/97     22,897,566   22,466,145     431,421
SPANISH PESETA Expiring 12/11/97          8,628,088    9,059,096    (431,008)
-----------------------------------------------------------------------------
Total Foreign Currency Sale Contracts  $165,740,898 $170,273,083 ($4,532,185)
-----------------------------------------------------------------------------

--------------------------------------------------------------
    FOREIGN CURRENCY        PURCHASE      SALE
     CROSS CONTRACTS         CURRENT     CURRENT   UNREALIZED
     (PURCHASE/SALE)          VALUE       VALUE       LOSS
--------------------------------------------------------------
DEUTSCHE MARK/SWISS FRANC
 Expiring 11/28/97         $11,863,004 $12,029,122 $(166,118)
DEUTSCHE MARK/IRISH PUNT
 Expiring 01/08/98          11,823,233  11,972,652  (149,419)
--------------------------------------------------------------
 Total Foreign Currency
 Cross Contracts           $23,686,237 $24,001,774 $ (315,537)
--------------------------------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

  At October 31, 1997, High Yield had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

--------------------------------------------------------------------------------

                                        VALUE ON
          FOREIGN CURRENCY             SETTLEMENT    CURRENT   UNREALIZED
           SALE CONTRACTS                 DATE        VALUE       LOSS
---------------------------------------------------------------------------
DEUTSCHE MARK
 Expiring 02/17/98                     $    65,605 $    69,174     ($3,569)
 Expiring 03/16/98                         212,345     220,490      (8,145)
 Expiring 04/15/98                         726,400     761,732     (35,332)
 Expiring 08/17/98                       1,604,606   1,688,221     (83,615)
 Expiring 09/15/98                       4,756,625   4,931,914    (175,289)
 Expiring 10/15/98                      11,692,647  12,250,676    (558,029)
FRENCH FRANC
 Expiring 05/04/98                       4,362,210   4,547,772    (185,562)
---------------------------------------------------------------------------
Total Foreign Currency Sale Contracts  $23,420,438 $24,469,979 $(1,049,541)
---------------------------------------------------------------------------

  The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
  At October 31, 1997, Global Income and High Yield Funds had sufficient cash and/or securities to cover any commitments under these contracts.
  Global Income has recorded a "Receivable for forward foreign currency exchange contracts" and "Payable for forward foreign currency exchange contracts" resulting from open and closed but not settled forward foreign currency exchange contracts of $1,997,772 and $7,755,584 respectively, in the accompanying Statement of Assets and Liabilities. High Yield has recorded $3,864 and $1,049,541 respectively. Included in the Global Income "Receivable and Payable for forward foreign currency exchange contracts" are $718,874 and $1,874,502 respectively, related to forward contracts closed but not settled as of October 31, 1997. High Yield has recorded a "Receivable for forward currency exchange contracts" of $3,864, related to forward contracts closed but not settled as of October 31, 1997.

6. REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

7. SERVICE PLAN
The Funds have adopted a Service Plan. This plan allows for Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on an annualized basis), of the average daily net asset value of the Service shares.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

8. JOINT REPURCHASE AGREEMENT ACCOUNT
The Funds, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At October 31, 1997, Government Income and High Yield Funds had an undivided interest in the repurchase agreement in the following joint account which equaled $20,200,000 and $7,200,000, respectively in principal amount. At October 31, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

 Principal              Interest                     Maturity                        Amortized
   Amount                 Rate                         Date                            Cost
-------------------------------------------------------------------------------------------------
Bear Stearns & Co., dated October 31, 1997, repurchase price $300,144,250
 (total collateral value $309,849,518 consisting of FHLMC: 6.50%, 12/01/23;
 FNMA: 6.00%, 6/01/11; GNMA: 7.00%-8.00%, 2/15/25-10/15/27)
$300,000,000              5.77%                      11/03/97                     $   300,000,000
Lehman Brothers, Inc., dated October 31, 1997, repurchase price $241,215,728
 (total collateral value $245,922,019 consisting of FHLMC: 6.50%-10.25%,
 3/01/01-10/01/27; FNMA: 6.00%-11.25%, 11/01/01-10/01/27)
 241,100,000              5.76                       11/03/97                         241,100,000
Nomura Securities International, Inc., dated October 31, 1997, repurchase price $200,096,167 (total collateral value $204,000,900 consisting of
 FHLMC: 6.02%-7.53%, 9/25/00-8/21/07; FNMA: 6.11%-7.73%, 6/22/99-2/07/07;
 U.S. Treasury Note: 5.75%-9.00%, 5/15/98-2/15/07; U.S. Treasury Principal
 Only Stripped Security: 5/15/00)
 200,000,000              5.77                       11/03/97                         200,000,000
Nomura Securities International, Inc., dated October 31, 1997, repurchase price $100,047,500 (total collateral value $102,000,449 consisting of
 FHLMC: 6.02%-7.53%, 9/25/00-8/21/07; FNMA: 6.11%-7.73%, 6/22/99-2/07/07;
 U.S. Treasury Note: 5.75%-9.00%, 5/15/98-2/15/07; U.S. Treasury Principal
 Only Stripped Security: 5/15/00)
$100,000,000              5.70%                      11/03/97                     $   100,000,000
-------------------------------------------------------------------------------------------------
TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                          $   841,100,000
-------------------------------------------------------------------------------------------------

9. CERTAIN RECLASSIFICATIONS

In accordance with Statement of Position 93-2, the Government Income and Municipal Income Funds have reclassified $18,397 and $17,545, respectively, from paid-in capital to accumulated undistributed net investment income. Additionally, the Global Income Fund and the High Yield Fund have reclassified $9,739,737 and $58,290, respectively from accumulated net realized gain to accumulated undistributed net investment income. These reclassifications have no impact on net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

10. OTHER
As of October 31, 1997, the Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 16% of the outstanding shares of Global Income.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
11. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended October 31, 1997 is as follows:

                         Government Income           Global Income          Municipal Income           High Yield(a)
---------------------------------------------------------------------------------------------------------------------------
                         Shares      Dollars      Shares      Dollars      Shares      Dollars      Shares      Dollars
                       ---------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold             4,037,141  $57,488,835   3,015,583  $ 44,585,997  1,303,279  $19,055,213  33,312,862  $332,722,875
Reinvestment of
 dividends and
 distributions            171,093    2,446,417     467,859     6,894,169    107,716    1,579,312     337,850     3,381,418
Shares repurchased     (1,621,717) (23,201,046) (6,086,858)  (89,969,794)  (743,175) (10,871,802)   (964,546)   (9,674,791)
                       ---------------------------------------------------------------------------------------------------
                        2,586,517   36,734,206  (2,603,416)  (38,489,628)   667,820    9,762,723  32,686,166   326,429,502
                       ---------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold               616,145    8,785,642     234,541     3,469,609    116,039    1,702,581   1,031,591    10,350,661
Reinvestment of
 dividends and
 distributions             11,108      159,730       3,715        55,069      1,286       18,970       4,944        49,476
Shares repurchased        (93,217)  (1,338,822)    (25,960)     (383,982)   (18,419)    (273,177)     (2,707)      (27,285)
                       ---------------------------------------------------------------------------------------------------
                          534,036    7,606,550     212,296     3,140,696     98,906    1,448,374   1,033,828    10,372,852
                       ---------------------------------------------------------------------------------------------------
CLASS C SHARES
Shares sold                94,585    1,365,823      39,328       589,195      8,837      132,078     179,285     1,804,260
Reinvestment of
 dividends and
 distributions                379        5,517         183         2,750         12          176         834         8,342
Shares repurchased        (13,076)    (188,940)     (6,597)      (98,680)      (168)      (2,500)       (494)       (4,940)
                       ---------------------------------------------------------------------------------------------------
                           81,888    1,182,400      32,914       493,265      8,681      129,754     179,625     1,807,662
                       ---------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold               129,579    1,871,267     520,054     7,743,275     23,434      351,500         150         1,501
Reinvestment of
 dividends and
 distributions                193        2,806     148,072     2,180,251          1           15           3            28
Shares repurchased             --           --    (365,110)   (5,385,751)        --           --          --            --
                       ---------------------------------------------------------------------------------------------------
                          129,772    1,874,073     303,016     4,537,775     23,435      351,515         153         1,529
                       ---------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                   104        1,506      27,005       399,488        101        1,501         152         1,517
Reinvestment of
 dividends and
 distributions                  1           19         390         5,784          1           14           1            10
Shares repurchased             --           --     (17,410)     (262,579)        --           --          --            --
                       ---------------------------------------------------------------------------------------------------
                              105        1,525       9,985       142,693        102        1,515         153         1,527
                       ---------------------------------------------------------------------------------------------------
Net increase
 (decrease)             3,332,318  $47,398,754  (2,045,205) $(30,175,199)   798,944  $11,693,881  33,899,925  $338,613,072
                       ===================================================================================================

(a) Commencement of operations was August 1, 1997 for all classes except Class C which commenced operations August 15, 1997.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

Share activity for the year ended October 31, 1996 is as follows:

                          Government Income          Global Income          Municipal Income
------------------------------------------------------------------------------------------------
                          Shares     Dollars      Shares      Dollars      Shares     Dollars
                         ----------------------------------------------------------------------
CLASS A SHARES
Shares sold               607,156  $ 8,675,868   1,089,521  $ 15,545,777   431,736  $ 6,139,212
Reinvestment of
 dividends and
 distributions            112,752    1,611,387     947,846    13,419,614   104,074    1,482,976
Shares repurchased       (626,797)  (8,971,389) (5,376,065)  (76,216,894) (694,685)  (9,874,431)
                         ----------------------------------------------------------------------
                           93,111    1,315,866  (3,338,698)  (47,251,503) (158,875)  (2,252,243)
                         ----------------------------------------------------------------------
CLASS B SHARES
Shares sold                17,470      246,680      18,628       265,053    17,760      250,553
Reinvestment of
 dividends and
 distributions                225        3,200         119         1,708       127        1,802
Shares repurchased         (1,378)     (19,531)     (1,144)      (16,373)     (109)      (1,551)
                         ----------------------------------------------------------------------
                           16,317      230,349      17,603       250,388    17,778      250,804
                         ----------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                    --           --   1,703,165    23,936,542        --           --
Reinvestment of
 dividends and
 distributions                 --           --     250,603     3,546,724        --           --
Shares repurchased             --           --    (406,888)   (5,786,481)       --           --
                         ----------------------------------------------------------------------
                               --           --   1,546,880    21,696,785        --           --
                         ----------------------------------------------------------------------
Net increase (decrease)   109,428  $ 1,546,215  (1,774,215) $(25,304,330) (141,097) $(2,001,439)
                         ======================================================================

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------

                                        Income (loss) from investment operations
                                  ----------------------------------------------------
                                              Net realized    Net realized
                                             and unrealized  and unrealized   Total
                                             gain (loss) on   gain (loss)     income
                        Net asset              investment,     on foreign     (loss)
                         value,      Net       option and       currency       from
                        beginning investment     futures        related     investment
                        of period   income   transactions(a)  transactions  operations
              -----------------------------------------------------------------
                             GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------------------------
1997-Class A Shares      $14.36     $0.91         $0.29             --        $1.20
1997-Class B Shares       14.37      0.80          0.30             --         1.10
1997-Class C Shares(j)    14.38      0.17          0.22             --         0.39
1997-Institutional
 Shares(j)                14.37      0.20          0.22             --         0.42
1997-Service Shares(j)    14.37      0.20          0.21             --         0.41
1996-Class A shares       14.47      0.92         (0.11)            --         0.81
1996-Class B shares(c)    14.11      0.41          0.26             --         0.67
1995-Class A shares       13.47      0.94          1.00             --         1.94
1994-Class A shares       14.90      0.85         (1.28)            --        (0.43)
FOR THE PERIOD FEBRUARY 10, 1993(D) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A shares       14.32      0.56          0.58             --         1.14
                               GLOBAL INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------
1997-Class A shares      $14.53     $0.59         $0.50          $0.27        $1.36
1997-Class B shares       14.53      0.72          0.36           0.20         1.28
1997-Class C shares(j)    14.80      0.16          0.19           0.10         0.45
1997-Institutional
 Shares                   14.52      0.88          0.37           0.19         1.44
1997-Service Shares(i)    14.69      0.53          0.25           0.14         0.92
1996-Class A shares       14.45      0.71          0.62           0.18         1.51
1996-Class B shares(c)    14.03      0.34          0.41           0.11         0.86
1996-Institutional
 shares                   14.45      1.15          0.32           0.10         1.57
1995-Class A shares       13.43      0.89          0.92           0.15         1.96
1995-Institutional
 shares(f)                14.09      0.22          0.34           0.06         0.62
1994-Class A shares       15.07      0.84         (1.37)         (0.12)       (0.65)
1993-Class A shares       14.69      0.85          1.07          (0.42)        1.50
1992-Class A shares       14.60      1.14          0.45          (0.36)        1.23
FOR THE PERIOD AUGUST 2, 1991(D) THROUGH OCTOBER 31,
-------------------------------------
1991-Class A shares       14.55      0.25          0.23          (0.19)        0.29

--------------------------------------------------------------------------------
                                            Distributions to shareholders
                        ---------------------------------------------------------------------
                                       From                In excess of
                                   net realized            net realized
                                     gain on                 gain on
                           From    investment,  In excess  investment,              Total
                           net      option and    of net    option and   From   distributions
                        investment   futures    investment   futures    paid in      to
                          income   transactions   income   transactions capital shareholders
              -----------------------------------------------------------------
                             GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------------------------
1997-Class A Shares      $(0.90)     $(0.07)        --          --         --     $(0.97)
1997-Class B Shares       (0.79)      (0.07)        --          --         --      (0.86)
1997-Class C Shares(j)    (0.17)         --         --          --         --      (0.17)
1997-Institutional
 Shares(j)                (0.20)         --         --          --         --      (0.20)
1997-Service Shares(j)    (0.19)         --         --          --         --      (0.19)
1996-Class A shares       (0.92)         --         --          --         --      (0.92)
1996-Class B shares(c)    (0.41)         --         --          --         --      (0.41)
1995-Class A shares       (0.94)         --         --          --         --      (0.94)
1994-Class A shares       (0.85)      (0.12)     (0.02)      (0.01)        --      (1.00)
FOR THE PERIOD FEBRUARY 10, 1993(D) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A shares       (0.56)         --         --          --         --      (0.56)
                               GLOBAL INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------
1997-Class A shares      $(0.79)         --         --          --         --     $(0.79)
1997-Class B shares       (0.73)         --         --          --         --      (0.73)
1997-Class C shares(j)    (0.19)         --         --          --         --      (0.19)
1997-Institutional
 Shares                   (0.87)         --         --          --         --      (0.87)
1997-Service Shares(i)    (0.52)         --         --          --         --      (0.52)
1996-Class A shares       (1.43)         --         --          --         --      (1.43)
1996-Class B shares(c)    (0.36)         --         --          --         --      (0.36)
1996-Institutional
 shares                   (1.50)         --         --          --         --      (1.50)
1995-Class A shares       (0.94)         --         --          --         --      (0.94)
1995-Institutional
 shares(f)                (0.26)         --         --          --         --      (0.26)
1994-Class A shares       (0.22)      (0.16)        --          --      (0.61)     (0.99)
1993-Class A shares       (0.85)      (0.27)        --          --         --      (1.12)
1992-Class A shares       (1.14)         --         --          --         --      (1.14)
FOR THE PERIOD AUGUST 2, 1991(D) THROUGH OCTOBER 31,
-------------------------------------
1991-Class A shares       (0.24)         --         --          --         --      (0.24)

--------------------------------------------------------------------------------
                           Net                                        Ratio of
                         increase                                       net
                        (decrease) Net asset              Ratio of   investment             Net assets
                          in net   value at             net expenses   income   Portfolio   at end of
                          asset     end of     Total     to average  to average turnover      period
                          value     period   return(b)   net assets  net assets  rate(h)    (in 000s)
              -----------------------------------------------------------------
                             GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------------------------
1997-Class A Shares       $0.23     $14.59      8.72%       0.50%       6.38%    395.75%     $ 68,859
1997-Class B Shares        0.24      14.61      7.96        1.25        5.59     395.75         8,041
1997-Class C Shares(j)     0.22      14.60      2.72(g)     1.25(e)     5.45(e)  395.75(g)      1,196
1997-Institutional
 Shares(j)                 0.22      14.59      2.94(g)     0.25(e)     7.03(e)  395.75(g)      1,894
1997-Service Shares(j)     0.22      14.59      2.85(g)     0.50(e)     6.49(e)  395.75(g)          2
1996-Class A shares       (0.11)     14.36      5.80        0.50        6.42     485.09        30,603
1996-Class B shares(c)     0.26      14.37      4.85(g)     1.25(e)     5.65(e)  485.09           234
1995-Class A shares        1.00      14.47     14.90        0.47        6.67     449.53        29,503
1994-Class A shares       (1.43)     13.47     (2.98)       0.11        6.06     654.90        14,452
FOR THE PERIOD FEBRUARY 10, 1993(D) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A shares        0.58      14.90      8.03(g)     0.00(e)     4.87(e)  725.41(g)     12,860
                               GLOBAL INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------
1997-Class A shares       $0.57     $15.10      9.66%       1.17%       5.19%    383.72%     $167,096
1997-Class B shares        0.55      15.08      9.04        1.71        4.76     383.72         3,465
1997-Class C shares(j)     0.26      15.06      3.03(g)     1.71(e)     4.98(e)  383.72(g)        496
1997-Institutional
 Shares                    0.57      15.09     10.26        0.65        5.72     383.72        60,929
1997-Service Shares(i)     0.40      15.09      6.42(g)     1.15(e)     5.33(e)  383.72(g)        151
1996-Class A shares        0.08      14.53     11.05        1.16        5.81     232.15       198,665
1996-Class B shares(c)     0.50      14.53      6.24(g)     1.70(e)     5.16(e)  232.15(g)        256
1996-Institutional
 shares                    0.07      14.52     11.55        0.65        6.35     232.15        54,254
1995-Class A shares        1.02      14.45     15.08        1.29        6.23     265.86       245,835
1995-Institutional
 shares(f)                 0.36      14.45      4.42(g)     0.65(e)     6.01(e)  265.86(g)     31,619
1994-Class A shares       (1.64)     13.43     (4.49)       1.28        5.73     343.74       396,584
1993-Class A shares        0.38      15.07     10.75        1.30        5.78     313.88       675,662
1992-Class A shares        0.09      14.69      8.77        1.37        7.85     270.75       588,893
FOR THE PERIOD AUGUST 2, 1991(D) THROUGH OCTOBER 31,
-------------------------------------
1991-Class A shares        0.05      14.60      2.00(g)     0.38(g)     1.72(g)   34.22(g)    388,744

--------------------------------------------------------------------------------
                              Ratios assuming no
                           voluntary waiver of fees
                            or expense limitations
                           -------------------------------
                                              Ratio of net
                             Ratio of          investment
                             expenses            income
                            to average         to average
                            net assets         net assets
              --------------------------------------------------------------
                             GOVERNMENT INCOME FUND
----------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
---------------------------------------
1997-Class A Shares                   1.82%              5.06%
1997-Class B Shares                   2.32               4.52
1997-Class C Shares(j)                2.32(e)            4.38(e)
1997-Institutional
 Shares(j)                            1.57(e)            5.42(e)
1997-Service Shares(j)                1.82(e)            5.17(e)
1996-Class A shares                   1.89               5.03
1996-Class B shares(c)                2.39(e)            4.51(e)
1995-Class A shares                   2.34               4.80
1994-Class A shares                   2.86               3.31
FOR THE PERIOD FEBRUARY 10, 1993(D) THROUGH OCTOBER 31,
---------------------------------------
1993-Class A shares                   4.00(e)            0.87(e)
                               GLOBAL INCOME FUND
----------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------
1997-Class A shares                   1.60%              4.76%
1997-Class B shares                   2.10               4.37
1997-Class C shares(j)                2.10(e)            4.59(e)
1997-Institutional Shares             1.04               5.33
1997-Service Shares(i)                1.54(e)            4.94(e)
1996-Class A shares                   1.64               5.33
1996-Class B shares(c)                2.14(e)            4.72(e)
1996-Institutional shares             1.11               5.89
1995-Class A shares                   1.58               5.94
1995-Institutional
 shares(f)                            1.08(e)            5.58(e)
1994-Class A shares                   1.53               5.48
1993-Class A shares                   1.55               5.53
1992-Class A shares                   1.62               7.60
FOR THE PERIOD AUGUST 2, 1991(D) THROUGH OCTOBER 31,
-------------------------------------
1991-Class A shares                   0.44(g)            1.66(g)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------

                                        Income (loss) from investment operations
                                  ----------------------------------------------------
                                              Net realized    Net realized
                                             and unrealized  and unrealized   Total
                                             gain (loss) on   gain (loss)     income
                        Net asset              investment,     on foreign     (loss)
                         value,      Net       option and       currency       from
                        beginning investment     futures        related     investment
                        of period   income   transactions(a)  transactions  operations
      ---------------------------------------------------------------------
                             MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------------------------------
1997-Class A Shares      $14.37     $0.67         $0.62            --         $1.29
1997-Class B Shares       14.37      0.56          0.63            --          1.19
1997-Class C Shares(j)    14.85      0.12          0.14            --          0.26
1997-Institutional
 Shares(j)                14.84      0.15          0.16            --          0.31
1997-Service Shares(j)    14.84      0.14          0.15            --          0.29
1996-Class A shares       14.17      0.65          0.20            --          0.85
1996-Class B shares(c)    14.03      0.27          0.34            --          0.61
1995-Class A shares       13.08      0.67          1.09            --          1.76
1994-Class A shares       14.64      0.73         (1.51)           --         (0.78)
FOR THE PERIOD JULY 20, 1993(D) THROUGH OCTOBER 31,
------------------------------------
1993-Class A shares       14.32      0.22          0.32            --          0.54
                                HIGH YIELD FUND
--------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(D) THROUGH OCTOBER 31,
------------------------------------
1997-Class A Shares      $10.00     $0.17        $(0.03)          0.01        $0.15
1997-Class B Shares       10.00      0.15         (0.03)          0.01         0.13
1997-Class C Shares(j)     9.97      0.14           --            0.01         0.12
1997-Institutional
 Shares                   10.00      0.18         (0.03)          0.01         0.16
1997-Service Shares       10.00      0.17         (0.03)          0.01         0.15
                                            Distributions to shareholders
                        ---------------------------------------------------------------------
                                       From                In excess of
                                   net realized            net realized
                                     gain on                 gain on
                           From    investment,  In excess  investment,              Total
                           net      option and    of net    option and   From   distributions
                        investment   futures    investment   futures    paid in      to
                          income   transactions   income   transactions capital shareholders
      ------------------------------------------------------------------------
                              MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
--------------------------
1997-Class A Shares       $(0.67)       --           --        --         --       $(0.67)
1997-Class B Shares        (0.56)       --           --        --         --        (0.56)
1997-Class C Shares(j)     (0.12)       --           --        --         --        (0.12)
1997-Institutional
Shares(j)                  (0.15)       --           --        --         --        (0.15)
1997-Service Shares(j)     (0.14)       --           --        --         --        (0.14)
1996-Class A shares        (0.65)       --           --        --         --        (0.65)
1996-Class B shares(c)     (0.27)       --           --        --         --        (0.27)
1995-Class A shares        (0.67)       --           --        --         --        (0.67)
1994-Class A shares        (0.73)     (0.05)         --        --         --        (0.78)
FOR THE PERIOD JULY 20, 1993(D) THROUGH OCTOBER 31,
--------------------------
1993-Class A shares        (0.22)       --           --        --         --        (0.22)
                                 HIGH YIELD FUND
--------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(D) THROUGH OCTOBER 31,
--------------------------
1997-Class A Shares       $(0.17)       --        $(0.01)      --         --       $(0.18)
1997-Class B Shares        (0.15)       --         (0.01)      --         --        (0.16)
1997-Class C Shares(j)     (0.14)       --         (0.01)      --         --        (0.15)
1997-Institutional
Shares                     (0.18)       --         (0.01)      --         --        (0.19)
1997-Service Shares        (0.17)       --         (0.01)      --         --        (0.18)
                           Net                                         Ratio of
                         increase                                        net
                        (decrease) Net asset               Ratio of   investment               Net assets
                          in net   value at              net expenses   income    Portfolio    at end of
                          asset     end of     Total      to average  to average  turnover       period
                          value     period   return(b)    net assets  net assets   rate(h)     (in 000s)
      ------------------------------------------------------------------------
                              MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
--------------------------
1997-Class A Shares        $0.62    $14.99      9.23%        0.85%       4.60%     153.12%       $64,553
1997-Class B Shares         0.63     15.00      8.48         1.60        3.74      153.12          1,750
1997-Class C Shares(j)      0.14     14.99      1.75(g)      1.60(e)     3.24(e)   153.12(g)         130
1997-Institutional
Shares(j)                   0.16     15.00      2.10(g)      0.60(e)     4.41(e)   153.12(g)         351
1997-Service Shares(j)      0.15     14.99      1.93(g)      1.10(e)     4.24(e)   153.12(g)           2
1996-Class A shares         0.20     14.37      6.13         0.85        4.58      344.13         52,267
1996-Class B shares(c)      0.34     14.37      4.40(g)      1.60(e)     3.55(e)   344.13(g)         255
1995-Class A shares         1.09     14.17     13.79         0.76        4.93      335.55         53,797
1994-Class A shares        (1.56)    13.08     (5.51)        0.45        5.28      357.54         47,373
FOR THE PERIOD JULY 20, 1993(D) THROUGH OCTOBER 31,
--------------------------
1993-Class A shares         0.32     14.64      3.73(g)      0.00(e)     5.15(e)    99.99(g)      30,166
                                 HIGH YIELD FUND
--------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(D) THROUGH OCTOBER 31,
--------------------------
1997-Class A Shares       $(0.03)    $9.97      1.50%(g)     0.95%(e)    7.06%(e)   44.80%(g)   $325,911
1997-Class B Shares        (0.03)     9.97      1.31(g)      1.70(e)     6.28(e)    44.80(g)      10.308
1997-Class C Shares(j)     (0.03)     9.97      1.46(g)      1.70(e)     6.17(e)    44.80(g)       1,791
1997-Institutional
Shares                     (0.03)     9.97      1.58(g)      0.70(e)     7.16(e)    44.80(g)           2
1997-Service Shares        (0.03)     9.97      1.46(g)      1.20(e)     6.69(e)    44.80(g)           2
                                 Ratios assuming no
                              voluntary waiver of fees
                               or expense limitations
                              --------------------------------
                                                  Ratio of net
                                Ratio of           investment
                                expenses             income
                               to average          to average
                               net assets          net assets
      -------------------------------------------------------------------
                             MUNICIPAL INCOME FUND
-------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------------------------------
1997-Class A Shares                      1.62%               3.83%
1997-Class B Shares                      2.12                3.22
1997-Class C Shares(j)                   2.12(e)             2.72(e)
1997-Institutional Shares(j)             1.12(e)             3.89(e)
1997-Service Shares(j)                   1.62(e)             3.72(e)
1996-Class A shares                      1.55                3.88
1996-Class B shares(c)                   2.05(e)             3.10(e)
1995-Class A shares                      1.49                4.20
1994-Class A shares                      1.55                4.18
FOR THE PERIOD JULY 20, 1993(D) THROUGH OCTOBER 31,
------------------------------------
1993-Class A shares                      2.42(e)             2.73(e)
                                HIGH YIELD FUND
-------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(D) THROUGH OCTOBER 31,
------------------------------------
1997-Class A Shares                      1.57%(e)            6.44%(e)
1997-Class B Shares                      2.07(e)             5.91(e)
1997-Class C Shares(j)                   2.07(e)             5.80(e)
1997-Institutional Shares                1.07(e)             6.79(e)
1997-Service Shares                      1.57(e)             6.32(e)

(a) Includes the balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.
(c) Class B shares commenced operations on May 1, 1996.
(d) Commencement of operations.
(e) Annualized.
(f) Institutional shares commenced operations on June 1, 1995.
(g) Not annualized.
(h) Includes the effect of mortgage dollar roll transactions for the Government Income Fund.
(i) Service Class shares commenced operations on March 12, 1997.
(j) Commenced operations on August 15, 1997.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
To the Shareholders and Board of Trustees of the Goldman Sachs Government
Income Fund, Goldman Sachs Global Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Fund:

 We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Fund: (portfolios of Goldman Sachs Trust, a Delaware Business Trust), including the statements of investments, as of October 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Fund as of October 31, 1997, the results of their operations and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
December 12, 1997

               VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

  The proposals described below were submitted to a vote of shareholders of Goldman Sachs Trust (the "Company") at a Special Meeting of Shareholders held on April 1, 1997 (the "Meeting"):

--------------------------------------------------------------------------------
PROPOSAL NO. 1--ELECTION OF NINE TRUSTEES:

--------------------------------------------------------------------------------

  At the Meeting, Ashok Bakhru, David B. Ford, Douglas Grip, John McNulty, Mary McPherson, Richard Strubel, Alan Shuch, Jackson Smart and William Springer were elected to the Company's Board of Trustees. In electing the Trustees, the Company's shareholders voted as follows:

  TRUSTEE                      FOR       AGAINST    ABSTAIN     BROKER NON-VOTES
  -------                --------------- ------- -------------- ----------------
Ashok Bakhru............ 59,699,988.0890    0      993,484.8850        0
David B. Ford........... 59,362,764.7000    0    1,330,708.2740        0
Douglas Grip............ 59,477,956.3930    0    1,215,516.5810        0
John McNulty............ 59,362,764.7000    0    1,330,708.2740        0
Mary McPherson.......... 59,705,150.0290    0      988,322.9450        0
Richard Strubel......... 59,727,715.4610    0      965,757.5130        0
Alan Shuch.............. 59,362,764.7000    0    1,330,708.2740        0
Jackson Smart........... 59,706,199.9810    0      987,272.9930        0
William Springer........ 59,729,198.2540    0      964,274.7200        0

--------------------------------------------------------------------------------
PROPOSAL NO. 2--RATIFICATION OF THE SELECTION OF ARTHUR ANDERSEN LLP AS THE
              INDEPENDENT ACCOUNTANTS OF THE TRUST OR THE CORPORATION FOR THE FISCAL YEARS ENDING OCTOBER 31, 1997 AND JANUARY 31, 1998,
              RESPECTIVELY:

--------------------------------------------------------------------------------

  At the Meeting, the Company's shareholders approved Proposal No. 2 as follows:

      FOR               AGAINST                ABSTAIN             BROKER NON-VOTES
---------------      --------------         --------------         ----------------
55,747,113.1630       37,028.3220           4,909,331.4890                0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(B)--APPROVAL OF AN AMENDMENT TO THE TRUST'S DECLARATION OF TRUST
                TO PERMIT INVESTMENT OF EACH FUND'S ASSETS IN ANOTHER OPEN-END
                INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the Company's shareholders approved Proposal No. 4(B) as follows:

      FOR               AGAINST                ABSTAIN             BROKER NON-VOTES
---------------      --------------         --------------         ----------------
52,375,742.4380      1,978,971.9450         6,267,663.5910           71,095.0000

--------------------------------------------------------------------------------
PROPOSAL NO. 3--APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each of the Company's portfolios (each, a "Fund" and collectively, the "Funds") approved Proposal No. 3 as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,256,266.2380 249,187.0120         0             0
G.S. Adjustable Rate
 Government.............  30,840,046.7270 205,007.3510 4,029,816.1740   64,115.0000
G.S. Short Duration Tax
 Free...................   2,017,550.0780  16,321.0250       527.7150        0
G.S. Core Fixed Income..   4,761,964.9270   1,055.6280         0             0
G.S. Global Income......   7,475,140.0900 216,569.4820 1,108,286.2630        0
G.S. Government Income..   1,419,426.1060  19,927.7870     2,736.8010    6,980.0000
G.S. Municipal Income...   1,871,247.5330  13,820.1290   117,480.9080        0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(A)--APPROVAL OF AN AMENDMENT TO THE FUND'S INVESTMENT
                RESTRICTIONS TO PERMIT EACH FUND TO INVEST ALL ITS ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 4(A) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 255,529.1270         0             0
G.S. Adjustable Rate
 Government.............  29,300,183.4090 738,971.8930 5,035,714.9500   64,115.0000
G.S. Short Duration Tax
 Free...................   1,707,256.5030 326,614.6000       527.7150        0
G.S. Core Fixed Income..   4,761,964.9270   1,055.6280         0             0
G.S. Global Income......   7,338,642.1730 350,819.2200 1,110,534.4420        0
G.S. Government Income..   1,409,107.5260  30,246.3670     2,736.8010    6,980.0000
G.S. Municipal Income...   1,850,690.6070  29,828.2390   122,029.7240        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(A)--INVESTMENT POLICY ON ISSUER DIVERSIFICATION:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(A) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120     6,342.1150        0
G.S. Adjustable Rate
 Government.............  29,997,087.3250  43,548.7280 5,034,234.1990   64,115.0000
G.S. Short Duration Tax
 Free...................   2,023,592.0760   1,190.2710     9,616.4710        0
G.S. Core Fixed Income..   4,763,020.5550       0              0             0
G.S. Global Income......   7,302,111.2200 337,094.6510 1,160,789.9640        0
G.S. Government Income..   1,432,220.1140   3,231.1630     6,639.4170    6,980.0000
G.S. Municipal Income...   1,872,473.5900  16,237.5860   113,837.3940        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(B)--INVESTMENT POLICY ON INDUSTRY CONCENTRATION:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(B) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120     6,342.1150        0
G.S. Adjustable Rate
 Government.............  29,717,448.6200  48,100.0560 5,309,321.5760   64,115.0000
G.S. Short Duration Tax
 Free...................   2,023,592.0760   1,190.2710     9,616.4710        0
G.S. Core Fixed Income..   4,763,020.5550       0              0             0
G.S. Global Income......   7,308,203.5950 364,153.7540 1,127,638.4860        0
G.S. Government Income..   1,435,859.2330   3,462.0620     2,769.3990    6,980.0000
G.S. Municipal Income...   1,869,373.6660  12,600.7210   120,574.1830        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(C)--INVESTMENT POLICIES ON BORROWING, MARGIN PURCHASES AND
                PLEDGING ASSETS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(C) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120     6,342.1150        0
G.S. Adjustable Rate
 Government.............  29,536,226.5180 496,829.5350 5,041,814.1990   64,115.0000
G.S. Short Duration Tax
 Free...................   2,024,782.3470       0          9,616.4710        0
G.S. Core Fixed Income..   4,761,964.9270   1,055.6280         0             0
G.S. Global Income......   7,216,046.8580 429,048.0000 1,154,900.9770        0
G.S. Government Income..   1,382,429.7560  55,980.6910     3,680.2470    6,980.0000
G.S. Municipal Income...   1,852,339.5570  25,565.3640   124,643.6490        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(D)--INVESTMENT POLICY ON LOANS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(D) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120     6,342.1150        0
G.S. Adjustable Rate
 Government.............  29,791,225.9940 241,830.0590 5,041,814.1990   64,115.0000
G.S. Short Duration Tax
 Free...................   2,024,782.3470       0          9,616.4710        0
G.S. Core Fixed Income..   4,761,964.9270   1,055.6280         0             0
G.S. Global Income......   7,246,088.4970 387,925.7060 1,165,981.6320        0
G.S. Government Income..   1,418,199.0540  16,793.6490     7,097.9910    6,980.0000
G.S. Municipal Income...   1,855,997.7160  18,603.7770   127,947.0770        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(E)--INVESTMENT POLICY ON UNDERWRITING:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(E) as follows:

          FUND                  FOR         AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ --------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,499,008.6670     102.4680      6,342.1150        0
G.S. Adjustable Rate
 Government.............  24,563,621.2260 203,940.9210 10,307,308.1050   64,115.0000
G.S. Short Duration Tax
 Free...................   2,024,782.3470       0           9,616.4710        0
G.S. Core Fixed Income..   4,763,020.5550       0               0             0
G.S. Global Income......   7,277,794.5270 358,843.4350  1,163,357.8730        0
G.S. Government Income..   1,430,965.7480   7,444.6990      3,680.2470    6,980.0000
G.S. Municipal Income...   1,848,511.9770  12,976.0140    141,060.5790        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(F)--INVESTMENT POLICY ON REAL ESTATE AND OIL AND GAS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(F) as follows:

          FUND                  FOR         AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ --------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120      6,342.1150        0
G.S. Adjustable Rate
 Government.............  24,526,695.5880 240,866.5590 10,307,308.1050   64,115.0000
G.S. Short Duration Tax
 Free...................   1,990,762.3590  34,019.9880      9,616.4710        0
G.S. Core Fixed Income..   1,125,872.4290       0       3,637,148.1260        0
G.S. Global Income......   7,327,402.6000 291,544.8020  1,181,048.4330        0
G.S. Government Income..   1,432,561.1600   5,849.2870      3,680.2470    6,980.0000
G.S. Municipal Income...   1,867,044.1890  15,154.4890    120,349.8920        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(G)--INVESTMENT POLICY ON COMMODITIES:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(G) as follows:

          FUND                  FOR         AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ --------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,256,266.2380     102.4680    249,084.5440        0
G.S. Adjustable Rate
 Government.............  24,259,310.5330 258,550.2170 10,557,009.5020   64,115.0000
G.S. Short Duration Tax
 Free...................   1,999,851.1150  34,019.9880        527.7150        0
G.S. Core Fixed Income..   4,761,964.9270       0           1,055.6280        0
G.S. Global Income......   7,242,067.7760 391,426.1320  1,166,501.9270        0
G.S. Government Income..   1,402,158.5440  35,125.1420      4,807.0080    6,980.0000
G.S. Municipal Income...   1,864,355.0900  15,677.0190    122,516.4610        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(H)--INVESTMENT POLICY ON SENIOR SECURITIES:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(H) as follows:

          FUND                  FOR         AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ --------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,296.2850   7,072.4210    249,084.5440        0
G.S. Adjustable Rate
 Government.............  24,588,889.6270 204,058.5000 10,281,922.1250   64,115.0000
G.S. Short Duration Tax
 Free...................   2,032,680.8320   1,190.2710        527.7150        0
G.S. Core Fixed Income..   4,763,020.5550       0               0             0
G.S. Global Income......   7,317,507.8520 317,794.9290  1,164,693.0540        0
G.S. Government Income..   1,369,235.2830  67,017.8840      5,837.5270    6,980.0000
G.S. Municipal Income...   1,861,721.6030  14,498.0260    126,328.9410        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(I)--INVESTMENT POLICY CONCERNING SHORT SALES OF SECURITIES:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(I) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,243,445.2950  12,923.4110   249,084.5440        0
G.S. Adjustable Rate
 Government.............  29,554,106.4250 236,098.2310 5,284,665.5960   64,115.0000
G.S. Short Duration Tax
 Free...................   1,994,403.9380  39,467.1650       527.7150        0
G.S. Core Fixed Income..   4,761,964.9270       0          1,055.6280        0
G.S. Global Income......   7,221,712.5330 412,993.5060 1,165,289.7960        0
G.S. Government Income..   1,365,080.4460  68,785.4960     8,224.7520    6,980.0000
G.S. Municipal Income...   1,839,955.6770  27,482.8450   135,110.0480        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(J)--GS SHORT DURATION GOVERNMENT FUND'S POLICY ON OPTIONS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of GS Short Duration Government approved Proposal No. 5(J) as follows:

          FUND                 FOR       AGAINST    ABSTAIN    BROKER NON-VOTES
          ----            -------------- -------- ------------ ----------------
G.S. Short Duration Gov-
 ernment................  6,249,924.1230 102.4680 255,426.6590         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(K)--GS SHORT DURATION GOVERNMENT FUND'S POLICY ON INVESTMENTS TO
                EXERCISE CONTROL:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of GS Short Duration Fund approved Proposal No. 5(K) as follows:

          FUND                 FOR        AGAINST     ABSTAIN    BROKER NON-VOTES
          ----            -------------- ---------- ------------ ----------------
G.S. Short Duration Gov-
 ernment................  6,249,924.1030 6,444.5830 249,084.5440         0

--------------------------------------------------------------------------------
PROPOSAL NO. 6--APPROVAL OF AMENDED AND RESTATED MANAGEMENT AGREEMENTS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 6 as follows:

          FUND                 FOR         AGAINST      ABSTAIN    BROKER NON-VOTES
          ----            -------------- ------------ ------------ ----------------
G.S. Global Income......  7,767,511.0190 285,099.7120 747,385.1040        0
G.S. Government Income..  1,417,140.3790  20,595.5810   4,354.7340    6,980.0000
G.S. Municipal Income...  1,868,303.5900  12,832.0000 121,412.9800        0

                     This page is intentionally left blank




--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent



Goldman Sachs Funds
One New York Plaza, 41st Floor          Goldman Sachs
New York, NY 10004

FIARRET

The Goldman Sachs

FIXED INCOME FUNDS


Goldman Sachs Adjustable Rate Government Fund
Goldman Sachs Short Duration Government Fund
Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Core Fixed Income Fund



ANNUAL REPORT

October 31, 1997

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------  ---------------------------------------------
DEAR SHAREHOLDERS:

  We are pleased to present the annual report for the Goldman Sachs Fixed Income Funds for the fiscal year ended October 31, 1997. In addition to reviewing the performance and activity of the Goldman Sachs Fixed Income Funds during this period, we will also provide a brief overview of the economy and bond market to help put their performance in perspective. Though the U.S. economy continued to grow at a healthy pace, inflation remained subdued and the fixed income markets achieved favorable results.

ECONOMIC REVIEW
  The U.S. economy was strong throughout the period under review, but during the summer and fall, growth cooled slightly from the torrid pace of earlier in the year. Annualized real Gross Domestic Product (GDP) climbed 3.8% for the fourth quarter of 1996 and a dramatic 4.9% for the first quarter of 1997, fueled by a sharp increase in retail sales, rising factory orders and buoyant const-ruction outlays. To curb potential overheating, the Federal Reserve raised the Federal funds rate a quarter-percentage point to 5.50% at the end of March. During the second quarter, real GDP moderated to a 3.3% rate (annualized) when an unusually cool spring impacted weather-sensitive sectors such as retail sales and construction. Though consumer consumption picked up significantly during the summer, overall economic growth was somewhat restrained because of weaker export growth and a slower rate of inventory accumulation. As a result, third-quarter GDP expanded at a 3.3% annual rate, the same pace as the prior quarter. In October, the pattern of economic activity remained robust, as retail sales held firm, consumer confidence remained high and the unemployment rate sank to a 24-year low. Despite continued economic strength, consumer inflation shrank to 2.1% over the 12-month period, its lowest level since 1986.

FIXED INCOME MARKET REVIEW
  When the Funds' fiscal year began in November 1996, bonds rallied on expectations of a continuation of the slow-growth, low-inflation environment. However, this optimistic view quickly soured when a steady flow of stronger-than-expected economic data revived inflation fears. From December through March, bond yields climbed as investors feared that the acceleration would prompt the Fed to raise rates. When the Fed eventually increased the Federal funds rate, the move was perceived as the first in a series of hikes.
  During the second quarter of 1997, prospects for the bond market brightened due to slowing economic growth. As the threat of inflation receded, the need for additional rate hikes subsided and bonds began to recoup their earlier losses. However, fixed income investors remained wary of reports suggesting that the economy was reaccelerating. In this skittish environment, the bond market came under renewed pressure when signs of strengthening activity emerged during the summer. The decline proved to be short-lived: Bonds quickly recovered on the back of reassuring inflation data and a surge of buying interest. Treasury prices continued to rise sharply through the end of the period, when demand soared as investors sought a safe haven in the wake of steep sell-offs in global equity markets. By the end of October, Treasury yields fell to 20-month lows.

TABLE OF CONTENTS

Goldman Sachs Adjustable Rate Government Fund   3       Financial Statements            37
Goldman Sachs Short Duration Government Fund   11       Notes to Financial Statements   41
Goldman Sachs Short Duration Tax-Free Fund     19       Financial Highlights            49
Goldman Sachs Core Fixed Income Fund           27

--------------------------------  ---------------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

THE YIELD CURVE SHIFTED LOWER FOR MOST MATURITIES
  During the period under review, the yield on six-month Treasury bills rose from 5.26% on October 31, 1996 to approximately 5.31% on October 31, 1997. For the same period, the yield on the 30-year U.S. Treasury bond fell from 6.64% to 6.15%.

HISTORICAL TREASURY YIELD CURVE


                                    [GRAPH]


                        10/31/96                10/31/97

        3-Month        0.0514                   0.0519
        6-Month        0.0526                   0.0531
        1-Year         0.054                    0.0535
        2-Year         0.0573                   0.0561
        3-Year         0.0586                   0.0568
        5-Year         0.0607                   0.0572
        10-Year        0.0634                   0.0583
        30-Year        0.0664                   0.0615

        Source: Bloomberg, L.P.

The one- to 30-year portion of the yield curve shifted downward while the short end of the curve rose slightly.

OUTLOOK: FED IS LIKELY TO REMAIN ON HOLD WHILE IT ASSESSES THE IMPACT OF THE ASIAN FINANCIAL CRISIS
  Uncertainty regarding the U.S. economic and financial outlook has climbed sharply recently, as the tug-of-war between a strong domestic economy and the expected trade drag from emerging market economies has intensified. Though most domestic economic indicators continue to point toward considerable forward momentum, Federal Reserve officials are likely to defer any rate hikes until they can assess the potential impact of Asia's financial crisis on U.S. economic activity. If evidence mounts that the repercussions from the recent turmoil will be insufficient to slow U.S. growth to a sustainable long-term pace, Goldman Sachs' economists expect the Fed to resume tightening in 1998.

  We thank you for your investment in the Goldman Sachs Fixed Income Funds, and we look forward to continuing to help you achieve your investment goals in the future.

Sincerely,


/s/ David B. Ford

David B. Ford
Co-Head,
Goldman Sachs Asset Management


/s/ John P. McNulty

John P. McNulty
Co-Head,
Goldman Sachs Asset Management


/s/ Sharmin Mossavar-Rahmani

Sharmin Mossavar-Rahmani
Chief Investment Officer - Fixed Income Investments,
Goldman Sachs Asset Management

November 28, 1997

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
INVESTMENT OBJECTIVE
  The Goldman Sachs Adjustable Rate Government Fund seeks a high level of current income consistent with low volatility of principal. The portfolio ordinarily invests substantially all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, with primary emphasis on adjustable rate mortgage securities (ARMs). Under normal interest rate conditions, the fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security.

NEW SHARE CLASS
  To accommodate different clients' needs and preferences, the fund added Service shares on March 27, 1997.

ARM PERFORMANCE BENEFITED FROM A FAVORABLE INTEREST RATE ENVIRONMENT
  During the period under review, the ARM market benefited from a favorable interest rate environment. Though rates fluctuated as perceptions of the economy's health changed, in general, rates remained within a fairly narrow range for much of the period. As a result, the pace of mortgage refinancing remained subdued and there appeared to be little risk of these securities being constrained by their periodic and lifetime rate caps. (Periodic rate caps are the maximum that ARM interest rates can change during an adjustment period. Lifetime caps establish the maximum rate to which a security can reset during its entire lifetime.) The ARM-friendly conditions drew a wide range of investors to the sector, who viewed these securities as yield-enhanced alternatives to Treasuries. The ARM sector performed particularly well during the first quarter of 1997, when yield spreads relative to Treasuries narrowed. Although the sector's outperformance slowed during the balance of the period, spreads remained firm due to low volatility and continued attractiveness relative to other short-duration, high-quality alternatives.

PERFORMANCE REVIEW
  We are pleased to report that during the 12-month period ended October 31, the fund's Institutional, PERFORMANCE SUMMARY 10/31/96--10/31/97

                                                                           SIX-MONTH ONE-YEAR
                                                                           TREASURY  TREASURY
                            INSTITUTIONAL ADMINISTRATION SERVICE* CLASS A    BILL      BILL
                            ------------- -------------- -------- -------  --------- --------
  Total Return (based on
   net asset value [NAV])        6.70%          6.43%       3.81%   6.43%    5.62%     6.02%
  Return From Monthly
   Distributions                 6.17%          5.91%       3.66%   5.91%      NA        NA
  Return From Price
   Appreciation                  0.53%          0.52%       0.15%   0.52%      NA        NA
  NAV (10/31/97)                $9.88          $9.88       $9.88   $9.88       NA        NA
  NAV Change                   +$0.05         +$0.05      +$0.04  +$0.05       NA        NA
  Total Distributions Paid
   Per Share+                   $0.59          $0.57       $0.33   $0.57       NA        NA


* New share class opened during the period. Performance and NAV change are cumulative from inception date on 3/27/97.
+ The fund distributes substantially all of its investment company taxable income. The dividend is set at the start of each month, based on the income the fund is expected to generate. However, because the fund invests primarily in mortgage securities that are subject to prepayments, we cannot precisely predict the amount of principal and interest that a portfolio will receive. Therefore, at times a portfolio may distribute amounts above or below current income levels. To date, however, our dividend policy has not affected the management of the fund or significantly affected its NAV per share.

The fund's NAV and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. All performance figures represent past performance and in no way guarantee future results, which will fluctuate as market conditions change. The investment return and principal value of an investment in the fund will fluctuate, and therefore an investor's shares when redeemed may be worth more or less than their original cost. Goldman, Sachs & Co., the distributor of the fund, is not a bank, and fund shares distributed by Goldman, Sachs & Co. are not deposits or obligations of, or endorsed or guaranteed by, any bank or depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency.

-------------------------------------------------------------------------------

--------------------------------------  --------------------------------------
Administration and Class A shares all outperformed the six-month U.S. Treasury bill and the one-year U.S. Treasury bill. This favorable performance was primarily the result of tightening yield spreads between ARMs and Treasuries, as well as the incremental yield of ARMs over similar-duration Treasuries.
  The fund performed well compared with its peers. For the three-year period ended October 31, 1997, the fund's Administration and Institutional shares were rated four stars (in a universe of 1,338 taxable bond funds) by Morningstar, Inc., an independent rating agency. In addition, Morningstar rated the fund's Institutional shares four stars (in a universe of 732 taxable bond funds) for the five year-period ended October 31./1/
  The fund also fared well in Lipper Analytical Services' adjustable rate mortgage category. According to Lipper, the fund's Institutional shares ranked in the top third of its category (12th out of 44 adjustable rate mortgage funds) based on total return for the 12-month period ended October 31, 1997. For the five-year period ended October 31, 1997, the fund's Institutional shares ranked 8th out of 28 funds in its category. (Class A shares ranked 18th in the Lipper category for the 12-month period; Lipper did not rank the fund's Administration and Service classes. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)
-------
/1/Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 10/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Morningstar ratings apply only to the fund's Institutional and Administration shares; the fund's Class A and Service shares have not been rated. Class A and Service shares are subject to additional fees and expenses, which may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates each fund against its peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES
  As of the end of the period, the portfolio's sector allocation changed only slightly relative to a year earlier. The primary composition changes included a reduction in agency debentures (SBA floaters), an increase in collateralized mortgage obligations (CMOs) and the initiation of a small position in U.S. Treasuries.

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 1997*

                                  [PIE CHART]


                        U.S. Treasuries         1.9%
                        Repos/Cash Equivalents  2.3%
                        SBA Floaters            5.2%
                        CMOs                    5.4%
                        ARMs                   84.2%


* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 . ARMs. As of October 31, 1997, 84.2% of the portfolio was invested in ARMs. During the period, we adhered to our strategy of emphasizing ARM issues that we believed would fare well relative to the overall ARM market regardless of the direction of interest rate movements. As such, we focused on fully indexed securities that were issued prior to 1993, which are attractive because of their lower prepayment risk. (ARM securities that have been in existence for several years are referred to as "seasoned" issues. "Seasoned" ARMs are typically less impacted by prepayments than recently issued mortgages because homeowners who did not refinance during earlier periods of lower rates are less likely to refinance in the future.)
--------------------------------------  --------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND (continued)
---------------------------------------  ---------------------------------------

 . CMOs. The portfolio's allocation to CMOs was 5.4% as of the end of October, slightly higher than its 3.5% weighting a year earlier. CMOs are multi-class bonds that are collateralized by a pool of mortgage loans or mortgage pass-through certificates. As was the case with other mortgage-backed securities, CMOs performed well during the period due to low volatility and relatively attractive spreads. Within the sector, sequential-pay/support CMOs and CMO floaters represented the largest allocations, at 2.0% and 1.4% of the portfolio, respectively.

 . SBA Floaters. The portfolio held a 5.2% position in securities backed by Small Business Administration (SBA) loans, which offered incremental yield over similar-duration Treasuries. We trimmed the portfolio's allocation from 7.8% a year ago when we took profits in the sector.

 . Repurchase Agreements/Cash Equivalents and U.S. Treasuries. As of the end of the period, 2.3% of the portfolio was in repurchase agreements/cash equivalents and 1.9% was in U.S. Treasuries.

 . Duration. We seek excess return over similar-duration U.S. Treasuries through sector weightings and specific security selection, rather than attempting to add value through interest rate predictions. Therefore, we manage the fund's duration to approximate that of the benchmark, partly through the use of futures. As of October 31, the fund's duration was 0.7 years, unchanged from a year ago.

 . Credit Quality. The fund invests exclusively in securities issued by the U.S. government, its agencies or instrumentalities, which are considered to be of the highest credit quality.

MARKET OUTLOOK
  We believe Federal Reserve officials are likely to keep monetary policy on hold until the first half of 1998, when tight labor markets may generate sufficient wage pressures to prompt the Fed to raise rates.

    Our outlook for the ARM market remains neutral. Although we do not expect dramatic movement in short-term interest rates, the rally in the Treasury market and the flattening of the yield curve have left ARMs vulnerable to ARM-to-fixed rate refinancing in the near term. Therefore, we expect to continue to emphasize seasoned ARMs originated prior to 1993, which are less vulnerable to prepayments than more recent issues.

  /s/ Jonathan A. Beinner
  Jonathan A. Beinner

  /s/ Peter D. Dion
  Peter D. Dion

  /s/ James P. McCarthy
  James P. McCarthy

  Portfolio Managers
  Goldman Sachs Adjustable Rate Government Fund
  November 28, 1997

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
October 31, 1997
--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1997. The performance for each class of the Goldman Sachs Adjustable Rate Government Fund (assuming both the maximum sales charge of 1.5% and no sales charge for Class A shares), is compared to its benchmarks--the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index ("Lehman 1-2 Index") and the six month and one year U.S. Treasury Bills ("six-Month T-Bill/one-Year T-Bill"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            Institutional Shares(a)

                                    [GRAPH]


                Institutional     Lehman     One-Year      Six-Month
                   Shares       1-2 Index     T-Bill         T-Bill
                -------------   ---------    --------      ---------
8/1/91             50,000         50,000      50,000         50,000
10/31/91           51,047         51,581      51,179         50,870
10/31/92           54,176         55,506      54,161         53,376
10/31/93           56,414         58,368      56,198         55,197
10/31/94           57,475         59,511      57,744         57,257
10/31/95           61,355         64,343      61,766         60,819
10/31/96           65,576         68,197      65,373         64,158
10/31/97           69,970         72,473      69,308         67,765


                           Administration Shares(a)

                                    [GRAPH]


                Administration    Lehman     One-Year      Six-Month
                   Shares       1-2 Index     T-Bill         T-Bill
                --------------  ---------    --------      ---------
5/1/93             50,000         50,000      50,000         50,000
10/31/93           51,917         50,931      50,785         50,780
10/31/94           51,747         51,931      52,182         52,675
10/31/95           55,100         56,148      55,835         55,951
10/31/96           58,742         59,511      59,096         59,023
10/31/97           62,519         63,242      62,417         62,576


--------------------------------------  ----------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
October 31, 1997
--------------------------------------------------------------------------------

                                Service Shares

                                    [GRAPH]


                Service      Lehman       One-Year    Six-Month
                Shares     1-2 Index       T-Bill       T-Bill
               ---------  -----------    ----------  -----------
 3/27/97        50,000       50,000        50,000       50,000
10/31/97        51,905       52,295        52,010       51,730


                              Class A Shares(a)

                                    [GRAPH]


          Class A Shares    Class A Shares   Lehman    One-Year   Six Month
         (No Sales Charge) (W/Sales Charge) 1-2 Index   T-Bill     T-Bill
         ----------------- ---------------- ---------  --------   ---------
 6/1/95        10,000           9,850         10,000    10,000     10,000
10/31/95       10,222          10,069         10,277    10,260     10,246
10/31/96       10,898          10,735         10,893    10,859     10,809
10/31/97       11,599          11,425         11,576    11,513     11,416


                                                         Average Annual Total
                                                                Return
                                                        ----------------------
                                                                     Since
                                               One Year Five Year Inception(b)

       Institutional Shares                     6.70%     5.25%      5.54%
     -------------------------------------------------------------------------
       Administration Shares                    6.43%       N/A      5.07%
     -------------------------------------------------------------------------
       Service Shares                             N/A       N/A      3.81%(c)
     -------------------------------------------------------------------------
       Class A Shares, excluding sales charge   6.43%       N/A      6.41%
     -------------------------------------------------------------------------
       Class A Shares, including sales charge   4.52%       N/A      5.67%


(a) For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations.
(b) The Institutional, Administration, Service and Class A shares commenced operations July 17, 1991, April 15, 1993, March 27, 1997 and May 15, 1995,
    respectively.
(c) An aggregate total return (not annualized) is shown instead of an average annual total return since these shares have not completed a full twelve months of operations.
---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND
October 31, 1997
---------------------------------------  ---------------------------------------

  Principal            Interest                      Maturity
   Amount                Rate                          Date                             Value
-------------------------------------------------------------------------------------------------
 MORTGAGE BACKED OBLIGATIONS--95.4%
 ADJUSTABLE RATE FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)(B)--29.3%
 $ 2,223,517             7.48%                       07/01/18                        $  2,322,530
   1,210,343             7.55                        12/01/18                           1,259,132
   9,013,669             7.51                        05/01/19(a)                        9,369,979
  17,838,225             7.79                        11/01/19                          18,788,645
  10,702,752             7.53                        01/01/20                          11,107,423
   4,400,254             7.83                        05/01/20                           4,631,267
  15,895,232             7.58                        06/01/20(a)                       16,607,974
  33,041,610             7.86                        02/01/22(a)                       34,745,236
   6,124,002             7.49                        06/01/22                           6,337,056
   3,384,390             7.54                        08/01/22                           3,524,538
   5,300,601             7.47                        09/01/22                           5,478,489
   5,864,606             7.70                        09/01/22                           6,145,931
  14,855,692             7.76                        11/01/22                          15,607,836
   8,594,891             7.78                        06/01/24                           9,026,010
   3,048,728             7.35                        02/01/28                           3,152,567
   1,525,453             7.77                        07/01/30                           1,603,633
-------------------------------------------------------------------------------------------------
                                                                                     $149,708,246
-------------------------------------------------------------------------------------------------
 ADJUSTABLE RATE FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)(B)--49.2%
 $ 1,593,175             7.43%                       04/01/03                        $  1,618,379
     954,358             7.84                        11/01/14                           1,001,179
     642,600             7.52                        12/01/15                             667,302
   5,375,190             6.87                        03/01/17                           5,498,658
   3,004,775             7.58                        03/01/17                           3,144,226
  10,422,695             7.10                        04/01/17                          10,771,855
     765,651             7.61                        11/01/17                             797,716
   3,529,684             6.61                        03/01/18                           3,583,194
   1,072,159             7.33                        03/01/18                           1,115,721
     659,826             7.76                        05/01/18                             677,971
   1,186,769             7.48                        06/01/18                           1,229,315
   7,289,895             7.60                        06/01/18                           7,664,668
   4,578,620             7.58                        07/01/18                           4,795,371
   5,466,744             7.47                        08/01/18                           5,699,956
   3,579,734             7.80                        08/01/18                           3,776,619
   1,728,032             7.46                        10/01/18                           1,791,796
   2,904,804             7.65                        10/01/18                           3,034,155
     188,921             7.40                        11/01/18                             195,444
   5,664,992             7.53                        11/01/18                           5,898,673
   1,747,028             7.35                        12/01/18                           1,816,630
  11,420,431             7.67                        12/01/18                          12,048,555
   2,985,079             7.42                        06/01/19                           3,105,885
   3,874,553             7.42                        07/01/19                           4,034,378

  Principal            Interest                      Maturity
   Amount                Rate                          Date                             Value
-------------------------------------------------------------------------------------------------
 MORTGAGE BACKED OBLIGATIONS (CONTINUED)
 ADJUSTABLE RATE FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONTINUED)
 $ 1,490,807             7.43%                       07/01/19                        $  1,553,928
   1,447,904             7.33                        08/01/19                           1,498,580
   3,789,047             7.63                        09/01/19                           3,974,369
   2,639,072             7.83                        03/01/20                           2,784,221
   7,679,259             7.54                        07/01/20                           7,985,201
   4,167,783             7.68                        02/01/21                           4,388,550
   4,608,066             7.40                        04/01/21                           4,799,577
  63,900,621             7.65                        09/01/21(a)                       67,015,776
  19,370,852             7.68                        02/01/22(a)                       20,384,723
  12,311,450             7.75                        06/01/22                          12,945,120
   1,801,456             7.68                        08/01/22                           1,894,915
     266,672             6.23                        12/01/23                             266,088
  14,049,198             7.04                        06/01/24                          14,454,939
  14,417,119             7.58                        04/01/25                          15,074,540
     742,823             7.73                        09/01/25                             780,774
   3,654,814             7.38                        08/01/27                           3,811,277
   2,211,792             7.35                        10/01/27                           2,306,147
     948,534             7.19                        07/01/29                             980,395
-------------------------------------------------------------------------------------------------
                                                                                     $250,866,766
-------------------------------------------------------------------------------------------------
 ADJUSTABLE RATE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)(B)--3.4%
 $ 1,313,760             7.00%                       03/20/16                        $  1,349,889
     885,299             7.00                        08/20/18                             910,751
   5,638,287             7.00                        02/20/21                           5,816,231
   3,228,227             7.00                        01/20/22                           3,326,075
   3,398,816             7.00                        03/20/23                           3,502,921
   2,484,829             5.50                        06/20/27                           2,512,013
-------------------------------------------------------------------------------------------------
                                                                                     $ 17,417,880
-------------------------------------------------------------------------------------------------
 ADJUSTABLE RATE SMALL BUSINESS ADMINISTRATION (SBA)(B)--5.2%
 $   996,142             6.63%                       09/25/16                        $  1,004,858
   3,569,972             6.63                        07/25/17                           3,601,210
   7,525,017             6.63                        08/25/17                           7,590,860
   3,051,680             6.63                        09/25/17                           3,078,383
   3,494,298             6.63                        10/25/17                           3,524,873
   7,467,983             6.63                        02/25/18                           7,533,328
-------------------------------------------------------------------------------------------------
                                                                                     $ 26,333,512
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND (continued)
October 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity
   Amount                 Rate                         Date                           Value
-----------------------------------------------------------------------------------------------
 MORTGAGE BACKED OBLIGATIONS (CONTINUED)
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--1.0%
 $  548,875                7.00%                     05/15/23                      $    553,502
    623,288                7.00                      06/15/23                           628,543
  1,457,690                7.00                      07/15/23                         1,469,977
    489,634                7.00                      09/15/23                           493,761
  1,364,142                7.00                      10/15/23                         1,375,643
    517,086                7.00                      11/15/23                           521,445
-----------------------------------------------------------------------------------------------
                                                                                   $  5,042,871
-----------------------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--7.3%
 ADJUSTABLE RATE CMOS(B)--1.9%
 FNMA Remic Trust 1990-145, Class A
 $9,391,114                6.72%                     12/25/20(a)                   $  9,478,639
-----------------------------------------------------------------------------------------------
                                                                                   $  9,478,639
-----------------------------------------------------------------------------------------------
 INVERSE FLOATER(B)--0.0%
 FNMA Remic Trust 1991-91, Class S
 $  111,049               16.81%                     07/25/98                      $    117,008
-----------------------------------------------------------------------------------------------
                                                                                   $    117,008
-----------------------------------------------------------------------------------------------
 INVERSE FLOATING RATE-INTEREST ONLY(B)--0.0%
 FNMA Remic Trust 1992-157, Class SA
 $  674,929(c)            12.74%                     03/25/04                      $     21,112
-----------------------------------------------------------------------------------------------
                                                                                   $     21,112
-----------------------------------------------------------------------------------------------
 IOETTE--0.2%
 FNMA Remic Trust 1990-145, Class B
 $   23,077(c)            10.00%                     12/25/20                      $    774,099
-----------------------------------------------------------------------------------------------
                                                                                   $    774,099
-----------------------------------------------------------------------------------------------
 PLANNED AMORTIZATION-ACCRUAL BOND--1.2%
 FNMA Remic Trust 188B, Class ZA
 $6,259,551                5.75%                     09/25/10                      $  6,198,457
-----------------------------------------------------------------------------------------------
                                                                                   $  6,198,457
-----------------------------------------------------------------------------------------------
 REGULAR FLOATER CMOS(B)--1.4%
 FNMA Remic Trust 169B, Class FA
 $2,536,413                6.06%                     09/25/00                      $  2,550,668
 FNMA Remic Trust X-225C, Class FG
  4,500,000                6.81                      12/25/23                         4,644,810
-----------------------------------------------------------------------------------------------
                                                                                   $  7,195,478
-----------------------------------------------------------------------------------------------

 Principal               Interest                   Maturity
   Amount                  Rate                       Date                           Value
----------------------------------------------------------------------------------------------
 MORTGAGE BACKED OBLIGATIONS (CONTINUED)
 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 SEQUENTIAL FIXED RATE CMOS--0.0%
 FNMA Remic Trust 1991-37, Class E
 $  119,493                8.50%                    04/25/05                      $    119,268
----------------------------------------------------------------------------------------------
                                                                                  $    119,268
----------------------------------------------------------------------------------------------
 SUPER FLOATER CMOS(B)--0.6%
 FNMA Remic Trust 1992-157, Class FA
 $3,323,177(c)             1.97%                    03/25/04                      $  3,272,265
----------------------------------------------------------------------------------------------
                                                                                  $  3,272,265
----------------------------------------------------------------------------------------------
 SUPPORT--2.0%
 FHLMC Series 1645, Class B
 $2,956,606                5.50%                    01/15/08                      $  2,853,215
 FNMA Remic Trust G94 13, Class ZB
  7,354,651                7.00                     11/17/24                         7,239,698
----------------------------------------------------------------------------------------------
                                                                                  $ 10,092,913
----------------------------------------------------------------------------------------------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                      $ 37,269,239
----------------------------------------------------------------------------------------------
 TOTAL MORTGAGE BACKED OBLIGATIONS
  (COST $483,614,604)                                                             $486,638,514
----------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--1.8%
 United States Treasury Bonds--1.8%
 $6,900,000               15.75%                    11/15/01                      $  9,352,743
----------------------------------------------------------------------------------------------
 TOTAL U.S. TREASURY OBLIGATIONS
  (COST $9,301,523)                                                               $  9,352,743
----------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT--1.3%
 Joint Repurchase Agreement Account
 $6,500,000                5.76%                    11/03/97(a)                   $  6,500,000
----------------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $6,500,000)                                                               $  6,500,000
----------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $499,416,127(D))                                                          $502,491,257
----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

Futures contracts open at October 31, 1997 are as follows:

                                Number of
                                Contracts     Settlement   Unrealized
           Type              Long (Short)(e)     Month     Gain (Loss)
---------------------------  --------------- ------------- -----------
Euro Dollars                       520       December 1997  $ 345,750
Euro Dollars                       290       March 1998        95,875
Euro Dollars                       180       June 1998         71,250
Euro Dollars                       (20)      December 1998    (54,500)
5 Year U.S. Treasury Notes          15       December 1997     20,391
10 Year U.S. Treasury Notes       (295)      December 1997   (912,719)
                                                            ---------
                                                            $(433,953)

---------------------------------------------
FEDERAL INCOME TAX
INFORMATION:
Gross unrealized
 gain for
 investments in
 which value
 exceeds cost     $3,465,455
Gross unrealized
 loss for
 investments in
 which cost
 exceeds value      (442,377)
---------------------------------------------
Net unrealized
 gain             $3,023,078
---------------------------------------------

(a) Portions of these securities are being segregated for futures margin requirements.
(b) Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 1997.
(c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the coupon rate due to the amortization of related premiums.
(d) The aggregate cost for federal income tax purposes is $499,468,179.
(e) Each Euro Dollar contract represents $1,000,000 in notional par value. Each 5-Year and 10-Year U.S. Treasury Note contract represents $100,000 in notional par value. The total notional amount and market value at risk are $1,041,000,000 and $272,543,093, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
INVESTMENT OBJECTIVE
  The Goldman Sachs Short Duration Government Fund's primary objective is to provide a high level of current income by investing in a portfolio that consists of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities as well as repurchase agreements collateralized by such instruments. Secondarily, the fund may, in seeking current income, also consider the potential for capital appreciation. Under normal interest rate conditions, the fund's duration is expected to be within one-half year of its benchmark, the two-year U.S.
Treasury security.

NEW SHARE CLASSES
  To accommodate different clients' needs and preferences, the fund added Class A and B shares on May 1, 1997 and Class C shares on August 15, 1997.

PERFORMANCE REVIEW
  During the period under review, the fund's Institutional, Administration and Service shares outperformed their benchmark. The fund's investments in collateralized mortgage obligations (CMOs) and adjustable-rate mortgage (ARM) securities were the largest contributors to performance, particularly during the first half of the period when these sectors' yield spreads relative to Treasuries narrowed. However, the performance of Class A, B and C shares lagged the benchmark, primarily because they began operations during the latter half of the fiscal year after most of the gains in CMOs and ARMs had already been achieved. By mid-1997, yield spreads were tight, which left them vulnerable to pressures related to the Asian financial crisis.
PERFORMANCE SUMMARY


                            INSTITUTIONAL ADMINISTRATION   SERVICE   CLASS A*  CLASS B*   CLASS C*
                             (10/31/96 -   (10/31/96 -   (10/31/96 - (5/1/97 - (5/1/97 - (8/15/97 -
                              10/31/97)     10/31/97)     10/31/97)  10/31/97) 10/31/97) 10/31/97)
                            ------------- -------------- ----------- --------- --------- ----------
  Total Return (based on
   net asset value [NAV])       7.07%          6.91%        6.63%      4.14%     3.94%      1.44%
  Return From Monthly
   Distributions                6.75%          6.49%        6.21%      3.11%     2.80%      1.13%
  Return From Price
   Appreciation                 0.32%          0.42%        0.42%      1.03%     1.14%      0.31%
  Two-Year U.S. Treasury
   Security Total Return        6.35%          6.35%        6.35%      4.17%     4.17%      1.53%
  NAV (10/31/97)                $9.86          $9.89        $9.86      $9.88     $9.86      $9.86
  NAV Change                   +$0.03         +$0.04       +$0.04     +$0.10    +$0.11     +$0.03
  Total Distributions Paid
   Per Share+                   $0.64          $0.62        $0.59      $0.30     $0.27      $0.11


* New share class opened during the period. Performance and NAV change are cumulative from inception date.
+ The fund distributes substantially all of its investment company taxable income, as required by tax law.

The fund's NAV and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. All performance figures represent past performance and in no way guarantee future results, which will fluctuate as market conditions change. The investment return and principal value of an investment in the fund will fluctuate, and therefore an investor's shares when redeemed may be worth more or less than their original cost. Goldman, Sachs & Co., the distributor of the fund, is not a bank, and fund shares distributed by Goldman, Sachs & Co. are not deposits or obligations of, or endorsed or guaranteed by, any bank or depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
  We are pleased to report that the fund performed well relative to its peers. According to Morningstar, Inc., an independent rating agency, the fund's Institutional shares were rated four stars for the five-year period ended October 31 (in a universe of 732 taxable bond funds)./1/
  The fund also fared well compared with other funds in Lipper Analytical Services, Inc.'s short-intermediate U.S. government category. For the 12-month period ended October 31, 1997, the fund's Institutional and Administration shares ranked in the top quartile (19th and 22nd, respectively) of the 95 funds in the Lipper group based on total return. For the five-year period ended October 31, 1997, the fund's Institutional shares ranked 12th out of 40 funds in its category. (The fund's Service shares ranked 34th in the Lipper category for the 12-month period; Lipper did not rank the fund's Class A, B and C shares for this period because they have been in existence less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES
  During the period, we maintained our strategy of focusing on securities that we believed would fare well relative to the overall market regardless of the direction of interest rate movements. Rather than attempting to forecast interest rates, we matched the fund's duration to
--------
/1/Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 10/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The fund's Institutional shares received four stars for the three-year period and were rated among 1,338 taxable bond funds. The Morningstar ratings apply only to the fund's Institutional shares; the fund's Administration, Service, A, B and C shares have not been rated. The Administration, Service, A, B and C shares are subject to additional fees and expenses, which may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates each fund against its peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.
that of the benchmark (1.9 years as of October 31) and used extensive research to identify attractive securities that offered incremental yield relative to Treasuries. The largest changes in the portfolio's sector composition compared with a year ago were a new allocation in agency debentures and a reduction in ARM securities.

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 1997*

                                  [PIE CHART]

                Repos/Cash Equivalents                  1.4%
                Agency Debentures                       4.0%
                Fixed Rate Mortgage Pass Throughs       5.6%
                ARMs                                   15.5%
                U.S. Treasuries                        16.3%
                CMOs                                   57.2%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 . CMOs. CMOs represented more than half of the portfolio as of October 31 (57.2%), approximately the same allocation as a year ago. CMOs, which are multi-class bonds collateralized by a pool of mortgage loans or mortgage pass-through certificates, performed well during the period due to the favorable interest rate environment. When interest rates remained within a relatively narrow range, CMO securities experienced strong demand from yield-seeking investors. Sequential-pay/support CMOs and planned amortization class (PAC)
CMOs constituted the majority of the fund's allocation in the sector, at 24.1% and 19.9% of the portfolio, respectively. The fund's third largest allocation within the sector was CMO floaters (7.8%), which are floating rate securities whose coupons reset as interest rates change.
---------------------------------------  ---------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 . ARMs. As of the end of the fiscal year, ARMs accounted for 15.5% of the portfolio. We trimmed the fund's allocation in the sector from 19.0% a year earlier as ARMs "richened" and we identified securities in other sectors that offered more compelling risk-adjusted return potential. We focused on fully indexed ARMs because these securities provide stable current income. We continued to emphasize "seasoned" ARMs, which have lower prepayment risk than recently issued ARMs. ("Seasoned" issues are securities that have been in existence for several years; it is assumed that homeowners who did not refinance during earlier periods of lower rates are less likely to refinance in the future.)

 . Fixed Rate Mortgage Pass-Throughs. The fund held a 5.6% weighting in fixed rate mortgage pass-throughs, down slightly from a 7.2% allocation a year ago. As was the case with other mortgage-backed security sectors, pass-throughs performed well during the period, primarily due to low volatility and healthy demand. As pass-throughs' yield spreads narrowed relative to Treasuries, we trimmed the allocation in favor of other sectors that offered greater yield enhancement.

 . Agency Debentures. Agency debentures, a 4.0% position as of October 31, are bonds issued by agencies of the U.S. government. This sector was attractive because it offered incremental yield over Treasuries.

 . U.S. Treasuries and Repurchase Agreements/Cash Equivalents. During the first half of the period, we significantly cut the fund's allocation to U.S. Treasuries in favor of other sectors that offered better relative value. After the yield spreads of Treasury alternatives tightened significantly, however, we increased Treasuries to 16.3%, approximately the same weighting as the beginning of the fiscal year. In addition, the fund held 1.4% in repurchase agreements/cash equivalents as of October 31, nearly unchanged from last year.

 . Issuer Composition. The composition of the portfolio's mortgage-backed security allocation by issuer was 39.8% in Federal Home Loan Mortgage Corporation (FHLMC) issues and 38.6% in Federal National Mortgage Association
(FNMA) issues.

 . Credit Quality. The fund invests exclusively in securities issued by the U.S. government and its agencies or instrumentalities.

 . Use of Derivatives. As noted, the fund held sequential-pay/support CMOs, PAC CMOs and CMO floaters, securities typically considered to be lower risk derivatives. The fund's CMO allocation also included small positions in super floaters (2.3%), whose coupons reset higher than conventional floaters when rates rise; inverse floaters (2.1%), whose coupons reset in the opposite direction of interest rates; and PAC interest-only (IO) securities (1.0%), whose cash flows are made up only of the interest payments of their underlying mortgages. We invest in these higher risk derivatives only when we believe they will enhance returns without incurring undue risk. In the favorable rate environment, the fund's performance benefited from these holdings. In addition, we used futures as a tool to help manage the portfolio's duration.

MARKET OUTLOOK
  During October, all mortgage-backed securities gave up ground amid turmoil in global financial markets. However, the extent of their underperformance was significantly less than that of the credit sectors (e.g., corporate and asset-backed securities). The degree to which yield spreads widened among CMOs is currently somewhat uncertain--there was very little trading in the sector at the end of the period because investor attention was directed elsewhere. In the ARM market, the flattening of the yield curve and the rally in the Treasuries have left ARMs vulnerable to ARM-to-fixed rate refinancing in the near term. In general, we currently

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
have a cautious view of the mortgage-backed securities sectors, and intend to remain focused on securities that are less vulnerable to rate swings than the broader market.

/s/ Jonathan A. Beinner
Jonathan A. Beinner


/s/ James B. Clark
James B. Clark

Portfolio Managers
Goldman Sachs Short Duration Government Fund
November 28, 1997
---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
October 31, 1997
--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1997. The performance for each class of the Goldman Sachs Short Duration Government Fund (assuming both the maximum sales charge of 2.0% and no sales charge for Class A shares and the appropriate redemption fee and no redemption fee for the Class B and Class C shares) is compared to its benchmarks, the U.S. 2-Year Treasury Bill ("Two-Year T-Bill") and the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index ("Lehman Short (1-3) Gov't Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             Institutional Shares(a)

                                     [GRAPH]

             Institutional        Two Year          Lehman Short 1-3
                Shares             T-Bill             Gov't Index
                ------             ------             -----------
9/1/88         $50,000            $50,000               $50,000
10/31/88       $51,283            $51,057               $51,091
10/31/89       $55,940            $55,412               $55,919
10/31/90       $60,543            $59,876               $60,861
10/31/91       $67,161            $66,615               $67,699
10/31/92       $71,365            $72,161               $73,208
10/31/93       $75,326            $76,335               $77,446
10/31/94       $76,072            $77,058               $78,339
10/31/95       $82,895            $84,009               $85,256
10/31/96       $88,507            $88,756               $90,346
10/31/97       $94,764            $94,392               $96,200


                             Administration Shares

                                     [GRAPH]

              Administration     Lehman Short         Two Year
                Shares          1-3 Gov't Index        T-Bill

2/28/96         50,000             50,000               50,000
10/31/96        52,000             51,760               51,805
10/31/97        55,593             55,115               55,095

                                Service Shares

                                     [GRAPH]

               Service          Lehman Short         Two Year
               Shares          1-3 Gov't Index        T-Bill

4/10/96        50,000             50,000               50,000
10/31/96       52,175             52,110               51,855
10/31/97       55,634             55,485               55,150

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Class A Shares

                                    [GRAPH]

                Class A Shares    Class A Shares    Two-Year    Lehman Short
              (No Sales Charge)  (W/Sales Charge)    T-Bill    1-3 Gov't Index
              -----------------  ----------------   --------   ---------------
5/1/97             10,000             9,800          10,000        10,000
10/31/97           10,414            10,206          10,417        10,415



                                Class B Shares

                                    [GRAPH]

                Class B Shares       Class B Shares    Two-Year   Lehman Short
           (w/out redempt.charge) (w/redempt.charge)    T-Bill   1-3 Gov't Index
           ---------------------- ------------------   --------  ---------------
5/1/97             10,000               10,000          10,000        10,000
10/31/97           10,394               10,194          10,417        10,415



                                Class C Shares

                                    [GRAPH]

                Class C Shares       Class C Shares    Two-Year   Lehman Short
           (w/out redempt.charge) (w/redempt.charge)    T-Bill   1-3 Gov't Index
           ---------------------- ------------------   --------  ---------------
8/15/97            10,000               10,000          10,000        10,000
10/31/97           10,144               10,044          10,153        10,151




                                                         Average Annual Total
                                                                Return
                                                        ----------------------
                                                                     Since
                                               One Year Five Year Inception(b)

       Institutional Shares                     7.07%     5.83%      7.22%
     -------------------------------------------------------------------------
       Administration Shares                    6.91%      N/A       6.53%
     -------------------------------------------------------------------------
       Service Shares                           6.63%      N/A       7.07%
     -------------------------------------------------------------------------
       Class A Shares, excluding sales charge    N/A       N/A       4.14%(c)
     -------------------------------------------------------------------------
       Class A Shares, including sales charge    N/A       N/A       2.06%(c)
     -------------------------------------------------------------------------
       Class B Shares, excluding redemption
        charge                                   N/A       N/A       3.94%(c)
     -------------------------------------------------------------------------
       Class B Shares, including redemption
        charge                                   N/A       N/A       1.94%(c)
     -------------------------------------------------------------------------
       Class C Shares, excluding redemption
        charge                                   N/A       N/A       1.44%(c)
     -------------------------------------------------------------------------
       Class C Shares, including redemption
        charge                                   N/A       N/A       0.44%(c)

(a) For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations of the Institutional, Administration and Service shares.
(b) The Institutional, Administration, Service, Class A, Class B and Class C shares commenced operations August 15, 1988, February 28, 1996, April 10, 1996, May 1, 1997, May 1, 1997 and August 15, 1997, respectively.
(c) An aggregate total return (not annualized) is shown instead of an average annual total return since these shares have not completed a full twelve months of operations.
--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
October 31, 1997
---------------------------------------  ---------------------------------------

   Principal               Interest                  Maturity
     Amount                  Rate                      Date                         Value
---------------------------------------------------------------------------------------------
 MORTGAGE BACKED OBLIGATIONS--77.8%
 ADJUSTABLE RATE FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (A)--10.4%
 $    1,670,748               7.63%                  08/01/17(b)                 $  1,728,439
      1,254,549               7.31                   05/01/18                       1,271,799
      1,628,367               7.55                   12/01/18(b)                    1,694,007
      7,237,238               7.86                   02/01/22(b)                    7,610,390
---------------------------------------------------------------------------------------------
                                                                                 $ 12,304,635
---------------------------------------------------------------------------------------------
 ADJUSTABLE RATE FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (A)--5.0%
 $    2,290,460               7.84%                  11/01/14                    $  2,402,830
      1,801,456               7.68                   08/01/22                       1,894,915
      1,563,791               7.77                   01/01/31                       1,640,511
---------------------------------------------------------------------------------------------
                                                                                 $  5,938,256
---------------------------------------------------------------------------------------------
 FIXED RATE FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--2.5%
 $    2,943,034               6.50%                  12/01/00                    $  2,954,218
---------------------------------------------------------------------------------------------
 FIXED RATE FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--3.0%
 $       73,609               9.00%                  12/01/97                    $     73,825
        769,822               6.00                   01/01/14                         749,637
      2,853,210               6.00                   03/01/14                       2,798,828
---------------------------------------------------------------------------------------------
                                                                                 $  3,622,290
---------------------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)--56.9%
 INVERSE FLOATER(A)--1.8%
 FHLMC Series 1296, Class J
 $      890,613(c)           11.75%                  07/15/99(b)                 $    959,973
 FNMA Remic Trust 1992-62, Class S
      1,212,115(c)            9.42                   05/25/99(b)                    1,230,661
---------------------------------------------------------------------------------------------
                                                                                 $  2,190,634
---------------------------------------------------------------------------------------------
 INVERSE FLOATING RATE-INTEREST ONLY(A)--0.2%
 FHLMC Series 1684, Class JD
 $    2,192,026               3.60%                  08/15/20(b)                 $    172,644
 FNMA Remic Trust 1993-110, Class SC
   1,548,475(c)               3.40                   04/25/19                          61,258
---------------------------------------------------------------------------------------------
                                                                                 $    233,902
---------------------------------------------------------------------------------------------
 PLANNED AMORTIZATION CLASS (PAC) CMOS--19.8%
 FHLMC Series 1584, Class E
 $    3,000,000               5.75%                  10/15/16(b)                 $  2,986,860
 FHLMC Series 1645, Class ZA
      2,221,401               5.50                   04/15/05(b)                    2,185,992
 FHLMC Series 1985, Class PC
      6,000,000               6.35                   05/17/18(b)                    6,031,860

   Principal             Interest                    Maturity
     Amount                Rate                        Date                           Value
-----------------------------------------------------------------------------------------------
 MORTGAGE BACKED OBLIGATIONS (CONTINUED)
 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 PLANNED AMORTIZATION CLASS (PAC) CMOS (CONTINUED)
 FHLMC Series 1987, Class L
 $    4,000,000             6.20%                    08/25/22(b)                   $  3,958,976
 FNMA Remic Trust 1991-31, Class PJ
      3,000,000             6.55                     10/25/20                         3,034,680
 FNMA Remic Trust 1997-70, Class AB
      1,250,000             6.50                     09/25/22                         1,244,125
 FNMA Remic Trust 1997-9, Class B
      4,000,000             6.50                     10/25/22                         4,022,320
-----------------------------------------------------------------------------------------------
                                                                                   $ 23,464,813
-----------------------------------------------------------------------------------------------
 PLANNED AMORTIZATION CLASS INTEREST-ONLY (PAC IO) CMOS--0.8%
 FHLMC Series 1552, Class JE
 $ 4,451,833(c)             7.00%                    02/15/14(b)                   $    129,370
 FHLMC Series 1587, Class HA
   7,417,830(c)             6.50                     10/15/08(b)                        831,019
-----------------------------------------------------------------------------------------------
                                                                                   $    960,389
-----------------------------------------------------------------------------------------------
 PLANNED AMORTIZATION CLASS IOETTE CMOS--0.2%
 FNMA Remic Trust 1992-198, Class K
 $    26,073(c)             9.69%                    12/25/15                      $    236,624
-----------------------------------------------------------------------------------------------
 REGULAR FLOATER CMOS(A)--7.8%
 FHLMC Series 1296, Class I
 $    2,493,715             5.30%                    07/15/99(b)                   $  2,469,551
 FHLMC Series 1634, Class FH
      3,000,000             6.78                     12/15/23(b)                      3,062,160
 FHLMC Series 1684, Class JC
      2,192,026             5.40                     08/15/20(b)                      2,148,865
 FNMA Remic Trust 1993-110, Class FC
      1,548,474             5.60                     04/25/19(b)                      1,531,054
-----------------------------------------------------------------------------------------------
                                                                                   $  9,211,630
-----------------------------------------------------------------------------------------------
 SEQUENTIAL FIXED RATE CMOS--26.3%
 FHLMC Series 1033, Class G
 $    2,000,000             8.00%                    01/15/06(b)                   $  2,113,740
 FHLMC Series 1645, Class B
      4,927,677             5.50                     01/15/08(b)                      4,755,356
 FNMA Remic Trust 1988-12, Class A
      3,468,817            10.00                     02/25/18                         3,689,659
 FNMA Remic Trust 1988-12, Class B
      2,738,540             4.73                     02/25/18                         2,634,823
 FNMA Remic Trust 1989-12, Class X
      1,212,342            10.00                     12/25/14                         1,255,525

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Principal            Interest                      Maturity
   Amount                Rate                          Date                             Value
-------------------------------------------------------------------------------------------------
 MORTGAGE BACKED OBLIGATIONS (CONTINUED)
 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 SEQUENTIAL FIXED RATE CMOS (CONTINUED)
 FNMA Remic Trust 1989-18, Class B
 $   787,911              9.50%                      01/25/04                        $    813,266
 FNMA Remic Trust 1989-59, Class H
   2,777,301              7.75                       10/25/18                           2,812,878
 FNMA Remic Trust 1991-133, Class Z
   4,872,777              8.00                       09/25/06(b)                        5,084,888
 FNMA Remic Trust 1992-44, Class CA
   3,000,000             12.00                       08/25/20(b)                        3,298,560
 FNMA Remic Trust 1993-188, Class TC
   2,400,000              6.50                       10/25/13                           2,403,144
 FNMA Remic Trust 1989-34, Class E
   2,196,095              9.85                       08/25/14                           2,277,065
-------------------------------------------------------------------------------------------------
                                                                                     $ 31,138,904
-------------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                          $ 67,436,896
-------------------------------------------------------------------------------------------------
 TOTAL MORTGAGE BACKED OBLIGATIONS (COST
  $91,144,815)                                                                       $ 92,256,295
-------------------------------------------------------------------------------------------------
 AGENCY DEBENTURES--4.0%
 Sri Lanka Aid(a)
 $ 4,750,000              5.84%                      02/21/16                        $  4,712,000
-------------------------------------------------------------------------------------------------
 TOTAL AGENCY DEBENTURES
  (COST $4,678,750)                                                                  $  4,712,000
-------------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--16.0%
 United States Treasury Notes
 $13,500,000              6.00%                      08/15/99(b)                     $ 13,578,030
   5,400,000              5.63                       11/30/00(b)                        5,383,961
-------------------------------------------------------------------------------------------------
 TOTAL U.S. TREASURY OBLIGATIONS
  (COST $18,920,441)                                                                 $ 18,961,991
-------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT--4.0%
 Joint Repurchase Agreement Account
 $ 4,700,000              5.76%                      11/03/97(b)                     $  4,700,000
-------------------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $4,700,000)                                                                  $  4,700,000
-------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $119,444,006(D))                                                             $120,630,286
-------------------------------------------------------------------------------------------------

Futures contracts open at October 31, 1997 are as follows:

                                Number of
                                Contracts      Settlement   Unrealized
           Type              Long (Short)(e)     Month      Gain (Loss)
---------------------------  --------------- -------------- -----------
Euro Dollars                        81       December 1997   $ 120,975
Euro Dollars                        64       March 1998         81,775
Euro Dollars                        66       June 1998          54,500
Euro Dollars                        61       September 1998     76,575
Euro Dollars                        56       December 1998      73,750
Euro Dollars                        31       March 1999         17,000
Euro Dollars                        21       June 1999           4,500
Euro Dollars                         6       September 1999      4,650
2 Year U.S. Treasury Notes          71       December 1997     120,921
5 Year U.S. Treasury Notes         (93)      December1997     (169,906)
10 Year U.S. Treasury Notes       (132)      December 1997    (387,656)
U.S. 20 Year Long Term Bond         (7)      December 1997     (38,281)
                                                             ---------
                                                             $ (41,197)
-----------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:

Gross unrealized
 gain for
 investments in
 which value
 exceeds cost     $1,517,519
Gross unrealized
 loss for
 investments in
 which cost
 exceeds value      (331,239)
-----------------------------
Net unrealized
 gain             $1,186,280
-----------------------------

(a) Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 1997.
(b) Portions of these securities are being segregated for futures margin requirements.
(c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the coupon rate due to the amortization of related premiums.
(d) The amount stated also represents the aggregate cost for federal income tax purposes.
(e) Each Euro Dollar contract represents $1,000,000 in notional par value. Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 5-Year and 10-Year U.S. Treasury Note and each U.S. 20-Year Long Term Bond contract represents $100,000 in notional par value. The total notional amount and market value at risk are $423,400,000 and $131,267,113, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
INVESTMENT OBJECTIVE
  The Goldman Sachs Short Duration Tax-Free Fund seeks to provide a high level of current income exempt from regular federal income tax, consistent with relatively low principal volatility, through investments in investment-grade municipal securities. Under normal interest rate conditions, the fund's duration will be within one-half year of its benchmark, the Lehman Brothers Three-Year Municipal Bond Index. The fund's approximate interest rate sensitivity is comparable to that of a three-year bond.

NEW SHARE CLASSES ADDED
  Class A and Class B Shares were introduced on May 1, 1997, and Class C Shares were added on August 15, 1997, to the existing Institutional, Administration and Service shares.

MUNICIPAL BOND MARKET SHOWS SIGNS OF STRENGTH AND STABILITY
  The municipal market remained at relatively strong levels compared with the taxable market for much of the year, including four consecutive months of rallying from April through July. A typical August slowdown, some rallying in September, and mixed performance for municipals during October, capped off a year that saw overall municipal prices rise. The average price of a three-year municipal bond (as calculated from data provided by Municipal Market Data, an independent municipal market information provider) increased, while yields fell from 4.15% on October 31, 1996 to 3.95% on October 31, 1997.
  New issue supply increased during 1997 vs. 1996, up a solid 5% through October, versus the first ten months of 1996. The 1997 new issue supply has followed historical early-month patterns, with January and February supply well below annual averages (slightly more than $10 billion each month) and March and April supply closer to normal levels ($13 to $14 billion). Spikes in new issue supply to $21.9 billion in June and $20.6 billion in September were approximately 50% greater than the monthly average for the rest of 1997, and contributed significantly to the year's overall supply increase. Heavy June and July coupon and principal payments flooded the market with enough reinvestment cash to absorb most of the new issue supply during the summer, but heavy fall supply has weakened the municipal market relative to treasuries.
  Demand from individual investors, who control approximately two-thirds of municipal bond ownership either through mutual funds or direct investment, continued to dominate the market, though municipal rates below the psychologically key 6% level may have discouraged some investors. The budget bill, passed in August, was favorable to municipals both on the demand side--an exemption allowing corporations with outstanding debt to invest in the municipal market was left intact--as well as on the supply side, where restrictions on the amount that private universities can issue were loosened.

MUNICIPAL BOND YIELD CURVE

                                    [GRAPH]


                                      10/31/97        10/31/96

                        1998            3.70%           3.90%
                        1999            3.85            4.15
                        2000            3.95            4.30
                        2001            4.05            4.40
                        2002            4.15            4.50
                        2003            4.25            4.60
                        2004            4.35            4.70
                        2005            4.45            4.80
                        2006            4.50            4.90
                        2007            4.55            5.00
                        2008            4.65            5.10
                        2009            4.75            5.20
                        2010            4.85            5.25
                        2011            4.93            5.30
                        2012            4.98            5.35
                        2013            5.03            5.40
                        2014            5.08            5.40
                        2015            5.13            5.45
                        2016            5.15            5.45
                        2017            5.15            5.45
                        2018            5.18            5.50
                        2019            5.18            5.50
                        2020            5.20            5.50
                        2021            5.20            5.50
                        2022            5.20            5.50
                        2023            5.20            5.50
                        2024            5.20            5.50
                        2025            5.23            5.50
                        2026            5.23            5.50
                        2027            5.23            5.50


The yield curve experienced a downward parallel shift in contrast to one year ago.

Source: Municipal Market Data

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
PERFORMANCE SUMMARY
  We are pleased to report that the
fund's Institutional shares ranked
tenth out of 33 funds in Lipper
Analytical Services, Inc.'s short-
intermediate municipal debt category
for the one-year period ended October
31, 1997 based on total return.
(Lipper did not rank the fund's Class
A, Class B, Class C, Administration or
Service shares. Please note that
Lipper rankings do not take sales
charges into account and that past
performance is not a guarantee of
future results.)
  The fund's positive performance during the period was primarily due to our emphasis on higher yielding revenue bonds (73% of the portfolio), as well as successful selection of specific securities and relative value trades. As always, we did not make any bets on the direction of interest rates, but rather kept the fund's duration in line with the Index, occasionally using Treasury futures to actively manage sector allocation.
  In our search for incremental yield, we focused on three types of bonds. The first category was relatively generic, highly liquid securities; the second included slightly less liquid issues that may offer high quality and attractive returns, such as insured hospital bonds and letter-of-credit-backed debt; and the last area was "story" bonds, whose value is often unrecognized by the market because they are unique or generally not well understood. We identified attractive investment opportunities for the third category through our extensive credit analysis. One example of this is our purchase of Maryland Health & Higher Education Facilities bonds for Pickersgill, a 169-bed nursing home that has been in operation for 150 years. Demand for the facility is strong, with a waiting list despite competition in the Baltimore area, and financial results have been strong with sound debt service coverage and significant unreserved funds. We continue to hold the security as an attractive addition to the portfolio. As of October 31, 1997, the Fund owned approximately 4.8% of the outstanding issue.


                            INSTITUTIONAL* ADMINISTRATION  SERVICE*   CLASS A   CLASS B  CLASS C*
                              (10/31/96-     (10/31/96-   (10/31/96- (5/01/97- (5/01/97- (8/15/97-
                              10/31/97)      10/31/97)    10/31/97)  10/31/97) 10/31/97) 10/31/97)
                            -------------- -------------- ---------- --------- --------- ---------
  Total Return (based on
   net asset value [NAV])        5.40%          5.14%        4.77%     3.39%     3.07%     0.97%
  Return From Monthly
   Distributions                 4.27%          4.01%        3.75%     1.97%     1.65%     0.67%
  Return From Price
   Appreciation                  1.13%          1.13%        1.02%     1.42%     1.42%     0.30%
  Lehman Brothers 3-Year
   Municipal Bond Index          5.49%          5.49%        5.49%     3.60%     3.60%     1.16%
  NAV (as of 10/31/97)          $10.07         $10.07       $10.07    $10.08    $10.08    $10.07
  NAV Change                    +$0.11         +$0.11       +$0.10    +$0.14    +$0.14    +$0.03
  Total Distributions Paid
   Per Share+                    $0.42          $0.39        $0.37     $0.20     $0.16     $0.07


* New share class opened during the period. Performance and NAV change are cumulative from inception date.
+ Dividends are declared daily and paid on a monthly basis. The fund intends to distribute substantially all of its investment company tax-exempt and taxable income, as required by tax law.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank or other insured depository institution, and are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency, and an investment in a Fund involves risk, including possible loss of principal. All performance figures represent past performance and in no way guarantee future results, which will fluctuate as market conditions change. The investment return and principal value of an investment in a Fund will fluctuate and, therefore, an investor's shares when redeemed, may be worth more or less than their original cost. The Fund may invest up to 20% in private activity bonds the interest from which is subject to the alternative minimum tax (AMT).

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND (continued)
---------------------------------------  ---------------------------------------


PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES:
EMPHASIS ON REVENUE BONDS

                 PORTFOLIO COMPOSITION AS OF OCTOBER 31, 1997*

                                  [PIE CHART]

Revenue Bonds                   52.5%
Insured Revenue Bonds           23.9%
General Obligation               9.8%
Insured General Obligation       9.0%
Pre-refunded Bonds               4.5%
Variable Rate Demand Notes       0.3%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 . Revenue Bonds. As of October 31, the portfolio's combined position in insured and uninsured revenue bonds was bonds was decreased slightly to 76.4% of the portfolio, from 79.7% one year ago. The allocation was significantly overweighted compared with the Index' 26.9%. (Revenue bonds pay interest and principal out of a specific revenue stream, such as sales taxes, hospital charges, tolls, electric rates and airport fees.)

 . General Obligation (GO) Bonds. As of October 31, the fund's allocation in insured and uninsured GO bonds was increased slightly to 18.8% of the portfolio, from 15.6% one year ago. The allocation was significantly underweighted versus the Index's 40.6%. GOs are backed by the general taxing power of a municipality and are typically higher credit quality but lower yielding than revenue bonds.

 . Pre-refunded Bonds. Over the course of the year, we re-established the fund's holdings in pre-refunded bonds to 4.5% from zero. The Index weighting of pre-refunded bonds was 32.5%.

 . Variable Rate Demand Notes (VRDNs). VRDNs are high-quality cash equivalents that we use to manage the portfolio's excess liquidity. VRDNs represented 0.3% of the fund, down from 4.7% one year ago. The Index contains no VRDNs.

 . Duration. As of October 31, the fund's duration was effectively in line with that of the Index at 2.9 years. Duration is a measurement of the Fund's sensitivity to interest rate movements; the shorter the duration, the less the Fund's net asset value (NAV) should move in relation to interest rate fluctuations.

 . Credit Quality. During the year, the fund's credit quality allocations shifted. We continued the trend from the last reporting period by reducing the portfolio's allocation in triple-A-rated GOs, in favor of double-A-rated revenue bonds. This is consistent with our goal of maintaining the fund's targeted double-A-rated average credit quality and liquidity while achieving high overall yields. We structured the portfolio's credit quality allocation like a "barbell," emphasizing higher credit quality securities in the four- to five-year maturity range and lower quality securities in the one- to three-year maturity range. As of October 31, 40.5% of the portfolio was invested in triple-A-rated bonds, while double-A-, single-A-, and BBB-rated securities accounted for 32.3%, 21.5%, and 5.7%, respectively.

MARKET OUTLOOK
  Our long-term outlook for municipal bonds is essentially bullish. With municipals escaping unscathed from the federal budget accord, we do not see any near-term fundamental problems for tax-exempts, and are left with technical forces as the key driver in relative market performance. The recent cheapening of the market was more related to the heavy seasonal new issue supply and weaker demand than from the global volatility that affected the taxable sectors; we do not feel that

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

municipals are at risk to cheapen much more. In anticipation of near-term outperformance, we feel that municipals are attractive enough to warrant an allocation from investors who do not currently benefit from tax-exempt income.
  We value your continued confidence in the Goldman Sachs Short Duration Tax-Free Fund and look forward to reporting on the fund's progress in the coming year.

Sincerely,


/s/ Benjamin S. Thompson
Benjamin S. Thompson


/s/ Elisabeth Schupf Lonsdale
Elisabeth Schupf Lonsdale

Portfolio Managers
Goldman Sachs Short Duration Tax-Free Fund
November 28, 1997

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
October 31, 1997
--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1997. The performance for each class of the Goldman Sachs Short Duration Tax-Free Fund (assuming both the maximum sales charge of 2.0% and no sales charge for Class A shares and the appropriate redemption fee and no redemption fee for the Class B and Class C shares) is compared to its benchmark, the Lehman Brothers 3-Year Municipal Bond Index ("Lehman Three-Year Bond Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                             Institutional Shares

                                    [GRAPH]


                                                 Lehman 3 Year
                Institutional Shares            Muni Bond Index

10/1/92                 50,000                       50,000
10/31/92                49,830                       49,805
10/31/93                53,333                       53,102
10/31/94                53,424                       53,825
10/31/95                56,618                       58,023
10/31/96                59,172                       60,646
10/31/97                62,375                       63,975


                             Administration Shares

                                    [GRAPH]

                                                 Lehman 3 Year
                Administration Shares(a)         Muni Bond Index

6/1/93                  50,000                       50,000
10/31/93                51,088                       51,144
10/31/94                51,031                       51,840
10/31/95                53,971                       55,884
10/31/96                56,265                       58,410
10/31/97                59,157                       61,617


                                Service Shares

                                    [GRAPH]


                                                 Lehman 3 Year
                    Service Shares(a)            Muni Bond Index

10/1/94                 50,000                       50,000
10/31/94                49,810                       49,880
10/31/95                52,594                       53,771
10/31/96                54,693                       56,201
10/31/97                57,302                       59,286

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

                                Class A Shares

                                    [GRAPH]

                Class A Shares    Class A Shares      Lehman 3 Year
              (No Sales Charge)  (W/Sales Charge)    Muni Bond Index
              -----------------  ----------------    ---------------
5/1/97             10,000             9,800               10,000
10/31/97           10,339            10,132               10,360



                                Class B Shares

                                    [GRAPH]


                Class B Shares    Class B Shares      Lehman 3 Year
              (No Sales Charge)  (W/Sales Charge)    Muni Bond Index
              -----------------  ----------------    ---------------
5/1/97             10,000            10,000               10,000
10/31/97           10,307            10,107               10,360



                                Class C Shares

                                    [GRAPH]


                Class C Shares    Class C Shares      Lehman 3 Year
              (No Sales Charge)  (W/Sales Charge)    Muni Bond Index
              -----------------  ----------------    ---------------
8/15/97            10,000            10,000               10,000
10/31/97           10,097             9,997               10,116


                                                   ---------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                           -----------------------------------
                                         ONE YEAR FIVE YEAR SINCE INCEPTION(B)
          --------------------------------------------------------------------
        Institutional Shares               5.40%    4.59%         4.44 %
          --------------------------------------------------------------------
        Administration Shares              5.14%     N/A          3.87 %
          --------------------------------------------------------------------
        Service Shares                     4.77%     N/A          4.49 %
          --------------------------------------------------------------------
        Class A Shares, excluding sales
         charge                             N/A      N/A          3.39 %(c)
          --------------------------------------------------------------------
        Class A Shares, including sales
         charge                             N/A      N/A          1.68 %(c)
          --------------------------------------------------------------------
        Class B Shares, excluding
         redemption charge                  N/A      N/A          3.07 %(c)
          --------------------------------------------------------------------
        Class B Shares, including
         redemption charge                  N/A      N/A          1.07 %(c)
          --------------------------------------------------------------------
        Class C Shares, excluding
         redemption charge                  N/A      N/A          0.97 %(c)
          --------------------------------------------------------------------
        Class C Shares, including
         redemption charge                  N/A      N/A         (0.03)%(c)
          --------------------------------------------------------------------

(a) For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations of the Administration and Service share classes.
(b) The Institutional, Administration, Service, Class A, Class B and Class C shares commenced operations October 1, 1992, May 20, 1993, September 20, 1994, May 1, 1997, May 1, 1997 and August 15, 1997, respectively.
(c) An aggregate total return (not annualized) is shown instead of an average annual total return since these shares have not completed a full twelve months of operations.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
October 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                          Maturity
   Amount                 Rate                              Date                             Value
-----------------------------------------------------------------------------------------------------
 DEBT OBLIGATIONS--101.1%
 ARIZONA--3.0%
 Mesa, Arizona IDA Health Care Facilities (BIGI) (AAA/Aaa)
 $1,000,000               7.50%                           01/01/04                         $1,053,830
-----------------------------------------------------------------------------------------------------
 CALIFORNIA--2.9%
 Abag Finance Authority for Non-Profit Corporations Refunding Bond (BBB)
 $1,000,000               5.25%                           10/01/07                         $1,001,280
-----------------------------------------------------------------------------------------------------
 CONNECTICUT--7.3%
 Connecticut State Housing Mortgage Revenue Town Colony Project (Aa3)
  $ 995,000               5.00%                           04/01/08                         $  997,129
 Connecticut State Residential Recovery Authority, Series A RB (AA-)
  1,500,000               5.60                            11/15/99                          1,549,230
-----------------------------------------------------------------------------------------------------
                                                                                           $2,546,359
-----------------------------------------------------------------------------------------------------
 FLORIDA--4.3%
 Dade County Solid Waste System BANS (MIG2/SP2)
 $1,500,000               4.75%                           09/01/98                         $1,507,740
-----------------------------------------------------------------------------------------------------
 ILLINOIS--5.9%
 Illinois Health Facilities Authority Highland Park Hospital, Series A
  (AAA/Aaa)
 $1,000,000               5.20%                           10/01/01                         $1,031,270
 Illinois Housing Development Authority, Series 1991 A (A+/A1)
  1,000,000               7.90                            07/01/99                          1,054,550
-----------------------------------------------------------------------------------------------------
                                                                                           $2,085,820
-----------------------------------------------------------------------------------------------------
 LOUISIANA--3.0%
 Louisiana Offshore Deepwater Port Authority Term B RB (A/Baa1)
 $1,000,000               5.85%                           09/01/00                         $1,038,010
-----------------------------------------------------------------------------------------------------
 MARYLAND--7.6%
 Maryland Health and Higher Educational Facilities Authority RB (A-)
 $1,600,000               5.50%                           01/01/21                         $1,665,920
  1,000,000               4.75                            07/01/21                          1,004,510
-----------------------------------------------------------------------------------------------------
                                                                                           $2,670,430
-----------------------------------------------------------------------------------------------------
 MICHIGAN--2.9%
 Detroit Self Insurance Series A (BBB-)
 $1,000,000               5.60%                           05/01/01                         $1,027,990
-----------------------------------------------------------------------------------------------------
 MISSOURI--4.9%
 St. Louis, MO Municipal Finance Corp., Series A (A/Aa3)
 $1,655,000               5.30%                           07/15/02                         $1,710,393

 Principal              Interest                          Maturity
   Amount                 Rate                              Date                             Value
-----------------------------------------------------------------------------------------------------
 DEBT OBLIGATIONS (CONTINUED)
 NEW YORK--8.5%
 Syracuse, NY IDA RB (AA)
 $1,365,000               4.60%                           10/15/98                         $1,376,261
 Yonkers GO Series C (FGIC) (AAA/Aaa)
  1,500,000               6.00                            08/01/03                          1,618,560
-----------------------------------------------------------------------------------------------------
                                                                                           $2,994,821
-----------------------------------------------------------------------------------------------------
 PENNSYLVANIA--9.8%
 Pennsylvania Intergovernmental Coop Authority Special Tax RB (FGIC) (AAA)
 $1,500,000               5.75%                           06/15/00                         $1,561,740
 Philadelphia, PA Gas Works COPS (FSA) (AAA/Aaa)
  1,800,000               5.95                            04/01/00                          1,872,108
-----------------------------------------------------------------------------------------------------
                                                                                           $3,433,848
-----------------------------------------------------------------------------------------------------
 PUERTO RICO--3.3%
 Puerto Rico Commonwealth (A/Baa1)
 $1,105,000               8.00%                           07/01/06                         $1,152,438
-----------------------------------------------------------------------------------------------------
 RHODE ISLAND--4.6%
 Rhode Island Clean Water Finance Agency (AAA/Aaa)
 $1,385,000               9.20%                           10/01/01                         $1,622,694
-----------------------------------------------------------------------------------------------------
 TENNESSEE--4.3%
 Clarksville, TN Public Building Authority (AA)
 $1,500,000               4.75%                           12/01/00                         $1,522,635
-----------------------------------------------------------------------------------------------------
 TEXAS--11.6%
 Arlington GO Refunding Bonds (AA/Aa)
 $1,270,000               5.20%                           08/15/05                         $1,331,214
 Memorial Villages, TX Water Authority (Aa)
  1,110,000               7.00                            09/01/00                          1,165,211
 Tarrant County Health Facilities Development Corp. (AAA/Aaa)
  1,500,000               5.50                            02/15/03                          1,573,530
-----------------------------------------------------------------------------------------------------
                                                                                           $4,069,955
-----------------------------------------------------------------------------------------------------
 VIRGINIA--5.1%
 Petersburg, VA Hospital Authority RB (A)
 $1,760,000               5.50%                           07/01/99                         $1,800,075
-----------------------------------------------------------------------------------------------------
 WASHINGTON--4.6%
 Washington State Public Power Supply System RB, Series B (AA-/Aa)
 $1,500,000               7.20%                           07/01/02                         $1,615,245
-----------------------------------------------------------------------------------------------------
 WISCONSIN--2.9%
 Oshkosh, WI Water Rev. BANS Series C (MIG1)
 $1,000,000               4.88%                           01/01/00                         $1,005,870

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                         Maturity
   Amount                Rate                             Date                            Value
---------------------------------------------------------------------------------------------------
 DEBT OBLIGATIONS (CONTINUED)
 WYOMING--4.6%
 Uinta County, WY School District Series A (FSA) (AAA/Aaa)
 $1,500,000              6.88%                          06/01/00                       $ 1,597,935
---------------------------------------------------------------------------------------------------
      Total Debt Obligations (Cost $35,077,329)                                        $35,457,368
---------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $35,077,329)(A)                                                                $35,457,368
---------------------------------------------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                                                                      $385,094
 Gross unrealized loss for investments in which cost
  exceeds value                                                                             (5,055)
---------------------------------------------------------------------------------------------------
 Net unrealized gain                                                                      $380,039
---------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

INVESTMENT ABBREVIATIONS:
BANS--Bond Anticipation Notes
BIGI--Bond Investors Guaranty Corporation
COPS--Certificates of Participation
FGIC--Insured by Financial GuarantyInsurance Co.
FSA --Financial Security Assurance Co.
GO  --General Obligation
IDA --Industrial Development Authority
RB  --Revenue Bond
--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
INVESTMENT OBJECTIVE

  The Goldman Sachs Core Fixed Income Fund seeks to achieve a total return consisting of capital appreciation and income that exceeds the total return of its benchmark, the Lehman Brothers Aggregate Bond Index (the "Index"), through a diversified portfolio of fixed income securities. The fund may invest in U.S. Treasury, agency, corporate, mortgage-backed and asset-backed securities, as well as in a limited amount of non-dollar-denominated fixed income securities. While the fund's performance will be measured against the Index, the portfolio is not required to hold the same securities or match the sector weightings of the Index. Every security in the portfolio must be rated at least investment grade by an independent rating agency or be considered to be of equivalent quality by Goldman Sachs Asset Management at the time it is purchased. The fund's approximate interest rate sensitivity is expected to be comparable to that of a five-year bond.

NEW SHARE CLASSES
  To accommodate different clients' needs and preferences, the fund added three new share classes during the period under review. Class A and B shares opened on May 1, 1997 and C shares opened on August 15, 1997.

PERFORMANCE REVIEW
  During the period under review, the fund's Institutional and Administration shares outperformed the Index. The strongest performing sectors were collateralized mortgage obligations (CMOs) and corporate bonds, which benefited from an accommodative economic environment and high investor demand. The fund's newer share classes -- Class A, B and C -- also recorded positive results. However, the relative returns of these classes lagged because they began operations during the second half of the fiscal year, after most of the gains from corporate, mortgage and emerging market debt had been achieved. In addition, the fund's Service shares recorded a positive return, but trailed the benchmark.
  We are pleased to report that the fund performed well relative to its peers. For the three-year period ended October 31, 1997, the fund's Institutional shares were

PERFORMANCE SUMMARY

                            INSTITUTIONAL ADMINISTRATION  SERVICE   CLASS A*  CLASS B*  CLASS C*
                             (10/31/96-     (10/31/96-   (10/31/96- (5/1/97-  (5/1/97-  (8/15/97-
                              10/31/97)     10/31/97)     10/31/97  10/31/97) 10/31/97) 10/31/97)
                            ------------- -------------- ---------- --------- --------- ---------
  Total Return (based on
   net asset value [NAV])       9.19%          8.92%        8.65%     6.94%     6.63%     2.74%
  Return From Monthly
   Distributions                6.76%          6.50%        6.23%     3.18%     2.78%     1.12%
  Return From Price
   Appreciation                 2.43%          2.42%        2.42%     3.76%     3.85%     1.62%
  Lehman Brothers
   Aggregate Bond Index
   Total Return                 8.89%          8.89%        8.89%     7.07%     7.07%     2.95%
  NAV (as of 10/31/97)         $10.08         $10.07       $10.09    $10.06    $10.09    $10.09
  NAV Change                   +$0.23         +$0.23       +$0.23    +$0.36    +$0.37    +$0.16
  Total Distributions Paid
   Per Share+                   $0.64          $0.62        $0.59     $0.30     $0.27     $0.11


* New share class opened during the period. Performance and NAV change are cumulative from inception date.
+ Dividends are declared daily and paid on a monthly basis. As required by tax law, the fund distributes substantially all of its investment company taxable income.
All performance figures represent past performance and in no way guarantee future results, which will fluctuate as market conditions change. The investment return and principal value of an investment in the fund will fluctuate, and therefore an investor's shares when redeemed may be worth more or less than their original cost. Goldman, Sachs & Co., the distributor of the fund, is not a bank, and fund shares distributed by Goldman, Sachs & Co. are not deposits or obligations of, or endorsed or guaranteed by, any bank or depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
rated four stars (in a universe of 1,338 taxable bond funds) by Morningstar, Inc., an independent rating agency./1/
  The fund also fared well versus its peers in Lipper Analytical Services, Inc.'s intermediate investment-grade debt fund category. For the 12-month period ended October 31, the fund's Institutional and Administration shares both ranked within the top 20% of their peer group (26th and 36th, respectively, out of 195 funds). The fund's Service shares also did well, placing within the top quartile of the Lipper category (44th of 195 funds). (Lipper did not rank the fund's Class A, B and C shares for the 12-month period because they have been in existence less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is no guarantee of future results.)

PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES
  During the period, we continued to emphasize securities that are fundamentally good credit quality and/or have relatively limited exposure to interest rate movements, such as seasoned mortgage-backed issues. Within this overall strategy, we actively used our extensive research resources to identify attractive sectors and securities that enabled us to add incremental yield relative to Treasuries.
--------
/1/Source: (C)1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 10/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Morningstar ratings apply only to the fund's Institutional shares; the fund's Administration, Service, A, B and C shares have not been rated. The Administration, Service, A, B and C shares are subject to additional fees and expenses, which may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates each fund against its peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

                 PORTFOLIO COMPOSITION AS OF OCTOBER 31, 1997*

                                 [PIE CHART]

                Emerging Market Debt                     5.0%
                CMOs                                    12.6%
                ABSs                                    13.1%
                U.S. Treasury                           15.7%
                Fixed Rate Mortgage Pass-Throughs       24.8%
                Corporate Bonds                         28.8%


*The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 . Corporate Bonds. As of October 31, the portfolio held a 28.8% position in corporate bonds, compared with the Index's 19.2% allocation. During the last 12 months, corporate spreads widened significantly, almost entirely due to the sector coming under pressure in October in the wake of the financial turmoil in Asia. However, the fund's investments in the sector benefited its 12-month performance. As is our investment philosophy, we focused on shorter duration bonds than the Index to add incremental yield without significantly increasing overall volatility, and these securities fared well relative to the overall sector. The fund's corporate holdings consisted primarily of financial issues, such as CAPITAL ONE BANK (1.9% of the portfolio as of October 31) and COUNTRYWIDE FUNDING CORP. (1.1%), and industrial issues, such as TIME WARNER INC. (3.1%) and TCI COMMUNICATIONS, INC. (1.0%).

 . Fixed Rate Mortgage Pass-Throughs. The fund held a 24.8% position in fixed rate mortgage pass-throughs at the end of the period, approximately the same weighting as a year earlier. We continued to underweight the sector relative to the Index (29.8%),
---------------------------------------  ---------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
as yield spreads narrowed from already tight levels and upside potential appeared limited.
  During the period, we occasionally used mortgage dollar rolls to benefit from short-term supply and demand imbalances in the mortgage settlement process. (Mortgage dollar rolls refer to transactions that involve selling mortgage securities owned by the fund and simultaneously contracting to buy back similar mortgage securities with the same coupon on a specified future date--usually one month forward.) At all times, we "cover" the mortgage dollar rolls by keeping cash or high-grade liquid debt securities equal to the dollar amount of the forward commitment in a segregated account with the fund's custodian.

 . U.S. Treasuries. U.S. Treasuries represented 15.7% of the portfolio as of the end of the period. We significantly underweighted Treasuries compared with the Index (43.5%) in favor of "spread" sectors such as corporate bonds and asset-backed securities that offered more compelling return potential.

 . Asset-Backed Securities (ABS). As of October 31, the portfolio was significantly overweighted in ABS securities in relation to the Index, 13.1% versus 1.0%. ABSs continued to perform well during the period, but heavy issuance during the second half of the period caused yield spreads to widen and restrained the sector's relative performance. Within the sector, the fund held primarily credit card receivables (7.5%), with smaller positions in home equity receivables (3.0%) and other receivables (2.6%).

 . CMOs. The fund's CMO weighting was 12.6%, up from 9.8% a year earlier. CMOs appeared increasingly attractive during the period because of diminishing yield-enhancement opportunities in other sectors, such as fixed rate mortgage pass-throughs, where spreads remained tight. Within the sector, 7.9% were sequential-pay/support CMOs, 3.7% were planned amortization class (PAC) CMOs and 1.0% were PAC interest-only (IO) securities.

 . Emerging Market Debt. As of October 31, emerging market debt represented 5.0% of the portfolio. During the period, we controlled the fund's exposure in the sector by stressing high-credit-quality, short-duration bonds. Geographically, most of the sector's holdings were in Latin America, which was attractive because structural and economic reforms in this region are helping strengthen credit fundamentals. Though the fund's investments in emerging market debt contributed to performance during most of the period, the sector more than gave up its gains in October, when financial turmoil in Asia spread to other emerging markets.

 . Duration. During the period, we continued to match the fund's duration to that of the Index, partly through the use of financial futures. Rather than attempting to predict the direction of interest rates, we seek to add incremental return over the Index through our sector weightings, as well as individual security selection. As of October 31, the fund's duration was 4.6 years, in line with the Index (4.4 years).

 . Credit Quality. As of October 31, nearly half of the portfolio was invested in government and agency securities (44.3%), with another 19.1% invested in triple-A-rated securities. The remainder of the portfolio was made up of double-A-rated securities (2.5%), single-A-rated securities (12.1%) and triple-B-rated securities (22.0%).

MARKET OUTLOOK
  Although the economy and interest rate movements continue to appear supportive of the fixed income market, recent volatility emanating from Southeast Asia has altered the sector-to-sector relationships that have persisted through most of the past year.
  In the corporate market, Asia-related uncertainty has put pressure on yield spreads, and the sector may continue to experience selling pressure arising from year-end window dressing. Though we have a somewhat cautious view of corporates, we view the sector's recent

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

underperformance as a potential buying opportunity, particularly for securities with no exposure to Asia. In addition, we expect some spread compression over the next three to six months based on positive company fundamentals.
  The spillover from Asia also caused the spreads of mortgage-backed securities to widen somewhat relative to Treasuries, but the sector generally held up better than corporate and emerging market debt. Therefore, these securities may be less compelling near term than they were previously. In the mortgage pass-through sector, lower coupon pass-throughs underperformed higher coupon pass-throughs during this volatile period and, as a result, currently represent a more attractive risk/return trade-off.
  Similarly, the ABS sector was impacted at the end of the period. Although investors have been buying selectively at these wider yield spread levels, we believe the sector may remain soft through year-end due to heavy issuance and the Asian situation. Finally, we believe that fundamentals remain sound in most of the emerging markets in which the fund has invested. Given a period of recovery and stability in global equity markets, we expect yield spreads in the sector to recover from their recent slide.

/s/ Jonathan A. Beinner
Jonathan A. Beinner

/s/ Richard H. Buckholz
Richard H. Buckholz

/s/ C. Richard Lucy
C. Richard Lucy

/s/ Mark A. Van Wyk
Mark A. Van Wyk

Portfolio Managers
Goldman Sachs Core Fixed Income Fund
November 28, 1997

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND
October 31, 1997
--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1997. The performance for each class of the Goldman Sachs Core Fixed Income Fund (assuming both the maximum sales charge of 4.5% and no sales charge for Class A shares and the appropriate redemption fee and no redemption fee for the Class B and Class C shares), is compared to its benchmark, the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                             Institutional Shares

                                    [GRAPH]

                Institutional Shares      Lehman Aggregate
                                                Index
                --------------------      ----------------
5/1/94                50,000                    50,000
10/31/94              48,500                    46,980
10/31/95              56,124                    54,332
10/31/96              59,492                    57,505
10/31/97              64,955                    62,617


                             Administration Shares

                                    [GRAPH]


                Administration Shares      Lehman Aggregate
                                                Index
                ---------------------      ----------------
2/28/96                50,000                    50,000
10/31/96               51,780                    51,870
10/31/97               56,400                    56,480



                                Service Shares

                                    [GRAPH]


                   Service Shares          Lehman Aggregate
                                                Index
                   --------------          ----------------
3/13/96                50,000                    50,000
10/31/96               52,450                    52,470
10/31/97               56,985                    57,140



---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Class A Shares

                                    [GRAPH]

                Class A Shares    Class A Shares     Lehman Aggregate
              (No Sales Charge)  (W/Sales Charge)         Index
              -----------------  ----------------    ---------------
5/1/97             10,000             9,550               10,000
10/31/97           10,694            10,213               10,707



                                Class B Shares

                                    [GRAPH]


                Class B Shares    Class B Shares     Lehman Aggregate
              (No Sales Charge)  (W/Sales Charge)         Index
              -----------------  ----------------    ---------------
5/1/97             10,000            10,000               10,000
10/31/97           10,663            10,163               10,707



                                Class C Shares

                                    [GRAPH]


                Class C Shares    Class C Shares     Lehman Aggregate
              (No Sales Charge)  (W/Sales Charge)         Index
              -----------------  ----------------    ---------------
8/15/97            10,000            10,000               10,000
10/31/97           10,274            10,174               10,295


                                              -------------------
                                      AVERAGE ANNUAL TOTAL RETURN
                                              -------------------
                                      ONE YEAR SINCE INCEPTION(A)
               --------------------------------------------------
           Institutional Shares        9.19%         7.08%
               --------------------------------------------------
           Administration Shares       8.92%         7.45%
               --------------------------------------------------
           Service Shares              8.65%         8.31%
               --------------------------------------------------
           Class A Shares, excluding
            sales charge                 N/A         6.94%(b)
               --------------------------------------------------
           Class A Shares, including
            sales charge                 N/A         2.31%(b)
               --------------------------------------------------
           Class B Shares, excluding
            redemption charge            N/A         6.63%(b)
               --------------------------------------------------
           Class B Shares, including
            redemption charge            N/A         1.63%(b)
               --------------------------------------------------
           Class C Shares, excluding
            redemption charge            N/A         2.74%(b)
               --------------------------------------------------
           Class C Shares, including
            redemption charge            N/A         1.74%(b)
               --------------------------------------------------

(a) The Institutional, Administration, Service Class A, Class B and Class C shares commenced operations January 5, 1994, February 28, 1996, March 13, 1996, May 1, 1997, May 1, 1997 and August 15, 1997, respectively.
(b) An aggregate total return (not annualized) is shown instead of an average annual total return since these shares have not completed a full twelve months of operations.
---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND
October 31, 1997
---------------------------------------  ---------------------------------------

  Principal             Interest                         Maturity
   Amount                 Rate                             Date                            Value
---------------------------------------------------------------------------------------------------
 CORPORATE BONDS--27.3%
 FINANCE BONDS--11.2%
 Advanta National Bank U.S.A.
 $   345,000               6.43%                         04/30/98                       $   345,169
 BankAmerica Corp.
     300,000               7.75                          07/15/02                           317,286
 Capital One Bank
     600,000               6.66                          02/03/00                           604,032
     400,000               6.88                          04/24/00                           406,476
     800,000               6.58                          04/17/01                           802,552
     500,000               6.60                          08/20/01                           501,645
 Capital One Financial Corp.
     355,000               7.25                          12/01/03                           360,236
 Conseco, Inc.
     340,000              10.50                          12/15/04                           410,683
     170,000               8.70                          11/15/26                           183,806
 Continental Bank N.A.
     525,000              11.25                          07/01/01                           542,173
 Countrywide Capital Corp.
     325,000               8.05                          06/15/27                           339,037
 Countrywide Funding Corp.
     125,000               6.08                          07/14/99                           125,358
     250,000               8.43                          11/16/99                           261,593
     250,000               7.75                          08/10/01                           263,278
     700,000               6.38                          10/08/02                           705,957
 Ford Capital Corp.
     300,000               9.50                          07/01/01                           330,795
 General Motors Acceptance Corp.
     275,000               7.63                          03/09/98                           276,653
     200,000               7.13                          05/10/00                           204,470
     375,000               9.63                          12/15/01                           417,956
 Meditrust, Inc.
     390,000               7.82                          09/10/26                           420,467
 MIC Finance Trust(f)
     360,000               8.38                          02/01/27                           382,338
 PXRE Capital Trust I
     165,000               8.85                          02/01/27                           180,205
 Sears Roebuck Acceptance Corp.
     500,000               6.93                          10/03/02                           510,400
 Security Pacific Corp.(a)
     995,000              11.50                          11/15/00                         1,137,812
 Signet Banking Corp.
     240,000               9.63                          06/01/99                           252,698

  Principal             Interest                         Maturity
   Amount                 Rate                             Date                            Value
---------------------------------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
 FINANCE BONDS (CONTINUED)
 Taubman Realty Group
 $   480,000               8.00%                         07/30/01                       $   501,998
 Washington Real Estate Investment Trust
     120,000               7.13                          08/13/03                           123,164
---------------------------------------------------------------------------------------------------
                                                                                        $10,908,237
---------------------------------------------------------------------------------------------------
 INDUSTRIAL BONDS--14.5%
 360 Communications Co.
 $   525,000               7.13%                         03/01/03                       $   531,536
 Comcast Cable Communications
     400,000               8.13                          05/01/04                           432,112
 Continental Airlines, Inc.
     339,989               7.75                          07/02/14                           367,487
     553,994               8.56                          07/02/14                           621,554
 Edison Mission Energy Funding Corp.(f)
     161,128               6.77                          09/15/03                           163,191
 Global Marine, Inc.
     490,000              12.75                          12/15/99                           505,313
 Harrahs Oper, Inc.
     300,000               8.75                          03/15/00                           308,250
 Hertz Corp.
     200,000               6.00                          01/15/03                           197,192
     500,000               7.00                          07/15/03                           513,845
 Liberty Property LP
     340,000               7.10                          08/15/04                           347,579
 Manor Care, Inc.
     350,000               9.50                          11/15/02                           364,000
 Northwest Airlines Corp.
     158,915               8.26                          03/10/06                           170,605
     564,827               8.97                          01/02/15                           615,430
 RJR Nabisco Inc.
     375,000               8.00                          07/15/01                           387,443
     550,000               8.63                          12/01/02                           585,866
 Sci Television, Inc.
     700,000              11.00                          06/30/05                           740,250
 TCI Communications, Inc.
     560,000               8.00                          08/01/05                           593,034
     275,000               6.82                          09/15/10                           276,306
     290,000               8.75                          08/01/15                           319,017

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Principal             Interest                         Maturity
   Amount                 Rate                             Date                            Value
---------------------------------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
 INDUSTRIAL BONDS (CONTINUED)
 Tele-Communications, Inc.
 $   100,000               7.13%                         02/02/98                       $   100,176
     300,000               8.25                          01/15/03                           318,423
 Time Warner, Inc.
   1,650,000               7.95                          02/01/00                         1,704,830
   1,350,000               9.63                          05/01/02                         1,509,773
     400,000               7.98                          08/15/04                           424,560
 U.S. Airways Inc.
     546,412               6.76                          04/15/08                           556,099
 USI American Holdings
     150,000               7.25                          12/01/06                           154,859
 Viacom, Inc.
     500,000               6.75                          01/15/03                           489,500
 Worldcom, Inc.
     300,000               9.38                          01/15/04                           319,518
     450,000               8.88                          01/15/06                           490,820
---------------------------------------------------------------------------------------------------
                                                                                        $14,108,568
---------------------------------------------------------------------------------------------------
 UTILITY BONDS--1.6%
 California Energy, Inc.
 $   735,000              10.25%                         01/15/04                       $   805,237
 Central Maine Power Co.
     330,000               7.45                          08/30/99                           333,752
 Salton Sea Funding
     472,907               7.02                          05/30/00                           476,705
---------------------------------------------------------------------------------------------------
                                                                                        $ 1,615,694
---------------------------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (COST $26,055,654)                                               $26,632,499
---------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--13.7%
 AFC Series 1997-1, Class A
 $   958,488               5.88%                         07/25/27                       $   955,190
 Airplanes Pass Through Trust Series 1, Class C
     155,000               8.15                          03/15/19                           164,081
 Chevy Chase Auto Receivables Trust Series 1995-2, Class A
     129,808               5.80                          06/15/02                           129,604
 Discover Card Master Trust 1996-4, Class A(a)
   1,910,000               6.00                          10/16/13                         1,932,080
 Discover Card Master Trust 1996-4, Class B
   1,100,000               6.18                          10/16/13                         1,103,091

 Principal             Interest                         Maturity
   Amount                Rate                             Date                            Value
--------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES (CONTINUED)
 DVI Equipment Lease Trust Series 1996-1, Class A(f)
 $  882,127               6.55%                         07/10/04                       $   889,025
 EQCC Home Equity Loan Trust Series 1997-3, Class A
  1,829,645               5.80                          11/15/28                         1,829,645
 General Motors Acceptance Corp. Series 1995, Class A
     45,590               7.15                          03/15/00                            45,860
 General Motors Acceptance Corp. Series 1997-C1, Class A3
  1,000,000               6.87                          08/15/07                         1,042,460
 H + T Master Trust(f)
    550,000               8.06                          08/15/02                           549,483
 MBNA Credit Card Master Trust
  1,750,000               5.88                          04/15/09                         1,745,065
 Olympic Automobile Receivables Trust, Series 1994-B, Class A2
    182,886               6.85                          06/15/01                           185,774
 Premier Auto Trust Series 1995-1, Class A5
     15,449               7.90                          05/04/99                            15,473
 Sears Credit Account Master Trust, Series 1996-1, Class A
    680,000               6.20                          02/16/06                           679,572
 Sears Credit Account Master Trust, Series 1995-2, Class A
    550,000               8.10                          06/15/04                           569,074
 Sears Credit Card Master Trust, Series 1995-3, Class A
    300,000               7.00                          10/15/04                           305,718
 Standard Credit Card Master Trust, Series 1994-4, Class A
    680,000               8.25                          11/07/03                           726,961
 World Financial Tower B Series 1996, Class B
    495,732               6.91                          09/01/13                           513,995
--------------------------------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (COST $13,331,331)                                      $13,382,151
--------------------------------------------------------------------------------------------------
 EMERGING MARKET DEBT--4.8%
 Bancoldex
 $  490,000               8.63%                         06/02/00                       $   507,929
 Bridas Corp.
    110,000              12.50                          11/15/99                           117,700
    120,000              12.50                          06/10/03                           147,590
 Corp. Andina de Fomento
    500,000               6.63                          10/14/98                           502,240
 Empresa Columbiana de Petroleos
  1,040,000               7.25                          07/08/98                         1,045,647
 Financiera Energy Nacional(f)
    400,000               9.38                          06/15/06                           436,440

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND (continued)
October 31, 1997
---------------------------------------  ---------------------------------------

 Principal            Interest                         Maturity
   Amount               Rate                             Date                            Value
-------------------------------------------------------------------------------------------------
 EMERGING MARKET DEBT (CONTINUED)
 Instituto de Fomento Industrial
 $   90,000              8.38%                       07/29/01                         $    93,803
 Perez Companc
    510,000              9.00                        01/30/04                             543,941
 Republic of Colombia
     30,000              7.12                        05/11/98                              30,117
 Republic of Croatia(f)
    310,000              7.00                        02/27/02                             308,081
 Sampoerna International Finance Co.(f)
    200,000              8.38                        06/15/06                             188,146
 YPF Sociedad Anonima
    585,602              7.50                        10/26/02                             598,778
    109,536              7.00                        10/26/02                             111,785
-------------------------------------------------------------------------------------------------
 TOTAL EMERGING MARKET DEBT
  (COST $4,600,060)                                                                   $ 4,632,197
-------------------------------------------------------------------------------------------------
 GOVERNMENT BONDS--0.6%
 Province of Quebec
 $  520,000             13.25%                       09/15/14                         $   605,956
-------------------------------------------------------------------------------------------------
 TOTAL GOVERNMENT BONDS
  (COST $651,597)                                                                     $   605,956
-------------------------------------------------------------------------------------------------
 MORTGAGE BACKED OBLIGATIONS--35.7%
 Asset Securitization Corp. Series 4, Class A
 $  900,000              7.49%                       04/14/27                         $   969,398
 Collateralized Mortgage Obligation Trust Series 63, Class Z
    943,625              9.00                        10/20/20                           1,027,957
 Federal Home Loan Mortgage Corp. (FHLMC)
  1,000,000              6.35                        03/25/18                           1,004,680
  1,000,000              7.00                        TBA-15 Yr(b)                       1,014,060
  1,000,000              6.50                        TBA-15 Yr(b)                         999,680
  2,500,000              7.50                        TBA-30 Yr(b)                       2,556,250
 Federal Home Loan Mortgage Corp. Series 21, Class Z
    496,200              5.40                        05/25/16                             485,964
 Federal National Mortgage Association (FNMA)
  1,997,933              6.50                        11/01/26                           1,967,345
  2,000,000              6.50                        TBA-7 Yr(b)                        2,004,360
  1,000,000              7.50                        TBA-15 Yr(b)                       1,025,620
  6,000,000              7.00                        TBA-30-Yr(b)                       6,018,720
 First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1,
  Class A2
    600,000              7.30                        12/18/06                             633,703

 Principal              Interest                     Maturity
   Amount                 Rate                         Date                            Value
-----------------------------------------------------------------------------------------------
 MORTGAGE BACKED OBLIGATIONS (CONTINUED)
 FNMA Remic Trust Series 1997-70, Class AB
 $1,250,000               6.50%                      09/25/22                       $ 1,244,125
 FNMA Remic Trust Series 31, Class PJ
    750,000               6.55                       10/25/20                           758,670
 GE Capital Mortgage Services, Inc. Series 1994-17, Class A10(a)
  2,000,000               7.00                       05/25/24                         1,926,860
 Government National Mortgage Association (GNMA)
    309,342               8.00                       02/15/17                           325,174
     27,346               7.00                       11/15/22                            27,590
    350,954               7.00                       12/15/22                           354,134
    592,628               7.00                       12/15/22                           597,997
    172,753               7.00                       01/15/23                           174,209
    747,912               7.50                       03/15/23                           767,072
    737,159               7.00                       05/15/23                           743,373
    113,223               7.50                       08/15/23                           116,124
     36,858               7.00                       11/15/23                            37,168
  2,000,000               7.00                       TBA-30 Yr(b)                     2,011,240
  3,000,000               7.50                       TBA-30 Yr(b)                     3,067,500
 JP Morgan Commercial Mortgage Finance Corp., Series 1997-C4
  1,000,000               7.32                       12/26/28                         1,045,625
 Morgan Stanley Capital Commercial Mortgage, Inc. Series 1997-C1
    900,000               7.46                       05/15/06                           943,313
 Prudential Home Mortgage Securities Corp. 1992-39 A8
  1,000,000               7.23                       12/25/07                           933,310
-----------------------------------------------------------------------------------------------
 TOTAL MORTGAGE BACKED OBLIGATIONS
  (COST $34,183,128)                                                                $34,781,221
-----------------------------------------------------------------------------------------------
 SOVEREIGN CREDIT--0.4%
 State of Israel
 $  370,000               6.38%                      12/15/05                       $   363,177
-----------------------------------------------------------------------------------------------
 TOTAL SOVEREIGN CREDIT
  (COST $347,343)                                                                   $   363,177
-----------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--15.5%
 United States Treasury Bonds
 $1,800,000               7.50%                      11/15/16                       $ 2,059,596
  1,600,000               8.75                       05/15/20                         2,086,000
  1,400,000               7.88                       02/15/21                         1,680,224
  1,740,000(a)            7.63                       02/15/25                         2,060,264
 United States Treasury Interest-Only Stripped Securities(c)
  2,250,000               6.14                       08/15/09                         1,103,985
    350,000               6.20                       11/15/10                           158,235

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Principal               Interest                     Maturity
    Amount                  Rate                         Date                        Value
----------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS (CONTINUED)
 United States Treasury Notes
 $  1,750,000               6.88%                      08/31/99                   $  1,786,645
    1,530,000(a)            5.63                       11/30/00                      1,525,456
 United States Treasury Principal-Only Stripped Securities(d)
       40,000               4.59                       11/15/97                         39,928
    1,900,000               5.86                       11/15/04                      1,260,137
    5,730,000               6.35                       05/15/20                      1,396,344
----------------------------------------------------------------------------------------------
 TOTAL U.S. TREASURY OBLIGATIONS
  (COST $14,136,252)                                                              $ 15,156,814
----------------------------------------------------------------------------------------------
 YANKEE BONDS--0.3%
 Korea Electric Power
 $    260,512               7.40%                      04/01/16                   $    280,113
----------------------------------------------------------------------------------------------
 TOTAL YANKEE BONDS
  (COST $251,907)                                                                 $    280,113
----------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT--23.6%
 Joint Repurchase Agreement Account(a)
 $ 23,000,000               5.76%                      11/03/97                   $ 23,000,000
----------------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT (COST $23,000,000)                                    $ 23,000,000
----------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS (COST $116,557,272(E))                                         $118,834,128
----------------------------------------------------------------------------------------------

Futures contracts open at October 31, 1997 are as follows:

                             Number of
                             Contracts  Settlement   Unrealized
           Type               Long(g)      Month        Gain
---------------------------  --------- ------------- ----------
Euro Dollars                      8    March 1998     $ 7,100
Euro Dollars                      5    June 1998        7,687
Euro Dollars                     13    December 1997   10,838
U.S. 20 Year Long Term Bond      12    December 1997   67,243
                                                      -------
                                                      $92,878
---------------------------------------------------------------

FEDERAL INCOME TAX
INFORMATION:
Gross unrealized
 gain for
 investments in
 which value
 exceeds cost     $2,430,736
Gross unrealized
 loss for
 investments in
 which cost
 exceeds value      (154,123)
-----------------------------
Net unrealized
 gain             $2,276,613
-----------------------------

(a) Portions of these securities are being segregated for open TBA purchases, mortgage dollar rolls and futures.
(b) TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally + / -2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the coupon rate due to the amortization of related premiums.
(d) The interest rate disclosed for these securities represents effective yields to maturity.
(e) The aggregate cost for federal income tax purposes is $116,557,515.
(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $2,916,704, as of October 31, 1997.
(g) Each Euro Dollar contract represents $1,000,000 in notional par value. Each U.S. 20 Year Long Term Bond contract represents $100,000 in notional par value. The total notional amount and market value at risk are $27,200,000 and $7,547,450, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------- ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust-Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1997
--------------------------------------------------------------------------------

                           ADJUSTABLE      SHORT         SHORT
                              RATE        DURATION     DURATION     CORE FIXED
                           GOVERNMENT    GOVERNMENT    TAX-FREE       INCOME
                              FUND          FUND         FUND          FUND
                          -----------------------------------------------------
ASSETS:
Investments in
 securities, at value
 (cost $499,416,127,
 $119,444,006,
 $35,077,329 and
 $116,557,272)            $502,491,257  $120,630,286  $35,457,368  $118,834,128
Cash, at value               1,002,701        48,600      100,138       101,219
Receivables:
 Investment securities
  sold                         481,728            --           --    11,510,991
 Interest                    6,932,682     1,239,579      492,577     1,200,720
 Forward foreign
  currency exchange
  contracts                         --            --           --        28,856
 Fund shares sold            1,193,824       291,539       63,759     2,590,249
 Variation margin                   --            --           --         3,750
 Foreign tax withheld               --            --           --        11,701
Deferred organization
 expenses, net                      --            --           --        28,857
Other assets                   144,366       168,332      106,594       106,187
--------------------------------------------------------------------------------
 Total assets              512,246,558   122,378,336   36,220,436   134,416,658
--------------------------------------------------------------------------------
LIABILITIES:
Payables:
 Dividends                   1,140,745       122,452       20,503        81,756
 Investment securities
  purchased                         --            --    1,029,971    32,185,322
 Fund shares repurchased       753,042     3,572,776        3,580     4,539,342
 Management fees               175,884        38,181       10,743        34,029
 Authorized dealer
  service fees                  28,171         3,946        1,807         4,380
 Transfer agent fees            38,225        35,000       25,000        29,000
 Variation margin               23,556        16,631           --            --
Accrued expenses and
 other liabilities              44,038        35,415       48,967        39,948
--------------------------------------------------------------------------------
 Total liabilities           2,203,661     3,824,401    1,140,571    36,913,777
--------------------------------------------------------------------------------
NET ASSETS:
Paid in capital            559,794,391   131,211,275   38,514,053    94,565,068
Accumulated
 undistributed
 (distributions in
 excess of) net
 investment income          (3,387,447)      693,874      110,881        91,922
Accumulated net realized
 gain (loss) on
 investment transactions   (49,005,224)  (14,496,297)  (3,925,108)      496,568
Accumulated net realized
 foreign currency loss              --            --           --       (20,743)
Net unrealized gain on
 investments and futures     2,641,177     1,145,083      380,039     2,370,066
--------------------------------------------------------------------------------
 Net assets               $510,042,897  $118,553,935  $35,079,865  $ 97,502,881
--------------------------------------------------------------------------------
NET ASSET VALUE,
 OFFERING AND REDEMPTION
 PRICE PER SHARE:(A)
Institutional                    $9.88         $9.86       $10.07        $10.08
Administration                   $9.88         $9.89       $10.07        $10.07
Service                          $9.88         $9.86       $10.07        $10.09
Class A                          $9.88         $9.88       $10.08        $10.06
Class B                             --         $9.86       $10.08        $10.09
Class C                             --         $9.86       $10.07        $10.09
--------------------------------------------------------------------------------
SHARES OUTSTANDING:
Institutional               46,911,214    10,515,184    2,860,956     7,858,088
Administration                 282,644       107,210        7,675       612,842
Service                         35,020       338,434      203,593       185,166
Class A                      4,390,774       960,218      398,986       927,888
Class B                             --        75,741       10,529        61,503
Class C                             --        19,318          160        27,004
--------------------------------------------------------------------------------
Total shares
 outstanding, $.001 par
 value (unlimited number
 of shares authorized)      51,619,652    12,016,105    3,481,899     9,672,491
--------------------------------------------------------------------------------

(a) Maximum public offering price per share for Class A shares is $10.03
    (NAV x 1.0152), $10.08 (NAV x 1.0205), $10.29 (NAV x 1.0205) and $10.53
    (NAV x 1.0467) for Adjustable Rate Government Fund, Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 1997
--------------------------------------------------------------------------------

                                ADJUSTABLE     SHORT       SHORT
                                   RATE       DURATION    DURATION   CORE FIXED
                                GOVERNMENT   GOVERNMENT   TAX-FREE     INCOME
                                   FUND         FUND        FUND        FUND
                                -----------------------------------------------
INVESTMENT INCOME:
Interest(a)                     $37,092,868  $7,267,514  $1,667,490  $5,835,747
--------------------------------------------------------------------------------
  TOTAL INCOME                   37,092,868   7,267,514   1,667,490   5,835,747
--------------------------------------------------------------------------------
EXPENSES:
Management fees                   2,293,118     528,290     144,157     334,580
Distribution fees                    81,928       5,496       2,562       5,597
Authorized dealer service fees       81,928       4,313       2,430       4,832
Administration fees                   9,699       3,203         222      14,647
Service share fees                      292      12,087       6,435       6,207
Custodian fees                      142,225      78,176      61,325      99,826
Transfer agent fees                 272,449      77,989      61,185      85,882
Professional fees                    61,689      61,175      60,977      59,491
Registration fees                    63,360      60,298      59,192      59,746
Amortization of deferred
 organization expenses                   --          --      20,748      24,495
Trustee fees                         11,603       2,008         669       1,562
Other                               141,714      59,471      37,171      27,023
--------------------------------------------------------------------------------
  TOTAL EXPENSES                  3,160,005     892,506     457,073     723,888
  LESS--EXPENSES REIMBURSABLE
   AND FEES WAIVED BY GOLDMAN
   SACHS                           (273,667)   (395,037)   (284,692)   (315,780)
--------------------------------------------------------------------------------
  NET EXPENSES                    2,886,338     497,469     172,381     408,108
--------------------------------------------------------------------------------
  NET INVESTMENT INCOME          34,206,530   6,770,045   1,495,109   5,427,639
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS,
 FUTURES AND FOREIGN CURRENCY
 TRANSACTIONS:
Net realized gain (loss) from:
 Investment transactions            992,797     425,241     188,340     757,880
 Futures transactions              (915,851)   (379,727)     26,421     (25,706)
Net change in unrealized gain
 (loss) on:
 Investments                      3,836,966     559,084     177,615   1,445,461
 Futures                           (577,907)    (74,078)         --      (5,006)
--------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENT, FUTURES
   AND FOREIGN CURRENCY
   TRANSACTIONS                   3,336,005     530,520     392,376   2,172,629
--------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS    $37,542,535  $7,300,565  $1,887,485  $7,600,268
--------------------------------------------------------------------------------

(a)Net of $3,396 in foreign withholding tax for the Core Fixed Income Fund.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 1997
--------------------------------------------------------------------------------

                           ADJUSTABLE       SHORT         SHORT
                              RATE         DURATION      DURATION
                           GOVERNMENT     GOVERNMENT     TAX-FREE     CORE FIXED
                              FUND           FUND          FUND      INCOME FUND
                          -------------------------------------------------------
FROM OPERATIONS:
Net investment income     $  34,206,530  $  6,770,045  $  1,495,109  $  5,427,639
Net realized gain from
 investment and futures
 transactions                    76,946        45,514       214,761       732,174
Net change in unrealized
 gain (loss) on
 investments and futures      3,259,059       485,006       177,615     1,440,455
----------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations                37,542,535     7,300,565     1,887,485     7,600,268
----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income
 Institutional Shares       (32,067,893)   (6,559,922)   (1,407,585)   (4,853,239)
 Administration Shares         (222,274)      (79,521)       (3,501)     (365,897)
 Service Shares                  (3,287)     (145,168)      (47,115)      (74,035)
 Class A                     (1,858,740)      (85,889)      (36,026)     (107,876)
 Class B                             --       (12,146)         (864)       (7,255)
 Class C                             --          (632)          (18)         (778)
----------------------------------------------------------------------------------
  Total distributions to
   shareholders             (34,152,194)   (6,883,278)   (1,495,109)   (5,409,080)
----------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales
 of shares                  398,400,844    61,888,188    28,091,361    38,830,106
Reinvestment of
 dividends and
 distributions               20,070,536     4,611,022     1,232,957     4,813,853
Cost of shares
 repurchased               (539,487,702)  (50,380,123)  (30,193,481)  (21,476,685)
----------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting from
   share transactions      (121,016,322)   16,119,087      (869,163)   22,167,274
----------------------------------------------------------------------------------
  Total increase
   (decrease)              (117,625,981)   16,536,374      (476,787)   24,358,462
NET ASSETS:
Beginning of year         $ 627,668,878  $102,017,561  $ 35,556,652  $ 73,144,419
----------------------------------------------------------------------------------
End of year               $ 510,042,897  $118,553,935  $ 35,079,865  $ 97,502,881
----------------------------------------------------------------------------------
Accumulated
 undistributed
 (distributions in
 excess of) net
 investment income        $  (3,387,447) $    693,874  $    110,811  $     91,922
----------------------------------------------------------------------------------
SUMMARY OF SHARE
 TRANSACTIONS:
Shares sold                  40,410,416     6,299,174     2,811,858     3,921,467
Reinvestment of
 dividends and
 distributions                2,035,282       470,422       123,190       488,221
Shares repurchased          (54,710,526)   (5,133,401)   (3,022,098)   (2,159,541)
----------------------------------------------------------------------------------
Net increase (decrease)
 in shares outstanding      (12,264,828)    1,636,195       (87,050)    2,250,147
----------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 1996
--------------------------------------------------------------------------------

                           ADJUSTABLE      SHORT         SHORT
                              RATE        DURATION     DURATION
                           GOVERNMENT    GOVERNMENT    TAX-FREE    CORE FIXED
                              FUND          FUND         FUND      INCOME FUND
                          ----------------------------------------------------
FROM OPERATIONS:
Net investment income     $ 37,031,818  $  6,604,446  $ 1,786,304  $ 4,013,477
Net realized gain (loss)
 from investment and
 futures transactions       (2,502,624)     (567,819)     331,638     (253,420)
Net change in unrealized
 gain (loss) on
 investments and futures     7,711,106       619,618     (396,071)     (75,350)
-------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations               42,240,300     6,656,245    1,721,871    3,684,707
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income
 Institutional shares      (36,233,589)   (6,561,519)  (1,766,892)  (4,019,797)
 Administration shares        (220,450)       (2,548)      (2,032)     (19,144)
 Service shares                     --       (14,792)     (17,380)      (5,349)
 Class A shares               (577,779)           --           --           --
In excess of net
 investment income
 Institutional shares       (1,304,006)           --           --           --
 Administration shares          (7,930)           --           --           --
 Class A shares                (20,794)           --           --           --
Net realized gain (loss)
 on investment, and
 future transactions
 Institutional shares               --            --           --     (450,016)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders            (38,364,548)   (6,578,859)  (1,786,304)  (4,494,306)
-------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales
 of shares                 406,586,374    42,019,441   22,248,684   21,976,567
Reinvestment of
 dividends and
 distributions              18,181,648     4,153,816    1,401,492    4,315,748
Cost of shares
 repurchased              (477,107,914)  (47,993,112) (46,918,400)  (7,840,575)
-------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting from
   share transactions      (52,339,892)   (1,819,855) (23,268,224)  18,451,740
-------------------------------------------------------------------------------
  Total increase
   (decrease)              (48,464,140)   (1,742,469) (23,332,657)  17,642,141
NET ASSETS:
Beginning of year         $676,133,018  $103,760,030  $58,889,309  $55,502,278
-------------------------------------------------------------------------------
End of year               $627,668,878  $102,017,561  $35,556,652  $73,144,419
-------------------------------------------------------------------------------
Accumulated
 undistributed
 (distributions in
 excess of) net
 investment income        $ (3,441,783) $    770,624  $    90,133  $    33,551
-------------------------------------------------------------------------------
SUMMARY OF SHARE
 TRANSACTIONS:
Shares sold                 41,534,978     4,293,467    2,233,482    2,244,430
Reinvestment of
 dividends and
 distributions               1,856,783       424,274      140,950      439,299
Shares repurchased         (48,741,470)   (4,905,357)  (4,727,959)    (811,075)
-------------------------------------------------------------------------------
Net increase (decrease)
 in shares outstanding      (5,349,709)     (187,616)  (2,353,527)   1,872,654
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
1. ORGANIZATION
Goldman Sachs Trust (the "Trust") is registered under the Investment Company
Act of 1940, as amended, as an open-end management investment company. Included in this report are the financial statements for the Goldman Sachs Adjustable Rate Government Fund (Adjustable Rate Government), Goldman Sachs Short Duration Government Fund (Short Duration Government), Goldman Sachs Short Duration Tax-Free Fund (Short Duration Tax-Free) and Goldman Sachs Core Fixed Income Fund (Core Fixed Income), collectively, "the Funds" or individually a "Fund". Short Duration Government, Short Duration Tax-Free and Core Fixed Income are diversified portfolios of the Trust offering six classes of shares-- Institutional shares, Administration shares, Service shares, Class A shares, Class B shares and Class C shares. The Adjustable Rate Government Fund is a diversified portfolio of the Trust offering four classes of shares-- Institutional, Administration, Service and Class A shares. Effective May 1, 1997, the Trust was reorganized from a Massachusetts business trust to a Delaware business trust and various operational changes were approved, including updating certain investment restrictions and amending the management contracts of certain of the funds.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation
Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

B. Security Transactions and Investment Income
Security transactions are recorded on trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the basis of interest accrued. Premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized, on an effective yield basis, over the expected lives of the respective securities, taking into account actual principal prepayment experience and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market premiums resulting from the purchase of long-term debt securities are amortized to interest income over the life of the security with a corresponding decrease in the cost basis of that security for Short Duration Tax-Free. Market discounts and market premiums on debt securities, other than mortgage backed securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security for Core Fixed Income.

C. Foreign Currency Translations
Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis:

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
(i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
  Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received.

D. Forward Foreign Currency Exchange Contracts
Core Fixed Income may enter into forward foreign exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

E. Mortgage Dollar Rolls
The Funds, with the exception of Short Duration Tax-Free, may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account, until the settlement date, cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

F. Futures Contracts
The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Core Fixed Income) or to seek to increase total return.
  Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Payments for futures contracts ("variation margin") are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss equal to the difference between the value of the futures contract to sell and the value of futures contract to buy. Gains and losses are reported in the Statement of Operations.
  The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
the effectiveness of the Funds' hedging strategies and potentially result in a loss.

G. Deferred Organization Expenses
Organization-related costs are being amortized on a straight-line basis over a period of five years.

H. Expenses
Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are generally allocated to the portfolios based on each portfolio's relative average net assets for the period.
  Shareholders of Administration shares and Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares as well as other expenses (subject to expense limitations) which are directly attributable to such shares. Shareholders of Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares.

I. Federal Taxes
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.
  The characterization of distributions to shareholders for financial statement purposes as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depends on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.
  The Funds, at their most recent tax year-ends (October 31, 1997 for Core Fixed Income and December 31, 1996 for Adjustable Rate Government, Short Duration Government and Short Duration Tax-Free) had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

                                         YEARS OF
FUND                          AMOUNT    EXPIRATION
--------------------------  ----------- ----------
Adjustable Rate Government  $49,069,000 2000-2004
Short Duration Government   $14,144,000 2002-2004
Short Duration Tax-Free     $ 4,058,000 2002-2003

  These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

3. AGREEMENTS
  Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the investment adviser for Adjustable Rate Government and Short Duration Government pursuant to the Agreements. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman Sachs, serves as the investment adviser for Short Duration Tax-Free and Core Fixed Income pursuant to the Agreements. Under the Agreements, the adviser, subject to the general supervision of the Trust's Board of Trustees, manages the Funds' portfolios and provides for the administration of the Funds' other affairs. As compensation for the services rendered under the Agreements and the assumption of the expenses related thereto, the adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to .40% of average daily net assets of Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income and .50% of average daily net assets of Short Duration Government. Until further notice, GSFM has voluntarily agreed not to impose
 .10% of its fee for Short Duration Government.
  The adviser has voluntarily agreed to limit certain of the Funds' expenses, with the exception of the Adjustable Rate Government Fund, (excluding management fees, taxes, interest, brokerage, litigation, Administrative and Service Share fees, indemnification and other

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
extraordinary expenses and with respect to Class A, Class B and Class C shares, distribution and authorized dealer service fees) to the extent that such expenses exceed .05%, per annum of each Fund's average daily net assets.
  Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement and receives no compensation in this capacity with the exception of Class A, Class B and Class C shares. During the year ended October 31, 1997, Goldman Sachs retained approximately $156,000, $63,000, $6,000 and $14,000 of sales load related to Class A shares of Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income, respectively. Goldman Sachs also serves as Transfer Agent of the Funds for a fee.
  The Trust, on behalf of the Funds, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 for the Class A, Class B and Class C shares. Class B and Class C shares are not applicable for the Adjustable Rate
Government Fund. Under the Plan, Goldman Sachs is entitled to receive a quarterly distribution fee equal, on an annual basis, to .25% of the average daily net assets of Class A shares and .75% of the average daily net assets of the Class B and Class C shares. Currently, Goldman Sachs has agreed to voluntarily waive the distribution fee relating to the Class A shares and .15% relating to the Class B shares of Short Duration Government and Short Duration Tax-Free.
  The Trust has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. The Funds pay a fee under the Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Class B and Class C shares are not applicable for the Adjustable Rate
Government Fund.
  For the year ended October 31, 1997, the advisers and distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):


                              Waivers
                             ---------
                                                 Reimburse-
                              Class A Reimburse-    ment
        Fund       Management  12b-1     ment    Outstanding
------------------------------------------------------------
  Adjustable Rate
   Government          --       $82      $192        --
  Short Duration
   Government         $106        4       285         99
  Short Duration
   Tax-Free            --         3       282         85
  Core Fixed
   Income              --         5       311         94


  For the year ended October 31, 1997, Adjustable Rate Government, Short Duration Government, and Core Fixed Income incurred commission expenses of approximately $61,000, $19,000, and $3,000, respectively, in connection with futures contracts entered into with Goldman Sachs. At October 31, 1997, Adjustable Rate Government and Short Duration Government had approximately $24,000 and $17,000, respectively, payable to Goldman Sachs related to variation margin on futures contracts. Approximately $12,000 relating to variation margin was due to Core Fixed Income from Goldman Sachs.

4. LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the federal funds rate. During the year ended October 31, 1997, the Funds did not have any borrowings under this facility.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

5. INVESTMENT TRANSACTIONS
Purchases and proceeds of sales or maturities of long-term securities for the year ended October 31, 1997, were as follows:

-------------------------------------------------------------------------------
                               ADJUSTABLE     SHORT       SHORT
                                  RATE       DURATION    DURATION   CORE FIXED
                               GOVERNMENT   GOVERNMENT   TAX-FREE     INCOME
-------------------------------------------------------------------------------
Purchases of U.S. Government
 and agency obligations       $258,673,340 $119,545,404 $      --  $266,525,624
-------------------------------------------------------------------------------
Purchases (excluding
 U.S. Government and agency
 obligations)                          --           --  69,946,385   48,122,767
-------------------------------------------------------------------------------
Sales or maturities of
 U.S. Government and agency
 obligations                   372,612,281  105,651,126        --   261,448,104
-------------------------------------------------------------------------------
Sales or maturities
 (excluding U.S. Government
 and agency obligations)               --           --  69,512,138   30,638,111
-------------------------------------------------------------------------------

  At October 31, 1997, Core Fixed Income had recorded a receivable for forward foreign currency exchange contracts which were closed but not settled of $28,856.

6. ADMINISTRATION AND SERVICE PLANS
The Funds have adopted Administration and Service Plans. These plans allow for Administration shares and Service shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

7. REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

8. JOINT REPURCHASE AGREEMENT ACCOUNT
The Funds, together with other registered investment companies having advisory agreements with GSFM and GSAM or their affiliates, transfer uninvested cash balances into a joint account, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations and mortgage-related securities issued by the U.S. Government, its agencies or instrumentalities. As of October 31, 1997, Adjustable Rate Government, Short Duration Government and Core Fixed Income had undivided interests in the repurchase agreements in the following joint account which equaled $6,500,000, $4,700,000 and $23,000,000 respectively, in principal amount.
  As of October 31, 1997, the repurchase agreement in the joint account along with the corresponding underlying securities (including the type of security, interest rate and maturity data) were as follows:

---------------------------------------------------------------------------------------------------
 PRINCIPAL               INTEREST                       MATURITY                        AMORTIZED
   AMOUNT                  RATE                           DATE                             COST
---------------------------------------------------------------------------------------------------
Bear Stearns & Co., dated October 31, 1997, repurchase price $300,144,250
 (total collateral value $309,849,518 consisting of FHLMC: 6.50%, 12/01/23;
 FNMA: 6.00%, 6/01/11; GNMA: 7.00%-8.00%, 2/15/25-10/15/27)
$300,000,000              5.77%                         11/30/97                       $300,000,000
Lehman Brothers, Inc., dated October 31, 1997, repurchase price $241,215,728
 (total collateral value $245,922,019 consisting of FHLMC: 6.50%-10.25%,
 3/01/01-10/01/27; FNMA: 6.00%-11.25%, 11/01/01-10/01/27)
$241,100,000              5.76%                         11/03/97                       $241,100,000
Nomura Securities International, Inc., dated October 31, 1997, repurchase price $200,096,167 (total collateral value $204,000,900 consisting of
 FHLMC: 6.02%-7.53%, 9/25/00-8/21/07; FNMA: 6.11%-7.73%, 6/22/99-2/07/07;
 U.S. Treasury Note: 5.75%-9.00%, 5/15/98-2/15/07; U.S. Treasury Principal
 Only Stripped Security: 5/15/00)
$200,000,000              5.77%                         11/03/97                       $200,000,000
Nomura Securities International, Inc., dated October 31, 1997, repurchase price $100,047,500 (total collateral value $102,000,449 consisting of
 FHLMC: 6.02%-7.53%, 9/25/00-8/21/07; FNMA: 6.11%-7.73%, 6/22/99-2/07/07;
 U.S. Treasury Note: 5.75%-9.00%, 5/15/98-2/15/07; U.S. Treasury Principal
 Only Stripped Security: 5/15/00)
$100,000,000              5.70%                         11/03/97                       $100,000,000
---------------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                               $841,100,000
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

9. CERTAIN RECLASSIFICATIONS
In accordance with Statement of Position 93-2, Short Duration Government, Short Duration Tax-Free, and Core Fixed Income have reclassified $36,483, $20,748, and $24,095, respectively, from paid-in capital to accumulated undistributed net investment income. Additionally, Core Fixed Income has reclassified $15,717 from accumulated net realized gain to accumulated undistributed net investment income. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Fund's capital accounts on a tax basis.

10. OTHER MATTERS
As of October 31, 1997, the Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 33% of the outstanding shares of the Short Duration Government Fund.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
11. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended October 31, 1997 is as follows:

                 Adjustable Rate Government    Short Duration Government   Short Duration Tax-Free      Core Fixed Income
------------------------------------------------------------------------------------------------------------------------------
                    Shares        Dollars        Shares        Dollars       Shares      Dollars       Shares      Dollars
                  -----------------------------------------------------------------------------------------------------
INSTITUTIONAL
 SHARES
Shares sold        32,562,840  $  321,007,102    4,524,108  $  44,408,312   1,897,550  $ 18,922,030   1,146,499  $ 11,325,306
Reinvestment of
 dividends and
 distributions      1,830,181      18,045,430      440,142      4,313,493     115,179     1,152,524     450,657     4,441,709
Shares
 repurchased      (49,889,214)   (491,883,845)  (4,617,947)   (45,299,315) (2,646,181)  (26,425,414) (1,051,390)  (10,391,058)
                  -----------------------------------------------------------------------------------------------------
                  (15,496,193)   (152,831,313)     346,303      3,422,490    (633,452)   (6,350,860)    545,766     5,375,957
                  -----------------------------------------------------------------------------------------------------
ADMINISTRATION
 SHARES
Shares sold           209,261       2,063,528      325,429      3,199,356      33,608       336,065   1,366,455    13,474,489
Reinvestment of
 dividends and
 distributions         10,639         104,909        6,605         64,920         281         2,813      19,189       189,462
Shares
 repurchased         (322,994)     (3,190,328)    (250,361)    (2,471,239)    (31,059)     (312,126)   (844,042)   (8,441,000)
                  -----------------------------------------------------------------------------------------------------
                     (103,094)     (1,021,891)      81,673        793,037       2,830        26,752     541,602     5,222,951
                  -----------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold            48,034         474,470      191,963      1,881,964     373,847     3,741,754     204,087     2,016,094
Reinvestment of
 dividends and
 distributions            199           1,965       14,820        145,231       4,184        41,937       7,480        73,981
Shares
 repurchased          (13,213)       (130,485)     (53,841)      (527,404)   (244,134)   (2,443,102)    (65,183)     (648,610)
                  -----------------------------------------------------------------------------------------------------
                       35,020         345,950      152,942      1,499,791     133,897     1,340,589     146,384     1,441,465
                  -----------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold         7,590,281      74,855,744    1,141,319     11,256,436     492,769     4,950,140   1,104,533    11,020,182
Reinvestment of
 dividends and
 distributions        194,263       1,918,232        8,343         82,332       3,459        34,811      10,252       102,270
Shares
 repurchased       (4,485,105)    (44,283,044)    (189,444)    (1,867,761)    (97,242)     (977,758)   (186,897)   (1,876,109)
                  -----------------------------------------------------------------------------------------------------
                    3,299,439      32,490,932      960,218      9,471,007     398,986     4,007,193     927,888     9,246,343
                  -----------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold               --              --        95,322        934,856      11,933       119,768      71,697       712,089
Reinvestment of
 dividends and
 distributions            --              --           449          4,421          86           861         635         6,353
Shares
 repurchased              --              --       (20,030)      (196,887)     (1,490)      (15,000)    (10,829)     (107,884)
                  -----------------------------------------------------------------------------------------------------
                          --              --        75,741        742,390      10,529       105,629      61,503       610,558
                  -----------------------------------------------------------------------------------------------------
CLASS C SHARES
Shares sold               --              --        21,033        207,264       2,151        21,604      28,196       281,946
Reinvestment of
 dividends and
 distributions            --              --            63            625           1            10           8            78
Shares
 repurchased              --              --        (1,778)       (17,517)     (1,992)      (20,080)     (1,200)      (12,024)
                  -----------------------------------------------------------------------------------------------------
                          --              --        19,318        190,372         160         1,534      27,004       270,000
                  -----------------------------------------------------------------------------------------------------
Net increase
 (decrease)       (12,264,828) $ (121,016,322)   1,636,195  $  16,119,087     (87,050) $   (869,163)  2,250,147  $ 22,167,274
                  -----------------------------------------------------------------------------------------------------
                  -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

Share activity for the year ended October 31, 1996 is as follows:

                 Adjustable Rate Government   Short Duration Government    Short Duration Tax-Free     Core Fixed Income
----------------------------------------------------------------------------------------------------------------------------
                    Shares        Dollars        Shares        Dollars       Shares      Dollars      Shares      Dollars
                     ------------------------------------------------------------------------------------------------
INSTITUTIONAL
 SHARES
Shares sold        39,981,299  $ 391,363,204     4,072,082  $  39,855,638   2,085,253  $ 20,777,050  2,094,833  $20,524,422
Reinvestment of
 dividends and
 distributions      1,780,288     17,432,484       422,559      4,137,041     139,126     1,383,351    436,903    4,292,533
Shares
 repurchased      (46,666,343)  (456,776,795)   (4,893,286)   (47,875,174) (4,601,865)  (45,664,878)  (769,104)  (7,431,360)
                 ==========================================================================================================
                   (4,904,756)   (47,981,107)     (398,645)    (3,882,495) (2,377,486)  (23,504,477) 1,762,632   17,385,595
                 ==========================================================================================================
ADMINISTRATION
 SHARES
Shares sold           148,981      1,457,872        33,251        326,101      10,672       105,302    106,074    1,029,912
Reinvestment of
 dividends and
 distributions          9,641         94,420           207          2,032         203         2,017      1,847       17,883
Shares
 repurchased         (138,609)    (1,356,764)       (7,921)       (77,312)    (10,644)     (105,478)   (36,681)    (358,284)
                 ==========================================================================================================
                       20,013        195,528        25,537        250,821         231         1,841     71,240      689,511
                 ==========================================================================================================
SERVICE SHARES
Shares sold               --             --        188,134      1,837,702     137,557     1,366,332     43,525      422,233
Reinvestment of
 dividends and
 distributions            --             --          1,508         14,743       1,621        16,124        549        5,332
Shares
 repurchased              --             --         (4,150)       (40,626)   (115,450)   (1,148,044)    (5,292)     (50,931)
                 ==========================================================================================================
                          --             --        185,492      1,811,819      23,728       234,412     38,782      376,634
                 ==========================================================================================================
CLASS A SHARES
Shares sold         1,404,698     13,765,298           --             --          --            --         --           --
Reinvestment of
 dividends and
 distributions         66,854        654,744           --             --          --            --         --           --
Shares
 repurchased       (1,936,518)   (18,974,355)          --             --          --            --         --           --
                 ==========================================================================================================
                     (464,966)    (4,554,313)          --             --          --            --         --           --
                 ==========================================================================================================
Net increase
 (decrease)        (5,349,709) $ (52,339,892)     (187,616) $  (1,819,855) (2,353,527) $(23,268,224) 1,872,654  $18,451,740
                 ==========================================================================================================

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------

                               Income (loss) from investment operations(n)                            Distributions to shareholders
                           ------------------------------------------------------ -------------------------------------------------
                                         Net realized    Net realized                                                  In excess of
                                        and unrealized  and unrealized   Total                  From net               net realized
                                         gain (loss)     gain (loss)     income              realized gain               gain on
                 Net asset              on investment,    on foreign     (loss)              on investment, In excess  investment,
                 value at     Net         option and       currency       from     From net      option       of net    option and
                 beginning investment      futures         related     investment investment  and futures   investment   futures
                 of period   income      transactions    transactions  operations   income    transactions    income   transactions
      -----------------------------------------------------------------------------------------------------------------------------
                                                                        ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........  $ 9.83    $0.5914(a)     $ 0.0494(a)       --         $0.6408    $(0.5908)      --             --        --
1997-
Administration
Shares..........    9.83     0.5665(a)       0.0497(a)       --          0.6162     (0.5662)      --             --        --
1997-Service
Shares(m).......    9.84     0.3298(a)       0.0400(a)       --          0.3698     (0.3298)      --             --        --
1997-Class A
Shares..........    9.83     0.5662(a)       0.0500(a)       --          0.6162     (0.5662)      --             --        --
1996-
Institutional
Shares..........    9.77     0.5759(a)       0.0772(a)       --          0.6531     (0.5725)      --         (0.0206)      --
1996-
Administration
Shares..........    9.77     0.5489(a)       0.0797(a)       --          0.6286     (0.5489)      --         (0.0198)      --
1996-Class A
Shares..........    9.77     0.5481(a)       0.0806(a)       --          0.6287     (0.5489)      --         (0.0198)      --
1995-
Institutional
Shares..........    9.74     0.5630(a)       0.0717(a)       --          0.6347     (0.5759)      --         (0.0287)      --
1995-
Administration
Shares..........    9.74     0.5366(a)       0.0737(a)       --          0.6103     (0.5528)      --         (0.0275)      --
1995-Class A
Shares(c).......    9.79     0.2721(a)      (0.0090)(a)      --          0.2631     (0.2697)      --         (0.0134)      --
1994-
Institutional
Shares..........   10.00     0.4341(a)      (0.2455)(a)      --          0.1886     (0.4486)      --             --        --
1994-
Administration
Shares..........   10.00     0.4211(a)      (0.2572)(a)      --          0.1639     (0.4239)      --             --        --
1993-
Institutional
Shares..........   10.04     0.4397         (0.0376)(d)      --          0.4021     (0.4397)      --         (0.0024)      --
1993-
Administration
Shares(e).......   10.02     0.2146         (0.0173)(d)      --          0.1973     (0.2146)      --         (0.0027)      --
1992-
Institutional
Shares..........   10.03     0.5599         (0.0029)(d)      --          0.5570     (0.5470)      --             --        --
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
---------------------------------------------------
1991-
Institutional
Shares..........   10.00     0.1531          0.0322(d)       --          0.1853     (0.1553)      --             --        --
---------------------------------------------------------------------------------------------------------------------------------

                       Distribution to
                        Shareholders         Net                                          Ratio of                 Net
                     --------------------  increase                         Ratio of        net                   assets
                     From       Total     (decrease) Net asset                net        investment               at end
                     paid   distributions   in net   value at                expenses     income      Portfolio     of
                      in         to         asset     end of     Total      to average   to average   turnover    period
                    capital shareholders    value     period   return(k)    net assets   net assets    rate(d)   (in 000s)
                    --------------------------------------------------------------------------------------------------------
                                                        ADJUSTABLE RATE GOVERNMENT FUND
                    --------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........      --      $(0.5908)    $ 0.0500   $ 9.88     6.70%       0.49%        5.99%      46.58%      $ 463,511
1997-
Administration
Shares..........      --       (0.5662)      0.0500     9.88     6.43        0.74         5.73       46.58           2,793
1997-Service
Shares(m).......      --       (0.3298)      0.0400     9.88     3.81(f)     1.05(b)      5.64(b)    46.58(f)          346
1997-Class A
Shares..........      --       (0.5662)      0.0500     9.88     6.43        0.74         5.60       46.58          43,393
1996-
Institutional
Shares..........      --       (0.5931)      0.0600     9.83     6.86        0.45         5.85       52.36         613,149
1996-
Administration
Shares..........     --        (0.5687)      0.0600     9.83     6.60        0.70         5.59       52.36           3,792
1996-Class A
Shares..........     --        (0.5687)      0.0600     9.83     6.60        0.70         5.59       52.36          10,728
1995-
Institutional
Shares..........      --       (0.6046)      0.0301     9.77     6.75        0.46         5.77       24.12         657,358
1995-
Administration
Shares..........      --       (0.5803)      0.0300     9.77     6.48        0.71         5.50       24.12           3,572
1995-Class A
Shares(c).......      --       (0.2831)     (0.0200)    9.77     2.74(f)     0.69(b)      5.87(b)    24.12(f)       15,203
1994-
Institutional
Shares..........      --       (0.4486)     (0.2600)    9.74     1.88        0.46         4.38       37.81         942,523
1994-
Administration
Shares..........      --       (0.4239)     (0.2600)    9.74     1.63        0.71         4.27       37.81           6,960
1993-
Institutional
Shares..........      --       (0.4421)     (0.0400)   10.00     4.13        0.45         4.36      103.74       2,760,871
1993-
Administration
Shares(e).......      --       (0.2173)     (0.0200)   10.00     2.01(f)     0.70(b)      3.81(b)   103.74(f)        5,326
1992-
Institutional
Shares..........      --       (0.5470)      0.0100    10.04     6.12        0.42         5.61      286.40       2,145,064
FOR THE PERIOD JULY 17, 1991(g) through OCTOBER 31,
--------------------------------------------------
1991-
Institutional
Shares..........      --       (0.1553)      0.0300    10.03     2.14(f)     0.20(b)      7.31(b)   145.67(f)      239,642
 ---------------------------------------------------------------------------------------------------------------------------


                          Ratios assuming
                       no voluntary waiver
                           of fees or
                       expense limitations
                      -----------------------

                                     Ratio of
                                       net
                       Ratio of     investment
                       expenses       income
                      to average    to average
                      net assets    net assets
                    -------------------------------
                    ADJUSTABLE RATE GOVERNMENT FUND
                    -------------------------------


1997-
Institutional
Shares..........        0.52%        5.96%
1997-
Administration
Shares..........        0.77         5.70
1997-Service
Shares(m).......        1.08(b)      5.61(b)
1997-Class A
Shares..........        1.02         5.32
1996-
Institutional
Shares..........        0.51         5.79
1996-
Administration
Shares..........        0.76         5.53
1996-Class A
Shares..........        1.01         5.28
1995-
Institutional
Shares..........        0.53         5.70
1995-
Administration
Shares..........        0.78         5.43
1995-Class A
Shares(c).......        1.01(b)      5.55(b)
1994-
Institutional
Shares..........        0.49         4.35
1994-
Administration
Shares..........        0.74         4.24
1993-
Institutional
Shares..........        0.48         4.33
1993-
Administration
Shares(e).......        0.73(b)      3.78(b)
1992-
Institutional
Shares..........        0.55         5.48
FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
--------------------------------------------------
1991-
Institutional
Shares..........        1.02(b)      6.49(b)
--------------------------------------------

 The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------



                               Income (loss) from investment operations(n)                           Distributions to shareholders
                           ------------------------------------------------------ --------------------------------------------------
                                         Net realized    Net realized                                                  In excess of
                                        and unrealized  and unrealized   Total                  From net               net realized
                                         gain (loss)     gain (loss)     income              realized gain               gain on
                 Net asset              on investment,    on foreign     (loss)              on investment, In excess  investment,
                 value at     Net         option and       currency       from     From net      option       of net    option and
                 beginning investment      futures         related     investment investment  and futures   investment   futures
                 of period   income      transactions    transactions  operations   income    transactions    income   transactions
-----------------------------------------------------------------------------------------------------------------------------------
                                                            SHORT DURATION GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........  $ 9.83    $0.6412(a)     $ 0.0300(a)       --         $ 0.6712   $(0.6412)        --           --        --
1997-
Administration
Shares..........    9.85     0.6183(a)       0.0400(a)       --           0.6583    (0.6183)        --           --        --
1997-Service
Shares..........    9.82     0.5904(a)       0.0401(a)       --           0.6305    (0.5904)        --           --        --
1997-Class A
Shares(o).......    9.78     0.3121(a)       0.0883(a)       --           0.4004    (0.3004)        --           --        --
1997-Class B
Shares(o).......    9.75     0.2787(a)       0.1011(a)       --           0.3798    (0.2698)        --           --        --
1997-Class C
Shares(p).......    9.83     0.1185(a)       0.0225(a)       --           0.1410    (0.1110)        --           --        --
1996-
Institutional
Shares..........    9.82     0.6290(a)       0.0136(a)       --           0.6426    (0.6326)        --           --        --
1996-
Administration
Shares(h).......    9.86     0.3837(a)       0.0003(a)       --           0.3840    (0.3940)        --           --        --
1996-Service
Shares(i).......    9.72     0.3134(a)       0.1018(a)       --           0.4152    (0.3152)        --           --        --
1995-
Institutional
Shares..........    9.64     0.6652(a)       0.1666(a)       --           0.8318    (0.6518)        --           --        --
1995-
Administration
Shares..........    9.64     0.2384(a)      (0.0433)(a)      --           0.1951    (0.2051)        --           --        --
1994-
Institutional
Shares..........   10.14     0.5628(a)      (0.4592)(a)      --           0.1036    (0.5598)    (0.0438)         --        --
1994-
Administration
Shares..........   10.14     0.5329(a)      (0.4539)(d)      --           0.0790    (0.5352)    (0.0438)         --        --
1993-
Institutional
Shares..........   10.16     0.5627         (0.0135)(d)      --           0.5492    (0.5627)        --       (0.0065)      --
1993-
Administration
Shares(e).......   10.23     0.2725         (0.0900)(d)      --           0.1825    (0.2725)        --           --        --
1992-
Institutional
Shares..........   10.22     0.6703         (0.0600)(d)      --           0.6103    (0.6703)        --           --        --
1991-
Institutional
Shares..........   10.00     0.8020          0.2200(d)       --           1.0220    (0.8020)        --           --        --
1990-
Institutional
Shares..........   10.07     0.8300         (0.0700)(d)      --           0.7600    (0.8300)        --           --        --
1989-
Institutional
Shares..........   10.10     0.8800             --           --           0.8800    (0.8800)        --           --        --
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1988-
Institutional
Shares..........   10.00     0.1800          0.1000(d)       --           0.2800    (0.1800)        --           --        --
-----------------------------------------------------------------------------------------------------------------------------------

                        Distribution
                            to
                        shareholders         Net                                          Ratio of                 Net
                     --------------------  increase                         Ratio of        net                   assets
                     From       Total     (decrease) Net asset                net        investment               at end
                     paid   distributions   in net   value at                expenses     income    Portfolio      of
                      in         to         asset     end of     Total     to average    to average   turnover    period
                    capital shareholders    value     period   return(k)    net assets   net assets    rate(d)   (in 000s)
                    --------------------------------------------------------------------------------------------------------
                                                        SHORT DURATION GOVERNMENT FUND
                    --------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........       --  ($0.6412)     $0.0300    $9.86      7.07%       0.45%         6.43%     102.58%       $103,729
1997-
Administration
Shares..........       --   (0.6183)      0.0400     9.89      6.91        0.70          6.19      102.58           1,060
1997-Service
Shares..........       --   (0.5904)      0.0401     9.86      6.63        0.95          5.92      102.58           3,337
1997-Class A
Shares(o).......       --   (0.3004)      0.1000     9.88      4.14(f)     0.70(b)       6.05(b)   102.58(f)        9,491
1997-Class B
Shares(o).......       --   (0.2698)      0.1100     9.86      3.94(f)     1.30(b)       5.52(b)   102.58(f)          747
1997-Class C
Shares(p).......       --   (0.1100)      0.0300     9.86      1.44(f)     1.45(b)       5.52(b)   102.58(f)          190
1996-
Institutional
Shares..........       --   (0.6326)      0.0100     9.83      6.75        0.45          6.44      115.45          99,944
1996-
Administration
Shares(h).......       --   (0.3940)     (0.0100)    9.85      4.00(f)     0.70(b)       5.97(b)   115.45             252
1996-Service
Shares(i).......       --   (0.3152)      0.1000     9.82      4.35(f)     0.95(b)       6.05(b)   115.45           1,822
1995-
Institutional
Shares..........       --   (0.6518)      0.1800     9.82      8.97        0.45          6.87      292.56         103,760
1995-
Administration
Shares..........       --   (0.2051)     (0.0100)    9.63(h)   2.10        0.70(b)       7.91(b)   292.56              --
1994-
Institutional
Shares..........       --   (0.6036)     (0.5000)    9.64      0.99        0.45          5.69      289.79         193,095
1994-
Administration
Shares..........       --   (0.5790)     (0.5000)    9.64      0.73        0.70          5.38      289.79             730
1993-
Institutional
Shares..........       --   (0.5692)     (0.0200)   10.14      5.55        0.45          5.46      411.66         359,708
1993-
Administration
Shares(e).......       --   (0.2725)     (0.0900)   10.14      1.74(f)     0.70(b)       4.84(b)   411.66          16,490
1992-
Institutional
Shares.........        --   (0.6703)     (0.0600)   10.16      6.24        0.45          6.60      216.07         277,927
1991-
Institutional
Shares..........       --   (0.8020)      0.2200    10.22     10.93        0.45          8.25      155.44         158,848
1990-
Institutional
Shares..........       --   (0.8300)     (0.0700)   10.00      8.23        0.45          8.62      173.21          68,995
1989-
Institutional
Shares..........  (0.0300)   0.9100      (0.0300)   10.07      9.08        0.46          8.71      137.37          31,015
FOR THE PERIOD AUGUST 15, THROUGH OCTOBER 31,
---------------------------------------------
1988-
Institutional
Shares..........       --   (0.1800)      0.1000    10.10      3.30(f)     0.55(b)       8.55(b)   167.00(f)       39,052


                            Ratios assuming
                          no voluntary waiver
                             of fees or
                          expense limitations
                      ------------------------
                                     Ratio of
                                       net
                       Ratio of     investment
                       expenses       income
                      to average   to average
                      net assets    net assets
                    -------------------------------
                    SHORT DURATION GOVERNMENT FUND
                    -------------------------------

FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........      0.82%            6.06%
1997-
Administration
Shares..........      1.07             5.82
1997-Service
Shares..........      1.32             5.55
1997-Class A
Shares(o).......      1.32(b)          5.43(b)
1997-Class B
Shares(o).......      1.82(b)          5.00(b)
1997-Class C
Shares(p).......      1.82(b)          5.15(b)
1996-
Institutional
Shares..........      0.71             6.18
1996-
Administration
Shares(h).......      0.96(b)          5.71(b)
1996-Service
Shares(i).......      1.21(b)          5.79(b)
1995-
Institutional
Shares..........      0.72             6.60
1995-
Administration
Shares..........      0.90(b)          7.71(b)
1994-
Institutional
Shares..........      0.59             5.55
1994-
Administration
Shares..........      0.84             5.24
1993-
Institutional
Shares..........      0.64             5.31
1993-
Administration
Shares(e).......      0.80(b)          4.74(b)
1992-
Institutional
Shares.........       0.69             6.36
1991-
Institutional
Shares..........      0.79             7.91
1990-
Institutional
Shares..........      0.95             8.12
1989-
Institutional
Shares..........      1.39             7.78
FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
-----------------------------------------------------
1988-
Institutional
Shares..........      1.42(b)          7.68(b)
-----------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------

                               Income (loss) from investment operations(n)
                           ------------------------------------------------------
                                         Net realized    Net realized
                                        and unrealized  and unrealized   Total
                                         gain (loss)     gain (loss)     income
                 Net asset              on investment,    on foreign     (loss)
                 value at     Net         option and       currency       from     From net
                 beginning investment      futures         related     investment investment
                 of period   income      transactions    transactions  operations   income
--------------------------------------------------------------------------------------------
                                      SHORT DURATION TAX-FREE FUND
--------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1997-
Institutional
Shares..........  $ 9.96    $0.4181(a)     $ 0.1091(a)       --         $ 0.5272   $(0.4172)
1997-
Administration
Shares..........    9.96     0.3924(a)       0.1100(a)       --           0.5024    (0.3924)
1997-Service
Shares..........    9.97     0.3675(a)       0.1000(a)       --           0.4675    (0.3675)
1997-Class A
Shares(o).......    9.94     0.1950(a)       0.1400(a)       --           0.3350    (0.1950)
1997-Class B
Shares(o).......    9.94     0.1663(a)       0.1368(a)       --           0.3031    (0.1631)
1997-Class C
Shares(p).......   10.04     0.0670(a)       0.0300(a)       --           0.0970    (0.0670)
1996-
Institutional
Shares..........    9.94     0.4192(a)       0.0200(a)       --           0.4392    (0.4192)
1996-
Administration
Shares..........    9.94     0.3944(a)       0.0200(a)       --           0.4144    (0.3944)
1996-Service
Shares..........    9.95     0.3697(a)       0.0200(a)       --           0.3897    (0.3697)
1995-
Institutional
Shares..........    9.79     0.4235(a)       0.1500(a)       --           0.5735    (0.4235)
1995-
Administration
Shares..........    9.79     0.3989(a)       0.1500(a)       --           0.5489    (0.3989)
1995-Service
Shares..........    9.79     0.3744(a)       0.1600(a)       --           0.5344    (0.3744)
1994-
Institutional
Shares..........   10.23     0.3787(a)      (0.3575)(a)      --           0.0212    (0.3787)
1994-
Administration
Shares..........   10.23     0.3537(a)      (0.3575)(a)      --          (0.0038)   (0.3537)
1994-Service
Shares(j).......    9.86     0.0475(a)      (0.0700)(a)      --          (0.0225)   (0.0475)
1993-
Institutional
Shares..........    9.93     0.3834          0.3000(d)       --           0.6834    (0.3834)
1993-
Administration
Shares(j).......   10.16     0.1555          0.0720(d)       --           0.2275    (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
1992-
Institutional
Shares..........   10.00     0.0341         (0.0700)(d)      --          (0.0359)   (0.0341)
---------------------------------------------------------------------------------------------



                           Distributions to shareholders
                 ------------------------------------------------------------
                                           In excess of
                    From net               net realized                          Net
                 realized gain               gain on                           increase                         Ratio of
                 on investment, In excess  investment,   From       Total     (decrease) Net asset                net
                     option       of net    option and   paid   distributions   in net   value at               expenses
                  and futures   investment   futures      in         to         asset     end of     Total     to average
                  transactions    income   transactions capital shareholders    value     period   return(k)   net assets
      --------------------------------------------------------------------------------------------------------------------
                                      SHORT DURATION TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------
1997-
Institutional
Shares..........        --         --          --         --      $(0.4172)    $ 0.1100   $10.07      5.40%       0.45%
1997-
Administration
Shares..........        --         --          --         --       (0.3924)      0.1100    10.07      5.14        0.70
1997-Service
Shares..........        --         --          --         --       (0.3675)      0.1000    10.07      4.77        0.95
1997-Class A
Shares(o).......        --         --          --         --       (0.1950)      0.1400    10.08      3.39(f)     0.70(b)
1997-Class B
Shares(o).......        --         --          --         --       (0.1631)      0.1400    10.08      3.07(f)     1.30(b)
1997-Class C
Shares(p).......        --         --          --         --       (0.0670)      0.0300    10.07      0.97(f)     1.45(b)
1996-
Institutional
Shares..........        --         --          --         --       (0.4192)      0.0300     9.96      4.50        0.45
1996-
Administration
Shares..........        --         --          --         --       (0.3944)      0.0300     9.96      4.24        0.70
1996-Service
Shares..........        --         --          --         --       (0.3697)      0.0200     9.97      3.98        0.95
1995-
Institutional
Shares..........        --         --          --         --       (0.4235)      0.1500     9.94      5.98        0.45
1995-
Administration
Shares..........        --         --          --         --       (0.3989)      0.1500     9.94      5.76        0.70
1995-Service
Shares..........        --         --          --         --       (0.3744)      0.1600     9.95      5.59        0.95
1994-
Institutional
Shares..........    (0.0825)       --          --         --       (0.4612)     (0.4400)    9.79      0.17        0.45
1994-
Administration
Shares..........    (0.0825)       --          --         --       (0.4362)     (0.4400)    9.79     (0.11)       0.70
1994-Service
Shares(j).......        --         --          --         --       (0.0475)     (0.0700)    9.79     (0.32)(f)    0.95(b)
1993-
Institutional
Shares..........        --         --          --         --       (0.3834)      0.3000    10.23      7.03        0.41
1993-
Administration
Shares(j).......        --         --          --         --       (0.1555)      0.0720    10.23      2.28(f)     0.70(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
----------------------------------------------------
1992-
Institutional
Shares..........        --         --          --         --       (0.0341)     (0.0700)    9.93     (0.34)(f)    0.05(b)
-------------------------------------------------------------------------------------------------------------------------

                                                    Ratios assuming
                                                  no voluntary waiver
                                                      of fees or
                                                  expense limitations
                                                 ---------------------

                 Ratio of                 Net                Ratio of
                   net                  assets                 net
                investment              at end    Ratio of  investment
                  income   Portfolio      of      expenses    income
                to average turnover     period   to average to average
                net assets  rate(d)    (in 000s) net assets net assets
      -----------------------------------------------------------------
                                SHORT DURATION TAX-FREE FUND
-----------------------------------------------------------------------

1997-
Institutional
Shares..........   4.18%    194.75%    $ 28,821     1.23%      3.40%
1997-
Administration
Shares..........   3.91     194.75           77     1.48       3.13
1997-Service
Shares..........   3.66     194.75        2,051     1.73       2.88
1997-Class A
Shares(o).......   3.81(b)  194.75(f)     4,023     1.73(b)    2.78(b)
1997-Class B
Shares(o).......   3.31(b)  194.75(f)       106     2.23(b)    2.38(b)
1997-Class C
Shares(p).......   2.60(b)  194.75(f)         2     2.23(b)    1.82(b)
1996-
Institutional
Shares..........   4.21     231.65       34,814     1.01       3.65
1996-
Administration
Shares..........   3.96     231.65           48     1.26       3.40
1996-Service
Shares..........   3.74     231.65          695     1.51       3.18
1995-
Institutional
Shares..........   4.31     259.52       58,389     0.77       3.99
1995-
Administration
Shares..........   4.14     259.52           46     1.02       3.82
1995-Service
Shares..........   3.87     259.52          454     1.27       3.55
1994-
Institutional
Shares..........   3.74     354.00       83,704     0.61       3.58
1994-
Administration
Shares..........   3.51     354.00        3,866     0.86       3.35
1994-Service
Shares(j).......   4.30(b)  354.00          440     1.11(b)    4.14(b)
1993-
Institutional
Shares..........   3.70     404.60      115,803     1.06       3.05
1993-
Administration
Shares(j).......   3.32(b)  404.60          911     1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
-----------------------------------------------------
1992-
Institutional
Shares..........   4.58(b)   31.19(f)    14,601     2.68(b)    1.95(b)
--------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                               Income (loss) from investment operations(n)
                                           ---------------------------------------------------
                                                       Net realized   Net realized
                                                      and unrealized and unrealized   Total
                                                       gain (loss)    gain (loss)     income
                                 Net asset            on investment,   on foreign     (loss)
                                 value at     Net       option and      currency       from     From net
                                 beginning investment    futures        related     investment investment
                                 of period   income    transactions   transactions  operations   income
----------------------------------------------------------------------------------------------------------
                                                         CORE FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1997-
Institutional
Shares..........                  $ 9.85    $0.6431      $0.2282        $(0.0005)    $ 0.8708   $(0.6408)
1997-
Administration
Shares..........                    9.84     0.6182       0.2380         (0.0005)      0.8557    (0.6157)
1997-Service
Shares..........                    9.86     0.5937       0.2287         (0.0005)      0.8219    (0.5919)
1997-Class A
Shares(o).......                    9.70     0.3059       0.3596         (0.0008)      0.6647    (0.3048)
1997-Class B
Shares(o).......                    9.72     0.2686       0.3695         (0.0008)      0.6373    (0.2673)
1997-Class C
Shares(p).......                    9.93     0.1118       0.1591         (0.0003)      0.2706    (0.1107)
1996-
Institutional
Shares..........                   10.00     0.6448      (0.0704)            --        0.5744    (0.6438)
1996-
Administrative
Shares(/1/).....                    9.91     0.4083      (0.0703)            --        0.3380    (0.4080)
1996-Service
Shares(l).......                    9.77     0.3756       0.0898             --        0.4654    (0.3754)
1995-
Institutional
Shares..........                    9.24     0.6423       0.7610             --        1.4033    (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
----------------------------------------------------
1994-
Institutional
Shares..........                   10.00     0.4648      (0.7617)            --       (0.2969)   (0.4648)


                                           Distributions to shareholders
                                 ------------------------------------------------------------
                                                           In excess of
                                    From net               net realized                          Net
                                 realized gain               gain on                           increase
                                 on investment, In excess  investment,   From       Total     (decrease) Net asset
                                     option       of net    option and   paid   distributions   in net   value at
                                  and futures   investment   futures      in         to         asset     end of     Total
                                  transactions    income   transactions capital shareholders    value     period   return(k)
-----------------------------------------------------------------------------------------------------------------------------
                                                         CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------
1997-
Institutional
Shares..........                        --         --          --         --      $(0.6408)    $ 0.2300   $10.08      9.19%
1997-
Administration
Shares..........                        --         --          --         --       (0.6157)      0.2300    10.07      8.92
1997-Service
Shares..........                        --         --          --         --       (0.5919)      0.2300    10.09      8.65
1997-Class A
Shares(o).......                        --         --          --         --       (0.3048)      0.3599    10.06      6.94(f)
1997-Class B
Shares(o).......                        --         --          --         --       (0.2673)      0.3700    10.09      6.63(f)
1997-Class C
Shares(p).......                        --         --          --         --       (0.1107)      0.1599    10.09      2.74(f)
1996-
Institutional
Shares..........                    (0.0806)       --          --         --       (0.7244)     (0.1500)    9.85      5.98
1996-
Administrative
Shares(/1/).....                        --         --          --         --       (0.4080)     (0.0700)    9.84      3.56(f)
1996-Service
Shares(l).......                        --         --          --         --       (0.3754)      0.0900     9.86      4.90(f)
1995-
Institutional
Shares..........                        --         --          --         --       (0.6433)      0.7600    10.00     15.72
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
--------------------
1994-
Institutional
Shares..........                        --         --          --         --       (0.4648)     (0.7617)    9.24     (3.00)

                                                                                Ratios assuming
                                                                              no voluntary waiver
                                                                                  of fees or
                                                                              expense limitations
                                                                             ---------------------

                                             Ratio of                 Net                Ratio of
                                  Ratio of     net                  assets                 net
                                    net     investment              at end    Ratio of  investment
                                  expenses    income   Portfolio      of      expenses    income
                                 to average to average turnover     period   to average to average
                                 net assets net assets  rate(d)    (in 000s) net assets net assets
-------------------------------------------------------------------------------------------------
                                                         CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
------------
1997-
Institutional
Shares..........                    0.45%      6.53%    361.27%     $79,230     0.83%      6.15%
1997-
Administration
Shares..........                    0.70       6.27     361.27        6,176     1.08       5.89
1997-Service
Shares..........                    0.95       6.00     361.27        1,868     1.33       5.62
1997-Class A
Shares(o).......                    0.70(b)    6.13(b)  361.27(f)     9,336     1.33(b)    5.50(b)
1997-Class B
Shares(o).......                    1.45(b)    5.28(b)  361.27(f)       621     1.83(b)    4.90(b)
1997-Class C
Shares(p).......                    1.45(b)    4.84(b)  361.27(f)       272     1.83(b)    4.46(b)
1996-
Institutional
Shares..........                    0.45       6.51     414.20       72,061     0.83       6.13
1996-
Administrative
Shares(/1/).....                    0.70(b)    6.41(b)  414.20          702     1.08(b)    6.03(b)
1996-Service
Shares(l).......                    0.95(b)    6.37(b)  414.20          381     1.33(b)    5.99(b)
1995-
Institutional
Shares..........                    0.45       6.56     382.26       55,502     0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G)
--------------------
1994-
Institutional
Shares..........                    0.45(b)    6.48(b)  285.25       24,508     1.46(b)    5.47(b)

(a) Calculated based on the average shares outstanding methodology.
(b) Annualized.
(c) Class A share activity commenced on May 15, 1995.
(d) Includes the effect of mortgage dollar roll transactions.
(e) Administration share activity commenced on April 15, 1993.
(f) Not annualized.
(g) Commencement of operations.
(h) Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.
(i) Service share activity commenced on April 10, 1996.
(j) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.
(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B and Class C shares were taken into account.
(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996, respectively.
(m) Service share activity commenced on March 27, 1997.
(n) Includes the balancing effect of calculating per share amounts.
(o) Class A and Class B share activity commenced on May 1, 1997.
(p) Class C share activity commenced on August 15, 1997.
-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Fixed Income Funds
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
---------------------------------------  ---------------------------------------

To the Shareholders and Board of Trustees of the Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Core Fixed Income Fund:

 We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Core Fixed Income Fund (portfolios of Goldman Sachs Trust, a Delaware Business Trust) including the statements of investments, as of October 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Core Fixed Income Fund as of October 31, 1997, the results of their operations and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
December 12, 1997

---------------------------------------  ---------------------------------------

               VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

  The proposals described below were submitted to a vote of shareholders of Goldman Sachs Trust (the "Company") at a Special Meeting of Shareholders held on April 1, 1997 (the "Meeting"):

--------------------------------------------------------------------------------
PROPOSAL NO. 1--ELECTION OF NINE TRUSTEES:

--------------------------------------------------------------------------------

  At the Meeting, Ashok Bakhru, David B. Ford, Douglas Grip, John McNulty, Mary McPherson, Richard Strubel, Alan Shuch, Jackson Smart and William Springer were elected to the Company's Board of Trustees. In electing the Trustees, the Company's shareholders voted as follows:

  TRUSTEE                      FOR       AGAINST    ABSTAIN     BROKER NON-VOTES
  -------                --------------- ------- -------------- ----------------
Ashok Bakhru............ 59,699,988.0890    0      993,484.8850        0
David B. Ford........... 59,362,764.7000    0    1,330,708.2740        0
Douglas Grip............ 59,477,956.3930    0    1,215,516.5810        0
John McNulty............ 59,362,764.7000    0    1,330,708.2740        0
Mary McPherson.......... 59,705,150.0290    0      988,322.9450        0
Richard Strubel......... 59,727,715.4610    0      965,757.5130        0
Alan Shuch.............. 59,362,764.7000    0    1,330,708.2740        0
Jackson Smart........... 59,706,199.9810    0      987,272.9930        0
William Springer........ 59,729,198.2540    0      964,274.7200        0

--------------------------------------------------------------------------------
PROPOSAL NO. 2--RATIFICATION OF THE SELECTION OF ARTHUR ANDERSEN LLP AS THE
              INDEPENDENT ACCOUNTANTS OF THE TRUST OR THE CORPORATION FOR THE FISCAL YEARS ENDING OCTOBER 31, 1997 AND JANUARY 31, 1998,
              RESPECTIVELY:

--------------------------------------------------------------------------------

  At the Meeting, the Company's shareholders approved Proposal No. 2 as follows:

      FOR               AGAINST                ABSTAIN             BROKER NON-VOTES
---------------      --------------         --------------         ----------------
55,747,113.1630       37,028.3220           4,909,331.4890                0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(B)--APPROVAL OF AN AMENDMENT TO THE TRUST'S DECLARATION OF TRUST
                TO PERMIT INVESTMENT OF EACH FUND'S ASSETS IN ANOTHER OPEN-END
                INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the Company's shareholders approved Proposal No. 4(B) as follows:

      FOR               AGAINST                ABSTAIN             BROKER NON-VOTES
---------------      --------------         --------------         ----------------
52,375,742.4380      1,978,971.9450         6,267,663.5910           71,095.0000

--------------------------------------------------------------------------------
PROPOSAL NO. 3--APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each of the Company's portfolios (each, a "Fund" and collectively, the "Funds") approved Proposal No. 3 as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,256,266.2380 249,187.0120         0             0
G.S. Adjustable Rate
 Government.............  30,840,046.7270 205,007.3510 4,029,816.1740   64,115.0000
G.S. Short Duration Tax
 Free...................   2,017,550.0780  16,321.0250       527.7150        0
G.S. Core Fixed Income..   4,761,964.9270   1,055.6280         0             0
G.S. Global Income......   7,475,140.0900 216,569.4820 1,108,286.2630        0
G.S. Government Income..   1,419,426.1060  19,927.7870     2,736.8010    6,980.0000
G.S. Municipal Income...   1,871,247.5330  13,820.1290   117,480.9080        0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(A)--APPROVAL OF AN AMENDMENT TO THE FUND'S INVESTMENT
                RESTRICTIONS TO PERMIT EACH FUND TO INVEST ALL ITS ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 4(A) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 255,529.1270         0             0
G.S. Adjustable Rate
 Government.............  29,300,183.4090 738,971.8930 5,035,714.9500   64,115.0000
G.S. Short Duration Tax
 Free...................   1,707,256.5030 326,614.6000       527.7150        0
G.S. Core Fixed Income..   4,761,964.9270   1,055.6280         0             0
G.S. Global Income......   7,338,642.1730 350,819.2200 1,110,534.4420        0
G.S. Government Income..   1,409,107.5260  30,246.3670     2,736.8010    6,980.0000
G.S. Municipal Income...   1,850,690.6070  29,828.2390   122,029.7240        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(A)--INVESTMENT POLICY ON ISSUER DIVERSIFICATION:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(A) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120     6,342.1150        0
G.S. Adjustable Rate
 Government.............  29,997,087.3250  43,548.7280 5,034,234.1990   64,115.0000
G.S. Short Duration Tax
 Free...................   2,023,592.0760   1,190.2710     9,616.4710        0
G.S. Core Fixed Income..   4,763,020.5550       0              0             0
G.S. Global Income......   7,302,111.2200 337,094.6510 1,160,789.9640        0
G.S. Government Income..   1,432,220.1140   3,231.1630     6,639.4170    6,980.0000
G.S. Municipal Income...   1,872,473.5900  16,237.5860   113,837.3940        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(B)--INVESTMENT POLICY ON INDUSTRY CONCENTRATION:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(B) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120     6,342.1150        0
G.S. Adjustable Rate
 Government.............  29,717,448.6200  48,100.0560 5,309,321.5760   64,115.0000
G.S. Short Duration Tax
 Free...................   2,023,592.0760   1,190.2710     9,616.4710        0
G.S. Core Fixed Income..   4,763,020.5550       0              0             0
G.S. Global Income......   7,308,203.5950 364,153.7540 1,127,638.4860        0
G.S. Government Income..   1,435,859.2330   3,462.0620     2,769.3990    6,980.0000
G.S. Municipal Income...   1,869,373.6660  12,600.7210   120,574.1830        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(C)--INVESTMENT POLICIES ON BORROWING, MARGIN PURCHASES AND
                PLEDGING ASSETS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(C) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120     6,342.1150        0
G.S. Adjustable Rate
 Government.............  29,536,226.5180 496,829.5350 5,041,814.1990   64,115.0000
G.S. Short Duration Tax
 Free...................   2,024,782.3470       0          9,616.4710        0
G.S. Core Fixed Income..   4,761,964.9270   1,055.6280         0             0
G.S. Global Income......   7,216,046.8580 429,048.0000 1,154,900.9770        0
G.S. Government Income..   1,382,429.7560  55,980.6910     3,680.2470    6,980.0000
G.S. Municipal Income...   1,852,339.5570  25,565.3640   124,643.6490        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(D)--INVESTMENT POLICY ON LOANS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(D) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120     6,342.1150        0
G.S. Adjustable Rate
 Government.............  29,791,225.9940 241,830.0590 5,041,814.1990   64,115.0000
G.S. Short Duration Tax
 Free...................   2,024,782.3470       0          9,616.4710        0
G.S. Core Fixed Income..   4,761,964.9270   1,055.6280         0             0
G.S. Global Income......   7,246,088.4970 387,925.7060 1,165,981.6320        0
G.S. Government Income..   1,418,199.0540  16,793.6490     7,097.9910    6,980.0000
G.S. Municipal Income...   1,855,997.7160  18,603.7770   127,947.0770        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(E)--INVESTMENT POLICY ON UNDERWRITING:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(E) as follows:

          FUND                  FOR         AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ --------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,499,008.6670     102.4680      6,342.1150        0
G.S. Adjustable Rate
 Government.............  24,563,621.2260 203,940.9210 10,307,308.1050   64,115.0000
G.S. Short Duration Tax
 Free...................   2,024,782.3470       0           9,616.4710        0
G.S. Core Fixed Income..   4,763,020.5550       0               0             0
G.S. Global Income......   7,277,794.5270 358,843.4350  1,163,357.8730        0
G.S. Government Income..   1,430,965.7480   7,444.6990      3,680.2470    6,980.0000
G.S. Municipal Income...   1,848,511.9770  12,976.0140    141,060.5790        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(F)--INVESTMENT POLICY ON REAL ESTATE AND OIL AND GAS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(F) as follows:

          FUND                  FOR         AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ --------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,924.1230 249,187.0120      6,342.1150        0
G.S. Adjustable Rate
 Government.............  24,526,695.5880 240,866.5590 10,307,308.1050   64,115.0000
G.S. Short Duration Tax
 Free...................   1,990,762.3590  34,019.9880      9,616.4710        0
G.S. Core Fixed Income..   1,125,872.4290       0       3,637,148.1260        0
G.S. Global Income......   7,327,402.6000 291,544.8020  1,181,048.4330        0
G.S. Government Income..   1,432,561.1600   5,849.2870      3,680.2470    6,980.0000
G.S. Municipal Income...   1,867,044.1890  15,154.4890    120,349.8920        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(G)--INVESTMENT POLICY ON COMMODITIES:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(G) as follows:

          FUND                  FOR         AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ --------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,256,266.2380     102.4680    249,084.5440        0
G.S. Adjustable Rate
 Government.............  24,259,310.5330 258,550.2170 10,557,009.5020   64,115.0000
G.S. Short Duration Tax
 Free...................   1,999,851.1150  34,019.9880        527.7150        0
G.S. Core Fixed Income..   4,761,964.9270       0           1,055.6280        0
G.S. Global Income......   7,242,067.7760 391,426.1320  1,166,501.9270        0
G.S. Government Income..   1,402,158.5440  35,125.1420      4,807.0080    6,980.0000
G.S. Municipal Income...   1,864,355.0900  15,677.0190    122,516.4610        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(H)--INVESTMENT POLICY ON SENIOR SECURITIES:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(H) as follows:

          FUND                  FOR         AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ --------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,249,296.2850   7,072.4210    249,084.5440        0
G.S. Adjustable Rate
 Government.............  24,588,889.6270 204,058.5000 10,281,922.1250   64,115.0000
G.S. Short Duration Tax
 Free...................   2,032,680.8320   1,190.2710        527.7150        0
G.S. Core Fixed Income..   4,763,020.5550       0               0             0
G.S. Global Income......   7,317,507.8520 317,794.9290  1,164,693.0540        0
G.S. Government Income..   1,369,235.2830  67,017.8840      5,837.5270    6,980.0000
G.S. Municipal Income...   1,861,721.6030  14,498.0260    126,328.9410        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(I)--INVESTMENT POLICY CONCERNING SHORT SALES OF SECURITIES:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 5(I) as follows:

          FUND                  FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            --------------- ------------ -------------- ----------------
G.S. Short Duration Gov-
 ernment................   6,243,445.2950  12,923.4110   249,084.5440        0
G.S. Adjustable Rate
 Government.............  29,554,106.4250 236,098.2310 5,284,665.5960   64,115.0000
G.S. Short Duration Tax
 Free...................   1,994,403.9380  39,467.1650       527.7150        0
G.S. Core Fixed Income..   4,761,964.9270       0          1,055.6280        0
G.S. Global Income......   7,221,712.5330 412,993.5060 1,165,289.7960        0
G.S. Government Income..   1,365,080.4460  68,785.4960     8,224.7520    6,980.0000
G.S. Municipal Income...   1,839,955.6770  27,482.8450   135,110.0480        0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(J)--GS SHORT DURATION GOVERNMENT FUND'S POLICY ON OPTIONS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of GS Short Duration Government approved Proposal No. 5(J) as follows:

          FUND                 FOR       AGAINST    ABSTAIN    BROKER NON-VOTES
          ----            -------------- -------- ------------ ----------------
G.S. Short Duration Gov-
 ernment................  6,249,924.1230 102.4680 255,426.6590         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(K)--GS SHORT DURATION GOVERNMENT FUND'S POLICY ON INVESTMENTS TO
                EXERCISE CONTROL:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of GS Short Duration Fund approved Proposal No. 5(K) as follows:

          FUND                 FOR        AGAINST     ABSTAIN    BROKER NON-VOTES
          ----            -------------- ---------- ------------ ----------------
G.S. Short Duration Gov-
 ernment................  6,249,924.1030 6,444.5830 249,084.5440         0

--------------------------------------------------------------------------------
PROPOSAL NO. 6--APPROVAL OF AMENDED AND RESTATED MANAGEMENT AGREEMENTS:
--------------------------------------------------------------------------------

  At the Meeting, the Shareholders of each Fund approved Proposal No. 6 as follows:

          FUND                 FOR         AGAINST      ABSTAIN    BROKER NON-VOTES
          ----            -------------- ------------ ------------ ----------------
G.S. Global Income......  7,767,511.0190 285,099.7120 747,385.1040        0
G.S. Government Income..  1,417,140.3790  20,595.5810   4,354.7340    6,980.0000
G.S. Municipal Income...  1,868,303.5900  12,832.0000 121,412.9800        0

                     This page is intentionally left blank




--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------   ---------------------------------------------
-------------------------------   ---------------------------------------------
THE GOLDMAN SACHS
FIXED INCOME FUNDS

--------------------------------------------------------------------------------
ANNUAL REPORT
OCTOBER 31, 1997


GOLDMAN SACHS ADJUSTABLE RATEGOVERNMENT FUND
GOLDMAN SACHS SHORT DURATIONGOVERNMENT FUND
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
GOLDMAN SACHS CORE FIXED INCOME FUND


GOLDMAN SACHS

Goldman Sachs
1 New York Plaza
New York, NY 10004

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

GOLDMAN SACHS
Investment Adviser,
Distributor and Transfer Agent

FIA97/128K/1097

                                 PART C

                                 OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

(a)  Financial Statements

     Included in the Prospectus:

     Financial Highlights for the Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Core Fixed Income Fund for the period ended October 31, 1997 (audited).

     Financial Highlights for the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Fund for the period ended October 31, 1997 (audited).

Incorporated by reference into the Statement of Additional Information:

     Report of Independent Public Accountants.

     Statement of Investments for the Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Core Fixed Income Fund as of October 31, 1997 (audited).

     Statement of Investments for the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Fund as of October 31, 1997 (audited).

     Statement of Assets and Liabilities for the Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Core Fixed Income Fund as of October 31, 1997 (audited).

     Statement of Assets and Liabilities for the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Fund as of October 31, 1997 (audited).

     Statement of Operations for the Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Core Fixed Income Fund for the fiscal year ended October 31, 1997 (audited).

     Statement of Operations for the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Fund for the fiscal year ended October 31, 1997 (audited).

     Statement of Changes in Net Assets for the Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Core Fixed Income Fund for the fiscal year ended October 31, 1997 (audited).

     Statement of Changes in Net Assets for the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Fund for the fiscal year ended October 31, 1997 (audited).

     Financial Highlights for the Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Core Fixed Income Fund for the period ended October 31, 1997 (audited).

     Financial Highlights for the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Fund for the period ended October 31, 1997 (audited).

     Report of Independent Public Accountants

     Notes to Financial Statements.

(b)  Exhibits

     The following exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed (Reference A); to Pre-Effective Amendment No. 1 to such Registration Statement (Reference B); to Post-Effective Amendment No. 1 to such Registration Statement (Reference
     C); to Post-Effective Amendment No. 2 to such Registration Statement (Reference D); to Post-Effective Amendment No. 4 to such Registration Statement (Reference F); to Post-Effective Amendment No. 12 to such Registration Statement (Reference M); to Post-Effective Amendment No. 14 to such Registration Statement (Reference O); to Post-Effective Amendment No. 15 to such Registration Statement (Reference P); to Post-Effective Amendment No. 16 to such Registration Statement (Reference Q); to Post-Effective Amendment No. 17 to such Registration Statement (Reference R); to Post-Effective Amendment No. 19 to such Registration Statement (Reference
     T); to Post-Effective Amendment No. 20 to such Registration Statement (Reference U); to Post-Effective Amendment No. 21 to such Registration Statement (Reference V); to Post-Effective Amendment No. 23 to such

     Registration Statement (Reference X); to Post-Effective Amendment No. 24 to such Registration Statement (Reference Y); to Post-Effective Amendment No. 25 to such Registration Statement (Reference Z); to Post-Effective Amendment No. 26 to such Registration Statement (Accession No. 0000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No.0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950130-97-0001867); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); and to Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000-950130-98-000676)

     The following exhibits are incorporated herein by reference to Goldman Sachs Equity Portfolios, Inc.'s Registration Statement on Form N-1A as initially filed (Reference A*); to Post-Effective Amendment No. 1 to such Registration Statement filed on September 28, 1990 (Reference C*); to Post-Effective Amendment No. 9 to such Registration Statement filed on April 1, 1993 (Reference G*); to Post-Effective Amendment No. 11 to such Registration Statement filed on March 31, 1994 (Reference I*); to Post-Effective Amendment No. 14 to such Registration Statement filed on November 30, 1995 (Reference L*); to Post-Effective Amendment No. 16 to such Registration Statement filed on March 31, 1995 (Reference M*); and Post-Effective Amendment No. 17 to such Registration Statement filed on May 31, 1995 (Reference N*).

     The following exhibits are incorporated herein by reference to Goldman Sachs Money Market Trust's Registration Statement on Form N-1A as filed. Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form S-5 (Reference B**); to Registrant's Proxy Statement dated May 6, 1981 (Reference C**); to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Reference E**); to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (Reference F**); to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Reference I**); to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (Reference J**); to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (Reference K**); to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Reference M**); to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Reference N**); to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (Reference O**); to Post-Effective Amendment No. 41 to Registrant's Registration Statement on

     Form N-1A (Reference P**); to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Reference R**); to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (Reference S**); to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (Reference U**); to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (Reference Z**); and to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (Reference AA**).

     1(a). Agreement and Declaration of Trust. (Accession No. 0000950130-97-000573)

     1(b). Amendment No. 1 to Agreement and Declaration of Trust. (Accession No. 0000950130-97-004495)

     1(c). Amendment No. 2 to Agreement and Declaration of Trust. (Accession No. 0000950130-97-004495)

     1(d). Amendment No.3 dated January 28, 1997 to the Agreement and Declaration of Trust. (Accession No. 0000950130-98-000676)

     1(e). Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676)

     2.        By-laws of the Delaware business trust.  (Accession No.
               0000950130-97-000573)

     3.        Not applicable.

     4.        Not applicable.

     5(a). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Short Duration Government Fund and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676)

     5(b). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Adjustable Rate Government Fund and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676)

     5(c). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(d). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Core Fixed Income Fund and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(e). Management Agreement dated January 28, 1998 on behalf of the Registrant and Goldman Sachs Asset Management, Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International. (Accession No. 0000950130-98-000676)

     5(f). Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(g). Management Agreement dated April 30, 1997 between the Registrant on behalf of Goldman Sachs - Institutional Liquid Assets and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     6. Distribution Agreement dated April 30, 1997 as amended October 21, 1997 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495)

     7.        Not applicable.

     8(a). Custodian Agreement between Registrant and State Street Bank and Trust Company. (Reference P)

     8(b). Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company. (Reference B)

     8(c). Fee schedule relating to the Custodian Agreement between Registrant and State Street Bank and Trust Company. (Reference C)

     8(d). Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495)

     8(e). Letter Agreement between Registrant and State Street Bank and Trust pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters. (Reference C)

     8(f). Amendment dated August, 1989 to the Wiring Agreement among State Street Bank and Trust

               Company, Goldman, Sachs & Co. and The Northern Trust Company relating to the indemnification of The Northern Trust Company. (Reference D)

     9(a). Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Reference P)

     9(b). Fee schedule relating to the Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Reference B)

     9(c). Fee schedule relating to Transfer Agency Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495)

     10.       Opinion of Drinker Biddle and Reath.  (Accession No. 0000950130-
               97-004495)

     10(a). Opinion of Morris, Nichols, Arsht & Tunnell - (Accession No. 0000950130-97-001846).

     12.       Not applicable.

     13.       Subscription Agreement with Goldman, Sachs & Co. (Reference B)

     14.       Not applicable.

     15(a). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Municipal Income Fund. (Reference P)

     15(b). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Government Income Fund. (Reference O)

     15(c). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Global Income Fund. (Reference O)

     15(d). Distribution Plan Pursuant to Rule 12b-1 for GS Adjustable Rate Government Agency Fund-Class A Shares. (Reference Y)

     15(e). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Capital Growth Fund. (Reference C*)

     15(f). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Select Equity Fund. (Reference G*)

     15(g). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Small Cap Equity Fund. (Reference G*)

     15(h). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs International Equity Fund. (Reference G*)

     15(i). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Growth and Income Fund. (Reference G*)

     15(j). Form of Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Asia Growth Fund. (Reference I*)

     15(k). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Balanced Fund. (Reference L*)

     15(l). Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 of the Registrant. (Reference N*).

     15(m).    Administration Plan and Service Plan of the Trust. (Reference X)

     15(n). Class A Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998. (Accession No. 0000950130-98-000676)

     15(o). Class B Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998. (Accession No. 0000950130-98-000676)

     15(p). Class C Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998. (Accession No. 0000950130-98-000676)

     16.       Schedule for Computation of Performance Data. (Reference V)

     18(a). Form of Plan entered into by Registrant pursuant to Rule 18f-3. (Reference Z)

     19. Powers of Attorney of Messrs. Bakhru, Ford, Grip, Shuch, Smart, Sringer, Strubel, McNulty, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. MacPherson, Mucker and Taylor. (Accession No. 0000950130-97-000805)

     19(a). Powers of Attorney dated October 21, 1997 on behalf of James A. Fitzpatrick and Valerie A. Zondorak. (Accession No. 0000950130-98-000676)

     The following exhibit relating to Goldman Sachs Trust is filed herewith electronically pursuant to EDGAR rules:

     11.  Consent of Arthur Andersen LLP.

     27.  Financial Data Schedules.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.


ITEM 26  NUMBER OF HOLDERS OF SECURITIES.
         -------------------------------
                                                        Number of
Title of Class                                          Record Holders
--------------                                          --------------

Treasury Obligations Portfolio
   ILA Units                                                   726
   ILA Administration Units                                     82
   ILA Service Units                                             5
Treasury Instruments Portfolio
   ILA Units                                                   297
   ILA Administration Units                                     31
   ILA Service Units                                             7
Federal Portfolio
   ILA Units                                                 2,891
   ILA Administration Units                                    581
   ILA Service Units                                           109
Government Portfolio
   ILA Units                                                 1,397
   ILA Administration Units                                     62
   ILA Service Units                                             5
Prime Obligations Portfolio
   ILA Class A                                                  27
   ILA Units                                                   749
   ILA Class B                                                 108
   ILA Class C                                                  20
   ILA Administration Units                                     80
   ILA Service Units                                           588
Money Market Portfolio
   ILA Units                                                   724
   ILA Administration Units                                    894
   ILA Service Units                                             3
Tax-Exempt Diversified Portfolio
   ILA Class A                                                  53
   ILA Units                                                 2,477
   ILA Administration Units                                     19
   ILA Service Units                                            16
Tax-Exempt California Portfolio
   ILA Units                                                   976
   ILA Administration Units                                      1
   ILA Service Units                                             1
Tax-Exempt New York Portfolio
   ILA Units                                                   241
   ILA Administration Units                                     61
   ILA Service Units                                             1
Financial Square Treasury Obligations Fund
   FST Shares                                                  372
   FST Administration Shares                                   113
   FST Service Shares                                          639

   FST Preferred Shares                                           6
Financial Square Prime Obligations Fund
   FST Shares                                                   432
   FST Administration Shares                                    177
   FST Service Shares                                           296
   FST Preferred Shares                                           8
Financial Square Government Fund
   FST Shares                                                   233
   FST Administration Shares                                    204
   FST Service Shares                                            91
   FST Preferred Shares                                           6
Financial Square Money Market Fund
   FST Shares                                                   529
   FST Administration Shares                                    293
   FST Service Shares                                           151
   FST Preferred Shares                                          21
Financial Square Tax-Free Money Market Fund
   FST Shares                                                   290
   FST Administration Shares                                     46
   FST Service Shares                                            77
   FST Preferred Shares                                           4
Financial Square Treasury Instruments Fund
   FST Shares                                                   138
   FST Administration Shares                                     10
   FST Service Shares                                             7
   FST Preferred Shares                                           1
Financial Square Federal Fund
   FST Shares                                                   223
   FST Administration Shares                                     43
   FST Service Shares                                           151
   FST Preferred Shares                                           6
Financial Square Municipal Money Market Fund
   FST Shares                                                     0
   FST Administration Shares                                      0
   FST Service Shares                                             0
   FST Preferred Shares                                           0
Financial Square Premium Money Market Fund
   FST Shares                                                    39
   FST Administration Shares                                      2
   FST Service Shares                                             2
   FST Preferred Shares                                           2
Goldman Sachs Short Duration Government Fund
   Class A                                                      107
   Class B                                                       37
   Class C                                                       24
   Institutional Shares                                         342
   Administration Shares                                         52
   Service Shares                                                 3
Goldman Sachs Adjustable Rate Government Fund
   Class A                                                      406
   Institutional Shares                                         421
   Administration Shares                                         20
   Service Shares                                                 2

Goldman Sachs Short Duration Tax-Free Fund
 Class A                                                        101
   Class B                                                       12
   Class C                                                       10
   Institutional Shares                                         129
   Administration Shares                                          3
   Service Shares                                                 0

Goldman Sachs Core Fixed Income Fund
 Class A                                                        273
   Class B                                                       92
   Class C                                                       52
   Institutional Shares                                         217
   Administration Shares                                         50
   Service Shares                                                 2

Goldman Sachs Global Income Fund
   Class A                                                    3,322
   Class B                                                      391
   Class C                                                       75
   Institutional Shares                                          51
   Service Shares                                                 4

Goldman Sachs Government Income Fund
   Class A                                                    1,483
   Class B                                                      461
   Class C                                                      106
   Institutional Shares                                           5
   Service Shares                                                 1
Goldman Sachs Municipal Income Fund
   Class A                                                    1,599
   Class B                                                       74
   Class C                                                       19
   Institutional Shares                                           2
   Service Shares                                                 1
Goldman Sachs High Yield Fund
   Class A                                                    1,650
   Class B                                                      567
   Class C                                                      213
   Institutional Shares                                           0
   Service Shares                                                 0
Goldman Sachs Capital Growth Fund
   Class A                                                   37,639
   Class B                                                    3,149
   Class C                                                      397
   Institutional Shares                                          10
   Service Shares                                                 5
Goldman Sachs CORE U.S. Equity Fund
   Class A                                                   17,004
   Class B                                                    3,996
   Class C                                                      340
   Institutional Shares                                          33
   Service Shares                                                 8

Goldman Sachs Small Cap Value Fund
   Class A                                                   21,605
   Class B                                                    4,014
   Class C                                                      497
   Institutional Shares                                          10
   Service Shares                                                 5
Goldman Sachs International Equity Fund
   Class A                                                   28,731
   Class B                                                    5,489
   Class C                                                      279
   Institutional Shares                                          50
   Service Shares                                                12
Goldman Sachs Growth and Income Fund
   Class A                                                   58,617
   Class B                                                   19,916
   Class C                                                    1,687
   Institutional Shares                                          36
   Service Shares                                                15
Goldman Sachs Asia Growth Fund
   Class A                                                    9,297
   Class B                                                      733
   Class C                                                       93
   Institutional Shares                                           8
   Service Shares                                                 3
Goldman Sachs Balanced Fund
   Class A                                                    6,578
   Class B                                                    1,524
   Class C                                                      392
   Institutional Shares                                          11
   Service Shares                                                 6
Goldman Sachs Mid Cap Equity Fund
   Class A                                                    3,338
   Class B                                                    1,982
   Class C                                                      406
   Institutional Shares                                          43
   Service Shares                                                 6
Goldman Sachs CORE Large Cap Growth Fund
   Class A                                                    1,812
   Class B                                                      901
   Class C                                                      204
   Institutional Shares                                          17
   Service Shares                                                 7
Goldman Sachs Emerging Markets Equity Fund
   Class A                                                      160
   Class B                                                       16
   Class C                                                       16
   Institutional Shares                                          13
   Service Shares                                                 5
Goldman Sachs CORE Small Cap Equity Fund
   Class A                                                      761
   Class B                                                      424
   Class C                                                      181
   Institutional Shares                                          11
   Service Shares                                                 5

Goldman Sachs CORE International Equity Fund
   Class A                                                      589
   Class B                                                      278
   Class C                                                      114
   Institutional Shares                                          12
   Service Shares                                                 5
Goldman Sachs Real Estate Securities Fund
   Class A                                                        0
   Class B                                                        0
   Class C                                                        0
   Institutional Shares                                           0
   Service Shares                                                 0
Goldman Sachs Income Strategy Portfolio
   Class A                                                       37
   Class B                                                       19
   Class C                                                       10
   Institutional Shares                                           1
   Service Shares                                                 1
Goldman Sachs Growth & Income Strategy Portfolio
   Class A                                                      168
   Class B                                                      109
   Class C                                                       61
   Institutional Shares                                           2
   Service Shares                                                 1

Goldman Sachs Growth Strategy Portfolio
   Class A                                                      181
   Class B                                                       99
   Class C                                                       57
   Institutional Shares                                           2
   Service Shares                                                 1
Goldman Sachs Aggressive Growth Strategy Portfolio
   Class A                                                       71
   Class B                                                       50
   Class C                                                       31
   Institutional Shares                                           1
   Service Shares                                                 1

(Information supplied as of February 1, 1998)


ITEM 27. INDEMNIFICATION
         ---------------

Article III of the Declaration of Trust of Goldman Sachs Trust, the Delaware business trust, provides for indemnification of the Trustees, offices and agents of the Trust, subject to certain limitations. The Declaration of Trust is filed as Exhibit 1.

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from wilful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the

Investment Adviser of its obligations or duties under the Management Agreement.
Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Management Agreement. The Management Agreements are filed as Exhibit (a) through 5(g);

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997 and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated July 15, 1991 each provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of such Agreements were filed as Exhibits 6 and 9(a), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions, The Benchmark Funds, Goldman Sachs Variable Insurance Trust and The Commerce Funds and Goldman, Sachs & Co. insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively) the text of which are hereby incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

(a). Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b). Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter, who are members of Goldman, Sachs & Co.'s Executive Committee. None of the members of the executive committee holds a position or office with the Registrant.

                      GOLDMAN SACHS EXECUTIVE COMMITTEE


     Name and Principal
     Business Address                    Position
     ----------------                    --------

     Jon S. Corzine (1)                  Chief Executive Officer
     Robert J. Hurst (1)                 Managing Director
     Henry M. Paulson, Jr. (1)           Chief Operating Officer
     John A. Thain (1)(3)                Chief Financial Officer
     John L. Thornton (3)                Managing Director
     Roy J. Zuckerberg (2)               Managing Director
     -----------------------

     (1)  85 Broad Street, New York, NY 10004
     (2)  One New York Plaza, New York, NY 10004
     (3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
          England

(c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Declaration of Trust, By-laws, minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rule promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

ITEM 31. MANAGEMENT SERVICES
         -------------------

Not applicable.

ITEM 32.  UNDERTAKINGS
          ------------

(a) The Portfolios undertake to furnish each person to whom a prospectus is delivered with the latest Annual Report.

(b) The Registrant undertakes to file a post-effective amendment within four to six months from the effective date of the Post-Effective Amendment to the Registrant's Registration Statement relating to the registration of Goldman Sachs Japanese Equity Fund and Goldman Sachs International Small Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 42 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 25th day of February 1998.

GOLDMAN SACHS TRUST
(A Delaware business trust)

By: /s/ Michael J. Richman
    ----------------------
    Michael J. Richman
    Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


NAME                                  TITLE                  DATE
----                                  -----                  ----
*Douglas C. Grip                  President and
 ---------------                  Trustee                    February 25, 1998
 Douglas C. Grip

*Scott M. Gilman                  Principal Accounting
 ---------------                  Officer And Principal
 Scott M. Gilman                  Financial Officer          February 25, 1998


*David B. Ford                    Trustee                    February 25, 1998
 ---------------
 David B. Ford

*Mary Patterson McPherson         Trustee                    February 25, 1998
 ------------------------
 Mary Patterson McPherson

*Ashok N. Bakhru                  Trustee                    February 25, 1998
 ---------------
 Ashok N. Bakhru

*Alan A. Shuch                    Trustee                    February 25, 1998
 -------------
 Alan A. Shuch

*Jackson W. Smart                 Trustee                    February 25, 1998
 ---------------------
 Jackson W. Smart, Jr.

*John P. McNulty                  Trustee                    February 25, 1998
 ---------------
 John P. McNulty

*William H. Springer              Trustee                    February 25, 1998
 -------------------
 William H. Springer

*Richard P. Strubel               Trustee                    February 25, 1998
 ------------------
 Richard P. Strubel
 Richard P. Strubel                                          February 25, 1998

*By:Michael J. Richman
    ------------------
    Michael J. Richman,
    Attorney-In-Fact

             .  Pursuant to a power of attorney previously filed.

                               INDEX TO EXHIBITS

Exhibit
-------

    11.   Consent of Arthur Anderson LLP.

    27.   Financial Data Schedules.